UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	3/31/06

Date of reporting period:	6/30/06

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia Short Term Municipal Bond Fund

	Par ($)	Value ($)*
Municipal Bonds – 98.5%
EDUCATION – 9.5%
Education – 8.6%
AL Homewood Board of Education
Series 2006,
3.600% 09/01/07	2,500,000	2,492,759
FL Board of Education
Series 2003 I,
5.000% 06/01/10	9,420,000	9,786,721
MI Municipal Bond Authority
Series 2002,
5.250% 06/01/09	7,500,000	7,813,021
NC University of North Carolina
Series 2002 B,
5.000% 12/01/06	2,800,000	2,814,672
OH University of Cincinnati
Series 2006 C,
4.500% 03/28/07	10,000,000	10,068,572
PA Higher Educational Facilities Authority
Drexel University,
Series 2003,
5.000% 05/01/08	1,030,000	1,048,859
TX Tech University
Series 2002-7th,
Insured: MBIA
5.250% 08/15/09	1,100,000	1,142,911
TX University of Texas Permanent University Fund
Series 2002 A,
5.000% 07/01/08	3,500,000	3,574,830
Series 2006,
5.000% 07/01/09	5,795,000	6,020,837
Education Total		44,763,182
Prep School – 0.9%
TX Red River
Parish Day School,
Series 2001 A,
3.100% 12/01/31	5,000,000	4,898,600
Prep School Total		4,898,600
EDUCATION TOTAL		49,661,782
HEALTH CARE – 5.1%
Hospitals – 4.8%
AZ University Medical Center Corp.
Series 2004,:
5.000% 07/01/06	700,000	700,021
5.000% 07/01/07	300,000	302,538
FL Escambia County Health Facilities Authority
Ascension Health,

1

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
Series 2003 A,
5.000% 11/15/07	1,700,000	1,726,435
FL Jacksonville Health Facilities Authority
Daughters of Charity Health Services,
Series 1997 A,
Insured: MBIA
5.250% 08/15/08	3,720,000	3,809,670
GA Gainesville & Hall County Hospital Authority
Northeast Georgia Health System, Inc.,
Series 2001,
4.000% 05/15/07	950,000	950,504
MI State Hospital Finance Authority
Ascension Health,
Series 1999 B,
5.300% 11/15/33	1,800,000	1,809,720
MO State Health & Educational Facilities Authority
SSM Health Care Corp.,
Series 2002 A,
5.000% 06/01/07	4,000,000	4,039,840
NC Medical Care Commission
Forsyth Memorial Hospital, Inc.,
Series 2003,
5.000% 11/01/07	1,825,000	1,850,714
Halifax Regional Medical Center, Inc.,
Series 1998,
4.600% 08/15/06	660,000	660,033
Mission-St. Joseph’s Health System,
Series 2001,
5.000% 10/01/08	1,675,000	1,713,173
NM Hospital Equipment Loan Council
Presbyterian Healthcare Services,
Series 2001 A,
4.600% 08/01/08	2,900,000	2,930,189
SC Florence County
McLeod Regional Medical Center,
Series 2004 A,
Insured: FSA
5.000% 11/01/09	1,155,000	1,192,133
McLeod Regional Medical Centert,
Series 1998 A,
Insured: MBIA
5.500% 11/01/07	1,330,000	1,359,060
WI Health & Educational Facilities Authority
Prohealth Care, Inc.
Series 1999,
4.300% 08/15/07	2,040,000	2,042,632
Hospitals Total		25,086,662

2

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Nursing Homes – 0.3%
CO Health Facilities Authority
Evangelical Lutheran Foundation,
Series 2004 B,
3.750% 06/01/34	1,500,000	1,469,985
Nursing Homes Total		1,469,985
HEALTH CARE TOTAL		26,556,647
HOUSING – 3.2%
Assisted Living/Senior – 0.8%
TN Memphis Health Educational & Housing Facility Board
Uptown Senior Housing Development,
Series 2006, AMT,.
4.570% 05/03/10(a)	4,000,000	4,000,000
Assisted Living/Senior Total		4,000,000
Multi-Family – 1.3%
GA Clayton County Housing Authority
GCC Ventures LLC,
Series 2001,
Insured: FNMA
4.350% 12/01/31	3,250,000	3,265,633
MO Housing Development Commission
Series 2006,
Insured: FHA
5.000% 08/01/07	3,295,000	3,335,222
Multi-Family Total		6,600,855
Single-Family – 1.1%
MA Housing Finance Agency
Series 2003 O, AMT,
2.200% 12/01/06	3,000,000	2,966,910
VT Housing Finance Agency
Series 2006 B, AMT,
3.800% 11/01/07	3,000,000	3,000,000
Single-Family Total		5,966,910
HOUSING TOTAL		16,567,765
INDUSTRIALS – 4.7%
Chemicals – 0.5%
TX Red River Authority
Hoechst Celanese Corp.,
Series 1994,
5.200% 05/01/07	2,440,000	2,443,123
Chemicals Total		2,443,123
Forest Products & Paper – 0.9%
WI Kaukauna
International Paper Co.,
Series 1997 A,

3

	Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Forest Products & Paper – (continued)
5.150% 07/01/06	5,000,000	5,000,150
Forest Products & Paper Total		5,000,150
Oil & Gas Services – 1.0%
LA Calcasieu Parish Industrial Development Board
Occidental Petroleum Corp.,
Series 2001,
4.800% 12/01/06	5,000,000	5,009,750
Oil & Gas Services Total		5,009,750
Oil, Gas & Consumable Fuels – 2.3%
TX Gulf Coast Waste Disposal Authority
Occidental Chemical Corp.,
Series 2001,
4.200% 11/01/06	4,000,000	3,999,800
WY Uinta County
Series 1998,
2.250% 07/01/26	8,350,000	8,170,392
Oil, Gas & Consumable Fuels Total		12,170,192
INDUSTRIALS TOTAL		24,623,215
OTHER – 6.2%
Other – 2.6%
NY Convention Center Operating Corp.
Series 2003,
(b) 06/01/08	15,000,000	13,903,350
Other Total		13,903,350
Pool/Bond Bank – 0.4%
MI Municipal Bond Authority
Series 2001,
5.000% 10/01/08	1,900,000	1,946,607
Pool/Bond Bank Total		1,946,607
Refunded/Escrowed(c) – 1.0%
AZ Maricopa County High School District No. 210-Phoenix,
Series 1997,
Pre-refunded 07/01/06,
5.000% 07/01/09	2,010,000	2,030,160
FL Jea
Series 2002 B,
Escrowed to Maturity,
Insured: FSA
5.250% 10/01/07	1,975,000	2,010,076
TX Midlothian Independent School District
Series 1995,
Escrowed to Maturity,
Insured: PSFG

4

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – (continued)
(b) 02/15/07	1,145,000	1,118,001
Refunded/Escrowed Total		5,158,237
Tobacco – 2.2%
AL 21st Century Authority
Series 2001,
5.250% 12/01/07	2,000,000	2,018,960
NY Tobacco Settlement Financing Authority
Series 2003 A-1,
5.000% 06/01/07	5,000,000	5,052,250
VA Tobacco Settlement Financing Corp.
Series 2005,
4.000% 06/01/13	4,246,000	4,222,817
Tobacco Total		11,294,027
OTHER TOTAL		32,302,221
RESOURCE RECOVERY – 1.0%
Disposal – 1.0%
AR Development Finance Authority
Waste Management, Inc.,
Series 2001, AMT,
3.650% 08/01/21	3,015,000	3,013,703
SC Jobs-Economic Development Authority
Republic Services, Inc.,
Series 2004, AMT,
3.250% 04/01/34	2,000,000	1,978,260
Disposal Total		4,991,963
RESOURCE RECOVERY TOTAL		4,991,963
TAX-BACKED – 39.2%
Local Appropriated – 5.1%
DC
Certificates Participation
Series 2006,:
5.000% 01/01/07	3,685,000	3,706,513
5.000% 01/01/08	2,570,000	2,612,421
FL Hurricane Catastrophe Fund
Series 2006 A,
5.000% 07/01/09(d)	17,000,000	17,565,760
NC Charlotte
Certificates of Participation
Series 2003 C,
5.000% 03/01/07	1,000,000	1,008,120
NC County of Rutherford
Certificates of Participation
Series 2002,
Insured: AMBAC
4.500% 09/01/06	1,125,000	1,126,271

5

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
SC Town of Newberry
Series 2005,:
4.000% 12/01/08	300,000	298,467
5.000% 12/01/09	600,000	614,682
Local Appropriated Total		26,932,234
Local General Obligations – 9.5%
CO Denver City & County Board Water Commission
Series 2001 B,
5.000% 09/01/06	1,000,000	1,002,020
GA Coweta County School District
Series 2002,
5.000% 08/01/07	2,000,000	2,025,660
GA Fayette County School District
Series 2001,
5.250% 03/01/09	2,600,000	2,690,038
IL Chicago Metropolitan Water Reclamation District-Greater Chicago
Series 2002 D,
5.000% 12/01/07	2,000,000	2,031,680
IL Chicago
Series 2003 A,
Insured: XLCA
(b) 12/01/08	5,000,000	4,515,300
IL City of Schaumberg
Series 2002 A,
5.000% 01/01/07	1,000,000	1,006,170
IL County of Cook
Series 2003 B,
Insured: MBIA
5.000% 11/15/07	4,545,000	4,615,356
MD County of Prince Georges
Series 2006,:
5.000% 09/15/09	4,040,000	4,199,514
5.000% 09/15/10	4,900,000	5,145,264
NJ Essex County
Series 1996 A-1,
Insured: FGIC
6.000% 11/15/07	3,000,000	3,087,450
OK Moore
Series 1999,
Insured: MBIA
6.000% 04/01/08	1,040,000	1,067,924
TN Metropolitan Government Nashville & Davidson County
Series 2004,
5.000% 11/15/07	2,700,000	2,743,605

6

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
TX Austin
Series 2001,
5.250% 09/01/08	3,000,000	3,085,380
Series 2001,
5.250% 09/01/08	4,110,000	4,226,970
TX Carrollton-Farmers Branch Independent School District
Series 1993,
(b) 02/15/07	1,555,000	1,517,307
Series 2000,
Insured: PSFG
5.000% 02/15/07	1,245,000	1,254,313
TX Fort Bend
Independent School District
Series 2002,
Insured: PSFG
5.000% 08/15/07	1,330,000	1,347,277
WA King County School District No. 408 Auburn
Series 1992 A,
6.375% 12/01/06	1,975,000	1,995,955
WI City of Milwaukee
Series 2002,
Insured: FSA
5.000% 09/01/07	2,070,000	2,097,324
Local General Obligations Total		49,654,507
Special Non-Property Tax – 4.5%
AR Fayetteville
Series 2005 B,
Insured: MBIA
4.000% 12/01/11	6,830,000	6,824,194
AZ Transportation Board
Series 1993 A,
5.000% 07/01/09	1,370,000	1,413,100
CO Regional Transportation District
Series 2003 A,
Insured: FSA
5.000% 11/01/07	2,370,000	2,406,901
CT State
Series 1993 A,
5.375% 09/01/08	2,000,000	2,063,340
MD Economic Development Corp..
Series 2003, AMT,
Insured: FSA
5.000% 06/01/07	3,680,000	3,717,426

7

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
NV State
Series 2000 A,
5.000% 12/01/08	7,000,000	7,173,180
Special Non-Property Tax Total		23,598,141
Special Property Tax – 1.2%
GA De Kalb County
Series 2001,
5.000% 12/01/06	6,185,000	6,218,152
Special Property Tax Total		6,218,152
State Appropriated – 3.0%
AL Montgomery Downtown Redevelopment Authority
Series 2002,
Insured: MBIA
5.000% 10/01/07	3,085,000	3,128,560
OH State
Series 2002 II-A,
5.000% 12/01/07	10,000,000	10,162,600
VA Port Authority
Series 2003, AMT,
Insured: MBIA:
4.000% 07/01/09	1,120,000	1,118,432
5.000% 07/01/08	1,065,000	1,085,714
State Appropriated Total		15,495,306
State General Obligations – 15.9%
FL Board of Education
Series 2003 I,
5.000% 06/01/08	2,000,000	2,042,480
HI State
Series 2002 CY,
Insured: FSA
5.250% 02/01/07	2,500,000	2,521,350
LA State
Series 2005 A,
Insured: MBIA
5.000% 08/01/08	5,000,000	5,107,700
MO Board Public Buildings
Series 2001 B,
5.000% 12/01/07	7,160,000	7,303,065
MS State
Series 2001 B,
5.000% 10/01/06	6,750,000	6,769,643
Series 1996,
5.100% 12/01/09	2,000,000	2,007,700
NJ State
Series 2002,
Insured:FGIC
5.250% 08/01/09	8,415,000	8,746,214

8

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
OH Warrensville Heights
Series 2006,
3.700% 02/08/07	1,000,000	997,300
OR State
Series 2003,:
3.312% 06/01/07	2,055,000	2,013,366
3.742% 06/01/08	2,000,000	1,934,660
PA Commonwealth
Series 2001,
5.000% 01/15/09	2,270,000	2,330,382
PA Industrial Development Authority
Series 2002,
Insured: AMBAC
5.000% 07/01/09	4,825,000	4,995,712
PR Commonwealth of Puerto Rico
Series 2002 C,
5.250% 07/01/08	6,470,000	6,599,206
Series 2003 C,
5.000% 07/01/18	14,875,000	15,044,277
Series 2004 K,
4.500% 07/01/22	3,000,000	3,009,990
TX Public Finance Authority
Series 2003 A,
Insured: FSA
5.000% 12/15/07	6,000,000	6,128,234
TX State
Series 1992 A,
8.000% 10/01/07	5,000,000	5,247,200
State General Obligations Total		82,798,479
TAX-BACKED TOTAL		204,696,819
TRANSPORTATION – 10.4%
Air Transportation – 3.0%
OH Dayton Special Facilities
Air Freight Corp.,
Series 1996 D, AMT,
6.200% 10/01/09	2,575,000	2,730,169
OH Dayton
Emery Air Freight Corp.,:
Series 1996 E,
6.050% 10/01/09	2,000,000	2,114,360
Series 1996 F,
6.050% 10/01/09	3,000,000	3,171,540
TN Memphis Shelby County Airport Authority
FedEx Corp.,
Series 2001,

9

	Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Air Transportation – (continued)
5.000% 09/01/09	7,710,000	7,867,901
Air Transportation Total		15,883,970
Airports – 3.3%
CO Denver City & County
Series 1999 A, AMT,
Insured: MBIA
5.500% 01/01/08	1,000,000	1,019,470
FL County of Miami-Dade
Series 1998 A, AMT,
Insured: FGIC
5.250% 10/01/07	7,305,000	7,418,593
FL Greater Orlando Aviation Authority
Series 2002 C,
Insured: MBIA
5.250% 10/01/07	1,240,000	1,260,348
OK Tulsa Airports Improvement Trust
Series 2004 A, AMT,
Insured: FGIC
5.000% 06/01/09	1,165,000	1,192,669
PA Philadelphia Authority for Industrial Development
Series 1998 A,
Insured:FGIC
5.250% 07/01/09	3,410,000	3,525,884
WA Port of Seattle
Series 2001 B, AMT,
Insured: FGIC
5.500% 04/01/08	2,750,000	2,817,100
Airports Total		17,234,064
Ports – 0.9%
NY Port Authority of New York & New Jersey
Series 2001, AMT,
5.000% 08/01/08	4,875,000	4,982,664
Ports Total		4,982,664
Toll Facilities – 2.7%
KY Turnpike Authority
Series 2004 A,
Insured: FGIC
5.000% 07/01/10	5,000,000	5,198,250
LA Transportation Authority
Series 2005,
5.000% 09/01/09	5,000,000	5,123,250
TX County of Harris
Series 2004 B-2,
Insured: FGIC

10

	Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Toll Facilities – (continued)
5.000% 08/15/21	3,500,000	3,602,515
Toll Facilities Total		13,924,015
Transportation – 0.5%
TX North Texas Tollway Authority
Series 2003 C,
Insured: FSA:
5.000% 01/01/18	45,000	45,997
5.000% 01/01/18	2,405,000	2,453,629
Transportation Total		2,499,626
TRANSPORTATION TOTAL		54,524,339
UTILITIES – 19.2%
Investor Owned – 6.4%
FL Hillsborough County Industrial Development Authority
Tampa Electric Co.,
Series 1993, AMT,
4.250% 11/01/20	7,000,000	6,998,320
IN Rockport
AEP Generating Co.,:
Series 1995 A,
Insured: AMBAC
4.050% 07/01/25	1,500,000	1,499,895
Series 1995 B,
Insured: AMBAC
4.050% 07/01/25	6,000,000	5,999,580
Indiana Michigan Power Co.,
Series 2003 C,
2.625% 04/01/25	3,000,000	2,981,910
NH Business Finance Authority
UIL Holdings Corp.,
Series 1999, AMT,
IInsured: AMBAC
3.250% 12/01/29	3,000,000	2,961,150
OH Hamilton County Local District
Cinergy Corp.,
Series 1998,
AMT,
4.600% 06/01/23	5,000,000	4,934,400
TX Brazos River Authority
TXU Energy Co.,
Series 2001 B,
4.750% 05/01/29	6,910,000	6,927,275
WV Putnam County
Appalachian Power Co.,
Series 2003 E,
2.800% 05/01/19	1,000,000	992,650
Investor Owned Total		33,295,180
Municipal Electric – 9.4%
FL City of Gainesville

11

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – (continued)
Series 2003 C,
5.000% 10/01/08	5,000,000	5,121,550
FL City of Palm Bay
Series 2002,
Insured: FSA
5.250% 10/01/09	1,190,000	1,220,309
FL Kissimmee Utility Authority
Series 2001,
Insured: AMBAC
5.000% 10/01/06	1,380,000	1,384,223
NY Long Island Power Authority,
Series 2003 B,
5.000% 12/01/06	2,000,000	2,011,511
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2002,
5.000% 07/01/06	3,000,000	3,000,060
TN City of Memphis
Series 2003 A,
Insured: MBIA
5.000% 12/01/09	10,000,000	10,342,200
TX Sam Rayburn Municipal Power Agency
Series 2002,
5.000% 10/01/07	3,265,000	3,285,439
WA Energy Northwest
Series 2006 A,
5.000% 07/01/09	16,690,000	17,181,687
WA Lewis County Public Utility District No. 1
Series 2003,
Insured: XLCA
5.000% 10/01/10	3,620,000	3,781,393
WV Public Energy Authority
Morgantown Energy Associates,
Series 1990, AMT,
5.050% 07/01/08	2,015,000	2,027,836
Municipal Electric Total		49,356,208
Water & Sewer – 3.4%
AL Birmingham Waterworks & Sewer Board
Series 2004 B,
Insured: FGIC:
2.880% 01/01/07	1,110,000	1,094,482
3.890% 01/01/09	1,185,000	1,134,827
FL Jea
Series 2002 B,
Insured: FSA
5.250% 10/01/07	1,800,000	1,831,752

12

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
KS Johnson County Water District No. 1
Series 1996 A,
5.250% 12/01/06	1,100,000	1,106,897
MI Municipal Bond Authority
Series 2002,
5.250% 10/01/09	5,000,000	5,244,290
MS Business Finance Corp.,
Waste Management, Inc. ,
Series 2002, AMT,
4.400% 03/01/27	2,375,000	2,375,000
NJ Economic Development Authority
Series 2006,
Insured: AMBAC:
7.100% 02/15/07	1,260,000	1,271,895
7.150% 02/15/09	1,445,000	1,501,485
TX City of Houston
Series 1991 C,
Insured: AMBAC
(b) 12/01/08	2,400,000	2,176,560
Water & Sewer Total		17,737,188
UTILITIES TOTAL		100,388,576
Total Municipal Bonds (cost of $518,335,555)		514,313,327

	Shares	Value ($)
Investment Company – 4.2%
Columbia Tax-Exempt Reserves, Capital Class (e)	21,692,883	21,692,883

Total Investment Company (cost of $21,692,883)		21,692,883

13

Total Investments – 102.7% (cost of $540,028,438)(f)(g)	536,006,210

Other Assets & Liabilities, Net – (2.7)%	(13,964,890)

Net Assets – 100.0%	522,041,320

Notes to Investment Portfolio:

*	Security Valuation:

Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which consider such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value in accordance with procedures adopted by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other open end investment companies are valued at net asset value.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2006.

(b)	Zero coupon bond.

(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)	Security purchased on a delayed delivery basis.

(e)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(f)	Cost for federal income tax purposes is $540,028,438.

(g)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$857,771	$(4,879,999)	$(4,022,228)

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guarantee
XLCA	XL Capital Assurance, Inc.

14

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia Municipal Income Fund

	Par ($)	Value ($)*
Municipal Bonds – 98.8%
EDUCATION – 4.9%
Education – 2.7%
CA Municipal Finance Authority
Escondido Charter,
Series 2006 A,
5.250% 06/01/36	500,000	498,480
DC
Series 1996,
Insured: MBIA
5.750% 10/01/17	3,985,000	4,081,198
IL Educational Facilities Authority
Educational Advancement Fund, Inc.,
Series 2002,
6.625% 05/01/17	4,500,000	4,970,880
IN Ivy Technical State College
Series 1997 E,
Insured: AMBAC
5.125% 07/01/12	2,000,000	2,048,980
TX State University Systems
Series 2002,
Insured: FSA
5.000% 03/15/17	1,500,000	1,550,250
TX University of Texas Permanent University
Series 2004 B,
5.000% 07/01/26	2,500,000	2,557,925
Education Total		15,707,713
Student Loan – 2.2%
IA Student Loan Liquidity Corp.
Series 1998 J, AMT,
Insured: AMBAC
4.800% 06/01/09	2,750,000	2,793,972
WY Student Loan Corp.
Series 1999 A,
6.250% 06/01/29	10,000,000	10,525,100
Student Loan Total		13,319,072
EDUCATION TOTAL		29,026,785
HEALTH CARE – 12.8%
Continuing Care Retirement – 0.1%
NC Medical Care Commission
Series 2006,
5.500% 10/01/31(a)	500,000	501,150
Continuing Care Retirement Total		501,150
Health Services – 0.5%
MN Minneapolis & St. Paul Housing & Redevelopment Authority
Group Health Plan, Inc.,
Series 2003:
5.250% 12/01/16	1,250,000	1,290,388

1

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Health Services – (continued)
6.000% 12/01/17	1,650,000	1,779,871
Health Services Total		3,070,259
Hospitals – 12.2%
AL Huntsville Health Care Authority
Series 2001 A,
5.750% 06/01/31	5,000,000	5,242,000
AZ University Medical Center Corp.
Series 2004,
5.250% 07/01/13	1,000,000	1,038,840
CO Health Facilities Authority
Catholic Health Initiatives,
Series 2002 A,
5.000% 03/01/11	1,350,000	1,397,196
CT Health & Educational Facility Authority
Series 2000 A,
Insured: RAD
6.000% 07/01/25	1,740,000	1,861,730
DC
Association of American Medical Colleges,
Series 1997 A,
Insured: AMBAC
5.375% 02/15/17	4,200,000	4,344,942
FL Coral Gables Health Facilities Authority
Mariners Hospital,
Series 2004,
Insured: FSA
5.000% 08/15/34	5,000,000	5,235,900
FL Highlands County Health Facilities Authority
Adventist Health Systems,
Series 2003 D,
5.375% 11/15/35	3,450,000	3,545,048
GA Chatham County Hospital Authority
Memorial Health University Medical Center,
Series 2004 A,
5.500% 01/01/34	2,500,000	2,577,400
Memorial Medical Center,
Series 2001 A,
6.125% 01/01/24	3,000,000	3,215,160
GA Gainesville & Hall County Hospital Authority
Northeast Georgia Health Systems,
Series 2001:
5.000% 05/15/12	1,610,000	1,657,720
5.000% 05/15/13	1,560,000	1,597,970
MI University of Michigan
Series 2002 D,
5.250% 12/01/20	6,310,000	6,546,120

2

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
MO Health & Educational Facilities Authority
SSM Health Care Corp.,
Series 2002 A:
5.000% 06/01/11	2,000,000	2,070,560
5.250% 06/01/12	2,500,000	2,627,525
SC Greenville Hospital System Board
Series 2001,
Insured: AMBAC
5.500% 05/01/26	5,000,000	5,295,100
TN Johnson City Health & Educational Facilities Board
Mountain States Health Alliance,
Series 2006 A,
5.500% 07/01/36	1,250,000	1,284,850
TX Harris County Health Facilities Development Corp.
Memorial Hermann Hospital Systems,
Series 1998,
Insured: FSA
5.500% 06/01/11	3,335,000	3,533,833
St. Luke’s Episcopal Health,
Series 2001 A,
5.500% 02/15/11	1,000,000	1,060,760
UT Murray
IHC Health Services, Inc.,
Series 1996,
Insured: MBIA
5.000% 05/15/22	4,000,000	4,020,160
VA Augusta County Industrial Development Authority
Augusta Health Care, Inc.,
Series 2003,
5.250% 09/01/20	1,325,000	1,381,538
WI Health & Educational Facilities Authority
Aurora Health Care, Inc.:
Series 1999 B:
5.500% 02/15/15	3,500,000	3,622,395
5.625% 02/15/20	5,500,000	5,691,895
Series 1999 A,
5.600% 02/15/29	4,000,000	4,111,360
Hospitals Total		72,960,002
HEALTH CARE TOTAL		76,531,411
HOUSING – 3.5%
Multi-Family – 1.8%
CA ABAG Finance Authority for Nonprofit Corps.
Northbay Properties II LP,
Series 2000 A, AMT,
6.400% 08/15/30	5,000,000	5,177,650

3

	Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi-Family – (continued)
Winterland San Francisco,
Series 2000 B,
6.250% 08/15/30	2,000,000	2,071,400
MD Economic Development Corp.
Collegiate Housing Foundation,
Series 1999 A,
6.000% 06/01/30	3,000,000	3,106,620
Multi-Family Total		10,355,670
Single-Family – 1.7%
MD Community Development Administration Department of Housing & Community Development
Series 2006 B, AMT,
4.900% 09/01/37	5,000,000	4,867,200
ME Housing Authority
Series 2006 D, AMT,
4.950% 11/15/31(a)	2,075,000	2,060,060
MO Housing Development Commission
Series 2006, AMT,
Insured: GNMA
4.750% 09/01/21	1,000,000	993,530
NM Mortgage Finance Authority
Series 1997 C, AMT,
Insured: GNMA
6.050% 07/01/28	450,000	457,601
WA Housing Finance Commission
Series 2006 3A, AMT,
Insured: GNMA
5.000% 12/01/37(a)	2,000,000	1,968,760
Single-Family Total		10,347,151
HOUSING TOTAL		20,702,821
INDUSTRIALS – 3.0%
Forest Products & Paper – 1.4%
MS Lowndes County
Weyerhaeuser Co.,
Series 1992 A,
6.800% 04/01/22	2,470,000	2,910,870
SC County of Richland
International Paper Co.,
Series 2003, AMT,
6.100% 04/01/23	1,000,000	1,069,220
SC Georgetown County
International Paper Co.,
Series 2000 A,
5.950% 03/15/14	4,000,000	4,274,560
Forest Products & Paper Total		8,254,650

4

	Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Manufacturing – 0.5%
AL McIntosh Industrial Development Board
CIBA Specialty Chemicals,
Series 1998 C,
5.375% 06/01/28	1,000,000	1,009,470
MO Saint Louis Industrial Development Authority
Anheuser-Busch Cos., Inc.,
Series 1991,
6.650% 05/01/16	1,400,000	1,636,152
Manufacturing Total		2,645,622
Oil & Gas – 1.1%
TN Maury County Industrial Development Board
Occidental Petroleum Corp.,
Series 2001 A, AMT,
6.250% 08/01/18	4,000,000	4,303,600
TX Texas City Industrial Development Corp.
BP Pipelines N.A., Inc.,
Series 1990,
7.375% 10/01/20	2,000,000	2,490,340
Oil & Gas Total		6,793,940
INDUSTRIALS TOTAL		17,694,212
OTHER – 15.4%
Other – 0.2%
PR Commonwealth of Puerto Rico Government Development Bank
Series 2006 B,
5.000% 12/01/15	1,100,000	1,131,757
Other Total		1,131,757
Pool/Bond Bank – 0.2%
MI Municipal Bond Authority
Series 2001,
5.250% 10/01/19	1,000,000	1,049,690
Pool/Bond Bank Total		1,049,690
Refunded/Escrowed(b) – 12.9%
AL Phoenix County Industrial Development Board
Mead Coated Board, Inc.,
Series 1998 B,
Pre-refunded 04/01/08,
5.250% 04/01/28	6,750,000	7,015,815
AZ Tucson & Pima Counties Industrial Development Authority
Series 1983 A,
Escrowed to Maturity,
(c) 12/01/14	5,000,000	3,455,150

5

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(b) – (continued)
CA Department of Water Resources
Series 2002 A,
Pre-refunded 05/01/12:
5.125% 05/01/18	2,500,000	2,679,250
Insured: AMBAC
5.375% 05/01/18	1,000,000	1,084,630
CO County of Douglas
Series 1996,
Pre-refunded 10/15/06,
Insured: MBIA
5.500% 10/15/11	2,500,000	2,512,350
CT Health & Educational Facility Authority
Series 2000 A,
Pre-refunded 07/01/10,
6.000% 07/01/25	3,260,000	3,529,309
DC
Medlantic Healthcare,
Series 1997 A,
Escrowed to Maturity,
Insured: MBIA
5.375% 08/15/15	9,000,000	9,311,040
GA De Kalb County School District
Series 1993 A,
Escrowed to Maturity,
6.250% 07/01/09	1,000,000	1,066,280
IL Chicago Metropolitan Water Reclamation District-Greater Chicago
Series 1993,
Escrowed to Maturity,
5.500% 12/01/12	3,000,000	3,216,540
IL Glendale Heights
Series 1985 B,
Escrowed to Maturity,
7.100% 12/01/15	1,440,000	1,648,915
IL McHenry County Community Unit School District Number 200
Series 1996 A,
Pre-refunded 01/01/08,
Insured: FSA
5.750% 01/01/13	1,535,000	1,578,087
IL Metropolitan Pier & Exposition Authority
Series 1993,
Escrowed to Maturity,
Insured: FGIC
(c) 06/15/13	8,750,000	6,478,675
IN Hamilton Southeastern North Delaware School Building Corp.
Series 1996,
Pre-refunded 01/15/07,
Insured: AMBAC
5.000% 07/15/07	1,000,000	1,026,210

6

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(b) – (continued)
IN Health Facilities Financing Authority
Clarian Health Partners,
Series 1996 A,
Pre-refunded 02/15/07
5.500% 02/15/16	2,000,000	2,059,140
IN Health Facility Financing Authority
Daughters of Charity Health,
Series 1997 D,
Pre-refunded 11/01/07,
5.000% 11/01/26	3,295,000	3,338,000
MI Cornell Township Economic Development Corp.
Mead Corp.,
Series 2002,
Pre-refunded 05/01/12,
5.875% 05/01/18	1,000,000	1,095,150
MI State
Series 1996 A,
Pre-refunded 08/01/06,
Insured: MBIA
5.250% 08/01/13	3,000,000	3,033,420
NE Omaha Public Power District
Series 1992 B,
Escrowed to Maturity,
6.200% 02/01/17	1,600,000	1,818,288
NJ Highway Authority
Series 1971,
Escrowed to Maturity,
6.500% 01/01/11	571,000	601,097
TX Dallas County
Series 1996,
Pre-refunded 08/15/07,
5.250% 08/15/16	1,750,000	1,778,087
TX North Central Health Facility Development Corp.
Series 1991 A,
Escrowed to Maturity,
6.625% 06/01/11	2,000,000	2,142,520
TX State
Series 1996,
Pre-refunded 08/01/06
5.500% 08/01/15	1,000,000	1,001,390
UT City of Provo
Series 1980,
Escrowed to Maturity,
10.125% 04/01/15	1,485,000	1,881,614
UT County of Utah
IHC Health Services, Inc.,
Series 1997,
Escrowed to Maturity,
Insured: MBIA
5.250% 08/15/26	2,500,000	2,560,475
WA City of Seattle
Series 1997,
Pre-refunded 01/15/06,
5.300% 08/01/07	1,795,000	1,823,846

7

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(b) – (continued)
WA Public Power Supply System
Series 1996 A,
Pre-refunded 07/01/06,
Insured: MBIA
5.750% 07/01/11	5,000,000	5,100,250
Series 1990 B,
Escrowed to Maturity,
7.250% 07/01/09	1,115,000	1,167,929
WV Jefferson County Board of Education
Series 1989,
Escrowed to Maturity,
Insured: FGIC:
6.850% 07/01/07	1,450,000	1,493,341
6.850% 07/01/08	1,560,000	1,649,263
Refunded/Escrowed Total		77,146,061
Tobacco – 2.1%
NY TSASC, Inc.
Series 2006 1,
5.000% 06/01/26	2,000,000	1,957,940
SC Tobacco Settlement Revenue Management Authority
Series 2001 B,
6.375% 05/15/28	4,500,000	4,799,835
VA Tobacco Settlement Financing Corp.
Series 2005,
5.500% 06/01/26	3,000,000	3,074,190
WI Badger TOB Asset Securitization Corp.
Series 2002,
5.750% 06/01/12	2,450,000	2,576,322
Tobacco Total		12,408,287
OTHER TOTAL		91,735,795
OTHER REVENUE – 0.2%
Recreation – 0.2%
OR Cow Creek Band Umpqua Tribe of Indians
Series 2006 C,
5.625% 10/01/26	1,000,000	989,300
Recreation Total		989,300
OTHER REVENUE TOTAL		989,300
RESOURCE RECOVERY – 0.4%
Disposal – 0.4%
NC Haywood County Industrial Facilities & Pollution Control Financing Authority
Champion International Corp.,
Series 1999, AMT,
6.400% 11/01/24	2,425,000	2,528,014
Disposal Total		2,528,014
RESOURCE RECOVERY TOTAL		2,528,014

8

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – 36.0%
Local Appropriated – 1.5%
SC Scago Educational Facilities Corp. for Spartanburg School District No. 5
Series 2005,
Insured: FSA
4.600% 04/01/22	8,885,000	8,714,586
Local Appropriated Total		8,714,586
Local General Obligations – 13.2%
AK North Slope Borough
Series 2000 B,
Insured: MBIA
(c) 06/30/11	15,000,000	12,185,250
AL City of Birmingham
Series 2003 A,
Insured: AMBAC
5.250% 06/01/17	2,130,000	2,270,047
AL County of Jefferson
Series 2004 A,
5.250% 01/01/19	2,790,000	2,905,757
CA Clovis Unified School District
Series 2004 A:
Insured: FGIC
(c) 08/01/19	8,350,000	4,450,967
(c) 08/01/20	7,000,000	3,534,720
CO Boulder Larimer & Weld Counties State Vrain Valley School District
Series 2006,
Insured: FGIC
5.250% 12/15/20	2,000,000	2,167,000
HI City & County of Honolulu
Series 1993 B,
8.000% 10/01/10	1,180,000	1,357,566
IL Cook County Forest Preservation District
Series 2004,
Insured: AMBAC
5.250% 11/15/21	2,000,000	2,103,640
IL Cook County High School District No. 209-Provisional Township
Series 2004,
Insured FSA
(c) 12/01/15	1,750,000	1,697,570
IL County of Cook
Series 1997 A,
Insured: MBIA
5.625% 11/15/22	5,000,000	5,156,100

9

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
IL Du Page County
Series 1993,
5.600% 01/01/21	2,565,000	2,800,493
Series 2004,
Insured: FSA
5.000% 02/01/17	1,750,000	1,837,728
IL Kane & De Kalb Counties Community Unit School District No. 302
Series 2004,
Insured: FGIC
(c) 02/01/21	3,165,000	1,551,040
IN Indianapolis-Marion County Public Library
Series 2002 A,
4.700% 07/01/19	2,260,000	2,277,153
MN Elk River Independent School District No. 728
Series 2004 A,
Insured: FGIC
5.000% 02/01/19	1,950,000	2,028,819
MO Independence School District
Series 1991,
6.250% 03/01/11	855,000	899,708
MO Jefferson City School District
Series 1991 A,
6.700% 03/01/11	1,450,000	1,570,191
NC New Hanover County
Series 2001,
5.000% 06/01/20	2,500,000	2,608,250
SC Darlington County School District
Series 2005,
Insured: FSA
5.000% 03/01/24	2,100,000	2,165,436
TX Brazosport Independent School District
Series 2003 C,
Insured: PSFG
5.000% 02/15/16	1,150,000	1,201,589
TX County of Harris
Series 2002,
Insured: MBIA
(c) 08/15/19	8,000,000	4,254,240
TX Grande Prairie Independent School District
Series 2002,
Insured: PSFG
5.000% 02/15/22	2,220,000	2,272,303

10

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
TX Leander Independent School District
Series 2002,
Insured: PSFG
5.375% 08/15/17	1,900,000	2,019,377
TX McKinney Independent School District
Series 2001,
Insured: PSFG
5.125% 02/15/17	4,155,000	4,333,873
TX Williamson County
Series 2004,
Insured: MBIA
5.000% 02/15/16	3,490,000	3,643,979
WA County of King
Series 1996 C,
5.250% 01/01/17	3,000,000	3,050,760
WA Port of Seattle
Series 2000 B, AMT,
6.000% 12/01/11	2,405,000	2,572,172
Local General Obligations Total		78,915,728
Special Non-Property Tax – 7.8%
CA San Francisco Bay Area Transit Financing Authority
Series 1990,
Insured: AMBAC
6.750% 07/01/11	2,500,000	2,819,800
FL County of Leon
Series 2005,
Insured: AMBAC:
5.000% 10/01/14	4,440,000	4,691,615
5.000% 10/01/15	5,000,000	5,295,850
FL County of Orange
Series 1998 A,
Insured: AMBAC
4.750% 10/01/24	2,000,000	2,007,640
FL Tallahassee Blueprint 2000 Intergovernmental Agency
Series 2003,
Insured: FSA
5.000% 10/01/13	1,000,000	1,046,330
GA Metropolitan Atlanta Rapid Transit Authority
Series 1992 P,
Insured: AMBAC
6.250% 07/01/20	2,000,000	2,284,800
IL Metropolitan Pier & Exposition Authority
Series 1993 A,
Insured: FGIC
(c) 06/15/13	11,640,000	8,630,245
Series 2002 B,
Insured: MBIA
5.000% 06/15/21	3,000,000	3,086,910

11

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
MA Bay Transportation Authority
Series 2006 A,
5.250% 07/01/29	1,685,000	1,834,409
NY New York City Transitional Finance Authority
Series 2002 A,
5.500% 11/01/26	5,000,000	5,332,000
NY Sales Tax Asset Receivables Corp.
Series 2004 A,
Insured: AMBAC
5.000% 10/15/32	3,950,000	4,046,696
PR Commonwealth of Puerto Rico Convention Center Authority
Series 2006,
Insured: AMBAC
5.000% 07/01/20	3,000,000	3,136,980
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2005 C,
Insured: AMBAC
5.500% 07/01/25	1,955,000	2,173,686
Special Non-Property Tax Total		46,386,961
Special Property Tax – 0.1%
IN City of Portage
Series 2006,
5.000% 01/15/27	410,000	394,707
Special Property Tax Total		394,707
State Appropriated – 3.0%
KS Development Finance Authority
Series 2006 A,
Insured: FGIC
5.000% 11/01/20	3,000,000	3,130,290
MI State
Series 1992,
6.250% 11/01/12	5,435,000	5,933,281
NJ Economic Development Authority
Series 2005,
Insured: FSA
5.500% 09/01/25	2,765,000	3,079,546
NJ Transportation Trust Fund Authority
Series 2006 A,
5.500% 12/15/23	3,000,000	3,276,120
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2004 A,
5.750% 08/01/27	1,000,000	1,057,410

12

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
VA Port Authority
Series 2003, AMT,
Insured: MBIA
5.250% 07/01/16	1,505,000	1,588,287
State Appropriated Total		18,064,934
State General Obligations – 10.4%
FL Board of Education
Series 1985,
9.125% 06/01/14	1,735,000	2,134,605
FL State
Series 2002,
5.000% 07/01/23	4,425,000	4,545,935
GA State
Series 1992 B,
6.250% 03/01/11	3,000,000	3,296,370
Series 2004 C,
5.500% 07/01/16	2,000,000	2,182,980
IL State
Series 2004 A,
5.000% 03/01/34	3,000,000	3,037,920
MA Commonwealth
Series 2004 A:
5.250% 08/01/20	3,650,000	3,929,225
Insured: AMBAC
5.250% 08/01/21	9,675,000	10,463,126
PR Commonwealth of Puerto Rico Public Buildings Authority
Series 2002 F,
5.250% 07/01/20	2,000,000	2,074,440
SC State
Series 2001 A,
3.500% 01/01/16	1,000,000	938,870
WA State
Series 1990 A,
6.750% 02/01/15	12,700,000	14,438,503
Series 1992-93 A,
5.750% 10/01/12	2,955,000	3,152,571
Series 2000 A,
5.625% 07/01/21	10,000,000	10,553,900
WI State
Series 1993-1,
5.800% 11/01/08	1,000,000	1,042,130
State General Obligations Total		61,790,575
TAX-BACKED TOTAL		214,267,491

13

	Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – 7.5%
Air Transportation – 1.3%
AK State
Series 2002 B,
Insured: AMBAC
5.500% 10/01/11	1,250,000	1,332,475
IN Indianapolis Airport Authority
Series 2004, AMT,
5.100% 01/15/17	1,000,000	1,020,250
OH Dayton
Emery Air Freight Corp.,
Series 1996 D, AMT,
6.200% 10/01/09	5,250,000	5,566,365
Air Transportation Total		7,919,090
Airports – 4.3%
FL County of Miami-Dade
Series 2002, AMT,
Insured: FGIC
5.750% 10/01/20	2,095,000	2,239,722
IL Chicago O’Hare International Airport
Series 1993 A,
5.000% 01/01/16	300,000	300,024
Series 1999, AMT,
Insured: AMBAC
5.500% 01/01/10	7,000,000	7,288,890
NV County of Clark
Series 2002, AMT,
Insured: MBIA
5.250% 07/01/11	1,960,000	2,046,593
OK Tulsa Airports Improvement Trust
Series 2004 A, AMT,
Insured: FGIC
5.000% 06/01/10	1,220,000	1,255,429
TX City of Houston
Series 1998 B, AMT,
Insured: FGIC
5.000% 07/01/16	5,000,000	5,063,200
TX Dallas-Fort Worth International Airport Facilities Improvement Corp.
Series 2003 A, AMT,
Insured: AMBAC
5.500% 11/01/15	3,210,000	3,416,724
WA Port of Seattle
Series 1999 B, AMT,
Insured: FGIC
5.500% 09/01/13	3,885,000	4,106,989
Airports Total		25,717,571
Toll Facilities – 1.7%
TX Turnpike Authority
Series 2002 A,
Insured: AMBAC:
(c) 08/15/16	7,000,000	4,386,410
(c) 08/15/19	10,330,000	5,493,288
Toll Facilities Total		9,879,698

14

	Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Transportation – 0.2%
SC Transportation Infrastructure Bank
Series 2004 B,
Insured: AMBAC
5.250% 10/01/15	1,000,000	1,076,970
Transportation Total		1,076,970
TRANSPORTATION TOTAL		44,593,329
UTILITIES – 15.1%
Investor Owned – 1.5%
GA Monroe County Development Authority
Oglethorpe Power Corp.,
Series 1992 A,
6.800% 01/01/11	2,000,000	2,205,980
MA Development Finance Agency
Dominion Energy Brayton Point
Series 2006, AMT,
5.000% 02/01/36	3,000,000	2,949,810
TX Brazos River Authority
TXU Energy Co. LLC,
Series 2003 A, AMT,
6.750% 04/01/38	1,900,000	2,098,455
UT Emery County
Pacificorp,
Series 1993 A,
Insured: AMBAC
5.650% 11/01/23	2,000,000	2,002,680
Investor Owned Total		9,256,925
Joint Power Authority – 2.5%
GA Municipal Electric Authority
Series 2002 A,
Insured: FSA
5.000% 01/01/18	3,750,000	3,876,037
MO Environmental Improvement & Energy Resources Authority
Associated Electric Corp.:
Series 1996,
5.500% 12/01/10	3,425,000	3,480,348
Series 1996,
5.500% 12/01/11	2,000,000	2,032,160
SC Piedmont Municipal Power Agency
Series 2004 A,
Insured: FGIC
(c) 01/01/24	5,000,000	2,095,800

15

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Joint Power Authority – (continued)
SC Public Service Authority
Series 2002 D,
Insured: FSA
5.000% 01/01/18	3,095,000	3,206,111
Joint Power Authority Total		14,690,456
Municipal Electric – 3.5%
AK City of Anchorage
Series 1993,
Insured: MBIA
8.000% 12/01/09	1,000,000	1,125,240
AZ Salt River Project Agricultural Improvement & Power District
Series2006 A,
5.000% 01/01/37(a)	5,000,000	5,113,900
FL Reedy Creek Improvement District
Series 2004,
Insured: MBIA
5.250% 10/01/14	2,000,000	2,145,060
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2002,
Insured: MBIA
5.000% 07/01/20	1,700,000	1,794,843
TX Sam Rayburn Municipal Power Agency
Series 2002,
6.000% 10/01/16	5,000,000	5,248,800
TX San Marcos
Series 2002,
Insured: FSA
5.250% 11/01/16	1,000,000	1,057,540
WA Chelan County Public Utility District No. 1
Series 1997 A, AMT,
5.600% 07/01/32	2,310,000	2,352,250
WA City of Tacoma Electric Systems Revenue
Series 1997,
Insured: AMBAC
5.250% 01/01/15	2,000,000	2,051,320
Municipal Electric Total		20,888,953
Water & Sewer – 7.6%
AL County of Jefferson
Series 1997 A,
Insured: FGIC:
5.625% 02/01/22	570,000	580,995
5.625% 02/01/18	1,020,000	1,039,849

16

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
AZ Water Infrastructure Finance Authority
Series 2006 A
5.000% 10/01/20	1,500,000	1,565,970
IL City of Chicago
Series 2000,
Insured: AMBAC
5.750% 11/01/10	4,800,000	5,129,712
MA Water Resources Authority
Series 1993 C,
Insured: AMBAC
5.250% 12/01/15	3,000,000	3,195,000
Series 2006 A,
Insured: AMBAC
5.000% 08/01/24	2,170,000	2,253,784
NY New York City Municipal Water Finance Authority
Series 2001 D,
5.250% 06/15/25	3,520,000	3,670,586
SC Western Carolina Regional Sewer Authority
Series 2005 B,
Insured: FSA:
5.250% 03/01/18	7,810,000	8,425,116
5.250% 03/01/21	4,400,000	4,746,368
TN Metropolitan Government Nashville & Davidson County
Series 1993,
Insured: FGIC
5.200% 01/01/13	2,500,000	2,661,450
TX Bexar Metropolitan Water District
Series 1995,
Insured: MBIA
6.000% 05/01/15	2,070,000	2,094,053
VA Fairfax County Water Authority
Series 1992,
6.000% 04/01/22	2,830,000	2,928,229
Series 2005 B,
5.250% 04/01/24	6,175,000	6,744,582
Water & Sewer Total		45,035,694
UTILITIES TOTAL		89,872,028
Total Municipal Bonds (cost of $566,313,230)		587,941,186

	Shares	Value ($)
Investment Company – 1.9%
Columbia Tax-Exempt Reserves, Capital Class (d)	11,214,166	11,214,166

Total Investment Company (cost of $11,214,166)		11,214,166

17

Total Investments – 100.7% (cost of $577,527,396)(e)(f)	599,155,352

Other Assets & Liabilities, Net – (0.7)%	(3,874,479)

Net Assets – 100.0%	595,280,873

Notes to Investment Portfolio:

*	Security Valuation:

Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which consider such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value in accordance with procedures adopted by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other open end investment companies are valued at net asset value.

(a)	Security purchased on a delayed delivery basis.

(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)	Zero coupon bond.

(d)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(e)	Cost for federal income tax purposes is $577,527,396.

(f)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$24,865,799	$(3,237,843)	$21,627,956

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guarantee
RAD	Radian Asset Assurance
TOB	Tender Option Bond

18

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia California Intermediate Municipal Bond Fund

	Par ($)	Value ($)*
Municipal Bonds – 95.6%
EDUCATION – 4.4%
Education – 4.4%
CA Education Facilities Authority
Pitzer College,
Series 2005 A,
5.000% 04/01/25	1,270,000	1,276,884
Series 2005 A,
5.000% 10/01/25	1,250,000	1,256,625
CA Infrastructure & Economic Development Bank
American Center for Wine Food Arts,
Series 1999,
Insured: ACA
5.250% 12/01/08	1,040,000	1,066,114
CA Public Works Board
Series 2005 C,
5.000% 04/01/16	1,000,000	1,048,690
Series 2005 D,
5.000% 05/01/15	1,000,000	1,057,210
Education Total		5,705,523
EDUCATION TOTAL		5,705,523
HEALTH CARE – 10.0%
Continuing Care Retirement – 1.9%
CA ABAG Finance Authority for Nonprofit Corps.
American Baptist Homes,
Series 1998 A,
5.500% 10/01/07	195,000	195,860
Episcopal Homes Foundation,
Series 1998,
5.000% 07/01/07	1,250,000	1,257,150
CA Health Facilities Financing Authority
Nevada Methodist Homes,
Series 2006,
5.000% 07/01/26	1,000,000	1,007,040
Continuing Care Retirement Total		2,460,050
Hospitals – 8.1%
CA Loma Linda
Loma Linda University Medical Center,
Series 2005:
5.000% 12/01/16	2,000,000	2,031,760
5.000% 12/01/18	2,000,000	2,016,520
CA Statewide Communities Development Authority
Adventist Health System/West,
Series 2005 A,
5.000% 03/01/17	1,000,000	1,024,530
Kaiser Foundation Health Plan,
Series 2004 E,
3.875% 04/01/32	5,000,000	4,919,150

1

	Par ($)	Value ($)*
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
Series 1999,
6.000% 07/01/09	490,000	500,412
Hospitals Total		10,492,372
HEALTH CARE TOTAL		12,952,422
HOUSING – 1.6%
Multi-Family – 1.6%
CA ABAG Finance Authority for Nonprofit Corps.
Winterland San Francisco,
Series 2000 B,
6.250% 08/15/30	2,000,000	2,071,400
Multi-Family Total		2,071,400
HOUSING TOTAL		2,071,400
OTHER – 10.4%
Other – 0.8%
PR Commonwealth of Puerto Rico Government Development Bank
Series 2006 B,
5.000% 12/01/16	1,000,000	1,027,110
Other Total		1,027,110
Refunded/Escrowed(a) – 7.5%
CA Department of Water Resources
Series 1998 T,
Escrowed to Maturity,
5.500% 12/01/08	20,000	20,789
CA Foothill Eastern Transportation Corridor Agency
Series 1995 A,
Pre-refunded 01/01/10,
7.150% 01/01/13	1,750,000	1,968,785
CA Health Facilities Finance Authority
Cedars-Sinai Medical Center,
Series 1999 A,
Pre-refunded 12/01/09,
6.125% 12/01/19	1,000,000	1,080,080
Kaiser Permanente,
Series 1998 A,
Escrowed to Maturity,
Insured: FSA
5.250% 06/01/12	2,000,000	2,086,160
CA Los Altos School District
Series 2001,
Pre-refunded 08/01/11,
5.000% 08/01/14	1,290,000	1,357,093
CA Lucia Mar Unified School District
Series 2004 A,
Pre-refunded 08/01/14,
Insured: FGIC
5.250% 08/01/20	1,230,000	1,332,373

2

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
CA San Mateo County Transit District
Series 1997 A,
Escrowed to Maturity,
Insured: MBIA
5.000% 06/01/13	1,180,000	1,254,564
CA Statewide Communities Development Authority
Series 1999,
Escrowed to Maturity,
6.000% 07/01/09	715,000	734,184
Refunded/Escrowed Total		9,834,028
Tobacco – 2.1%
CA County Tobacco Securitization Agency
Series 2006,
(b) 06/01/21 (5.250% 12/01/10)	1,000,000	790,430
CA Golden State Tobacco Securitization Corp.
Series 2003 A1,
3.400% 06/01/08	1,000,000	976,910
CA Tobacco Securitization Authority of Southern California
San Diego County Tobacco,
Series 2006 A1,
5.000% 06/01/37	1,000,000	953,120
Tobacco Total		2,720,460
OTHER TOTAL		13,581,598
TAX-BACKED – 51.0%
Local Appropriated – 14.9%
CA Anaheim Public Financing Authority
Series 1997 C,
Insured: FSA
6.000% 09/01/11	1,000,000	1,094,800
CA County of Alameda Certificates of Participation,
Series 2001 A,
Insured: MBIA
4.250% 12/01/11	1,000,000	1,015,550
CA County of Riverside Certificates of Participation,
Series 2005 A,
Insured: FGIC
5.000% 11/01/17	1,465,000	1,535,276
CA County of San Diego Certificates of Participation,
Series 2005,
Insured: AMBAC
5.000% 11/15/19	2,030,000	2,108,399

3

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
CA Foothill-De Anza Community College District
Series 2005,
Insured: FGIC:
5.250% 08/01/18	1,000,000	1,084,850
5.250% 08/01/21	1,000,000	1,084,890
CA Kings River Conservative District
Series 2004,
5.000% 05/01/14	3,135,000	3,258,989
CA Los Angeles Community Redevelopment Agency
Series 2005,
Insured: AMBAC
5.000% 09/01/15	1,095,000	1,159,922
CA Los Angeles County Capital Asset Leasing Corp.
Series 2002 B,
Insured: AMBAC
6.000% 12/01/12	1,000,000	1,110,000
CA Los Angeles Municipal Improvement Corp.
Series 2002 G,
Insured: FGIC
5.250% 09/01/13	1,500,000	1,608,060
CA Oakland Joint Powers Financing Authority
Series 2001,
Insured: AMBAC
5.500% 10/01/11	3,000,000	3,222,120
CA San Jose Financing Authority
Series 2001 F,
Insured: MBIA
5.000% 09/01/15	1,000,000	1,045,610
Local Appropriated Total		19,328,466
Local General Obligations – 20.1%
CA Center Community College District
Series 2004 A,
Insured: MBIA
5.250% 08/01/22	965,000	1,023,633
CA Compton Community College District
Series 2004 A,
Insured: MBIA
5.250% 07/01/17	1,330,000	1,417,567
CA Desert Sands Unified School District
Series 2006,
Insured: AMBAC
(c) 06/01/16	1,000,000	631,070
CA East Bay Municipal Utility District
Series 2003 F,
Insured: AMBAC
5.000% 04/01/15	1,000,000	1,050,450

4

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CA Los Angeles Community College District
Series 2003 B,
Insured: FSA
5.000% 08/01/12	500,000	528,335
CA Los Gatos Joint Union High School District
Series 2005,
Insured: FSA
5.000% 12/01/17	2,000,000	2,092,340
CA Pajaro Valley Unified School District
Series 2005,
Insured: FSA
5.250% 08/01/18	1,535,000	1,642,481
CA Rancho Santiago Community College District
Series 2005,
Insured: FSA
5.250% 09/01/19	1,000,000	1,084,210
CA Rescue Unified School District
Series 2005,
Insured: MBIA
(c) 09/01/26	1,100,000	400,389
CA San Bernardino Community College District
Series 2005,
Insured: PSFG
5.000% 08/01/17	3,000,000	3,159,690
CA San Diego Community College District
Series 2005,
Insured: FSA
(c) 05/01/15	1,000,000	665,790
CA San Mateo County Community College District
Series 2006 A,
Insured: MBIA
(c) 09/01/15	1,000,000	660,370
CA San Mateo Foster City School Facilities Financing Authority
Series 2005,
Insured: FSA
5.500% 08/15/19	2,000,000	2,221,700
CA San Ramon Valley Unified School District
Series 2004,
Insured: FSA
5.250% 08/01/16	1,800,000	1,929,402
CA South San Francisco School District
Series 2006,
Insured: MBIA
5.250% 09/15/20	1,000,000	1,085,710

5

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CA Southwestern Community College District
Series 2005,
Insured: FGIC
5.250% 08/01/17	1,230,000	1,331,463
CA Ventura County Community College District
Series 2005 B,
Insured: MBIA
5.000% 08/01/18	1,000,000	1,048,320
CA West Contra Costa Unified School District
Series 2005,
Insured: FGIC
(c) 08/01/17	1,000,000	592,590
CA William S. Hart Union High School District
Series 2005 B,
Insured: FSA
(c) 09/01/22	2,000,000	886,740
CA Yosemite Community College District
Series 2005 A,
Insured: FGIC
5.000% 08/01/16	2,505,000	2,654,599
Local General Obligations Total		26,106,849
Special Non-Property Tax – 2.6%
CA State
Series 2004 A,
Insured: FGIC
5.250% 07/01/14	1,870,000	2,014,140
CA University
Series 2003 A,
Insured: FGIC
5.000% 11/01/12	1,325,000	1,399,730
Special Non-Property Tax Total		3,413,870
Special Property Tax – 8.8%
CA Culver City Redevelopment Finance Authority
Series 1993,
Insured: AMBAC
5.500% 11/01/14	2,025,000	2,170,921
CA Indian Wells Redevelopment Agency
Series 2003 A,
Insured: AMBAC
5.000% 09/01/14	1,455,000	1,531,213
CA Long Beach Bond Finance Authority
Series 2002 B,
Insured: AMBAC
5.500% 11/01/19	1,070,000	1,178,616

6

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
CA Oakland Redevelopment Agency
Series 1992,
Insured: AMBAC
5.500% 02/01/14	3,700,000	3,930,547
Series 2003,
Insured: FGIC
5.500% 09/01/12	1,500,000	1,621,245
CA Redwood City Redevelopment Agency
Series 2003 A,
Insured: AMBAC
5.250% 07/15/13	1,000,000	1,072,100
Special Property Tax Total		11,504,642
State Appropriated – 1.8%
CA Public Works Board
Series 2005 A,
5.000% 06/01/15	1,200,000	1,256,484
Series 2006 A,
5.000% 04/01/28	1,000,000	1,010,700
State Appropriated Total		2,267,184
State General Obligations – 2.8%
CA State
Series 2005,
5.000% 03/01/21	1,500,000	1,546,740
PR Commonwealth of Puerto Rico
Series 2002 A,
Insured: FGIC
5.500% 07/01/17	1,000,000	1,100,170
Series 2004 A,
5.250% 07/01/19	1,000,000	1,028,940
State General Obligations Total		3,675,850
TAX-BACKED TOTAL		66,296,861
TRANSPORTATION – 1.6%
Airports – 1.6%
CA San Francisco City & County Airports Commission
Series 2003 B,
Insured: FGIC
5.250% 05/01/13	2,000,000	2,141,580
Airports Total		2,141,580
TRANSPORTATION TOTAL		2,141,580
UTILITIES – 16.6%
Independent Power Producers – 2.5%
CA Sacramento Power Authority
Series 2005,
Insured: AMBAC
5.250% 07/01/15	3,000,000	3,229,470
Independent Power Producers Total		3,229,470

7

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – 12.4%
CA Department of Water Resources
Series 2002 A,
6.000% 05/01/13	2,375,000	2,625,705
CA Los Angeles Water & Power
Series 2001 A,
Insured: MBIA
5.250% 07/01/15	1,300,000	1,370,603
CA Modesto Irrigation District
Series 2001 A,
Insured: FSA
5.250% 07/01/18	1,185,000	1,244,973
CA Sacramento Municipal Utility District
Series 2006,
Insured: MBIA
5.000% 07/01/15	1,000,000	1,064,090
CA Southern California Public Power Authority
Series 1989,
6.750% 07/01/13	3,000,000	3,413,190
Series 2005 A,
Insured: FSA
5.000% 01/01/18	2,000,000	2,090,120
CA Walnut Energy Center Authority
Series 2004 A,
Insured: AMBAC
5.000% 01/01/16	2,055,000	2,151,790
PR Commonwealth of Puerto Rico Electric Power Authority
Series 1997 AA,
Insured: MBIA
6.250% 07/01/10	2,000,000	2,166,460
Municipal Electric Total		16,126,931
Water & Sewer – 1.7%
CA Metropolitan Water District of Southern California
Series 2004 B,
5.000% 07/01/14	1,500,000	1,592,370

8

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
CA Orange County Water District
Series 2003 B,
Insured: MBIA
5.375% 08/15/17	650,000	690,573
Water & Sewer Total		2,282,943
UTILITIES TOTAL		21,639,344
Total Municipal Bonds (cost of $125,532,362)		124,388,728

	Shares
Investment Company – 1.8%
Columbia Tax-Exempt Reserves, Capital Class (d)	2,378,982	2,378,982

Total Investment Company (cost of $2,378,982)		2,378,982
Municipal Preferred Stocks – 1.5%
HOUSING – 1.5%
Multi-Family – 1.5%
Munimae TE Bond Subsidiary LLC
Series 2004 A-2,
4.900% 06/30/49(e)	2,000,000	1,970,940
Multi-Family Total		1,970,940
HOUSING TOTAL		1,970,940
Total Municipal Preferred Stocks (cost of $2,000,000)		1,970,940

Total Investments – 98.9% (cost of $129,911,344)(f)(g)		128,738,650

Other Assets & Liabilities, Net – 1.1%		1,390,466

Net Assets – 100.0%		130,129,116

Notes to Investment Portfolio:

*	Security Valuation:

Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which consider such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value in accordance with procedures adopted by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other open end investment companies are valued at net asset value.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

9

(c)	Zero coupon bond.

(d)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the value of this security, which is not illiquid, represents 1.5% of net assets.

(f)	Cost for federal income tax purposes is $129,911,344.

(g)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$935,830	$(2,108,524)	$(1,172,694)

Acronym	Name

ACA	American Capital Access
AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guarantee

10

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia Florida Intermediate Municipal Bond Fund

	Par ($)	Value ($)*
Municipal Bonds – 98.9%
EDUCATION – 1.7%
Education – 1.7%
FL Broward County Educational Facilities Authority
Nova Southeastern University,
Series 2004 B,
5.250% 04/01/17	610,000	626,476
FL Miami-Dade County Educational Facilities Authority
University of Miami,
Series 2004 A,
Insured: AMBAC
5.000% 04/01/15	1,000,000	1,051,730
FL Volusia County Educational Facilities Authority
Embry-Riddle Aeronautical University,
Series 1999 A,
5.750% 10/15/29	2,380,000	2,462,824
Education Total		4,141,030
EDUCATION TOTAL		4,141,030
HEALTH CARE – 14.1%
Hospitals – 14.1%
FL Escambia County Health Facilities Authority
Ascension Health,
Series 2003 A:
5.250% 11/15/11	2,125,000	2,234,693
5.250% 11/15/14	1,000,000	1,055,010
FL Highlands County Health Facilities Authority
Adventist Health Systems:
Series 2005 A,
5.000% 11/15/20	1,000,000	1,009,190
Series 2005 B,
5.000% 11/15/20	1,000,000	1,009,190
FL Hillsborough County Industrial Development Authority
Tampa General Hospital,
Series 2003 A,
5.000% 10/01/18	1,000,000	1,014,620
FL Lee Memorial Health System Hospital Board Revenue
Series 2002 A,
Insured: FSA
5.750% 04/01/15	1,000,000	1,083,890
FL Marion County Hospital District Revenue
Munroe Regional Medical Center,
Series 1999,
5.250% 10/01/11	2,025,000	2,102,740
FL Miami-Dade County Public Facilities
Series 2005 B,
Insured: MBIA
5.000% 06/01/19	2,000,000	2,075,700

1

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
FL Orange County Health Facilities Authority
Series 1996 A,
Insurer: MBIA
6.250% 10/01/16	1,700,000	1,937,949
FL Sarasota County Public Hospital Board
Series 1998 B,
Insured: MBIA
5.250% 07/01/11	1,750,000	1,836,153
FL South Broward Hospital District
Series 2002:
5.500% 05/01/22	1,000,000	1,049,640
5.600% 05/01/27	4,000,000	4,214,080
Series 2003 A,
Insured: MBIA:
5.250% 05/01/12	3,955,000	4,180,316
5.250% 05/01/13	1,500,000	1,591,755
FL St. Petersburg Health Facilities Authority
All Children’s Hospital,
Series 2002,
Insured: AMBAC:
5.500% 11/15/14	1,720,000	1,827,534
5.500% 11/15/15	1,995,000	2,115,737
5.500% 11/15/16	1,980,000	2,095,097
FL Tampa Revenue
Franciscan Sisters Allegany,
Series 1998 A-1,
Insurer: MBIA
4.875% 11/15/15	2,000,000	2,039,720
Hospitals Total		34,473,014
HEALTH CARE TOTAL		34,473,014
HOUSING – 5.9%
Multi-Family – 4.5%
FL Capital Trust Agency
Atlantic Housing Foundation,
Series 2005,
5.250% 07/01/15	2,410,000	2,359,294
TCB Shadow Run,
Series 2000 A,
5.150% 11/01/30	4,300,000	4,395,460
FL Collier County Finance Authority
Goodlette Arms,
Series 2002 A-1,
4.900% 02/15/32	3,250,000	3,319,160
FL Housing Finance Agency
Series 1995 H,
6.400% 11/01/15	1,000,000	1,022,020
Multi-Family Total		11,095,934

2

	Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – 1.4%
FL Escambia County Housing Finance Authority
Series 2000 A, AMT,
Insured: MBIA
6.300% 10/01/20	80,000	80,373
FL Housing Finance Agency
Series 1997-2, AMT,
Insured: MBIA
5.750% 07/01/14	1,300,000	1,320,033
FL Housing Finance Corp. Revenue
Series 1998-1,
Insured: MBIA:
4.950% 01/01/11	830,000	847,272
4.950% 07/01/11	1,145,000	1,168,667
Single-Family Total		3,416,345
HOUSING TOTAL		14,512,279
INDUSTRIALS – 1.2%
Forest Products & Paper – 1.2%
FL Bay County Pollution Control Revenue
International Paper Co.,
Series 1998 A,
5.100% 09/01/12	2,375,000	2,443,780
FL Escambia County Pollution Control Revenue
International Paper Co.,
Series 2003 A,
4.700% 04/01/15	500,000	494,805
Forest Products & Paper Total		2,938,585
INDUSTRIALS TOTAL		2,938,585
OTHER – 12.3%
Other – 0.8%
FL Hurricane Catastrophe Fund
Series 2006,
5.250% 07/01/12	2,000,000	2,120,200
Other Total		2,120,200
Pool/Bond Bank – 1.8%
FL Gulf Breeze Revenue
Series 1985 C,
Insured: FGIC
5.000% 12/01/15	1,000,000	1,030,960
FL Municipal Loan Council Revenue
Series 2002 A,
Insured: MBIA
5.500% 05/01/13	1,000,000	1,076,070

3

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Pool/Bond Bank – (continued)
Series 2003 B,
Insured: MBIA
5.250% 12/01/13	1,125,000	1,199,812
Series 2005 A,
Insured: MBIA
5.000% 02/01/19	1,015,000	1,051,510
Pool/Bond Bank Total		4,358,352
Refunded/Escrowed(a) – 9.7%
FL Board of Education
Series 2000 A,
Pre-refunded 06/01/10,
5.750% 06/01/13	1,000,000	1,074,180
FL Boca Raton
Series 2000,
Pre-refunded 07/01/09,
5.000% 07/01/13	1,470,000	1,529,770
FL Brevard County
Series 2000,
Pre-refunded 08/01/10,
Insured: FSA
6.000% 08/01/14	1,195,000	1,297,077
FL Hillsborough County School Board District
Series 2002,
Pre-refunded 10/01/11,
Insured: AMBAC
5.375% 10/01/13	1,060,000	1,129,918
FL Lakeland Electricity & Water Revenue
Series 1990,
Escrowed to Maturity,
Insured: AMBAC
(b) 10/01/09	1,000,000	878,290
FL Miami-Dade County School Board
Series 2001 A,
Escrowed to Maturity,
Insured: MBIA
5.500% 05/01/10	2,000,000	2,107,560
FL Orange County Health Facilities Authority
Orlando Regional Healthcare System,
Series 1996 A,
Escrowed to Maturity,
Insured: MBIA
6.250% 10/01/16	4,705,000	5,448,390
Series 1996 A,
Escrowed to Maturity,
Insured: MBIA
6.250% 10/01/16	115,000	131,929
FL Orlando Utilities Commission Water & Electric
Series 1989 D,
Escrowed to Maturity,
6.750% 10/01/17	1,800,000	2,113,020

4

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
FL Port St. Lucie Utilities Revenue
Series 2003,
Pre-refunded 09/01/13,
5.000% 09/01/16	510,000	539,631
FL Reedy Creek Improvement District Utilities
Series 2003 1,
Pre-refunded 10/01/13,
Insured: MBIA
5.250% 10/01/15	1,490,000	1,600,334
FL Seminole County Sales Tax Revenue
Series 2001,
Pre-refunded 10/01/11,
Insured: FGIC
5.375% 10/01/13	1,295,000	1,390,959
VA Arlington County Industrial Development Authority
Virginia Hospital Center,
Series 2001,
Pre-refunded 07/01/11,
5.500% 07/01/14	4,180,000	4,488,150
Refunded/Escrowed Total		23,729,208
OTHER TOTAL		30,207,760
OTHER REVENUE – 1.5%
Recreation – 1.5%
FL Board of Education Lottery Revenue
Series 2000 C,
Insured: FGIC
5.250% 07/01/17	1,000,000	1,047,850
Series 2002 A:
Insured: FGIC
5.375% 07/01/17	1,450,000	1,547,005
Insured: FGIC
5.500% 07/01/12	1,000,000	1,076,580
Recreation Total		3,671,435
OTHER REVENUE TOTAL		3,671,435

5

	Par ($)	Value ($)
Municipal Bonds – (continued)
RESOURCE RECOVERY – 2.2%
Resource Recovery – 2.2%
FL Palm Beach County Solid Waste Authority
Series 1997 A,
Insured: AMBAC
6.000% 10/01/10	5,000,000	5,343,450
Resource Recovery Total		5,343,450
RESOURCE RECOVERY TOTAL		5,343,450
TAX-BACKED – 35.8%
Local Appropriated – 8.4%
FL Brevard County School Board
Certificates of Participation,
Series 2004 A,
Insured: FGIC
5.000% 07/01/17	1,470,000	1,528,300
FL Broward County School Board
Certificates of Participation,
Series 2006,
Insured: FSA
5.000% 07/01/14	1,580,000	1,660,770
FL Broward County
Certificates of Participation,
Series 2004,
Insured: MBIA
5.000% 06/01/13	1,000,000	1,047,880
FL Collier County School Board
Certificates of Participation,
Series 2002,
Insured: FSA
5.000% 02/15/13	1,500,000	1,564,305
FL Flagler County School Board
Certificates of Participation,
Series 2005 A,
Insured: FSA
5.000% 08/01/18	2,320,000	2,403,891
FL Lake County School Board
Certificates of Participation,
Series 2006 C,
Insured: AMBAC
5.250% 06/01/18	1,500,000	1,607,145
FL Lee County School Board
Certificates of Participation,
Series 2004 A,
Insured: FSA
5.000% 08/01/16	1,000,000	1,041,250
FL Miami-Dade County School Board
Series 2006,
Insured: AMBAC
4.750% 11/01/23	1,000,000	1,002,370
FL Miami-Dade County Special Obligation Bonds
Series 2002 A-1,
Insured: AMBAC
5.000% 04/01/11	1,000,000	1,044,590

6

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
FL Orange County School Board
Certificates of Participation,
Series 2005 A,
Insured: MBIA
5.000% 08/01/18	1,000,000	1,037,670
FL Osceola County School Board
Certificates of Participation,
Series 2004 A,
Insured: FGIC:
5.000% 06/01/16	2,240,000	2,342,457
5.000% 06/01/17	1,000,000	1,040,800
FL Palm Beach County School Board
Certificates of Participation,
Series 2002 A,
Insured: FSA
5.375% 08/01/14	3,000,000	3,202,740
Local Appropriated Total		20,524,168
Local General Obligations – 2.6%
FL Broward County
Series 2001 A,
5.250% 01/01/14	1,025,000	1,082,544
FL Palm Beach County
Series 1998,
5.500% 12/01/11	2,000,000	2,150,140
FL Port St. Lucie
Series 2005,
Insured: MBIA
5.000% 07/01/18	1,170,000	1,222,603
FL Reedy Creek Improvement District
Series 2004 A,
Insured: MBIA
5.000% 06/01/17	1,000,000	1,042,050
PR Commonwealth of Puerto Rico Municipal Finance Agency
Series 1999 A,
Insured: FSA
5.500% 08/01/09	1,000,000	1,044,290
Local General Obligations Total		6,541,627
Special Non-Property Tax – 18.0%
FL Hialeah Capital Improvement Revenue
Series 1993,
5.500% 10/01/18	1,375,000	1,375,976
FL Hillsborough County Individual Development Authority
Series 2002 B,
Insured: AMBAC
5.500% 09/01/15	2,335,000	2,507,510
FL Jacksonville Excise Tax Revenue
Series 1995 A,
Insured: FGIC
5.000% 10/01/09	1,000,000	1,033,550

7

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
FL Jacksonville Guaranteed Entitlement Improvement Revenue
Series 2002,
Insured: FGIC:
5.375% 10/01/18	3,450,000	3,672,594
5.375% 10/01/19	3,720,000	3,960,014
FL Jacksonville Sales Tax Revenue
Series 2001,
Insured FGIC
5.500% 10/01/12	2,000,000	2,156,920
Series 2002,
Insured: FGIC
5.375% 10/01/18	1,000,000	1,064,520
Series 2003,
Insured: MBIA
5.250% 10/01/19	1,080,000	1,142,392
FL JEA St. Johns River Power Park Systems
Series 1997,
Insured: MBIA
5.000% 10/01/19	1,000,000	1,037,980
Series 2002,
5.250% 10/01/13	2,500,000	2,621,825
FL Lee County
Series 1997 A,
Insured: MBIA
5.750% 10/01/11	1,000,000	1,082,590
FL Manatee County School District Sales Tax Revenue
Series 2003,
Insured: AMBAC
5.000% 10/01/12	2,000,000	2,099,960
FL Ocala Capital Improvement Revenue
Series 2003,
Insured: AMBAC
5.375% 10/01/16	1,530,000	1,635,876
FL Osceola County Tourist Development Tax Revenue
Series 2002 A,
Insured: FGIC
5.500% 10/01/14	1,555,000	1,673,631
FL Palm Beach County Criminal Justice Facilities
Series 1993,
Insured: FGIC
5.375% 06/01/09	1,500,000	1,560,990
FL Palm Beach County Public Improvement Revenue
Series 2004,
5.000% 08/01/17	1,000,000	1,043,460

8

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
FL Pasco County Sales Tax Revenue
Series 2003,
Insured: AMBAC
5.000% 12/01/16	1,240,000	1,294,994
FL Polk County Transportation Improvement Revenue
Series 2004,
Insured: FSA
5.000% 12/01/25	1,000,000	1,039,000
FL Port St. Lucie Sales Tax Revenue
Series 2003,
Insured: MBIA
5.000% 09/01/19	1,000,000	1,036,490
FL Tallahassee Blueprint 2000 Intergovernmental
Series 2003,
Insured: FSA
5.000% 10/01/13	3,775,000	3,949,896
FL Tampa Sports Authority
Series 1995,
Insured: MBIA:
5.750% 10/01/15(c)	2,500,000	2,732,500
5.750% 10/01/20	1,000,000	1,128,720
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2005 BB,
Insured: FSA
5.250% 07/01/22	3,000,000	3,243,990
Special Non-Property Tax Total		44,095,378
Special Property Tax – 1.3%
FL Viera East Community Development District
Series 2006,
Insured: MBIA
5.750% 05/01/19	1,910,000	2,124,951
FL West Palm Beach Community Redevelopment
Series 2005 A,
5.000% 03/01/25	980,000	985,008
Special Property Tax Total		3,109,959
State Appropriated – 3.1%
FL Department Management Services Division
Series 2003 A,
Insured: FSA
5.250% 09/01/15	1,515,000	1,632,549
Series 2005 A,
Insured: AMBAC
5.000% 09/01/21	3,000,000	3,118,650

9

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2004 A:
5.750% 08/01/27	1,675,000	1,771,162
Insured: AMBAC
5.250% 08/01/30	1,000,000	1,058,910
State Appropriated Total		7,581,271
State General Obligations – 2.4%
FL State
Series 2004 A,
5.000% 07/01/30	1,000,000	1,023,290
PR Commonwealth of Puerto Rico
Series 1997,
Insured: MBIA
6.500% 07/01/15	4,190,000	4,902,845
State General Obligations Total		5,926,135
TAX-BACKED TOTAL		87,778,538
TRANSPORTATION – 4.1%
Airports – 1.5%
FL Greater Orlando Aviation Authority
Series 2003 A,
Insured: FSA
5.000% 10/01/13	1,500,000	1,571,400
FL Miami-Dade County Aviation
Series 1998 C, AMT,
Insured: MBIA
5.250% 10/01/15	2,000,000	2,057,540
Airports Total		3,628,940
Toll Facilities – 2.6%
FL Orlando & Orange County Expressway Authority
Series 1990,
Insured: FGIC
6.500% 07/01/10	2,000,000	2,184,800
FL Osceola County Transportation Revenue
Series 2004,
Insured: MBIA
5.000% 04/01/18	1,000,000	1,039,650

10

	Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Toll Facilities – (continued)
FL Turnpike Authority
Series 2005 A,
Insured: AMBAC
5.000% 07/01/21	3,000,000	3,117,300
Toll Facilities Total		6,341,750
TRANSPORTATION TOTAL		9,970,690
UTILITIES – 20.1%
Joint Power Authority – 0.8%
FL Municipal Power Agency Revenue
Series 2002,
Insured: AMBAC
5.500% 10/01/21	1,850,000	1,979,870
Joint Power Authority Total		1,979,870
Municipal Electric – 7.4%
FL Gainesville Utilities Systems Revenue
Series 1992 B,
6.500% 10/01/11	3,000,000	3,344,400
FL Kissimmee Utilities Authority Electrical System
Series 2003,
Insured: FSA
5.250% 10/01/15	2,235,000	2,377,392
FL Orlando Utilities Commission Utility Systems
Series 2005 B,
5.000% 10/01/24	3,000,000	3,087,120
FL Orlando Utilities Commission Water & Electric Revenue
Series 2001,
5.000% 10/01/09	3,000,000	3,098,790
Series 2002 C:
5.250% 10/01/16	1,500,000	1,586,310
5.250% 10/01/18	3,000,000	3,169,770
FL Port St. Lucie Utilities Revenue
Series 2003,
Insured: MBIA
5.000% 09/01/17	920,000	958,741
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2003 NN,
Insured: MBIA
5.250% 07/01/19	500,000	540,195
Municipal Electric Total		18,162,718
Water & Sewer – 11.9%
FL Brevard County Utilities Revenue
Series 2002,
Insured: FGIC
5.250% 03/01/14	2,000,000	2,114,660
FL Cocoa Water & Sewer Revenue
Series 2003,
Insured: AMBAC
5.500% 10/01/19	1,000,000	1,107,530

11

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
FL Daytona Beach Utilities Systems Revenue
Series 2002 D,
Insured: FSA
5.250% 11/15/16	1,200,000	1,270,044
FL Governmental Utility Authority
Series 2003,
Insured: AMBAC
5.000% 10/01/17	1,180,000	1,230,174
FL Holly Hill Water & Sewer Revenue
Series 2002,
Insured: MBIA
5.000% 10/01/15	745,000	778,972
FL Hollywood Water & Sewer Revenue
Series 2003,
Insured: FSA
5.000% 10/01/17	1,070,000	1,115,496
FL Manatee County Public Utilities Revenue
Series 2003 A,
Insured: MBIA
5.000% 10/01/12	2,000,000	2,102,220
FL Miami-Dade County Stormwater
Series 2004,
Insured: MBIA
5.000% 04/01/24	2,445,000	2,516,419
FL Municipal Loan Council Revenue
Series 2002 B,
Insured: MBIA
5.375% 08/01/16	1,485,000	1,589,143
FL Ocala Utilities System Revenue
Series 2005 B,
Insured: FGIC
5.250% 10/01/20	1,000,000	1,062,400
FL Port St. Lucie Utilities Revenue
Series 2003,
Insured: MBIA:
5.000% 09/01/16	490,000	511,555
5.000% 09/01/19	2,115,000	2,192,176
FL Sarasota County Utilities Systems Revenue
Series 2002 C,
Insured: FGIC
5.250% 10/01/16	1,000,000	1,057,540
FL Sebring Water & Wastewater Revenue
Series 2002,
Insured: FGIC
5.250% 01/01/14	1,030,000	1,093,994

12

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
FL Tallahassee Conservative Utilities System
Series 2001,
Insured: FGIC:
5.500% 10/01/14	1,330,000	1,451,389
5.500% 10/01/18	1,000,000	1,105,250
FL Tampa Bay Water Utility Systems Revenue
Series 2005,
Insured: FGIC
5.500% 10/01/19	1,500,000	1,656,300
FL Tampa Water & Sewer Revenue
Series 2002 B,
5.000% 07/01/10	1,000,000	1,039,650
FL Tohopekaliga Water Utilities Authority
Series 2003 B,
Insured: FSA
5.250% 10/01/17	1,110,000	1,176,756
FL Water Pollution Control Financing
Series 2001,
5.500% 01/15/13	1,390,000	1,478,376
FL Winter Park Water & Sewer Revenue
Series 2002,
Insured: AMBAC
5.250% 12/01/14	1,405,000	1,493,051
Water & Sewer Total		29,143,095
UTILITIES TOTAL		49,285,683
Total Municipal Bonds (cost of $240,216,384)		242,322,464

	Shares
Investment Company – 1.0%
Columbia Tax-Exempt Reserves, Capital Class (d)	2,556,753	2,556,753

Total Investment Company (cost of $2,556,753)		2,556,753

Total Investments – 99.9% (cost of $242,773,137)(e)(f)		244,879,217

Other Assets & Liabilities, Net – 0.1%		255,002

Net Assets – 100.0%		245,134,219

13

Notes to Investment Portfolio:

*	Security Valuation:

Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which consider such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value in accordance with procedures adopted by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other open end investment companies are valued at net asset value.Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Zero coupon bond.

(c)	The security or a portion of the security is pledged as collateral for open futures contracts. At June 30, 2006, the total market value of securities pledged amounted to $109,300.

(d)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(e)	Cost for federal income tax purposes is $242,773,137.

(f)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$4,825,880	$(2,719,800)	$2,106,080

At June 30, 2006, the Fund held the following open long futures contract:

			Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
10-Year U.S. Treasury Notes	81	$8,493,610	$8,523,504	Sept-2006	$(29,894)

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.

14

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia Georgia Intermediate Municipal Bond Fund

	Par ($)	Value ($)*
Municipal Bonds – 95.5%
EDUCATION – 6.9%
Education – 6.9%
GA Athens Housing Authority
Ugaree East Campus Housing,
Series 2002,
Insured: AMBAC
5.250% 12/01/19	1,150,000	1,199,530
GA Atlanta Development Authority
Georgia State University Foundation,
Series 2005,
Insured: XLCA
5.000% 09/01/35	3,500,000	3,551,205
GA Cobb County Development Authority
Kennesaw State University Foundation, Inc.,
Series 2004,
Insured: MBIA
5.000% 07/15/19	1,870,000	1,942,706
GA Fulton County Development Authority
Georgia Tech Foundation Facilities,
Series 1997 A,
5.000% 09/01/17	1,735,000	1,768,156
Education Total		8,461,597
EDUCATION TOTAL		8,461,597
HEALTH CARE – 16.2%
Hospitals – 16.2%
GA Chatham County Hospital Authority
Memorial Health University Medical Center,
Series 2004 A,
5.375% 01/01/26	1,000,000	1,029,520
Memorial Medical Center,
Series 2001 A,
6.125% 01/01/24	3,000,000	3,215,160
GA Clayton County Hospital Authority
Good Samaritan Community,
Series 1998 A,
Insured: MBIA
5.250% 08/01/09	3,190,000	3,308,987
GA Fulco Hospital Authority
Catholic Health East,
Series 1998 A,
Insured: MBIA
4.600% 11/15/09	2,000,000	2,039,980
GA Gainesville & Hall County Hospital Authority
Northeast Georgia Health System, Inc.,
Series 2001,
5.000% 05/15/15	1,000,000	1,017,810
GA Henry County Hospital Authority
Henry Medical Center, Inc.,
Series 1999,
Insured: AMBAC
6.000% 07/01/29	3,000,000	3,247,860

1

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
GA Savannah Hospital Authority
St. Joseph’s Candler Health Systems:
Series 1998 A,
Insured: FSA:
5.250% 07/01/11	1,225,000	1,271,036
5.250% 07/01/12	1,310,000	1,353,531
Series 1998 B,
Insured: FSA
5.250% 07/01/10	1,000,000	1,038,300
GA Tift County Hospital Authority
Series 2002,
Insured: AMBAC
5.250% 12/01/18	2,225,000	2,326,482
Hospitals Total		19,848,666
HEALTH CARE TOTAL		19,848,666
HOUSING – 7.0%
Multi-Family – 6.8%
GA Atlanta Urban Residential Finance Authority
Series 1998, AMT,
Insured: FNMA
4.550% 12/01/28	2,000,000	2,019,640
GA Clayton County Housing Authority
GCC Ventures LLC,
Series 2001,
Insured: FNMA
4.350% 12/01/31	3,720,000	3,737,893
GA Cobb County Development Authority
Kennesaw State University Foundation,
Series 2004 A,
Insured: MBIA
5.250% 07/15/19	2,000,000	2,116,840
GA Lawrenceville Housing Authority
Knollwood Park LP,
Series 1997, AMT,
Insured: FNMA
6.250% 12/01/29	500,000	532,585
Multi-Family Total		8,406,958
Single-Family – 0.2%
GA Housing & Finance Authority
Series 1998 B-3,
Insured: FHA

2

	Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – (continued)
4.400% 06/01/17	250,000	250,363
Single-Family Total		250,363
HOUSING TOTAL		8,657,321
INDUSTRIALS – 4.9%
Food Products – 0.8%
GA Cartersville Development Authority
Anheuser-Busch Companies, Inc.,
Series 1997, AMT,
6.125% 05/01/27	1,000,000	1,024,830
Food Products Total		1,024,830
Forest Products & Paper – 2.5%
GA Richmond County Development Authority
International Paper Co.,
Series 2001 A,
5.150% 03/01/15	3,000,000	3,039,990
Forest Products & Paper Total		3,039,990
Oil & Gas Services – 1.6%
LA Calcasieu Parish Industrial Development Board
Occidental Petroleum Corp.,
Series 2001,
4.800% 12/01/06	2,000,000	2,003,900
Oil & Gas Services Total		2,003,900
INDUSTRIALS TOTAL		6,068,720
OTHER – 16.5%
Other – 0.2%
PR Commonwealth of Puerto Rico Government Development Bank
Series 2006 B,
5.000% 12/01/15	260,000	267,506
Other Total		267,506
Pool/Bond Bank – 1.1%
AK Municipal Bond Bank Authority
Series 2003,
Insured: MBIA
5.250% 12/01/17	1,315,000	1,382,670
Pool/Bond Bank Total		1,382,670
Refunded/Escrowed(a) – 13.9%
GA Atlanta Airport Facilities
Series 2000 A,
Pre-refunded 01/01/10,
Insured: FGIC
5.600% 01/01/30	5,000,000	5,317,750
GA Atlanta Water & Wastewater Revenue
Series 1999 A,
Pre-refunded 05/01/09,
Insured: FGIC
5.000% 11/01/38	1,060,000	1,101,244

3

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
GA Clayton County Water & Sewer Authority
Series 2000,
Pre-refunded 05/01/10:
5.600% 05/01/18	1,000,000	1,064,070
6.250% 05/01/17	2,000,000	2,173,160
GA Forsyth County School District
Series 1999,
Pre-refunded 02/01/10,
6.000% 02/01/15	2,000,000	2,172,420
GA Fulton County Housing Authority
Series 1996 A, AMT,
Pre-refunded 07/01/08,
6.375% 01/01/27	2,900,000	3,026,179
GA Macon Bibb County Industrial Authority
Series 1982,
Escrowed to Maturity,
9.000% 10/01/07	1,000,000	1,061,790
GA Metropolitan Atlanta Rapid Transit Authority
Series 1983 D,
Escrowed to Maturity,
7.000% 07/01/11	540,000	613,057
Series 1998 B,
Pre-refunded 07/01/08,
Insured: MBIA
5.100% 07/01/13	500,000	516,765
Refunded/Escrowed Total		17,046,435
Tobacco – 1.3%
SC Tobacco Settlemen Management Authority
Series 2001 B,
6.375% 05/15/28	1,500,000	1,599,945
Tobacco Total		1,599,945
OTHER TOTAL		20,296,556
TAX-BACKED – 21.3%
Local Appropriated – 7.5%
GA College Park Business & Industrial Development Authority
Series 2005,
Insured: AMBAC
5.250% 09/01/19	3,230,000	3,442,049
GA East Point Building Authority
Series 2000,
Insured: FSA
(b) 02/01/18	2,490,000	1,342,658

4

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
GA Gwinnett County Development Authority
Series 2004,
Insured: MBIA
5.250% 01/01/15	2,000,000	2,123,380
GA Municipal Association, Inc. Certificates of Participation
Series 2002,
Insured: AMBAC
5.250% 12/01/26	1,250,000	1,299,288
GA Smyrna Downtown Development Authority
Series 2002,
Insured: AMBAC
5.250% 02/01/16	1,000,000	1,074,600
Local Appropriated Total		9,281,975
Local General Obligations – 11.7%
GA Barrow County School District
Series 2006,
5.000% 02/01/14	1,000,000	1,056,600
GA Chatham County School District
Series 2002,
Insured: FSA
5.250% 08/01/14	1,000,000	1,075,370
GA Cherokee County School Systems
Series 1993,
Insured: AMBAC
5.875% 02/01/09	615,000	635,270
Series 1999,
5.000% 02/01/13	1,500,000	1,580,280
Series 2001:
5.250% 08/01/15	1,000,000	1,059,840
5.250% 08/01/17	1,000,000	1,056,540
GA DeKalb County
Series 2006,
5.000% 12/01/18	3,000,000	3,165,900
GA Meriwether County School District
Series 1996,
Insured: FSA
5.500% 02/01/16	1,000,000	1,028,340
GA Peach County School District
Series 1994,
Insured: MBIA
6.500% 02/01/08	500,000	519,920
GA Rosewell
Series 2000,
5.500% 02/01/12	2,000,000	2,092,840

5

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
MI Detroit
Series 2001 B,
Insured: MBIA
5.375% 04/01/14	1,000,000	1,057,940
Local General Obligations Total		14,328,840
Special Non-Property Tax – 2.1%
GA Cobb-Marietta County Coliseum & Exhibit Hall Authority
Series 2005,
Insured: MBIA
5.250% 10/01/19	2,430,000	2,605,252
Special Non-Property Tax Total		2,605,252
TAX-BACKED TOTAL		26,216,067
TRANSPORTATION – 1.8%
Transportation – 1.8%
GA Metropolitan Atlanta Rapid Transit Authority
Series 1992,
Insured: MBIA
6.250% 07/01/18	2,000,000	2,259,900
Transportation Total		2,259,900
TRANSPORTATION TOTAL		2,259,900
UTILITIES – 20.9%
Investor Owned – 5.0%
GA Monroe County Development Authority
Georgia Power Co.,
Series 2001,
Insured: AMBAC
4.200% 01/01/12	5,000,000	5,013,800
Oglethorpe Power Corp.,
Series 1992,
6.800% 01/01/12	1,000,000	1,120,730
Investor Owned Total		6,134,530
Joint Power Authority – 0.9%
GA Municipal Electric Authority
Series 1998 A,
Insured: MBIA
5.250% 01/01/13	1,000,000	1,063,890
Joint Power Authority Total		1,063,890
Municipal Electric – 3.6%
GA Municipal Electric Authority Power
Series 1992 B,
Insured: MBIA
6.375% 01/01/16	2,000,000	2,309,960

6

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – (continued)
TX Sam Rayburn Municipal Power Agency
Series 2002,
6.000% 10/01/16	2,000,000	2,099,520
Municipal Electric Total		4,409,480
Water & Sewer – 11.4%
GA Cherokee County Water & Sewer Authority
Series 1993,
Insured: MBIA
5.300% 08/01/09	350,000	357,910
GA Cobb & Marietta County Water Authority
Series 2000,
5.125% 11/01/20	5,195,000	5,485,764
GA Columbus County Water & Sewer Revenue
Series 2003,
Insured: FSA
5.250% 05/01/13	2,220,000	2,373,469
GA Griffin Combined Public Utility Improvement Revenue
Series 2002,
Insured: AMBAC
5.125% 01/01/19	2,585,000	2,716,731
GA Upper Oconee Basin Water Authority
Series 2005,
Insured: MBIA:
5.000% 07/01/17	1,140,000	1,206,291
5.000% 07/01/22	1,855,000	1,920,259
Water & Sewer Total		14,060,424
UTILITIES TOTAL		25,668,324
Total Municipal Bonds (cost of $115,582,452)		117,477,151

	Shares
Investment Company – 3.4%
Columbia Tax-Exempt Reserves, Capital Class (c)	4,183,643	4,183,643
Total Investment Company (cost of $4,183,642)		4,183,643

7

Total Investments – 98.9% (cost of $119,766,094)(d)(e)	121,660,794

Other Assets & Liabilities, Net – 1.1%	1,291,960

Net Assets – 100.0%	122,952,754

Notes to Investment Portfolio:

*	Security Valuation:

Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which consider such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value in accordance with procedures adopted by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other open end investment companies are valued at net asset value.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Zero coupon bond.

(c)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(d)	Cost for federal income tax purposes is $119,766,094.

(e)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$2,797,284	$(902,584)	$1,894,700

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.
XLCA	XL Capital Assurance, Inc.

8

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia Maryland Intermediate Municipal Bond Fund

	Par ($)	Value ($)*
Municipal Bonds – 95.7%
EDUCATION – 4.8%
Education – 4.8%
MD Health & Higher Educational Facilities Authority
College of Notre Dame,
Series 1998,
Insured: MBIA
4.600% 10/01/14	510,000	526,590
Loyola College,
Series 2006 A,
5.125% 10/01/45	5,000,000	5,030,700
MD Industrial Development Financing Authority
American Center for Physics,
Series 2001,
5.250% 12/15/15	1,000,000	1,054,760
MD University System of Maryland
Series 2000 A,
5.000% 10/01/08	1,975,000	2,024,296
Education Total		8,636,346
EDUCATION TOTAL		8,636,346
HEALTH CARE – 5.8%
Hospitals – 5.8%
MD Health & Higher Educational Facilities Authority
Howard County General Hospital,
Series 1998,
Insured: MBIA
5.000% 07/01/29	1,000,000	1,015,020
Peninsula Regional Medical Center,
Series 2006:
5.000% 07/01/21	1,000,000	1,027,740
5.000% 07/01/26	4,000,000	4,072,520
MS Hospital Facilities & Equipment Authority
Forrest County General Hospital,
Series 2000,
Insured: FSA:
5.500% 01/01/24	3,100,000	3,232,742
5.625% 01/01/20	1,000,000	1,061,800
Hospitals Total		10,409,822
HEALTH CARE TOTAL		10,409,822
HOUSING – 8.8%
Multi-Family – 4.2%
MD Economic Development Corp.
Collegiate Housing Foundation,
Series 1999 A:
5.600% 06/01/10	470,000	482,055
6.000% 06/01/19	815,000	846,891
6.000% 06/01/30	1,850,000	1,915,749

1

	Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi-Family – (continued)
Series 1999 A,
5.700% 06/01/12	1,000,000	1,033,490
Series 2006:
Insured: CIFG
5.000% 06/01/17	1,000,000	1,046,300
Insured: XLCA
5.000% 07/01/20	600,000	621,504
MD Montgomery County Housing Opportunities Commission Housing Revenue
Series 2000 A,
6.100% 07/01/30	1,500,000	1,565,265
Multi-Family Total		7,511,254
Single-Family – 4.6%
MD Community Development Administration Department of Housing & Community Development Revenue
Series 1998 B, AMT,
Insured: FHA
4.950% 09/01/11	500,000	508,820
Series 1998-3, AMT:
4.500% 04/01/08	3,440,000	3,461,982
4.700% 04/01/10	1,685,000	1,706,568
Series 1999 D, AMT,
5.375% 09/01/24	2,410,000	2,456,079
MD Prince Georges County Housing Authority Mortgage Revenue
Series 2000 A, AMT,
Insured: GNMA
6.150% 08/01/19	15,000	15,389
Single-Family Total		8,148,838
HOUSING TOTAL		15,660,092
OTHER – 17.3%
Other – 2.0%
MD Transportation Authority
Series 2002 A,
Insured: AMBAC
4.500% 03/01/15	3,000,000	3,049,080
PR Commonwealth of Puerto Rico Government Development Bank
Series 2006 B,
5.000% 12/01/15	520,000	535,013
Other Total		3,584,093
Pool/Bond Bank – 1.2%
TX Water Development Board
Series 1997,
5.000% 07/15/12	2,000,000	2,035,660
Pool/Bond Bank Total		2,035,660

2

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – 14.1%
MD Baltimore
Series 1997 A,
Pre-refunded 10/15/07,
Insured: FGIC,
5.300% 10/15/16	1,740,000	1,806,277
MD Economic Development Corp.
Collegiate Housing Foundation:
Series 1999 A,
5.300% 06/01/08	495,000	507,246
5.600% 06/01/11	575,000	610,385
MD Health & Higher Educational Facilities Authority Revenue
Johns Hopkins Hospital,
Series 1979,
Escrowed to Maturity,
5.750% 07/01/09	2,000,000	2,106,780
Johns Hopkins University,
Series 1999,
Pre-refunded 07/01/09,
6.000% 07/01/39	5,000,000	5,342,300
MD Howard County
Series 2000 A,
Pre-refunded 02/15/08:
5.250% 02/15/16	1,500,000	1,548,360
5.250% 02/15/17	1,900,000	1,961,256
5.250% 02/15/18	2,000,000	2,064,480
Series 2002 A,
Pre-refunded 02/15/12,
5.250% 08/15/15	1,800,000	1,916,442
MD Montgomery County
Series 1997 A,
Pre-refunded 05/01/07,
5.375% 05/01/13	1,000,000	1,032,650
MD Prince Georges County
Series 1999,
Pre-refunded 10/01/09,
Insured: FSA
5.000% 10/01/12	1,935,000	2,017,586
MD Queen Anne’s County
Series 2000,
Pre-refunded 01/15/10,
Insured: FGIC
5.250% 01/15/14	1,200,000	1,263,876
MD Transportation Authority
Series 1978,
Escrowed to Maturity,
6.800% 07/01/16	680,000	768,162
MD University System of Maryland
Series 1997 A,
Pre-refunded 04/01/07,
5.125% 04/01/13	1,000,000	1,019,780

3

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
MD Washington Suburban Sanitation District
Series 2000,
Pre-refunded 06/01/10,
5.250% 06/01/22	1,000,000	1,049,080
MO St. Louis County
Series 1989 A, AMT,
Escrowed to Maturity,
Insured: GNMA
7.950% 08/01/09	130,000	137,774
Refunded/Escrowed Total		25,152,434
OTHER TOTAL		30,772,187
OTHER REVENUE – 3.3%
Hotels – 3.3%
MD Baltimore
Baltimore Hotel Corp.,
Series 2006 A,
Insured: XLCA:
5.000% 09/01/32	1,000,000	1,011,060
5.250% 09/01/17	1,835,000	1,962,753
5.250% 09/01/20	1,615,000	1,714,226
5.250% 09/01/21	1,095,000	1,160,437
Hotels Total		5,848,476
OTHER REVENUE TOTAL		5,848,476
RESOURCE RECOVERY – 4.0%
Disposal – 1.7%
FL Orange County
Series 2003,
Insured: MBIA
5.000% 10/01/15	2,915,000	3,018,745
Disposal Total		3,018,745
Resource Recovery – 2.3%
MD Northeast Waste Disposal Authority
Ogden Martin Systems,
Series 1993 A, AMT,
6.000% 07/01/07	1,500,000	1,520,355
Series 2003, AMT,
Insured: AMBAC
5.500% 04/01/10	2,500,000	2,615,550
Resource Recovery Total		4,135,905
RESOURCE RECOVERY TOTAL		7,154,650
TAX-BACKED – 43.6%
Local General Obligations – 25.4%
MD Anne Arundel County

4

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
Series 1995,
5.300% 04/01/10	500,000	503,050
Series 2006:
5.000% 03/01/15	2,000,000	2,126,060
5.000% 03/01/18	3,300,000	3,483,645
MD Baltimore
Series 1989 B,
Insured: MBIA
7.050% 10/15/07	1,000,000	1,040,100
Series 1991 C,
Insured: FGIC
6.375% 10/15/07	1,075,000	1,109,701
Series 1998 B,
Insured: FGIC
6.500% 10/15/08	1,000,000	1,021,130
MD Frederick County
Series 2006:
5.250% 11/01/18	2,005,000	2,175,746
5.250% 11/01/21	2,500,000	2,729,200
MD Harford County
Series 1997,
5.500% 12/01/07	1,000,000	1,023,380
MD Howard County
Series 2002 A,
5.250% 08/15/15	795,000	841,945
MD Laurel
Series 1996 A,
Insured: FGIC
5.000% 10/01/11	1,530,000	1,548,911
MD Montgomery County
Series 1997 A,
5.375% 05/01/08	1,000,000	1,026,730
Series 2001,
5.250% 10/01/14	1,000,000	1,064,550
Series 2005 A:
5.000% 07/01/16	4,000,000	4,274,320
5.000% 06/01/24	5,000,000	5,204,200
MD Prince Georges County
Series 1999,
Insured: FSA:
5.000% 10/01/12	65,000	67,572
5.125% 10/01/16	3,300,000	3,443,055
Series 2000,
5.125% 10/01/10	1,000,000	1,049,320
Series 2001,
Insured: FGIC:
5.250% 12/01/11	4,825,000	5,136,164

5

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
5.250% 12/01/12	2,000,000	2,138,000
MD Wicomico County
Series 1997,
Insured: MBIA:
4.800% 12/01/10	1,290,000	1,318,264
4.900% 12/01/11	1,355,000	1,384,281
5.000% 12/01/12	1,425,000	1,457,761
Local General Obligations Total		45,167,085
Special Non-Property Tax – 8.0%
MD Baltimore
Series 1996 A,
Insured: FGIC
5.900% 07/01/10	1,725,000	1,846,440
MD Department of Transportation
Series 2002:
5.500% 02/01/11	1,265,000	1,349,578
5.500% 02/01/14	6,115,000	6,675,195
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2005 C,
Insured: FGIC
5.500% 07/01/22	4,000,000	4,438,280
Special Non-Property Tax Total		14,309,493
State Appropriated – 0.6%
MD Stadium Authority Lease Revenue
Series 1995,
5.375% 12/15/13	500,000	503,190
NY Transportation Trust Fund Authority
Series 2006 A,
5.250% 12/15/19	500,000	531,300
State Appropriated Total		1,034,490
State General Obligations – 9.6%
GU Government
Series 1993 A,
5.200% 11/15/08	600,000	602,136
MD Baltimore Board of School Commissioners
Series 2003 A,
5.000% 05/01/12	1,375,000	1,448,054
MD State
Series 2002 A,
5.500% 03/01/13	2,245,000	2,443,031
Series 2003,
5.250% 03/01/17	4,000,000	4,353,640

6

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
PR Commonwealth of Puerto Rico Public Buildings Authority
Series 2003 H,
Insured: AMBAC
5.500% 07/01/18	5,000,000	5,479,250
PR Commonwealth of Puerto Rico
Series 2002 A,
Insured FGIC,
5.500% 07/01/17	2,520,000	2,772,428
State General Obligations Total		17,098,539
TAX-BACKED TOTAL		77,609,607
TRANSPORTATION – 3.2%
Air Transportation – 1.1%
TN Memphis Shelby County Airport Authority
FedEx Corp.,
Series 2001,
5.000% 09/01/09	2,000,000	2,040,960
Air Transportation Total		2,040,960
Transportation – 2.1%
DC Washington Metropolitan Area Transit Authority
Series 1993,
Insured: FGIC
6.000% 07/01/10	350,000	377,265
MD Transportation Authority
Series 2004,
Insured: FSA
5.250% 07/01/14	3,090,000	3,325,983
Transportation Total		3,703,248
TRANSPORTATION TOTAL		5,744,208
UTILITIES – 4.9%
Investor Owned – 1.9%
KS Burlington
Kansas City Power & Light,
Series 1998 K,
4.750% 09/01/15	1,000,000	1,004,830
MD Calvert County
Baltimore Gas & Electric Co.,
Series 1993,
5.550% 07/15/14	800,000	800,528
MD Prince Georges County
Potomac Electric Power Co.,
Series 1995,
5.750% 03/15/10	1,500,000	1,589,850
Investor Owned Total		3,395,208
Municipal Electric – 2.3%
TX Sam Rayburn Municipal Power Agency
Series 2002,
6.000% 10/01/16	2,000,000	2,099,520

7

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – (continued)
TX San Antonio
Series 1998 A,
5.250% 02/01/16	2,000,000	2,074,320
Municipal Electric Total		4,173,840
Water & Sewer – 0.7%
MD Baltimore
Series 2006,
Insured: AMBAC
5.000% 07/01/18	1,125,000	1,184,738
Water & Sewer Total		1,184,738
UTILITIES TOTAL		8,753,786
Total Municipal Bonds (cost of $169,079,878)		170,589,174

	Shares
Investment Company – 3.2%
Columbia Tax-Exempt Reserves, Capital Class (b)	5,606,717	5,606,717

Total Investment Company (cost of $5,606,717)		5,606,717

Total Investments – 98.9% (cost of $174,686,595)(c)(d)		176,195,891

Other Assets & Liabilities, Net – 1.1%		1,991,016

Net Assets – 100.0%		178,186,907

Notes to Investment Portfolio:

*	Security Valuation:

Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which consider such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value in accordance with procedures adopted by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other open end investment companies are valued at net asset value.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(c)	Cost for federal income tax purposes is $174,686,595.

(d)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

8

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$3,443,547	$(1,934,251)	$1,509,296

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
MBIA	MBIA Insurance Corp.
XLCA	XL Capital Assurance, Inc.

9

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia North Carolina Intermediate Municipal Bond Fund

	Par ($)	Value ($)*
Municipal Bonds – 97.6%
EDUCATION – 6.1%
Education – 6.1%
NC Appalachian State University
Series 1998,
Insured: MBIA:
5.000% 05/15/12	1,000,000	1,050,680
5.000% 05/15/18	1,000,000	1,028,400
Series 2003 A,
Insured: FGIC
5.125% 05/01/18	1,000,000	1,045,580
Series 2005,
Insured: MBIA
5.000% 07/15/21	1,485,000	1,539,633
NC Capital Facilities Finance Agency
Johnson & Wales University,
Series 2003 A,
Insured: XLCA
5.250% 04/01/21	1,000,000	1,042,600
NC Raleigh
North Carolina State University,
Series 2003 A,
5.000% 10/01/17	1,000,000	1,046,960
NC University of North Carolina
Chapel Hill Hospital,
Series 1999,
Insured: AMBAC
5.250% 02/15/12	1,690,000	1,754,118
Series 2004,
Insured: AMBAC
5.000% 06/01/12	1,705,000	1,784,419
Education Total		10,292,390
EDUCATION TOTAL		10,292,390
HEALTH CARE – 14.4%
Hospitals – 14.4%
AZ University Medical Center Corp.
Series 2004,
5.250% 07/01/13	1,000,000	1,038,840
NC Charlotte-Mecklenburg Hospital Authority
Carolinas Medical Center,
Series 1997 A:
5.000% 01/15/17	2,000,000	2,028,960
5.125% 01/15/22	3,000,000	3,046,620
NC Medical Care Commission
Forsyth Memorial Hospital,
Series 2003 A:
5.000% 11/01/13	3,000,000	3,126,360
5.000% 11/01/17	3,500,000	3,602,165
Gaston Health Care Inc.,
Series 1995:
5.400% 02/15/11	2,750,000	2,793,312

1

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
Insured: AMBAC
5.250% 02/15/07	1,130,000	1,138,509
Northeast Medical Center,
Series 2002 A,
Insured: AMBAC
5.000% 11/01/10	1,000,000	1,040,320
Novant Health, Inc.:
Series 1996:
5.100% 05/01/07	2,000,000	2,019,900
5.125% 05/01/08	1,715,000	1,729,355
Series 1998 A,
Insured: MBIA
5.000% 10/01/08	2,605,000	2,670,594
Hospitals Total		24,234,935
HEALTH CARE TOTAL		24,234,935
HOUSING – 6.2%
Multi-Family – 2.5%
NC Medical Care Commission
Series 2004 A,
5.800% 10/01/34	4,000,000	4,180,120
Multi-Family Total		4,180,120
Single-Family – 3.7%
NC Housing Finance Agency
Series 1994 Y,
6.300% 09/01/15	290,000	290,618
Series 1996 A-5, AMT,
5.550% 01/01/19	2,315,000	2,379,612
Series 1998 A-2, AMT,
5.200% 01/01/20	1,020,000	1,029,353
Series 1999 A-3, AMT,
5.150% 01/01/19	1,120,000	1,130,842
Series 1999 A-6, AMT,
6.000% 01/01/16	650,000	665,736
Series 2000 A-8, AMT:
5.950% 07/01/10	445,000	454,790
6.050% 07/01/12	330,000	337,342
Single-Family Total		6,288,293
HOUSING TOTAL		10,468,413
INDUSTRIALS – 1.4%
Manufacturing – 0.6%
NC Robeson County Industrial Facilities & Pollution Control Financing Authority
Series 1991,
6.400% 12/01/06	1,000,000	1,010,590
Manufacturing Total		1,010,590

2

	Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Other Industrial Development Bonds – 0.8%
NC Mecklenberg County Industrial Facilities & Pollution Control Financing Authority
Fluor Corp.,
Series 1993,
5.250% 12/01/09	1,335,000	1,335,948
Other Industrial Development Bonds Total		1,335,948
INDUSTRIALS TOTAL		2,346,538
OTHER – 19.9%
Other – 0.2%
PR Commonwealth of Puerto Rico Government Development Bank
Series 2006 B,
5.000% 12/01/15	260,000	267,506
Other Total		267,506
Refunded/Escrowed(a) – 19.7%
NC Brunswick County
Series 2000,
Insured: FSA,
Pre-refunded 06/01/10,
5.500% 06/01/20	1,000,000	1,065,560
NC Charlotte
Series 2000,
Pre-refunded 06/01/10,
5.500% 06/01/12	1,000,000	1,065,560
Water & Sewer System,
Series 1999,
Pre-refunded 06/01/09,
5.375% 06/01/19	2,545,000	2,671,945
NC Durham Water & Sewer Utility System
Series 2001,
Pre-refunded 06/01/11,
5.250% 06/01/16	1,000,000	1,066,290
NC Eastern Municipal Power Agency
Series 1986 A,
Escrowed to Maturity,
5.000% 01/01/17	2,165,000	2,295,355
Series 1988 A,
Pre-refunded 01/01/22,
6.000% 01/01/26	1,000,000	1,174,720
NC Iredell County Public Facilities Corp.
Series 2000,
Insured: AMBAC,
Pre-refunded 06/01/10,
5.125% 06/01/18	2,180,000	2,293,469
NC Johnson County
Series 2000,
Insured: FGIC,
Pre-refunded 03/01/10:
5.500% 03/01/12	1,305,000	1,386,680
5.500% 03/01/15	1,925,000	2,062,175

3

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
5.500% 03/01/16	2,700,000	2,892,402
NC Medical Care Commission
Pitt County Memorial Hospital,
Series 1998 B:
Pre-refunded 12/01/08,
4.750% 12/01/28	1,000,000	1,027,420
Pre-refunded 12/01/08,
5.000% 12/01/18	1,000,000	1,033,140
NC Orange County
Series 2000,
Pre-refunded 04/01/10:
5.300% 04/01/17	1,000,000	1,065,310
5.300% 04/01/18	3,445,000	3,669,993
NC Randolph County
Series 2000,
Insured: FSA,
Pre-refunded 06/01/09:
5.500% 06/01/14	1,115,000	1,174,430
5.500% 06/01/15	1,000,000	1,053,300
5.750% 06/01/22	1,350,000	1,431,175
NC Wake County
Series 1993,
Insured: MBIA,
Escrowed to Maturity,
5.125% 10/01/26	3,065,000	3,237,989
NC Wilmington
Series 1999 A,
Insured: MBIA,
Pre-refunded 06/01/09,
5.350% 06/01/24	1,550,000	1,624,508
Refunded/Escrowed Total		33,291,421
OTHER TOTAL		33,558,927
RESOURCE RECOVERY – 2.5%
Disposal – 2.5%
NC Haywood County Industrial Facilities & Pollution Control Financing Authority
Champion International Corp.,
Series 1999, AMT,
6.400% 11/01/24	4,000,000	4,169,920
Disposal Total		4,169,920
RESOURCE RECOVERY TOTAL		4,169,920
TAX-BACKED – 41.4%
Local Appropriated – 17.6%
NC Cabarrus County
Series 2001,
5.500% 04/01/13	2,000,000	2,147,700

4

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
NC Catawba County
Series 2004,
Insured: MBIA
5.250% 06/01/14	1,500,000	1,603,350
NC Chapel Hill
Series 2005,
5.250% 06/01/21	1,360,000	1,426,055
NC Concord
Series 2001 A,
Insured: MBIA
5.000% 06/01/17	1,490,000	1,536,875
NC Dare County
Series 2005,
Insured: FGIC
5.000% 06/01/20	3,005,000	3,098,666
NC Gaston County
Series 2005,
Insured: MBIA
5.000% 12/01/15	1,350,000	1,421,658
NC Greenville
Series 2004,
Insured: AMBAC
5.250% 06/01/22	2,180,000	2,284,880
NC Henderson County
Series 2006 A,
Insured: AMBAC
5.000% 06/01/16	1,060,000	1,117,441
NC Iredell County Public Facilities Corp.
Series 2000,
Insured: AMBAC
5.500% 06/01/09	1,955,000	2,042,819
NC Nash County
Series 2004,
Insured: FSA
5.250% 06/01/17	1,900,000	2,009,801
NC Pitt County
Series 2000 B,
Insured: FSA:
5.500% 04/01/25	1,000,000	1,051,410
5.750% 04/01/16	1,390,000	1,484,117
NC Randolph County
Series 2003,
Insured: FSA
5.000% 06/01/14	2,395,000	2,516,786
Series 2004,
Insured: FSA:
5.000% 06/01/14	1,640,000	1,723,394
5.000% 06/01/15	2,000,000	2,103,200
5.000% 06/01/18	1,000,000	1,042,870

5

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
NC Wilmington
Series 2006 A,
5.000% 06/01/17	1,005,000	1,050,707
Local Appropriated Total		29,661,729
Local General Obligations – 15.5%
NC Charlotte
Series 2002 C:
5.000% 07/01/20	1,570,000	1,622,815
5.000% 07/01/22	1,265,000	1,303,039
NC Craven County
Series 2002,
Insured: AMBAC
5.000% 05/01/19	1,000,000	1,038,620
NC Cumberland County
Series 1998,
Insured: FGIC
5.000% 03/01/17	1,000,000	1,032,270
NC Forsyth County
Series 2003 B,
4.750% 03/01/22	1,945,000	1,974,875
NC Gaston County
Series 2002,
Insured: AMBAC
5.250% 06/01/20	1,500,000	1,589,835
NC High Point
Series 2002,
Insured: MBIA
4.500% 06/01/14	1,275,000	1,307,194
NC Iredell County
Series 2006,
5.000% 02/01/19	2,420,000	2,532,482
NC Mecklenburg County
Series 1993,
6.000% 04/01/11	1,000,000	1,092,730
Series 2001 A:
5.000% 04/01/16	1,170,000	1,227,470
5.000% 04/01/17	2,000,000	2,096,560
NC New Hanover County
Series 2001:
4.600% 06/01/14	1,750,000	1,810,165
5.000% 06/01/17	2,000,000	2,098,420
NC Orange County
Series 2005 A,
5.000% 04/01/22	2,000,000	2,084,780

6

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
NC Wilmington
Series 1997 A,
Insured: FGIC:
5.000% 04/01/11	1,000,000	1,027,370
5.000% 04/01/13	1,000,000	1,027,370
Series 2003 A,
Insured: AMBAC
5.000% 06/01/14	1,240,000	1,296,184
Local General Obligations Total		26,162,179
Special Non-Property Tax – 2.2%
NC Charlotte Storm Water Fee
Series 2002,
5.250% 06/01/15	1,315,000	1,397,043
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2005 C,
Insured: FGIC
5.500% 07/01/22	2,000,000	2,219,140
Special Non-Property Tax Total		3,616,183
State Appropriated – 1.1%
NC Infrastructure Finance Corp.
Series 2004,
5.250% 11/01/15	1,800,000	1,921,626
State Appropriated Total		1,921,626
State General Obligations – 5.0%
NC State
Series 2001 A,
4.750% 03/01/14	5,000,000	5,210,150
PR Commonwealth of Puerto Rico Public Buildings Authority
Series 2002 F,
Insured: CIFG
5.250% 07/01/23	2,000,000	2,142,380
PR Commonwealth of Puerto Rico
Series 2002 A,
Insured: FGIC
5.500% 07/01/17	1,000,000	1,100,170
State General Obligations Total		8,452,700
TAX-BACKED TOTAL		69,814,417

7

	Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – 0.6%
Airports – 0.6%
NC Charlotte
Series 1999 B, AMT,
Insured: MBIA
6.000% 07/01/24	1,000,000	1,057,080
Airports Total		1,057,080
TRANSPORTATION TOTAL		1,057,080
UTILITIES – 5.1%
Joint Power Authority – 1.2%
NC Municipal Power Agency No.1
Series 1992,
Insured: MBIA
7.250% 01/01/07	2,000,000	2,033,520
Joint Power Authority Total		2,033,520
Municipal Electric – 1.8%
NC Greenville Utilities Commission
Series 2000 A,
Insured: MBIA
5.500% 09/01/19	1,000,000	1,046,220
PR Commonwealth of Puerto Rico Electric Power Authority
Series 1995 Y,
Insured: MBIA
7.000% 07/01/07	1,000,000	1,030,690
TX Sam Rayburn Municipal Power Agency
Series 2002,
5.000% 10/01/07	1,000,000	1,006,260
Municipal Electric Total		3,083,170
Water & Sewer – 2.1%
NC Greensboro City
Series 1998 A:
5.000% 06/01/18	1,000,000	1,022,280
5.500% 06/01/08	1,305,000	1,344,424
NC Union County
Series 2003,
Insured: FSA
5.000% 06/01/16	1,045,000	1,085,682
Water & Sewer Total		3,452,386
UTILITIES TOTAL		8,569,076
Total Municipal Bonds (cost of $161,653,595)		164,511,696

	Shares
Investment Company – 1.7%
Columbia Tax-Exempt Reserves, Capital Class (b)	2,778,288	2,778,288

Total Investment Company (cost of $2,778,288)		2,778,288

8

Total Investments – 99.3% (cost of $164,431,883)(c)(d)	167,289,984

Other Assets & Liabilities, Net – 0.7%	1,215,620

Net Assets – 100.0%	168,505,604

Notes to Investment Portfolio:

*	Security Valuation:

Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which consider such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value in accordance with procedures adopted by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other open end investment companies are valued at net asset value.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(c)	Cost for federal income tax purposes is $164,431,883.

(d)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$4,569,430	$(1,711,329)	$2,858,101

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.
XLCA	XL Capital Assurance, Inc.

9

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia South Carolina Intermediate Municipal Bond Fund

	Par ($)	Value ($)*
Municipal Bonds – 98.2%
EDUCATION – 6.6%
Education – 6.6%
IL Educational Facilities Authority
Depaul University,
Series 2003 C,
Insured: AMBAC
5.000% 09/01/18	8,650,000	8,761,152
SC Florence Darlington Commissions for Technical Education
Series 2005 A,
Insurer: MBIA:
5.000% 03/01/18	1,725,000	1,800,089
5.000% 03/01/20	1,905,000	1,975,409
Education Total		12,536,650
EDUCATION TOTAL		12,536,650
HEALTH CARE – 11.7%
Hospitals – 11.7%
SC Charleston County Hospital Facility
Care Alliance Health Services,
Series 1999 A,
Insured: FSA:
5.000% 08/15/12	1,000,000	1,033,750
5.125% 08/15/15	6,370,000	6,732,326
SC Horry County Hospital Facilities Revenue
Series 1998,
Insured: AMBAC:
4.750% 07/01/10	1,100,000	1,126,312
4.875% 07/01/11	1,200,000	1,230,636
SC Jobs Economic Development Authority
Anderson Area Medical Center,
Series 1999,
Insured: FSA
5.300% 02/01/14	4,375,000	4,529,175
Georgetown Memorial Hospital,
Series 2001,
Insured: RAD
5.250% 02/01/21	1,250,000	1,295,025
SC Lexington County Health Services
Lexington Medical Center,
Series 2003,
5.500% 11/01/23	2,000,000	2,064,600
Lexmed, Inc.,
Series 1997,
Insured: FSA
5.125% 11/01/21	3,000,000	3,075,240

1

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
SC Spartanburg County Health Services
Series 1997 B,
Insured: MBIA
5.125% 04/15/17	1,000,000	1,013,000
Hospitals Total		22,100,064
HEALTH CARE TOTAL		22,100,064
INDUSTRIALS – 3.0%
Forest Products & Paper – 3.0%
SC Georgetown County Environmental Control
International Paper Co.,
Series 1997 A, AMT,
5.700% 10/01/21	500,000	512,455
SC Georgetown County Pollution Control
International Paper Co.,
Series 1999 A,
5.125% 02/01/12	5,000,000	5,113,000
Forest Products & Paper Total		5,625,455
INDUSTRIALS TOTAL		5,625,455
OTHER – 13.3%
Other – 0.7%
PR Commonwealth of Puerto Rico Government Development Bank
Series 2006 B,
5.000% 12/01/15	260,000	267,506
SC Columbia Parking Facilities Revenue
Series 1994,
Insured: AMBAC
5.750% 12/01/09	1,000,000	1,007,430
Other Total		1,274,936
Refunded/Escrowed(a) – 10.7%
IL Chicago
Series 2001 A,
Pre-refunded 01/01/11,
Insured: MBIA
5.500% 01/01/14	1,845,000	1,977,379
SC Beaufort County School District
Series 2001 A,
Pre-refunded 03/01/11,
5.000% 03/01/18	1,135,000	1,184,963
SC Berkeley County School District
Series 2000,
Pre-refunded 04/01/08,
5.000% 04/01/21	1,000,000	1,038,310
SC Berkeley County Water & Sewer Revenue
Series 2003,
Pre-refunded 06/03/13,
Insured: MBIA
5.250% 06/01/19	845,000	905,789

2

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
SC Camden Public Utility Revenue
Series 1997,
Pre-refunded 03/01/07,
Insured: MBIA
5.500% 03/01/17	950,000	979,289
SC Charleston County Hospital Facility
Series 1992,
Escrowed to Maturity,
Insured: MBIA
6.000% 10/01/09	1,000,000	1,001,670
SC Georgetown County School District
Series 2000,
Pre-refunded 03/01/11,
5.250% 03/01/19	1,000,000	1,054,580
SC Hilton Head Island
Series 2001,
Pre-refunded 03/01/09,
5.000% 03/01/13	1,000,000	1,028,170
SC Jobs Economic Development Authority
Palmetto Health Alliance,
Series 2000 A,
Pre-refunded 12/15/10,
7.125% 12/15/15	5,500,000	6,280,725
SC Lexington Water & Sewer Authority
Series 1997,
Pre-refunded 10/01/14,
Insured: RAD
5.450% 04/01/19	2,000,000	2,093,600
SC Medical University Hospital Facilities Revenue
Series 1999,
Escrowed to Maturity,
5.500% 07/01/09	1,575,000	1,644,394
SC Transportation Infrastructure Bank Revenue
Series 1998 A,
Pre-refunded 10/01/08,
Insured: MBIA
5.000% 10/01/12	1,000,000	1,033,710
Refunded/Escrowed Total		20,222,579

3

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Tobacco – 1.9%
SC Tobacco Settlement Management Authority
Series 2001 B,
6.375% 05/15/28	3,500,000	3,733,205
Tobacco Total		3,733,205
OTHER TOTAL		25,230,720
RESOURCE RECOVERY – 2.2%
Resource Recovery – 2.2%
SC Charleston County Resources Recovery
Foster Wheeler Charleston,
Series 1997, AMT,
Insured: AMBAC
5.250% 01/01/10	4,000,000	4,148,680
Resource Recovery Total		4,148,680
RESOURCE RECOVERY TOTAL		4,148,680
TAX-BACKED – 27.2%
Local Appropriated – 10.5%
SC Charleston County Certificates of Participation
Series 2005,
Insured: MBIA
5.125% 06/01/17	2,470,000	2,597,501
SC Charleston Educational Excellence Financing Corp.
Series 2005,
5.250% 12/01/26	3,000,000	3,105,810
Series 2006,
5.000% 12/01/19	2,000,000	2,060,540
SC Dorchester County School District No. 002
Series 2004,
5.250% 12/01/29	1,000,000	1,020,480
Series 2006,
5.000% 12/01/30	1,000,000	1,000,840
SC Greenville County School District I
Series 2003,
5.250% 12/01/16	4,625,000	4,848,110
Series 2006,
5.000% 12/01/15	3,290,000	3,451,638
Insured: FSA
5.000% 12/01/15	500,000	527,335
SC Newberry Investing in Educational School District
Series 2005,
5.250% 12/01/15	1,265,000	1,321,520
Local Appropriated Total		19,933,774

4

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – 11.0%
IL Chicago
Series 2001 A,
Insured: MBIA
5.500% 01/01/14	655,000	698,086
SC Anderson County School District No. 004
Series 2005,
Insured: FSA
5.250% 03/01/19	1,115,000	1,188,010
SC Dorchester County Transportation
Series 2006 A,
Insurer: XLC
5.000% 05/01/15	1,000,000	1,059,020
SC Hilton Head Island
Series 2002 A,
Insured: AMBAC
5.000% 12/01/16	1,825,000	1,923,313
Series 2005 A,
Insured: AMBAC
5.000% 12/01/17	1,960,000	2,057,843
SC Richland County School District No. 001
Series 2001 A,
5.250% 03/01/19	3,570,000	3,755,319
SC Spartanburg County School District No. 007
Series 2001:
4.000% 03/01/12	1,275,000	1,275,586
4.125% 03/01/13	3,240,000	3,250,174
5.000% 03/01/18	2,000,000	2,108,160
SC York County School District No. 003
Series 2001,
5.000% 03/01/12	3,410,000	3,577,738
Local General Obligations Total		20,893,249
Special Non-Property Tax – 3.4%
IL Metropolitan Pier & Exposition Authority
Series 2002 B,
Insured: MBIA
5.750% 06/15/23	2,000,000	2,171,520
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2005 C,
Insured: FGIC
5.500% 07/01/22	2,505,000	2,779,473
SC Hilton Head Island Revenue
Series 2002,
Insured: MBIA
5.250% 12/01/16	1,440,000	1,524,427
Special Non-Property Tax Total		6,475,420

5

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – 2.3%
PR Puerto Rico Commonwealth of Puerto Rico
Series 2002 A,
Insured FGIC,
5.500% 07/01/17	1,000,000	1,100,170
SC Economic Development Highway
Series 2005 A,
5.000% 08/01/16	3,000,000	3,187,080
State General Obligations Total		4,287,250
TAX-BACKED TOTAL		51,589,693
TRANSPORTATION – 5.0%
Transportation – 5.0%
SC Transportation Infrastructure
Series 2001 B,
Insured: AMBAC:
5.250% 10/01/13	3,340,000	3,517,221
5.250% 10/01/17	3,670,000	3,852,362
Series 2004 A,
Insured: AMBAC
5.000% 10/01/16	1,985,000	2,079,863
Transportation Total		9,449,446
TRANSPORTATION TOTAL		9,449,446
UTILITIES – 29.2%
Investor Owned – 1.9%
SC Jobs-Economic Development Authority
Electric & Gas Co.,
Series 2002, AMT,
Insured: AMBAC
4.200% 11/01/12	3,615,000	3,602,890
Investor Owned Total		3,602,890
Joint Power Authority – 5.6%
SC Public Service Authority
Series 1999 A,
Insured: MBIA
5.625% 01/01/13	2,000,000	2,122,660
Series 2001 A,
Insured: FSA
5.250% 01/01/18	1,615,000	1,705,004
Series 2002 A,
Insured: FSA
5.500% 01/01/17	1,480,000	1,591,044
Series 2002 D,
Insured: FSA
5.000% 01/01/18	2,000,000	2,071,800

6

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Joint Power Authority – (continued)
WA Energy Northwest Electric Revenue
Series 2002 A,
Insured: MBIA
5.500% 07/01/17	3,000,000	3,205,050
Joint Power Authority Total		10,695,558
Municipal Electric – 7.1%
SC Piedmont Municipal Power Agency
Series 2001 A,
Insured: MBIA
5.250% 01/01/09	5,000,000	5,104,800
SC Rock Hill Utility System Revenue
Series 2003 A,
Insured: FSA:
5.250% 01/01/13	2,350,000	2,504,277
5.375% 01/01/19	1,500,000	1,594,125
SC Winnsboro Utility Revenue
Series 1999,
Insured: MBIA
5.250% 08/15/13	1,020,000	1,090,166
TX Sam Rayburn Municipal Power Agency
Series 2002,
6.000% 10/01/16	3,000,000	3,149,280
Municipal Electric Total		13,442,648
Water & Sewer – 14.6%
SC Berkeley County Water & Sewer Revenue
Series 2003,
Insured: MBIA:
5.250% 06/01/17	2,790,000	2,953,941
5.250% 06/01/19	155,000	163,796
SC Camden Public Utility Revenue
Series 1997,
Insured: MBIA
5.500% 03/01/17	50,000	51,485
SC Columbia Water & Sewer Systems
Series 1993,
5.500% 02/01/09	7,000,000	7,277,970
SC Grand Strand Water & Sewer Authority Systems
Series 2002 A,
Insured: FSA
5.375% 06/01/14	2,000,000	2,132,540
SC Greenville Waterworks Revenue
Series 2002,
5.250% 02/01/14	1,555,000	1,643,184
SC Mount Pleasant Water & Sewer Revenue
Series 2002,
Insured: FGIC:
5.250% 12/01/16	1,980,000	2,096,088
5.250% 12/01/18	1,270,000	1,343,571

7

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
SC North Charleston Water & Sewer District
Series 2002,
Insured: FSA
5.500% 07/01/17	3,040,000	3,268,091
SC Western Carolina Regional Sewer Authority
Series 2005 B,
Insured: FSA
5.250% 03/01/16	6,250,000	6,728,125
Water & Sewer Total		27,658,791
UTILITIES TOTAL		55,399,887
Total Municipal Bonds (cost of $183,924,583)		186,080,595

	Shares
Investment Company – 0.7%
Columbia Tax-Exempt Reserves, Capital Class (b)	1,255,961	1,255,961

Total Investment Company (cost of $1,255,961)		1,255,961

Total Investments – 98.9% (cost of $185,180,544)(c)(d)		187,336,556

Other Assets & Liabilities, Net – 1.1%		2,110,476

Net Assets – 100.0%		189,447,032

Notes to Investment Portfolio:

*	Security Valuation:

Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which consider such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value in accordance with procedures adopted by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other open end investment companies are valued at net asset value.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(c)	Cost for federal income tax purposes is $185,180,544.

8

(d)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$3,654,717	$(1,498,705)	$2,156,012

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.
RAD	Radian Asset Assurance

9

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia Masters Global Equity Portfolio

	Shares	Value ($)*
Investment Companies(a) – 98.3%
Columbia Acorn International Fund, Class Z	42,464	1,595,812
Columbia Marsico 21st Century Fund, Class Z	305,936	4,023,061
Columbia Multi-Advisor International Equity Fund, Class Z	408,587	6,418,894
Columbia Strategic Investor Fund, Class Z	192,779	3,996,318

Total Investment Companies (cost of $16,600,667)		16,034,085

Total Investments – 98.3% (cost of $16,600,667)(b)(c)		16,034,085

Other Assets & Liabilities, Net – 1.7%		285,321

Net Assets – 100.0%		16,319,406

Notes to Investment Portfolio:

*

Security Valuation: Investments in the Underlying Funds are valued at net asset value of the Class Z shares of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(b)	Cost for federal income tax purposes is $16,600,667.

(c)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$80,539	$(647,121)	$(566,582)

1

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia Masters Heritage Portfolio

	Shares	Value ($)*
Investment Companies(a) – 99.3%
Columbia Marsico 21st Century Fund, Class Z	1,350,473	17,758,720
Columbia Strategic Investor Fund, Class Z	851,409	17,649,702
Columbia Strategic Income Fund, Class Z	3,099,663	17,885,053

Total Investment Companies (cost of $54,253,986)		53,293,475

Total Investments – 99.3% (cost of $54,253,986)(b)(c)		53,293,475

Other Assets & Liabilities, Net – 0.7%		394,769

Net Assets – 100.0%		53,688,244

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at net asset value of the Class Z shares of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(b)	Cost for federal income tax purposes is $54,253,986.

(c)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$149,157	$(1,109,668)	$(960,511)

See Accompanying Notes to Financial Statements.

1

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia Masters International Equity Portfolio

	Shares	Value ($)*
Investment Companies(a)– 99.2%
Columbia Acorn International Fund, Class Z	161,520	6,069,906
Columbia Multi Advisor International Equity Fund, Class Z	1,554,854	24,426,761

Total Investment Companies (cost of $31,943,825)		30,496,667

Total Investments – 99.2% (cost of $31,943,825)(b)(c)		30,496,667

Other Assets & Liabilities, Net – 0.8%		244,308

Net Assets – 100.0%		30,740,975

Notes to Investment Portfolio:

*

Security Valuation: Investments in the Underlying Funds are valued at net asset value of the Class Z shares of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(b)	Cost for federal income tax purposes is $31,943,825.

(c)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$210,583	$(1,657,741)	$(1,447,158)

1

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia Texas Intermediate Municipal Bond Fund

	Par ($)	Value ($)*
Municipal Bonds – 98.0%
EDUCATION – 4.1%
Education – 4.1%
TX Alamo Community College District
Series 2001,
Insured: FSA
5.375% 11/01/16	1,000,000	1,061,130
TX Houston Community College System
Series 2001 A,
Insured: MBIA
5.375% 04/15/15	1,000,000	1,053,290
TX Public Finance Authority
Stephen F. Austin University
Series 2005,
Insured: MBIA
5.000% 10/15/19	2,000,000	2,072,040
TX University of Texas
Series 2003 A,
5.375% 08/15/15	1,000,000	1,070,320
Series 2004 A,
5.250% 08/15/17	2,000,000	2,156,220
Education Total		7,413,000
EDUCATION TOTAL		7,413,000
HEALTH CARE – 5.0%
Hospitals – 5.0%
TN Chattanooga-Hamilton County Hospital Authority
Series 1993,
Insured: FSA
5.500% 10/01/07	1,135,000	1,157,337
TX North Central Health Facilities Development Corp.
Baylor Health Care System,
Series 1995,
5.500% 05/15/13	3,000,000	3,060,750
TX Tarrant County Health Facilities Development Corp.
Series 1997 A,
Insured: MBIA
5.750% 02/15/08	3,300,000	3,391,113
TX Tarrant County Hospital District
Series 2002,
Insured: MBIA
5.500% 08/15/13	1,355,000	1,440,541
Hospitals Total		9,049,741
HEALTH CARE TOTAL		9,049,741

1

	Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – 1.5%
Forest Products & Paper – 1.5%
MS Warren County Environmental Improvement
International Paper Co.,
Series 2000 A, AMT,
6.700% 08/01/18	2,600,000	2,794,142
Forest Products & Paper Total		2,794,142
INDUSTRIALS TOTAL		2,794,142
OTHER – 17.9%
Pool/Bond Bank – 2.5%
TX Water Development Board
Series 1997,
5.000% 07/15/12	3,000,000	3,053,490
Series 1999 B,
5.625% 07/15/21	1,500,000	1,574,610
Pool/Bond Bank Total		4,628,100
Refunded/Escrowed(a) – 15.4%
TX Austin
Series 1999,
Pre-refunded 09/01/09,
5.375% 09/01/18	500,000	521,655
TX Cedar Hill Independent School District
Series 2000,
Pre-refunded 08/15/09,
Insured: PSFG:
(b) 08/15/16	2,655,000	1,489,986
(b) 08/15/17	1,835,000	961,797
TX Fort Worth Higher Education Finance Corp.
Texas Christian University,
Series 1997,
Pre-refunded 03/15/08,
5.000% 03/15/17	400,000	407,672
TX Grapevine
Series 2000,
Insured: FGIC,
Pre-refunded 08/15/10,
5.800% 08/15/19	1,000,000	1,069,850

2

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
TX Harris County Health Facilities Development Corp.
Christus Health,
Series 1999 A,
Insured: MBIA,
Pre-refunded 07/01/09,
5.500% 07/01/10	2,000,000	2,105,340
St. Lukes Episcopal Hospital,
Series 2001,
SPA: JPMorgan Chase & Co.,
Pre-refunded 08/15/11,
5.625% 02/15/16	2,780,000	2,982,662
TX North Central Health Facilities Development Corp.
Presbyterian Healthcare Residential,
Series 1996 B,
Insured: MBIA,
Escrowed to Maturity,
5.500% 06/01/16	5,000,000	5,514,150
TX San Antonio
Series 2001,
Escrowed to Maturity,
5.250% 08/01/13	20,000	21,448
Series 2002,
Escrowed to Maturity,
5.000% 02/01/11	30,000	31,292
Series 2003,
Escrowed to Maturity,
5.000% 08/01/09	120,000	123,789
TX Tarrant County Health Facilities Development Corp.
Harris Methodist Health Systems,
Series 1994,
Insured: MBIA,
Escrowed to Maturity,
6.000% 09/01/10	1,000,000	1,055,950
TX Travis County Health Facilities Development Corp.
Ascension Health,
Series 1999 A,
Insured: AMBAC,
Pre-refunded 11/15/09,
5.875% 11/15/24	500,000	534,325
TX Turnpike Authority of Dallas North
Series 1996,
Insured: AMBAC,
Escrowed to Maturity,
(b) 01/01/09	3,250,000	2,939,690
TX University of Texas
Series 2001 B,
Pre-refunded 08/15/11,
5.375% 08/15/15	2,500,000	2,653,575

3

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
TX Waxahachie Independent School District
Series 2000,
Insured: PSFG,
Pre-refunded 08/15/10:
(b) 08/15/15	4,545,000	2,796,584
(b) 08/15/17	5,365,000	2,878,054
Refunded/Escrowed Total		28,087,819
OTHER TOTAL		32,715,919
RESOURCE RECOVERY – 1.1%
Disposal – 1.1%
TX Gulf Coast Waste Disposal Authority
Series 2002,
Insured: AMBAC
5.000% 10/01/12	1,875,000	1,963,444
Disposal Total		1,963,444
RESOURCE RECOVERY TOTAL		1,963,444
TAX-BACKED – 50.6%
Local Appropriated – 0.6%
TX Bexar County
Series 2005,
Insured: FSA
5.000% 06/15/15	1,000,000	1,049,450
Local Appropriated Total		1,049,450
Local General Obligations – 39.5%
TX Aldine Independent School District
Series 2005,
Insured: PSFG
5.250% 02/15/15	1,655,000	1,761,185
TX Allen Independent School District
Series 2004,
Insured: PSFG
5.000% 02/15/17	1,000,000	1,040,300
TX Arlington Independent School District
Series 2004,
Insured: PSFG
5.000% 02/15/16	2,025,000	2,111,670
TX Barbers Hill Independent School District
Series 2003,
Insured: PSFG
5.000% 02/15/22	1,030,000	1,056,790
TX Bexar County
Series 2005,
Insured: FSA
5.000% 06/15/17	1,180,000	1,228,474

4

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
TX Brownsville Independent School District
Series 2005,
Insured: PSFG
5.000% 08/15/15	1,000,000	1,054,490
TX Brownwood Independent School District
Series 2005,
Insured: FGIC
5.250% 02/15/17	1,310,000	1,389,910
TX Carrollton-Farmers Branch Independent School District
Series 2005 A,
Insured: MBIA
5.000% 02/15/14	1,280,000	1,344,026
TX Cedar Hill Independent School District
Series 2000,
Insured: PSFG:
(b) 08/15/16	1,460,000	810,869
(b) 08/15/17	1,005,000	520,158
TX Conroe Independent School District
Series 2005 C,
Insured: PSFG
5.000% 02/15/19	1,650,000	1,709,549
TX Corpus Christi
Series 2002,
Insured: FSA
5.500% 09/01/15	1,655,000	1,776,345
TX Dickinson Independent School District
Series 2006,
Insured: PSFG
5.000% 02/15/20	2,405,000	2,492,277
TX Duncanville Independent School District
Series 2005,
Insured: PSFG
(b) 02/15/22	2,000,000	909,820
TX Eagle Mountain & Saginaw Independent School District
Series 2005 C,
Insured: PSFG
5.000% 08/15/14	2,000,000	2,106,980
TX El Paso
Series 2005,
Insured: FGIC
5.250% 08/15/14	2,000,000	2,141,060
TX Fort Bend Independent School District
Series 2000,
Insured: PSFG
5.250% 08/15/19	1,000,000	1,041,950

5

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
TX Harlandale Independent School District
Series 2004,
Insured: PSFG
5.250% 08/15/16	4,870,000	5,201,403
TX Harris County
Series 2004 B,
Insured: FSA
5.000% 08/15/32	2,000,000	2,086,620
TX Houston
Series 2005 D,
Insured: AMBAC
5.000% 03/01/17	1,000,000	1,046,250
Series 2005 E,
Insured: AMBAC
5.000% 03/01/20	2,525,000	2,612,820
TX Irving
Series 2005 A,
5.000% 11/15/18	2,000,000	2,089,700
TX Jefferson County
Series 2002,
Insured: FGIC
5.750% 08/01/14	1,000,000	1,087,030
TX Johnson City Independent School District
Series 2003,
Insured: PSFG
3.000% 02/15/09	50,000	48,474
TX La Joya Independent School District
Series 2005,
Insured: PSFG
5.000% 02/15/20	1,000,000	1,033,200
TX La Marque Independent School District
Series 2003,
Insured: PSFG
5.000% 02/15/21	1,740,000	1,780,264
TX Laredo
Series 2005,
Insured: AMBAC
5.000% 08/15/20	1,065,000	1,101,210
TX Mission Consolidated Independent School District
Series 2005,
Insured: PSFG
5.000% 02/15/17	1,245,000	1,300,614
TX North Harris Montgomery Community College District
Series 2001,
Insured: MBIA
5.375% 02/15/16	420,000	439,349
Series 2002,
Insured: FGIC
5.375% 02/15/16	1,000,000	1,060,640

6

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
TX Northside Independent School District
Series 2002 A,
Insured: PSFG
5.250% 02/15/20	3,285,000	3,444,815
TX Pearland
Series 2005,
Insured: MBIA
5.000% 03/01/24	2,525,000	2,585,499
TX Richardson
Series 2005,
Insured: MBIA
5.250% 02/15/13	1,000,000	1,062,680
TX Rio Grande City Consolidated Independent School District
Series 2002,
Insured: PSFG
5.000% 08/15/19	1,190,000	1,226,628
TX San Antonio
Series 2001,
5.250% 08/01/13	1,480,000	1,575,919
Series 2005,
5.250% 02/01/12	3,000,000	3,175,950
TX San Benito Consolidated Independent School District
Series 2005,
Insured: PSFG
5.000% 02/15/16	2,260,000	2,370,559
TX Sherman Independent School District
Series 2005 A,
Insured: PSFG
5.000% 02/15/16	1,000,000	1,048,920
TX Socorro Independent School District
5.250% 08/15/13	2,500,000	2,662,450
TX Waxahachie Independent School District
Series 2000,
Insured: PSFG:
(b) 08/15/15	210,000	127,340
(b) 08/15/17	245,000	129,262
TX Webb County
Series 2005,
Insured: AMBAC
5.000% 02/01/17	1,600,000	1,667,744
TX West University Place
Series 2002,
5.500% 02/01/15	1,440,000	1,537,978

7

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
TX White Settlement Independent School District
Series 2003,
Insured: PSFG
5.375% 08/15/19	1,910,000	2,029,337
TX Williamson County
Series 2005,
Insured: MBIA
5.000% 02/15/16	1,985,000	2,082,106
Local General Obligations Total		72,110,614
Special Non-Property Tax – 6.9%
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2005 BB,
Insured: FSA
5.250% 07/01/22	2,000,000	2,162,660
Series 2005 L,
Insured: CIFG
5.250% 07/01/18	2,000,000	2,172,780
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2005 C,
Insured: FGIC
5.500% 07/01/21	2,000,000	2,216,480
TX Corpus Christi Business & Job Development Corp.
Series 2002,
Insured: AMBAC:
5.500% 09/01/14	2,065,000	2,223,365
5.500% 09/01/18	1,250,000	1,342,987
TX Houston Hotel Occupancy
Series 2001 B,
Insured: AMBAC:
5.250% 09/01/19	1,195,000	1,251,392
5.250% 09/01/20	1,265,000	1,322,950
Special Non-Property Tax Total		12,692,614
State General Obligations – 3.6%
TX College Student Loan Authority
Series 1994, AMT,
5.750% 08/01/11	1,000,000	1,001,180
TX Water Development
Series 1997,
5.250% 08/01/28	5,000,000	5,055,000

8

Par ($)	Value ($)

Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
TX Water Financial Assistance
Series 1999,
5.250% 08/01/21	455,000	468,545
State General Obligations Total		6,524,725
TAX-BACKED TOTAL		92,377,403
TRANSPORTATION – 0.4%
Toll Facilities – 0.4%
TX Harris County
Series 2002,
Insured: FSA
5.375% 08/15/11	735,000	780,849
Toll Facilities Total		780,849
TRANSPORTATION TOTAL		780,849
UTILITIES – 17.4%
Municipal Electric – 8.9%
TN Metropolitan Government Nashville & Davidson County
Series 1998 B,
5.500% 05/15/13	1,000,000	1,082,960
TX Austin
Series 1992,
Insured: AMBAC
(b) 11/15/09	2,500,000	2,180,700
Series 2002 A,
Insured: AMBAC
5.500% 11/15/13	2,000,000	2,163,980
Series 2002,
Insured: FSA
5.500% 11/15/12	2,410,000	2,594,389
Subordinated Lien
Series 1998,
Insured: MBIA
5.250% 05/15/18	1,100,000	1,177,286
TX Sam Rayburn Municipal Power Agency
Series 2002,
6.000% 10/01/16	3,000,000	3,149,280
TX San Antonio
Series 1998 A,
5.250% 02/01/16	1,500,000	1,555,740
Series 2002,
5.250% 02/01/12	2,250,000	2,380,815
Municipal Electric Total		16,285,150

9

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES– (continued)
Water & Sewer – 8.5%
TX Corpus Christi
Series 2002,
Insured: FSA
5.000% 07/15/14	1,000,000	1,044,120
Series 2005 A,
Insured: AMBAC
5.000% 07/15/19	2,000,000	2,070,560
TX Dallas
Series 2001,
5.000% 10/01/12	1,300,000	1,349,699
TX Houston Area Water Corp.
Series 2002,
Insured: FGIC
5.500% 03/01/18	3,000,000	3,196,320
TX Houston
Series 2004 A,
Insured: MBIA
5.250% 05/15/14	2,265,000	2,420,605
TX McKinney
Series 2005,
Insured: FGIC
5.250% 08/15/17	1,125,000	1,195,999
TX Nueces River Authority
Series 2005,
Insured: FSA
5.000% 07/15/15	1,000,000	1,051,890
TX San Antonio
Series 2005,
Insured: MBIA
5.000% 05/15/14	1,000,000	1,050,730
TX Trinity River Authority
Series 2005,
Insured: MBIA:
5.000% 02/01/17	1,000,000	1,044,350
5.000% 02/01/18	1,000,000	1,039,180
Water & Sewer Total		15,463,453
UTILITIES TOTAL		31,748,603
Total Municipal Bonds (cost of $177,148,835)		178,843,101

	Shares
Investment Company – 0.6%
Columbia Tax-Exempt Reserves, Capital Class (c)	1,084,000	1,084,000

Total Investment Company (cost of $1,084,000)		1,084,000

10

Total Investments – 98.6% (cost of $178,232,835)(d)(e)	179,927,101

Other Assets & Liabilities, Net – 1.4%	2,516,847

Net Assets – 100.0%	182,443,948

Notes to Investment Portfolio:

*	Security Valuation:

Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which consider such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value in accordance with procedures adopted by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other open end investment companies are valued at net asset value.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Zero coupon bond.

(c)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(d)	Cost for federal income tax purposes is $178,232,835.

(e)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$3,543,271	$(1,849,005)	$1,694,266

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guarantee
SPA	Stand-by Purchase Agreement

11

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia Virginia Intermediate Municipal Bond Fund

	Par ($)	Value ($)*
Municipal Bonds – 98.0%
EDUCATION – 1.6%
Education – 1.6%
VA Amherst Industrial Development Authority
Sweet Rriar Institute,
Series 2006,
5.000% 09/01/26	1,000,000	1,012,910
VA College Building Authority Educational Facilities Revenue
University Richmond Project,
Series 2002 A,
5.000% 03/01/32	3,000,000	3,081,750
VA Roanoke County Industrial Development Authority
Hollins College,
Series 1998,
5.200% 03/15/17	1,115,000	1,140,623
Education Total		5,235,283
EDUCATION TOTAL		5,235,283
HEALTH CARE – 3.4%
Hospitals – 3.4%
AZ University Medical Center Corp. Hospital Revenue
Series 2004,
5.250% 07/01/14	1,000,000	1,038,020
FL Miami-Dade County Health Authority
Series 2001 A,
Insured: AMBAC
4.375% 08/15/10	1,195,000	1,207,213
MS Hospital Facilities & Equipment Authority
Forrest County General Hospital,
Series 2000,
Insured: FSA
5.625% 01/01/20	1,285,000	1,364,413
VA Fairfax County Industrial Development Authority
Inova Health Systems,
Series 1993,
Insured: MBIA
5.250% 08/15/19	1,000,000	1,066,510
VA Medical College of Virginia Hospital Authority
University Health Services,
Series 1998,
Insured: MBIA
4.800% 07/01/11	1,000,000	1,025,970
VA Roanoke Industrial Development Authority
Carilion Health Center,
Series 2002 A,
Insured: MBIA
5.250% 07/01/12	4,000,000	4,227,320

1

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
WI Health & Educational Facilities Authority
Agnesian Healthcare, Inc.,
Series 2001,
6.000% 07/01/21	1,000,000	1,046,930
Hospitals Total		10,976,376
HEALTH CARE TOTAL		10,976,376
HOUSING – 3.4%
Multi-Family – 3.4%
VA Alexandria Redevelopment & Housing Authority
Multi-Family Housing Mortgage Revenue,
Series 1996 A, AMT,
6.050% 07/01/16	2,000,000	2,022,320
VA Housing Development Authority
Series 2000 B, AMT,
5.875% 08/01/15	2,655,000	2,744,420
VA Suffolk Redevelopment & Housing Authority
WindsorFieldstone LP,
Series 2001,
4.850% 07/01/31	5,800,000	5,967,214
Multi-Family Total		10,733,954
HOUSING TOTAL		10,733,954
INDUSTRIALS – 1.5%
Chemicals – 0.2%
VA Giles County Industrial Development Authority
Hoechst Celanese Corp.,
Series 1995, AMT,
5.950% 12/01/25	550,000	557,612
Chemicals Total		557,612
Forest Products & Paper – 1.3%
AL Mobile Industrial Development Board Pollution Control Revenue
International Paper Co.,
Series 1998 B,
4.750% 04/01/10	2,250,000	2,270,227
GA Richmond County Development Authority Environmental Improvement Revenue
International Paper Co.,
Series 2001 A,
5.150% 03/01/15	1,450,000	1,469,329

2

	Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Forest Products & Paper – (continued)
MS Warren County Environmental Improvement Revenue
International Paper Co.,
Series 2000 A, AMT,
6.700% 08/01/18	500,000	537,335
Forest Products & Paper Total		4,276,891
INDUSTRIALS TOTAL		4,834,503
OTHER – 26.7%
Other – 3.3%
PR Commonwealth of Puerto Rico Government Development Bank
Series 2006 B,
5.000% 12/01/14	560,000	576,335
VA Beach Development Authority Public Facility Revenue
Series 2005 A,
5.000% 05/01/21	4,465,000	4,629,312
VA Norfolk Parking Systems Revenue
Series 2005 A,
Insured: MBIA
5.000% 02/01/21	5,170,000	5,355,965
Other Total		10,561,612
Pool/Bond Bank – 11.1%
AK Municipal Bond Bank Authority
Series 2003,
Insured: MBIA
5.250% 12/01/18	1,385,000	1,453,419
VA Public School Financing Authority
Series 1998 A,
4.875% 08/01/14	1,445,000	1,479,810
Series 2004 C,
5.000% 08/01/16	8,425,000	8,925,866
VA Resources Authority Airports Revenue
Series 2001 A,
5.250% 08/01/18	1,205,000	1,255,598
VA Resources Authority Clean Water Revenue
Series 2005:
5.500% 10/01/19	5,180,000	5,785,957
5.500% 10/01/21	6,475,000	7,267,540
VA Resources Authority Infrastructure Revenue
Pooled Financing Program:
Series 2000 A,
Insured: MBIA:
5.500% 05/01/21	1,070,000	1,138,427
5.500% 05/01/22	1,120,000	1,191,624
Series 2002 B,
5.000% 11/01/13	1,175,000	1,238,074
Series 2003:
5.000% 11/01/18	1,075,000	1,117,742
5.000% 11/01/19	1,125,000	1,166,861

3

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Pool/Bond Bank – (continued)
5.000% 11/01/21	1,185,000	1,222,351
5.000% 11/01/22	1,100,000	1,132,593
Series 2005 B,
5.000% 11/01/18	1,030,000	1,080,861
Pool/Bond Bank Total		35,456,723
Refunded/Escrowed(a) – 9.6%
AZ School Facilities Board
Series 2002,
Pre-refunded 07/01/12,
5.250% 07/01/14	2,030,000	2,164,224
FL Volusia County Educational Facilities Authority
Emery-Riddle Aeron University,
Series 1996 A,
Pre-refunded 10/15/06,
6.125% 10/15/16	2,100,000	2,155,251
TX Trinity River Authority Water Revenue
Series 2003,
Pre-refunded 02/01/13,
Insured: MBIA
5.500% 02/01/14	2,795,000	3,028,299
VA Arlington County Industrial Development Authority
The Nature Conservancy,
Series 1997 A,
Pre-refunded 07/01/07,
5.450% 07/01/27	1,000,000	1,035,540
Virginia Hospital Center,
Series 2001,
Pre-refunded 07/01/11,
5.500% 07/01/13	1,000,000	1,073,720
VA Commonwealth Transportation Board
Series 1997 A,
Pre-refunded 05/15/07,
5.250% 05/15/22	1,000,000	1,022,210
VA Fairfax County Industrial Development Authority
Inova Health Systems,
Series 1996,
Pre-refunded 08/15/06,
5.500% 08/15/10	500,000	510,925
VA Fairfax County Water & Sewer Authority
Series 2000,
Pre-refunded 04/01/10,
5.625% 04/01/25	3,000,000	3,204,810
VA Loudoun County
Series 2001 C,
Pre-refunded 11/01/11,
5.000% 11/01/14	510,000	540,156

4

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
VA Montgomery County Industrial Development Authority
Series 2000 B,
Pre-refunded 01/15/11,
Insured: AMBAC
5.500% 01/15/22	2,000,000	2,140,820
VA Norfolk
Series 1998,
Pre-refunded 07/01/08,
Insured: FGIC
5.000% 07/01/13	475,000	490,019
VA Resources Authority Water & Sewer Systems Revenue
Series 1996 A,
Pre-refunded 04/01/07,
5.500% 04/01/17	1,020,000	1,052,742
VA Richmond
Series 1999 A,
Pre-refunded 01/15/10,
Insured: FSA
5.000% 01/15/19	2,855,000	2,983,561
VA Virginia Beach Water & Sewer Revenue
Series 2000,
Pre-refunded 08/01/10:
5.250% 08/01/17	1,790,000	1,879,500
5.250% 08/01/18	1,935,000	2,031,750
5.250% 08/01/19	2,035,000	2,136,750
VA Virginia Beach
Series 2000,
Pre-refunded 03/01/10,
5.500% 03/01/17	3,060,000	3,252,596
Refunded/Escrowed Total		30,702,873
Tobacco – 2.7%
VA Tobacco Settlement Financing Corp.
Series 2005:
5.250% 06/01/19	4,000,000	4,071,080
5.500% 06/01/26	4,250,000	4,355,103
Tobacco Total		8,426,183
OTHER TOTAL		85,147,391
RESOURCE RECOVERY – 3.4%
Disposal – 2.3%
VA Arlington County Industrial Development Authority
Ogden Martin Systems of Union,
Series 1998 B, AMT,
Insured: FSA:
5.250% 01/01/09	3,280,000	3,369,643
5.250% 01/01/10	1,855,000	1,910,557

5

	Par ($)	Value ($)
Municipal Bonds – (continued)
RESOURCE RECOVERY – (continued)
Disposal – (continued)
VA Southeastern Public Service Authority
Series 1993 A,
Insured: MBIA
5.100% 07/01/08	2,000,000	2,048,900
Disposal Total		7,329,100
Resource Recovery – 1.1%
VA Fairfax County Economic Development Authority
Series 1998 A, AMT,
Insured: AMBAC
6.050% 02/01/09	3,385,000	3,539,593
Resource Recovery Total		3,539,593
RESOURCE RECOVERY TOTAL		10,868,693
TAX-BACKED – 49.0%
Local Appropriated – 4.8%
VA Arlington County Industrial Development Authority
Series 2004:
5.000% 08/01/17	1,205,000	1,257,707
5.000% 08/01/18	1,205,000	1,253,706
VA Bedford County Economic Development Authority
Series 2006,
Insured: MBIA
5.000% 05/01/15	1,230,000	1,299,803
VA Culpepper Industrial Development Authority
Series 2005,
Insured: MBIA
5.000% 01/01/21	2,060,000	2,126,229
VA Fairfax County Economic Development Authority
Series 2005 I-A,
5.000% 04/01/19	1,380,000	1,438,498
Series 2005,
5.000% 01/15/24	2,315,000	2,381,394
VA Hampton Roads Regional Jail Authority
Series 2004,
Insured: MBIA:
5.000% 07/01/14	1,750,000	1,844,325
5.000% 07/01/15	1,685,000	1,768,812
5.000% 07/01/16	1,930,000	2,018,664

6

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
VA Prince William County Industrial Development Authority
Series 1996,
6.000% 02/01/14	100,000	102,106
Local Appropriated Total		15,491,244
Local General Obligations – 21.3%
VA Arlington County
Series 1993,
6.000% 06/01/12	3,285,000	3,639,616
Series 2006,
5.000% 08/01/17	4,000,000	4,256,720
VA Chesapeake
Series 1998,
4.650% 08/01/11	1,000,000	1,026,410
VA Chesterfield County
Series 2005,
5.000% 01/01/17	3,995,000	4,221,556
VA Hampton
Series 2004,
5.000% 02/01/15	1,275,000	1,342,919
Series 2005 A,
Insured: FGIC
5.000% 04/01/18	1,500,000	1,574,700
VA Henrico County
Series 2002,
5.000% 04/01/15	1,300,000	1,366,196
VA James City County
Series 2003:
5.000% 12/15/12	2,335,000	2,461,674
5.000% 12/15/13	2,175,000	2,298,518
VA Loudoun County
Series 1998 B,
5.250% 12/01/15	1,000,000	1,087,610
Series 2005 A,
5.000% 07/01/14	4,000,000	4,257,520
VA Newport News
Series 2006 B:
5.250% 02/01/18	3,030,000	3,270,279
5.250% 02/01/19	2,365,000	2,555,217
VA Norfolk
Series 1998,
Insured: FGIC:
5.000% 07/01/11	2,450,000	2,520,756
5.000% 07/01/13	525,000	539,569
Series 2002 B,
Insured: FSA
5.250% 07/01/11	4,960,000	5,257,054
Series 2005,
Insured: MBIA
5.000% 03/01/15	5,070,000	5,378,155

7

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
VA Portsmouth
Series 2001 A,
Insured: FGIC
5.500% 06/01/17	1,030,000	1,058,387
Series 2003,
Insured: FSA:
5.000% 07/01/17	4,385,000	4,603,110
5.000% 07/01/19	2,060,000	2,148,271
VA Richmond
Series 2002,
Insured: FSA
5.250% 07/15/11	2,150,000	2,279,430
Series 2005 A,
Insured: FSA
5.000% 07/15/15	8,840,000	9,373,494
VA Virginia Beach
Series 2004 B,
5.000% 05/01/13	1,305,000	1,375,927
Local General Obligations Total		67,893,088
Special Non-Property Tax – 6.2%
IL Metropolitan Pier & Exposition Authority
Series 2002 B,
Insured: MBIA
5.250% 06/15/11	4,500,000	4,746,915
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2005 C,
Insured: FGIC:
5.500% 07/01/19	5,000,000	5,524,500
5.500% 07/01/22	5,000,000	5,547,850
VA Greater Richmond Convention Center Authority
Series 2005,
Insured: MBIA
5.000% 06/15/18	3,800,000	3,952,950
Special Non-Property Tax Total		19,772,215
Special Property Tax – 0.9%
VA Fairfax County Economic Development Authority
Series 2004,
Insured: MBIA
5.000% 04/01/24	2,865,000	2,948,228
Special Property Tax Total		2,948,228
State Appropriated – 7.9%
VA Biotechnology Research Park Authority
Series 2001,
5.125% 09/01/16	1,100,000	1,149,742

8

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
VA College Building Authority
Series 2002 A,
5.000% 02/01/15	1,270,000	1,324,381
Series 2003,
5.000% 09/01/11	1,800,000	1,887,750
VA Commonwealth Transportation Board Authority
Series 1997 C:
5.125% 05/15/19	1,245,000	1,267,385
Insured: MBIA
5.000% 05/15/13	3,375,000	3,436,762
VA Port Authority
Series 1996, AMT,
5.550% 07/01/12	2,465,000	2,489,724
Series 1997, AMT,
Insured: MBIA
5.650% 07/01/17	1,000,000	1,023,980
Series 2003, AMT,
Insured: MBIA:
5.125% 07/01/14	1,360,000	1,428,721
5.125% 07/01/15	1,430,000	1,501,557
5.250% 07/01/17	1,585,000	1,667,341
VA Public Building Authority
Series 2002 A,
5.000% 08/01/14	2,790,000	2,921,186
Series 2005 C:
5.000% 08/01/14	3,900,000	4,122,027
5.000% 08/01/18	1,000,000	1,046,790
State Appropriated Total		25,267,346
State General Obligations – 7.9%
PR Puerto Rico Commonwealth of Puerto Rico
Goverment Development Bank for Puerto Rico,
Series 2002 A,
Insured FGIC,
5.500% 07/01/17	2,000,000	2,200,340
VA State
Series 2004 B:
5.000% 06/01/15	7,725,000	8,187,110
5.000% 06/01/16	9,205,000	9,702,162

9

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
WA State
Series 1997 F,
5.375% 07/01/22	5,035,000	5,097,434
State General Obligations Total		25,187,046
TAX-BACKED TOTAL		156,559,167
TRANSPORTATION – 2.0%
Air Transportation – 0.6%
TN Memphis Shelby County Airport Authority
FedEx Corp.,
Series 2001,
5.000% 09/01/09	2,000,000	2,040,960
Air Transportation Total		2,040,960
Airports – 1.1%
DC District of Columbia Metropolitan Airport Authority
Series 1998 B, AMT,
Insured: MBIA
5.250% 10/01/10	1,000,000	1,031,820
FL Hillsborough County Aviation Authority
Series 2003 D, AMT,
Insured: MBIA
5.500% 10/01/10	2,265,000	2,382,032
Airports Total		3,413,852
Toll Facilities – 0.3%
VA Richmond Metropolitan Authority
Series 1998,
Insured: FGIC
5.250% 07/15/17	1,000,000	1,067,070
Toll Facilities Total		1,067,070
TRANSPORTATION TOTAL		6,521,882
UTILITIES – 7.0%
Investor Owned – 0.6%
KS Burlington
Kansas City Power & Light,
Series 1998 K,
4.750% 09/01/15	2,000,000	2,009,660
Investor Owned Total		2,009,660
Joint Power Authority – 0.3%
WA Energy Northwest
Series 2002 A,
Insured: MBIA
5.750% 07/01/18	1,000,000	1,081,490
Joint Power Authority Total		1,081,490

10

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – 0.7%
TX Sam Rayburn Municipal Power Agency Revenue
Series 2002,
6.000% 10/01/16	2,000,000	2,099,520
Municipal Electric Total		2,099,520
Water & Sewer – 5.4%
VA Fairfax County Water Authority
Series 1992,
6.000% 04/01/22	3,000,000	3,104,130
Series 2005 B,
5.250% 04/01/19	1,835,000	1,993,342
VA Norfolk
Series 1995,
Insured: MBIA
5.700% 11/01/10	2,000,000	2,042,640
VA Prince William County Service Authority
Series 2003,
5.000% 07/01/13	3,350,000	3,534,016
VA Resources Authority
Series 1998:
5.000% 05/01/18	2,970,000	3,035,726
5.000% 05/01/22	2,000,000	2,041,420
VA Upper Occoquan Sewage Authority
Series 1995 A,
Insured: MBIA
5.150% 07/01/20	1,295,000	1,384,523
Water & Sewer Total		17,135,797
UTILITIES TOTAL		22,326,467
Total Municipal Bonds (cost of $314,875,390)		313,203,716

	Shares
Investment Company – 0.7%
Columbia Tax-Exempt Reserves, Capital Class (b)	2,237,299	2,237,299

Total Investment Company (cost of $2,237,299)		2,237,299

11

Total Investments – 98.7% (cost of $317,112,689)(c)(d)	315,441,015

Other Assets & Liabilities, Net – 1.3%	3,995,327

Net Assets – 100.0%	319,436,342

Notes to Investment Portfolio:

*	Security Valuation:

Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which consider such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value in accordance with procedures adopted by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other open end investment companies are valued at net asset value.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(c)	Cost for federal income tax purposes is $317,112,689.

(d)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$4,060,246	$(5,731,920)	$(1,671,674)

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.

12

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia Cash Reserves

	Par ($)	Value ($)*
Corporate Bonds – 35.4%
1800 Indian Wood Ltd.
LOC: Fifth Third Bank
5.350% 04/01/26(a)	980,000	980,000
20/20 Custom Molded Plastics LP
LOC: National City Bank
5.420% 08/01/13(a)	3,775,000	3,775,000
2320 Properties LLC
LOC: Fifth Third Bank
5.350% 11/01/22(a)	1,420,000	1,420,000
2440 LLC
LOC: Fifth Third Bank
5.350% 05/01/24(a)(b)	2,530,000	2,530,000
4-L Co. of Carmel
LOC: JPMorgan Chase Bank
5.380% 11/01/13(a)	330,000	330,000
701 Green Valley Associates LLC
LOC: Wachovia Bank N.A.
5.450% 01/01/18(a)	2,100,000	2,100,000
A & M Hospital Convention Center
LOC: Columbus Bank & Trust Co.
5.400% 01/01/25(a)	9,000,000	9,000,000
Absom LLC
LOC: Fifth Third Bank
5.350% 06/01/15(a)	1,945,000	1,945,000
ACC Leasing LLC
LOC: National City Bank
5.420% 05/01/23(a)	3,204,000	3,204,000
Acme Paper & Supply Co.
LOC: Wachovia Bank N.A.
5.500% 09/15/20(a)	3,100,000	3,100,000
Al-Fe Heat Treating, Inc.
LOC: National City Bank
5.420% 05/01/21(a)	5,705,000	5,705,000
Alliance & Leicester PLC
5.135% 07/06/07(a)(b)	500,000,000	500,000,000
American Express Credit Corp.
5.229% 01/05/07(a)	10,000,000	10,006,011
5.229% 04/05/07(a)	300,000,000	300,000,000
5.229% 03/05/08(a)	13,000,000	13,000,000
American Made LLC
LOC: National City Bank
5.420% 12/01/24(a)	5,435,000	5,435,000
Aquarium Parking Deck
LOC: SunTrust Bank
5.360% 04/01/20(a)	6,000,000	6,000,000
Archbishop of Cincinnati Trustee
LOC: Fifth Third Bank
5.350% 04/01/23(a)	960,000	960,000

1

	Par ($)	Value ($)
Corporate Bonds – (continued)
Arogas, Inc.
LOC: Wachovia Bank N.A.
5.450% 12/01/10(a)	7,040,000	7,040,000
ASIF Global Financing
5.194% 02/23/07(a)	150,000,000	150,018,213
Atlanta Bread Co. International, Inc.
LOC: Columbus Bank & Trust Co.
5.400% 09/01/23(a)	1,735,000	1,735,000
Atlas Capital Funding Corp.
5.303% 09/25/06(a)(b)	170,000,000	170,000,000
Autumn House at Powder Mill, Inc.
LOC: SunTrust Bank
5.240% 02/01/28(a)(b)	1,925,000	1,925,000
Avatar Corp.
LOC: Fifth Third Bank
5.350% 05/01/39(a)	1,750,000	1,750,000
Banque Federative du Credit Mutuel
5.302% 07/13/07(a)	500,000,000	500,000,000
Barnes & Thornburg LLP
LOC: Fifth Third Bank
5.350% 07/01/08(a)	1,630,000	1,630,000
Barry-Wehmiller Group, Inc.
LOC: Fifth Third Bank
5.350% 05/01/18(a)	3,990,000	3,990,000
Basic Water Co. SPE1 LLC
LOC: U.S. Bank N.A.
5.370% 08/01/24(a)	17,100,000	17,100,000
Bath Technology Associates Ltd.
LOC: National City Bank
5.420% 07/01/17(a)	1,530,000	1,530,000
Bear Stearns Co., Inc.
5.228% 01/16/07(a)	270,340,000	270,602,950
Beckfield Properties LLC
LOC: Fifth Third Bank
5.350% 12/01/24(a)	900,000	900,000
Benjamin Rose Institute
LOC: National City Bank
5.370% 12/01/28(a)	16,075,000	16,075,000
Berkeley Realty Co. LLC
LOC: Wachovia Bank N.A.
5.450% 03/01/22(a)	4,163,000	4,163,000
Berks Medical Realty LP
LOC: Wachovia Bank N.A.
5.400% 03/01/26(a)	4,205,000	4,205,000

2

	Par ($)	Value ($)
Corporate Bonds – (continued)
Best One Tire & Services LLC
LOC: Fifth Third Bank
5.350% 02/01/18(a)	7,500,000	7,500,000
Beta Finance, Inc.
4.980% 07/18/06(b)(c)	139,000,000	138,673,118
BF Ft. Myers, Inc.
LOC: Fifth Third Bank
5.350% 11/01/17(a)	12,635,000	12,635,000
Bleach Tech / LDJ Seville Ltd.
LOC: National City Bank
5.420% 11/01/35(a)	4,865,000	4,865,000
Bluegrass Wireless LLC
LOC: Fifth Third Bank
5.350% 02/01/12(a)	6,000,000	6,000,000
BNP Paribas
5.144% 05/18/07(a)	325,000,000	325,000,000
Boozer Lumber
LOC: Wachovia Bank N.A.
5.350% 10/01/17(a)	3,415,000	3,415,000
Bracalente’s Manufacturing Co., Inc.
LOC: Wachovia Bank N.A.
5.500% 06/01/08(a)	530,000	530,000
BRCH Corp.
LOC: Wachovia Bank N.A.
5.430% 12/01/28(a)	8,000,000	8,000,000
Brewster Dairy, Inc.
LOC: National City Bank
5.420% 04/03/23(a)	5,305,000	5,305,000
Brookville Enterprises, Inc.
LOC: Fifth Third Bank
5.350% 10/01/25(a)	1,450,000	1,450,000
Brookwood Baptist Church
LOC: AmSouth Bank N.A.
5.420% 12/01/23(a)	4,470,000	4,470,000
Brosis Finance LLC
LOC: Branch Banking & Trust Co.
5.350% 09/01/24(a)	9,400,000	9,400,000
Butler County Surgical Properties LLC
LOC: Fifth Third Bank:
5.350% 03/01/23(a)	1,975,000	1,975,000
5.350% 07/01/25(a)	1,460,000	1,460,000
Canal Pointe LLC
LOC: Fifth Third Bank
5.350% 12/01/13(a)	1,300,000	1,300,000
Capital Markets Access
LOC: SunTrust Bank
5.360% 11/01/30(a)	9,330,000	9,330,000
CC USA, Inc.
5.175% 05/25/07(a)	175,000,000	174,980,918

3

	Par ($)	Value ($)
Corporate Bonds – (continued)
CCO LLC
LOC: Fifth Third Bank
5.350% 09/01/24(a)	4,750,000	4,750,000
Central Avenue Properties Ltd.
LOC: Fifth Third Bank
5.350% 11/01/23(a)	1,225,000	1,225,000
Central Concrete Supermix, Inc.
LOC: SunTrust Bank
5.360% 05/01/21(a)	5,000,000	5,000,000
Central Ohio Medical Textiles
LOC: National City Bank
5.370% 03/01/23(a)	12,560,000	12,560,000
Central Supply Co.
LOC: Fifth Third Bank
5.350% 08/01/23(a)	3,865,000	3,865,000
Chagrin Valley Partners LLC
LOC: Fifth Third Bank
5.350% 11/01/13(a)	970,000	970,000
Chatham Capital Corp.
LOC: Fifth Third Bank
5.300% 11/01/28(a)	6,200,000	6,200,000
Cheyne Finance LLC
5.293% 08/25/06(a)(b)	100,000,000	99,998,448
5.423% 06/25/07(a)	100,000,000	99,987,918
Clinic Building LLC
LOC: National City Bank
5.420% 02/01/23(a)	4,910,000	4,910,000
Cole Investments LLC
LOC: Fifth Third Bank
5.350% 07/01/19(a)	1,500,000	1,500,000
Colortech, Inc.
LOC: JP Morgan Chase Bank
5.420% 07/01/22(a)	2,030,000	2,030,000
Commodore Medical Services LP
LOC: Fifth Third Bank
5.350% 08/01/23(a)	1,405,000	1,405,000
Conestoga Wood Specialties Corp.
LOC: Wachovia Bank N.A.
5.350% 03/01/14(a)	10,830,000	10,830,000
Congregation Mkor Shalom
LOC: Wachovia Bank N.A.
5.450% 06/01/23(a)	2,025,000	2,025,000
Cornell Iron Works, Inc.
LOC: Wachovia Bank N.A.
5.400% 04/01/19(a)	5,240,000	5,240,000
Crescent Paper Tube Co.
LOC: Fifth Third Bank
5.350% 08/01/22(a)	3,505,000	3,505,000

4

	Par ($)	Value ($)
Corporate Bonds – (continued)
Crestmont Realty Corp.
LOC: Fifth Third Bank
5.350% 11/01/22(a)	4,210,000	4,210,000
Crosspoint Community Church
LOC: AmSouth Bank N.A.
5.420% 09/01/23(a)	4,830,000	4,830,000
Cullinan Finance Corp.
5.028% 01/16/07(a)	100,000,000	99,994,518
5.028% 01/18/07(a)	100,000,000	99,994,493
5.130% 05/15/07(a)	87,000,000	86,992,420
5.154% 05/23/07(a)	100,000,000	99,991,069
5.170% 05/25/07(a)	250,000,000	249,977,534
5.236% 09/05/06(a)(b)	30,000,000	29,999,145
5.293% 09/25/06(a)(b)	150,000,000	150,000,000
5.397% 03/22/07(a)	180,000,000	179,986,981
Cumberland College
LOC: Fifth Third Bank
5.350% 10/01/23(a)	2,600,000	2,600,000
DAPSCO, Inc.
LOC: Fifth Third Bank
5.350% 02/01/15(a)	1,505,000	1,505,000
Dauphine Orleans Hotel Corp.
LOC: AmSouth Bank N.A.
5.420% 12/01/20(a)	4,365,000	4,365,000
Defiance Metal Co.
LOC: ABN AMRO Bank
5.440% 09/09/09(a)	2,340,000	2,340,000
Deltime LLC
LOC: National City Bank
5.420% 02/01/23(a)	2,265,000	2,265,000
Derby Fabricating LLC
LOC: Fifth Third Bank
5.350% 06/01/24(a)	695,000	695,000
DiGerinomo Aggregates
LOC: National City Bank
5.420% 01/01/15(a)	5,070,000	5,070,000
DJD Investments LLC
LOC: AmSouth Bank N.A.
5.420% 04/01/24(a)	7,550,000	7,550,000
Dominican Sisters
LOC: Fifth Third Bank
5.350% 10/01/23(a)	3,850,000	3,850,000
Don’s Launderers-Cleaners, Inc.
LOC: Fifth Third Bank
5.350% 05/01/24(a)(b)	3,150,000	3,150,000
Driftwood Landing Corp.
LOC: Fifth Third Bank
5.420% 01/15/22(a)	26,015,000	26,015,000

5

	Par ($)	Value ($)
Corporate Bonds – (continued)
Dublin Building LLC
LOC: National City Bank
5.420% 11/01/18(a)	1,720,000	1,720,000
Eastridge Christian Assembly
LOC: U.S. Bank N.A.
5.480% 08/01/29(a)	7,605,000	7,605,000
Elder Land Development of Tempa Bay Corp.
LOC: Fifth Third Bank
5.350% 09/01/23(a)	7,125,000	7,125,000
Encore Commercial Development LLC
LOC: Fifth Third Bank
5.350% 06/01/23(a)	1,460,000	1,460,000
Evandale Surgical Properties LLC
LOC: Fifth Third Bank
5.350% 10/01/23(a)	2,225,000	2,225,000
Evangelical Community Church of Bloomington Indiana, Inc.
LOC: Fifth Third Bank
5.350% 07/01/23(a)	2,390,000	2,390,000
Exal Corp.
LOC: Fifth Third Bank
5.350% 03/01/09(a)	2,455,000	2,455,000
Executive Management Decisions, Inc.
LOC: Fifth Third Bank
5.350% 10/01/44(a)	835,000	835,000
Falls Village Realty LLC
LOC: Fifth Third Bank
5.350% 12/01/29(a)	2,925,000	2,925,000
Fannin and Fannin LLC
LOC: Fifth Third Bank
5.350% 12/01/24(a)	1,900,000	1,900,000
FE LLC
LOC: Fifth Third Bank
5.300% 04/01/28(a)	2,680,000	2,680,000
First Tennessee Bank National Association
5.242% 07/17/07(a)(b)	250,000,000	250,000,000
First United Pentecostal Church of West Monroe
LOC: AmSouth Bank N.A.
5.420% 03/01/23(a)	2,574,000	2,574,000
Florida Orthopedic Institute Surgery Center LLC
LOC: Wachovia Bank N.A.
5.450% 01/01/26(a)	3,300,000	3,300,000
Food Supply, Inc.
LOC: SunTrust Bank
5.360% 05/01/24(a)	4,135,000	4,135,000

6

	Par ($)	Value ($)
Corporate Bonds – (continued)
Fornell Associates LLC
LOC: Fifth Third Bank
5.350% 07/01/23(a)	2,780,000	2,780,000
Fortune 5 LLC
LOC: Fifth Third Bank
5.350% 05/01/21(a)	1,435,000	1,435,000
Fresh Unlimited, Inc.
LOC: Fifth Third Bank
5.350% 11/01/44(a)	960,000	960,000
Galday Inn, Inc.
LOC: Wachovia Bank N.A.
5.450% 12/01/20(a)	4,615,000	4,615,000
General Electric Capital Corp.
5.352% 07/17/07(a)	13,000,000	13,000,000
Goldman Sachs Group, Inc.
5.163% 01/09/07(a)	89,690,000	89,760,974
5.219% 07/13/07(a)(b)	219,500,000	219,500,000
5.236% 09/13/07(a)(b)(d)	510,000,000	510,000,000
5.244% 12/13/06(a)(d)	675,000,000	675,000,000
Goldman Sachs Group, Inc.
5.312% 08/16/06(a)(b)(d)	200,000,000	200,000,000
5.339% 12/21/06(a)(b)(d)	430,000,000	430,000,000
5.343% 08/18/06(a)	14,505,000	14,508,400
Grand Rapids Christian School Association
LOC: Fifth Third Bank
5.350% 09/01/28(a)	3,520,000	3,520,000
Green Street Surgery Center LLC
LOC: National City Bank
5.370% 03/01/23(a)	4,755,000	4,755,000
Greenbrier Partners LLC
LOC: Columbus Bank & Trust Co.
5.400% 08/01/19(a)	3,360,000	3,360,000
Greene River Packing, Inc.
LOC: Wachovia Bank N.A.
5.450% 11/01/16(a)	1,300,000	1,300,000
Han Sung Industries LLC
LOC: Wachovia Bank N.A.
5.450% 06/01/21(a)	2,920,000	2,920,000
Harbor Plaza LLC
LOC: FHLB
5.350% 07/01/49(a)	2,000,000	2,000,000
Harlan Development Co.
LOC: Fifth Third Bank
5.350% 12/01/23(a)	7,061,750	7,061,750
Harrier Finance Funding LLC
5.130% 02/08/07(a)	175,000,000	174,991,101
5.130% 02/22/07(a)	151,000,000	150,991,963

7

	Par ($)	Value ($)
Corporate Bonds – (continued)
Herman & Kittle Capital LLC
LOC: FHLB
5.400% 02/01/37(a)	4,250,000	4,250,000
Hospital Laundry Services, Inc.
LOC: Wachovia Bank N.A.
5.390% 08/01/23(a)	6,895,000	6,895,000
HSBC Bank USA
5.339% 12/14/06(a)	120,000,000	120,024,147
Hudson Montessori School Project
LOC: National City Bank
5.420% 07/01/30(a)	3,040,000	3,040,000
Ice Land USA, Ltd.
LOC: Fifth Third Bank
5.350% 08/01/22(a)	2,595,000	2,595,000
Imaging Business Machines LLC
LOC: AmSouth Bank N.A.
5.441% 07/01/24(a)	4,095,000	4,095,000
Irish Life & Permanent PLC
5.294% 07/20/07(a)(b)	400,000,000	400,000,000
Jackson Tube Service, Inc.
LOC: Wachovia Bank N.A.
5.450% 12/01/15(a)	2,820,000	2,820,000
James A. Martin & Donna F. Martin
LOC: Wachovia Bank N.A.
5.400% 07/01/20(a)	6,700,000	6,700,000
JMB Realty Corp.
LOC: Fifth Third Bank
5.350% 05/01/22(a)	2,190,000	2,190,000
Joe Holland Chevrolet, Inc.
LOC: Wachovia Bank N.A.
5.350% 07/01/24(a)	3,150,000	3,150,000
Johnson Bible College
LOC: AmSouth Bank N.A.
5.420% 09/01/18(a)	2,000,000	2,000,000
Johnson Research & Development Co., Inc.
LOC: Wachovia Bank N.A.
5.450% 09/01/16(a)	4,740,000	4,740,000
JX Enterprises Group
LOC: JPMorgan Chase Bank
5.420% 07/01/14(a)	125,000	125,000

8

	Par ($)	Value ($)
Corporate Bonds – (continued)
K2 (USA) LLC
5.099% 04/27/07(a)	72,000,000	71,996,418
5.120% 05/10/07(a)	75,000,000	74,993,569
5.130% 05/15/07(a)	120,000,000	119,989,545
5.170% 11/15/06(a)(b)	150,000,000	150,012,364
5.278% 08/25/06(a)(b)	80,000,000	79,998,795
5.278% 09/25/06(a)(b)	90,000,000	89,996,668
5.289% 03/16/07(a)	175,000,000	174,987,664
5.301% 03/19/07(a)	170,000,000	169,987,943
5.374% 03/22/07(a)	180,000,000	179,987,052
Keating Muething & Klekamp
LOC: Fifth Third Bank
5.350% 11/01/24(a)	955,000	955,000
Kenwood Lincoln-Mercury
LOC: National City Bank
5.420% 05/01/15(a)	4,485,000	4,485,000
Kingston Care Center of Sylvania
LOC: JPMorgan Chase Bank
5.420% 05/01/33(a)	11,675,000	11,675,000
L & H Holdings LLC
LOC: Wachovia Bank N.A.
5.600% 12/01/24(a)	2,680,000	2,680,000
L.E. Pope Building Co.
LOC: Wachovia Bank N.A.
5.450% 11/01/13(a)	10,385,000	10,385,000
Laird Brothers LLC
LOC: Wachovia Bank N.A.
5.350% 02/01/28(a)	3,475,000	3,475,000
LAL Holding Co.
LOC: Fifth Third Bank
5.350% 08/01/19(a)	658,000	658,000
Lee Family Partnership LLC
LOC: Wachovia Bank N.A.
5.350% 06/01/34(a)	4,400,000	4,400,000
Lehman Brothers Holdings, Inc.
5.174% 06/14/07(a)	400,000,000	400,000,000
Lehmann Property Group LLC
LOC: Wachovia Bank N.A.
5.350% 04/01/55(a)	2,415,000	2,415,000
Liberty Lighthouse Co. LLC
5.109% 05/02/07(a)	200,000,000	199,970,002
5.191% 03/01/07(a)	75,000,000	74,990,014
5.230% 06/08/07(a)	100,000,000	99,981,542
Lincoln Park Associates LP
LOC: National City Bank
5.460% 11/01/22(a)	11,745,000	11,745,000
Links Finance LLC
5.100% 12/08/06(a)(b)	150,000,000	149,990,137
5.154% 10/16/06(a)(b)	18,000,000	17,998,918
5.208% 11/24/06(a)	25,000,000	25,001,335
5.249% 08/22/06(a)(b)	100,000,000	99,998,575
5.278% 08/25/06(a)(b)	250,000,000	249,996,233
5.278% 10/25/06(a)(b)	100,000,000	99,996,822
5.305% 09/01/06(a)(b)	100,000,000	99,998,301

9

	Par ($)	Value ($)
Corporate Bonds – (continued)
Long Term Capital LLC
LOC: Wachovia Bank N.A.
5.500% 05/01/18(a)	2,800,000	2,800,000
LRC Meadows Investors LLC
LOC: JPMorgan Chase Bank
5.400% 12/01/34(a)	1,300,000	1,300,000
LTC Investors LLC
LOC: National City Bank
5.350% 11/01/24(a)	2,275,000	2,275,000
M&P Richfield LLC
LOC: U.S. Bank N.A.
5.420% 10/01/28(a)	1,980,000	1,980,000
Macatawa Capital Partners LLC
LOC: Fifth Third Bank
5.500% 04/01/29(a)	160,000	160,000
Manor Homes Holdings LLC
LOC: Wachovia Bank N.A.
5.350% 06/01/23(a)	4,940,000	4,940,000
Marital Trust
LOC: AmSouth Bank N.A.
5.420% 12/01/09(a)	3,000,000	3,000,000
Marsh Enterprise LLC
LOC: Fifth Third Bank
5.300% 01/01/28(a)	7,505,000	7,505,000
Max Daetwyler Corp.
LOC: Wachovia Bank N.A.
5.550% 07/01/13(a)	1,500,000	1,500,000
Merrill Lynch & Co., Inc.
5.137% 10/19/06(a)	59,000,000	59,014,035
5.179% 07/13/07(a)	625,000,000	625,000,000
5.233% 01/26/07(a)	50,000,000	50,043,456
5.521% 03/19/07(a)	146,000,000	146,151,542
Metropolitan Life Global Funding I
5.411% 03/16/07(a)	125,500,000	125,589,942
Meyer Cookware Industries, Inc.
LOC: Banque National de Paris NY
5.360% 05/01/27(a)	6,465,000	6,465,000
Michael J. Barry
LOC: AmSouth Bank N.A.
5.420% 11/01/24(a)	5,725,000	5,725,000
Michigan Equity Group LLC
LOC: Fifth Third Bank
5.350% 04/01/34(a)	4,370,000	4,370,000

10

	Par ($)	Value ($)
Corporate Bonds – (continued)
Midtown Church of Christ
LOC: Wachovia Bank N.A.
5.500% 11/01/22(a)	2,250,000	2,250,000
Morgan Stanley
5.149% 07/03/07(a)	677,200,000	677,200,000
5.185% 01/12/07(a)	425,000,000	425,375,049
5.189% 07/03/07(a)	499,000,000	499,017,225
5.295% 02/15/07(a)	83,295,000	83,367,998
5.405% 07/27/07(a)	180,200,000	180,206,406
MRN LP
LOC: U.S. Bank N.A.:
5.420% 10/01/13(a)	3,785,000	3,785,000
5.420% 12/01/33(a)	11,096,000	11,096,000
Multimetco, Inc.
LOC: AmSouth Bank N.A.
5.420% 09/01/18(a)	2,715,000	2,715,000
National Rural Utilities Cooperative Finance Corp.
5.099% 06/29/07(a)	320,000,000	320,000,000
Nebar Investments LLC
LOC: Fifth Third Bank
5.350% 07/01/50(a)	2,000,000	2,000,000
Neighborhood Properties, Inc.
LOC: Fifth Third Bank
5.350% 09/01/23(a)	2,115,000	2,115,000
Ness Family Partners LP
LOC: Banque National de Paris NY
5.410% 09/01/34(a)	6,026,294	6,026,294
New Lexington Clinic PSC
LOC: Fifth Third Bank
5.350% 05/01/18(a)	3,435,000	3,435,000
New Media Technology LLC
5.200% 10/01/35(a)(b)(d)	20,000,000	20,000,000
Nick and Nat Properties LLC
LOC: Fifth Third Bank
5.350% 05/01/25(a)	11,755,000	11,755,000
Nosam LLC
LOC: Wachovia Bank N.A.
5.350% 04/01/24(a)	3,285,000	3,285,000
Ohio Venture Capital Funding LLC
LOC: Fifth Third Bank
5.350% 12/01/16(a)	5,000,000	5,000,000
Okolona Christian Church Project
LOC: National City Bank
5.420% 11/01/22(a)	7,029,000	7,029,000
Park State Properties I LLC
LOC: U.S. Bank N.A.
5.350% 11/01/34(a)	13,500,000	13,500,000

11

	Par ($)	Value ($)
Corporate Bonds – (continued)
Pearlstine Distributors, Inc.
LOC: Wachovia Bank N.A.
5.350% 03/01/23(a)	4,265,000	4,265,000
Persimmon Ridge Golf Course
LOC: Fifth Third Bank
5.350% 04/01/14(a)	2,725,000	2,725,000
Petitti Enterprise, Inc.
LOC: Fifth Third Bank
5.350% 08/01/23(a)	2,075,000	2,075,000
Pike Street Properties LLC
LOC: Fifth Third Bank
5.350% 12/01/23(a)	2,395,000	2,395,000
Pilot Drive Properties LLC
LOC: JPMorgan Chase Bank
5.420% 02/01/35(a)	7,880,000	7,880,000
Pineview Estates LC
LOC: Fifth Third Bank
5.300% 01/01/23(a)	2,900,000	2,900,000
Pomeroy Investments LLC
LOC: Fifth Third Bank
5.350% 06/01/22(a)	2,190,000	2,190,000
Precision Radiotherapy LLC
LOC: Fifth Third Bank
5.350% 08/01/18(a)	2,300,000	2,300,000
Premier Asset Collateralized Entity LLC
5.038% 01/16/07(a)(b)	110,000,000	110,000,000
5.105% 09/01/06(a)(b)	50,000,000	49,999,151
5.130% 09/06/06(a)(b)	50,000,000	49,999,080
Prevea Clinic, Inc.
LOC: Wells Fargo Bank N.A.
5.300% 12/01/34(a)	4,000,000	4,000,000
PRL Corp.
LOC: Fifth Third Bank
5.410% 07/01/21(a)	4,798,000	4,798,000
PS Greetings, Inc.
LOC: ABN AMRO Bank
5.520% 12/01/33(a)	810,000	810,000
Racers
5.209% 08/21/06(a)(b)(d)	184,000,000	184,000,000
RDR Investment Co. LLC
LOC: Wachovia Bank N.A.
5.550% 11/01/19(a)	1,500,000	1,500,000
Red Lion Evangelical Association, Inc.
LOC: Wachovia Bank N.A.
5.550% 01/01/25(a)	1,025,000	1,025,000

12

	Par ($)	Value ($)
Corporate Bonds – (continued)
Redcay Funding LLC
LOC: Royal Bank of Scotland
5.370% 09/01/30(a)	12,590,000	12,590,000
LOC: SunTrust Bank:
5.370% 11/01/25(a)	2,080,000	2,080,000
5.370% 10/01/30(a)	1,675,000	1,675,000
RH Sheppard Co., Inc.
LOC: Wachovia Bank N.A.
5.350% 06/01/11(a)	10,668,000	10,668,000
Rogers, Inc.
LOC: Fifth Third Bank
5.350% 10/01/39(a)	2,835,000	2,835,000
RT Anderson LLC
LOC: Regions Bank
5.510% 01/01/29(a)	5,755,000	5,755,000
S&S Firestone, Inc.
LOC: JPMorgan Chase Bank
5.420% 12/01/33(a)	8,225,000	8,225,000
Sahtooma LLC
LOC: Wachovia Bank N.A.
5.500% 04/01/15(a)	3,880,000	3,880,000
Schlitz Park Associates II LP
LOC: U.S. Bank N.A.
5.350% 12/01/21(a)	6,600,000	6,600,000
Schulte Corp.
LOC: Fifth Third Bank
5.350% 09/01/24(a)	2,900,000	2,900,000
Security Self-Storage, Inc.
LOC: Fifth Third Bank
5.350% 05/01/35(a)	2,800,000	2,800,000
Sedna Finance, Inc.
5.010% 04/13/07(a)	100,000,000	99,992,164
5.028% 01/17/07(a)	150,000,000	149,991,781
5.130% 05/15/07(a)	75,000,000	74,993,466
5.133% 05/18/07(a)	85,000,000	84,992,525
5.164% 10/16/06(a)(b)	194,500,000	194,496,824
5.170% 05/25/07(a)	70,000,000	69,993,710
5.231% 06/05/07(a)	100,000,000	99,990,712
5.240% 12/08/06(a)	45,000,000	44,997,625
Servaas, Inc.
LOC: Fifth Third Bank
5.350% 03/01/13(a)	5,190,000	5,190,000
Seventh Avenue Associates
LOC: National City Bank
5.420% 01/01/27(a)	6,505,000	6,505,000
Shephard Family Trust
LOC: Columbus Bank & Trust Co.
5.370% 05/01/24(a)	8,720,000	8,720,000
Shepherd Capital LLC
LOC: Wachovia Bank N.A.
5.500% 03/15/49(a)	1,830,000	1,830,000

13

	Par ($)	Value ($)
Corporate Bonds – (continued)
Sigma Finance, Inc.
4.000% 08/11/06(a)(b)	15,000,000	14,998,430
4.030% 08/11/06(a)(b)	200,000,000	200,000,000
4.850% 02/12/07	269,000,000	269,000,000
5.080% 01/18/07(a)(b)	25,000,000	25,003,305
5.154% 08/14/06(a)(b)	100,000,000	99,998,791
5.159% 08/17/06(a)(b)	250,000,000	249,997,602
5.199% 01/19/07(a)(b)	165,000,000	165,026,162
5.200% 04/13/07	200,000,000	200,000,000
5.200% 04/20/07	200,000,000	200,000,000
5.320% 11/16/06(a)(b)	400,000,000	399,988,763
5.320% 11/17/06(a)(b)	100,000,000	99,996,192
5.320% 11/22/06(a)(b)	100,000,000	99,996,055
5.356% 03/16/07(a)	231,000,000	230,983,716
5.750% 07/25/07	100,000,000	100,000,000
SJD Service Co.
LOC: Fifth Third Bank
5.350% 10/01/23(a)	2,745,000	2,745,000
Skeletal Properties LLC
LOC: Fifth Third Bank:
5.350% 11/01/14(a)	1,820,000	1,820,000
5.350% 06/01/34(a)	900,000	900,000
SLM Corp.
5.170% 07/12/07(a)	65,000,000	65,000,000
5.220% 01/25/07(a)	67,000,000	67,050,560
5.267% 07/20/07(a)(b)	162,000,000	162,007,540
Smith of Georgia LLC
LOC: Fifth Third Bank
5.350% 12/01/24(a)	11,170,000	11,170,000
SMM Trust
5.149% 02/02/07(a)(b)	66,736,000	66,736,000
South Bend Mac LP
LOC: LaSalle Bank N.A.
5.350% 12/01/27(a)	6,832,000	6,832,000
South Georgia Motor Sports Park LLC
LOC: Columbus Bank & Trust Co.
5.370% 06/01/24(a)	3,310,000	3,310,000
Southland Tube, Inc.
LOC: Wachovia Bank N.A.
5.390% 06/01/10(a)	4,425,000	4,425,000
Southtown Partners LLC
LOC: Fifth Third Bank
5.350% 12/01/44(a)	1,922,500	1,922,500

14

	Par ($)	Value ($)
Corporate Bonds – (continued)
Spartan Medical Facility
LOC: Fifth Third Bank
5.350% 12/01/26(a)	1,500,000	1,500,000
Springside Corp. Exchange Partners I LLC
LOC: U.S. Bank N.A.
5.420% 02/01/36(a)	2,100,000	2,100,000
St. George Wellness Center
LOC: Northern Trust Co.
5.340% 09/01/40(a)	20,000,000	20,000,000
Stanfield Victoria Funding LLC
4.850% 02/23/07	100,000,000	100,000,000
5.050% 01/25/07(a)	150,000,000	149,982,904
5.120% 05/10/07(a)	100,000,000	99,991,425
5.283% 11/27/06(a)(b)	100,000,000	99,991,946
5.303% 07/25/07(a)	200,000,000	199,983,265
5.374% 03/20/07(a)	100,000,000	99,992,822
5.384% 03/21/07(a)	100,000,000	99,992,795
5.670% 06/20/07	50,000,000	50,000,000
5.670% 06/22/07	65,000,000	65,000,000
5.750% 07/25/07	100,000,000	100,000,000
State Crest Ltd.
LOC: Fifth Third Bank
5.350% 06/12/23(a)	1,200,000	1,200,000
Stephens & Stephens XII LLC
LOC: Bank of the West
5.410% 01/01/35(a)	2,700,000	2,700,000
Sumner Medical Plaza LLC
LOC: Fifth Third Bank
5.350% 10/01/10(a)	3,335,000	3,335,000
Suncoast Beverage Sales LP
LOC: Wachovia Bank N.A.
5.350% 06/01/16(a)(b)	16,115,000	16,115,000
Supreme Beverage Co.
LOC: AmSouth Bank N.A.
5.420% 04/01/19(a)	5,200,000	5,200,000
Tack Capital Co.
LOC: Wachovia Bank N.A.
5.400% 06/01/31(a)	9,435,000	9,435,000
Tango Finance Corp.
4.850% 02/23/07	75,000,000	75,000,000
5.098% 08/08/06(a)(b)	50,000,000	49,999,479
5.120% 05/10/07(a)	45,000,000	44,996,141
5.130% 11/13/06(a)(b)	87,000,000	86,996,826
5.174% 05/25/07(a)	145,500,000	145,486,889
Temple Beth AHM
LOC: Wachovia Bank N.A.
5.500% 12/01/21(a)	2,030,000	2,030,000

15

	Par ($)	Value ($)
Corporate Bonds – (continued)
Texas Disposal Systems
LOC: JPMorgan Chase Bank
5.530% 05/01/12(a)	5,400,000	5,400,000
Tireless Corp.
LOC: Fifth Third Bank
5.350% 04/01/19(a)	2,230,000	2,230,000
Titan Holdings Group LLC
LOC: Fifth Third Bank
5.350% 05/01/12(a)	1,145,000	1,145,000
Turf Valley, Inc.
LOC: Wachovia Bank N.A.
5.450% 08/01/14(a)	7,072,000	7,072,000
Unicredito Italiano Bank Ireland
5.160% 07/10/07(a)	1,040,000,000	1,040,000,000
5.209% 07/13/07(a)	900,000,000	900,000,000
Union Hospital, Inc.
LOC: Fifth Third Bank
5.350% 09/01/25(a)	2,100,000	2,100,000
United Steel Deck, Inc.
LOC: Wachovia Bank N.A.
5.450% 10/01/14(a)	5,155,000	5,155,000
Valleydale Baptist Church
LOC: AmSouth Bank N.A.
5.420% 12/01/23(a)	14,745,000	14,745,000
Wellstone Mills LLC
LOC: PNC Bank Co.
5.400% 12/15/24(a)(b)	9,200,000	9,200,000
West Coast Pack LLC
LOC: LaSalle Bank N.A.
5.410% 07/01/35(a)	3,400,000	3,400,000
West Ridge Enterprises
LOC: Wachovia Bank N.A.
5.450% 12/01/13(a)	6,300,000	6,300,000
Whistlejacket Capital LLC
5.060% 01/29/07(a)	100,000,000	99,988,447
5.105% 11/09/06(a)(b)	100,000,000	99,994,616
5.222% 01/22/07(a)	50,000,000	49,995,811
White Pine Finance LLC
5.037% 04/18/07(a)	112,000,000	111,991,071
5.121% 05/17/07(a)	147,000,000	146,974,225
5.196% 06/07/07(a)	150,000,000	149,987,051
5.202% 08/15/06(a)(b)	150,000,000	149,996,301
Wilson Real Estate II
LOC: National City Bank
5.420% 10/01/30(a)	2,835,000	2,835,000

16

	Par ($)	Value ($)
Corporate Bonds – (continued)
Word of Deliverance Ministries for The World
LOC: Fifth Third Bank
5.350% 12/01/24(a)	2,000,000	2,000,000
YMBK at Beavercreek
LOC: Fifth Third Bank
5.350% 07/01/30(a)	4,890,000	4,890,000
Zang Skidmore, Inc.
LOC: Fifth Third Bank
5.350% 09/01/23(a)	2,100,000	2,100,000
Zoological Society of Philadelphia
LOC: Wachovia Bank N.A.
5.350% 06/01/18(a)	8,970,000	8,970,000
Total Corporate Bonds (cost of $21,888,929,583)		21,888,929,583
Certificates of Deposit – 29.4%
Abbey National Treasury Services PLC
5.158% 01/16/07(a)(b)	190,400,000	190,525,664
ABN AMRO Bank NV
5.130% 06/13/07(a)	400,000,000	400,000,000
American Express Bank FSB
5.311% 02/28/07(a)	85,000,000	85,000,000
Bank of New York Co.
5.395% 07/27/07(a)(b)	125,000,000	125,000,000
Bank of Tokyo Mitsubishi Ltd. NY
4.770% 12/29/06	600,000,000	600,000,000
4.800% 01/11/07	744,000,000	744,000,000
4.850% 01/03/07	480,650,000	480,650,000
Barclays Bank PLC NY
4.060% 07/25/06(a)	250,000,000	250,000,000
5.450% 06/12/07	739,000,000	739,000,000
5.500% 06/18/07	284,000,000	284,000,000
Canadian Imperial Bank of Commerce NY
4.803% 12/05/06	432,250,000	432,250,202
5.279% 03/15/08(a)	20,000,000	20,000,000
Credit Agricole Indo NY
5.420% 06/04/07	100,000,000	99,968,175
Credit Agricole SA
5.000% 03/09/07	581,000,000	581,000,000
5.260% 04/05/07	546,250,000	546,250,000
5.300% 04/18/07	704,000,000	704,000,000
5.311% 07/23/07(a)	425,000,000	425,000,000
5.520% 06/18/07	284,000,000	284,000,000

17

	Par ($)	Value ($)
Certificates of Deposit – (continued)
Credit Suisse NY
4.750% 11/07/06	583,000,000	583,000,000
5.043% 10/18/06(a)	800,000,000	800,000,000
5.250% 04/03/07	700,000,000	700,000,000
DEPFA Bank PLC NY
4.800% 12/05/06	371,250,000	371,250,000
5.369% 06/15/07(a)	125,000,000	125,009,639
Deutsche Bank AG
4.105% 08/25/06	492,000,000	492,003,597
4.805% 02/21/07	646,000,000	646,000,000
4.950% 02/06/07	590,000,000	590,000,000
Landesbank Baden-Wuerttemberg Girozentrale NY
5.439% 09/29/06(a)	75,000,000	74,990,464
Natexis Banques Populaires NY
4.105% 07/31/06	250,000,000	249,998,978
5.010% 02/12/07	576,250,000	576,250,000
5.055% 02/21/07	632,000,000	632,000,000
Nordea Bank AB
5.130% 07/09/07(a)	300,000,000	300,000,000
Nordea Bank Finland PLC NY
5.049% 10/02/06(a)	20,000,000	19,998,292
Northern Rock PLC
5.130% 10/20/06(a)(b)	15,500,000	15,502,726
5.353% 07/09/07(a)(b)	101,500,000	101,547,358
5.129% 07/05/07(a)(b)	861,000,000	861,029,131
Royal Bank of Canada NY
5.367% 12/22/06(a)	453,500,000	453,424,141
Royal Bank of Scotland NY
5.290% 08/30/06(a)	200,000,000	199,993,451
Societe Generale
4.200% 09/01/06	500,000,000	500,000,000
4.250% 09/06/06	575,000,000	575,000,000
5.500% 06/18/07	284,000,000	284,000,000
Svenska Handelsbanken NY
5.207% 09/20/06(a)	800,000,000	799,964,742
Unicredito Italiano NY
4.945% 10/04/06(a)	167,000,000	166,979,356
4.960% 10/03/06(a)	405,000,000	404,984,496
5.178% 09/01/06(a)	100,000,000	99,996,057
5.180% 08/30/06(a)	380,000,000	380,000,000
5.218% 09/08/06(a)	90,000,000	89,993,600
5.243% 12/11/06(a)	35,000,000	34,993,130

18

	Par ($)	Value ($)
Certificates of Deposit – (continued)
Wells Fargo & Co.
5.189% 07/13/07(a)(b)	10,000,000	10,000,000
5.419% 09/15/06(a)	10,480,000	10,482,631
Total Certificates of Deposit (cost of $18,139,035,830)		18,139,035,830
Commercial Paper – 14.8%
Amstel Funding Corp.
4.920% 07/07/06(b)(c)	407,000,000	406,666,260
4.960% 07/11/06(b)(c)	10,032,000	10,018,178
4.970% 07/20/06(b)(c)	392,703,000	391,672,918
4.990% 07/24/06(b)(c)	212,498,000	211,820,545
CC USA, Inc.
4.980% 07/20/06(b)(c)	41,000,000	40,892,238
Charta Corp.
4.965% 07/17/06(b)(c)	100,000,000	99,779,333
Cheyne Finance LLC
5.169% 08/15/06(a)(b)	9,500,000	9,500,000
5.232% 07/17/06(a)(b)	100,000,000	100,000,000
5.303% 07/25/06(a)(b)	100,000,000	100,000,000
Citius I Funding LLC
5.090% 07/26/06(b)(c)	200,000,000	199,293,056
Compass Securitization LLC
5.207% 07/18/06(a)(b)	250,000,000	249,998,015
Concord Minutemen Capital Co. LLC
4.540% 07/14/06(b)(c)	102,411,000	102,243,103
4.980% 07/21/06(b)(c)	101,288,000	101,007,770
5.250% 07/19/06(b)(c)	200,858,000	200,330,748
Countrywide Financial Corp.
5.330% 07/03/06(c)	275,000,000	274,918,569
CRC Funding LLC
4.965% 07/17/06(b)(c)	100,000,000	99,779,333
Crown Point Capital Co. LLC
4.550% 07/11/06(b)(c)	179,111,000	178,884,624
5.025% 10/20/06(a)(b)	150,000,000	149,990,902
5.110% 08/07/06(a)(b)	75,000,000	74,998,475
5.291% 03/15/07(a)(b)	150,000,000	149,978,310
Cullinan Finance Corp.
4.980% 07/21/06(b)(c)	85,071,000	84,835,637
5.320% 08/14/06(b)(c)	2,000,000	1,986,996

19

	Par ($)	Value ($)
Commercial Paper – (continued)
Dorada Finance, Inc.
4.980% 07/20/06(b)(c)	96,000,000	95,747,680
East-Fleet Finance LLC
5.270% 07/20/06(b)(c)	150,665,000	150,245,942
Eureka Securitization, Inc.
5.055% 08/07/06(b)(c)	100,000,000	99,480,458
Five Finance, Inc.
4.960% 07/21/06(b)(c)	110,000,000	109,696,889
Giro Balanced Funding Corp.
4.980% 07/18/06(b)(c)	50,000,000	49,882,417
Grampian Funding LLC
4.980% 07/26/06(b)(c)	608,000,000	605,897,333
5.230% 12/08/06(b)(c)	250,000,000	244,188,889
5.280% 12/11/06(b)(c)	148,250,000	144,705,837
Greyhawk Funding LLC
5.000% 07/25/06(b)(c)	100,000,000	99,666,667
Harrier Finance Funding LLC
5.310% 08/21/06(b)(c)	2,000,000	1,984,955
Irish Life & Permanent PLC
4.965% 07/17/06(b)(c)	100,000,000	99,779,333
4.965% 07/21/06(b)(c)	100,000,000	99,724,167
K2 (USA) LLC
4.980% 07/17/06(b)(c)	20,400,000	20,354,848
4.980% 07/18/06(b)(c)	48,310,000	48,196,391
4.980% 07/20/06(b)(c)	32,100,000	32,015,630
Klio III Funding Corp.
5.090% 08/07/06(b)(c)	67,708,000	67,353,793
Lexington Parker Capital Corp.
4.970% 07/17/06(b)(c)	101,255,000	101,031,339
4.973% 01/05/07(a)(b)	300,000,000	299,969,126
5.116% 02/09/07(a)(b)	250,000,000	249,968,489
5.120% 07/12/06(a)(b)	150,000,000	149,999,051
5.121% 11/17/06(a)(b)	238,000,000	237,982,138
5.123% 02/12/07(a)(b)	200,000,000	199,975,458
5.139% 11/20/06(a)(b)	100,000,000	99,992,279
5.221% 09/05/06(a)(b)	250,000,000	249,990,559
5.250% 07/20/06(b)(c)	251,110,000	250,414,216
5.250% 07/21/06(b)(c)	301,376,000	300,496,987
5.290% 11/13/06(b)(c)	47,700,000	46,753,751
Morgan Stanley
5.180% 07/10/06(a)	412,000,000	412,000,000

20

	Par ($)	Value ($)
Commercial Paper – (continued)
Rhineland Funding Capital Corp.
4.940% 07/03/06(b)(c)	99,733,000	99,705,629
5.050% 07/25/06(b)(c)	66,400,000	66,176,453
5.280% 09/06/06(b)(c)	72,401,000	71,689,540
5.280% 09/08/06(b)(c)	46,500,000	46,029,420
5.280% 09/15/06(b)(c)	100,000,000	98,885,333
5.280% 09/21/06(b)(c)	6,114,000	6,040,469
Stanfield Victoria Funding LLC
5.010% 07/24/06(b)(c)	57,000,000	56,817,552
Sunbelt Funding Corp.
4.935% 07/10/06(b)(c)	190,000,000	189,765,587
4.940% 07/07/06(b)(c)	52,599,000	52,555,693
4.970% 07/19/06(b)(c)	91,157,000	90,930,475
5.270% 07/24/06(b)(c)	111,291,000	110,916,289
Sydney Capital Corp.
4.910% 07/28/06(b)(c)	15,000,000	14,944,763
Variable Funding Capital Co. LLC
5.310% 07/05/06(b)(c)	245,000,000	244,855,450
Victory Receivables Corp.
5.000% 07/24/06(b)(c)	59,150,000	58,961,049
White Pine Finance LLC
5.173% 02/01/07(a)(b)	65,026,000	65,018,863
5.193% 02/27/07(a)(b)	75,058,000	75,050,952
Total Commercial Paper (cost of $9,154,433,149)		9,154,433,149
Extendible Commercial Notes – 5.5%
Aegis Finance LLC
5.270% 07/20/06(b)(c)	241,919,000	241,246,129
Brahms Funding Corp.
5.060% 07/06/06(b)(c)	140,624,000	140,525,173
5.260% 07/19/06(b)(c)	100,430,000	100,165,869
Capital One Multi-Asset Execution Trust
5.000% 07/25/06(b)(c)	69,000,000	68,770,000
Georgetown Funding Co. LLC
5.270% 07/25/06(b)(c)	300,000,000	298,946,000
KKR Atlantic Funding Trust
5.300% 07/21/06(b)(c)	244,000,000	243,281,555
KKR Pacific Funding Trust
5.100% 07/06/06(b)(c)	204,705,000	204,560,001
5.230% 07/14/06(b)(c)	52,624,000	52,524,614
Monument Gardens Funding LLC
5.250% 07/20/06(b)(c)	200,000,000	199,445,833
5.330% 07/05/06(b)(c)	99,270,000	99,211,210

21

	Par ($)	Value ($)
Extendible Commercial Notes – (continued)
Ormond Quay Funding LLC
5.207% 01/12/07(a)(b)	365,000,000	364,970,895
5.230% 07/17/06(b)(c)	225,500,000	224,975,838
Rams Funding LLC
5.260% 07/17/06(b)(c)	133,490,000	133,177,930
Thornburg Mortgage Capital Resources LLC
5.119% 10/03/06(a)(b)	250,000,000	249,993,590
5.119% 12/04/06(a)(b)	200,000,000	199,991,546
5.232% 01/03/07(a)(b)	300,000,000	299,984,505
5.260% 07/19/06(b)(c)	32,500,000	32,414,525
Tulip Funding Corp.
5.000% 07/24/06(b)(c)	247,779,000	246,987,484
Total Extendible Commercial Notes (cost of $3,401,172,697)		3,401,172,697
Asset-Backed Securities – 4.1%
Carlyle Loan Investment Ltd.
5.128% 11/15/06(a)(b)(d)	125,000,000	125,000,000
5.389% 01/15/07(a)(b)(d)	25,000,000	25,000,000
CCN Bluegrass
5.322% 02/20/07(a)(b)(d)	91,300,000	91,294,131
Cheyne High Grade ABS CDO, Ltd.
5.180% 11/10/06(a)(b)	300,000,000	300,000,000
Davis Square Funding Ltd.
5.278% 10/16/38(a)(b)(d)	150,000,000	150,000,000
Granite Master Issuer PLC
5.227% 08/20/54(a)	250,000,000	250,000,000
Interstar Millennium Trust
5.315% 05/27/38(a)	250,000,000	250,000,000
Mound Financing PLC
5.105% 11/08/06(a)(b)	280,000,000	280,000,000
Paragon Mortgages PLC
5.189% 10/15/41(a)	295,000,000	295,000,000
5.199% 06/15/41(a)(b)	597,437,394	597,437,394
Putnam Structured Product CDO
5.181% 11/25/05(a)(b)(d)	50,000,000	50,000,000
Saturn Ventures II, Inc.
5.205% 11/07/06(a)(b)(d)	100,000,000	100,000,000
Total Asset-Backed Securities (cost of $2,513,731,525)		2,513,731,525

22

	Par ($)	Value ($)
Funding Agreements – 2.2%
Genworth Life Insurance
5.260% 05/16/07(a)(d)	100,000,000	100,000,000
Jackson National Life Global Funding
5.323% 06/22/07(a)(b)	300,000,000	300,000,000
5.410% 06/14/07(a)(d)	50,000,000	50,000,000
Metropolitan Life Insurance Co.
5.157% 02/08/07(a)(d)	50,000,000	50,000,000
Monumental Life
5.260% 08/22/06(a)(d)	300,000,000	300,000,000
Transamerica Occidental Life Insurance Co.
5.150% 07/31/07(a)(d)	100,000,000	100,000,000
5.280% 07/31/07(a)(d)	20,000,000	20,000,000
5.350% 07/31/07(a)(d)	117,000,000	117,000,000
5.370% 07/31/07(a)(d)	125,000,000	125,000,000
Travelers Life Insurance
5.210% 07/27/06(a)(d)	182,000,000	182,000,000
Total Funding Agreements (cost of $1,344,000,000)		1,344,000,000
Time Deposit – 1.4%
Canadian Imperial Bank of Commerce Grand Cayman
5.250% 07/03/06	400,000,000	400,000,000
Dresdner Bank Grand Cayman
5.250% 07/03/06	500,000,000	500,000,000
Total Time Deposit (cost of $900,000,000)		900,000,000
Municipal Bonds – 1.1%
ALABAMA – 0.0%
AL Albertville Industrial Development Board
Mitchell Grocery Group,
Series 2004,
LOC: Regions Bank
5.490% 05/01/24(a)	7,800,000	7,800,000
AL City of Atmore
Series 2004 B,
LOC: Wachovia Bank N.A.
5.350% 01/01/34(a)	2,625,000	2,625,000
AL Montgomery
Series 2003,
LOC: SouthTrust Bank N.A.,
LOC: Wachovia Bank N.A.
5.460% 11/01/23(a)	7,500,000	7,500,000
ALABAMA TOTAL		17,925,000

23

	Par ($)	Value ($)
Municipal Bonds – (continued)
ARKANSAS – 0.0%
AK Northwest Regional Airport Authority
Series 2004 A,
LOC: Regions Bank
5.460% 02/01/21(a)	16,000,000	16,000,000
ARKANSAS TOTAL		16,000,000
CALIFORNIA – 0.1%
CA Access to Loans for Learning Student Corp.
Series 2001 II-A-6,
LOC: State Street Bank & Trust Co.
5.380% 07/01/36(a)	12,300,000	12,300,000
CA Educational Facilities Authority
University of Judaism,
Series 1998 B,
LOC: Allied Irish Bank
5.400% 12/01/28(a)	5,900,000	5,900,000
CA San Diego Metropolitan Transportation Development Board
Series 2004 B,
Insured: MBIA,
SPA: Dexia Credit Local
5.360% 12/01/33(a)	17,595,000	17,595,000
CA Santa Rosa Rancheria Tachi Yokut Tribe Enterprise
Series 2004,
LOC: Bank One N.A.
5.380% 09/01/19(a)	22,000,000	22,000,000
CA Statewide Communities Development Authority
Series 2003,
LOC: FHLB
5.380% 06/01/36(a)	1,977,000	1,977,000
CALIFORNIA TOTAL		59,772,000
COLORADO – 0.1%
CO Denver City & County Certificates of Participation
Series 2002 B,
Insured: MBIA,
LOC: JPMorgan Chase Bank
5.300% 12/01/21(a)	1,000,000	1,000,000
CO Housing & Finance Authority
Series 2003 A-1,
SPA: FHLB
5.430% 10/01/33(a)	19,120,000	19,120,000
Series 2003 C-1,
SPA: JPMorgan Chase Bank
5.430% 11/01/32(a)	26,310,000	26,310,000
Series 2004 A-1,
SPA: Dexia Credit Local
5.430% 11/01/34(a)	24,825,000	24,825,000
COLORADO TOTAL		71,255,000

24

	Par ($)	Value ($)
Municipal Bonds – (continued)
CONNECTICUT – 0.0%
CT Industrial Development Revenue
Latex Foam International,
Series 2002,
LOC: Wachovia Bank N.A.
5.450% 01/01/10(a)	6,725,000	6,725,000
CONNECTICUT TOTAL		6,725,000
DISTRICT OF COLUMBIA – 0.0%
DC State
National Association of Realtors,
Series 2003 B,
LOC: SunTrust Bank
5.360% 12/01/23(a)	12,000,000	12,000,000
DISTRICT OF COLUMBIA TOTAL		12,000,000
FLORIDA – 0.0%
FL Homestead
Series 2003,
LOC: SunTrust Bank
5.360% 11/01/18(a)	6,290,000	6,290,000
FL Housing Finance Corp.
Waterford Pointe Apartments Ltd.,
Series E-2,
LOC: FNMA
5.440% 02/15/33(a)	1,050,000	1,050,000
FLORIDA TOTAL		7,340,000
GEORGIA – 0.1%
GA Athens Clarke County Industrial Development Authority
Series 1997,
LOC: U.S. Bank N.A.,
LOC: SunTrust Bank
5.400% 07/01/07(a)	5,000,000	5,000,000
GA Burke County Industrial Development Authority
Fleetguard, Inc.,
Series 2003,
LOC: Fifth Third Bank
5.350% 08/01/18(a)	1,345,000	1,345,000
GA Columbus Development Authority
Sunbelt-Columbus LLC
Series 2003,
LOC: Regions Bank
5.510% 08/01/23(a)	3,400,000	3,400,000
Woodmont Properties,
Series 2004,
LOC: Columbia Bank & Trust
5.400% 12/01/24(a)	6,360,000	6,360,000
GA DeKalb County Development Authority
Emory University,
Series 1995 B,
5.360% 11/01/25(a)	12,170,000	12,170,000

25

	Par ($)	Value ($)
Municipal Bonds – (continued)
GEORGIA – (continued)
GA Private Colleges & Universities Authority
Emory University,
Series 1999 B,
5.360% 11/01/29(a)	9,350,000	9,350,000
GA Talbot County Development Authority Industrial Development Revenue
Junction City Mining Co., LLC,
Series 2000,
LOC: Wachovia Bank N.A.
5.450% 03/01/13(a)	11,140,000	11,140,000
GEORGIA TOTAL		48,765,000
ILLINOIS – 0.1%
IL Finance Authority
Midwest Molding, Inc.,
Series 2005,
LOC: Royal American Bank,
LOC: FHLB
5.420% 07/01/40(a)	7,000,000	7,000,000
IL Memorial Health System
Memorial Health System,
Series 2004,
LOC: JPMorgan Chase Bank
5.350% 10/01/24(a)	20,780,000	20,780,000
IL Upper River Valley Development Authority Industrial Development Revenue
Series 2003 B,
LOC: LaSalle Bank N.A.,
LOC: ABN AMRO Bank
5.390% 06/01/17(a)	95,000	95,000
IL Winnebago County Industrial Development Revenue
Series 2001, AMT,
LOC: Alpine Bank of Illinois,
LOC: FHLB
5.440% 04/01/26(a)	3,750,000	3,750,000
ILLINOIS TOTAL		31,625,000
INDIANA – 0.0%
IN Development Finance Authority Industrial Development Revenue
Series 2003 B,
LOC: Fifth Third Bank
5.340% 07/01/23(a)	975,000	975,000
IN Michigan City Economic Development Revenue
Consolidated Biscuit Co.
Series 1998,
LOC: Fifth Third Bank
5.350% 10/01/13(a)	1,920,000	1,920,000
INDIANA TOTAL		2,895,000

26

	Par ($)	Value ($)
Municipal Bonds – (continued)
KANSAS – 0.0%
KS Manhattan Industrial Development Revenue
Florence Corp.,
Series 2003,
LOC: Harris Trust Co. of California
5.420% 04/01/28(a)	6,800,000	6,800,000
KANSAS TOTAL		6,800,000
KENTUCKY – 0.0%
KY Covington Industrial Building Revenue
Series 2004,
LOC: Fifth Third Bank
5.350% 10/01/27(a)	2,090,000	2,090,000
KY Henderson Regional Industrial Development Authority
Series 2003,
LOC: Fifth Third Bank
5.350% 07/01/23(a)	1,620,000	1,620,000
KY Pioneer Village Industrial Building Revenue
Series 2003 B,
LOC: Fifth Third Bank
5.340% 08/01/23(a)	1,915,000	1,915,000
KY Webster County Industrial Revenue
Green River Collieries LLC,
Series 2004,
LOC: Regions Bank
5.370% 11/01/24(a)	7,800,000	7,800,000
KENTUCKY TOTAL		13,425,000
LOUISIANA – 0.0%
LA New Orleans Pension Revenue
Series 2000,
Insured: AMBAC,
SPA: Bank One Louisiana
5.570% 09/01/30(a)	2,054,000	2,054,000
LOUISIANA TOTAL		2,054,000
MARYLAND – 0.1%
MD Baltimore Community Development Financing Corp.
Series 2000,
Insured: MBIA,
LIQ FAC: First Union National Bank
5.350% 08/15/30(a)	21,910,000	21,910,000
MD Health & Higher Educational Facilities Authority
Glen Meadows Retirement Community,
Series 1999 B,
LOC: Wachovia Bank N.A.,
LOC: JPMorgan Chase Bank
5.350% 07/01/29(a)	11,870,000	11,870,000

27

	Par ($)	Value ($)
Municipal Bonds – (continued)
MARYLAND – (continued)
MD Industrial Development Financing Authority
Series 1998,
LOC: Wachovia Bank N.A.
5.450% 08/01/18(a)	2,115,000	2,115,000
MARYLAND TOTAL		35,895,000
MASSACHUSETTS – 0.0%
MA Development Financing Agency
Whalers Cove LP,
Series 2001 B,
LOC: Wachovia Bank N.A.
5.500% 09/01/34(a)	1,750,000	1,750,000
MASSACHUSETTS TOTAL		1,750,000
MICHIGAN – 0.0%
MI Housing Development Authority
Canterbury Apartments Kalamazoo,
Series 2003 B,
LOC: FHLB
5.470% 06/01/38(a)	950,000	950,000
MICHIGAN TOTAL		950,000
MINNESOTA – 0.0%
MN Higher Education Facilities Authority
Concordia University,
Series 2003,
LOC: U.S. Bank N.A.
5.380% 04/01/27(a)	6,390,000	6,390,000
MN Lake City Industrial Development Revenue
Valley Craft, Inc.,
Series 1997,
LOC: U.S. Bank N.A.
5.450% 10/01/17(a)	2,000,000	2,000,000
MN Plymouth Health Facilities Revenue
Healthspan Health System,
Series 1994 B,
Insured: FSA,
SPA: U.S. Bank N.A.
5.350% 06/01/24(a)	7,130,000	7,130,000
MINNESOTA TOTAL		15,520,000
MISSISSIPPI – 0.1%
MS Business Finance Corp.
Series 2005,
LOC: Wachovia Bank N.A.,
LOC: Rabobank Nederland
5.420% 01/14/15(a)	9,000,000	9,000,000
Telepak, Inc.,
Series 2000,
LOC: First Union National Bank,
LOC: Rabobank Nederland
5.350% 09/01/15(a)	15,000,000	15,000,000

28

	Par ($)	Value ($)
Municipal Bonds – (continued)
MISSISSIPPI – (continued)
MS Development Bank Special Obligation
Series 2006 B,
Insured: AMBAC,
SPA: JPMorgan Chase Bank
5.380% 03/01/31(a)	7,300,000	7,300,000
MS Pearl Urban Renewal Revenue
Bloomfield Equities LLC,
Series 2004 A,
LOC: First Tennessee Bank
5.460% 11/01/19(a)	27,109,000	27,109,000
MISSISSIPPI TOTAL		58,409,000
NEW JERSEY – 0.0%
NJ Economic Development Authority
Melrich Road Development Co. LLC,
Series 2002 B,
LOC: Wachovia Bank N.A.
5.550% 05/01/09(a)	500,000	500,000
NEW JERSEY TOTAL		500,000
NEW YORK – 0.1%
NY Clinton County Industrial Development Agency
Bombardier Corp.,
Series 1997 A,
LOC: HSBC Bank USA N.A.
5.600% 12/01/10(a)	2,300,000	2,300,000
NY New York City Housing Development Corp.
200 West 26 LLC,
Series 2002,
LOC: Bayerische Landesbank
5.360% 06/01/33(a)	20,265,000	20,265,000
NEW YORK TOTAL		22,565,000
NORTH CAROLINA – 0.0%
NC Downtown Renaissance, Inc.
Imperial Centre Partners LP,
Series 2004,
LOC: RBC Centura Bank
5.370% 02/01/25(a)	10,040,000	10,040,000
NC Wake County Industrial Facilities & Pollution Control Financing Authority
Series 1997 A,
LOC: First Union National Bank
5.450% 04/01/18(a)	2,515,000	2,515,000
NORTH CAROLINA TOTAL		12,555,000
PENNSYLVANIA – 0.0%
PA Donegal Crossing LLC
Series 2002,
LOC: FHLB
5.390% 08/15/27(a)	13,380,000	13,380,000
PENNSYLVANIA TOTAL		13,380,000

29

	Par ($)	Value ($)
Municipal Bonds – (continued)
SOUTH CAROLINA – 0.0%
SC Jobs-Economic Development Authority
Cannon Memorial Hospital,
Series 2004 B,
LOC: National Bank of South Carolina,
LOC: Columbus Bank & Trust Co.
5.420% 06/01/09(a)	185,000	185,000
SOUTH CAROLINA TOTAL		185,000
TENNESSEE – 0.0%
TN Coffee County Revenue Industrial Board, Inc.
Stamtec, Inc.,
Series 1999,
LOC: First Union National Bank,
LOC: Wachovia Bank N.A.
5.450% 09/01/14(a)	1,695,000	1,695,000
TN Hamilton County Industrial Development Board Industrial Development Revenue
Series 1999,
LOC: First Union National Bank,
LOC: Wachovia Bank N.A.
5.500% 02/01/14(a)	3,500,000	3,500,000
TN Memphis Health Educational & Housing Facilities Board
Series 2003 B,
LOC: First Tennessee Bank
5.500% 01/01/35(a)	450,000	450,000
TENNESSEE TOTAL		5,645,000
TEXAS – 0.3%
TX Harris County-Houston Sports Authority
Series 2001 D,
Insured: MBIA,
SPA: Morgan Guaranty Trust
5.400% 11/15/30(a)	43,185,000	43,185,000
TX North Texas Higher Education Authority
United Student Aid Funds, Inc.,
Series 2005 B,
Insured: AMBAC,
SPA: DEPFA Bank PLC
5.360% 12/01/44(a)	30,000,000	30,000,000
TX San Antonio Education Facilities Corp.
St. Anthony Catholic High School,
Series 2003 B,
LOC: Bank One N.A.,
LOC: JPMorgan Chase Bank
5.390% 12/01/23(a)	810,000	810,000
TX State
Series 1994 A-2,
SPA: DEPFA Bank PLC:
5.320% 12/01/09(a)	21,395,000	21,395,000
5.360% 12/01/33(a)	13,183,000	13,183,000
Series 1997 B-2,
SPA: DEPFA Bank PLC
5.360% 12/01/29(a)	15,000,000	15,000,000

30

	Par ($)	Value ($)
Municipal Bonds – (continued)
TEXAS – (continued)
Series 2003,:
LOC: DEPFA Bank PLC,
SPA: Dexia Credit Local
5.320% 06/01/21(a)	23,935,000	23,935,000
SPA: State Street Bank & Trust Co.
5.340% 12/01/23(a)	8,950,000	8,950,000
Series 2004,
LOC: DEPFA Bank PLC,
SPA: Dexia Credit Local
5.360% / /0(a)	17,600,000	17,600,000
TEXAS TOTAL		174,058,000
UTAH – 0.0%
UT Board of Regents Student Loan Revenue
Series 2005 X,
Insured: AMBAC,
LOC: DEPFA Bank PLC
5.360% 11/01/44(a)	17,000,000	17,000,000
UTAH TOTAL		17,000,000
VIRGINIA – 0.0%
VA Richmond Redevelopment & Housing Authority
Series 1995 B,
LOC : Wachovia Bank N.A.
5.200% 12/01/25(a)	2,310,000	2,310,000
VIRGINIA TOTAL		2,310,000
WASHINGTON – 0.0%
WA Housing Finance Commission
MWSH Arlinton LLC,
Series 2003 B,
LOC: U.S. Bank N.A.
5.380% 11/01/36(a)	3,175,000	3,175,000
Rainier Court Associates LLC,
Series 2003 B,
Insured: FNMA,
LOC: U.S. Bank N.A.
5.380% 12/15/36(a)	4,250,000	4,250,000
WASHINGTON TOTAL		7,425,000
WISCONSIN – 0.1%
WI Housing & Economic Development Authority
Series 2003 D,
SPA: Westdeutsche Landsbank
5.350% 03/01/28(a)	18,920,000	18,920,000
WISCONSIN TOTAL		18,920,000
Total Municipal Bonds (cost of $683,648,000)		683,648,000

31

	Par ($)	Value ($)
Repurchase Agreements – 5.3%
Repurchase agreement with Credit Suisse First Boston, dated 06/30/06, due on 07/03/06, at 5.310% collateralized by corporate bonds and commercial paper with various maturities to 12/15/50, market value $820,002,630 (repurchase proceeds $800,354,000)	800,000,000	800,000,000
Repurchase agreement with Deutsche Bank Securities, dated 06/30/06, due on 07/03/06, at 5.373% collateralized by U.S. Treasury Notes and asset-backed securities with various maturities to 05/25/46, market value $307,809,434 (repurchase proceeds $300,134,313)	300,000,000	300,000,000
Repurchase agreement with Goldman Sachs Group, Inc., dated 06/30/06, due on 07/03/06, at 5.230% collateralized by FNMA, FHLMC and FHLB bonds with various maturities to 09/02/25, market value $397,345,392 (repurchase proceeds $389,721,780)	389,552,000	389,552,000
Repurchase agreement with Goldman Sachs Group, Inc., dated 06/30/06, due on 07/03/06, at 5.280% collateralized by FNMA bonds with various maturities to 06/01/36, market value $306,000,001 (repurchase proceeds $300,132,000)	300,000,000	300,000,000
Repurchase agreement with Goldman Sachs Group, Inc., dated 06/30/06, due on 07/03/06, at 5.300% collateralized by commercial paper with various maturities to 07/20/06, market value $816,000,000 (repurchase proceeds $800,353,333)	800,000,000	800,000,000
Repurchase agreement with JPMorgan Chase Bank, dated 06/30/06, due on 07/03/06, at 5.300% collateralized by commercial paper with various maturities to 11/01/06, market value $510,003,650 (repurchase proceeds $500,220,833)	500,000,000	500,000,000
Repurchase agreement with Salomon Smith Barney Citigroup, dated 06/30/06, due on 07/03/06, at 5.350% collateralized by FNMA, FHLMC and GNMA bonds with various maturities to 07/01/36, market value $204,000,000 (repurchase proceeds $200,089,167)	200,000,000	200,000,000
Total Repurchase Agreements (cost of $3,289,552,000)		3,289,552,000
Total Investments – 99.2% (cost of $61,314,502,784)(e)		61,314,502,784
Other Assets & Liabilities, Net – 0.8%		470,405,731
Net Assets – 100.0%		61,784,908,515

32

Notes to Investment Portfolio:

*	Security Valuation:

Securities are valued on the basis of amortized cost, which approximates current market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant accretion to maturity of any discount or amortization of any premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets may be valued under procedures adopted by the Board of Trustees.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2006.

(b)

These securities, under Rule 144A of the Securities Act of 1933, are restricted to resale normally to qualified institutional buyers. At June 30, 2006, these securities amounted to $22,039,324,268, which represents 35.7% of net assets.

(c)	The rate shown represents the discount rate at the date of purchase.

(d)	Illiquid security.

(e)	Cost for federal income tax purposes is $61,314,502,784.

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

33

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia Money Market Reserves

	Par ($)	Value ($)*
Corporate Bonds – 33.4%
Alliance & Leicester PLC
5.135% 07/06/07(a)(b)	125,000,000	125,000,000
American Express Credit Corp.
5.229% 12/05/06(a)	50,000,000	50,000,000
Cheyne Finance LLC
4.973% 04/10/07(a)	75,000,000	74,983,786
5.292% 03/15/07(a)	50,000,000	49,997,247
Cullinan Finance Corp.
5.236% 09/05/06(a)(b)	25,000,000	24,999,441
5.293% 08/25/06(a)(b)	200,000,000	199,998,472
General Electric Capital Corp.
5.352% 07/17/07(a)	50,000,000	50,001,261
Goldman Sachs Group, Inc.
5.236% 09/13/07(a)(b)(c)	140,000,000	140,000,000
Goldman Sachs Group, Inc.
5.244% 12/13/06(a)(c)	250,000,000	250,000,000
5.339% 12/21/06(a)(b)(c)	70,000,000	70,000,000
Gulf Gate Apartments LLC
LOC: Wells Fargo Bank N.A.
5.370% 09/01/28(a)	2,000,000	2,000,000
Harrier Finance Funding LLC
5.110% 12/08/06(a)(b)	200,000,000	199,991,209
5.126% 02/09/07(a)	90,000,000	89,994,501
5.130% 02/16/07(a)	70,000,000	69,996,199
5.159% 07/17/06(a)(b)	209,000,000	208,999,317
5.283% 10/25/06(a)(b)	42,500,000	42,497,457
HSBC Finance Corp.
5.200% 05/10/07(a)	125,000,000	125,064,064
K2 (USA) LLC
5.154% 08/15/06(a)(b)	25,000,000	24,999,692
5.175% 03/09/07(a)	150,000,000	150,035,173
5.260% 03/16/07(a)	60,000,000	59,995,688
5.278% 08/25/06(a)(b)	20,000,000	19,999,699
5.289% 03/15/07(a)	140,000,000	139,990,142
5.374% 03/22/07(a)	100,000,000	99,992,806
5.450% 03/28/07(a)	75,000,000	74,994,452
Links Finance LLC
4.950% 04/02/07(a)	153,000,000	152,988,441
5.318% 11/20/06(a)(b)	50,000,000	49,998,065
5.459% 03/30/07(a)	100,000,000	99,992,548
Merrill Lynch & Co., Inc.
5.179% 07/13/07(a)	125,000,000	125,000,000

1

	Par ($)	Value ($)
Corporate Bonds – (continued)
Morgan Stanley
5.149% 07/03/07(a)	202,230,000	202,230,000
5.295% 02/15/07(a)	50,600,000	50,647,126
5.405% 07/27/07(a)	280,000,000	280,057,105
Post Apartment Homes LP
LOC: SunTrust Bank
5.350% 07/15/29(a)	3,085,000	3,085,000
Premier Asset Collateralized Entity LLC
5.038% 01/16/07(a)(b)	50,000,000	50,000,000
Racers
5.209% 08/21/06(a)(b)(c)	40,000,000	40,000,000
Rio Bravo LLC
LOC: Wells Fargo Bank N.A.
5.370% 12/01/33(a)	4,300,000	4,300,000
Schlitz Park Associates II LP
LOC: U.S. Bank N.A.
5.350% 12/01/21(a)	6,580,000	6,580,000
Sedna Finance, Inc.
5.154% 02/23/07(a)	200,000,000	199,988,092
5.169% 09/15/06(a)(b)	85,000,000	85,000,000
Sigma Finance, Inc.
4.000% 08/11/06(b)	12,000,000	11,998,744
5.154% 08/14/06(a)(b)	150,000,000	149,998,187
5.200% 04/20/07	50,000,000	50,000,000
5.320% 11/16/06(a)(b)	100,000,000	99,997,191
5.356% 03/19/07(a)	350,000,000	349,975,244
SMM Trust
5.255% 02/02/07(a)	11,990,000	11,990,000
Stanfield Victoria Funding LLC
5.035% 04/23/07(a)	100,000,000	99,991,935
5.050% 01/25/07(a)	50,000,000	49,994,301
5.310% 10/30/06(a)(b)	50,000,000	49,996,420
Tango Finance Corp.
5.149% 02/22/07(a)	50,000,000	49,996,767
5.328% 11/20/06(a)(b)	83,500,000	83,496,743
Whistlejacket Capital LLC
5.305% 10/31/06(a)(b)	100,000,000	99,995,023
5.392% 03/22/07(a)	50,000,000	49,994,575
5.404% 03/23/07(a)	50,000,000	49,994,555
White Pine Finance LLC
4.965% 10/06/06(a)(b)	45,000,000	44,997,575
5.120% 05/15/07(a)	75,000,000	74,986,931
5.278% 10/25/06(a)(b)	190,000,000	189,989,711
5.405% 03/26/07(a)	75,000,000	74,986,195
5.435% 03/26/07(a)	40,000,000	39,995,582
Total Corporate Bonds (cost of $5,325,772,662)		5,325,772,662

2

	Par ($)	Value ($)
Certificates of Deposit – 21.2%
ABN AMRO Bank NV
5.130% 06/13/07(a)	100,000,000	100,000,000
American Express Bank FSB
5.311% 02/28/07(a)	25,000,000	25,000,000
Bank of Tokyo Mitsubishi Ltd. NY
4.800% 01/11/07	200,000,000	200,000,000
Barclays Bank PLC NY
5.450% 06/12/07	191,000,000	191,000,000
5.500% 06/18/07	72,000,000	72,000,000
Canadian Imperial Bank of Commerce NY
4.803% 12/05/06	103,000,000	103,001,071
5.279% 12/15/06(a)	50,000,000	50,000,000
Credit Agricole SA
5.000% 03/09/07	147,000,000	147,000,000
5.260% 04/05/07	160,000,000	160,000,000
5.300% 04/18/07	95,000,000	95,000,000
5.520% 06/18/07	72,000,000	72,000,000
Credit Suisse NY
4.750% 11/07/06	135,000,000	135,000,000
5.043% 10/18/06(a)	185,000,000	185,000,000
DEPFA Bank PLC NY
4.800% 12/05/06	103,000,000	103,000,000
Deutsche Bank AG
4.102% 08/25/06	100,000,000	100,000,731
4.805% 02/21/07	166,000,000	166,000,000
4.950% 02/06/07	149,000,000	149,000,000
Fifth Third Bancorp
5.282% 07/23/07(a)(b)	20,000,000	20,000,000
HBOS Treasury Services PLC
5.159% 06/29/07(a)(b)	20,000,000	20,000,000
Natexis Banques Populaires NY
5.010% 02/12/07	148,000,000	148,000,000
5.179% 07/13/07(a)	125,000,000	125,009,591
Royal Bank of Canada NY
5.200% 07/10/07(a)	15,000,000	15,000,000
Royal Bank of Scotland NY
5.290% 08/30/06(a)	300,000,000	299,990,176

3

	Par ($)	Value ($)
Corporate Bonds – (continued)
Societe Generale
4.200% 09/01/06	100,000,000	100,000,000
4.250% 09/06/06	125,000,000	125,000,000
5.500% 06/18/07	72,000,000	72,000,000
Svenska Handelsbanken NY
5.207% 09/20/06(a)	175,000,000	174,985,626
Unicredito Italiano NY
4.960% 10/03/06(a)	95,000,000	94,996,363
5.180% 08/30/06(a)	100,000,000	100,000,000
Wells Fargo & Co.
5.189% 07/13/07(a)(b)	25,000,000	25,000,000
Total Certificates of Deposit (cost of $3,372,983,558)		3,372,983,558
Commercial Paper – 20.7%
Amstel Funding Corp.
4.580% 07/11/06(b)(d)	186,393,000	186,155,867
Atlas Capital Funding Corp.
5.188% 03/13/07(a)(b)	100,000,000	100,000,000
Cafco LLC
4.965% 07/19/06(b)(d)	97,000,000	96,759,198
CC USA, Inc.
4.960% 07/20/06(b)(d)	40,000,000	39,895,289
Cheyne Finance LLC
5.169% 08/15/06(a)(b)	10,000,000	10,000,000
5.453% 11/30/06(a)(b)	50,000,000	49,998,190
Citius I Funding LLC
5.100% 07/26/06(b)(d)	50,324,000	50,145,769
Concord Minutemen Capital Co. LLC
4.550% 07/11/06(b)(d)	102,360,000	102,230,628
5.110% 07/06/07(a)(b)	118,400,000	118,400,000
5.123% 02/12/07(a)(b)	100,000,000	99,988,022
5.250% 07/17/06(b)(d)	146,681,000	146,338,744
Crown Point Capital Co. LLC
4.550% 07/11/06(b)(d)	102,347,000	102,217,645
5.079% 08/07/06(a)(b)	230,000,000	229,995,359
Curzon Funding LLC
5.060% 08/10/06(b)(d)	182,750,000	181,722,539
East-Fleet Finance LLC
5.000% 01/12/07(a)(b)	140,000,000	139,988,087

4

	Par ($)	Value ($)
Commercial Paper – (continued)
Giro Balanced Funding Corp.
5.240% 07/17/06(b)(d)	80,429,000	80,241,690
5.250% 07/20/06(b)(d)	83,000,000	82,770,021
Grampian Funding LLC
4.970% 07/24/06(b)(d)	234,000,000	233,256,985
4.980% 07/26/06(b)(d)	200,000,000	199,308,333
5.230% 12/08/06(b)(d)	240,000,000	234,421,333
5.280% 12/11/06(b)(d)	46,000,000	44,900,293
Greyhawk Funding LLC
5.240% 12/08/06(b)(d)	154,281,000	150,687,967
Klio III Funding Corp.
5.250% 07/19/06(b)(d)	63,411,000	63,244,546
Morgan Stanley
5.180% 07/10/06(a)	50,000,000	50,000,000
Paradigm Funding LLC
5.300% 07/03/06(b)(d)	172,000,000	171,949,356
Solitaire Funding LLC
4.980% 07/21/06(b)(d)	96,000,000	95,734,400
Spintab Swedmortgage AB
5.050% 08/08/06(d)	97,000,000	96,482,936
Surrey Funding Corp.
5.050% 08/08/06(b)(d)	22,000,000	21,882,728
Tango Finance Corp.
4.980% 07/25/06(b)(d)	31,500,000	31,395,420
Victory Receivables Corp.
4.940% 07/07/06(b)(d)	86,754,000	86,682,573
Total Commercial Paper (cost of $3,296,793,918)		3,296,793,918
Extendible Commercial Notes – 4.4%
Citibank Credit Card Master Trust
4.940% 07/07/06(b)(d)	200,000,000	199,835,333
Georgetown Funding Co. LLC
5.270% 07/25/06(b)(d)	100,000,000	99,648,667
Rams Funding LLC
5.280% 07/20/06(b)(d)	154,226,000	153,796,224
Thornburg Mortgage Capital Resources LLC
5.119% 10/03/06(a)(b)	50,000,000	49,998,718
5.260% 07/17/06(b)(d)	40,000,000	39,906,489
5.280% 07/18/06(b)(d)	155,000,000	154,613,533
Total Extendible Commercial Notes (cost of $697,798,964)		697,798,964
Asset-Backed Securities – 3.9%
Davis Square Funding Ltd.
5.278% 10/16/38(a)(b)(c)	42,500,000	42,500,000

5

	Par ($)	Value ($)
Asset-Backed Securities – (continued)
Granite Master Issuer PLC
5.227% 08/20/54(a)	250,000,000	250,000,000
Mound Financing PLC
5.105% 11/08/06(a)(b)	70,000,000	70,000,000
Paragon Mortgages PLC
5.189% 10/15/41(a)	75,000,000	75,000,000
5.199% 06/15/41(a)(b)	144,541,305	144,541,305
Saturn Ventures II, Inc.
5.205% 11/07/06(a)(b)(c)	39,100,000	39,100,000
Total Asset-Backed Securities (cost of $621,141,305)		621,141,305
Time Deposit – 3.1%
SunTrust Bank
5.188% 07/03/06	100,000,000	100,000,000
Wells Fargo & Co.
5.188% 07/03/06	400,000,000	400,000,000
Total Time Deposit (cost of $500,000,000)		500,000,000
Municipal Bonds – 1.4%
CALIFORNIA – 0.1%
CA San Jose Financing Authority Lease Revenue
Series 2000 C,
Insured: MBIA,
SPA: Morgan Guaranty Trust
5.360% 12/01/24(a)	5,200,000	5,200,000
CA Statewide Communities Development Authority
Vineyard Creek LP,
Series 2003 W,
LOC: FHLB
5.360% 12/01/36(a)	3,700,000	3,700,000
CALIFORNIA TOTAL		8,900,000
COLORADO – 0.1%
CO Health Facilities Authority
Crossroads at Delta Alf,
Series 2004 B,
LOC: U.S. Bank N.A.
5.400% 11/01/28(a)	2,705,000	2,705,000
CO Housing & Finance Authority
Class 2004 B1,
SPA: Dexia Credit Local
5.430% 11/01/34(a)	8,775,000	8,775,000
COLORADO TOTAL		11,480,000

6

	Par ($)	Value ($)
Municipal Bonds – (continued)
KENTUCKY – 0.1%
KY Hardin County
St. James Group, Inc.,
Series 2002,
LOC: Republic Bank & Trust,
LOC: FHLB
5.400% 03/01/27(a)	10,940,000	10,940,000
KENTUCKY TOTAL		10,940,000
MAINE – 0.5%
ME Portland
Series 2001,
SPA: Landesbank Hessen Thuringen Girozentrale
5.360% 06/01/26(a)	92,900,000	92,900,000
MAINE TOTAL		92,900,000
MARYLAND – 0.1%
MD Health & Higher Educational Facilities Authority
Adventist Healthcare,
Series 2004 B,
LOC: LaSalle Bank N.A.
5.400% 01/01/35(a)	17,060,000	17,060,000
MARYLAND TOTAL		17,060,000
MINNESOTA – 0.1%
MN St. Paul Housing & Redevelopment Authority
Series 2004,
LOC: U.S. Bank N.A.
5.400% 01/01/24(a)	15,095,000	15,095,000
MINNESOTA TOTAL		15,095,000
NEW HAMPSHIRE – 0.1%
NH Business Finance Authority
Series 2002 A,
SPA: Bank of New York
5.390% 11/01/20(a)	7,100,000	7,100,000
Series 2002 B,
SPA: Bank of New York
5.390% 11/01/20(a)	10,000,000	10,000,000
NH Health & Education Facilities Authority
Series 2004 B,
LOC: Citizens Bank of New Hampshire,
LOC: Citizens Bank of Massachusetts
5.400% 12/01/08(a)	765,000	765,000
NEW HAMPSHIRE TOTAL		17,865,000
OHIO – 0.1%
OH Air Quality Development Authority
AK Steel Corp.,
Series 2004 B,
LOC: ABN AMRO Bank N.V.
5.430% 06/01/24(a)	13,000,000	13,000,000
OHIO TOTAL		13,000,000

7

	Par ($)	Value ($)
Municipal Bonds – (continued)
TEXAS – 0.2%
TX State
Series 1994 A-2,
SPA: DEPFA Bank PLC
5.360% 12/01/33(a)	100,000	100,000
Series 2003,
SPA: State Street Bank & Trust Co.
5.340% 12/01/23(a)	9,350,000	9,350,000
Series 2005,
SPA: Dexia Credit Local
5.360% 12/01/26(a)	20,335,000	20,335,000
TEXAS TOTAL		29,785,000
WASHINGTON – 0.0%
WA Housing Finance Commission
Vintage at Mt. Vernon,
Series 2003 B,
Insured: FNMA,
LIQ FAC: FNMA
5.380% 01/15/37(a)	2,500,000	2,500,000
Virginia Mason Research Center,
Series 1997 B,
LOC: U.S. Bank N.A.
5.400% 01/01/15(a)	1,740,000	1,740,000
WASHINGTON TOTAL		4,240,000
Total Municipal Bonds (cost of $221,265,000)		221,265,000
Funding Agreement – 0.3%
Genworth Life Insurance Co.
5.360% 06/08/07(a)(c)	50,000,000	50,000,000
Total Funding Agreement (cost of $50,000,000)		50,000,000
Repurchase Agreements – 10.9%
Repurchase agreement with Credit Suisse First Boston, dated 06/30/06, due on 07/03/06, at 5.310% collateralized by corporate bonds and commercial papers with various maturities to 04/07/36, market value $205,002,768 (repurchase proceeds $200,088,500)	200,000,000	200,000,000

Repurchase agreement with Goldman Sachs Group, Inc., dated 06/30/06, due on 07/03/06, at 5.230% collateralized by FNMA, FHLMC and FHLB bonds with various maturities to 03/19/26, market value $555,568,521 (repurchase proceeds $544,912,388)	544,675,000	544,675,000

8

Repurchase Agreement with Goldman Sachs Group, Inc., dated 06/30/06, due on 07/03/06, at 5.300% collateralized by commercial papers and certificates of deposit with various maturities to 09/14/07, market value $204,000,000 (repurchase proceeds $200,088,333)	200,000,000	200,000,000

Repurchase Agreement with Salomon Smith Barney Citigroup, dated 06/30/06, due on 07/03/06, at 5.350% collateralized by FNMA, FHLMC and GNMA bonds with various maturities to 07/01/36, market value $816,000,000 (repurchase proceeds $800,356,667)	800,000,000	800,000,000

Total Repurchase Agreements (cost of $1,744,675,000)		1,744,675,000

Total Investments – 99.3% (cost of $15,830,430,407)(e)		15,830,430,407

Other Assets & Liabilities, Net – 0.7%		112,802,690

Net Assets – 100.0%		15,943,233,097

Notes to Investment Portfolio:

*	Security Valuation:

Securities are valued on the basis of amortized cost, which approximates current market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant accretion to maturity of any discount or amortization of any premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets may be valued in accordance with procedures adopted by the Board of Trustees.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2006.

(b)

These securities, under Rule 144A of the Securities Act of 1933, are restricted to resale normally to qualified institutional buyers. At June 30, 2006 these securities amounted to $6,221,204,196, which represents 39.0% of net assets.

(c)	Illiquid security.

(d)	The rate shown represents the discount rate at the date of purchase.

(e)	Cost for federal income tax purposes is $15,830,430,407.

Acronym	Name
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

9

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia Treasury Reserves

	Par ($)	Value ($)*
Government & Agency Obligations – 5.6%
U.S. GOVERNMENT OBLIGATIONS – 5.6%
U.S. Treasury Notes
3.125% 01/31/07	285,000,000	281,365,422
6.500% 10/15/06	500,000,000	502,478,410
U.S. GOVERNMENT OBLIGATIONS TOTAL		783,843,832
Total Government & Agency Obligations (cost of $783,843,832)		783,843,832

Repurchase Agreements – 94.6%
Repurchase agreement with ABN AMRO Bank US, dated 06/30/06, due on 07/03/06, at 4.500% collateralized by U.S. Treasury Notes with various maturities to 02/15/09, market value $765,000,816 (repurchase proceeds $750,281,250)	750,000,000	750,000,000
Repurchase agreement with Barclays Capital, dated 06/30/06, due on 07/03/06, at 4.450% collateralized by U.S. Treasury Bonds, Notes and Bills with various maturities to 02/15/36, market value $612,000,843 (repurchase proceeds $600,222,500)	600,000,000	600,000,000
Repurchase agreement with Barclays Capital, dated 06/30/06, due on 07/03/06, at 5.250% collateralized by GNMA bonds with various maturities to 06/15/36, market value $612,000,001 (repurchase proceeds $600,262,500)	600,000,000	600,000,000
Repurchase agreement with Bear Stearns, dated 06/30/06, due on 07/03/06, at 4.510% collateralized by U.S. Treasury Bonds, Notes and Bills with various maturities to 02/15/29, market value $1,020,002,147 (repurchase proceeds $1,000,375,833)	1,000,000,000	1,000,000,000
Repurchase agreement with BNP Paribas, dated 06/30/06, due on 07/03/06, at 4.500% collateralized by U.S. Treasury Bonds, Notes and Bills with various maturities to 05/15/21, market value $1,524,900,409 (repurchase proceeds $1,495,560,625)	1,495,000,000	1,495,000,000
Repurchase agreement with Countrywide Securities Corp., dated 06/30/06, due on 07/03/06, at 4.500% collateralized by U.S. Treasury Bonds and Notes with various maturities to 04/15/29, market value $918,000,361 (repurchase proceeds $900,337,500)	900,000,000	900,000,000

1

	Par ($)	Value ($)
Repurchase Agreements – (continued)
Repurchase agreement with Countrywide Securities Corp., dated 06/30/06, due on 07/03/06, at 5.000% collateralized by U.S. Treasury Bonds, Notes, Bills and GNMA bonds with various maturities to 06/15/36, market value $754,800,000 (repurchase proceeds $740,308,333)	740,000,000	740,000,000
Repurchase agreement with Goldman Sachs & Co., dated 06/30/06, due on 07/03/06, at 4.420% collateralized by U.S. Treasury Bonds, Notes and Bills with maturities to 04/15/28, market value $1,656,144,106 (repurchase proceeds $1,623,669,832)	1,623,072,000	1,623,072,000
Repurchase agreement with Greenwich Capital, dated 06/30/06, due on 07/03/06, at 4.500% collateralized by U.S. Treasury Bond and Notes with various maturities to 02/15/31, market value $510,002,105 (repurchase proceeds $500,187,500)	500,000,000	500,000,000
Repurchase agreement with HSBC Bank USA, dated 06/30/06, due on 07/03/06, at 4.500% collateralized by GNMA bonds with various maturities to 04/15/32, market value $1,020,000,102 (repurchase proceeds $1,000,375,000)	1,000,000,000	1,000,000,000
Repurchase agreement with HSBC Bank USA, dated 06/30/06, due on 07/03/06, at 5.190% collateralized by GNMA bonds with various maturities to 06/15/36, market value $612,001,030 (repurchase proceeds $600,259,500)	600,000,000	600,000,000
Repurchase agreement with JPMorgan Chase Bank, dated 06/30/06, due on 07/03/06, at 4.500% collateralized by U.S. Treasury Bonds, Notes and Bills with various maturities to 02/15/36, market value $765,000,230 (repurchase proceeds $750,281,250)	750,000,000	750,000,000
Repurchase agreement with JPMorgan Chase Bank, dated 06/30/06, due on 07/03/06, at 5.150% collateralized by GNMA bonds and cash with various maturities to 08/15/47, market value $610,975,782 (repurchase proceeds $600,257,500)	600,000,000	600,000,000
Repurchase agreement with Morgan Stanley, dated 06/30/06, due on 07/03/06, at 4.500% collateralized by U.S. Treasury Notes with various maturities to 01/15/10, market value $1,014,900,125 (repurchase proceeds $995,373,125)	995,000,000	995,000,000

2

	Par ($)	Value ($)
Repurchase agreement with UBS Securities, Inc., dated 06/30/06, due on 07/03/06, at 4.500% collateralized by U.S. Treasury Bonds with various maturities to 04/15/28, market value $1,020,003,245 (repurchase proceeds $1,000,375,000)	1,000,000,000	1,000,000,000

Total Repurchase Agreements (cost of $13,153,072,000)		13,153,072,000

Total Investments – 100.2% (cost of $13,936,915,832)(a)		13,936,915,832

Other Assets & Liabilities, Net – (0.2)%		(25,274,687)

Net Assets – 100.0%		13,911,641,145

Notes to Investment Portfolio:

* Security Valuation:

Securities are valued on the basis of amortized cost, which approximates current market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant accretion to maturity of any discount or amortization of any premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets may be valued under procedures adopted by the Board of Trustees.

(a) Cost for federal income tax purposes is $13,936,915,832.

Acronym	Name
GNMA	Government National Mortgage Association

3

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia Government Reserves

	Par ($)	Value ($)*
Government & Agency Obligations – 103.8%
U.S. GOVERNMENT AGENCIES – 103.8%
Federal Farm Credit Bank
4.969% 05/01/08(a)	100,000,000	99,946,794
4.970% 07/25/07(a)	50,000,000	49,998,947
4.979% 06/01/07(a)	100,000,000	99,990,814
4.979% 11/01/07(a)	10,000,000	9,997,393
4.980% 03/10/08(a)	70,000,000	69,976,669
4.989% 10/01/07(a)	50,000,000	49,998,468
5.000% 06/06/07(a)	50,000,000	49,999,000
5.000% 10/26/07(a)	100,000,000	100,000,000
5.010% 08/09/06(a)	20,000,000	19,999,364
5.010% 02/26/07(a)	50,000,000	49,996,721
5.019% 10/03/07(a)	82,000,000	81,999,984
5.020% 11/09/07(a)	100,000,000	99,985,276
5.039% 12/01/06(a)	25,000,000	25,002,842
5.041% 06/13/08(a)	393,000,000	392,870,086
5.050% 01/10/08(a)	100,000,000	100,000,000
5.054% 01/03/07(a)	26,510,000	26,512,993
5.122% 01/18/08(a)	50,000,000	49,983,122
5.152% 03/20/07(a)	10,000,000	10,000,347
5.189% 08/22/07(a)	42,425,000	42,423,975
5.220% 10/31/07(a)	150,000,000	149,979,986
5.240% 07/27/07(a)	25,000,000	24,997,315
5.250% 03/21/07(a)	125,000,000	124,990,968
5.250% 06/22/07(a)	25,000,000	24,998,483
5.250% 06/27/07(a)	30,000,000	29,997,032
5.260% 08/02/07(a)	50,000,000	49,994,435
5.260% 08/23/07(a)	150,000,000	149,975,075
5.260% 08/24/07(a)	50,000,000	49,991,390
5.280% 01/25/07(a)	25,000,000	24,997,892
Federal Home Loan Bank
2.125% 07/07/06	18,740,000	18,732,628
2.625% 10/16/06	32,490,000	32,260,954
3.000% 10/20/06	2,000,000	1,990,348
3.330% 12/20/06	10,000,000	9,936,017
3.590% 02/16/07	9,650,000	9,562,725
3.750% 01/16/07	40,000,000	39,777,467
3.875% 12/20/06	283,500,000	282,102,082
4.000% 08/11/06	36,000,000	36,000,000
4.000% 04/25/07	76,000,000	75,242,813

1

	Par ($)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT AGENCIES – (continued)
4.540% 07/27/06	25,000,000	25,000,000
4.860% 04/04/07(a)	290,000,000	289,918,588
4.950% 07/03/06(b)	243,157,000	243,090,132
4.971% 07/02/07(a)	425,000,000	424,874,172
4.989% 07/03/07(a)	50,000,000	49,991,489
5.000% 07/07/06(b)	14,376,000	14,364,020
5.020% 08/10/07(a)	165,000,000	164,929,388
5.039% 08/02/06(a)	100,000,000	100,000,000
5.125% 04/09/07	19,415,000	19,415,000
5.130% 06/08/07(a)	100,000,000	99,968,991
5.140% 07/11/06(b)	67,000,000	66,904,339
5.140% 07/14/06(b)	375,000,000	374,303,958
5.165% 07/21/06(b)	213,871,000	213,257,309
5.190% 12/13/06(a)	27,000,000	26,995,998
5.307% 12/22/06(a)	10,000,000	9,997,442
5.347% 01/10/08(a)	205,000,000	204,880,075
5.380% 12/29/06(a)	407,500,000	407,399,971
U.S. GOVERNMENT AGENCIES TOTAL		5,299,501,277

Total Government & Agency Obligations (cost of $5,299,501,277)		5,299,501,277

Total Investments – 103.8% (cost of $5,299,501,277)(c)		5,299,501,277

Other Assets & Liabilities, Net – (3.8)%		(194,067,301)

Net Assets – 100.0%		5,105,433,976

Notes to Investment Portfolio:

*	Security Valuation:

Securities are valued on the basis of amortized cost, which approximates current market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant accretion to maturity of any discount or amortization of any premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets may be valued under procedures adopted by the Board of Trustees.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2006.

(b)	The rate shown represents the annualized yield at the date of purchase.

(c)	Cost for federal income tax purposes is $5,299,501,277.

2

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia Municipal Reserves

	Par ($)	Value ($)*
Municipal Bonds – 100.1%
ALABAMA – 1.0%
AL Birmingham Industrial Development Board
Solid Waste Disposal Revenue,
American Cast Iron Pipe Co.,
Series 2000, AMT,
LOC: SouthTrust Bank N.A.
4.030% 05/01/25(a)	4,900,000	4,900,000
AL Birmingham Medical Clinic Board
Medical Advancement Foundation,
Series 2000 A,
LOC: Columbus Bank & Trust
4.180% 09/01/30(a)	21,105,000	21,105,000
AL Birmingham Private Educational Building Authority
The Altamont School,
Series 1998,
LOC: AmSouth Bank of Alabama
4.020% 04/01/13(a)	2,815,000	2,815,000
AL Birmingham Public Educational Building Authority
CHF-UAB II,
Series 2005 A,
LOC: Regions Bank
3.980% 07/01/37(a)	11,000,000	11,000,000
AL Board of Education
Series 2005,
Insured: AMBAC,
LIQ FAC: JPMorgan Chase Bank
4.010% 11/01/12(a)	1,990,000	1,990,000
AL Daphne YMCA Public Park & Recreation Board
YMCA of Mobile,
Series 2002,
LOC: Regions Bank
4.020% 10/01/22(a)	2,900,000	2,900,000
AL Dothan Houston County Airport Authority
PEMCO Aviation Group, Inc.,
Series 2002, AMT,
LOC: SouthTrust Bank
4.080% 10/01/17(a)	1,070,000	1,070,000
AL Geneva County Industrial Development Board
Brooks AG Co., Inc.,
Series 2002, AMT,
LOC: Regions Bank
4.090% 03/01/14(a)	2,720,000	2,720,000
AL Huntsville Industrial Development Board
Brown Precision, Inc.,
Series 2001, AMT,
LOC: First Commercial Bank
4.070% 12/01/19(a)	3,500,000	3,500,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
ALABAMA – (continued)
AL Jefferson County
YMCA of Birmingham,
Series 2005,
LOC: AmSouth Bank
4.040% 09/01/25(a)	4,900,000	4,900,000
AL Scottsboro Industrial Development Board
Hisan, Inc,
Series 2005, AMT,
LOC: AmSouth Bank
4.070% 05/01/27(a)	3,065,000	3,065,000
AL Stevenson Industrial Development Board
Smurfit-Stone Container,
Series 1996, AMT,
LOC: JPMorgan Chase Bank
4.050% 01/01/31(a)	15,700,000	15,700,000
ALABAMA TOTAL		75,665,000
ALASKA – 1.0%
AK Housing Finance Corp.
Series 2005,
Insured: FGIC
4.000% 12/01/34(a)	4,965,000	4,965,000
AK International Airports Revenues
Series 2006 C, AMT
Insured: MBIA,
LOC: Lloyds TSB Bank PLC
4.050% 10/01/30(a)	8,000,000	8,000,000
AK Municipal Board Bank Authority
Series 2004,
Insured: MBIA
4.010% 02/15/12(a)	5,300,000	5,300,000
AK North Slope Borough
BP PLC,
Series 2001, AMT,
4.040% 07/01/25(a)	51,535,000	51,535,000
Series 2000 A,
Insured: MBIA,
SPA: Dexia Credit Local France
4.000% 06/30/10(a)	10,900,000	10,900,000
ALASKA TOTAL		80,700,000
ARIZONA – 1.8%
AZ Apache County Industrial Development Authority Industrial Development Revenue
Tucson Electric Power Co.,
Series 1983 B,
LOC: Bank Of New York
4.000% 12/15/18(a)	6,400,000	6,400,000
AZ Maricopa County Industrial Development Authority
Series 2003 A, AMT,
LOC: Wells Fargo Bank N.A.
4.070% 12/01/39(a)	1,000,000	1,000,000
Series 2005, AMT,
LIQ FAC: Merrill Lynch Capital Services
4.100% 01/01/36(a)	7,535,000	7,535,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
ARIZONA – (continued)
AZ Phoenix Industrial Development Authority
Phoenix Broadway Associates,
Series 2003 A, AMT,
LOC: Wells Fargo Bank N.A.
4.070% 06/01/31(a)	4,945,000	4,945,000
Series 2005 MT-156,
LIQ FAC: Landesbank Hessen-Thuringen
4.050% 08/01/08(a)	10,740,000	10,740,000
Series 2006, AMT,
LIQ FAC: Landesbank Hessen-Thuringen
4.040% 08/01/08(a)	81,440,000	81,440,000
Spring Air Mattress Co,
Series 1999, AMT,
LOC: Bank One N.A.
4.250% 04/01/19(a)	1,310,000	1,310,000
AZ Pima County Industrial Development Authority
Series 2004,
LOC: Branch Banking & Trust
4.013% 04/01/38(a)	6,000,000	6,000,000
AZ Tucson & Pima County Industrial Development Authorities
Series 2006, AMT,
SPA: Merrill Lynch Capital Services
4.040% 04/25/16(a)	17,140,000	17,140,000
ARIZONA TOTAL		136,510,000
ARKANSAS – 0.6%
AR Lowell Industrial Development Revenue
Little Rock Newspapers, Inc.,
Series 1996, AMT,
LOC: Bank of New York
4.100% 06/01/31(a)	6,500,000	6,500,000
AR Osceola Solid Waste District
Plum Point Energy Associates,
Series 2006, AMT,
LOC: Credit Suisse First Boston
4.020% 04/01/36(a)	30,000,000	30,000,000
AR Pulaski County Public Facilities
Bailey Properties LLC,
Series 2002, AMT,
LOC: Regions Bank
4.050% 07/01/42(a)	7,530,000	7,530,000
AR Sheridan Industrial Development Revenue
Centria Project,
Series 2000 A, AMT,
LOC: PNC Bank
4.090% 08/01/20(a)	2,600,000	2,600,000
H. Robertson Co. Project,
Series 1998 B, AMT,
LOC: Sheridan Bank
4.050% 08/01/16(a)	1,000,000	1,000,000
ARKANSAS TOTAL		47,630,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – 3.3%
CA Housing Finance Agency
Home Mortgage,
Series 2002 J, AMT,
Insured: MBIA,
LOC: Lloyds TSB Bank PLC
4.040% 02/01/33(a)	41,000,000	41,000,000
Series 2000 C, AMT,
4.020% 02/01/33(a)	63,300,000	63,300,000
Series 2001 U, AMT,
Insured: MBIA,
SPA: Bank of New York
4.040% 08/01/32(a)	37,630,000	37,630,000
Series 2005 H, AMT,
SPA: Dexia Credit Local
4.050% 02/01/36(a)	10,000,000	10,000,000
Series 2005 III D, AMT,
SPA: DEPFA Bank PLC
4.020% 08/01/38(a)	57,335,000	57,335,000
Series 2006 A, AMT,
SPA: DEPFA Bank PLC:
4.050% 02/01/40(a)	13,780,000	13,780,000
4.050% 02/01/41(a)	20,990,000	20,990,000
CA Sacramento County Housing Authority
Series 2005, AMT,
LIQ FAC: Merrill Lynch Capital Services
4.070% 11/01/42(a)	8,030,000	8,030,000
CALIFORNIA TOTAL		252,065,000
COLORADO – 4.8%
CO Boulder County
Boulder Medical Center, Inc.,
Series 1998, AMT,
LOC: Wells Fargo Bank N.A.
4.120% 01/01/17(a)	2,615,000	2,615,000
CO Denver City & County Airport Revenue
Series 2000 B, AMT,
Insured: MBIA,
SPA: Bank One N.A.
4.030% 11/15/25(a)	62,410,000	62,410,000
Series 2004 B, AMT,
Insured: AMBAC
4.010% 11/15/24(a)	15,000,000	15,000,000
Series 2005 1023,
Insured: XLCA,
LIQ FAC: JPMorgan Chase Bank
4.010% 05/15/13(a)	5,995,000	5,995,000
Series 2005 C-1,
Insured: CIFG,
SPA: Morgan Stanley
4.030% 11/15/25(a)	43,800,000	43,800,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
COLORADO – (continued)
CO Douglas County Multi-Family Revenue Housing
Lincoln Pointe Loft Projects,
Series 2003, AMT,
LOC: U.S. Bank N.A.
4.150% 02/01/37(a)	9,585,000	9,585,000
CO Educational & Cultural Facilities Authority
EOP Charlotte JW LLC,
Series 2005 A,
LOC: Sovereign Bank FSB,
LOC: KBC Bank N.V.
4.020% 09/01/35(a)	10,000,000	10,000,000
CO Health Facilities Authority
Bethesda Associates,
Series 1999,
LOC: LaSalle Bank N.A.
3.980% 08/15/30(a)	8,900,000	8,900,000
Colorado West Regional Mental Health Center,
Series 2005,
LOC: JPMorgan Chase Bank
3.970% 03/01/30(a)	7,550,000	7,550,000
Crossroads at Delta Alf,
Series 2004 A,
LOC: U.S. Bank N.A.
4.010% 11/01/28(a)	2,800,000	2,800,000
CO Housing & Finance Authority
Series 2002 A-1, AMT,
SPA: FHLMC
4.030% 10/01/22(a)	9,090,000	9,090,000
Series 2002 A-2, AMT,
SPA: FHLMC
4.030% 11/01/21(a)	2,495,000	2,495,000
Series 2002 C-3, AMT,
SPA: Lloyds TSB Bank PLC
4.030% 05/01/22(a)	15,685,000	15,685,000
Series 2002 I-C2, AMT,
SPA: FHLMC
4.030% 10/01/32(a)	49,650,000	49,650,000
Series 2003 B-3, AMT,
SPA: JPMorgan Chase Bank
4.030% 11/01/26(a)	30,900,000	30,900,000
Series 2004 A-2, AMT,
SPA: Dexia Credit Local
4.030% 11/01/26(a)	50,000,000	50,000,000
Series 2004 I-A, AMT,
SPA: FHLMC
4.030% 04/01/45(a)	10,785,000	10,785,000
CO SCA Tax Exempt Trust
Series 2005 PT-2522,
Insured: FSA,
LOC: Merrill Lynch Capital Services
4.020% 01/01/30(a)	6,120,000	6,120,000
CO Student Obligation Bond Authority
Series 1999 A-3, AMT,
Insured: AMBAC,
SPA: Lloyds TSB Bank PLC
4.010% 09/01/34(a)	29,800,000	29,800,000
COLORADO TOTAL		373,180,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
DELAWARE – 4.1%
DE Economic Development Authority
Industrial Development Revenue,
Series 1998, AMT,
LOC: PNC Bank Delaware
4.090% 09/01/18(a)	1,600,000	1,600,000
DE GS Pool Trust
Series 2006, AMT,
LIQ FAC: Goldman Sachs:
4.100% 12/01/47(a)	38,510,000	38,510,000
4.100% 08/01/49(a)	113,790,000	113,790,000
DE New Castle County
Fairfield English VLG LLC,
Series 2005, AMT,
Insured: FNMA
4.020% 09/15/38(a)	8,500,000	8,500,000
Flight Safety International, Inc.,
Series 2002, AMT,
4.010% 12/01/32(a)	5,185,000	5,185,000
DE Reset Optional Certificates Trust II-R
Series 2006,
LIQ FAC: Citigroup Financial Products
4.070% 03/01/07(a)	150,000,000	150,000,000
DELAWARE TOTAL		317,585,000
DISTRICT OF COLUMBIA – 1.2%
DC Columbia Enterprise Zone Revenue
House on F Street Project,
Series 2001, AMT,
LOC: Bank of New York
4.050% 05/01/15(a)	7,500,000	7,500,000
Series 2004, AMT,
LOC: Bank of Scotland
4.070% 12/01/29(a)	5,000,000	5,000,000
DC Housing Finance Agency
Multi-Family Housing Revenue:
Series 1995 A, AMT,
4.050% 08/01/25(a)	5,000,000	5,000,000
Series 2006 G, AMT,
LIQ FAC: Goldman Sachs Group, Inc.
4.100% 08/18/19(a)	4,250,000	4,250,000
DC Metropolitan Area Transportation Authority
Series 2003,
Insured: MBIA
3.930% 01/01/10(a)	8,360,000	8,360,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
DISTRICT OF COLUMBIA – (continued)
DC Metropolitan Washington Airports Authority
Series 1997 B, AMT,
Insured: FGIC
6.000% 10/01/06	1,000,000	1,005,590
Series 2004, AMT,
Insured: MBIA,
SPA: Merrill Lynch Capital Services
4.050% 10/01/12(a)	2,750,000	2,750,000
Series 2005 1017, AMT,
Insured: FGIC,
LIQ FAC: JPMorgan Chase Bank
4.040% 10/01/11(a)	4,795,000	4,795,000
Series 2006 D, AMT,
Insured: FSA,
LIQ FAC: Goldman Sachs Group, Inc.
4.040% 08/15/14(a)	12,000,000	12,000,000
Series 2006, AMT:
Insured: FSA,
LIQ FAC: Citibank N.A.
4.060% 10/01/35(a)	22,600,000	22,600,000
Insured: MBIA,
LIQ FAC: BNP Paribas
4.040% 10/01/35(a)	8,835,000	8,835,000
DC Revenue
National Association of Realtors,
Series 2003, AMT,
LOC: SunTrust Bank
4.040% 12/01/23(a)	7,500,000	7,500,000
DISTRICT OF COLUMBIA TOTAL		89,595,590
FLORIDA – 3.2%
FL Board of Education
Series 2003,
Insured: MBIA
4.010% 01/01/12(a)	7,615,000	7,615,000
FL Brevard County Housing Finance Authority
Series 2005 MT-112, AMT,
SPA: Merrill Lynch Capital Services,
GTY AGMT: IXIS Municipal Products, Inc.
4.050% 11/01/14(a)	13,780,000	13,780,000
Series 2005 PT-2815,
LIQ FAC: Merrill Lynch Capital Services
4.050% 11/01/14(a)	9,900,000	9,900,000
FL Collier Health Facilities Authority
Cleveland Clinic Health,
Series 2003 C-1,
LOC: JPMorgan Chase Bank
4.040% 09/01/29(a)	4,635,000	4,635,000
FL Fort Walton Beach Industrial Development Revenue
Burton Golf, Inc.,
Series 1996, AMT,
LOC: Columbus Bank & Trust
4.270% 10/01/11(a)	1,080,000	1,080,000
FL Housing Finance Agency Revenue
Multi-Family Housing Revenue,
Lakes of Northdale Project,
Series 1984 D,
LOC: SouthTrust Bank of Alabama
4.000% 05/15/12(a)	7,545,000	7,545,000
Series 1996 F, AMT,
Insured: FNMA
4.010% 06/01/26(a)	11,500,000	11,500,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
FLORIDA – (continued)
FL Housing Finance Corp.
Hunters Run Partners II, Ltd.,
Series 2003 G, AMT,
Insured: FSA
3.980% 06/15/36(a)	6,925,000	6,925,000
Mango Grove LLC,
Series 2005 A, AMT,
LOC: Citibank N.A.
4.030% 09/15/37(a)	8,400,000	8,400,000
Tuscany Lakes Ltd,
Series 2002 1, AMT,
Insured: FNMA
4.050% 11/15/35(a)	3,500,000	3,500,000
FL Lake County Industrial Development Authority
Senniger Irrigation, Inc.,
Series 2003, AMT,
LOC: SunTrust Bank
4.040% 11/01/24(a)	5,225,000	5,225,000
FL Lee County Housing Finance Authority
Crossing at Cape Coral,
Series 1999 A, AMT,
LOC: SunTrust Bank N.A.
4.060% 12/01/32(a)	6,160,000	6,160,000
FL Lee County Industrial Development Authority
North Fort Myers Utilities,
Series 2003 A, AMT,
LOC: SunTrust Bank
4.040% 06/01/22(a)	6,000,000	6,000,000
FL Manatee County Industrial Development Revenue
Gammerler LLC,
Series 2005, AMT,
LOC: LaSalle Bank N.A.
4.090% 10/01/35(a)	4,750,000	4,750,000
FL Miami Dade County
3.600% 08/03/06	3,041,000	3,041,000
3.830% 08/23/06	3,049,000	3,049,000
FL Miami Dade County Industrial Development Authority
Airis Miami LLC,
Series 1999 A, AMT,
Insured: AMBAC,
LOC: Bayerische Landesbank
4.030% 10/15/25(a)	7,000,000	7,000,000
FL Miami Dade County
Series 2005 MT-177,
Insured: XLCA,
LIQ FAC: Merrill Lynch Capital Services
3.330% 10/01/13(a)(b)	14,805,000	14,805,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
FLORIDA – (continued)
FL Palm Beach County Health Facilities Authority
Bethesda Healthcare Systems Inc.,
Series 2001,
LOC: Suntrust Bank
4.020% 12/01/31(a)	49,835,000	49,835,000
FL Pinellas County Housing Finance Authority
Alta Largo LLC,
Series 2004, AMT,
LOC: AmSouth Bank
4.050% 06/01/42(a)	8,400,000	8,400,000
Eurobake LP,
Series 2005, AMT,
LOC: AmSouth Bank
4.040% 03/01/26(a)	5,500,000	5,500,000
Series 2005, AMT,
4.050% 05/01/14(a)	21,880,000	21,880,000
FL Roaring Fork Municipal Products LLC
Series 2004 A, AMT,
Insured: MBIA,
SPA: Bank of New York
4.120% 10/01/15(a)	12,425,000	12,425,000
FL St. Johns County Industrial Development Authority
Rulon Co.,
Series 2004, AMT,
LOC: Coastal Bank of Georgia
4.120% 11/01/34(a)	7,000,000	7,000,000
FL Sunshine State Governmental Financing Commission
3.640% 09/07/06	16,125,000	16,125,000
FLORIDA TOTAL		246,075,000
GEORGIA – 4.7%
GA Albany Dougherty County Hospital Authority
Phoebe Putney Memorial Hospital,
Series 2002,
Insured: AMBAC,
SPA: Regions Bank
4.030% 09/01/32(a)	6,000,000	6,000,000
GA Alpharetta Development Authority
Parc Alpharetta LLC,
Series 2006, AMT,
LOC: Regions Bank
4.040% 04/01/41(a)	21,795,000	21,795,000
GA Atlanta Airport Revenue
Series 2001, AMT,
Insured: FGIC
4.050% 01/01/08(a)	12,960,000	12,960,000
Series 2003, AMT,
Insured: FGIC
4.050% 01/01/14(a)	5,390,000	5,390,000
Series 2004 C14, AMT,
Insured: FSA,
SPA: Wachovia Bank N.A.
4.060% 01/01/18(a)	4,215,000	4,215,000
Series 2004, AMT,
Insured: FGIC
4.050% 01/01/14(a)	4,470,000	4,470,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
GEORGIA – (continued)
GA Atlanta Urban Residential Finance Authority
Multi-Family Revenue:
Collegetown Harris Project,
Series 2003 I, AMT,
4.020% 10/15/36(a)	5,650,000	5,650,000
Housing Market District Project,
Series 2004 A, AMT,
LOC: Wachovia Bank N.A.
4.030% 11/01/34(a)	9,850,000	9,850,000
M Street Apartments Project,
Series 2003, AMT,
LOC: Regions Bank
4.030% 03/01/38(a)	14,000,000	14,000,000
Park District Atlantic Project,
Series 2002 A, AMT,
LOC: SouthTrust Bank
4.050% 12/01/37(a)	25,100,000	25,100,000
Northside Plaza Group LP,
Series 2002, AMT,
LOC: Wachovia Bank N.A.
4.030% 11/01/27(a)	4,860,000	4,860,000
Series 2005, AMT:
LIQ FAC: Merrill Lynch Capital Services
4.100% 12/01/43(a)	11,995,000	11,995,000
SPA: Merrill Lynch Capital Services
4.100% 12/01/30(a)	4,995,000	4,995,000
Series 2006, AMT,
SPA: Merrill Lynch Capital Services
4.100% 11/01/43(a)	9,495,000	9,495,000
GA Carroll County Development Authority
Industrial Revenue,
Royal Metal Products Project,
Series 2004, AMT,
LOC: SunTrust Bank
4.040% 06/01/24(a)	5,705,000	5,705,000
GA City of Atlanta Tax Allocation
Series 2006,
LIQ FAC: AIG Global Real Estate,
LOC: Wachovia Bank N.A.
4.070% 12/01/24(a)	10,000,000	10,000,000
GA Clayton County Development Authority
Delta Airlines, Inc.,
Series 2000 C, AMT,
LOC: General Electric Capital Corp.
4.120% 05/01/35(a)	10,000,000	10,000,000
Wilson Holdings, Inc.,
Series 2003, AMT,
LOC: SunTrust Bank
4.090% 11/01/13(a)	3,440,000	3,440,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
GEORGIA – (continued)
GA Cobb County Housing Authority
Series 2003, AMT,
SPA: Merrill Lynch Capital Services
4.100% 02/01/34(a)	12,895,000	12,895,000
Series 2005,
SPA: Merrill Lynch Capital Services
4.100% 01/01/49(a)	10,290,000	10,290,000
Terrell Mill II Associates,
Series 2003, AMT,
LOC: Regions Bank
4.050% 03/15/36(a)	3,900,000	3,900,000
GA Columbia County Development Authority
Multi-Family Revenue,
Westwood Club Apartment Project,
Series 2002, AMT,
LOC: Keybank N.A.
4.000% 11/15/35(a)	9,215,000	9,215,000
GA Columbus Hospital Authority
St. Francis Hospital, Inc.,
Series 2000 A,
LOC: Columbus Bank & Trust
4.010% 01/01/31(a)	11,245,000	11,245,000
GA DeKalb County Housing Authority
Multi Family Revenue,
Series 2004, AMT,
SPA: Merrill Lynch Capital Services
4.100% 04/01/16(a)	12,200,000	12,200,000
Multi-Family Revenue,
Stone Mill Run Apartments Project,
Series 1995 A, AMT,
LOC: First Tennessee Bank N.A.
4.060% 08/01/27(a)	7,475,000	7,475,000
GA Dooly County Industrial Development Authority Revenue
Hambug Enterprises Project,
Series 2003, AMT,
LOC: Fifth Third Bank
4.060% 12/01/17(a)	3,070,000	3,070,000
GA Douglas County Development Authority
Colonial Hills School Property Project,
Series 2004,
LOC: Branch Banking & Trust
4.013% 06/01/24(a)	2,895,000	2,895,000
GA East Point Housing Authority Multi-Family Revenue
Village Highlands Apartments Project,
Series 2004, AMT,
LOC: SunTrust Bank
4.040% 07/01/37(a)	8,000,000	8,000,000
GA Franklin County Industrial Building Authority Revenue
Bosal Industries Georgia, Inc. Project,
Series 1995,
LOC: Standard Federal Bank
4.040% 08/01/10(a)	4,620,000	4,620,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
GEORGIA – (continued)
GA Fulco Hospital Authority
Piedmont Medical Center,
Series 1999,
LOC: SunTrust Bank
3.970% 03/01/24(a)	8,760,000	8,760,000
GA Fulton County Development Authority
Industrial Laser Solutions LLC,
Series 2003, AMT,
LOC: Wachovia Bank N.A.
4.080% 05/01/18(a)	2,700,000	2,700,000
Leggett & Platt, Inc. Project,
Series 1992 A, AMT,
LOC: Wachovia Bank of Georgia
4.190% 06/01/27(a)	3,900,000	3,900,000
OBH, Inc.,
Series 1999 B, AMT:
4.010% 12/01/18(a)	34,870,000	34,870,000
4.010% 12/01/28(a)	9,350,000	9,350,000
GA Gainesville Hall County
Fieldale Farms Corp.,
Series 2002, AMT,
LOC: Wachovia Bank N.A.
4.030% 08/01/27(a)	1,500,000	1,500,000
GA Gwinnett County Development Authority Certificates of Participation,
Series 2004,
Insured: MBIA
4.010% 01/01/21(a)	5,440,000	5,440,000
GA Gwinnett County Development Authority Industrial Development Revenue
Maltese Signs, Inc.,
Series 2000, AMT,
LOC: SunTrust Bank
4.090% 02/01/15(a)	1,800,000	1,800,000
GA Houston County Development Authority
Perdue Farms, Inc.,
Series 2005, AMT,
LOC: SunTrust Bank
4.040% 01/01/18(a)	6,000,000	6,000,000
GA Kennesaw Development Authority Housing
Walton Ridenour Apartments Project,
Series 2004, AMT,
LOC: SunTrust Bank
4.040% 04/01/37(a)	5,000,000	5,000,000
GA Ports Authority
Series 2003, AMT,
LOC: SunTrust Bank
4.040% 10/01/23(a)	3,400,000	3,400,000
GA Private Colleges & Universities Authority
Mercer University Project,
Series 2003,
LOC: Branch Banking & Trust
4.020% 10/01/32(a)	7,205,000	7,205,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
GEORGIA – (continued)
GA Stephens County Development Authority
Series 2005, AMT,
LOC: Provident Bank
4.090% 02/01/20(a)	2,835,000	2,835,000
GA Thomasville Payroll Development Authority
Scruggs Co. Project,
Series 2000,
LOC: First Union National Bank
4.130% 08/01/10(a)	475,000	475,000
GA Union County Development Authority
Applewood Doors & Windows,
Series 2005, AMT,
LOC: Branch Banking & Trust
4.110% 12/01/22(a)	3,585,000	3,585,000
GA Urban Residential Finance Authority
Lindbergh City Center Apartment,
Series 2004,
LOC: Regions Bank
4.040% 11/01/44(a)	7,500,000	7,500,000
GA Wayne County Industrial Development Authority
Absorption Corp.
Series 2004, AMT,
LOC: Branch Banking & Trust
4.110% 09/01/19(a)	4,700,000	4,700,000
GEORGIA TOTAL		364,745,000
GUAM – 0.0%
GU International Airport Authority
Series 2003 C, AMT,
Insured: MBIA,
5.000% 10/01/06	1,250,000	1,253,728
GUAM TOTAL		1,253,728
HAWAII – 0.4%
HI ABN AMRO Munitops Certificates Trust
Series 2004,
Insured: MBIA
4.020% 07/01/12(a)	12,000,000	12,000,000
HI Airports System Revenue
Series 2004, AMT:
4.050% 01/01/10(a)	2,660,000	2,660,000
Insured: FGIC
4.050% 01/01/10(a)	1,690,000	1,690,000
Series 2006, AMT,
Insured: FGIC,
LIQ FAC: Lehman Liquidity Co.
4.060% 07/01/14(a)	5,470,000	5,470,000
HI Honolulu City & County
Multi-Family Revenue,
Series 2005 PT-3151,
Insured: GNMA,
SPA: Merrill Lynch Capital Services
4.040% 06/20/35(a)	4,175,000	4,175,000

Par ($)	Value ($)

Municipal Bonds – (continued)
HAWAII – (continued)
HI State
Series 2004,
Insured: MBIA
4.010% 10/01/24(a)	3,970,000	3,970,000
HAWAII TOTAL		29,965,000
IDAHO – 2.9%
ID Eagle Industrial Development Corp.
Rose Cottage LLC,
Series 2001, AMT,
LOC: Wells Fargo Bank N.A.
4.170% 09/01/21(a)	4,160,000	4,160,000
ID Health Facilities Authority
St. Lukes Regional Medical Center,
Series 2000,
Insured: FSA,
SPA: Harris Trust & Savings Bank
4.050% 07/01/30(a)	60,380,000	60,380,000
ID Housing & Finance Association
Series 2002 A-38, AMT,
LOC: Wachovia Bank N.A.
4.060% 07/01/32(a)	4,100,000	4,100,000
Series 2002 B-1, AMT,
LOC: Bayerische Landesbank Girozentrale
4.030% 07/01/33(a)	10,495,000	10,495,000
Series 2002 D, AMT,
SPA: Bayerische Landesbank
4.030% 07/01/33(a)	13,485,000	13,485,000
Single Family Mortgage Revenue:
Series 2003 C, AMT,
SPA: Bayerische Landesbank
4.030% 07/01/34(a)	9,600,000	9,600,000
Series 2004 C, AMT,
LIQ FAC: Lloyds TSB Bank PLC
4.030% 01/01/36(a)	14,195,000	14,195,000
Series 2004 D,
LIQ FAC: Lloyds TSB Bank PLC
4.030% 01/01/36(a)	18,900,000	18,900,000
Series 2005 B, AMT,
SPA: Lloyds TSB Bank PLC
4.030% 07/01/36(a)	18,650,000	18,650,000
Series 2005 D, AMT,
SPA: Lloyds TSB Bank PLC
4.030% 01/01/37(a)	8,900,000	8,900,000
Series 2005 E,
LOC: Lloyds TSB Bank PLC
4.030% 01/01/37(a)	9,450,000	9,450,000
Series 2006 B, AMT,
SPA: Lloyds TSB Bank PLC
4.030% 07/01/37(a)	15,000,000	15,000,000
Series 2006 C, AMT,
SPA: Lloyds TSB Bank PLC
4.030% 01/01/38(a)	15,000,000	15,000,000
Series 2006, AMT,
SPA: Lloyds TSB Bank PLC
4.030% 07/01/37(a)	9,650,000	9,650,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
IDAHO – (continued)
ID Power County Industrial Development Revenue
FMC Corp.,
Series 2001, AMT,
LOC: Wachovia Bank N.A
4.030% 04/01/14(a)	12,500,000	12,500,000
IDAHO TOTAL		224,465,000
ILLINOIS – 4.2%
IL Addison Industrial Development Revenue
Series 1996, AMT,
LOC: LaSalle Bank N.A.
4.140% 07/01/21(a)	1,795,000	1,795,000
IL Boone McHenry & Dekalb Counties Community Unit School District No. 100
Series 2005 PZ-50,
Insured: MBIA,
LIQ FAC: Merrill Lynch Capital Services
4.040% 12/01/23(a)	3,010,000	3,010,000
IL Chicago Enterprise Zone Revenue
Gas Plus, Inc.,
Series 2002, AMT,
LOC: Northern Trust Co.
4.280% 11/01/22(a)	1,450,000	1,450,000
IL Chicago Heights Industrial Development Revenue
Series 1998 A, AMT,
LOC: Fifth Third Bank
4.060% 12/01/18(a)	1,140,000	1,140,000
IL Chicago Industrial Development Revenue
Bullen Midwest Inc.,
Series 1997, AMT,
4.120% 11/01/17(a)	1,040,000	1,040,000
Eli’s Chicago’s Finest Inc.,
Series 1996, AMT,
LOC: LaSalle Bank
4.050% 11/01/26(a)	1,300,000	1,300,000
Flying Food Fare Midway,
Series 1999, AMT,
LOC: Harris Trust & Savings Bank
4.100% 12/01/28(a)	5,100,000	5,100,000
IL Chicago Multi-Family Housing Revenue
Concordia Place Apartments LP,
Series 2003, AMT,
LOC: Harris Trust & Savings Bank
4.030% 07/01/34(a)	13,680,000	13,680,000
Lincoln Village LLC,
Series 2006, AMT,
LOC: Harris N.A.
4.030% 06/01/40(a)	8,437,000	8,437,000
North Larabee LP,
Series 2001 B,
LOC: Harris Trust & Savings Bank
4.110% 04/01/09(a)	2,000,000	2,000,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
ILLINOIS – (continued)
North Larrabee LP,
Series 2001 A, AMT,
LOC: Harris Trust & Savings Bank
4.110% 04/01/36(a)	1,470,000	1,470,000
Renaissance Saint Luke LP,
Series 2004 A, AMT,
LOC: Harris Trust & Savings Bank
4.110% 01/01/39(a)	3,760,000	3,760,000
IL Chicago O’Hare International Airport
Air France,
Series 1991, AMT,
LOC: Societe Generale
4.050% 05/01/18(a)	8,200,000	8,200,000
Series 1997, AMT,
Insured: AMBAC,
LOC: Merrill Lynch Capital Services, Inc.
4.050% 01/01/16(a)	17,150,000	17,150,000
Series 2003, AMT,
Insured: FSA:
4.050% 07/01/11(a)	5,500,000	5,500,000
4.050% 01/01/22(a)	5,200,000	5,200,000
Series 2003,AMT,
Insured: MBIA
4.050% 07/01/08(a)	3,130,000	3,130,000
Series 2003,
Insured: FSA
4.050% 07/01/11(a)	9,995,000	9,995,000
Series 2004,
Insured: MBIA
4.050% 01/01/17(a)	4,000,000	4,000,000
IL Chicago Solid Waste Disposal Facility Revenue
Groot Industries, Inc.,
Series 1995, AMT,
LOC: JPMorgan Chase Bank
4.140% 12/01/15(a)	1,100,000	1,100,000
IL Chicago Wastewater Transmission Revenue
Series 2004,
Insured: MBIA
4.040% 01/01/22(a)	1,685,000	1,685,000
IL Chicago Water System
3.600% 08/10/06	20,000,000	20,000,000
IL City of Bloomington
Series 2005, AMT,
SPA: Merrill Lynch Capital Services
4.100% 01/01/44(a)	4,395,000	4,395,000
IL Cook County
Series 2003,
Insured: MBIA
4.010% 11/15/21(a)	2,795,000	2,795,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
ILLINOIS – (continued)
IL Development Finance Authority Industrial Development Revenue
Campagna-Turano Bakery,
Series 2000, AMT,
LOC: American National Bank & Trust
4.250% 08/01/25(a)	1,330,000	1,330,000
Clingan Steel, Inc.,
Series 2003, AMT,
LOC: LaSalle National Bank
4.250% 12/01/23(a)	3,950,000	3,950,000
Feltes Sand & Grave Co.,
Series 2003, AMT,
LOC: LaSalle Bank N.A.
4.050% 12/01/18(a)	3,380,000	3,380,000
Forty Foot High Realty LLC,
Series 2002, AMT,
LOC: National City Bank
4.090% 12/01/27(a)	4,310,000	4,310,000
HSU Properties LLC
Series 2003, AMT,
LOC: Fifth Third Bank
4.060% 08/01/33(a)	1,015,000	1,015,000
Knead Dough Banking Co.,
Series 2000, AMT,
LOC: Bank One N.A.
4.250% 09/01/25(a)	1,035,000	1,035,000
Rainbow Graphics, Inc.,
Series 2003, AMT,
Bank One N.A.
4.250% 08/01/23(a)	2,340,000	2,340,000
Royal Continental Box,
Series 1995 B, AMT,
LOC: LaSalle National Bank
4.050% 04/01/10(a)	1,250,000	1,250,000
Ruebenson Real Estate LLC,
Series 1999 A,
LOC: National City Bank N.A.
4.090% 06/01/24(a)	3,905,000	3,905,000
Series 1990 A, AMT,
LOC: Bank One Kentucky N.A.
4.170% 01/01/10(a)	3,100,000	3,100,000
Unique Building Corp.,
Series 1989, AMT,
LOC: American National Bank & Trust Co.
4.190% 05/01/19(a)	2,800,000	2,800,000
WM Plastics Project,
Series 2001, AMT,
LOC: LaSalle Bank N.A.
4.050% 08/01/26(a)	4,100,000	4,100,000
IL Development Finance Authority
Affordable Housing Revenue,
Lake Towers Associates II LP,
Series 1997, AMT,
LOC: Bank One N.A.
4.080% 04/15/37(a)	2,465,000	2,465,000
Groot Industries, Inc.,
Series 2003,
LOC: Bank One N.A.
4.140% 12/01/23(a)	5,130,000	5,130,000
Jewish Council Youth Service,
Series 2003,
LOC: Harris Trust Bank
4.060% 09/01/28(a)	1,100,000	1,100,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
ILLINOIS – (continued)
Lifesource Project,
Series 2000,
LOC: PNC Bank N.A.
3.990% 06/01/20(a)	5,900,000	5,900,000
Multi-Family Revenue,
West Chicago Senior Apartment,
Series 2003, AMT,
LOC: Citibank N.A.
4.070% 02/01/38(a)	6,700,000	6,700,000
Sexton Energy,
Series 2003, AMT,
LOC: Fifth Third Bank
4.040% 10/01/23(a)	7,500,000	7,500,000
IL Educational Facilities Authority
Chaplin Hall Center Children Project,
Series 2003,
3.990% 07/01/24(a)	3,045,000	3,045,000
National Louis University,
Series 1999 A,
LOC: America National Bank & Trust
3.990% 06/01/29(a)	10,750,000	10,750,000
IL Elgin Industrial Development Revenue
Nelson Graphic, Inc. Project
Series 2000, AMT,
4.050% 05/01/20(a)	2,045,000	2,045,000
IL Elmhurst Industrial Development Revenue
John Sakash Co. Project
Series 2000, AMT,
LOC: Citibank N.A.
4.050% 02/01/25(a)	1,800,000	1,800,000
IL Finance Authority Industrial Development Revenue
Merug LLC,
Series 2004 A,
LOC: JPMorgan Chase Bank
4.250% 12/01/18(a)	2,330,000	2,330,000
Series 2005, AMT,
LOC: National City Bank
4.090% 11/01/18(a)	1,295,000	1,295,000
IL Finance Authority
Multi-Family Revenue,
Waterton Vistas II LLC,
Series 2004, AMT,
Insured: FNMA
4.050% 10/15/34(a)	8,500,000	8,500,000
Plymouth Place, Inc.,
Series 2005 C,
LOC: LaSalle Bank N.A.
3.980% 05/15/37(a)	18,300,000	18,300,000
IL Freeport
Multi-Family Revenue,
Series 2005, AMT,
LIQ FAC: Merrill Lynch Capital Services
4.100% 01/01/44(a)	3,995,000	3,995,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
ILLINOIS – (continued)
IL Gurnee Industrial Development Revenue
Kenall Manufacturing Co.,
Series 1998,
4.110% 03/01/18(a)	810,000	810,000
IL Housing Development Authority
Multi-Family Revenue:
Mattoon Towers Associates II,
Series 2004, AMT,
LOC: First National Bank
4.020% 01/01/34(a)	3,300,000	3,300,000
Pontiac Tower Associates III,
Series 2005, AMT,
LOC: Harris N.A.
4.040% 09/01/35(a)	4,500,000	4,500,000
Series 2006 C, AMT,
Insured: FGIC,
SPA: DEPFA Bank PLC
4.080% 07/01/41(a)	5,660,000	5,660,000
Spring Creek Associates,
Series 2004, AMT,
LOC: LaSalle Bank N.A.
4.030% 04/01/34(a)	6,255,000	6,255,000
IL Industrial Development Revenue
Enterprise Center X Project,
Series 1992, AMT,
Insured: LaSalle National Bank
4.050% 06/01/22(a)	4,300,000	4,300,000
IL Lombard Village Industrial Projects
B&H Partnership Project,
Series 1995,
LOC: LaSalle Bank N.A.
4.370% 10/01/13(a)	1,500,000	1,500,000
IL McLean & Woodford Counties School District No. 005
Series 2003,
Insured: FSA
4.010% 12/01/09(a)	9,740,000	9,740,000
IL Metropolitan Pier & Exposition Authority Dedicated State Tax
Series 2004,
Insured: FGIC
4.040% 05/22/24(a)	8,260,000	8,260,000
IL New Lenox Industrial Development Revenue
Panduit Corp.,
Series 1990, AMT,
LOC: Fifth Third Bank:
1.000% 07/01/15(a)	700,000	700,000
4.020% 07/01/15(a)	4,500,000	4,500,000
IL Orland Park Industrial Development Revenue
Panduit Corp.,
Series 1996, AMT,
LOC: Fifth Third Bank
4.020% 04/01/31(a)	2,500,000	2,500,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
ILLINOIS – (continued)
IL Palos Hills Multi-Family Housing Revenue
Green Oaks Project,
Series 1998, AMT,
4.050% 08/01/29(a)	3,670,000	3,670,000
IL Savanna Industrial Development Revenue
Metform Corp. Project,
Series 1994 B, AMT,
LOC: Bank One N.A.
4.250% 06/01/09(a)	1,700,000	1,700,000
IL Skokie Industrial Development Revenue
Series 2003, AMT,
LOC: LaSalle Bank N.A.
4.090% 12/01/33(a)	2,400,000	2,400,000
IL Tinley Park Industrial Development Revenue
8300 West 185th Street LLC,
Series 1997 A, AMT,
LOC: American National Bank & Trust
4.150% 09/01/17(a)	1,940,000	1,940,000
IL University Certificates of Participation
Series 2004,
Insured: FGIC
4.010% 03/01/11(a)	5,250,000	5,250,000
IL Upper River Valley Development Authority Industrial Development Revenue
Clover Properties LLC Project,
Series 2000, AMT,
LOC: LaSalle Bank N.A.
4.050% 07/01/20(a)	2,175,000	2,175,000
IL Urbana Multi-Family Housing Revenue
Prarie Green II Apartment Project,
Series 2000, AMT,
LOC: LaSalle Bank N.A.
4.050% 06/01/29(a)	1,365,000	1,365,000
IL Will County Community School District No. 161 Summit Hill
Series PT-2862,
Insured: FGIC,
LOC: Merrill Lynch Capital Services
4.010% 01/01/25(a)	14,905,000	14,905,000
ILLINOIS TOTAL		326,132,000
INDIANA – 2.3%
IN Allen County Multi-Family Housing Redevelopment
Woodland Crest Hill Project,
Series 1999, AMT,
4.250% 08/01/17(a)	2,800,000	2,800,000
IN Bloomington Multi-Family Revenue
Willow Manor Apartments Project,
Series 2002, AMT,
LOC: Fifth Third Bank
4.060% 11/01/32(a)	2,765,000	2,765,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
INDIANA – (continued)
IN Burns Harbor Economic Development Revenue
Dennen Steel Corp.,
Series 2003, AMT,
LOC: Standard Federal Bank
4.050% 12/01/23(a)	1,630,000	1,630,000
IN Development Finance Authority
Economic Development Revenue,
Berry Holdings Co. LLC,
Series 1999, AMT,
LOC: Bank One N.A.
4.270% 01/01/09(a)	460,000	460,000
IN Elkhart Economic Development Revenue
Crossroads Apartments LLC,
Series 1998 A, AMT,
LOC: FHLB
4.190% 04/01/28(a)	800,000	800,000
Vahala Foam Enterprises Project,
Series 2002, AMT,
LOC: Bank One N.A.
4.250% 09/01/17(a)	1,500,000	1,500,000
IN Elkhart Industrial Development Revenue
Kibbe Properties LLC,
Series 2002, AMT,
LOC: National City Bank of Indiana
4.090% 06/01/27(a)	1,900,000	1,900,000
IN Evansville Economic Development Revenue
B & M Plastics, Inc. Project,
Series 2002, AMT,
LOC: Fifth Third Bank N.A.
4.060% 12/01/17(a)	1,660,000	1,660,000
IN Finance Authority
Psi Energy, Inc.,
Series 2005 B, AMT,
LOC: Calyon Bank
4.030% 10/01/40(a)	10,500,000	10,500,000
Series 2005, AMT,
LOC: National City Bank
4.090% 10/01/12(a)	4,000,000	4,000,000
IN Garrett Economic Development Revenue
Series 2005, AMT,
LOC: National City Bank
4.090% 01/01/21(a)	5,625,000	5,625,000
IN Gibson County Pollution Control Revenue
Toyota Motor Manufacturing Project:
Series 1997, AMT,
4.020% 10/01/27(a)	5,000,000	5,000,000
Series 1999, AMT,
4.020% 01/01/29(a)	7,000,000	7,000,000
Series 2000 A, AMT:
4.020% 01/01/28(a)	10,000,000	10,000,000
4.020% 01/01/30(a)	6,300,000	6,300,000
Series 2001 B, AMT,
4.020% 09/01/31(a)	5,000,000	5,000,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
INDIANA – (continued)
IN Greencastle Economic Development Revenue
Crown Equipment Corp. Project,
Series 1996, AMT,
LOC: Key Bank N.A.
4.050% 02/01/11(a)	2,000,000	2,000,000
Round Barn Manor Project,
Series 2003 A, AMT,
4.050% 01/01/28(a)	3,182,000	3,182,000
IN Health & Educational Facilities Finance Authority
Jackson County Schneck Memorial,
Series 2006 B,
LOC: Fifth Third Bank
4.040% 02/15/36(a)	8,000,000	8,000,000
IN Health Facility Financing Authority
Ascension Health,
Series 2005 A,
5.000% 05/01/07	13,160,000	13,278,440
Cardinal Center, Inc. Project,
Series 1996 A,
LOC: Key Bank N.A.
4.040% 12/01/16(a)	460,000	460,000
IN Housing & Community Development Authority
Series 2005 B-3, AMT,
SPA: DEPFA Bank PLC
4.040% 07/01/36(a)	17,000,000	17,000,000
IN Housing Finance Authority
Multi-Family Revenue,
Series 1997 M-A, AMT,
LOC: FHLB
4.060% 01/01/29(a)	8,212,000	8,212,000
IN Indianapolis Local Public Improvement Bond Bank
Series 2006 B,
4.500% 07/06/06	24,325,000	24,329,094
IN Indianapolis Multi-Family Revenue
Nora Commons LP,
Series 2004 A, AMT,
LOC: ABN AMRO Bank N.V.
4.050% 12/01/39(a)	7,000,000	7,000,000
IN Jeffersonville Economic Development Revenue
Series 2001, AMT,
LOC: Fifth Third Bank
4.060% 08/01/21(a)	2,665,000	2,665,000
Series 2003, AMT,
LOC: National City Bank of Kentucky
4.090% 04/01/23(a)	5,085,000	5,085,000
IN Lagrange Economic Development Revenue
LA Investments LLC,
Series 1999, AMT,
LOC: Bank One Indiana N.A.
4.250% 08/01/13(a)	1,000,000	1,000,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
INDIANA – (continued)
IN St. Joseph County Economic Development Revenue
Pine Oak Apartments LP,
Series 1997 A, AMT,
LOC: FHLB
4.090% 06/01/27(a)	2,365,000	2,365,000
IN Transportation Finance Authority
Highway Revenue,
Series 2004,
Insured: FGIC:
4.010% 12/01/14(a)	5,400,000	5,400,000
4.010% 12/01/25(a)	5,990,000	5,990,000
IN Washington County Industrial Economic Development Revenue
Series 2001,AMT,
LOC: National City Bank of Indiana
4.090% 08/01/16(a)	4,330,000	4,330,000
INDIANA TOTAL		177,236,534
IOWA – 1.1%
IA Clinton Industrial Development Revenue
Series 1991, AMT,
LOC: Northern Trust Co.
4.080% 09/01/06(a)	500,000	500,000
Series 2004,
LOC: Northern Trust Co.
4.080% 12/01/22(a)	4,500,000	4,500,000
Sethness Products Co.,
Series 1996, AMT,
LOC: Northern Trust Co.
4.080% 09/01/11(a)	2,500,000	2,500,000
IA Finance Authority Industrial Development Revenue
Ramsgate Corp.,
Series 2002, AMT,
LOC: US Bank N.A.
4.070% 12/01/22(a)	5,550,000	5,550,000
US Filter Operating Services, Inc.,
Series 2001 A,
LOC: Societe Generale
4.060% 11/01/17(a)	3,720,000	3,720,000
IA Finance Authority
Retirement Community Revenue,
Deerfield Retirement,
Series 2003 A,
LOC: LaSalle Bank N.A.
3.980% 12/01/33(a)	15,000,000	15,000,000
Single Family Mortgage Revenue:
Series 2002 A-46, AMT,
4.060% 07/01/24(a)	6,055,000	6,055,000
Series 2003 F,
Insured: GNMA/FNMA,
LOC: Wells Fargo Bank N.A.
4.030% 01/01/33(a)	5,405,000	5,405,000
Series 2004 B, AMT,

	Par ($)	Value ($)
Municipal Bonds – (continued)
IOWA – (continued)
Insured: GNMA/FNMA,
SPA: DEFPA Bank PLC
4.030% 07/01/34(a)	12,500,000	12,500,000
Series 2004, AMT,
Insured: GNMA/FNMA
4.030% 07/01/34(a)	11,000,000	11,000,000
Series 2006 F, AMT,
Insured: GNMA/FNMA,
LIQ FAC: State Street Bank & Trust
3.770% 07/01/36(a)	12,000,000	12,000,000
IA Linn County Industrial Development Revenue
Swiss Valley Farms Co.,
Series 2001,
LOC: Wells Fargo Bank N.A.
4.070% 05/01/21(a)	4,500,000	4,500,000
IA West Burlington Industrial Development Revenue
Borhi Oil Hydraulic,
Series 2001 B, AMT,
LOC: American National Bank & Trust
4.250% 01/01/11(a)	1,000,000	1,000,000
IOWA TOTAL		84,230,000
KANSAS – 0.5%
KS Development Finance Authority
Exempt Facilities Revenue,
Seaboard Project
Series 1995 A, AMT,
LOC: Bank of New York
4.050% 12/01/25(a)	9,200,000	9,200,000
Multi-Family Revenue,
Delaware Highlands,
Series 2005 C, AMT,
LOC: Arvest Bank,
4.070% 12/01/36(a)	2,200,000	2,200,000
Village Shalom, Inc.,
Series 1998,
LOC: LaSalle Bank N.A.
4.040% 11/15/28(a)	4,820,000	4,820,000
KS Fredonia Revenue
Systech Environmental Corp.,
Series 1989, AMT,
LOC: Banque National de Paris
4.030% 02/01/07(a)	5,400,000	5,400,000
KS Sedgwick & Shawnee County
Single Family Revenue,
Series 2002,
4.040% 12/01/14(a)	765,000	765,000
KS Wichita City
OBH, Inc.,
Series 1999, AMT,
4.010% 04/01/15(a)	18,670,000	18,670,000
KANSAS TOTAL		41,055,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
KENTUCKY — 2.0%
KY ABN AMRO Munitops Certificates Trust
Series 2005,
Insured: FGIC
4.010% 05/15/12(a)	9,995,000	9,995,000
KY Bardstown
Linpac Materials Handling,
Series 2000, AMT,
LOC: Bank of the West
4.120% 10/01/19(a)	4,650,000	4,650,000
KY Campbellsville-Taylor County Industrial Development Revenue
Airguard Industrial, Inc.,
Series 2001, AMT,
LOC: Northern Trust Co.
4.080% 05/01/31(a)	7,410,000	7,410,000
KY Carroll County Industrial Development Revenue
Kentucky Ladder Co.,
Series 1990,AMT,
LOC: Bankers Trust Co.
4.250% 09/01/10(a)	5,000,000	5,000,000
KY Danville Multi City Lease
3.660% 09/07/06	1,950,000	1,950,000
KY Daviess County Health Care Revenue
Wendell Fosters Campus for Development,
Series 2001, AMT,
LOC: National City Bank
4.040% 05/01/21(a)	3,875,000	3,875,000
KY Daviess County Industrial Building Revenue
Series 2003, AMT,
LOC: National Bank of Kentucky
4.090% 05/01/18(a)	3,945,000	3,945,000
KY Glasgow Industrial Building Revenue
Poly-Tech Corp.,
Series 1994,
LOC: Fifth Third Bank
4.060% 05/01/14(a)	2,040,000	2,040,000
KY Greenup County
Pathways, Inc.,
Series 2004,
LOC: Fifth Third Bank
3.990% 12/01/18(a)	1,820,000	1,820,000
KY Hopkinsville
Series 2006, AMT,
LOC: Branch Banking & Trust
4.110% 06/01/26(a)	3,800,000	3,800,000
KY Housing Corp.
Clarksdale Rental I LP,
Series 2006 A, AMT,
LOC: PNC Bank Delaware,

	Par ($)	Value ($)
Municipal Bonds – (continued)
KENTUCKY — (continued)
4.050% 06/01/08(a)	6,725,000	6,725,000
Single Family Mortgage Revenue,
Series 2006, AMT,
SPA: Merrill Lynch Capital Services, Inc.,
GIC: Trinity Funding Co. LLC
4.050% 01/01/09(a)	15,485,000	15,485,000
KY Jefferson County Industrial Building Revenue
Dant Growth LLC,
Series 2002, AMT,
LOC: Bank One Kentucky N.A.
4.250% 09/01/22(a)	3,580,000	3,580,000
Seven Counties Services, Inc.,
Series 1996,
Bank One of Kentucky N.A.
3.990% 06/01/11(a)	650,000	650,000
KY Jefferson County Industrial Development Revenue
WHIP-Mix Corp.,
Series 1997, AMT,
LOC: National City Bank Kentucky
4.190% 06/01/12(a)	710,000	710,000
KY Jefferson County Retirement Home Revenue
Nazareth Library Project,
Series 1999,
LOC: Fifth Third Bank
3.990% 10/01/19(a)	13,290,000	13,290,000
KY Kenton County Airport Board
FlightSafety International, Inc.,
Series 2001 A, AMT:
1.000% 06/01/31(a)	4,600,000	4,600,000
4.010% 06/01/21(a)	17,900,000	17,900,000
KY Kenton County Industrial Building Revenue
Baptist Convalescent Center,
Series 1998,
LOC: Fifth Third Bank
4.000% 07/01/18(a)	1,045,000	1,045,000
Series 2002,
LOC: Fifth Third Bank
4.060% 04/01/17(a)	2,740,000	2,740,000
KY Lexington-Fayette Urban County Airport Corp.
Series 1998 A, AMT,
Insured: MBIA,
LOC: Dexia Credit Local
4.130% 07/01/28(a)	100,000	100,000
KY Lexington-Fayette Urban County Educational Facilities Revenue
Series 2003,
3.990% 05/01/25(a)	2,390,000	2,390,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
KENTUCKY — (continued)
KY Louisville & Jefferson County Metropolitan Government
First Trust Restoration Partners,
Series 2005 A, AMT,
LOC: Regions Bank
4.070% 01/01/11(a)	1,820,000	1,820,000
KY Minor Lane Heights Solid Waste Disposal Revenue
Waste Management Kentucky LLC Project,
Series 2003, AMT,
LOC: Wachovia Bank N.A.
4.050% 03/01/21(a)	6,000,000	6,000,000
KY Property & Buildings Commission
Series 2005 A,
Insured: FSA,
LIQ FAC: IXIS Municipal Products, Inc.
4.000% 10/01/19(a)	14,975,000	14,975,000
KY Roaring Fork Municipal Products LLC
Series 2003 Class A, AMT,
Insured: FSA,
SPA: Bank of New York
4.120% 07/01/17(a)	8,605,000	8,605,000
KY Rural Economic Development Authority Revenue
Heaven Hill Project,
Series 1991, AMT,
LOC: PNC Bank N.A.
4.050% 10/01/16(a)	2,000,000	2,000,000
KY Shelby Industrial Building Revenue
Shelby Trust Co., Inc.,
Series 1998, AMT,
LOC: Fifth Third Bank
4.060% 06/01/18(a)	2,230,000	2,230,000
KY West Buechel Industrial Building Revenue
Berby Fabricating LLC Project,
Series 2004, AMT,
LOC: Fifth Third Bank
4.060% 06/01/24(a)	2,100,000	2,100,000
KENTUCKY TOTAL		151,430,000
LOUISIANA – 0.9%
LA Calcasieu Parish, Inc. Industrial Development Board
Citgo Petroleum Corp.,
Series 1996, AMT,
LOC: Natexis Banque Populair
4.040% 07/01/26(a)	33,400,000	33,400,000
Hydroserve Westlake Project,
Series 1999, AMT,
LOC: Bank One Chicago N.A.
4.080% 12/01/24(a)	5,100,000	5,100,000
LA Denham Springs-Livingston Housing & Mortgage Finance Authority
Series 2004 A,
4.280% 12/01/07(a)	4,000,000	4,000,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
LOUISIANA – (continued)
LA Local Government Environmental Facilities & Community Development Authority
Academy of Sacred Heart,
Series 2004,
LOC: Whitney National Bank,
LOC: SunTust Bank
4.040% 01/01/24(a)	4,000,000	4,000,000
LA State
Series 2005 MT-158,
Insured: AMBAC,
LIQ FAC: BNP Paribas
3.140% 10/15/18(a)(b)	20,920,000	20,920,000
LOUISIANA TOTAL		67,420,000
MAINE – 0.1%
ME Housing Authority
General Housing Revenue,
Series 2005, AMT,
LIQ FAC: Landesbank Hessen-Thuringen
4.050% 12/01/10(a)	3,990,000	3,990,000
MAINE TOTAL		3,990,000
MARYLAND – 0.8%
MD Carroll County Commissioners Economic Development Revenue
Shelter System Limited Facility,
Series 2004, AMT,
LOC: Branch & Banking Trust
4.110% 07/01/24(a)	5,350,000	5,350,000
MD Community Development Administration Department Housing & Community Development
Fort Washington Manor LP,
Series 2005 A, AMT,
LOC: Citibank N.A.
4.010% 11/15/38(a)	10,000,000	10,000,000
Series 2005 G, AMT,
3.200% 11/24/06	23,205,000	23,205,000
MD Montgomery County Housing Opportunites Commission
Series 2006, AMT,
SPA: Danske Bank
4.070% 02/01/40(a)	11,985,000	11,985,000
MD Montgomery County Housing Opportunities Commission
Series 2005 F, AMT,
4.500% 12/29/06	9,500,000	9,548,127
MARYLAND TOTAL		60,088,127
MICHIGAN – 4.8%
MI Eastern Michigan University
Series 2006 A,
Insured: XLCA,
SPA: Dexia Credit Local
4.040% 06/01/36(a)	5,400,000	5,400,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
MICHIGAN – (continued)
MI Housing Development Authority
Multi-Family Revenue,
Canterbury Project,
Series 2003 A, AMT,
LOC: LaSalle Bank
4.040% 06/01/38(a)	9,500,000	9,500,000
Rental Housing Revenue,
Series 2000 A, AMT,
Insured: MBIA,
LIQ FAC: Morgan Guaranty Trust Co.
4.020% 10/01/37(a)	39,545,000	39,545,000
Series 2006 A, AMT,
Insured: FSA,
SPA: Fortis Bank SA
4.050% 10/01/40(a)	19,195,000	19,195,000
Series 2006 B, AMT,
SPA: DEPFA Bank PLC
4.060% 06/01/30(a)	20,000,000	20,000,000
Single Family Mortgage Revenue,
Series 2005 B, AMT:
LOC: DEPFA Bank PLC
4.060% 06/01/30(a)	20,870,000	20,870,000
SPA: DEPFA Bank PLC
4.060% 12/01/25(a)	13,635,000	13,635,000
MI Roaring Fork Municipal Products LLC
Series 2003, AMT,
Insured: AMBAC,
SPA: Bank of New York
4.120% 03/01/24(a)	10,035,000	10,035,000
MI State
Series 2005,
LIQ FAC: Lehman Liquidity Co.
3.960% 09/29/06(a)	8,525,000	8,525,000
MI Strategic Fund Limited Obligation
American Autocoat, Inc.,
Series 2002, AMT,
LOC: Fifth Third Bank
4.060% 10/01/22(a)	5,970,000	5,970,000
B & C Leasing LLC,
Series 1999, AMT,
LOC: LaSalle Bank
4.040% 07/01/24(a)	2,600,000	2,600,000
Home, Inc.,
Series 2002, AMT,
LOC: Fifth Third Bank
4.060% 11/01/22(a)	2,010,000	2,010,000
LRV Enterprises LLC,
Series 1996, AMT,
LOC: National City Bank
4.190% 09/01/21(a)	575,000	575,000
Michigan Turkey Producers,
Series 2000 A, AMT,
LOC: Fifth Third Bank
4.060% 05/01/15(a)	1,600,000	1,600,000
Series 1999, AMT,
LOC: National City Bank
4.140% 06/01/24(a)	1,110,000	1,110,000
Series 2000, AMT,
LOC: KeyBank N.A.
1.000% 07/01/20(a)	2,130,000	2,130,000
Series 2003, AMT:
LOC: Fifth Third Bank

	Par ($)	Value ($)
Municipal Bonds – (continued)
MICHIGAN – (continued)
4.060% 08/01/23(a)	1,000,000	1,000,000
LOC: National City Bank
4.090% 12/01/28(a)	3,005,000	3,005,000
MI Strategic Fund Solid Waste Disposal Revenue
Grayling Generating,
Series 1990, AMT,
LOC: Barclays Bank of New York
4.010% 01/01/14(a)	14,300,000	14,300,000
MI Wayne Charter County Airport Authority
Series 2002 A, AMT,
Insured: FGIC
4.030% 12/01/32(a)	140,320,000	140,320,000
MI Wayne County Airport Authority
Series 2005 MT-115,
Insured: MBIA,
LIQ FAC: Svenska Handelsbank
4.050% 12/01/17(a)	18,140,000	18,140,000
Series 2005 PT-2667, AMT,
Insured: MBIA,
LIQ FAC: Merrill Lynch Capital Services
4.050% 12/01/23(a)	18,330,000	18,330,000
Series 2005, AMT,
Insured: MBIA,
LIQ FAC: Citibank N.A.
4.060% 12/01/34(a)	6,600,000	6,600,000
Series 2006, AMT,
Insured: MBIA,
LIQ FAC: Citibank N.A.
4.060% 12/01/29(a)	5,900,000	5,900,000
MICHIGAN TOTAL		370,295,000
MINNESOTA – 1.1%
MN Eden Prairie Industrial Development Revenue
SWB LLC,
Series 2000 A, AMT,
LOC: US Bank N.A.
4.170% 11/01/20(a)	2,035,000	2,035,000
MN Higher Education Facilities Authority Revenue
Hamline University,
Series 2005 6-E1,
LOC: Harris Bank N.A.
3.990% 10/01/16(a)	3,900,000	3,900,000
MN Housing Finance Agency
Residential Housing Revenue:
Series 2005 I, AMT,
SPA: Lloyds TSB Bank PLC
4.030% 01/01/36(a)	39,910,000	39,910,000
Series 2006 C, AMT,
SPA: State Street Bank & Trust Co.
4.030% 01/01/37(a)	11,735,000	11,735,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
MINNESOTA – (continued)
MN Minneapolis Multi-Family Housing Revenue
Driftwood Apartments,
Series 2002, AMT,
LOC: U.S. Bank
4.070% 10/01/24(a)	2,000,000	2,000,000
Gateway Real Estate,
Series 2002, AMT,
LOC: LaSalle Bank
4.020% 10/01/32(a)	3,000,000	3,000,000
MN Minneapolis St. Paul Metropolitan Airports Commission
Airport Revenue:
Series 2004, AMT,
Insured: FGIC
4.050% 09/03/09(a)	11,670,000	11,670,000
Series 2005 PT-2834, AMT,
Insured: AMBAC,
LOC: Merrill Lynch Capital Services
3.590% 01/01/14(a)(b)	2,555,000	2,555,000
MN Springfield Industrial Development Revenue
OCHS Brick Co.,
Series 2001, AMT,
LOC: Wells Fargo Bank N.A.
4.120% 05/01/16(a)	4,110,000	4,110,000
MN Washington County Housing & Redevelopment Authority
Multi-Family Revenue,
Series 2005 MT-154,
LOC: FHLMC
4.040% 12/31/25(a)	7,000,000	7,000,000
MINNESOTA TOTAL		87,915,000
MISSISSIPPI – 0.1%
MS Business Finance Corp.
Hamlin Sheet Metal Co., Inc.:
Series 2005 A, AMT,
LOC: Branch Banking & Trust Co.
4.110% 03/01/15(a)	1,590,000	1,590,000
Series 2005, AMT,
LOC: Branch Banking & Trust Co.
4.110% 03/01/25(a)	2,235,000	2,235,000
Jackson Academy LLC,
Series 2005,
LOC: AmSouth Bank
4.000% 08/01/25(a)	7,500,000	7,500,000
MISSISSIPPI TOTAL		11,325,000
MISSOURI – 1.4%
MO ABN AMRO Munitops Certificate Trust
Series 2006,
Insured: FSA,
SPA: ABN AMBRO Bank N.V.
4.010% 03/01/14(a)	12,995,000	12,995,000
MO Development Finance Board Facilities Revenue
St. Louis Air Project,
Series 2000, AMT,
LOC: National Bank & Trust
4.050% 03/01/30(a)	1,500,000	1,500,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
MISSOURI – (continued)
MO Higher Education Loan Authority Student Loan Revenue
Series 1991 B, AMT,
Insured: MBIA
4.010% 03/01/20(a)	28,400,000	28,400,000
MO Industrial Development Authority
Multi-Family Housing Revenue,
Crook Creek Apartments II:
Series 2004 A, AMT,
LOC: LaSalle National Bank
4.040% 09/01/39(a)	5,600,000	5,600,000
Series 2004 B, AMT,
LOC: FHLB
4.080% 09/01/39(a)	750,000	750,000
MO Mountain Grove Industrial Development Authority
Health Care Facility Revenue,
Mountain Grove #1, Inc.,
Series 1997, AMT,
LOC: Wahovia Bank
4.020% 11/01/13(a)	1,830,000	1,830,000
MO Nodaway Industrial Development Authority
Educational Facilities Revenue,
Northwest Foundation, Inc.,
Series 2002,
LOC: U.S. Bank N.A.
4.010% 11/01/32(a)	4,040,000	4,040,000
MO SCA Tax Exempt Trust
Series 2005 PT-2525,
Insured: FSA,
LOC: Merrill Lynch Capital Services
4.020% 01/01/30(a)	8,740,000	8,740,000
MO St. Louis Industrial Development Authority
General Grant Apartments,
Series 2003, AMT,
LOC: U.S. Bank N.A.
4.090% 03/01/38(a)	19,730,000	19,730,000
Multi-Family Housing Revenue:
Metro Lofts Apartments,
Series 2003 A, AMT,
Insured: FNMA
4.020% 03/15/36(a)	13,250,000	13,250,000
Series 2006, AMT,
LIQ FAC: Merrill Lynch Capital Services
4.100% 12/01/45(a)	7,075,000	7,075,000
United States Tape & Label Corp.,
Series 1999, AMT,
LOC: LaSalle Bank N.A.
4.040% 08/01/19(a)	2,500,000	2,500,000
MO Wright City Industrial Revenue
Series 2002, AMT,
LOC: LaSalle Bank N.A.
4.020% 04/01/32(a)	2,000,000	2,000,000
MISSOURI TOTAL		108,410,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
MONTANA – 0.5%
MT Board Investment Resource Recovery Revenue
Colstrip Energy LP,
Series 1989, AMT,
LOC: Dexia Credit Local de France
4.070% 12/30/15(a)	41,150,000	41,150,000
MONTANA TOTAL		41,150,000
NEBRASKA – 0.5%
NE Educational Finance Authority
Creighton University,
Series 2003,
Insured: AMBAC,
SPA: JPMorgan Chase Bank
4.040% 03/01/33(a)	4,975,000	4,975,000
NE Investment Finance Authority
Single Family Housing Revenue,
Series 2005 D, AMT,
SPA: FHLB
4.030% 09/01/35(a)	20,900,000	20,900,000
NE Lancaster County Industrial Development Revenue
MLLC LLC,
Series 2000 A, AMT
LOC: Wells Fargo Bank N.A.
4.120% 11/01/20(a)	4,790,000	4,790,000
NE Washington County Industrial Development Revenue
Cargill Inc.,
Series 2000, AMT,
LOC: Wachovia Bank N.A.
4.020% 06/01/18(a)	6,800,000	6,800,000
NEBRASKA TOTAL		37,465,000
NEVADA – 1.0%
NV Clark County Airport Revenue
Series 2004, AMT,
Insured: FGIC
4.050% 07/01/22(a)	5,020,000	5,020,000
Series 2005 E-2,
Insured: FGIC,
LOC: Bayerische Landesbank
4.000% 07/01/36(a)	8,795,000	8,795,000
Series 2005,
Insured: AMBAC,
SPA: Deutsche Bank A.G.
4.010% 07/01/40(a)	3,440,000	3,440,000
NV Clark County Industrial Development Revenue
Series 2005,
Insured: FGIC
4.040% 12/01/12(a)	2,495,000	2,495,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
NEVADA – (continued)
NV Director of the State Department of Business & Industry Pollution Control Revenue
Barrick Gold Corp.,
Series 1999, AMT,
LOC: Royal Bank of Canada
4.020% 06/01/29(a)	11,500,000	11,500,000
NV Housing Division
City Center LP,
Series 2000 A, AMT,
LOC: Wachovia Bank N.A.
4.030% 07/01/32(a)	7,440,000	7,440,000
Sdashs Apartments Ltd.,
Series 2002 A, AMT,
LOC: Wachovia Bank N.A.
4.030% 04/01/35(a)	13,900,000	13,900,000
Series 1999 A, AMT,
LOC: U.S. Bank N.A.
4.030% 10/01/30(a)	5,670,000	5,670,000
Sonoma Palms LP,
Series 2005, AMT,
Insured: FNMA
4.030% 04/15/39(a)	16,300,000	16,300,000
NEVADA TOTAL		74,560,000
NEW HAMPSHIRE – 0.0%
NH Business Finance Authority Exempt Facilities Revenue
Waste Management of New Hampshire, Inc. Project,
Series 2000, AMT,
LOC: Wachovia Bank N.A.
4.030% 09/01/12(a)	3,500,000	3,500,000
NEW HAMPSHIRE TOTAL		3,500,000
NEW JERSEY – 0.3%
NJ State
Series 2005,
Insured: AMBAC,
SPA: Dexia Credit Local
3.680% 07/15/19(a)(b)	24,000,000	24,000,000
NEW JERSEY TOTAL		24,000,000
NEW MEXICO – 0.8%
NM Finance Authority
State Transition Revenue,
Series 2004,
4.010% 06/15/23(a)	5,190,000	5,190,000
NM Hospital Equipment Loan Council
Presbyterian Healthcare Services,
Series 2005 A,
Insured: FSA,
SPA: Citibank N.A.
3.980% 08/01/30(a)	33,975,000	33,975,000
NM Mortgage Finance Authority
Series 2006, AMT,
GIC: Trinity Funding Co. LLC
4.340% 03/01/41(a)	21,200,000	21,200,000
NEW MEXICO TOTAL		60,365,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
NEW YORK – 4.6%
NY Energy Research & Development Authority
Consolidated Edison Co.,
Series 2004 C-2, AMT,
LOC: Citibank N.A.
3.950% 11/01/39(a)	5,500,000	5,500,000
NY Housing Finance Agency
153rd Street Associates LLC,
Series 2003 A, AMT,
Insured: FNMA
4.010% 05/15/36(a)	28,100,000	28,100,000
240 East 39th Realty LLC,
Series 1997 A, AMT,
4.000% 05/15/30(a)	45,600,000	45,600,000
400 East 84th Street Associates,
Series 1995 A, AMT,
Insured: FNMA
4.010% 05/15/33(a)	26,600,000	26,600,000
Series 2006 A, AMT,
LOC: Landesbank Baden-Wurttemberg
4.000% 11/01/39(a)	75,000,000	75,000,000
NY Metropolitan Transportation Authority
Series 2006 A,
Insured: AMBAC,
LIQ FAC: Citibank N.A.
3.670% 11/15/30(a)(b)	10,000,000	10,000,000
NY New York City Housing Development Corp.
92nd Realty LLC,
Series 1999 A, AMT,
Insured: FNMA
4.020% 06/15/29(a)	15,000,000	15,000,000
Multi-Family Rental Housing Revenue,
Series 2004 A, AMT,
Insured: FNMA
4.020% 05/15/34(a)	47,585,000	47,585,000
One Columbus Place Partners LLC,
Series 1998 A, AMT,
Insured: FNMA
4.000% 11/15/28(a)	14,500,000	14,500,000
Series 1999 A, AMT,
Insured: FNMA
4.000% 04/15/29(a)	26,800,000	26,800,000
Series 2005 A, AMT,
Insured: FNMA
4.000% 11/15/35(a)	22,200,000	22,200,000
NY New York City Municipal Water Finance Authority
Series 2005 Class A,
Insured: FSA,
LIQ FAC: Citibank N.A.
3.670% 06/15/36(a)(b)	15,495,000	15,495,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
NEW YORK – (continued)
NY Port Authority of New York & New Jersey
3.200% 07/12/06	5,000,000	4,998,668
3.230% 07/13/06	5,000,000	4,998,655
3.620% 09/06/06	9,195,000	9,195,000
Series 2003, AMT,
Insured: AMBAC,
LIQ FAC: Citibank N.A.
4.040% 12/15/32(a)	3,245,000	3,245,000
NY Triborough Bridge & Tunnel Authority
Series 1997,
5.000% 01/01/07	3,830,000	3,846,592
NEW YORK TOTAL		358,663,915
NORTH CAROLINA – 1.8%
NC Agriculture Finance Authority Development Revenue
McGill Environment System,
Series 2003, AMT,
LOC: Branch Bank & Trust
4.110% 12/01/15(a)	3,000,000	3,000,000
NC Burke Industrial Facility Pollution Control Revenue
Cox Manufacturing Co.,
Series 2003, AMT,
LOC: Branch Banking & Trust
4.110% 06/01/24(a)	1,635,000	1,635,000
NC Catawba County Industrial Facilities & Pollution Control
Von Drehle Properties LLC,
Series 2001, AMT,
LOC: Branch Banking & Trust
4.110% 12/01/21(a)	2,870,000	2,870,000
NC City of Winston Salem
3.760% 08/04/06	1,130,000	1,130,000
NC Davidson County Industrial Pollution Control Revenue
Childress Winery LLC,
Series 2004, AMT,
4.110% 04/01/26(a)	5,000,000	5,000,000
NC Education Assistance Authority
Series 2005 A-2, AMT,
Insured: AMBAC,
LOC: Branch Banking & Trust
4.030% 09/01/35(a)	70,000,000	70,000,000
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
Quantum Group, Inc.,
Series 2000, AMT,
LOC: Regions Bank
4.020% 06/01/20(a)	2,070,000	2,070,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
NORTH CAROLINA – (continued)
NC Guilford County Multi-Family Housing Revenue
Brentwood Crossings Apartments,
Series 2003, AMT,
LOC: SunTrust Bank
4.040% 12/01/35(a)	5,140,000	5,140,000
NC Iredell County Industrial Facilities & Pollution Control Financing Authority
Sullivan Corp. Project,
Series 1996, AMT,
LOC: Bank One Milwaukee N.A.
4.250% 01/01/11(a)	1,280,000	1,280,000
NC Johnston County Industrial Facilities & Pollution Control Finance Authority
Autry Mills,
Series 1999, AMT,
LOC: Branch & Banking Trust
4.110% 02/01/13(a)	3,595,000	3,595,000
Hamlin Sheet Metal Co.,
Series 1997, AMT,
LOC: Branch Banking & Trust
4.110% 11/01/17(a)	1,900,000	1,900,000
NC Mecklenburg County Multi-Family Housing Revenue
Barrington Oaks LLC,
Series 2003, AMT,
LOC: SunTrust Bank
4.090% 09/01/35(a)	4,640,000	4,640,000
NC Mecklenburg County
Series 2004 B,
SPA: Landesbank Hessen-Thuringen
3.950% 02/01/24(a)	29,035,000	29,035,000
NC Port Authority Exempt Facilities Revenue
Wilmington Bulk LLC,
Series 2001 A, AMT,
LOC: Branch Banking & Trust
4.110% 09/01/22(a)	2,500,000	2,500,000
NC Rowan County Industrial Facilities Pollution Control Financing Authority
PHC LLC Project,
Series 1999, AMT,
LOC: Branch Banking & Trust
4.110% 03/01/14(a)	3,590,000	3,590,000
NORTH CAROLINA TOTAL		137,385,000
NORTH DAKOTA – 0.1%
ND Housing Finance Agency Revenue
Series 2002 B, AMT,
Insured: FSA,
SPA: FHLMC
4.030% 01/01/34(a)	10,600,000	10,600,000
NORTH DAKOTA TOTAL		10,600,000
OHIO – 2.1%
OH Akron Bath Copley Township Hospital District
Summa Health System,
Series 2004 B,
LOC: Bank One N.A.
3.990% 11/01/34(a)	22,555,000	22,555,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
OHIO – (continued)
OH Akron Metropolitan Housing Authority
Series 1998,
LOC: Fifth Third Bank
3.990% 04/01/18(a)	4,545,000	4,545,000
OH Centerville Care Revenue
Series 1994,
LOC: National City Bank
4.010% 11/01/13(a)	835,000	835,000
OH Columbus Regional Airport Authority
Series 2004 A,
LOC: U.S. Bank Trust, N.A.
3.990% 01/01/30(a)	8,900,000	8,900,000
Series 2006, AMT,
SPA: Merrill Lynch Capital Services
4.100% 03/15/36(a)	11,765,000	11,765,000
OH Cuyahoga County Health Care Facilities Revenue
Series 2005,
LOC: KeyBank N.A.
4.000% 08/01/32(a)	19,630,000	19,630,000
OH Franklin County Multi-Family Housing Revenue,
Series 2005, AMT,
LOC: Fifth Third Bank
4.060% 08/01/35(a)	3,700,000	3,700,000
OH Greene County Industrial Development Revenue
Series 1995, AMT,
LOC: KeyBank N.A.
4.110% 09/01/16(a)	240,000	240,000
OH Hamilton County Health Care Facilities Revenue
Talbert Services, Inc.,
Series 2002,
LOC: Fifth Third Bank
3.990% 07/01/27(a)	4,475,000	4,475,000
OH Hancock County Industrial Development Revenue
Koehler Brothers, Inc.,
Series 1999, AMT,
LOC: National City Bank
4.110% 06/01/14(a)	1,035,000	1,035,000
OH Hancock County Multi-Family Revenue
Pedcor Investments,
Series 1998 B, AMT,
LOC: FHLB
4.180% 01/01/31(a)	730,000	730,000
OH Housing Finance Agency
Series 2003 C, AMT,
Insured: GNMA,
SPA: FHLB
4.030% 09/01/34(a)	6,235,000	6,235,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
OHIO – (continued)
Series 2005, AMT
Insured: FHA,
SPA: Federal Home Loan Bank
4.030% 09/01/35(a)	24,500,000	24,500,000
OH Industrial Development Revenue
Series 1994, AMT,
LOC: Fifth Third Bank
4.140% 09/01/09(a)	1,045,000	1,045,000
OH Lucas County Industrial Development Revenue
Series 1997,
4.190% 07/01/09(a)	745,000	745,000
OH Mahoning County Hospital Facilities Revenue
Forum Health Obligation Group,
Series 1997 B,
Insured: MBIA,
SPA: JPMorgan Chase Bank
3.990% 12/01/28(a)	13,000,000	13,000,000
OH Medina Industrial Development Revenue
Series 2003 A, AMT,
LOC: Fifth Third Bank
4.060% 09/01/23(a)	1,375,000	1,375,000
OH Muskingham Watershed Conservancy District
Series 2003,
LOC: Fifth Third Bank
3.990% 05/01/23(a)	2,900,000	2,900,000
OH Summit County Industrial Development Revenue
Quality Mold, Inc.,
Series 1999, AMT,
LOC: KeyBank N.A.
4.110% 06/01/19(a)	2,530,000	2,530,000
OH Toledo Lucas County Port Authority Airport Development Revenue
Flight Safety International Inc. Project,
Series1998-1, AMT,
4.010% 01/01/18(a)	15,800,000	15,800,000
OH University of Toledo
Series 2002,
Insured: FGIC,
SPA: U.S. Bank N.A.
4.040% 06/01/32(a)	5,400,000	5,400,000
OH Water Development Authority
Firstenergy Nuclear Generation,
Series 2006 A, AMT,
LOC: Barclays Bank PLC
4.040% 06/15/33(a)	10,000,000	10,000,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
OHIO – (continued)
OH Wood County Industrial Development Revenue
Series 2001, AMT,
LOC: Fifth Third Bank
4.060% 09/01/16(a)	1,395,000	1,395,000
OHIO TOTAL		163,335,000
OKLAHOMA – 0.5%
OK Claremore Industrial & Redevelopment Industrial Development Authority Revenue
Whirlwind Steel Buildings Project,
Series 2001, AMT,
LOC: Chase Manhattan Bank
4.250% 09/01/16(a)	1,660,000	1,660,000
OK Development Finance Authority Revenue
ConocoPhillips Holding Co.,
Series 2002, AMT,
LOC: JPMorgan Chase Bank
4.020% 06/01/37(a)	17,000,000	17,000,000
Series 1997, AMT,
LOC: Bank of New York
4.050% 03/01/27(a)	8,800,000	8,800,000
OK Housing Finance Agency Single Family Revenue
Series 2001 PT-1288, AMT,
SPA: Merrill Lynch Capital Services
4.040% 01/01/09(a)	1,075,000	1,075,000
OK Industrial Authority Economic Development Revenue
Series 2003, AMT,
LOC: Fifth Third Bank
4.060% 10/01/23(a)	1,890,000	1,890,000
OK Pittsburg County Economic Development Authority
Simonton Building Products, Inc.,
Series 2001, AMT,
LOC: PNC Bank N.A.
4.080% 10/01/21(a)	5,000,000	5,000,000
OKLAHOMA TOTAL		35,425,000
OREGON – 1.2%
OR Economic Development Revenue
KRC Western, Inc.,
Series 1997 178, AMT,
LOC: Wachovia Bank
4.030% 01/01/17(a)	7,650,000	7,650,000
LD McFarland Cascade Co. Ltd.,
Series 1996, AMT,
LOC: U.S. Bank of Washington
4.070% 11/01/16(a)	1,000,000	1,000,000
OR Homeowner Revenue
Series 2006, AMT,
SPA Merrill Lynch Capital Services, Inc.
GIC: Trinity Funding Co. LLC
4.050% 05/01/10(a)	72,765,000	72,765,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
OREGON – (continued)
OR Roaring Fork Municipal Products LLC
Series 2003 A, AMT
Insured: FGIC,
SPA: Bank of New York
4.120% 07/01/15(a)	7,775,000	7,775,000
OREGON TOTAL		89,190,000
PENNSYLVANIA – 5.3%
PA ABN AMRO Munitops Certificates Trust
Series 2005,
Insured: FGIC
4.010% 11/15/12(a)	10,130,000	10,130,000
PA Allegheny County Hospital Development Authority
Covenant at South Hills,
Series 2001 B,
LOC: KeyBank N.A.
4.160% 02/01/08(a)	1,600,000	1,600,000
PA Authority for Industrial Development
Goldenberg Candy Co.,
Series 1997, AMT,
LOC: Wachovia Bank
4.060% 01/01/13(a)	2,030,000	2,030,000
PA Chester County Health & Education Facilities Authority
Simpson Meadows,
Series 2000,
LOC: Wachovia Bank N.A.
3.990% 10/01/30(a)	7,945,000	7,945,000
PA Economic Development Financing Authority
Series 2004,
4.040% 11/01/21(a)	3,000,000	3,000,000
Series 2005 R-394,
Insured: AMBAC,
LOC: Citibank N.A.
4.040% 12/01/18(a)	2,495,000	2,495,000
PA Elk County Industrial Development Authority Revenue
Clarion Sintered Metals,
Series1998, AMT,
LOC: PNC Bank N.A.
4.090% 03/01/09(a)	930,000	930,000
PA Grove City Area Hospital Authority
Grove Manor,
Series 2005,
LOC: Fifth Third Bank
4.020% 12/01/29(a)	9,775,000	9,775,000
PA Higher Education Assistance Agency
Series 1995 A,
Insured: AMBAC,
SPA: Morgan Stanley Bank
1.000% 12/01/25(a)	125,000,000	125,000,000
PA Higher Educational Facilties Authority
Student Association, Inc.,
Series 2006 A,
LOC: Citizen Bank of Pennsylvania
3.990% 07/01/38(a)	35,000,000	35,000,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
PENNSYLVANIA – (continued)
PA Housing Finance Agency
Series 2005 87-C, AMT,
SPA: DEPFA Bank PLC
4.020% 10/01/35(a)	42,000,000	42,000,000
Series 2005, AMT,
SPA: DEPFA Bank PLC
4.000% 10/01/35(a)	113,440,000	113,440,000
PA Lackawanna County
Series 2006 A,
LOC: PNC Bank N.A.
3.990% 09/01/29(a)	20,000,000	20,000,000
PA Lehigh County General Purpose Authority
Series 2003,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
2.950% 07/01/18(a)(b)	11,000,000	11,000,000
PA Moon Industrial Development Authority
One Thorn Run Associates,
Series 1995 A, AMT,
LOC: National City Bank
4.090% 11/01/15(a)	5,030,000	5,030,000
PA Philadelphia Redevelopment Authority
Series 2005, AMT,
Insured: FGIC
4.020% 04/15/24(a)	10,240,000	10,240,000
PA Westmoreland County Industrial Development Authority
Rhodin Enterprises,
Series 1997, AMT,
LOC: National City Bank N.A.
4.060% 04/01/17(a)	2,890,000	2,890,000
Series 1998 A, AMT,
LOC: National City Bank N.A.
4.090% 10/01/13(a)	2,505,000	2,505,000
PENNSYLVANIA TOTAL		405,010,000
SOUTH CAROLINA – 1.7%
SC Housing Finance & Development Authority
Arrington Place Apartment LP,
Series 2001, AMT,
LOC: SunTrust Bank
4.090% 12/01/33(a)	1,295,000	1,295,000
Improvement Bayside Apartments,
LOC: Wachovia Bank N.A.
4.030% 07/15/39(a)	17,250,000	17,250,000
Oakfield Ltd. Co.,
Series 2004, AMT,
LOC: National Bank of South Carolina
4.120% 10/01/25(a)	2,740,000	2,740,000
Series 2005 R-398,
Insured: FSA,
LIQ FAC: Citibank N.A.
4.050% 07/01/34(a)	2,100,000	2,100,000
Series 2006 B, AMT,
Insured: AMBAC,

	Par ($)	Value ($)
Municipal Bonds – (continued)
SOUTH CAROLINA – (continued)
3.900% 07/23/07	13,090,000	13,090,000
Spring Groven LP,
Series 2000,
LOC: SunTrust Bank
4.040% 12/01/34(a)	7,325,000	7,325,000
SC Jobs Economic Development Authority
Abraham Industries LLC,
Series 1999, AMT,
LOC: PNC Bank N.A.
4.090% 05/01/14(a)	4,550,000	4,550,000
Banks Construction Co.,
Series 1999, AMT,
LOC: Wachovia Bank of North Carolina
4.080% 05/01/09(a)	1,100,000	1,100,000
Imagepoint, Inc.,
Series 2005, AMT,
LOC: Wachovia Bank N.A.
4.080% 12/01/23(a)	3,910,000	3,910,000
Kravet Fabrics, Inc.,
Series 1997,AMT,
LOC: Bank of New York
4.050% 03/01/12(a)	2,050,000	2,050,000
Mancor Industries, Inc.,
Series 1999, AMT,
LOC: PNC Bank N.A.
4.090% 05/01/14(a)	1,100,000	1,100,000
Performance Friction Corp.
Series 2001, AMT,
LOC: Wachovia Bank N.A.
4.030% 06/01/12(a)	3,390,000	3,390,000
Pine River Plastics, Inc. Project,
Series 2000, AMT,
LOC: Comerica
4.080% 03/01/11(a)	2,500,000	2,500,000
Quoize, Inc. Project,
Series1996, AMT,
LOC: Bank of New York
4.110% 05/01/16(a)	4,225,000	4,225,000
Raynor USA Southeast,
Series 2000, AMT,
LOC: LaSalle Bank
4.050% 05/01/20(a)	4,655,000	4,655,000
Rock Tennessee Converting Co.,
Series 2002, AMT,
LOC: SunTrust Bank
4.090% 04/01/32(a)	2,500,000	2,500,000
Sargent Metal Fabricators,
Series 2002, AMT,
LOC: Branch Banking & Trust
4.110% 11/01/22(a)	1,070,000	1,070,000
Series 2000, AMT,
Southeastern Fly Ash Co.,
LOC: Wachovia Bank N.A.
4.030% 01/01/14(a)	8,400,000	8,400,000
SoPakCo., Inc.,
Series 2006, AMT,
LOC: Regions Bank
4.090% 02/01/16(a)	7,945,000	7,945,000
Titan Wheel International, Inc.,
Series 1995, AMT,

	Par ($)	Value ($)
Municipal Bonds – (continued)
SOUTH CAROLINA – (continued)
LOC: LaSalle Bank
4.050% 02/01/10(a)	1,500,000	1,500,000
Vista Hotel Partners LLC,
Series 2005, AMT,
LOC: SunTrust Bank
4.040% 12/01/35(a)	11,300,000	11,300,000
Waste Management South Carolina,
Series 2003, AMT,
LOC: Wachovia Bank N.A.
4.040% 07/01/24(a)	5,000,000	5,000,000
SC Kershaw County Industrial Development Revenue
DeRoyal Textiles, Inc.,
Series 1994, AMT,
LOC: SunTrust Bank of Nashville
4.040% 12/01/07(a)	2,000,000	2,000,000
SC Piedmont Municipal Power Agency
Electric Revenue,Series 2004 B-1,
Insured: MBIA,
SPA: JPMorgan Chase Bank
3.950% 01/01/34(a)	8,100,000	8,100,000
Electric Revenue,
Series 2004 B-3,
Insured: AMBAC,
SPA: JPMorgan Chase Bank
3.950% 01/01/34(a)	12,270,000	12,270,000
SOUTH CAROLINA TOTAL		131,365,000
SOUTH DAKOTA – 1.3%
SD Economic Development Financing Authority Industrial Development Revenue
Lomar Development Co. Project,
Series1996 B, AMT,
LOC: U.S. Bank N.A.
4.170% 08/01/08(a)	300,000	300,000
SD Housing Development Authority
Series 2004 G, AMT,
SPA: Landesbank Hessen-Thuringen
4.030% 05/01/34(a)	10,000,000	10,000,000
Series 2005 G, AMT,
SPA: DEFPA Bank PLC
4.030% 05/01/35(a)	8,300,000	8,300,000
Series 2005 I, AMT,
4.500% 12/15/06	84,000,000	84,388,866
SOUTH DAKOTA TOTAL		102,988,866
TENNESSEE – 1.7%
TN Blount County Industrial Development Revenue
Arrowhead Partners LP,
Series 2003, AMT,
LOC: SunTrust Bank
4.090% 12/01/13(a)	3,700,000	3,700,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
TENNESSEE – (continued)
TN Brownsville Industrial Development Board Industrial Development Revenue
Dynametal Technologies, Inc.,
Series 1997, AMT,
LOC: Union Planters Bank
3.950% 06/01/12(a)	4,190,000	4,190,000
TN Cumberland County Industrial Development Revenue
Dalbar Products, Inc.,
Series 1997, AMT,
LOC: PNC Bank
4.090% 07/01/12(a)	800,000	800,000
TN Franklin County Health & Educational Facilities
University of the South,
Series 1998 B,
LOC:AmSouth Bank of Alabama
4.010% 09/01/18(a)	6,005,000	6,005,000
TN Franklin County Industrial Development Board Industrial Development Revenue
Zanini Tennessee, Inc.,
Series 2005 A, AMT,
LOC: Regions Bank
4.120% 12/01/20(a)	1,000,000	1,000,000
TN Greeneville Industrial Development Board Industrial Development Revenue
Packaging Services, Inc.,
Series 2003, AMT,
LOC: SunTrust Bank
4.090% 05/01/18(a)	2,800,000	2,800,000
TN Housing Development Agency
Single Family Mortgage Revenue,
Series 2005 R-2, AMT,
4.983% 08/09/07(a)	33,095,000	33,095,000
TN Jefferson City Industrial Development Board Industrial Development Revenue
Nashua Corp.,
Series 2004 B, AMT,
LOC: LaSalle Bank N.A.
4.050% 12/01/24(a)	1,800,000	1,800,000
TN Knox County First Utility District Water & Sewer Revenue
Series 2003,
LOC: AmSouth Bank
4.090% 12/01/10(a)	6,330,000	6,330,000
TN Memphis Center City Revenue Finance Corp.
Multi-Family Housing Revenue,
Series 2000 PT-1220,
LOC: Merrill Lynch Capital Services
4.020% 11/06/29(a)(c)	4,000,000	4,000,000
TN Memphis Health Educational & Housing Facilities Board
Alco Breezy Point Partners,
Series 2005 A, AMT,
LOC: AmSouth Bank
4.090% 12/01/35(a)	3,250,000	3,250,000
Alco Knollcrest Partners,
Series 2005 A, AMT,
LOC: AmSouth Bank

	Par ($)	Value ($)
Municipal Bonds – (continued)
TENNESSEE – (continued)
4.090% 12/01/35(a)	2,225,000	2,225,000
Springdale Creek Apartments Project,
Series 2003 A, AMT,
LOC: First Tennessee
4.150% 01/01/35(a)	5,350,000	5,350,000
TN Metropolitan Government Nashville & Davidson County
Health & Educational Facilities Board:
Belmont University,
Series 2002,
LOC: SunTrust Bank
3.970% 12/01/22(a)	9,500,000	9,500,000
Wedgewood Towers LP,
Series 2004 A,
LOC: AmSouth Bank
4.110% 06/01/34(a)	1,000,000	1,000,000
Industrial Development Board,
Series 1989,
LOC: AmSouth Bank of Alabama
4.030% 12/01/14(a)	4,895,000	4,895,000
TN Metropolitan Nashville Airport Authority
Series 2003, AMT,
LOC: SunTrust Bank
4.040% 07/01/12(a)	1,500,000	1,500,000
Embraer Aircraft Services, Inc.,
Series 2005, AMT,
LOC: Regions Bank
4.100% 04/01/30(a)	3,910,000	3,910,000
TN Monroe County Industrial Development Board
Series 2006, AMT,
LOC: SunTrust Bank
4.040% 01/01/21(a)	8,000,000	8,000,000
TN SCA Tax Exempt Trust
Series 2005 PT-2524,
Insured: FSA,
LOC: Merrill Lynch Capital Services
4.020% 01/01/30(a)	12,435,000	12,435,000
TN Sevier County Industrial Development Board
Series 2005, AMT,
LOC: Branch Banking & Trust Co.
4.110% 09/01/25(a)	2,300,000	2,300,000
TN Shelby County Health Educational & Housing Facilities Board
Multi-Family Housing Revenue:
Series 1995, AMT,
LOC: FHLB
4.030% 01/01/23(a)	3,010,000	3,010,000
Spring Creek Apartments,
Series 1995, AMT,
LOC: First Tennessee Bank
4.150% 12/01/20(a)	2,700,000	2,700,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
TENNESSEE – (continued)
TN Springfield Industrial Development Board
All American Homes of Tennessee,
Series 1994, AMT,
LOC: Bank One of Michigan N.A.
4.250% 11/01/09(a)	800,000	800,000
TN Sullivan County Industrial Development Board
Series 1990, AMT,
LOC: Northern Trust
4.020% 07/01/10(a)	5,000,000	5,000,000
TN Union County Industrial Development Board
Cooper Container Corp.,
Series 2004,
LOC: SunTrust Bank
4.040% 12/01/14(a)	2,900,000	2,900,000
TENNESSEE TOTAL		132,495,000
TEXAS – 13.0%
TX ABN AMRO Munitops Certificates Trust
Series 2004,
Insured: PSFG
4.020% 02/01/11(a)	8,960,000	8,960,000
Series 2005,
Insured: MBIA
4.020% 09/01/13(a)	9,735,000	9,735,000
TX Affordable Housing Corp.
Series 2006 1315,
Insured: MBIA,
LIQ FAC: Morgan Stanley
4.070% 03/01/32(a)	12,650,000	12,650,000
TX Allen Independent School District
Series 2005,
Insured: MBIA
4.010% 02/15/13(a)	4,280,000	4,280,000
TX Alliance Airport Authority
Series 2006, AMT,
LIQ FAC: Goldman Sachs
4.060% 04/01/21(a)	8,835,000	8,835,000
TX Arlington Industrial Development Corp.
Universal Forest Products,
Series 1999, AMT,
LOC: JPMorgan Chase Bank
4.130% 07/01/29(a)	1,000,000	1,000,000
TX Austin Airport System Revenue
Financial Services Department,
Series 1995 A,
LOC: JPMorgan Chase Bank
4.040% 11/15/17(a)	24,700,000	24,700,000
TX Bell County Health Facility Development Corp.
Scott & White Memorial Hospital,
Series 2000 B-2,
Insured: MBIA,
SPA: Chase Bank of Texas N.A.
4.030% 08/15/29(a)	19,325,000	19,325,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
TEXAS – (continued)
TX Bell County Industrial Development Corp.
Industrial Development Revenue,
Metal Sales Manufacturing Corp. Project,
Series 1998, AMT,
LOC: Firstar Bank N.A.
4.250% 08/01/08(a)	700,000	700,000
TX Bexar Housing Finance Corp.
Multi-Family Housing Revenue,
Perrin Park Apartment Project,
Series 1996,
LOC: Northern Trust Co.
4.120% 06/01/28(a)	10,375,000	10,375,000
TX Brazos County Housing Finance Corp.
Single Family Mortgage Revenue,
Series 2005, AMT,
Insured: FGIC
4.040% 03/01/11(a)	10,245,000	10,245,000
TX Brazos River Authority Pollution Control Revenue
TXU Energy Co. LLC:
Series 2001 D-1, AMT,
LOC: Wachovia Bank N.A.
4.020% 05/01/33(a)	41,610,000	41,610,000
Series 2001, AMT,
LOC: Wachovia Bank N.A.
4.020% 05/01/33(a)	37,220,000	37,220,000
TX Brazos River Harbor Navigation District
Merey Sweeny LP,
Series 2002 A, AMT,
LOC: JPMorgan Chase Bank
4.050% 04/01/21(a)	4,500,000	4,500,000
TX Bridgeport Independent School District
Series 2004,
4.010% 08/15/08(a)	6,465,000	6,465,000
TX Calhoun County Naval Industrial Development Authority
BP PLC,
Series 1998, AMT,
4.070% 01/01/24(a)	30,000,000	30,000,000
TX Camp County Industrial Development Corp.
Pilgrims Pride Corp.,
Series 1999, AMT,
LOC: Harris Trust & Savings Bank
4.010% 07/01/29(a)	22,000,000	22,000,000
TX Capital Industrial Development Corp. Solid Waste Disposal Revenue
Texas Disposal Systems, Inc.,
Series 2001, AMT,
LOC: JPMorgan Chase Bank
4.080% 05/01/16(a)	11,860,000	11,860,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
TEXAS – (continued)
TX Corsicana Independent School District
Series 2004,
4.010% 02/15/24(a)	5,195,000	5,195,000
TX Dallas Area Rapid Transit Sales
3.600% 09/05/06	15,000,000	15,000,000
TX Dallas Fort Worth International Airport Revenue
Flight Safety Project,
Series 1999, AMT,
4.010% 07/01/32(a)	16,180,000	16,180,000
Series 2003 PT-825, AMT,
Insured: MBIA,
SPA: Lloyds TSB Bank PLC
2.900% 05/01/11(a)(b)	9,995,000	9,995,000
Series 2003, AMT,
4.050% 05/01/11(a)	9,840,000	9,840,000
Series 2004,AMT,
Insured: MBIA
4.050% 11/01/33(a)	3,000,000	3,000,000
Series 2005, AMT,
Insured: FGIC,
LIQ FAC: Svenska Handelsbanken
4.050% 11/01/19(a)	30,665,000	30,665,000
TX Dallas Housing Finance Corp.
Multi-Family Housing Revenue:
Cherry Crest Villas Apartments,
Series 2005, AMT,
LOC: Wachovia Bank
4.050% 03/01/38(a)	4,800,000	4,800,000
The Masters Apartments Project,
Series 2004, AMT,
Insured: FNMA
4.020% 07/15/37(a)	8,000,000	8,000,000
TX Department of Housing & Community Affairs
3.800% 07/20/06	8,510,000	8,510,000
Series 2002, AMT,
4.100% 11/01/14(a)	9,890,000	9,890,000
Series 2005, AMT,
SPA: Merrill Lynch Capital Services
4.100% 03/01/45(a)	13,995,000	13,995,000
Series 2005,
LIQ FAC: Merrill Lynch Capital Services:
4.100% 03/01/36(a)	8,775,000	8,775,000
4.100% 07/01/45(a)	10,290,000	10,290,000
Series 2006, AMT,
Insured: FNMA,
SPA: Merrill Lynch Capital Services
4.040% 12/01/38(a)	13,650,000	13,650,000
Series 2006, AMT
LIQ FAC: Merrill Lynch Capital Services
4.100% 03/01/46(a)	14,335,000	14,335,000
TX Galveston County Housing Finance Corp.
Single Family Mortgage Revenue,
Series 2004 A, AMT,
4.370% 12/01/37(a)	1,020,743	1,020,743

	Par ($)	Value ($)
Municipal Bonds – (continued)
TEXAS – (continued)
TX Garland Housing Finance Corp.
Multi-Family Housing Revenue,
Primrose at Crist Apartments,
Series 2005,
LOC: Wachovia Bank
4.050% 03/01/38(a)	6,900,000	6,900,000
TX Gulf Coast Industrial Development Authority
Citgo Petroleum Corp.,
Series 2004, AMT,
LOC: Caylon Bank
4.070% 10/01/32(a)	21,000,000	21,000,000
Harsco Corp.,
Series 2000, AMT,
LOC: Wachovia Bank N.A.
4.130% 05/01/10(a)	1,500,000	1,500,000
TX Gulf Coast Waste Disposal Authority
Amoco Oil Co.:
Series 1993, AMT,
4.040% 05/01/23(a)	28,200,000	28,200,000
Series 1995, AMT,
4.040% 07/01/27(a)	34,850,000	34,850,000
BP PLC,
Series 2003, AMT,
4.040% 05/01/38(a)	6,700,000	6,700,000
TX Harris County
3.600% 08/14/06	1,945,000	1,945,000
3.800% 08/14/06	1,010,000	1,010,000
TX Harris County Health Facility Development Corp.
Blood Center Gulf Coast Regional,
Series 1992,
LOC: JP Morgan Chase Bank
4.200% 04/01/17(a)	2,350,000	2,350,000
TX Harris County Industrial Development Corp.
Deer ark Refining LP,
Series 2004, AMT,
4.130% 02/01/23(a)	32,350,000	32,350,000
Industrial Development Revenue:
North American Galvanizing,
Series 2000, AMT,
LOC: JPMorgan Chase Bank
4.080% 03/01/25(a)	2,125,000	2,125,000
Series 2000, AMT,
LOC: Bank One Oklahoma N.A.
4.030% 04/01/08(a)	5,000,000	5,000,000
Solid Waste Disposal Revenue,
Deer Park Refining LP,
Series 2004 A, AMT,
4.080% 03/01/23(a)	40,300,000	40,300,000
TX Hillsboro Industrial Development Corp. Revenue
Lamcraft LP Project,
Series 1997, AMT,

	Par ($)	Value ($)
Municipal Bonds – (continued)
TEXAS – (continued)
LOC: First Commercial Bank
4.270% 07/01/13(a)	965,000	965,000
TX Houston Housing Financial Corp.
Series 2004, AMT,
Insured: FNMA
4.020% 04/15/37(a)	3,500,000	3,500,000
TX Houston Independent School District
Series 2004 PT-979,
Insured: FSA,
LIQ FAC: Landesbank Hessen-Thuringen
2.950% 07/15/19(a)(b)	9,995,000	9,995,000
TX Houston Utility Systems Revenue
Series 2004,
Insured: MBIA
4.010% 05/15/14(a)	5,665,000	5,665,000
TX Hunt Memorial Hospital District
Series 2006,
Insured: XLCA,
SPA: JPMorgan Chase Bank
4.020% 02/01/26(a)	8,100,000	8,100,000
TX Klein Independent School District
Series 2003,
4.010% 02/15/11(a)	5,575,000	5,575,000
TX Laredo Sports Venue Sales Tax Revenue
Series 2005 PT-2757,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
4.010% 03/15/24(a)	6,245,000	6,245,000
TX Lewisville Independent School District
Series 2004,
4.010% 08/15/08(a)	3,960,000	3,960,000
TX Lower Colorado River Authority
Transmission Contract Revenue,
Series 2003,
Insured: AMBAC
4.010% 05/15/22(a)	1,880,000	1,880,000
TX Montgomery Housing Finance Corp.
Woodline Park Apartments LP,
Series 2005, AMT,
LOC: Citibank N.A.
4.060% 02/01/38(a)	7,500,000	7,500,000
TX North Texas Higher Education Authority
Series 2003 A-1, AMT,
LOC: DEPFA Bank PLC
3.630% 10/01/37(a)	10,000,000	10,000,000
Series 2003 A-2, AMT,
LOC: DEPFA Bank PLC
3.630% 04/01/10(a)	10,000,000	10,000,000
TX Nueces River Authority
Series 2005 PT-2823,
Insured: FSA,
LIQ FAC: Merrill Lynch Capital Services
4.010% 07/15/22(a)	6,205,000	6,205,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
TEXAS – (continued)
TX Panhandle Regional Housing Financing
Series 2002, AMT,
4.100% 09/01/14(a)	6,060,000	6,060,000
TX Panhandle-Plains Higher Education Authority, Inc.
Series 1992 A,
Insured: MBIA
4.030% 06/01/21(a)	25,000,000	25,000,000
Series 1993 A, AMT,
Insured: MBIA,
SPA: Merrill Lynch Capital Services
4.030% 06/01/23(a)	25,000,000	25,000,000
TX Public Finance Authority
3.550% 08/11/06	11,085,000	11,085,000
3.550% 08/14/06	8,000,000	8,000,000
TX San Antonio Convention Center Hotel Finance Corp.
Series 2005 R-363,
Insured: AMBAC,
LIQ FAC: Citibank N.A.
4.050% 07/15/39(a)	5,925,000	5,925,000
TX Southeast Housing Finance Corp.
TX Garth Housing LP,
Series 2005, AMT,
LOC: Wachovia Bank N.A.
4.050% 03/01/38(a)	7,140,000	7,140,000
TX Southmost Junior College District
Series 2005 PT-2582,
Insured: MBIA,
SPA: Merrill Lynch Capital Services
4.010% 02/15/25(a)	6,180,000	6,180,000
TX State
Series 2005,
4.500% 08/31/06	111,735,000	111,866,936
Veterans Housing Assistance:
Series 2004 II-B, AMT,
LOC: DEPFA Bank PLC
4.030% 12/01/34(a)	15,640,000	15,640,000
Series 2005 II-B, AMT,
SPA: State Street Bank & Trust Co.
4.060% 06/01/36(a)	39,600,000	39,600,000
TX Travis County Housing Finance Corp.
Multi-Family Housing Revenue,
Rosemont at Old Manor Apartments,
Series 2004, AMT,
Insured: FNMA
4.020% 08/15/37(a)	6,700,000	6,700,000
TX Trinity River Authority
Solid Waste Disposal Revenue,
Community Waste Disposal, Inc.,
Series 2001, AMT,
LOC: Wells Fargo Bank N.A.
4.020% 05/01/21(a)	9,330,000	9,330,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
TEXAS – (continued)
TX West Side Calhoun County Naval District
BP Chemicals, Inc.,
Series 1996, AMT,
4.040% 04/01/31(a)	6,500,000	6,500,000
TX Wylie Independent School District
Series 2004,
4.010% 08/15/08(a)	6,480,000	6,480,000
TEXAS TOTAL		1,001,927,679
UTAH – 5.4%
UT Board of Regents Student Loan Revenue
Series 1997 R, AMT,
Insured: AMBAC,
LOC: DEPFA Bank PLC
4.050% 11/01/31(a)	6,355,000	6,355,000
UT Board Regents Student Loan Revenue
Series 1988 C, AMT,
Insured: AMBAC,
SPA: DEPFA Bank PLC
4.050% 11/01/13(a)	21,200,000	21,200,000
Series 1995, AMT,
Insured: AMBAC,
SPA: DEFPA Bank PLC
4.050% 11/01/25(a)	60,600,000	60,600,000
UT Davis County Housing Authority
Multi-Family Housing Revenue,
PTR Multi-Family Holdings, Inc.,
Series 1997 A,
LOC: Bank One N.A.
4.020% 08/15/39(a)	4,240,000	4,240,000
UT Housing Corp.
Multi-Family Revenue,
BP-UT 2 LLC,
Series 2004 A, AMT,
LOC: Citibank N.A.
4.040% 07/01/35(a)	9,000,000	9,000,000
Single Family Mortgage Revenue:
Series 2001 B, AMT,
4.030% 07/01/32(a)	14,675,000	14,675,000
Series 2002 C-2, AMT,
4.030% 07/01/31(a)	9,995,000	9,995,000
Series 2004 A-I, AMT,
4.030% 07/01/35(a)	8,710,000	8,710,000
Series 2004 C-I, AMT,
LIQ FAC: Bayerische Landesbank
4.030% 07/01/35(a)	13,005,000	13,005,000
Series 2004 D-I, AMT,
LIQ FAC: Bayerische Landesbank
4.030% 07/01/35(a)	13,165,000	13,165,000
Series 2004 F, AMT,
LIQ FAC: Bayerische Landesbank
4.030% 01/01/36(a)	15,560,000	15,560,000
Series 2004 G-I, AMT,
LIQ FAC: Bayerische Landesbank
4.030% 01/01/36(a)	16,560,000	16,560,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTAH – (continued)
Series 2004 H-1, AMT,
LIQ FAC: Bayerische Landesbank
4.030% 01/01/36(a)	4,300,000	4,300,000
Series 2005 A,
LOC: Bayerische Landesbank
4.030% 07/01/36(a)	9,400,000	9,400,000
Series 2005 B, AMT,
4.030% 07/01/36(a)	14,400,000	14,400,000
Series 2005 C, AMT,
GIC: Transamerica Occid Life Insurance Co.,
SPA: DEFPA Bank PLC
4.030% 07/01/36(a)	12,880,000	12,880,000
Series 2005 D, AMT,
LIQ FAC: Bayerische Landesbank
4.030% 07/01/36(a)	11,100,000	11,100,000
Series 2005 E, AMT,
SPA: DEFPA Bank PLC
4.030% 01/01/37(a)	9,950,000	9,950,000
Series 2005 F, AMT,
SPA: DEFPA Bank PLC
4.030% 01/01/37(a)	14,160,000	14,160,000
Series 2005 G, AMT,
LIQ FAC: DEPFA Bank PLC
4.030% 01/01/37(a)	14,065,000	14,065,000
Series 2005 I,
4.030% 07/01/36(a)	8,000,000	8,000,000
Series 2005, AMT,
LIQ FAC: DEFPA Bank PLC
4.030% 01/01/37(a)	14,470,000	14,470,000
Series 2006 A-1, AMT
SPA: DEPFA Bank PLC
4.030% 07/01/37(a)	7,475,000	7,475,000
Series 2006 B, AMT,
SPA: Lehman Brothers Commercial Bank
4.030% 07/01/37(a)	12,000,000	12,000,000
Series 2006 C, AMT,
SPA: Lehman Brothers Commercial Bank
4.030% 01/01/38(a)	12,000,000	12,000,000
Series 2006, AMT,
GIC: Royal Bank of Canada
4.060% 01/01/37(a)	21,455,000	21,455,000
Series 22005, AMT,
4.030% 01/01/37(a)	23,005,000	23,005,000
UT Housing Finance Agency
Series 2001 A-2, AMT,
SPA: Bayerische Landesbank
4.030% 07/01/32(a)	11,245,000	11,245,000
UT Murray City Industrial Development Revenue
Hunter Douglas Real Property,
Series 1994, AMT,
LOC: ABN AMRO Bank N.V.
4.040% 09/01/14(a)	3,200,000	3,200,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTAH – (continued)
Zvex Project,
Series 1996, AMT,
LOC: Bank One Arizona
4.250% 10/01/16(a)	1,100,000	1,100,000
UT Salt Lake City Industrial Development Revenue
Spring Air Project,
Series 2003, AMT,
4.040% 07/01/23(a)	3,505,000	3,505,000
UT Tooele City Industrial Development Revenue
Encon Utah Project,
Series 2002 A, AMT,
LOC: U.S. Bank N.A.
4.070% 10/01/22(a)	3,100,000	3,100,000
UT Water Finance Agency Revenue
Series 2005 A-14,
Insured: AMBAC,
SPA: JPMorgan Chase Bank
4.020% 10/01/35(a)	8,100,000	8,100,000
UT West Jordan Industrial Development Revenue
Vesper Corp.,
Series 1994 A, AMT,
LOC: PNC Bank
4.090% 04/01/14(a)	5,000,000	5,000,000
UTAH TOTAL		416,975,000
VERMONT – 0.4%
VT Economic Development Authority
Alpine Pipeline Co.,
Series 1999 A, AMT,
LOC: KeyBank N.A.
1.000% 12/01/20(a)	1,175,000	1,175,000
VT Housing Finance Agency
Series 2005 23, AMT,
Insured: FSA,
SPA: DEPFA Bank PLC
4.050% 11/01/34(a)	14,300,000	14,300,000
VT Industrial Development Authority
Ryegate Wood Energy Company,
Series 1990, AMT,
LOC: ABN AMRO Bank N.V.
4.040% 12/01/15(a)	11,800,000	11,800,000
VERMONT TOTAL		27,275,000
VIRGINIA – 3.2%
VA Chesapeake Economic Development Authority
Tidewater Fibre Corp.,
Series 2005, AMT,
LOC: Wachovia Bank N.A.
4.030% 12/01/14(a)	12,250,000	12,250,000
VA Fredericksburg Industrial Development Authority Multi-Family Housing Revenue
Forest Village Apartments Project,
Series 2001 A-1, AMT,
LOC: SunTrust Bank
4.040% 01/01/33(a)	4,500,000	4,500,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
VIRGINIA – (continued)
VA Madison County Industrial Development Revenue
Madison Wood Preservers,
Series 1998, AMT,
LOC: Wachovia Bank of North Carolina
4.030% 06/01/13(a)	3,525,000	3,525,000
VA Morgan Keegan Municipal Products, Inc.
Series 2005 C, AMT,
LIQ FAC: BNP Paribas:
4.070% 08/09/07(a)	134,985,000	134,985,000
4.070% 12/01/10(a)	39,505,000	39,505,000
VA Port Authority
Commonwealth Port Fund Revenue,
Series 2005 PT-2662, AMT,
Insured: FSA,
LIQ FAC: Merrill Lynch Capital Services
4.040% 07/01/24(a)	3,095,000	3,095,000
VA Prince William County Industrial Development Revenue
Dale Scott Corp. Project,
Series 2001, AMT,
LOC: First Union National Bank
4.030% 12/01/21(a)	8,600,000	8,600,000
VA Richmond Redevelopment & Housing Authority
Tobacco Row Revenue:
Series 1989 B-10, AMT,
4.070% 10/01/29(a)	6,920,000	6,920,000
Series 1989 B-3, AMT,
GIC: Bayerische Landesbank
4.070% 10/01/29(a)	1,960,000	1,960,000
Series 1989 B-5, AMT,
GIC: Bayerische Landesbank
4.070% 10/01/29(a)	10,535,000	10,535,000
Series 1989 B-6, AMT,
GIC: Bayerische Landesbank
4.070% 10/01/29(a)	3,515,000	3,515,000
Series 1989 B-7, AMT,
GIC: Bayerische Landesbank
4.070% 10/01/29(a)	10,535,000	10,535,000
Series 1989 B-8, AMT,
GIC: Bayerische Landesbank
4.070% 10/01/29(a)	3,515,000	3,515,000
VA Westmoreland County Industrial Development Revenue
Economic Development Revenue,
Second Development LLC Project,
Series 2003,
LOC: Wells Fargo Bank N.A.
4.110% 08/01/19(a)	3,750,000	3,750,000
VIRGINIA TOTAL		247,190,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
WASHINGTON – 2.2%
WA Central
Washington University,
Series 2004,
Insured: FGIC
4.010% 05/01/21(a)	4,165,000	4,165,000
WA Economic Development Finance Authority
Four Corners Capital LLC,
Series 2005 G, AMT,
LOC: General Electric Capital Corp.
4.030% 01/01/26(a)(c)	7,500,000	7,500,000
RMI Investors LLC,
Series 2001, AMT,
LOC: Wells Fargo Bank N.A.
4.070% 08/01/26(a)	3,850,000	3,850,000
WA Goat Hill Properties
Washington Lease Revenue,
Series 2005,
Insured: MBIA
4.010% 12/01/23(a)	1,335,000	1,335,000
WA Housing Finance Commission
Multi-Family Housing Revenue:
Columbia Heights Project,
2004 A,
LOC: Wells Fargo Bank N.A.
4.150% 10/01/39(a)	9,045,000	9,045,000
Inglebrook Court Project,
Series 1995, AMT,
4.020% 07/01/25(a)	8,300,000	8,300,000
Mallard Lakes Apartment Projects,
Series 2002 A, AMT,
4.020% 05/15/35(a)	13,600,000	13,600,000
MWSH Arlington LLC,
Series 2003, AMT,
LOC: Washington Trust Bank
4.050% 11/01/36(a)	1,300,000	1,300,000
Pacific Inn Apartments Project,
Series 1996 A, AMT,
LOC: US Bank N.A.
4.070% 05/01/28(a)	1,350,000	1,350,000
Rosemont Apartments Projects,
Series 2003 A, AMT,
LOC: Umpua Bank & Bank of the West
4.180% 10/01/36(a)	2,885,000	2,885,000
Series 2005 A, AMT,
Insured: FNMA
4.020% 09/15/39(a)	11,570,000	11,570,000
Sherwood Springs Apartments Project,
Series 1997 A, AMT,
LOC: US Bank N.A.
4.070% 09/01/27(a)	2,000,000	2,000,000
Sisters of Providence Project,
Series 1995, AMT,
4.070% 12/01/15(a)	1,835,000	1,835,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
WASHINGTON – (continued)
Single Family Housing Revenue,
Series 2006 2A, AMT,
3.750% 05/01/07	22,000,000	22,000,000
WA King County Housing Authority
Auburn North Associates,
Series 1997, AMT,
Insured: FNMA,
4.020% 12/01/27(a)	3,370,000	3,370,000
WA King County Sewer Revenue
Series 2003,
Insured: FGIC
4.010% 01/01/20(a)	5,570,000	5,570,000
WA Pierce County Economic Development
McFarland Cascade Project,
Series 1996, AMT,
LOC: US Bank N.A.
4.070% 12/01/17(a)	2,000,000	2,000,000
WA Port of Seattle Revenue
Series 2003, AMT,
Insured: MBIA
3.130% 07/01/11(a)(b)	4,320,000	4,320,000
Series 2005 122, AMT,
Insured: MBIA,
LIQ FAC: BNP Paribas
4.030% 02/01/21(a)	9,025,000	9,025,000
Series 2005 123, AMT,
LOC: BNP Paribas
3.960% 12/01/21(a)	14,745,000	14,745,000
Series 2005, AMT,
Insured: FGIC
4.050% 04/01/16(a)	980,000	980,000
WA Seattle Housing Authority Revenue
Lower Income Housing Assistance Revenue,
Bayview Manor Project,
Series 1994 B,
LOC:US Bank of Washington
4.010% 05/01/19(a)	2,280,000	2,280,000
Rainier Vista Project, Phase I,
Series 2003,
LOC: KeyBank N.A.
4.040% 12/01/36(a)	22,100,000	22,100,000
WA State
Series 2003,
Insured: FSA
4.010% 07/01/19(a)	5,115,000	5,115,000
WA Tacoma Convention Center & Parking Revenue
Series 2004,
Insured: MBIA
4.010% 12/01/24(a)	6,035,000	6,035,000
WA Yakima County Public Corp.
Oord Dairy,
Series 2004, AMT,
LOC: KeyBank N.A.
4.110% 04/01/18(a)	4,415,000	4,415,000
WASHINGTON TOTAL		170,690,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
WEST VIRGINIA – 0.9%
WV Beckley Revenue Refunding
Beckley Water Co.,
Series 2003, AMT,
LOC: Bank One West Virginia
4.080% 10/01/16(a)	7,120,000	7,120,000
WV Harrison County Board of Education
Series 2001,
LIQ FAC: Wachovia Bank N.A.
4.190% 05/01/07(a)	3,925,000	3,925,000
WV Marion County Commission Solid Waste Disposal Facility Revenue
Grantown Project,
Series 1990 C, AMT,
LOC: National Westminster
4.070% 10/01/17(a)	1,200,000	1,200,000
WV Pleasants County Commission Industrial Development Revenue
Simex, Inc.,
Series 1999,
LOC: PNC Bank N.A.
4.080% 12/01/19(a)	7,055,000	7,055,000
WV Putnam County Solid Waste Disposal Revenue
Toyota Motor Credit Corp.:
Series 1998 A, AMT,
4.020% 06/01/28(a)	40,000,000	40,000,000
Series 2000 A, AMT,
4.020% 04/01/30(a)	5,000,000	5,000,000
WV University Revenue
Series 2004,
Insured: FGIC
4.010% 10/01/24(a)	2,340,000	2,340,000
WEST VIRGINIA TOTAL		66,640,000
WISCONSIN – 2.1%
WI Caledonia Industrial Development Revenue
Caledonia Properties LLC,
Series 1998,AMT,
LOC: Fifth Third Bank N.A.
4.060% 12/01/18(a)	1,500,000	1,500,000
WI Chippewa Falls Industrial Development Revenue
Series 2003, AMT,
LOC: Fifth Third Bank
4.060% 04/01/33(a)	1,400,000	1,400,000
WI Health & Educational Facilities Authority
Gundersen Clinic Ltd.:
Series 2000 A,
Insured: FSA,
SPA: Dexia Public Finance Bank
4.040% 12/01/15(a)	2,695,000	2,695,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
WISCONSIN – (continued)
Series 2000 B,
Insured: FSA,
SPA; Dexia Public Finance Bank
4.040% 12/01/29(a)	2,400,000	2,400,000
ProHealth Care, Inc.,
Series 2001 B,
Insured: AMBAC,
SPA: JPMorgan Chase Bank
4.040% 08/15/30(a)	8,440,000	8,440,000
Series 2003,
Insured: MBIA:
3.200% 08/15/19(a)(b)	24,015,000	24,014,281
3.350% 02/15/16(a)(b)	16,740,000	16,740,000
WI Housing & Economic Development Authority
Home Ownership Revenue:
Series 2004 D, AMT,
LOC: Dexia Credit Local
4.030% 09/01/35(a)	25,140,000	25,140,000
Series 2004 E, AMT,
4.030% 09/01/35(a)	17,430,000	17,430,000
Series 2005 C, AMT,
LOC: Lloyds TSB Bank PLC:
4.030% 03/01/28(a)	14,955,000	14,955,000
4.030% 09/01/33(a)	12,000,000	12,000,000
Series 2005 A, AMT,
SPA: DEPFA Bank PLC
4.030% 05/01/35(a)	4,975,000	4,975,000
Series 2005 B, AMT,
SPA: DEPFA Bank PLC
4.030% 05/01/35(a)	2,885,000	2,885,000
Series 2005 C, AMT,
SPA: DEPFA Bank PLC
4.030% 05/01/35(a)	2,025,000	2,025,000
WI Kenosha Industrial Development Revenue
Monarch Plastics, Inc.,
Series 1994, AMT,
LOC: JPMorgan Chase Bank
4.300% 12/01/09(a)	700,000	700,000
WI Marathon City Redevelopment Authority Industrial Development Revenue
Maratech Calvin Frost Project,
Series 2003, AMT,
LOC: Fifth Third Bank
4.060% 10/01/35(a)	2,965,000	2,965,000
WI Menomonee Falls Industrial Development Revenue
Series 1994,
LOC: Bank One Milwaukee N.A.
4.250% 09/01/14(a)	2,700,000	2,700,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
WISCONSIN – (continued)
WI Oconomowoc Community Development Authority
85 Oconomowoc LLC,
Series 2004, AMT,
LOC: LaSalle Bank N.A.
4.030% 12/01/44(a)	1,500,000	1,500,000
WI Oconto Industrial Development Revenue
Unlimited Services of Wisconsin,
Series 2000, AMT,
LOC: Bank One Wisconsin
4.170% 11/01/12(a)	1,050,000	1,050,000
WI Park Falls Industrial Development Revenue
Shield Brothers, Inc.,
Series 2000, AMT,
LOC: Bank One Wisconsin
4.080% 08/01/20(a)	700,000	700,000
WI Pewaukee Industrial Development
Gunner Press & Finishing,
Series 2000, AMT,
LOC: Bank One Wisconsin
4.250% 09/01/20(a)	800,000	800,000
WI Saukville Village Community Development Authority Industrial Development Revenue
Calibre, Inc.,
Series 2004, AMT,
LOC: U.S. Bank N.A.
4.080% 09/01/29(a)	1,815,000	1,815,000
WI Sheboygan Industrial development Revenue
SBCO Foods of Wisconsin,
Series 2002, AMT,
LOC: National Bank & Trust
4.250% 08/01/12(a)	2,470,000	2,470,000
WI Whitewater Industrial Development Revenue
Husco International, Inc.,
Series 1997, AMT,
LOC: LaSalle Bank
4.050% 12/01/12(a)	3,500,000	3,500,000
WI Wind Point Revenue
The Johnson Foundation,
Series 2000,
LOC: Harris Trust & Savings Bank
4.010% 09/01/35(a)	8,190,000	8,190,000
WISCONSIN TOTAL		162,989,281
WYOMING – 1.2%
WY Campbell County Industrial Development Revenue
Series 2005 B,
3.350% 12/01/35(a)	56,180,000	56,180,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
WYOMING – (continued)
Two Elk Power Generation Partners,
Series 2003, AMT,
3.550% 12/01/30(a)	40,000,000	40,000,000
WYOMING TOTAL		96,180,000
Total Municipal Bonds (cost of $7,726,325,720)		7,726,325,720
	Shares
Municipal Preferred Stocks – 0.2%
Munimae TE Bond Subsidiary LLC
4.100% 11/15/25(a)	11,905,000	11,905,000
Total Municipal Preferred Stocks (cost of $11,905,000)		11,905,000

	Par ($)
Variable Rate Demand Notes – 1.7%
Puttable Floating Option Tax-Exempt Receipts
Series 2005, AMT,
SPA: Merrill Lynch Capital Services
4.100% 05/01/32(a)	61,165,000	61,165,000
Series 2005:
LIQ FAC: Merrill Lynch Capital Services
4.070% 09/01/31(a)	6,040,000	6,040,000
SPA: Merrill Lynch Capital Services
4.100% 09/01/26(a)	11,420,000	11,420,000
Series 2006 A,
SPA: Merrill Lynch Capital Services
4.040% 10/01/39(a)	51,065,000	51,065,000

Total Variable Rate Demand Notes (cost of $129,690,000)		129,690,000

Total Investments(d) – 102.0% (cost of $7,867,920,720)		7,867,920,720

Other Assets & Liabilities, Net – (2.0)%		(151,766,587)

Net Assets – 100.0%		7,716,154,133

Notes to Investment Portfolio:

*	Security Valuation:

Securities are valued on the basis of amortized cost, which approximates current market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant accretion to maturity of any discount or amortization of any premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets may be valued in accordance with procedures adopted by the Board of Trustees.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2006.

(b)	Illiquid security.

(c)

These securities, under Rule 144A of the Securities Act of 1933, are restricted to resale normally to qualified institutional buyers. At June 30, 2006, these securities, which are not illiquid, amounted to $11,500,000, which represents 0.1% of net assets.

(d)	Cost for federal income tax purposes is $7,867,920,720.

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guarantee
SPA	Stand-by Purchase Agreement
XLCA	XL Capital Assurance, Inc.

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia Tax Exempt Reserves

	Par ($)	Value ($)*
Municipal Bonds – 98.5%
ALABAMA – 3.7%
AL ASMS Mobile Public Educational Building Authority
Alabama High School Math & Science Foundation,
Series 1997,
LOC: AmSouth Bank of Alabama
4.040% 07/01/22(a)	8,080,000	8,080,000
AL Birmingham Medical Clinic Board
Series 1991,
LOC: AmSouth Bank
3.990% 12/01/26(a)	54,500,000	54,500,000
University of Alabama Health Services Foundation:
Series 2001 A,
LOC: First Commercial Bank
4.070% 03/01/31(a)	6,135,000	6,135,000
Series 2005,
LOC: SunTrust Bank
3.990% 09/01/15(a)	10,000,000	10,000,000
AL Foley Public Park & Recreation Board
YMCA of Mobile,
Series 2002,
LOC: Regions Bank
4.020% 10/01/22(a)	1,990,000	1,990,000
AL Health Care Authority for Baptist Health
Series 2006 C,
LOC: AmSouth Bank
3.980% 11/15/37(a)	4,715,000	4,715,000
AL Infirmary Health System Special Care Facilities Financing Authority
Series 2006 A,
LOC: Bank of Nova Scotia
3.970% 02/01/40(a)	19,000,000	19,000,000
AL Pell City Special Care Facilities Financing Authority
Noland Health Services, Inc.,
Series 2004,
LOC: Allied Irish Bank LLC
4.000% 12/01/34(a)	47,065,000	47,065,000
AL Scottsboro Solid Waste Disposal Authority
Series 2003,
LOC: Regions Bank
4.000% 11/01/18(a)	5,460,000	5,460,000
AL Space Science Exhibit Finance Authority
Series 2005 A,
LOC: AmSouth Bank
4.070% 10/01/22(a)	4,400,000	4,400,000
AL Tuscaloosa County Education Board
Series 2003,
LOC: Regions Bank
3.990% 02/01/16(a)	5,200,000	5,200,000

1

	Par ($)	Value ($)
Municipal Bonds – (continued)
ALABAMA – (continued)
AL Tuscaloosa Educational Building Authority
Stillman College,
Series 2002 A,
LOC: AmSouth Bank
4.090% 10/01/23(a)	14,760,000	14,760,000
ALABAMA TOTAL		181,305,000
ALASKA – 0.1%
AK Housing Finance Corp.
Series 2005-703,
Insured: FGIC
4.010% 12/01/12(a)	6,260,000	6,260,000
ALASKA TOTAL		6,260,000
ARIZONA – 0.2%
AZ Pima County Industrial Development Authority
Broadway Proper Retirement Community I LP,
Series 2000 A,
Insured: GNMA,
LOC: State Street Bank & Trust Co.
4.040% 12/01/25(a)	9,185,000	9,185,000
AZ Tempe Industrial Development Authority
Centers for Habilitation,
Series 2001,
LOC: Wells Fargo Bank N.A.
4.070% 12/01/21(a)	2,600,000	2,600,000
ARIZONA TOTAL		11,785,000
ARKANSAS – 0.1%
AR Little Rock Metrocentre Improvement District No. 1
Wehco Media, Inc.
Series 1985,
LOC: Bank of New York
4.000% 12/01/25(a)	6,300,000	6,300,000
ARKANSAS TOTAL		6,300,000
COLORADO – 3.7%
CO ABN AMRO Munitops Certificates Trust
Series 2005,
Insured: FGIC
4.010% 06/01/13(a)	5,140,000	5,140,000
CO Arapahoe County School District No.6
Series 2003,
Insured: FGIC
4.010% 12/01/10(a)	5,750,000	5,750,000
CO Broomfield Certificates of Participation
Series 2002 PT-1643,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
4.010% 12/01/08(a)	9,640,000	9,640,000
CO Denver City & County Excise Tax Revenue
Series 2001,
Insured: FSA
3.970% 09/01/25(a)	25,785,000	25,785,000

2

	Par ($)	Value ($)
Municipal Bonds – (continued)
COLORADO – (continued)
CO Denver City & County Multi Family Housing
Series 1985,
LOC: Credit Lyonnais
4.050% 12/01/29(a)	10,300,000	10,300,000
CO Department of Transportation
Series 2003,
Insured: AMBAC
4.010% 12/15/16(a)	3,200,000	3,200,000
CO Douglas County Colorado School District No. 1
Series 2001,
Insured: MBIA
4.010% 06/15/09(a)	5,655,000	5,655,000
CO Educational & Cultural Facilities Authority
Milwaukee Jewish, Inc.
Series 2005 C1,
LOC: U.S. Bank N.A.
4.030% 09/01/35(a)	18,500,000	18,500,000
Oaks Christian School,
Series 2006,
LOC: U.S. Bank N.A.
4.000% 05/01/33(a)	10,000,000	10,000,000
CO Erie Certificates of Participation
Series 2005,
LOC: KeyBank N.A.
4.010% 11/01/35(a)	4,365,000	4,365,000
CO Harvest Junction Metropolitan District
Series 2006,
LOC: U.S. Bank N.A.
4.000% 12/01/36(a)	4,000,000	4,000,000
CO Health Facilities Authority
Bethesda Foundation:
Series 2004 A,
LOC: LaSalle Bank N.A.
3.980% 08/01/34(a)	5,145,000	5,145,000
Series 2004 B,
LOC: LaSalle Bank N.A.
3.980% 08/01/34(a)	4,130,000	4,130,000
Covenant Retirement Communities, Inc.
Series 1999 A,
LOC: LaSalle Bank N.A.
3.980% 12/01/29(a)	12,900,000	12,900,000
Plan de Salud Del Valle,
Series 2005,
LOC: KeyBank N.A.
3.990% 06/01/30(a)	11,000,000	11,000,000
CO Housing & Finance Authority
Series 2006,
LOC: Wells Fargo Bank N.A.
3.970% 05/01/19(a)	5,000,000	5,000,000
CO Kipling Ridge Metropolitan District
Series 2005,
LOC: U.S. Bank N.A.
3.970% 12/01/23(a)	3,715,000	3,715,000

3

	Par ($)	Value ($)
Municipal Bonds – (continued)
COLORADO – (continued)
CO Lafayette Exemplatory Improvement District
Series 2002,
LOC: Wells Fargo Bank N.A.
3.970% 12/01/22(a)	3,125,000	3,125,000
CO Roaring Fork Municipal Products LLC
Series 2004,
Insured: FGIC
4.050% 12/15/16(a)	8,265,000	8,265,000
CO State
Series 2006,
4.500% 06/27/07	15,000,000	15,105,750
CO Westminster Colorado Economic Development Authority
Tax Increment Revenue,
Series 2005
LOC: DEPFA Bank PLC
3.970% 12/01/28(a)	9,050,000	9,050,000
CO Westminster Economic Development Authority
Series 2005,
LOC: DEPFA Bank PLC
3.970% 12/01/28(a)	5,690,000	5,690,000
COLORADO TOTAL		185,460,750
DELAWARE – 3.4%
DE Eagle Tax-Exempt Trust
Series 2001 A,
Insured: MBIA,
LIQ FAC: Citibank N.A.
4.020% 05/15/26(a)	18,700,000	18,700,000
DE Economic Development Authority
Independence School, Inc.,
Series 2003,
LOC: Citizens Bank
3.980% 07/01/33(a)	8,250,000	8,250,000
DE Kent County Revenue
Charter School, Inc.,
Series 2002,
LOC: Wachovia Bank N.A.
4.030% 11/01/22(a)	3,975,000	3,975,000
DE New Castle County Student Housing Revenue
Series 2005,
LOC: Bank of New York
4.010% 08/01/31(a)	13,000,000	13,000,000
DE Reset Optional Certificates Trust II-R
Series 2006,
LIQ FAC: Citigroup Financial Products
4.070% 03/01/07(a)	125,000,000	125,000,000
DELAWARE TOTAL		168,925,000

4

	Par ($)	Value ($)
Municipal Bonds – (continued)
DISTRICT OF COLUMBIA – 0.5%
DC State
American College of Cardiology,
Series 2005,
LOC: SunTrust Bank
3.990% 06/01/40(a)	13,200,000	13,200,000
Maret School, Inc.,
Series 2003,
LOC: SunTrust Bank
3.990% 10/01/30(a)	1,945,000	1,945,000
Series 2001 D,
Insured: FGIC,
SPA: FGIC
4.000% 06/01/29(a)	10,600,000	10,600,000
DISTRICT OF COLUMBIA TOTAL		25,745,000
FLORIDA – 3.4%
FL Alachua County Health Facilities Authority
Meridian Behavioral Income,
Series 2003,
LOC: Wachovia Bank N.A.
4.030% 07/01/18(a)	3,700,000	3,700,000
FL Brevard County Health Facilities Authority
Health First, Inc.
Series 2003,
LOC: SunTrust Bank
4.020% 08/01/14(a)	4,125,000	4,125,000
FL Development Finance Corp.
Central Florida Community College Foundation,
Series 2003 A-1,
LOC: SunTrust Bank
4.090% 06/01/23(a)	1,835,000	1,835,000
FL Eclipse Funding Trust
Series 2006,
Insured: FSA,
LIQ FAC: U.S. Bank N.A.
4.000% 10/01/13(a)	6,795,000	6,795,000
FL Higher Educational Facilities Financing Authority
Southeastern University, Inc.
Series 2005,
LOC: Regions Bank
3.980% 12/02/30(a)	20,000,000	20,000,000
FL Highlands County Health Facilities Authority
Adventist Health Systems,
Series 2003 B,
LOC: SunTrust Bank
3.990% 11/15/09(a)	16,360,000	16,360,000
FL Housing Finance Corp.
Series 2005 Mt-168,
LOC: FHLMC
3.250% 10/01/32(a)(b)	16,180,000	16,180,000

5

	Par ($)	Value ($)
Municipal Bonds – (continued)
FLORIDA – (continued)
FL Miami-Dade County Industrial Development Authority
Dave & Mary Alper Community
Series 2002,
LOC: Northern Trust Co.
3.980% 04/01/32(a)	5,695,000	5,695,000
FL Miami-Dade County
Series 2006,
Insured: FGIC,
LOC: Citibank N.A.
4.020% 07/01/33(a)	9,900,000	9,900,000
FL Orange County Industrial Development Authority
Bishop Roman Catholic Orlando,
Series 2000,
LOC: SunTrust Bank
3.990% 10/01/25(a)	10,000,000	10,000,000
FL Pinellas County Health Facilities Authority
Bayfront Medical Center, Inc.,
Series 2004,
LOC: SunTrust Bank
4.020% 07/01/34(a)	6,350,000	6,350,000
FL Sunshine State Governmental Financing Commission
3.610% 09/08/06	9,000,000	9,000,000
3.640% 09/07/06	15,000,000	15,000,000
3.710% 09/12/06	3,000,000	3,000,000
FL Tampa
Tampa LLC,
Series 2005 A,
LOC: Royal Bank of Canada
3.970% 10/01/37(a)	9,000,000	9,000,000
FL Titusville City
Series 1995 A,
LOC: SunTrust Bank
4.050% 01/01/25(a)	3,800,000	3,800,000
FL University of North Florida Foundation, Inc.
Series 1994,
LOC: Wachovia Bank N.A.
4.010% 11/01/24(a)	9,400,000	9,400,000
Series 1997,
LOC: First Union National Bank
4.010% 11/01/27(a)	5,400,000	5,400,000
Series 2000,
LOC: First Union National Bank
4.010% 11/01/30(a)	11,600,000	11,600,000
FLORIDA TOTAL		167,140,000

6

	Par ($)	Value ($)
Municipal Bonds – (continued)
GEORGIA – 4.5%
GA Atlanta Rapid Transportation Authority
3.620% 09/07/06	3,700,000	3,700,000
GA Burke County Development Authority
Pollution Control Revenue,
Oglethorpe Power Corp.,
Series 1999 A,
Insured: AMBAC,
4.020% 01/01/20(a)	4,815,000	4,815,000
GA City of Atlanta Tax Allocation
Series 2006,
LIQ FAC: AIG Global Real Estate,
LOC: Wachovia Bank N.A.
4.070% 12/01/24(a)	10,000,000	10,000,000
GA Clayton County Housing Authority
Multi-Family Housing Revenue:
Series 1990 A,
Insured: FSA
4.020% 01/01/21(a)	5,300,000	5,300,000
Series 1990 B,
Insured: FSA
4.020% 01/01/21(a)	3,690,000	3,690,000
Series 1990 C,
Insured: FSA
4.020% 01/01/21(a)	6,955,000	6,955,000
Series 1990 D,
Insured: FSA
4.020% 01/01/21(a)	2,215,000	2,215,000
Series 1990 F,
Insured: FSA
4.020% 01/01/21(a)	3,945,000	3,945,000
GA Cobb County Development Authority
Institute of Nuclear Power,
Series 1998,
LOC: SunTrust Bank
3.990% 02/01/13(a)	8,690,000	8,690,000
North Cobb Christian School,
Series 1998 A,
LOC: Branch Banking & Trust
4.013% 03/01/22(a)	6,600,000	6,600,000
YMCA of Cobb County,
Series 2003,
LOC: Branch Banking & Trust Co.
4.013% 12/01/25(a)	2,740,000	2,740,000
GA Cobb County Hospital Authority
Cobb Hospital, Inc.,
Series 2004,
LOC: SunTrust Bank
3.990% 04/01/34(a)	25,000,000	25,000,000
GA Columbus Development Authority
Foundation Properties, Inc.,
Series 2004,
LOC: Columbus Bank & Trust
4.040% 12/01/33(a)	5,970,000	5,970,000
GA Columbus Hospital Authority
St. Francis Hospital, Inc.,
Series 2000 A,
LOC: Columbus Bank & Trust
4.010% 01/01/31(a)	6,235,000	6,235,000

7

	Par ($)	Value ($)
Municipal Bonds – (continued)
GEORGIA – (continued)
GA Coweta County
Residential Care Facilities for The Elderly Authority Revenue,
Wesley Woods of Newnan,
LOC: Branch Banking & Trust
3.990% 10/01/36(a)	22,600,000	22,600,000
GA DeKalb County Development Authority
American Cancer Society, Inc.,
Series 1988,
LOC: SunTrust Bank
3.990% 05/01/13(a)	3,970,000	3,970,000
GA DeKalb Private Hospital Authority
Egleston Children Health Center,
Series 1995 B,
LOC: SunTrust Bank
3.970% 12/01/17(a)	6,250,000	6,250,000
GA Fayette County Hospital Authority
Piedmont Hospital,
Series 2005,
LOC: SunTrust Bank
3.990% 06/01/35(a)	31,000,000	31,000,000
GA Fulton County Development Authority
Mt. Vernon Presbyterian School,
LOC: Branch Banking & Trust
4.013% 08/01/35(a)	5,000,000	5,000,000
Weber School,
Series 2006,
LOC: Branch Banking & Trust
4.010% 12/01/30(a)	4,200,000	4,200,000
GA Fulton County Water & Sewage Revenue
Series 2005,
Insured: FGIC,
LIQ FAC: Citibank N.A.
4.020% 01/01/35(a)	1,650,000	1,650,000
GA Gwinnett County Hospital Authority
Gwinnett Hospital Systems, Inc.,
Series 2002,
LOC: SunTrust Bank
3.990% 07/01/32(a)	16,000,000	16,000,000
GA La Grange Development Authority
Lagrange College,
Series 2001,
LOC: SunTrust Bank
3.980% 06/01/31(a)	12,355,000	12,355,000
GA Macon-Bibb County Georgia Hospital Authority
Series 1998,
LOC: SunTrust Bank
3.990% 12/01/18(a)	4,000,000	4,000,000
GA Monroe County Development Authority
Pollution Control Revenue,
Oglethorpe Power Corp,
Series 1999 A,
Insured: AMBAC,
4.020% 01/01/20(a)	4,510,000	4,510,000

8

	Par ($)	Value ($)
Municipal Bonds – (continued)
GEORGIA – (continued)
GA Private Colleges & Universities Authority
Mercer University,
Series 2006 C,
LOC: Branch Banking & Trust Co.
4.020% 10/01/31(a)	8,700,000	8,700,000
GA Worth County Industrial Development Authority
Seabrook Enterprises, Inc.,
Series 1996 A,
LOC: Harris Trust & Savings Bank
3.990% 08/01/23(a)	4,650,000	4,650,000
GEORGIA TOTAL		220,740,000
HAWAII – 0.4%
HI Department Budget & Finance
Series 2006 4G,
LIQ FAC: Goldman Sachs
4.030% 07/01/30(a)	8,000,000	8,000,000
HI Honolulu City & County
Series 2003,
Insured: MBIA
4.010% 03/01/22(a)	4,950,000	4,950,000
Series 2005 A,
Insured: MBIA,
LOC: Citibank N.A.
4.020% 07/01/24(a)	5,525,000	5,525,000
HAWAII TOTAL		18,475,000
IDAHO – 0.2%
ID Boise County Housing Authority
Series 2002,
LOC: KeyBank N.A.
4.050% 03/01/33(a)	1,300,000	1,300,000
ID Boise County Urban Renewal Agency
Series 2004 A,
LOC: KeyBank N.A.
4.050% 03/01/24(a)	8,055,000	8,055,000
IDAHO TOTAL		9,355,000
ILLINOIS – 8.6%
IL ABN AMRO Munitops Certificate Trust
Series 2002,
Insured: MBIA,
SPA: ABN AMRO Bank
4.020% 12/01/10(a)	22,345,000	22,345,000
Series 2006,
4.020% 06/01/14(a)	20,000,000	20,000,000
IL Bolingbrook
Series 2004,
LOC: Harris Trust & Savings Bank
4.020% 12/01/29(a)	22,575,000	22,575,000

9

	Par ($)	Value ($)
Municipal Bonds – (continued)
ILLINOIS – (continued)
IL Chicago Board of Education
Series 2004 C-1,
Insured: FSA,
SPA: DEPFA Bank PLC
3.990% 03/01/31(a)	18,815,000	18,815,000
Series 2004 E,
Insured: FSA
4.000% 03/01/15(a)	6,635,000	6,635,000
Series 2005 Z-8,
Insured: FGIC,
LIQ FAC: Goldman Sachs
4.040% 10/28/25(a)	8,070,000	8,070,000
IL Chicago O’Hare International Airport Revenue
Series 2005 C,
Insured: CIFG
3.980% 01/01/35(a)	44,550,000	44,550,000
IL Chicago Tax Increment
Series 1997 A,
LOC: Northern Trust Co.
4.050% 12/01/11(a)	1,030,000	1,030,000
Series 1997 B,
LOC: Northern Trust Co.
4.050% 12/01/14(a)	1,600,000	1,600,000
IL Chicago Water System
3.600% 08/10/06	18,687,000	18,687,000
IL Chicago
Series 2004 B-24,
LOC: Wachovia Bank N.A.
4.010% 01/01/25(a)	4,065,000	4,065,000
Series 2004,
Insured: FSA
4.000% 01/01/29(a)	10,520,000	10,520,000
Series Z-10,
Insured: FGIC,
LIQ FAC: Goldman Sachs
4.040% 06/29/29(a)	3,165,000	3,165,000
IL Crestwood
Series 2003,
LOC: Fifth Third Bank
3.970% 09/01/28(a)	8,055,000	8,055,000
IL DeKalb Tax Increment Revenue
Series 2003,
LOC: Northern Trust Co.
4.030% 01/01/13(a)	3,790,000	3,790,000
IL Development Finance Authority
American Academy of Dermatology,
Series 2001,
LOC: American National Bank & Trust
4.100% 04/01/21(a)	5,150,000	5,150,000
British Home for Retirement,
Series 2001,
LOC: LaSalle Bank N.A.
3.990% 11/01/27(a)	8,360,000	8,360,000
Chicago Academy of Science,
Series 1997,

10

	Par ($)	Value ($)
Municipal Bonds – (continued)
ILLINOIS – (continued)
LOC: JPMorgan Chase Bank
3.990% 01/01/31(a)	2,120,000	2,120,000
Community Action Partnership,
Series 2004,
LOC: US Bank Trust N.A.
3.990% 03/01/39(a)	3,125,000	3,125,000
Dominican University,
Series 2006,
LOC: JPMorgan Chase Bank
4.000% 03/01/36(a)	7,500,000	7,500,000
Evangelical Retirement Homes,
Series 2005 C,
LOC: LaSalle Bank N.A.
3.970% 02/15/37(a)	20,500,000	20,500,000
IIT Research Institute,
Series 2004,
LOC: Fifth Third Bank
3.970% 10/01/34(a)	7,320,000	7,320,000
Little City Foundation Project,
Series 1994,
LOC: LaSalle Bank N.A.
3.990% 02/01/19(a)	4,080,000	4,080,000
Lyric Opera Chicago,
Series 1994,
LOC: Northern Trust Co.,
LOC: Harris Trust & Savings Bank
4.000% 12/01/28(a)	26,600,000	26,600,000
Massachusetts Eye & Ear Associates, Inc.,
Series 1992,
LOC: LaSalle Bank N.A.
3.990% 10/01/17(a)	5,750,000	5,750,000
Sinai Community Institute, Inc.,
Series 1997,
LOC: LaSalle Bank N.A.
3.990% 03/01/22(a)	5,000,000	5,000,000
The Clare at Water Tower,
Series 2005 D,
LOC: LaSalle Bank N.A.
3.980% 05/15/38(a)	18,050,000	18,050,000
Village Oak Park Residence Corp.,
LOC: LaSalle Bank N.A.
3.990% 07/01/41(a)	3,675,000	3,675,000
IL Educational Facilities Authority
Beverly Arts Center,
Series 2003,
LOC: Fifth Third Bank
3.990% 10/01/28(a)	5,160,000	5,160,000
St. Xavier University,
Series 2002 A,
LOC: LaSalle Bank N.A.
3.990% 10/01/32(a)	4,500,000	4,500,000
IL Health Facilities Authority
Glenkirk,
Series 1997,
LOC: Glenview State Bank,
LOC: LaSalle National Bank
4.030% 02/15/21(a)	2,020,000	2,020,000
IL Macon County
Millikin University,
Series 2001,
LOC: National City Bank
3.990% 10/01/31(a)	700,000	700,000

11

	Par ($)	Value ($)
Municipal Bonds – (continued)
ILLINOIS – (continued)
IL Marion Special Services Area No. 2
Series 2002,
LOC: U.S. Bank N.A.
4.010% 01/01/22(a)	6,920,000	6,920,000
IL Metropolitan Pier & Exposition Authority
Series 2005 Z-5,
Insured: MBIA,
LIQ FAC: Goldman Sachs
4.040% 04/03/34(a)	18,305,000	18,305,000
Series 2005,
Insured: MBIA
4.040% 12/15/36(a)	1,000,000	1,000,000
IL Mount Morris Village Industrial Revenue
Pinecrest Village,
Series 2006,
LOC: U.S. Bank N.A.
4.020% 02/01/31(a)	9,945,000	9,945,000
IL Niles
Notre Dame Homes for Boys,
Series 2001,
LOC: LaSalle Bank N.A.
3.990% 03/01/31(a)	6,000,000	6,000,000
IL Northern Cook County Solid Waster Agency
Series 2002 A,
LOC: Northern Trust Co.
3.990% 05/01/15(a)	4,900,000	4,900,000
IL Oak Forest
Series 1989,
LOC: Fifth Third Bank
3.970% 07/01/24(a)	18,900,000	18,900,000
IL Peoria Heights Limited Obligation Revenue
Series 2001,
LOC: National City Bank
4.040% 09/01/36(a)	2,695,000	2,695,000
IL Romeoville
Lewis University,
Series 2006,
LOC: JPMorgan Chase Bank
4.030% 10/01/36(a)	5,290,000	5,290,000
IL Schaumburg City
Series 2004,
Insured: FGIC,
LIQ FAC: Citibank N.A.
4.020% 12/01/41(a)	5,000,000	5,000,000
IL State
4.010% 12/15/15(a)	7,020,000	7,020,000
Series 2003,
Insured: FSA,
LIQ FAC: Citigroup Global Markets

12

	Par ($)	Value ($)
Municipal Bonds – (continued)
ILLINOIS – (continued)
4.010% 12/01/20(a)	2,335,000	2,335,000
Series 2004 563,
Insured: AMBAC,
LOC: JPMorgan Chase Bank
4.010% 11/01/12(a)	3,170,000	3,170,000
IL Toll Highway Authority
Toll Highway Revenue,
Series 2005 R-4073,
Insured: FSA,
LIQ FAC: Citibank N.A.
4.010% 01/01/23(a)	3,715,000	3,715,000
IL Will & Kendall Counties Community Construction School District No. 202
Series 2003,
Insured: FGIC,
LIQ FAC: Citigroup Global Markets
4.010% 01/01/23(a)	5,450,000	5,450,000
ILLINOIS TOTAL		424,157,000
INDIANA – 2.7%
IN Angola Educational Facilities Revenue
Tri-State University, Inc.,
Series 2004,
LOC: Fifth Third Bank
3.990% 09/01/15(a)	1,000,000	1,000,000
IN Bond Bank
Series 2003 II-R-2079,
Insured: MBIA,
LIQ FAC: Citigroup Global Markets
4.010% 09/01/21(a)	2,410,000	2,410,000
Series 2004,
Insured: AMBAC
4.010% 02/01/12(a)	5,440,000	5,440,000
IN Dearborn County Economic Development Revenue
Dearborn County Hospital,
Series 2006,
LOC: JPMorgan Chase Bank
3.970% 04/01/36(a)	15,000,000	15,000,000
IN Development Finance Authority
Children’s Museum,
Series 2003,
LIQ FAC: Fifth Third Bank
4.000% 07/01/33(a)	17,000,000	17,000,000
Indiana University Foundation,
Series 1998,
LOC: National City Bank
4.050% 08/01/18(a)	5,745,000	5,745,000
Rehabilitation Center, Inc.,
Series 2002,
LOC: Old National Bank
4.070% 07/01/17(a)	2,025,000	2,025,000
IN Dyer Redevelopment Authority
Economic Development Lease Rent Revenue,
Series 2005 PT-2721,
Insured: CIFG,
SPA: Merrill Lynch Capital Services
4.010% 07/15/23(a)	12,220,000	12,220,000

13

	Par ($)	Value ($)
Municipal Bonds – (continued)
INDIANA – (continued)
IN Elkhart County
Hubbard Hill Estates, Inc.,
Series 2001,
LOC: Fifth Third Bank
3.990% 11/01/21(a)	2,610,000	2,610,000
IN Finance Authority
University of Indiana,
Series 2006,
LOC: KeyBank N.A.
3.990% 07/01/36(a)	6,600,000	6,600,000
IN Health & Educational Facility Finance Authority
Porter Memorial Hospital,
Series 2005 A,
LOC: Fifth Third Bank
3.970% 01/01/19(a)	9,295,000	9,295,000
IN Health Facility Financing Authority
Community Hospital of Indiana,
Series 2005 B,
LOC: National City Bank
3.970% 05/01/35(a)	4,000,000	4,000,000
Southern Indiana Rehab Hospital,
Series 2001,
LOC: Bank One Kentucky
4.050% 04/01/20(a)	2,200,000	2,200,000
IN Henry County Economic Development Revenue
Henry County YMCA, Inc.,
Series 2004,
LOC: U.S. Bank N.A.
4.010% 02/15/24(a)	2,210,000	2,210,000
IN Indianapolis Local Public Improvement Bond Bank
Series 2005,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
4.040% 02/01/25(a)	3,000,000	3,000,000
Series 2006 A,
4.500% 07/06/06	19,550,000	19,553,290
IN St. Joseph County Indiana Economic Development Revenue
Brothers of the Holy Cross,
Series 1997,
LOC: Allied Irish Bank PLC
4.000% 09/01/17(a)	4,120,000	4,120,000
IN Transportation Finance Authority
Series 2004:
Insured: FGIC,
SPA: Wachovia Bank N.A.
4.010% 06/01/28(a)	5,000,000	5,000,000
Insured: MBIA,
SPA: Merrill Lynch Capital Services
4.010% 06/01/09(a)	3,835,000	3,835,000

14

	Par ($)	Value ($)
Municipal Bonds – (continued)
INDIANA – (continued)
IN Winona Lake
Grace Schools, Inc.,
Series 2006,
LOC: KeyBank N.A.
4.000% 07/01/31(a)	6,840,000	6,840,000
\IN Fort Wayne Economic Development Revenue
St. Anne Home of Diocese,
Series 1998,
LOC: Fifth Third Bank
3.990% 09/01/23(a)	5,370,000	5,370,000
INDIANA TOTAL		135,473,290
IOWA – 0.2%
IA Des Moines
Series 2004,
Insured: AMBAC
4.010% 06/01/24(a)	3,000,000	3,000,000
IA Evansdale
Series 2005,
LOC: Wells Fargo Bank N.A.
4.020% 09/01/30(a)	5,000,000	5,000,000
IA Higher Education Loan Authority
American Institute of Business,
Series 1998,
LOC: Wells Fargo Bank N.A.
4.070% 11/01/13(a)	1,270,000	1,270,000
IOWA TOTAL		9,270,000
KANSAS – 0.6%
KS Development Finance Authority
Deaconess Long Term Care,
Series 2000 C,
LOC: LaSalle Bank N.A.
4.000% 05/15/30(a)	3,425,000	3,425,000
KS Lenexa
Series 1998,
Insured: FNMA,
SPA: Merrill Lynch Capital Services
4.020% 07/01/26(a)	5,910,000	5,910,000
KS Olathe Senior Living Facilities Revenue
Series 2006 C1,
LOC: LaSalle Bank N.A.
3.980% 11/15/38(a)	11,000,000	11,000,000
KS Wichita City Hospital Revenue
Series 2005,
Insured: MBIA
4.000% 10/01/10(a)	7,155,000	7,155,000
KANSAS TOTAL		27,490,000
KENTUCKY – 2.6%
KY Christian County Industrial Building Revenue
Audubon Area Community Services,
Series 2004,
LOC: Branch Banking & Trust
4.013% 01/01/29(a)	1,700,000	1,700,000

15

	Par ($)	Value ($)
Municipal Bonds – (continued)
KENTUCKY – (continued)
KY Economic Development Finance Authority
Baptist Convalescent Center,
Series 1999,
LOC: Fifth Third Bank
4.000% 12/01/19(a)	4,300,000	4,300,000
Baptist Healthcare System,
Series 1999 B,
Insured: MBIA,
SPA: Bank One N.A.
4.000% 08/15/31(a)	20,290,000	20,290,000
Goodwill Industries,
Series 2003,
LOC: Branch Banking & Trust
4.013% 08/01/23(a)	9,450,000	9,450,000
KY Georgetown Industrial Building Revenue
Georgetown College,
Series 2006,
LOC: Fifth Third Bank
3.970% 11/15/29(a)	10,000,000	10,000,000
KY Jefferson County
Multi-Family Housing Revenue,
Canter Chase Apartments Project,
Series 2002,
Insured: FHLMC
4.020% 06/01/32(a)	9,100,000	9,100,000
KY Lexington Faye Urban County Government
Roman Catholic Lexington:
Series 2005 A,
LOC: Fifth Third Bank
3.990% 10/01/32(a)	3,300,000	3,300,000
Series 2005 B,
LOC: Fifth Third Bank
3.990% 10/01/32(a)	4,735,000	4,735,000
Series 2003 B,
LOC: Fifth Third Bank
3.990% 09/01/22(a)	4,600,000	4,600,000
KY Mayfield
League of Cities Funding Trust,
Series 1996,
LOC: PNC Bank
3.970% 07/01/26(a)	3,660,000	3,660,000
KY Morehead League of Cities Funding Trust
Series 2004 A,
LOC: U.S. Bank N.A.
3.990% 06/01/34(a)	5,220,000	5,220,000
KY Property & Buildings Commission
Series 2004,
Insured: FSA
4.010% 10/01/15(a)	5,290,000	5,290,000

16

	Par ($)	Value ($)
Municipal Bonds – (continued)
KENTUCKY – (continued)
KY Richmond City
Series 2006 A,
LOC: U.S. Bank N.A.
3.990% 03/01/36(a)	20,000,000	20,000,000
KY Warren County Hospital Facility Revenue
Bowling Green Warren County,
Series 2001,
LOC: Branch Banking & Trust
4.013% 08/01/31(a)	28,695,000	28,695,000
KENTUCKY TOTAL		130,340,000
LOUISIANA – 1.9%
LA Jefferson Sales Tax District
Series 2005,
Insured: AMBAC
3.200% 12/01/17(a)(b)	5,130,000	5,130,000
LA New Orleans Aviation Board
Series 1993 B,
Insured: MBIA,
LOC: Dexia Credit Local
4.050% 08/01/16(a)	25,000,000	25,000,000
LA Offshore Terminal Authority
Loop, Inc.
Series 1999,
LOC: JPMorgan Chase Bank
3.990% 10/01/19(a)	16,400,000	16,400,000
LA Plaquemines Port Harbor & Terminal District
International Marine Terminal Partnership,
Series 1984 A,
LOC: Kredietbank N.V.
3.500% 03/15/25(a)	5,000,000	4,979,369
LA Public Facilities Authority
The Glen Retirement System,
Series 2001,
LOC: AmSouth Bank
4.090% 09/01/16(a)	3,045,000	3,045,000
Tiger Athletic Foundation,
Series 1999,
LOC: Regions Bank
3.990% 09/01/28(a)	34,800,000	34,800,000
LA Upper Pontalba Building Restoration Corp.
Series 1996,
LOC: Bank One N.A.
4.200% 12/01/16(a)	3,870,000	3,870,000
LOUISIANA TOTAL		93,224,369
MAINE – 0.2%
ME Finance Authority
Erskine Academy,
Series 2004,
LOC: KeyBank N.A.
4.040% 12/01/20(a)	1,965,000	1,965,000
Kents Hill School,
Series 2000,
LOC: Allied Irish Bank PLC
3.980% 07/01/30(a)	5,500,000	5,500,000

17

	Par ($)	Value ($)
Municipal Bonds – (continued)
MAINE – (continued)
ME Health & Higher Educational Facilities Authority
Series 2003,
Insured: FSA
4.010% 07/01/11(a)	2,695,000	2,695,000
MAINE TOTAL		10,160,000
MARYLAND – 1.0%
MD Anne Arundel
West Capital Associates LP,
Series 1985,
LOC: SunTrust Bank
4.140% 12/01/15(a)	3,500,000	3,500,000
MD Baltimore County Economic Development Revenue
Torah Institution Baltimore,
Series 2004,
LOC: Branch Banking & Trust
4.013% 07/01/24(a)	3,890,000	3,890,000
MD Carroll County
Fairhaven, Inc.,
Series 2004 B,
LOC: LaSalle Bank N.A.
3.980% 01/01/34(a)	8,815,000	8,815,000
MD Gaithersburg Economic Development Revenue
Asbury Methodist Village, Inc.,
Series 2004,
LOC: KBC Bank N.V.
3.990% 01/01/34(a)	6,025,000	6,025,000
MD Health & Higher Educational Facilities Authority
Series 1985 A,
LOC: JPMorgan Chase Bank
3.950% 04/01/35(a)	26,120,000	26,120,000
MARYLAND TOTAL		48,350,000
MASSACHUSETTS – 1.5%
MA Development Finance Agency
3.620% 08/09/06	16,400,000	16,400,000
Young Men’s Christian Association of the North Shore,
Series 2002,
LOC: KeyBank N.A.
4.040% 11/01/22(a)	5,590,000	5,590,000
MA Health & Educational Facilities Authority
Emmanuel College,
Series 2003,
LOC: Allied Irish Bank PLC,
LOC: State Street Bank & Trust Co.
3.970% 07/01/33(a)	3,590,000	3,590,000
Series 2004 PT-911,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services

18

	Par ($)	Value ($)
Municipal Bonds – (continued)
MASSACHUSETTS – (continued)
3.100% 03/25/11(a)(b)	6,175,000	6,175,000
Series 2006,
LOC: Allied Irish Bank PLC
3.970% 05/01/36(a)	1,365,000	1,365,000
MA State
Series 2004,
SPA: Dexia Credit Local
3.680% 08/01/16(a)(b)	8,260,000	8,260,000
Series 2006 A,
SPA: Dexia Credit Local
4.010% 03/01/26(a)	22,795,000	22,795,000
MA Winchester
Series 2005,
3.750% 07/03/06	8,000,000	8,000,448
MASSACHUSETTS TOTAL		72,175,448
MICHIGAN – 7.7%
MI ABN AMRO Munitops Certificates Trust
Series 2002,
Insured: FGIC,
LOC: ABN AMRO Bank
3.990% 11/01/10(a)	8,000,000	8,000,000
MI Ann Arbor Economic Development
Ann Arbor YMCA,
Series 2004,
LOC: Fifth Third Bank
3.970% 04/01/34(a)	2,100,000	2,100,000
MI Building Authority
Series 2003,
Insured: MBIA
4.010% 10/15/18(a)	4,155,000	4,155,000
MI Detroit Water Supply Systems
Series 2001 C,
Insured: FGIC
3.980% 07/01/29(a)	19,240,000	19,240,000
MI Eastern Michigan University
Series 2006 A,
Insured: XLCA,
SPA: Dexia Credit Local
4.040% 06/01/36(a)	6,400,000	6,400,000
MI Fremont Hospital Finance Authority
Gerber Memorial Health Services,
Series 2002,
LOC: Fifth Third Bank
3.990% 11/01/27(a)	5,245,000	5,245,000
MI Grand Rapids Public Schools
Series 2004,
LOC: Fifth Third Bank
3.990% 05/01/23(a)	720,000	720,000
MI Grand Valley
State University Revenue:
Series 2001 B,
Insured: FGIC
3.970% 06/01/27(a)	20,900,000	20,900,000

19

	Par ($)	Value ($)
Municipal Bonds – (continued)
MICHIGAN – (continued)
Series 2003,
Insured: XLCA
3.970% 09/01/28(a)	17,420,000	17,420,000
MI Higher Education Facilities Authority
Davenport University,
Series 2004,
LOC: Fifth Third Bank
3.970% 06/01/34(a)	14,550,000	14,550,000
Hope College:
Series 2002 B,
LOC: Fifth Third Bank
3.980% 04/01/32(a)	9,355,000	9,355,000
Series 2004,
LOC: Bank One N.A
3.990% 04/01/34(a)	9,480,000	9,480,000
MI Hospital Finance Authority
Health Alliance Plan,
Series 2006 C,
LOC: Charter One Bank
4.000% 11/15/40(a)	40,650,000	40,650,000
Series 2003,
LOC: Fifth Third Bank
4.000% 12/01/32(a)	8,100,000	8,100,000
MI Housing Development Authority
Series 2006 C,
SPA: DEPFA Bank PLC
4.010% 12/01/37(a)	47,190,000	47,190,000
MI Municipal Bond Authority
Series 2006 A,
LOC: Bank of Nova Scotia
4.500% 08/18/06	5,340,000	5,346,205
MI Northern Michigan University
Series 2001,
4.040% 06/01/31(a)	3,040,000	3,040,000
MI Oakland County Economic Development Corp.
Pontiac Vision Schools,
Series 2000,
LOC: Allied Irish Banks PLC
3.980% 08/01/20(a)	8,365,000	8,365,000
MI Oakland Economic Development Corp.
Series 2002,
LOC: Allied Irish Bank PLC
4.000% 12/01/32(a)	7,665,000	7,665,000
MI Public Educational Facility Authority
West Michigan Academy,
Series 2003,
LOC: Fifth Third Bank
3.990% 12/01/18(a)	2,215,000	2,215,000
MI Royal Oak Hospital Finance Authority
William Beaumont Hospital,
Series 2006,
Insured: AMBAC,
SPA: Morgan Stanley Bank
4.010% 01/01/20(a)	11,125,000	11,125,000

20

	Par ($)	Value ($)
Municipal Bonds – (continued)
MICHIGAN – (continued)
MI State
3.650% 10/16/06	35,000,000	35,000,000
Series 2005,
LIQ FAC: Lehman Liquidity Co.
3.960% 09/29/06(a)	76,435,000	76,435,000
MI Strategic Fund Ltd.
Environmental Research Institute:
Series 200 A,
3.970% 10/01/15(a)	5,370,000	5,370,000
Series 2000 B,
3.970% 10/01/25(a)	2,265,000	2,265,000
MI West Shore Medical Center
Series 2001,
LOC: National City Bank
4.020% 04/01/22(a)	10,510,000	10,510,000
MICHIGAN TOTAL		380,841,205
MINNESOTA – 0.3%
MN Community Development Agency
Series 1995 A,
LOC: U.S. Bank N.A.
4.020% 10/01/24(a)	4,750,000	4,750,000
MN Southern Municipal Power Agency
Series 2005,
Insured: MBIA
SPA: Merrill Lynch Capital Services
4.040% 01/01/27(a)	1,000,000	1,000,000
MN State
Series 2005,
SPA: Merrill Lynch Capital Services
4.000% 10/01/21(a)	10,265,000	10,265,000
MINNESOTA TOTAL		16,015,000
MISSISSIPPI – 0.6%
MS Business Finance Corp.
Belhaven College,
Series 2004,
LOC: First Tennessee Bank
4.050% 07/01/24(a)	4,800,000	4,800,000
Gulf Ship LLC,
Series 2006,
LOC: Regions Bank
3.980% 06/01/26(a)	15,000,000	15,000,000
Mississippi College,
Series 2003,
LOC: AmSouth Bank
4.090% 07/01/23(a)	11,400,000	11,400,000
MISSISSIPPI TOTAL		31,200,000
MISSOURI – 2.4%
MO Clay County Public School District No. 53
Series 2004,
Insured: FSA
4.010% 03/01/12(a)	6,060,000	6,060,000

21

	Par ($)	Value ($)
Municipal Bonds – (continued)
MISSOURI – (continued)
MO Desloge Industrial Development Authority
National Health Corp.,
Series 1989,
LOC: Regions Bank
3.350% 12/01/10(a)	1,370,000	1,370,000
MO Development Finance Board
Southeast Missouri State University,
Series 2003 B,
LOC: U.S. Bank N.A.
3.950% 10/01/23(a)	18,585,000	18,585,000
MO Dunklin County Industrial Development Authority
National Health Corp.,
Series 1989,
LOC: Regions Bank
3.350% 12/01/10(a)	1,355,000	1,355,000
MO Health & Educational Facilities Authority
Lester E. Cox Medical Center,
Series 2002,
Insured: AMBAC,
SPA: Bank of Nova Scotia
4.050% 06/01/22(a)	17,665,000	17,665,000
Lutheran Senior Services,
Series 2000,
LOC: U.S. Bank N.A.
3.970% 02/01/31(a)	12,940,000	12,940,000
MO Kansas City Industrial Development Authority
Multi-Family Housing Revenue:
Ethans Apartments Associates,
Series 2004,
LOC: Citibank N.A.
4.000% 02/01/39(a)	22,000,000	22,000,000
Timberlane Village Associates,
Series 1986,
LOC: UBS AG
4.030% 06/01/27(a)	18,400,000	18,400,000
MO Platte County Industrial Development Authority
Series 1996,
Insured: FHLMC
3.980% 04/01/28(a)	8,195,000	8,195,000
MO SCA Tax Exempt Trust
Series 2005 PT-2521,
Insured: FSA,
LOC: Merrill Lynch Capital Services
4.020% 01/01/30(a)	8,360,000	8,360,000
MO St. Louis Industrial Development Authority
Series 1989,
LOC: PNC Bank N.A.
3.990% 05/01/09(a)	5,000,000	5,000,000
MISSOURI TOTAL		119,930,000

22

	Par ($)	Value ($)
Municipal Bonds – (continued)
NEBRASKA – 0.9%
NE Educational Finance Authority
Creighton University:
Series 2003,
Insured: AMBAC,
SPA: JPMorgan Chase Bank
4.040% 03/01/33(a)	12,025,000	12,025,000
Series 2005 C,
Insured: FGIC,
LOC: JPMorgan Chase Bank
4.040% 07/01/35(a)	17,700,000	17,700,000
NE Elementary & Secondary School Finance Authority
Wider Omaha Lutheran School Association,
Series 2004 B,
LOC: PNC Bank N.A.
4.030% 09/01/29(a)	3,950,000	3,950,000
NE Lancaster County Hospital Authority No. 1
Bryanlgh Medical Center,
Series 2002,
4.040% 06/01/18(a)	10,255,000	10,255,000
NEBRASKA TOTAL		43,930,000
NEVADA – 1.3%
NV Carson City Hospital Revenue
Carson-Tahoe Hospital,
Series 2003 B,
LOC: U.S. Bank N.A.
3.970% 09/01/33(a)	19,500,000	19,500,000
NV Clark County School District
Series 2004,
Insured: MBIA
4.010% 06/15/23(a)	6,225,000	6,225,000
NV Clark County
Airport Revenue,
Series 2005 D-2,
Insured: FGIC
4.000% 07/01/40(a)	13,000,000	13,000,000
NV Henderson
Series 2004,
Insured: FGIC
4.010% 06/01/24(a)	8,595,000	8,595,000
NV Reno Sales Tax Revenue
Series 2006 3G,
LIQ FAC: Goldman Sachs
4.030% 06/01/21(a)	5,825,000	5,825,000
NV System of Higher Education
Series 2005,
Insured: AMBAC,
LIQ FAC: Deutsche Bank A.G.
4.000% 07/01/30(a)	7,550,000	7,550,000

23

	Par ($)	Value ($)
Municipal Bonds – (continued)
NEVADA – (continued)
NV Washoe County School District
Series 2003,
Insured: FGIC,
LIQ FAC: Citigroup Global Markets
4.010% 06/01/20(a)	3,965,000	3,965,000
NEVADA TOTAL		64,660,000
NEW HAMPSHIRE – 0.1%
NH Health & Education Facilities Authority
Series 2004 A,
LOC: Citizens Bank
4.020% 12/01/34(a)	5,000,000	5,000,000
NH Manchester Housing Authority
Series 1990 A,
LOC: PNC Bank N.A.
4.040% 06/15/15(a)	1,800,000	1,800,000
NEW HAMPSHIRE TOTAL		6,800,000
NEW JERSEY – 1.7%
NJ Economic Development Authority
Series 2004 502,
Insured: MBIA,
LIQ FAC: PNC Bank N.A.
4.010% 01/01/22(a)	10,795,000	10,795,000
NJ Municipal Securities Trust Certificates
Series 2006 A,
Insured: AMBAC,
LIQ FAC: Bear Stearns Capital Markets
4.080% 11/07/30(a)	9,805,000	9,805,000
NJ State
Series 2005,
Insured: AMBAC,
SPA: Dexia Credit Local
3.680% 07/15/19(a)(b)	15,225,000	15,225,000
NJ Transit Corp. Certificates Participation
Series 2000 B,
Insured: AMBAC
5.500% 09/15/06	46,675,000	46,885,378
NEW JERSEY TOTAL		82,710,378
NEW MEXICO – 1.2%
NM Farmington Hospital Revenue
San Juan Regional Medical Center Project,
Series 2004-B,
LOC: Bank of Nova Scotia
4.000% 06/01/28(a)	5,000,000	5,000,000
NM Finance Authority
Series 2004,
Insured: MBIA
4.010% 12/15/11(a)	19,610,000	19,610,000
NM Hospital Equipment Loan Council
Presbyterian Healthcare Services,
Series 2005 B,
Insured: FSA,
SPA: Citibank N.A.
4.000% 08/01/30(a)	16,150,000	16,150,000

24

	Par ($)	Value ($)
Municipal Bonds – (continued)
NEW MEXICO – (continued)
NM State
Series 2006,
4.500% 06/29/07	19,000,000	19,129,200
NEW MEXICO TOTAL		59,889,200
NEW YORK – 2.9%
NY ABN AMRO Munitops Certificates Trust
Series 2004,
Insured: FSA
4.020% 01/15/12(a)	11,190,000	11,190,000
NY Forest City New Rochelle Revenue Certificates of Trust
FC Washington-Lincoln LLC,
Series 2003 C,
LOC: Wachovia Bank N.A.
4.030% 06/01/11(a)	4,190,000	4,190,000
NY Housing Finance Agency
Series 1991,
LOC: Landesbank Hessen-Thuringen
3.950% 05/15/15(a)	28,850,000	28,848,566
NY Local Government Assistance Corp.
Series 2000,
Insured: FGIC,
LIQ FAC: Lloyds TSB Bank PLC
3.250% 04/01/10(a)(b)	2,600,000	2,600,000
NY Metropolitan Transportation Authority
Series 2003 Class A,
Insured: MBIA,
SPA: Citibank N.A.
4.020% 11/15/28(a)	4,535,000	4,535,000
Series 2003,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
4.000% 11/15/10(a)	4,420,000	4,420,000
Series 2006 A,
Insured: AMBAC,
LIQ FAC: Citibank N.A.
3.670% 11/15/30(a)(b)	13,360,000	13,360,000
NY Monroe County Industrial Development Agency
DePaul Properties, Inc.,
Series 2006,
LOC: KeyBank N.A.
3.980% 06/01/26(a)	2,695,000	2,695,000
NY New York City Housing Development Corp.
Multi-Family Housing Revenue,
90 West Street LLC
Series 2006 A,
Insured: FNMA,
3.950% 03/15/36(a)	11,215,000	11,215,000
NY New York City Municipal Water Finance Authority
Water & Sewer Systems Revenue,
Series 2003 F,
SPA: Bayerische Landesbank
4.010% 06/15/35(a)	14,440,000	14,440,000

25

	Par ($)	Value ($)
Municipal Bonds – (continued)
NEW YORK – (continued)
NY New York City
Series 2004 C-3,
Insured: CIFG,
SPA: DEPFA Bank PLC
3.960% 08/15/29(a)	15,670,000	15,670,000
Series 2006 I,
LOC: CA Public Employees Retirement
3.980% 04/01/36(a)	18,300,000	18,298,170
NY Thruway Authority
Series 2005,
Insured: ABMAC,
LIQ FAC: Merrill Lynch Capital Services
4.000% 04/01/19(a)	5,100,000	5,100,000
NY Tobacco Settlement Financing Corp.
Series 2004 PT-972,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
3.000% 08/12/11(a)	4,995,000	4,995,000
NEW YORK TOTAL		141,556,736
NORTH CAROLINA – 2.7%
NC Capital Facilities Finance Agency
Educational Facilities Revenue:
Barton College,
Series 2001,
LOC: Branch Banking & Trust Co.
4.013% 07/01/19(a)	5,400,000	5,400,000
Campbell University,
Series 2004,
LOC: Branch Banking & Trust Co.
4.013% 10/01/24(a)	5,600,000	5,600,000
The Raleigh School,
Series 2006,
LOC: Branch Banking & Trust Co.
4.010% 09/01/31(a)	4,000,000	4,000,000
NC Charlotte Housing Authority
Multi-Family Housing Revenue:
Charlotte Oak Park LLC,
Series 2005,
LOC: Wachovia Bank N.A.
3.990% 09/01/35(a)	7,740,000	7,740,000
Charlotte Stonehaven LLC,
Series 2005,
LOC: Wachovia Bank N.A.
3.990% 09/01/35(a)	9,475,000	9,475,000
NC Forsyth County Industrial Facilities & Pollution Control Financing Authority
YMCA of Winston-Salem,
Series 2005,
LOC: Branch Banking & Trust Co.
4.013% 12/01/30(a)	10,250,000	10,250,000
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
YMCA of Greensboro, Inc.,
Series 2002,
LOC: Branch Banking & Trust Co.
4.013% 02/01/23(a)	2,660,000	2,660,000

26

	Par ($)	Value ($)
Municipal Bonds – (continued)
NORTH CAROLINA – (continued)
NC Henderson County Hospital Revenue
Series 2001,
LOC: Branch Banking & Trust Co.
4.013% 10/01/21(a)	13,305,000	13,305,000
NC Mecklenburg County
Series 2004 B,
SPA: Landesbank Hessen-Thuringen
3.950% 02/01/24(a)	30,140,000	30,140,000
NC Medical Care Commission
Aldersgate United Retirement Community,
Series 2001,
LOC: Branch Banking & Trust
4.100% 01/01/31(a)	10,070,000	10,070,000
Carolina Meadows, Inc.,
Series 2004,
LOC: Allied Irish Bank PLC
3.990% 12/01/34(a)	5,110,000	5,110,000
Rutherford Hospital, Inc.,
Series 2001,
LOC: Branch Banking & Trust Co.
4.013% 09/01/21(a)	3,640,000	3,640,000
Southeastern Regional Medical Center,
LOC: Branch Banking & Trust
4.013% 06/01/37(a)	3,250,000	3,250,000
United Methodist Retirement Homes,
Series 2005,
LOC: Branch Banking & Trust Co.
4.013% 10/01/35(a)	5,000,000	5,000,000
Well-Spring Retirement Community,
Series 2003,
LOC: Allied Irish Bank PLC
3.990% 01/01/21(a)	9,100,000	9,100,000
Westcare, Inc.,
Series 2002 A,
LOC: Branch Banking & Trust Co.
4.013% 09/01/22(a)	9,300,000	9,300,000
NORTH CAROLINA TOTAL		134,040,000
NORTH DAKOTA – 0.4%
ND Grand Forks Health Care Facilities Revenue
Series 2004,
Insured: MBIA:
SPA: Landesbank Hessen-Thuringen
4.010% 07/21/09(a)	5,845,000	5,845,000
SPA: Merrill Lynch Capital Services
4.010% 12/01/24(a)	15,980,000	15,980,000
NORTH DAKOTA TOTAL		21,825,000
OHIO – 6.4%
OH Akron Bath Copley Township Hospital District
Summa Health System,
Series 2004 B,
LOC: Bank One N.A.
3.990% 11/01/34(a)	17,105,000	17,105,000

27

	Par ($)	Value ($)
Municipal Bonds – (continued)
OHIO – (continued)
OH Clark County
Ohio Masonic Home,
Series 1999,
Insured: AMBAC,
SPA: KeyBank N.A.
4.000% 10/01/25(a)	6,000,000	6,000,000
OH Cleveland Cuyahoga County Port Authority
Cleveland Museum of Art,
Series 2005 A,
3.970% 10/01/40(a)	5,000,000	5,000,000
Park Synagogue,
Series 2006,
LOC: U.S. Bank N.A.
3.980% 01/01/31(a)	9,995,000	9,995,000
OH Columbus Regional Airport Authority
Series 2004,
LOC: U.S. Bank N.A.
3.990% 03/01/34(a)	24,750,000	24,750,000
Series 2005,
LOC: U.S. Bank N.A.
3.990% 07/01/35(a)	33,275,000	33,275,000
OH County of Lucas
Series 2002,
LOC: Fifth Third Bank
3.970% 10/01/21(a)	9,200,000	9,200,000
OH Cuyahoga County Continuing Care Facilities Revenue
Eliza Jennings, Inc.
Series 1999,
LOC: LaSalle Bank N.A.
3.970% 02/01/29(a)	9,000,000	9,000,000
OH Cuyahoga County Health Care Facilities Revenue
A.M. McGregor Home,
Series 2001,
LOC: KeyBank N.A.
4.000% 01/01/32(a)	4,615,000	4,615,000
OH Franklin County Health Care Facilities Revenue
Traditions Healthcare,
Series 2005,
Insured: AMBCA,
SPA: National City Bank
3.990% 06/01/30(a)	20,835,000	20,835,000
OH Franklin County Hospital Revenue
Children’s Hospital,
Insured: AMBAC,
LOC: National City Bank
3.970% 11/01/33(a)	11,000,000	11,000,000
Insured: AMBAC,
LOC: National City Bank
3.970% 11/01/25(a)	7,305,000	7,305,000

28

	Par ($)	Value ($)
Municipal Bonds – (continued)
OHIO – (continued)
OH Hamilton County Health Care Facilities Revenue
Episcopal Retirement Homes, Inc.,
Series 2005 A,
LOC: KeyBank N.A.
3.970% 06/01/35(a)	6,485,000	6,485,000
OH Higher Educational Facility Commission
Series 2003,
LOC: Fifth Third Bank
3.980% 09/01/30(a)	12,355,000	12,355,000
OH Highland County Hospital Joint Township
Series 2004,
LOC: Fifth Third Bank
3.990% 08/01/24(a)	1,765,000	1,765,000
OH Jackson Local School District Stark & Summit Counties,
Series 2004,
Insured: FGIC
4.000% 12/01/24(a)	3,970,000	3,970,000
OH Licking County Health Care Facilities Revenue
Kendal at Granville,
Series 2003,
LOC: Bank of Scotland
3.970% 11/01/33(a)	6,600,000	6,600,000
OH Lorain County Hospital Revenue
Series 2005,
Insured: AMBAC,
SPA: JPMorgan Chase Bank
3.970% 11/01/21(a)	45,000,000	45,000,000
OH Mahoning County Hospital Facilities Revenue
Forum Health Obligation Group,
Series 1997 B,
Insured: MBIA,
SPA: JPMorgan Chase Bank
3.990% 12/01/28(a)	14,100,000	14,100,000
Series 2002 B,
LOC: Fifth Third Bank
4.000% 12/01/27(a)	6,595,000	6,595,000
OH Middleburg Heights Hospital Revenue
Series 1997,
LOC: Fifth Third Bank
3.980% 08/15/22(a)	5,230,000	5,230,000
OH Montgomery County Economic Development Revenue
Series 1996,
LOC: National City Bank
4.040% 05/01/26(a)	8,000,000	8,000,000
OH Muskingum County Hospital Facilities Revenue
Genesis Healthcare System,
Series 2000,
LOC: National City Bank
3.990% 12/01/20(a)	13,670,000	13,670,000

29

	Par ($)	Value ($)
Municipal Bonds – (continued)
OHIO – (continued)
OH Parma City
Parma Community General Hospital,
Series 2006 C,
LOC: JPMorgan Chase Bank
3.970% 11/01/30(a)	10,510,000	10,510,000
OH Sandusky County Hospital Facility Revenue
Memorial Hospital,
Series 2006,
LOC: Fifth Third Bank
4.000% 02/01/30(a)	18,000,000	18,000,000
OH Summit County Port Authority
Series 2005,
LOC: National City Bank
4.040% 10/01/23(a)	4,805,000	4,805,000
OH Warren County Economic Development Revenue
Ralph J. Stolle Countryside,
Series 2000,
LOC: Fifth Third Bank
3.990% 08/01/20(a)	1,000,000	1,000,000
OHIO TOTAL		316,165,000
OKLAHOMA – 0.6%
OK Industries Authority
Amateur Softball Association,
Series 2002,
LOC: Bank One Oklahoma N.A.
4.200% 06/01/14(a)	1,140,000	1,140,000
Integris Baptist Medical Center,
Series 1999 B,
Insured: MBIA,
SPA: JPMorgan Chase Bank
4.030% 08/15/29(a)	27,280,000	27,280,000
OKLAHOMA TOTAL		28,420,000
OREGON – 0.3%
OR Homeowner Revenue
Series 2006,
SPA: Merrill Lynch Capital Services
4.020% 05/01/10(a)	14,255,000	14,255,000
OREGON TOTAL		14,255,000
PENNSYLVANIA – 4.0%
PA Allegheny County Hospital Development Authority
Childrens Home Pittsburgh:
Series 2006 A,
LOC: PNC Bank N.A.
3.990% 06/01/09(a)	5,000,000	5,000,000
Series 2006 B,
LOC: PNA Bank N.A.
3.990% 06/01/35(a)	9,000,000	9,000,000
Jefferson Regional Medical Center,
Series 2006 A,
LOC: PNC Bank N.A.
3.990% 05/01/26(a)	22,000,000	22,000,000

30

	Par ($)	Value ($)
Municipal Bonds – (continued)
PENNSYLVANIA – (continued)
University of Pittsburgh Medical Center:
Series 2005 B-1,
4.090% 12/01/16(a)	13,100,000	13,100,000
Series 2005 B-2,
4.090% 12/01/35(a)	21,900,000	21,900,000
PA Allegheny County Industrial Development Revenue
United Jewish Federation,
Series 1995 B,
LOC: PNC Bank N.A.
3.990% 10/01/25(a)	5,575,000	5,575,000
PA Allegheny County Redevelopment Authority
Series 2001 A,
LOC: National City Bank
4.040% 11/01/19(a)	2,700,000	2,700,000
PA Beaver County Industrial Development Authority
Firstenergy Generation,
Series 2006,
LOC: Barclays Bank PLC
4.050% 04/01/41(a)	18,600,000	18,600,000
PA Chartiers Valley Industrial & Commercial Development Authority
Asbury Villas:
Series 2000 A,
LOC: Fifth Third Bank
3.970% 12/01/26(a)	4,570,000	4,570,000
Series 2000 B,
LOC: Fifth Third Bank
3.970% 12/01/30(a)	4,440,000	4,440,000
PA Chester County Industrial Development Authority
Archdiocese of Philadelphia,
Series 2001,
LOC: Wachovia Bank N.A.
4.020% 07/01/31(a)	700,000	700,000
Malvern Preparatory School,
Series 2001,
LOC: Wachovia Bank N.A.
3.980% 04/01/31(a)	8,450,000	8,450,000
PA Emmaus General Authority
Series 1989 H-19,
LOC: DEPFA Bank PLC
4.000% 03/01/24(a)	15,000,000	15,000,000
PA Harrisburg Authority
Series 2001 D,
Insured: FSA,
SPA: Dexia Credit Local
4.020% 03/01/34(a)	1,885,000	1,885,000
Series 2002 B,
Insured: FSA
SPA: Dexia Credit Local
4.020% 03/01/34(a)	11,270,000	11,270,000

31

	Par ($)	Value ($)
Municipal Bonds – (continued)
PENNSYLVANIA – (continued)
PA Higher Educational Facilities Authority
Gannon University,
Series 2003 L1,
LOC: PNC Bank N.A.
3.990% 05/01/15(a)	4,000,000	4,000,000
Kings College,
Series 2003 L2,
LOC: PNC Bank N.A.
3.990% 05/01/18(a)	4,155,000	4,155,000
Series 2005,
LOC: Sovereign Bank
4.000% 11/01/36(a)	8,000,000	8,000,000
PA Lehigh County General Purpose Authority
Series 2003,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
2.950% 07/01/18(a)(b)	8,610,000	8,610,000
PA Luzerne County Industrial Development Authority
Series 2005,
LOC: PNC Bank N.A.
3.990% 11/01/26(a)	10,500,000	10,500,000
PA Montgomery County Industrial Development Authority
Series 1987,
LOC: PNC Bank N.A.
3.990% 09/01/06(a)	5,000,000	5,000,000
PA Wilkinsburg Municipal Authority
Monroeville Christian,
Series 2006,
LOC: Citizens Bank N.A.
3.990% 03/01/27(a)	11,100,000	11,100,000
PENNSYLVANIA TOTAL		195,555,000
PUERTO RICO – 0.0%
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2005 Z-6,
Insured: FGIC,
LIQ FAC: Goldman Sachs
4.040% 06/26/37(a)	1,975,000	1,975,000
PUERTO RICO TOTAL		1,975,000
SOUTH CAROLINA – 1.9%
SC ABN AMRO Munitops Certificates Trust
Series 2003,
Insured: FSA
4.010% 03/01/11(a)	23,515,000	23,515,000
SC Cherokee County Industrial Development Revenue
Newark Electronics Corp,
Series 1985,
LOC: LaSalle Bank N.A.
3.990% 12/01/15(a)	6,500,000	6,500,000

32

	Par ($)	Value ($)
Municipal Bonds – (continued)
SOUTH CAROLINA – (continued)
SC Housing Finance &Development Authority
Mid-America Apartments LP,
Series 2005,
Insured: FNMA
3.990% 11/15/35(a)	7,400,000	7,400,000
SC Jobs Economic Development Authority
Anderson Area YMCA,
Series 1999,
LOC: Branch Banking & Trust
4.010% 11/01/24(a)	1,700,000	1,700,000
Health Care Facilities Revenue:
Baptist Ministries, Inc.,
Series 2000,
LOC: National Bank of South Carolina
4.040% 07/01/20(a)	6,100,000	6,100,000
Carolina Village, Inc.,
Series 2000,
LOC: Branch Banking & Trust
4.013% 02/01/22(a)	13,250,000	13,250,000
Hospital Facilities Revenue:
Canon Memorial Hospital,
Series 2004 A,
LOC: National Bank of South Carolina
4.070% 06/01/24(a)	6,070,000	6,070,000
Sisters Of Charity Hospitals,
Series 2002,
LOC: Wachovia Bank N.A.
3.990% 11/01/32(a)	3,855,000	3,855,000
Spartanburg YMCA,
Series 1996,
LOC: First Union National Bank
4.013% 06/01/18(a)	2,560,000	2,560,000
SC Public Service Authority Revenue
Series 2002,
Insured: FSA
4.010% 07/01/10(a)	5,490,000	5,490,000
Series 2004,
Insured: AMBAC
4.010% 01/01/22(a)	4,550,000	4,550,000
SC Transportation Infrastructure Bank Revenue
Series 2004, AMT,
Insured: AMBAC
4.010% 04/01/12(a)	12,740,000	12,740,000
SOUTH CAROLINA TOTAL		93,730,000
SOUTH DAKOTA – 0.2%
SD Health & Educational Facilities Authority
Rapid City Regional Hospital,
Series 2003,
Insured: MBIA,
SPA: U.S. Bank N.A.
4.040% 09/01/27(a)	10,000,000	10,000,000
SOUTH DAKOTA TOTAL		10,000,000

33

	Par ($)	Value ($)
Municipal Bonds – (continued)
TENNESSEE – 4.4%
TN Blount County Public Building Authority
Series 2002 A,
Insured: AMBAC,
SPA: Regions Bank
4.000% 06/01/17(a)	3,775,000	3,775,000
TN Chattanooga Health Educational & Housing Facility Board
McCallie School,
Series 1991,
LOC: SunTrust Bank
3.990% 07/01/25(a)	15,725,000	15,725,000
TN Cleveland Health & Educational Facilities Board Revenue
Lee University,
Series 2002,
LOC: First Tennessee Bank
4.050% 12/01/19(a)	2,750,000	2,750,000
TN Collierville Industrial Development Board
St. George’s High School,
Series 2001,
LOC: AmSouth Bank
4.000% 08/01/31(a)	20,245,000	20,245,000
TN Dickson County Industrial Development Board Revenue
The Jackson Foundation-Renaissance Learning Center,
Series 1997,
LOC: SunTrust Bank of Nashville
3.990% 11/01/12(a)	8,800,000	8,800,000
TN Knox County Health Educational & Housing Facilities Board
Volunteer Student Housing LLC,
Series 2002,
LOC: Allied Irish Banks PLC
3.980% 09/01/34(a)	19,850,000	19,850,000
TN Loudon Water & Sewer Revenue
Series 1996,
LOC: Wachovia Bank N.A.
4.030% 09/01/06(a)	275,000	275,000
TN Metropolitan Government Nashville & Davidson County
3.800% 07/12/06	24,750,000	24,750,000
TN Metropolitan Government Nashville & Davidson County District Energy Revenue
Series 2002,
Insured: AMBAC
4.010% 10/01/19(a)	5,300,000	5,300,000
TN Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Ascension Health,
Series 2001 B-2,
3.400% 11/15/31(a)	2,000,000	2,000,000
The Blakeford at Green Hills,
Series 2005,
LOC: Fifth Third Bank
3.990% 07/01/16(a)	7,000,000	7,000,000

34

	Par ($)	Value ($)
Municipal Bonds – (continued)
TENNESSEE – (continued)
Timberlake Apartments Associates,
Series 2002,
Insured: FNMA
3.960% 08/15/32(a)	7,000,000	7,000,000
TN Metropolitan Government Nashville & Davidson County Industrial Development Board
Nashville Apartment Properties,
Series 1995-2,
LOC: AmSouth Bank
4.090% 09/01/15(a)	3,255,000	3,255,000
TN Morgan Keegan Municipal Products, Inc.
Series 2005 E,
4.010% 12/01/10(a)	44,995,000	44,995,000
TN Sevier County Public Building Authority
Local Government Public Improvement Revenue,
Series 1998 III-B-2,
Insured: AMBAC,
SPA: Landesbank Hessen-Thuringen
4.000% 06/01/19(a)	4,250,000	4,250,000
TN Shelby County Health Educational & Housing Facilities Board
Memphis University School Project,
Series 2002,
LOC: SunTrust Bank
4.000% 10/01/22(a)	4,520,000	4,520,000
St. Benedict Auburndale School,
Series 2003,
LOC: AmSouth Bank
4.000% 05/01/33(a)	5,050,000	5,050,000
St. Mary’s Episcopal School Project,
Series 2004,
LOC: First Tennessee Bank
4.270% 12/01/34(a)	3,500,000	3,500,000
TN Shelby County
Series 2006,
4.000% 03/01/31(a)	30,000,000	30,000,000
TN Williamson County Industrial Development Board
St. Matthew Catholic Church,
Series 2004,
LOC: SunTrust Bank
4.040% 07/01/24(a)	3,650,000	3,650,000
TENNESSEE TOTAL		216,690,000
TEXAS – 11.6%
TX ABN AMRO Munitops Certificate Trust
Series 2003,
Insured: PSFG,
SPA: ABN AMRO Bank
4.020% 08/15/10(a)	5,000,000	5,000,000
TX Ames Higher Education Facilities Corp.
Southwest Austin Catholic School,
Series 2003,
LOC: Allied Irish Bank PLC
4.020% 12/01/33(a)	5,385,000	5,385,000

35

	Par ($)	Value ($)
Municipal Bonds – (continued)
TEXAS – (continued)
TX Bexar County Housing Finance Corp.
Northwest Trails LP,
Series 2004,
Insured: FNMA
3.970% 12/15/34(a)	4,930,000	4,930,000
TX Brazosport Independent School District
Series 2003,
4.010% 08/15/10(a)	4,967,000	4,967,000
TX Brownsville Utility Systems Revenue
Series 2005,
Insured: AMBAC,
LIQ FAC: Citigroup Global Markets
4.010% 09/01/24(a)	6,985,000	6,985,000
TX Canutillo Independent School District
Series 2003,
Insured: PSFG,
SPA: Merrill Lynch Capital Services
4.010% 08/15/09(a)	4,795,000	4,795,000
TX Capital Area Cultural Education Facilities Finance Corp.
Roman Catholic Diocese Austin,
Series 2005,
LOC: Wachovia Bank N.A.
4.000% 04/01/45(a)	48,380,000	48,380,000
TX Coppell Independent School District
Series 2005,
Insured: PSFG,
SPA: Merrill Lynch Capital Services
4.040% 08/15/28(a)	3,300,000	3,300,000
TX Corpus Christi
Series 2005,
Insured: FSA
SPA: Merrill Lynch Capital Services
4.010% 03/01/25(a)	4,840,000	4,840,000
TX Dallas Area Rapid Transit Sales
3.600% 09/05/06	10,000,000	10,000,000
TX Dallas Independent School District
Series 2004,
Insured: PSFG,
LIQ FAC: Citibank N.A.
4.010% 08/15/24(a)	4,480,000	4,480,000
TX Denton County
Series 2005,
Insured: MBIA
4.010% 07/15/10(a)	4,575,000	4,575,000
TX Denton Utilities System
Series, 2004,
Insured: MBIA
4.010% 12/01/24(a)	5,305,000	5,305,000

36

	Par ($)	Value ($)
Municipal Bonds – (continued)
TEXAS – (continued)
TX Eclipse Funding Trust
Series 2006,
Insured: AMBAC,
LIQ FAC: U.S. Bank N.A.
4.000% 09/01/31(a)	23,700,000	23,700,000
TX Georgetown Health Facilities Development Corp.
Wesleyan Homes, Inc.,
Series 2006,
LOC: Regions Bank
3.990% 08/01/36(a)	12,980,000	12,980,000
TX Grand Prairie Housing Finance Corp.
General Electric Capital Corp.,
Series 1993,
4.050% 06/01/10(a)	9,600,000	9,600,000
Windbridge Grand Prairie,
Series 1993,
4.050% 06/01/10(a)	9,000,000	9,000,000
TX Grapevine Industrial Development Corp.
Series 1993,
LOC: Bank One Texas N.A.
4.030% 03/01/10(a)	2,300,000	2,300,000
TX Gregg County Housing Finance Corp.
Baily Properties LLC,
Series 2004 A,
Insured: FNMA,
LIQ FAC: FNMA
4.000% 02/15/23(a)	5,095,000	5,095,000
Summer Green LLC,
Series 2004 A,
Insured: FNMA,
LIQ FAC: FNMA
4.000% 02/15/23(a)	2,620,000	2,620,000
TX Gulf Coast Waste Disposal Authority
Armco, Inc.,
Series 1998,
LOC: PNC Bank N.A.
3.990% 12/01/08(a)	6,850,000	6,850,000
TX Harlandale Independent School District
Series 2004,
Insured: PSFG,
LOC: JPMorgan Chase Bank
4.010% 08/15/12(a)	2,700,000	2,700,000
TX Harris County
3.600% 08/14/06	2,100,000	2,100,000
TX Harris County Metropolitan Transit Authority
3.550% 07/28/06	5,000,000	5,000,000
TX Harris County-Houston Sports Authority
Series 2005,
Insured: MBIA,
LIQ FAC: Merrill Lynch Capital Services
4.040% 11/15/38(a)	2,000,000	2,000,000
TX Harris County
Series 2006,
Insured: FGIC,
LIQ FAC: Citibank N.A.
4.020% 08/15/33(a)	5,580,000	5,580,000

37

	Par ($)	Value ($)
Municipal Bonds – (continued)
TEXAS – (continued)
TX Hays Consolidated Independent School District
Series 2005,
Insured: PSFG,
SPA: Merrill Lynch Capital Services
4.010% 08/15/25(a)	11,000,000	11,000,000
TX HFDC of Central Texas, Inc.
Franciscan Communities Village,
Series 2004 C,
LOC: Sovereign Bank FSB
3.990% 05/15/38(a)	6,500,000	6,500,000
TX Houston City
3.550% 08/11/06	7,000,000	7,000,000
3.570% 08/04/06	3,600,000	3,600,000
TX Houston Independent School District
Series 2005 DB-169,
Insured: PSFG,
LIQ FAC: Deutsche Bank A.G.
4.000% 02/15/24(a)	3,370,000	3,370,000
Series 2005 PT-2836,
Insured: PSFG,
LIQ FAC: Merrill Lynch Capital Services
4.010% 02/15/18(a)	9,960,000	9,960,000
Series 2005 PT-3160,
Insured: PSFG,
LIQ FAC: Merrill Lynch Capital Services
4.010% 02/15/20(a)	5,405,000	5,405,000
TX Houston Utility System Revenue
Series 2004:
Insured: FSA
4.010% 05/15/20(a)	5,155,000	5,155,000
Insured: MBIA
4.010% 05/15/27(a)	12,145,000	12,145,000
TX Houston Water & Sewer Systems Revenue
Series 2002,
Insured: MBIA
3.990% 12/01/23(a)	12,495,000	12,495,000
Series 2005,
Insured: FSA
4.040% 12/01/26(a)	3,565,000	3,565,000
TX Houston
Series 2004,
Insured: MBIA,
LOC: JPMorgan Chase Bank
4.010% 03/01/12(a)	9,245,000	9,245,000
TX Hunt Memorial Hospital District
Series 1998,
Insured: FSA
4.020% 08/15/17(a)	10,760,000	10,760,000

38

	Par ($)	Value ($)
Municipal Bonds – (continued)
TEXAS – (continued)
TX Mesquite Independent School District No. 1
Series 2005 1032,
Insured: PSFG,
LIQ FAC: JPMorgan Chase Bank
4.010% 08/15/13(a)	5,090,000	5,090,000
TX Midlothian Industrial Development Corp.
Box-Crow Cement Co.,
Series 1984,
LOC: UBS A.G.
3.980% 12/01/09(a)	15,400,000	15,400,000
TX Montgomery County Municipal Utility District No. 46
Series 2004,
Insured: FGIC,
LIQ FAC: JPMorgan Chase Bank
4.010% 09/01/10(a)	1,295,000	1,295,000
TX Municipal Power Agency
Series 2004,
Insured: FGIC
4.010% 09/01/11(a)	28,000,000	28,000,000
TX North Central Health Facility Development Corp.
Baylor Health Care System,
Series 2006 B,
Insured: FSA,
SPA: Bank of New York
4.000% 08/15/30(a)	7,000,000	7,000,000
Series 2004,
Insured: MBIA
4.010% 07/11/12(a)	13,395,000	13,395,000
TX North East Independent School District
Series 2005 PT-3156,
Insured: PSFG,
LIQ FAC: Merrill Lynch Capital Services
4.010% 02/01/22(a)	2,310,000	2,310,000
TX Northshide Independent School District
Series 2005,
LIQ FAC: Lehman Liquidity Co.
4.010% 06/15/33(a)	5,585,000	5,585,000
TX Nueces County
Series 2004,
Insured: AMBAC
4.010% 02/15/12(a)	10,555,000	10,555,000
TX Public Finance Authority
3.550% 08/14/06	5,000,000	5,000,000
TX Richardson Independent School District
Series 2005 PT-2835,
Insured: PSFG,
LIQ FAC: Merrill Lynch Capital Services
4.010% 02/15/25(a)	5,815,000	5,815,000

39

	Par ($)	Value ($)
Municipal Bonds – (continued)
TEXAS – (continued)
TX San Antonio Educational Facilities Corp.
University Incarnate Word Project,
Series 2001,
LOC: Bank One N.A.
4.050% 12/01/21(a)	7,655,000	7,655,000
TX San Antonio Health Facilities Development Corp. Revenue
CTRC Clinical Foundation,
LOC: Wells Fargo Bank N.A.
3.970% 06/01/20(a)	4,400,000	4,400,000
TX San Antonio Water Revenue
Series 2003 A,
Insured: MBIA
3.960% 05/15/33(a)	37,845,000	37,845,000
TX San Marcos Consolidated Independent School District
Series 2005,
Insured: PSFG
4.010% 08/01/26(a)	6,140,000	6,140,000
TX State
Series 2005:
4.500% 08/31/06	68,340,000	68,421,351
LIQ FAC: Lehman Liquidity Co.
4.040% 04/01/30(a)	7,490,000	7,490,000
TX University of Texas Revenues
3.650% 08/10/06	11,999,000	11,999,000
3.710% 08/04/06	10,269,000	10,269,000
TX Victoria Health Facilities Development Corp.
Warm Springs Rehabilitation Foundation,
Series 1997,
LOC: Chase Bank of Texas N.A.
4.050% 09/01/27(a)	1,325,000	1,325,000
TX White Settlement Independent School District
Series 2005 II-R-2215,
Insured: PSFG,
LIQ FAC: Citigroup Global Market
4.010% 08/15/22(a)	9,870,000	9,870,000
TX Williamson County
Series 2001 188,
Insured: FSA
4.010% 02/15/21(a)	8,135,000	8,135,000
TEXAS TOTAL		575,661,351
UTAH – 0.6%
UT Intermountain Power Agency
3.570% 08/04/06	14,600,000	14,600,000
UT St. George Industrial Development Revenue
Bluff Cove Resort LLC,
Series 2002,
LOC: JPMorgan Chase Bank
4.070% 08/01/11(a)	2,210,000	2,210,000

40

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTAH – (continued)
UT Water Finance Agency
Series 2005 A-13,
Insured: AMBAC,
SPA: JPMorgan Chase Bank
4.010% 10/01/27(a)	10,000,000	10,000,000
UT Weber County Housing Authority
Series 2001,
LOC: Bank One N.A.
4.020% 11/01/39(a)	2,630,000	2,630,000
UTAH TOTAL		29,440,000
VERMONT – 0.1%
VT Educational & Health Buildings Financing Agency
Gifford Medical Center,
Series 2006 A,
LOC: KeyBank N.A.
4.030% 10/01/36(a)	5,635,000	5,635,000
VERMONT TOTAL		5,635,000
VIRGINIA – 0.4%
VA Alexandria Industrial Development Authority
Series 1989,
LOC: First Union National Bank
4.030% 01/01/09(a)	2,095,000	2,095,000
VA Front Royal & Warren County Industrial Development Revenue
Series 2003,
LOC: Branch Banking & Trust
4.013% 05/01/23(a)	3,525,000	3,525,000
VA Hanover County Virginia Industrial Development Authority
Covenant Woods,
Series 1999,
LOC: Branch Banking & Trust Co.
4.013% 07/01/29(a)	1,700,000	1,700,000
VA Rockingham County Industrial Development Authority
Sunnyside Presbyterian,
Series 2003,
LOC: Branch Banking & Trust
4.013% 12/01/33(a)	11,750,000	11,750,000
VA Winchester Industrial Development Authority
Westminster-Canterbury of Winchester, Inc.,
Series 2005 B,
LOC: Branch Banking & Trust
4.010% 01/01/35(a)	3,000,000	3,000,000
VIRGINIA TOTAL		22,070,000
WASHINGTON – 3.5%
WA Broadway Office Properties Revenue
Series 2002,
Insured: MBIA
4.010% 06/01/10(a)	8,880,000	8,880,000

41

	Par ($)	Value ($)
Municipal Bonds – (continued)
WASHINGTON – (continued)
WA Energy Northwest
Series 2003 D2,
Insured: MBIA,
SPA: Dexia Credit Local
3.980% 07/01/18(a)	23,245,000	23,245,000
WA Grant County Public Utility District No. 2 Priest Rapids,
Series 2001,
Insured: FSA,
SPA: Merrill Lynch Capital Services
4.020% 01/01/22(a)	10,495,000	10,495,000
WA Health Care Facilities Authority
Seattle Cancer Care,
Series 2005,
LOC: Harris Trust & Savings Bank
3.990% 03/01/35(a)	3,950,000	3,950,000
WA Housing Finance Commission
Antioch University,
Series 2005,
LOC: U.S. Bank N.A.
3.990% 01/01/27(a)	6,635,000	6,635,000
Franke Tobey Jones,
Series 2003,
LOC: Wells Fargo Bank N.A.
4.100% 09/01/33(a)	13,035,000	13,035,000
Pioneer Human Services,
Series 2001 A,
LOC: U.S. Bank N.A.
4.100% 08/01/19(a)	4,840,000	4,840,000
Seattle Art Museum,
Series 2005,
LOC: Allied Irish Banks PLC
3.960% 07/01/33(a)	7,200,000	7,200,000
Series 1988,
LOC: Harris Trust & Savings Bank
4.000% 01/01/10(a)	11,600,000	11,600,000
Spokane United Methodist Homes:
Series 1999 A,
LOC: Wells Fargo Bank N.A.
4.100% 01/01/30(a)	12,975,000	12,975,000
Series 2002,
LOC: Wells Fargo Bank N.A.
4.100% 01/01/34(a)	3,735,000	3,735,000
YMCA of Snohomish County,
Series 1999,
LOC: U.S. Bank N.A.
4.090% 06/01/27(a)	2,265,000	2,265,000
WA Pierce County
Series 2005 921,
Insured: AMBAC,
LIQ FAC: JPMorgan Chase Bank
4.010% 02/01/13(a)	4,225,000	4,225,000
WA Public Power Supply Systems No. 3
Series 1998 3A,
Insured: MBIA,
SPA: Dexia Credit Local
4.000% 07/01/18(a)	35,705,000	35,705,000

42

	Par ($)	Value ($)
Municipal Bonds – (continued)
WASHINGTON – (continued)
WA State
Series 2004 B-22,
Insured: FSA
4.010% 07/01/24(a)	8,760,000	8,760,000
Series 2004,
Insured: AMBAC
4.010% 01/01/12(a)	14,580,000	14,580,000
WASHINGTON TOTAL		172,125,000
WEST VIRGINIA – 0.1%
WV University
Series 2005,
Insured: FGIC,
LIQ FAC: JPMorgan Chase Bank
4.010% 10/01/12(a)	4,975,000	4,975,000
WEST VIRGINIA TOTAL		4,975,000
WISCONSIN – 2.4%
WI Allouez
Series 2004,
Insured: AMBAC
4.010% 04/01/24(a)	5,175,000	5,175,000
WI Appleton Industrial Development Revenue
Appleton Center Associates,
Series 1994,
LOC: US.. Bank N.A.
4.010% 12/15/09(a)	3,205,000	3,205,000
WI Center District Tax Revenue
Series 2004,
Insured: MBIA
4.010% 12/15/21(a)	6,630,000	6,630,000
WI Health & Educational Facilities Authority
Amery Regional Medical Center,
Series 2006 A,
LOC: Fifth Third Bank
3.970% 05/01/36(a)	8,000,000	8,000,000
Gundersen Clinic LTD
Series 2006 B,
Insured: FGIC,
SPA: Dexia Credit Local
4.010% 05/01/33(a)	21,415,000	21,415,000
ProHealth Care, Inc.,
Series 2001 B,
Insured: AMBAC,
SPA: JPMorgan Chase Bank
4.040% 08/15/30(a)	15,400,000	15,400,000
Series 2003:
Insured: MBIA
3.350% 08/15/19(a)(b)	8,500,000	8,500,000
LOC: Bank One N.A.
3.990% 07/01/28(a)	6,750,000	6,750,000
WI Transportation Revenue
3.740% 09/06/06	6,975,000	6,975,000

43

	Par ($)	Value ($)
Municipal Bonds – (continued)
WISCONSIN – (continued)
WI University Hospitals & Clinics Authority
Series 2005,
Insured: FSA,
SPA: U.S. Bank N.A.
3.970% 04/01/29(a)	25,325,000	25,325,000
WI West Allis
State Fair Park Exposition Center,
Series 2001,
LOC: U.S. Bank N.A.
3.990% 08/01/28(a)	9,700,000	9,700,000
WISCONSIN TOTAL		117,075,000
WYOMING – 0.3%
WY Sweetwater County
Pacificorp,
Series 1988 A,
LOC: Barclays Bank PLC
3.620% 09/07/06	4,750,000	4,750,000
WY Uinta County
Chevron Corp.,
Series 1993,
3.980% 08/15/20(a)	11,550,000	11,550,000
WYOMING TOTAL		16,300,000
Total Municipal Bonds (cost of $4,875,599,727)		4,875,599,727
Variable Rate Demand Notes – 1.7%
Puttable Floating Option Tax-Exempt Receipts
Series 2001,
LIC FAC: Merrill Lynch Capital Services
4.100% 01/01/32(a)	7,220,000	7,220,000
Series 2006 A,
SPA: Merrill Lynch Capital Services
4.040% 10/01/39(a)	78,025,000	78,025,000

Total Variable Rate Demand Notes (cost of $85,245,000)		85,245,000

44

Total Investments – 100.2% (cost of $4,960,844,727)(c)	4,960,844,727

Other Assets & Liabilities, Net – (0.2)%	(8,503,427)

Net Assets – 100.0%	4,952,341,300

Notes to Investment Portfolio:

*	Security Valuation:

Securities are valued on the basis of amortized cost, which approximates current market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant accretion to maturity of any discount or amortization of any premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets may be valued under procedures adopted by the Board of Trustees.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2006.

(b)	Illiquid security.

(c)	Cost for federal income tax purposes is $4,960,844,727.

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
HFDC	Health Facility Development Corporation
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guarantee
SPA	Stand-by Purchase Agreement
XLCA	XL Capital Assurance, Inc.

45

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia California Tax-Exempt Reserves

	Par ($)	Value ($)*
Municipal Bonds – 97.9%
CALIFORNIA – 90.6%
CA ABAG Finance Authority for Nonprofit Corps.
Jewish Community Center of San Francisco,
Series 2002,
LOC: Allied Irish Bank PLC
3.950% 11/15/31(a)	16,275,000	16,275,000
CA ABN AMRO Munitops Certificates Trust
Series 2002,
Insured: MBIA,
SPA: ABN AMRO Bank N.V.
4.000% 07/01/09(a)	14,485,000	14,485,000
Series 2003,
Insured: FGIC,
SPA: ABN AMRO Bank N.V.
4.000% 08/01/11(a)	8,895,000	8,895,000
Series 2004:
Insured: FGIC,
SPA: ABN AMRO Bank N.V.
4.000% 07/01/11(a)	10,590,000	10,590,000
Insured: FSA,
SPA: ABN AMRO Bank N.V.
4.000% 06/01/12(a)	7,825,000	7,825,000
Insured: MBIA,
SPA: ABN AMRO Bank N.V.
4.000% 08/01/12(a)	8,575,000	8,575,000
Series 2005:
Insured: AMBAC,
SPA: ABN AMRO Bank N.V.
4.000% 12/01/12(a)	6,925,000	6,925,000
Insured: FGIC,
SPA: ABN AMRO Bank N.V.
4.000% 08/01/13(a)	14,995,000	14,995,000
Insured: FSA,
SPA: ABN AMRO Bank N.V.
4.000% 08/01/13(a)	10,000,000	10,000,000
Insured: MBIA,
SPA: ABN AMRO Bank N.V.:
4.000% 06/01/13(a)	9,995,000	9,995,000
4.000% 08/01/13(a)	8,845,000	8,845,000
Series 2006:
Insured: FSA,
SPA: ABN AMRO Bank N.V.
4.000% 05/01/14(a)	12,995,000	12,995,000
Insured: MBIA,
SPA: ABN AMRO Bank N.V.
4.000% 11/01/13(a)	9,495,000	9,495,000
CA Alameda Contra Costa Schools Financing Authority Certificates of Participation
Series 1997 B,
LOC: Scotia Bank
4.000% 07/01/23(a)	1,730,000	1,730,000
Series 1997 D,
LOC: Bank of Nova Scotia
4.000% 07/01/18(a)	700,000	700,000

1

	Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
Series 1998 F,
LOC: KBC Bank N.V.
4.000% 08/01/23(a)	1,045,000	1,045,000
Series 1999 G,
Insured: AMBAC
4.020% 08/01/24(a)	7,300,000	7,300,000
Series 2000 I,
Insured: AMBAC ,
SPA: KBC Bank N.V.
3.920% 08/01/29(a)	620,000	620,000
Series 2003 L,
LOC: Scotia Bank
3.950% 08/01/33(a)	13,360,000	13,360,000
Series 2005 M,
LOC: Bank of Nova Scotia
3.950% 08/01/30(a)	5,715,000	5,715,000
CA Alameda Corridor Transportation Authority
Series 1999 CMC-1,
Insured: MBIA,
LIQ FAC: JPMorgan Chase Bank
4.000% 10/01/08(a)	6,480,000	6,480,000
Series 2005,
Insured: AMBAC,
LIQ FAC: Merrill Lynch Capital Services
4.030% 10/01/20(a)	8,695,000	8,695,000
CA Alameda County Industrial Development Authority
Jeta LLC,
Series 2004 A, AMT,
LOC: Comerica Bank
4.030% 04/01/34(a)	1,000,000	1,000,000
OZ Enterprises LLC,
Series 2005, AMT,
LOC: Comerica Bank
4.030% 08/01/35(a)	5,000,000	5,000,000
Segale Family Trust,
Series 2002, AMT,
LOC: Bank of the West
4.030% 10/01/32(a)	2,500,000	2,500,000
York Fabrication, Inc.,
Series 1996 A, AMT,
LOC: Bank of the West, BNP Paribas
3.970% 11/01/26(a)	5,300,000	5,300,000
CA Alvord Unified School District
Series 2004,
Insured: MBIA,
SPA: BNP Paribas
4.000% 02/01/24(a)	2,520,000	2,520,000
CA Antelope Valley Community College District
Series 2005,
Insured: MBIA,
LIQ FAC: Merrill Lynch Capital Services
4.010% 08/01/26(a)	7,945,000	7,945,000

2

	Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
CA Berkeley
Series 1993,
LOC: Wells Fargo Bank N.A.
3.930% 06/01/23(a)	7,250,000	7,250,000
CA Burbank Glendale Pasadena Airport Authority
Series 2005, AMT,
Insured: AMBAC:
LIQ FAC: JPMorgan Chase & Co.
4.020% 01/01/13(a)	5,720,000	5,720,000
SPA: Merrill Lynch Capital Services
4.050% 07/01/18(a)	2,885,000	2,885,000
CA Carlsbad Unified School District Certificates of Participation
Series 2001,
Insured: FSA,
SPA: First Union National Bank
3.920% 09/01/24(a)	1,700,000	1,700,000
CA Carson Redevelopment Agency
Series 2003,
Insured: MBIA,
LIQ FAC: Citigroup Global Markets
4.000% 10/01/19(a)	3,155,000	3,155,000
CA City of Chula Vista
Series 2006, AMT,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
4.020% 12/01/27(a)	3,125,000	3,125,000
CA City of Los Angeles
Series 2006,
4.500% 06/29/07	50,000,000	50,351,000
CA Clovis Unified School District
Series 2005 Pz-49,
Insured: FGIC,
LOC: Merrill Lynch Capital Services
4.030% 08/01/24(a)	3,395,000	3,395,000
Series 2005,
Insured: FGIC,
SPA: Merrill Lynch Capital Services
4.040% 08/01/28(a)	1,515,000	1,515,000
CA Colton Joint Unified School District
Series 2004,
Insured: FGIC
4.010% 02/01/12(a)	5,420,000	5,420,000
CA Communities Development
3.940% 07/05/06	74,215,000	74,215,000
CA Covina Redevelopment Agency
Shadowhills Apartments, Inc.,
Series 1994 A,
Insured: FNMA
3.900% 12/01/15(a)	7,375,000	7,375,000
CA Daly City Housing Development Finance Agency
Serramonte Ridge LLC,
Series 1999 A,
3.900% 10/15/29(a)	6,700,000	6,700,000

3

	Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
CA Department of Water Resources
Power Supply Revenue:
Series 2002 B-2,
LOC: BNP Paribas
4.000% 05/01/22(a)	2,750,000	2,750,000
Series 2002 C-15,
LOC: Bank of Nova Scotia
3.950% 05/01/22(a)	24,205,000	24,205,000
Series 2002 C-4,
LOC: JPMorgan Chase Bank & California State Teachers’ Retirement System
3.920% 05/01/22(a)	64,900,000	64,900,000
Series 2002 C-8,
LOC: Bayerische Landesbank
3.860% 05/01/22(a)	11,725,000	11,725,000
Series 2003:
Insured: AMBAC,
LOC: BNP Paribas
3.500% 05/01/16(a)(b)	63,485,000	63,485,000
Insured: MBIA
4.010% 05/01/11(a)	75,000	75,000
Series 2005 G-1,
LOC: Bank of Nova Scotia Trust Co.
3.930% 05/01/11(a)	19,500,000	19,500,000
Series 2005 G-10,
Insured: FGIC,
SPA: DEPFA Bank PLC
3.930% 05/01/18(a)	20,500,000	20,500,000
Series 2005 G-12,
Insured: FGIC,
LOC: Landesbank Baden-Wurttemberg
3.930% 05/01/18(a)	20,800,000	20,800,000
Series 2005 G-13,
Insured: FGIC,
SPA: Morgan Stanley Bank
3.960% 05/01/18(a)	23,800,000	23,800,000
Series 2005 G-14,
Insured: FGIC,
LOC: Landesbank Hessen-Thuringen
3.920% 05/01/18(a)	33,785,000	33,785,000
Series 2004 2168,
Insured: FGIC,
SPA: Merrill Lynch Capital Services
4.010% 12/01/10(a)	5,145,000	5,145,000
CA Desert Community College District
Series 2005 912,
Insured: MBIA,
LIQ FAC: JPMorgan Chase Bank
4.000% 02/01/13(a)	4,175,000	4,175,000
CA Duarte Redevelopment Agency Certificates of Participation
Johnson Duarte Partners,
Series 1984 B,
LOC: General Electric Capital Corp.
3.870% 12/01/19(a)	5,000,000	5,000,000
Piken Duarte Partners,
Series 1984 A,
LOC: General Electric Capital Corp.
3.870% 12/01/19(a)	7,000,000	7,000,000

4

	Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
CA Eagle Tax-Exempt Trust
Series 1998, AMT,
Insured: FGIC,
LIQ FAC: Citibank N.A.
4.040% 05/15/15(a)	13,000,000	13,000,000
CA East Bay Municipal Utility District
Water System Revenue,
Series 2003,
Insured: MBIA,
LIQ FAC: Citigroup Global Markets
4.000% 06/01/19(a)	4,050,000	4,050,000
CA Economic Recovery
Series 2004 C-18,
Insured: XLCA,
LOC: DEPFA Bank PLC
3.920% 07/01/23(a)	5,550,000	5,550,000
Series 2004 C-21,
Insured: XLCA,
SPA: Dexia Credit Local
3.930% 07/01/23(a)	5,000,000	5,000,000
Series 2004,
LIQ FAC: Citibank N.A.
4.000% 07/01/23(a)	18,745,000	18,745,000
Series 2004C-11,
LOC: BNP Paribas
3.900% 07/01/23(a)	29,249,000	29,249,000
CA Educational Facilities Authority
Life Chiropractic College,
Series 1999,
LOC: Bank of the West
3.980% 01/01/25(a)	6,165,000	6,165,000
Pitzer College,
Series 2005 B,
LOC: Bank of New York
3.930% 04/01/45(a)	5,500,000	5,500,000
Series 2000 A,
LIQ FAC: Societe Generale
4.000% 10/01/27(a)	14,275,000	14,275,000
CA Fremon Certificates of Participation
Series 2001,
LOC: Scotia Bank
3.920% 08/01/30(a)	31,095,000	31,095,000
CA Fremont Unified School District Certificates of Participation
Series 2005,
Insured: FSA,
LOC: Dexia Credit Local
3.900% 09/01/30(a)	10,500,000	10,500,000
CA Fremont Union High School District,
Series 2005,
Insured: FGIC,
SPA: Merrill Lynch Capital Services
4.010% 09/01/23(a)	3,520,000	3,520,000
CA Fullerton School District
Series 2002,
Insured: FGIC,
SPA: Merrill Lynch Capital Services
4.010% 08/01/21(a)	5,800,000	5,800,000

5

	Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
CA Golden State Tobacco Securitization Corp.
Series 2005,
Insured: FGIC,
LIQ FAC: Citibank N.A.
3.450% 06/01/35(a)(b)	31,800,000	31,800,000
CA Goleta Water District Certificates of Participation
Series 2003,
Insured: MBIA,
LIQ FAC: Citigroup Global Markets
4.000% 12/01/22(a)	1,735,000	1,735,000
CA GS Pool Trust
Series 2006, AMT,
LIQ FAC: Goldman Sachs,
GIC: IXIS Financial Products
4.070% 05/01/47(a)	6,740,000	6,740,000
CA Hayward
Multi-Family Housing,
Santa Clara Associates LLC,
Series 1998 A, AMT,
Insured: FNMA
3.980% 03/15/33(a)	4,500,000	4,500,000
CA Health Facilities Financing Authority Revenue
Catholic Healthcare West,
Series 1988 B,
Insured: MBIA,
SPA: Morgan Guaranty Trust
3.970% 07/01/16(a)	11,745,000	11,745,000
CA Housing Finance Agency
Series 2000, AMT,
Insured: AMBAC,
LIQ FAC: Merrill Lynch Capital Services
4.040% 08/01/29(a)	6,490,000	6,490,000
Series 2001 F, AMT,
Insured: MBIA
3.970% 02/01/32(a)	4,000,000	4,000,000
Series 2002 B,,
SPA: FNMA
3.950% 02/01/35(a)	13,765,000	13,765,000
Series 2003 K, AMT,
4.000% 08/01/34(a)	27,000,000	27,000,000
Series 2005 B, AMT,
SPA: BNP Paribas:
4.020% 02/01/16(a)	35,715,000	35,715,000
4.020% 02/01/35(a)	43,200,000	43,200,000
Series 2005, AMT:
LIQ FAC: Landesbank Hessen-Thuringen
4.020% 11/01/07(a)	22,965,000	22,965,000
LIQ FAC: Lloyds TSB Bank PLC,
GIC: Trinity Funding Co. LLC
4.040% 02/01/08(a)	30,000,000	30,000,000

6

	Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
Series 2006 A, AMT,
SPA: DEPFA Bank PLC
4.050% 02/01/40(a)	41,100,000	41,100,000
Series 2006, AMT,
SPA: Merrill Lynch Capital Services,
GIC: Trinity Funding Co. LLC
4.040% 02/01/08(a)	20,360,000	20,360,000
CA Indio Multi-Family Housing Revenue
Series 1996 A,
Insured: FNMA
3.900% 08/01/26(a)	5,650,000	5,650,000
CA Infrastructure & Economic Development Bank Revenue
Buck Institute for Age Resh,
Series 2001,
LOC: Bank of New York,
LOC: California State Teachers’ Retirement System
3.900% 11/15/37(a)	36,350,000	36,350,000
Goodwill Inds Orange County,
Series 2006,
LOC: Wells Fargo Bank N.A.
3.880% 03/01/31(a)	3,850,000	3,850,000
Kruger & Sons, Inc.,
Series 2002, AMT,
LOC: Bank of the West
4.000% 11/01/28(a)	4,980,000	4,980,000
Series 2003 A:
Insured: FGIC
4.010% 07/01/29(a)	7,000,000	7,000,000
LOC: Wells Fargo Bank N.A.
3.910% 09/01/28(a)	4,000,000	4,000,000
Traditional Baking, Inc.,
Series 2003, AMT,
LOC: Mellon Bank N.A.
4.050% 08/01/28(a)	2,260,000	2,260,000
CA Kern High School District
Series 2005,
Insured: FSA,
LIQ FAC: Merrill Lynch Capital Services
4.010% 08/01/25(a)	8,395,000	8,395,000
CA Lake Eslinore Recreation Authority
Series 2000 A,
LOC: Union Bank of California,
LOC: California State Teachers’ Retirement System
3.920% 02/01/32(a)	8,610,000	8,610,000
CA Lassen Municipal Utility District Revenue
Series 1996 A, AMT,
Insured: FSA,
SPA: Credit Local de France
4.010% 05/01/08(a)	2,600,000	2,600,000
CA Livermore Certificates of Participation
Insured: AMBAC,
LOC: Dexia Public Finance Bank
3.920% 10/01/30(a)	3,310,000	3,310,000

7

	Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
CA Lodi Electric System Revenue Certificates of Participation
Series 2002 A,
Insured: MBIA
SPA: BNP Paribas
3.870% 07/01/32(a)	12,500,000	12,500,000
CA Long Beach Bond Finance Authority
Series 1999,
LOC: Bank One N.A.
3.930% 09/01/09(a)	3,060,000	3,060,000
CA Long Beach Harbor Revenue
Series 2005 MT-175,
Insured: FGIC,
LIQ FAC: Merrill Lynch Capital Services
3.230% 05/15/15(a)(b)	4,995,000	4,995,000
CA Los Angeles Community Redevelopment Agency
Multi-Family Housing Revenue:
Grand Promenade,
Series 2002,
Insured: FHLMC
3.900% 04/01/32(a)	13,300,000	13,300,000
Series 2003 A, AMT,
LOC: HSBC Bank USA
3.990% 12/01/38(a)	17,965,000	17,965,000
CA Los Angeles County Housing Authority
Multi-Family Housing Revenue,
Series 2002 PT-639, AMT,
Insured: FHLMC
4.050% 10/01/31(a)	68,785,000	68,785,000
CA Los Angeles County Metropolitan Transportation Authority
Sales Tax Revenue,
Series 2004 A,
Insured: MBIA,
LIQ FAC: Citibank N.A.
4.010% 07/01/34(a)	9,700,000	9,700,000
CA Los Angeles Department of Airports
Series 2002 C-1,
LOC: BNP Paribas,
LOC: Landesbank Baden-Wurttemberg
3.940% 05/15/20(a)	18,700,000	18,700,000
CA Los Angeles Department of Water & Power Revenue
Series 2001,
Insured: MBIA,
LIQ FAC: JPMorgan Chase Bank
4.000% 01/01/09(a)	12,995,000	12,995,000
Series 2002 A-1,
LOC: National Australia Bank
3.920% 07/01/35(a)	10,000,000	10,000,000
Series 2002 A-2,
LOC: National Australia Bank
3.920% 07/01/35(a)	25,700,000	25,700,000
Series 2002 A-4,
3.890% 07/01/35(a)	19,200,000	19,200,000
Series 2002 A-5,
LOC: National Australia Bank

8

	Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
3.920% 07/01/35(a)	10,775,000	10,775,000
Series 2002 A-6,
3.920% 07/01/35(a)	18,000,000	18,000,000
Series 2002 A-7,
LOC: National Australia Bank
3.890% 07/01/35(a)	5,100,000	5,100,000
Series 2002 A-8,
3.940% 07/01/35(a)	5,200,000	5,200,000
CA Los Angeles Multi-Family Revenue
Series 1991 B,
Insured: FHLMC
3.920% 12/01/32(a)	7,840,000	7,840,000
CA Los Angeles Unified School District
Series 2006,
Insured: FGIC,
LIQ FAC: Merrill Lynch Capital Services
4.010% 07/01/25(a)	2,990,000	2,990,000
CA Los Angeles Wastewater System Revenue
Series 2006 D,
Insured: XLCA,
SPA: Scotiabank
3.940% 06/01/28(a)	20,000,000	20,000,000
CA M-S-R Public Power Agency
Series 1998 F,
Insured: MBIA,
SPA: Bank One N.A.
3.920% 07/01/22(a)	11,515,000	11,515,000
CA Madera Irrigation Financing Authority
Series 2005 A,
Insured: XLCA,
LOC: Dexia Credit Local
3.990% 01/01/36(a)	12,905,000	12,905,000
CA Manteca Redevelopment Agency
Series 2005,
Insured: XLCA,
SPA: State Street Bank & Trust Co.
3.990% 10/01/42(a)	26,650,000	26,650,000
CA Metropolitan Water District of Southern California
Series 2002 A,
SPA: Landesbank Baden-Wurttemberg
3.900% 07/01/25(a)	60,285,000	60,285,000
CA Modesto Irrigation District Certificates of Participation
Series 2003,
Insured: MBIA,
SPA: Merrill Lynch Capital Services
4.010% 01/01/11(a)	20,360,000	20,360,000
CA Morgan Hill United School District
Series 2000 S,
Insured: FGIC,
SPA: Societe Generale
4.000% 08/01/25(a)	4,290,000	4,290,000

9

	Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
CA Municipal Securities Trust Certificates
Series 2006,
Insured: MBIA,
LIQ FAC: Bear Stearns Capital Markets
4.080% 12/17/20(a)	12,745,000	12,745,000
CA Oakland-Alameda County Coliseum Authority Lease Revenue
Series 2000 C-1,
LOC: Bank of New York,
LOC: California State Teachers’ Retirement System
3.950% 02/01/25(a)	8,300,000	8,300,000
CA Oakland
Series 2002 756,
Insured: FGIC,
LOC: Morgan Stanley Dean Witter
3.970% 01/15/32(a)	9,239,000	9,239,000
CA Orange County Apartment Development Revenue
Series 1985 Z,
Insured: FHLMC
3.870% 11/01/07(a)	10,100,000	10,100,000
Series 1998 H,
Insured: FNMA
3.910% 11/15/28(a)	10,700,000	10,700,000
Series 1999 D,
Insured: FHMLC
3.910% 12/01/29(a)	4,500,000	4,500,000
The Lakes Joint Venture,
Series 1991 A,
Insured: FHLMC
3.910% 12/01/06(a)	8,200,000	8,200,000
CA Orange County Housing Authority
Apartment Development Revenue,
Oasis Martinique Project,
Series 1998 I,
3.910% 06/15/28(a)	26,840,000	26,840,000
CA Orange County Special Financing Authority
Teeter Plan Revenue:
Series 1995 B,
Insured: AMBAC,
SPA: Wachovia Bank N.A.
3.900% 11/01/14(a)	14,900,000	14,900,000
Series 1995 C,
Insured: AMBAC,
SPA: Wachovia Bank N.A.
3.900% 11/01/14(a)	23,775,000	23,775,000
Series 1995 D,
Insured: AMBAC,
SPA: Wachovia Bank N.A.
3.900% 11/01/14(a)	17,170,000	17,170,000
Series 1995 E,
Insured: AMBAC,
SPA: Wachovia Bank N.A.
3.900% 11/01/14(a)	10,625,000	10,625,000

10

	Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
CA Orange County Water District Revenue Certificates of Participation
Series 2003,
Insured: MBIA,
SPA: Wachovia Bank N.A.
4.010% 02/15/11(a)	4,575,000	4,575,000
CA Oxnard Financing Authority
Series 2003 B,
Insured: AMBAC,
SPA: Wachovia Bank N.A.
3.930% 06/01/33(a)	8,900,000	8,900,000
Series B,
Insured: AMBAC,
SPA: Dexia Credit Local
3.930% 06/01/34(a)	3,900,000	3,900,000
CA Pajaro Valley Unified School District Certificates of Participation
School Facilities Bridge Funding,
Series 2000,
Insured: FSA,
SPA: First Union National Bank
3.920% 09/01/23(a)	115,000	115,000
CA Pasadena Water Revenue
Series 2003,
Insured: FGIC,
SPA: Merrill Lynch Capital Services
4.010% 06/01/27(a)	5,285,000	5,285,000
CA Peralta Community College District
Series 2004,
Insured: MBIA,
SPA: Merrill Lynch Capital Services
4.010% 08/01/08(a)	5,865,000	5,865,000
CA Pleasanton Multi-Family Housing Revenue
Greenbriar Bernal Apartments LP,
Series 2001 A, AMT,
Insured: FNMA
3.960% 09/15/34(a)	2,900,000	2,900,000
CA Pollution Control Financing Authority
Amador Valley Industries LLC,
Series 2005 A,
LOC: Wells Fargo Bank N.A.
4.000% 06/01/15(a)	6,470,000	6,470,000
Blue Line Transfer, Inc.,
Series 2002 A, AMT,
LOC: Wells Fargo Bank N.A.
4.000% 08/01/14(a)	1,995,000	1,995,000
CR&R, Inc.,
Series 2006 A, AMT,
LOC: Bank of the West
4.030% 06/01/25(a)	3,920,000	3,920,000
Marborg Industries,
Series 2006 A, AMT,
LOC: Pacific Capital Bank NA,
LOC: Wachovia Bank NA
4.000% 06/01/35(a)	2,230,000	2,230,000
Pacific Gas & Electric Corp.,
Series 1996,
LOC: Bank One N.A.
3.950% 11/01/26(a)	6,465,000	6,464,872
Sierra Pacific Industries, Inc.,

11

	Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
Series 1993,
LOC: Wells Fargo Bank N.A.
3.960% 02/01/13(a)	13,400,000	13,400,000
Solid Waste Disposal,
Series1998 A, AMT,
LOC: Comerica Bank
4.050% 03/01/18(a)	885,000	885,000
CA Pomona Certificates of Participation
Congregational Homes, Inc.,
Series 2004,
LOC: HSH Nordbank Agency
3.880% 01/01/34(a)	25,045,000	25,045,000
CA Poway Redevelopment Agency
Tax Allocation,
Series 2003,
Insured: MBIA,
LIQ FAC: Citigroup Global Markets
4.000% 06/15/20(a)	4,260,000	4,260,000
CA Rescue Union School District Certificates of Participation
Series 2001,
Insured: FSA,
LIQ FAC: First Union National Bank
3.970% 10/01/25(a)	14,145,000	14,145,000
CA Riverside County Housing Authority
AP II Murrieta LP,
Series 1998 A, AMT,
Insured: FHLMC
3.960% 01/15/29(a)	12,600,000	12,600,000
CA Rowland Unified School District
Series 2003,
Insured: FSA,
LIQ FAC: Citigroup Global Markets
4.000% 08/01/22(a)	5,935,000	5,935,000
CA Sacramento County Certificates of Participation
Series 1990,
LOC: Bayerische Landesbank
3.920% 06/01/20(a)	12,155,000	12,155,000
CA Sacramento County Housing Authority
Wasatch Pool Holdings LLC:
Series 2001 E,
Insured: FNMA
3.900% 02/15/31(a)	12,000,000	12,000,000
Series 2001 F,
Insured: FNMA
3.980% 02/15/31(a)	3,750,000	3,750,000
CA Sacramento County Multi-Family Housing Revenue
Woodbridge-301 LLC,
Series 2004 B,
Insured: FNMA
3.900% 06/15/34(a)	10,200,000	10,200,000

12

	Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
CA San Bernardino County Certificates of Participation
Series 1996,
SPA: BNP Paribas
3.890% 07/01/15(a)	2,900,000	2,900,000
CA San Bernardino County Housing Authority
Multi-Family Housing Revenue:
Indian Knoll Apartments,
Series 1985 A,
Insured: FNMA
3.950% 05/15/31(a)	3,580,000	3,580,000
Reche Canyon Apartments,
Series 1985,
Insured: FNMA
3.970% 05/15/30(a)	3,500,000	3,500,000
Series 1992 A,
LOC: Redlands Federal Bank
3.900% 09/01/22(a)	2,930,000	2,930,000
CA San Diego Housing Authority
Multi-Family Housing Revenue,
Swift Real Estate Partners,
Series 2004 C,
Insured: FNMA
3.910% 01/15/35(a)	11,915,000	11,915,000
CA San Francisco City & County Airports Commission
Series 2006 E, AMT,
Insured: XLCA,
SPA: DEPFA Bank PLC
3.990% 05/01/25(a)	47,000,000	47,000,000
CA San Francisco City & County Redevelopment Agency
Multi-Family Housing Revenue:
8th & Howard Family Apartments,
Series 2000 B, AMT,
LOC: Citibank N.A.
4.050% 12/01/34(a)	7,205,000	7,205,000
Fillmore Center:
Series 1992 B-1,
LOC: Credit Suisse First Boston Bank
3.950% 12/01/17(a)	35,125,000	35,125,000
Series 1992 A,
LOC: Credit Suisse First Boston Bank
3.950% 12/01/17(a)	18,500,000	18,500,000
Series 1992, AMT,
LOC: Credit Suisse First Boston Bank
3.960% 12/01/17(a)	3,000,000	3,000,000
South Harbor,
Series 1986,
LOC: Credit Local de France
3.980% 12/01/16(a)	6,400,000	6,400,000
CA San Francisco County Transportation
3.500% 08/03/06	6,100,000	6,100,000
CA San Joaquin County Transportation Authority
3.940% 07/05/06	155,000,000	155,000,000

13

	Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
CA San Jose Financing Authority
Series 2003,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
4.010% 06/01/10(a)	6,465,000	6,465,000
CA San Jose Multi-Family Housing Revenue
Fairfield Trestles LP,
Series 2004 A, AMT,
LOC: FHLMC
4.000% 03/01/37(a)	3,650,000	3,650,000
Fairfield Turnleaf Apartments,
Series 2003 A,
Insured: FHLMC
3.970% 06/01/36(a)	15,290,000	15,290,000
Series 2002 D, AMT,
Insured: FHLMC
3.970% 08/01/35(a)	6,195,000	6,195,000
Series 2006, AMT
SPA: Merrill Lynch Capital Services
4.070% 05/01/30(a)	7,645,000	7,645,000
Sunset Square LP,
Series 2002 E,
LOC: Citibank N.A.
3.990% 06/01/34(a)	6,394,000	6,394,000
CA San Jose Redevelopment Agency
Series 2005,
Insured: MBIA,
SPA: Merrill Lynch Capital Services
4.010% 08/01/26(a)	7,510,000	7,510,000
CA San Jose Unified School District
Series 2005,
Insured: FGIC,
LIQ FAC: Citibank N.A.
4.010% 08/01/29(a)	19,800,000	19,800,000
CA San Ramon Valley Unified School District
Series 2004,
Insured: FSA,
SPA: Merrill Lynch Capital Services
4.010% 08/01/23(a)	5,150,000	5,150,000
CA Santa Clara County El Camino California Hospital District
Series 1985 B,
LOC: State Street Bank & Trust Co.
3.900% 08/01/15(a)	5,890,000	5,890,000
CA Santa Rosa High School District
Series 2004,
Insured: MBIA,
SPA: Merrill Lynch Capital Services
4.010% 08/01/11(a)	4,330,000	4,330,000
CA Santa Rosa Housing Authority
Multi-Family Housing Revenue,
Series 1995 E,
LOC: FHLMC
3.910% 03/01/12(a)	17,140,000	17,140,000

14

	Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
CA Santa Rosa Wastewater Revenue
Series 2005,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
4.030% 09/01/31(a)	3,470,000	3,470,000
CA Simi Valley Community Development Agency
Mayer Indian Oaks Ltd.,
Series 1985 A,
3.930% 05/01/10(a)	15,500,000	15,500,000
CA Simi Valley
Series 1989, AMT,
Insured: FHLMC
3.960% 09/01/19(a)	7,800,000	7,800,000
CA Southern California Public Power Authority
Power Project Revenue,
Series 2003,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
4.010% 07/01/11(a)	4,930,000	4,930,000
CA Stanislaus Waste-To-Energy Financing Agency
Covanta Energy Corp.,
Series 2000,
Insured: MBIA,
LOC: Morgan Guaranty Trust of NY
3.920% 01/01/10(a)	6,340,000	6,340,000
CA Statewide Communities Development Authority
Fairfax Senior Citizens Housing Project,
Series 2000 A,
Insured: FNMA
3.900% 09/15/30(a)	5,935,000	5,935,000
Hanna Boys Center,
Series 2002,
LOC: Northern Trust Co.
3.980% 12/31/32(a)	5,000,000	5,000,000
Industrial Development Revenue,
Multiple Peptide Systems,
Series 2002 A, AMT,
LOC: Bank of the West
4.000% 12/01/17(a)	3,450,000	3,450,000
Multi-Family Revenue:
Bay Vista at Meadow Park LP,
Series 2003 1, AMT,
LOC: Wells Fargo Bank N.A.
3.990% 12/15/37(a)	7,500,000	7,500,000
Canion County Apartments,
Series 2002 M, AMT,
Insured: FHLMC
3.960% 12/01/34(a)	10,900,000	10,900,000
Chateau Pleasant Hill Associates LLC,
Series 2005 C,
Insured: FNMA
3.900% 07/15/35(a)	7,500,000	7,500,000
Cienega Preservation LP,
Series 2002 V,
LOC: Washington Mutual Bank
4.100% 10/01/33(a)	11,760,000	11,760,000

15

	Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
Greentree Senior Apartments,
Series 2000 P, AMT,
LIQ FAC: FNMA
3.980% 11/15/30(a)	7,350,000	7,350,000
Maple Square Apartments Project,
Series 2004, AMT,
LOC: Citibank N.A.
3.990% 08/01/39(a)	6,000,000	6,000,000
UHC Madera LP,
Series 2005 B, AMT,
LOC: Citibank N.A.
3.990% 01/01/38(a)	5,750,000	5,750,000
Plan Nine Partners LLC,
Series 2005 A,
LOC: Union Bank of California N.A.
3.970% 02/01/35(a)	13,415,000	13,415,000
Series 2005,
LOC: BNP Paribas
3.940% 10/01/45(a)	20,000,000	20,000,000
Series 2006,
LOC: Allied Irish Bank PLC
3.890% 06/01/27(a)	4,200,000	4,200,000
Solid Waste Revenue
Chevron Corp.
Series 1994,
GTY AGMT: Chevron Corp.
4.000% 12/15/24(a)	20,840,000	20,840,000
CA State
Series 2003 B-3,
LOC: BNP Paribas & Bank of New York,
LOC: California State Teachers’ Retirement System
3.920% 05/01/33(a)	1,000,000	1,000,000
Series 2005 A:
LOC: Calyon Bank
3.910% 05/01/40(a)	133,735,000	133,735,000
LOC: Fortis Bank S.A./N.A.
3.910% 05/01/40(a)	152,200,000	152,200,000
Series 2005 B-5,
LOC: DEPFA Bank PLC
3.850% 05/01/40(a)	5,600,000	5,600,000
Series 2005 MT-162,
Insured: FSA,
LOC: DEPFA Bank PLC
3.150% 08/01/17(a)(b)	13,510,000	13,510,000
Series 2005 MT-171,
Insured: FSA,
LOC: DEPFA Bank PLC
3.230% 08/01/16(a)(b)	9,895,000	9,895,000
Series 2005,
Insured: MBIA:
LIQ FAC: Dexia Credit Local
4.000% 02/01/25(a)	10,640,000	10,640,000
LIQ FAC: Societe Generale
4.000% 03/01/35(a)	15,000,000	15,000,000
Series 2006 A:
Insured: AMBAC,
LIQ FAC: Citibank N.A.
3.670% 08/01/31(a)(b)	14,360,000	14,360,000

16

	Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
Insured: MBIA,
LIQ FAC: Citibank N.A.
3.670% 02/01/33(a)(b)	14,850,000	14,850,000
CA TICS/TOCS Trust
Series 2002,
Insured: MBIA,
LIQ FAC: Bank of New York
4.020% 04/01/44(a)	35,960,000	35,960,000
CA Unified High School District Certificates of Participation
Series 2001,
3.920% 06/01/13(a)	9,295,000	9,295,000
CA University of California
3.300% 08/03/06	10,000,000	10,000,000
Series 2003,
Insured: FSA
4.010% 09/01/09(a)	7,590,000	7,590,000
Series 2005,
Insured: FSA,
LIQ FAC: Lehman Liquidity Co.
3.950% 05/15/38(a)	6,480,000	6,480,000
Series SGB-57-A,
Insured: AMBAC,
LIQ FAC: Societe Generale
4.000% 05/15/33(a)	12,815,000	12,815,000
CA Vallejo Certificates of Participation
Capital Improvement Project,
Series 2003,
LOC: Union Bank of California,
LOC: California State Teachers Retirement
3.920% 12/01/23(a)	7,490,000	7,490,000
CA West Contra Costa Unified School District
Series 2004,
Insured: FGIC
4.010% 08/01/24(a)	5,950,000	5,950,000
CALIFORNIA TOTAL		3,019,547,872
PUERTO RICO – 7.3%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2000,
LIQ FAC: Merrill Lynch Capital Services
3.960% 07/01/20(a)	2,600,000	2,599,901
Series 2005-681,
Insured: FGIC,
LIQ FAC: JPMorgan Chase Bank
3.960% 07/01/12(a)	1,745,000	1,745,000
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 1999,
Insured: AMBAC
3.960% 01/01/19(a)	17,005,000	17,005,000
Series 2003,
Insured: FGIC,
SPA: Merrill Lynch Capital Services
3.960% 01/01/11(a)	19,595,000	19,595,000

17

	Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
Series 2005 MT-174,
Insured: CIFG,
SPA: Merrill Lynch Capital Services
3.230% 07/01/19(a)(b)	4,945,000	4,945,000
Series 2005,
Insured: AMBAC,
LIQ FAC: Dexia Credit Local
3.150% 07/01/41(a)(b)	42,215,000	42,100,756
Series 2006-219,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
3.400% 07/01/18(a)(b)	6,735,000	6,735,000
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2000-2,
LIQ FAC: Bank of New York
4.050% 10/01/23(a)	21,330,000	21,330,000
Series 2005 MT-172,
Insured: FGIC,
SPA: Merrill Lynch Capital Services
3.230% 07/01/26(a)(b)	2,485,000	2,485,000
Series 2005 MT-173,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
3.230% 07/01/26(a)(b)	3,065,000	3,065,000
Series 2006,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
3.400% 07/01/18(a)(b)	24,550,000	24,550,000
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2003-363,
Insured: AMBAC,
LIQ FAC: JPMorgan Chase Bank
3.960% 12/01/19(a)	3,525,000	3,525,000
PR Commonwealth of Puerto Rico
Series 2001,
Insured: FSA,
LIQ FAC: Bank of New York
3.980% 07/01/27(a)	20,160,000	20,160,000
Series 2005,
4.500% 07/28/06	36,525,000	36,557,139
Series 2006,
Insured: MBIA,
SPA: Merrill Lynch Capital Services
3.400% 07/01/18(a)(b)	17,820,000	17,820,000
PR TICS/TOCS Trust
Series 2001-2,
Insured: FSA,
LIQ FAC: Bank of New York
3.980% 07/01/19(a)	19,245,000	19,245,000
PUERTO RICO TOTAL		243,462,796
Total Municipal Bonds (cost of $3,263,010,668)		3,263,010,668

18

	Par ($)	Value ($)
Variable Rate Demand Notes – 1.9%
Puttable Floating Option Tax-Exempt Receipts
Series 2006:
Insured: FGIC:
LIQ FAC: Merrill Lynch Capital Services
4.070% 09/01/30(a)	9,540,000	9,540,000
SPA: Merrill Lynch Capital Services
4.070% 08/01/30(a)	4,300,000	4,300,000
Insured: FSA, MBIA, FGIC, AMBAC,
SPA: Merrill Lynch Capital Services
4.070% 02/01/38(a)	30,545,000	30,545,000
Insured: MBIA,
SPA: Merrill Lynch Capital Services
4.070% 12/01/34(a)	18,615,000	18,615,000

Total Variable Rate Demand Notes (cost of $63,000,000)		63,000,000

Total Investments – 99.8% (cost of $3,326,010,668)(c)		3,326,010,668

Other Assets & Liabilities, Net – 0.2%		7,734,981

Net Assets – 100.0%		3,333,745,649

Notes to Investment Portfolio:

*	Security Valuation:

Securities are valued on the basis of amortized cost, which approximates current market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant accretion to maturity of any discount or amortization of any premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets may be valued under procedures adopted by the Board of Trustees.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2006.

(b)	Illiquid security.

(c)	Cost for federal income tax purposes is $3,326,010,668.

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GIC	Guaranteed Investment Contract
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement
XLCA	XL Capital Assurance, Inc.

19

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia New York Tax-Exempt Reserves

	Par ($)	Value ($)*
Municipal Bonds – 99.7%
NEW YORK – 95.3%
NY Albany Industrial Development Agency
Daughters of Sarah Housing Co., Inc.,
Series 2001 A,
LOC: Troy Savings Bank,
LOC: KeyBank N.A
4.000% 03/01/31(a)	6,895,000	6,895,000
NY Allegany County Industrial Development Agency
Series 2004 A,
LOC: KeyBank N.A.
4.040% 04/01/29(a)	4,840,000	4,840,000
NY Battery Park City Authority
Series 2003,
LIQ FAC: Citigroup Global Markets
4.010% 11/01/21(a)	5,265,000	5,265,000
NY Broome County Industrial Development Agency
Elizabeth Church Manor Nursing Home Corp.,
Series 2003,
LOC: Sovereign Bank FSB,
LOC: Bank of New York
3.970% 02/01/29(a)	350,000	350,000
NY Clifton Park Industrial Development Agency
Community School of Naples, Inc.,
Series 2006,
Insured: FHLMC
3.940% 05/01/31(a)	4,500,000	4,500,000
NY Dormitory Authority
New York Hospital Medical Center,
Series 1996,
Insured: AMBAC
5.250% 02/01/07	2,360,000	2,376,328
Series 2000,
Insured: AMBAC,
LIQ FAC: Merrill Lynch Capital Services
4.000% 05/15/07(a)	2,000,000	2,000,000
Series 2002 E,
Insured: MBIA
6.000% 10/01/06	1,000,000	1,005,444
Teresian Housing Corp.,
Series 2003,
LOC: Sovereign Bank FSB,
LOC: Lloyds TSB Bank PLC
3.950% 07/01/33(a)	4,900,000	4,900,000
University of Rochester,
Series 1997 A,
Insured: MBIA
5.500% 07/01/06	400,000	400,000
NY Dutchess County Industrial Development Agency
Marist College,
Series 2005 A,
LOC: Bank of New York
3.960% 07/01/35(a)	9,000,000	9,000,000

1

	Par ($)	Value ($)
Municipal Bonds – (continued)
NEW YORK – (continued)
Trinity Pawling School Corp.,
Series 2002,
LOC: Allied Irish Banks PLC
3.980% 10/01/32(a)	2,455,000	2,455,000
NY East Farmingdale Volunteer Fire Co. Income Revenue
Series 2002,
LOC: Citibank N.A.
3.970% 11/01/22(a)	2,900,000	2,900,000
NY Energy Research & Development Authority
Long Island Lighting Co.,
Series 1997 A, AMT,
LOC: Royal Bank of Scotland
4.000% 12/01/27(a)	2,400,000	2,400,000
NY Environmental Facilities Corp.
Waste Management of New York LLC,
Series 2002 B, AMT,
LOC: JPMorgan Chase Bank
4.030% 05/01/19(a)	1,000,000	1,000,000
NY Erie County Industrial Development Agency
Orchard Park CCRC, Inc.,
Series 2006 B,
LOC: Sovereign Bank FSB,
LOC: Citizens Bank of RI
3.950% 11/15/36(a)	15,000,000	15,000,000
Series 1996,
LOC: KeyBank of New York
4.040% 11/01/16(a)	745,000	745,000
Series 2005 J,
Insured: FSA,
LIQ FAC: Goldman Sachs
4.000% 05/01/12(a)	2,565,000	2,565,000
NY Forest City New Rochelle Revenue Certificates of Trust
FC Washington-Lincoln LLC,
Series 2003 C,
LOC: Wachovia Bank N.A.
4.030% 06/01/11(a)	15,995,000	15,995,000
NY Great Neck North Water Authority
Series 1993 A,
Insured FGIC,
SPA: State Street Bank & Trust Co.:
1.000% 01/01/20(a)	200,000	200,000
3.950% 01/01/20(a)	285,000	285,000
NY Hempstead Industrial Development Agency
Trigen-Nassau Energy Corp.,
Series 1998, AMT,
LOC: Societe Generale
4.000% 09/15/15(a)	2,800,000	2,800,000
NY Housing Finance Agency
1010 Sixth Associates LLC,
Series 2000 A, AMT,
Insured: FNMA
4.000% 05/15/33(a)	3,150,000	3,150,000

2

	Par ($)	Value ($)
Municipal Bonds – (continued)
NEW YORK – (continued)
14th Street Associates LLC,
Series 1996, AMT,
Insured: FNMA
4.010% 11/01/24(a)	6,000,000	6,000,000
345 East 94th Street Associates,
Series 1999 A, AMT,
Insured: FHLMC
4.000% 11/01/30(a)	4,000,000	4,000,000
Barclay Street Realty LLC,
Series 2004 A,
Insured: FNMA
3.950% 11/15/37(a)	2,545,000	2,545,000
Biltmore Tower LLC,
Series 2002 A, AMT,
LOC: FNMA
4.000% 05/15/34(a)	800,000	800,000
Chelsea Apartments,
Series 2003 A, AMT,
Insured: FNMA
4.000% 11/15/36(a)	500,000	500,000
Housing South Cove Plaza,
Series 1999 A, AMT,
4.000% 11/01/30(a)	450,000	450,000
Liberty Street Realty LLC,
Series 2003 A,
Insured: FHLMC
3.960% 05/01/35(a)	3,650,000	3,650,000
North End Avenue Housing,
Series 2004 A,
LOC: Landesbank Hessen-Thuringen
3.950% 11/01/37(a)	1,500,000	1,500,000
Series 1991,
LOC: Landesbank Hessen-Thuringen
3.950% 05/15/15(a)	4,715,000	4,715,000
Series 2003 A, AMT,
Insured: FHLMC
3.950% 11/01/35(a)	500,000	500,000
Yorkville Plaza Associates,
Series 1999 A, AMT,
Insured: FHLMC
4.000% 11/01/29(a)	900,000	900,000
NY Jay Street Development Corp. Court Facility Lease Revenue
Series 2003 A-2,
LOC: DEPFA Bank PLC
3.930% 05/01/22(a)	930,000	930,000
NY Liberty Development Corp. Revenue
377 Greenwich LLC,
Series 2004,
LOC: Wells Fargo Bank N.A.
3.880% 12/01/39(a)	4,280,000	4,280,000
NY Local Government Assistance Corp.
Series 1995 E,
LOC: Landesbank Hessen-Thuringen
3.950% 04/01/25(a)	1,900,000	1,900,000
Series 2000,
Insured: FGIC,
LIQ FAC: Lloyds TSB Bank PLC
3.250% 04/01/10(a)(b)	6,525,000	6,516,427

3

	Par ($)	Value ($)
Municipal Bonds – (continued)
NEW YORK – (continued)
NY Long Island Power Authority
Series 1998 1-A,
LOC: Bayerische Hypotheken,
LOC: Landesbank Baden-Wurttemberg
3.950% 05/01/33(a)	1,000,000	1,000,000
Series 1998 3-A,
LOC: JPMorgan Chase Bank,
LOC: Landesbank Baden-Wurttemberg
3.950% 05/01/33(a)	4,500,000	4,500,000
Series 1998 7-B,
Insured: MBIA,
SPA: Fortis Bank SA/NV
3.960% 04/01/25(a)	3,960,000	3,960,000
NY Metropolitan Transportation Authority
3.500% 07/11/06	3,500,000	3,499,192
Series 2003 Class A,
Insured: MBIA,
SPA: Citibank N.A.
4.020% 11/15/28(a)	2,700,000	2,700,000
Series 2003,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
4.000% 11/15/10(a)	4,485,000	4,485,000
Series 2005 E-1,
LOC: Fortis Bank SA/NV
3.940% 11/01/35(a)	1,200,000	1,200,000
NY Monroe County Industrial Development Agency
DePaul Properties, Inc.,
Series 2006,
LOC: KeyBank N.A.
3.980% 06/01/26(a)	4,000,000	4,000,000
Margaret Woodbury Strong Museum,
Series 2005,
LOC: JPMorgan Chase Bank
3.980% 04/01/35(a)	2,000,000	2,000,000
Series 1998,
LOC: KeyBank N.A.
4.040% 08/01/18(a)	3,380,000	3,380,000
St. Ann’s Nursing Home Co., Inc.,
Series 2000,
LOC: HSBC Bank USA
3.990% 07/01/30(a)	3,000,000	3,000,000
St. Ann’s Nursing Home for the Aged,
Series 2000,
LOC: HSBC Bank USA
3.990% 07/01/30(a)	400,000	400,000
NY Nassau Health Care Corp.
Series 2004 C-3,
Insured: FSA,
SPA: Dexia Credit Local
3.950% 08/01/29(a)	700,000	700,000
NY New Rochelle Municipal Housing Authority
Multi-Family Housing Mortgage Revenue,

4

	Par ($)	Value ($)
Municipal Bonds – (continued)
NEW YORK – (continued)
New Rochelle Sound Shore,
Series 2005 A,
Insured: FNMA
3.920% 12/15/35(a)	1,235,000	1,235,000
NY New York City Housing Development Corp.
James West Ninety LLC,
Series 2002 A,
Insured: FNMA
3.930% 06/15/32(a)	1,385,000	1,385,000
Multi-Family Rental Housing Revenue,
Series 2004 A, AMT,
Insured: FNMA
4.020% 05/15/34(a)	5,315,000	5,315,000
Upper East Lease Associates LLC,
Series 2003 A, AMT,
LOC: Landesbank Baden-Wurttemberg
4.000% 12/01/36(a)	1,000,000	1,000,000
NY New York City Industrial Development Agency
Abigail Press, Inc.,
Series 2002,
LOC: JPMorgan Chase Bank
4.200% 12/01/18(a)	402,300	402,300
Allen-Stevenson School,
Series 2004,
LOC: Allied Irish Bank PLC
3.980% 12/01/34(a)	1,000,000	1,000,000
Korean Airlines Co.,
Series 1997 A, AMT,
LOC: HSBC Bank USA
4.010% 11/01/24(a)	7,880,000	7,880,000
NY New York City Municipal Water Finance Authority
3.670% 08/17/06	1,000,000	1,000,000
Series 2002 C-2,
SPA: DEFPA Bank PLC
3.960% 06/15/18(a)	8,695,000	8,695,000
Series 2002,
LIQ FAC: Citigroup Global Markets
3.520% 06/15/16(a)	3,670,000	3,670,000
Series 2005 Class A,
Insured: FSA,
LIQ FAC: Citibank N.A.
3.670% 06/15/36(a)(b)	6,000,000	6,000,000
NY New York City Trust for Cultural Resources
Series 1989,
LOC: KBC Bank N.V.
3.930% 05/01/14(a)	1,215,000	1,215,000
NY New York City
Series 2004 C-3,
Insured: CIFG,
SPA: DEFPA Bank PLC
3.960% 08/15/29(a)	8,485,000	8,485,000
Series 2005 Class A,
Insured: MBIA,
LIQ FAC: Citibank N.A.
4.020% 08/01/15(a)	2,000,000	2,000,000

5

	Par ($)	Value ($)
Municipal Bonds – (continued)
NEW YORK – (continued)
Series 2005 PT-3171,
Insured: XLCA,
LIQ FAC: Merrill Lynch Capital Services
4.000% 09/01/22(a)	1,000,000	1,000,000
NY Newburgh Industrial Development Agency
Multi-Family Housing Revenue,
Series 2005,
SPA: Merrill Lynch Capital Services,
GTY AGMT: Merrill Lynch & Co.
4.100% 07/01/41(a)	975,000	975,000
NY Oneida County Industrial Development Agency
Hamilton College, Series 2002,
Insured: MBIA
SPA: Bank of New York
3.950% 09/15/32(a)	940,000	940,000
Preswick Glen, Inc.,
Series 2006,
LOC: Sovereign Bank FSB,
LOC: Lloyds TSB Bank PLC
3.950% 10/01/36(a)	5,000,000	5,000,000
NY Onondaga County Industrial Development Agency
General Super Plating Co., Inc.
Series 2005, AMT,
LOC: Citizens Bank
4.110% 04/01/25(a)	2,155,000	2,155,000
NY Port Authority of New York & New Jersey
3.240% 07/13/06	3,000,000	2,999,209
3.620% 09/06/06	1,735,000	1,735,000
Series 2003, AMT,
Insured: AMBAC,
LIQ FAC: Citibank N.A.
4.040% 12/15/32(a)	220,000	220,000
Series 2005, AMT,
Insured: AMBAC,
SPA: BNP Paribas
4.030% 03/01/13(a)	500,000	500,000
NY Power Authority
3.490% 08/03/06	5,000,000	5,000,000
Series 1985,
LIQ FAC: Dexia Credit Local
3.350% 03/01/20(a)	1,000,000	998,721
NY Riverhead Industrial Development Agency
Series 2006 F, AMT,
LIQ FAC: Goldman Sachs
4.070% 07/25/19(a)	4,875,000	4,875,000
NY Riverhead Industrial Development Authority
Central Suffolk Hospital,

6

	Par ($)	Value ($)
Municipal Bonds – (continued)
NEW YORK – (continued)
Series 2006 A,
LOC: HSBC Bank USA N.A.
3.940% 07/01/31(a)	7,000,000	7,000,000
NY Syracuse Industrial Development Agency
Byrne Dairy, Inc.,
Series 1988, AMT,
LOC: Chase Manhattan Bank
4.250% 08/01/08(a)	3,900,000	3,900,000
NY Thruway Authority
Series 2005 PT-3216,
Insured: FSA,
SPA: DEPFA Bank PLC
3.990% 01/01/32(a)	350,000	350,000
Series 2005,
Insured: FSA,
LIQ FAC: Citigroup Global Markets
4.010% 01/01/24(a)	995,000	995,000
Series 2006,
Insured: AMBAC,
LIQ FAC: Citibank N.A.
4.010% 04/01/25(a)	2,000,000	2,000,000
NY Tobacco Settlement Financing Corp.
Series 2004 PT-972,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
3.000% 08/03/06(a)	1,000,000	1,000,000
NY Tompkins County Industrial Development Agency Revenue
Care Community Kendal Ithaca,
Series 2000,
LOC: Wachovia Bank N.A.
3.950% 06/01/25(a)	1,425,000	1,425,000
NY Triborough Bridge & Tunnel Authority
Series 1997,
5.000% 01/01/07	1,025,000	1,029,441
Series 2002 F,
SPA: ABN Amro Bank N.V.
3.930% 11/01/32(a)	7,400,000	7,400,000
NY Westchester County Industrial Development
Levister Redevelopment Co. LLC,
Series 2001 B, AMT,
LOC: Bank of New York
3.990% 08/01/33(a)	1,000,000	1,000,000
Westchester Jewish Project,
Series 1998,
LOC: Chase Manhattan Bank
4.200% 10/01/28(a)	990,000	990,000
NEW YORK TOTAL		267,807,062
PUERTO RICO – 4.4%
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2005,
Insured: AMBAC,
LIQ FAC: Dexia Credit Local
3.150% 10/12/06(a)(b)	2,000,000	1,994,698

7

	Par ($)	Value ($)
Municipal Bonds – (continued)
PUERTO RICO – (continued)
Series 2006,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
3.400% 07/01/18(a)(b)	3,500,000	3,500,000
PR Commonwealth of Puerto Rico
Series 2001,
Insured: FSA,
LIQ FAC: Bank of New York
3.980% 07/01/27(a)	2,265,000	2,265,000
Series 2005,
4.500% 07/28/06	4,500,000	4,502,053
PUERTO RICO TOTAL		12,261,751

Total Municipal Bonds (cost of $280,068,813)		280,068,813

Total Investments(c) – 99.7% (cost of $280,068,813)		280,068,813

Other Assets & Liabilities, Net – 0.3%		782,385

Net Assets – 100.0%		280,851,198

Notes to Investment Portfolio:

*	Security Valuation:

Securities are valued on the basis of amortized cost, which approximates current market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant accretion to maturity of any discount or amortization of any premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets may be valued in accordance with procedures adopted by the Board of Trustees.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2006.

(b)	Illiquid security.

(c)	Cost for federal income tax purposes is $280,068,813.

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GTY AGMT	Guaranty Agreement
LOC	Letter of Credit
LIQ	Liquidity Agreement
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement
XLCA	XL Capital Assurance, Inc.

8

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia Large Cap Index Fund

	Shares	Value ($)*
Common Stocks – 98.0%
CONSUMER DISCRETIONARY – 10.0%
Auto Components – 0.2%
Cooper Tire & Rubber Co.	12,310	137,133
Goodyear Tire & Rubber Co. (a)	35,630	395,493
Johnson Controls, Inc.	39,220	3,224,669
Auto Components Total		3,757,295
Automobiles – 0.4%
Ford Motor Co.	377,625	2,616,941
General Motors Corp.	113,820	3,390,698
Harley-Davidson, Inc.	54,085	2,968,726
Automobiles Total		8,976,365
Distributors – 0.1%
Genuine Parts Co.	34,805	1,449,976
Distributors Total		1,449,976
Diversified Consumer Services – 0.1%
Apollo Group, Inc., Class A (a)	28,140	1,453,994
H&R Block, Inc.	66,080	1,576,669
Diversified Consumer Services Total		3,030,663
Hotels, Restaurants & Leisure – 1.5%
Carnival Corp.	87,390	3,647,659
Darden Restaurants, Inc.	25,950	1,022,430
Harrah’s Entertainment, Inc.	37,155	2,644,693
Hilton Hotels Corp.	66,540	1,881,751
International Game Technology, Inc.	68,270	2,590,164
Marriott International, Inc., Class A	65,840	2,509,821
McDonald’s Corp.	250,890	8,429,904
Starbucks Corp. (a)	154,460	5,832,410
Starwood Hotels & Resorts Worldwide, Inc.	43,725	2,638,366
Wendy’s International, Inc.	23,495	1,369,523
Yum! Brands, Inc.	54,725	2,751,026
Hotels, Restaurants & Leisure Total		35,317,747
Household Durables – 0.6%
Black & Decker Corp.	15,325	1,294,349
Centex Corp.	24,385	1,226,566
D.R. Horton, Inc.	54,720	1,303,430
Fortune Brands, Inc.	29,525	2,096,570
Harman International Industries, Inc.	13,500	1,152,495
KB Home	15,190	696,462
Leggett & Platt, Inc.	36,670	916,017
Lennar Corp., Class A	28,100	1,246,797

See Accompanying Notes to Financial Statements.

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Household Durables – (continued)
Newell Rubbermaid, Inc.	55,760	1,440,281
Pulte Homes, Inc.	42,890	1,234,803
Snap-On, Inc.	11,660	471,297
Stanley Works	14,250	672,885
Whirlpool Corp.	15,669	1,295,043
Household Durables Total		15,046,995
Internet & Catalog Retail – 0.1%
Amazon.com, Inc. (a)	62,300	2,409,764
Internet & Catalog Retail Total		2,409,764
Leisure Equipment & Products – 0.2%
Brunswick Corp.	19,055	633,579
Eastman Kodak Co.	57,850	1,375,673
Hasbro, Inc.	34,615	626,877
Mattel, Inc.	78,420	1,294,714
Leisure Equipment & Products Total		3,930,843
Media – 3.4%
CBS Corp., Class B	155,525	4,206,951
Clear Channel Communications, Inc.	101,275	3,134,461
Comcast Corp., Class A (a)	425,306	13,924,518
Dow Jones & Co., Inc.	11,925	417,494
EW Scripps Co.	17,100	737,694
Gannett Co., Inc.	47,830	2,675,132
Interpublic Group of Companies, Inc. (a)	87,854	733,581
McGraw-Hill Companies, Inc.	72,050	3,619,072
Meredith Corp.	8,470	419,604
New York Times Co., Class A	29,150	715,341
News Corp., Class A	476,240	9,134,283
Omnicom Group, Inc.	34,355	3,060,687
Time Warner, Inc.	862,085	14,914,070
Tribune Co.	44,050	1,428,542
Univision Communications, Inc., Class A (a)	44,950	1,505,825
Viacom, Inc., Class B (a)	145,125	5,201,280
Walt Disney Co.	441,860	13,255,800
Media Total		79,084,335
Multi-Line Retail – 1.1%
Big Lots, Inc. (a)	22,995	392,755
Dillard’s, Inc., Class A	12,425	395,736
Dollar General Corp.	62,740	877,105

See Accompanying Notes to Financial Statements.

2

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Multi-Line Retail – (continued)
Family Dollar Stores, Inc.	31,290	764,415
Federated Department Stores, Inc.	111,368	4,076,069
J.C. Penney Co., Inc.	47,270	3,191,198
Kohl’s Corp. (a)	68,505	4,050,015
Nordstrom, Inc.	43,380	1,583,370
Sears Holdings Corp. (a)	19,490	3,017,832
Target Corp.	173,850	8,496,049
Multi-Line Retail Total		26,844,544
Specialty Retail – 2.0%
AutoNation, Inc. (a)	29,825	639,448
Autozone, Inc. (a)	10,785	951,237
Bed Bath & Beyond, Inc. (a)	56,825	1,884,885
Best Buy Co., Inc.	81,025	4,443,411
Circuit City Stores, Inc.	30,320	825,310
Gap, Inc.	110,680	1,925,832
Home Depot, Inc.	416,115	14,892,756
Limited Brands, Inc.	69,015	1,766,094
Lowe’s Companies, Inc.	156,145	9,473,317
Office Depot, Inc. (a)	57,940	2,201,720
OfficeMax, Inc.	14,275	581,706
RadioShack Corp.	27,265	381,710
Sherwin-Williams Co.	22,435	1,065,214
Staples, Inc.	146,562	3,564,388
Tiffany & Co.	28,275	933,641
TJX Companies., Inc.	92,005	2,103,234
Specialty Retail Total		47,633,903
Textiles, Apparel & Luxury Goods – 0.3%
Coach, Inc. (a)	77,540	2,318,446
Jones Apparel Group, Inc.	22,620	719,090
Liz Claiborne, Inc.	21,005	778,445
NIKE, Inc., Class B	38,015	3,079,215
V.F. Corp.	17,705	1,202,524
Textiles, Apparel & Luxury Goods Total		8,097,720
CONSUMER DISCRETIONARY TOTAL		235,580,150
CONSUMER STAPLES – 9.4%
Beverages – 2.1%
Anheuser-Busch Companies, Inc.	155,595	7,093,576
Brown-Forman Corp., Class B	16,765	1,197,859
Coca-Cola Co.	412,635	17,751,558
Coca-Cola Enterprises, Inc.	61,110	1,244,811

See Accompanying Notes to Financial Statements.

3

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Beverages – (continued)
Constellation Brands, Inc., Class A (a)	40,070	1,001,750
Molson Coors Brewing Co., Class B	11,625	789,105
Pepsi Bottling Group, Inc.	26,970	867,086
PepsiCo, Inc.	332,710	19,975,908
Beverages Total		49,921,653
Food & Staples Retailing – 2.4%
Costco Wholesale Corp.	94,905	5,421,923
CVS Corp.	164,800	5,059,360
Kroger Co.	145,625	3,183,362
Safeway, Inc.	90,600	2,355,600
SUPERVALU, Inc.	41,146	1,263,182
Sysco Corp.	124,495	3,804,567
Wal-Mart Stores, Inc.	503,380	24,247,815
Walgreen Co.	203,350	9,118,214
Whole Foods Market, Inc.	28,200	1,822,848
Food & Staples Retailing Total		56,276,871
Food Products – 1.1%
Archer-Daniels-Midland Co.	131,780	5,439,878
Campbell Soup Co.	37,330	1,385,316
ConAgra Foods, Inc.	104,600	2,312,706
Dean Foods Co. (a)	27,400	1,019,006
General Mills, Inc.	71,700	3,704,022
H.J. Heinz Co.	67,435	2,779,671
Hershey Co.	35,775	1,970,129
Kellogg Co.	49,060	2,375,976
McCormick & Co., Inc.	26,685	895,282
Sara Lee Corp.	153,060	2,452,021
Tyson Foods, Inc., Class A	50,700	753,402
Wrigley (Wm.) Jr. Co.	44,675	2,026,458
Food Products Total		27,113,867
Household Products – 2.1%
Clorox Co.	30,350	1,850,440
Colgate-Palmolive Co.	103,615	6,206,538
Kimberly-Clark Corp.	92,570	5,711,569
Procter & Gamble Co.	660,646	36,731,918
Household Products Total		50,500,465
Personal Products – 0.2%
Alberto-Culver Co., Class B	15,277	744,295
Avon Products, Inc.	90,605	2,808,755

See Accompanying Notes to Financial Statements.

4

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Personal Products – (continued)
Estee Lauder Companies, Inc., Class A	23,900	924,213
Personal Products Total		4,477,263
Tobacco – 1.5%
Altria Group, Inc.	420,415	30,871,073
Reynolds American, Inc.	17,220	1,985,466
UST, Inc.	32,540	1,470,483
Tobacco Total		34,327,022
CONSUMER STAPLES TOTAL		222,617,141
ENERGY – 10.0%
Energy Equipment & Services – 2.0%
Baker Hughes, Inc.	68,570	5,612,454
BJ Services Co.	64,680	2,409,977
Halliburton Co.	103,935	7,713,016
Nabors Industries Ltd. (a)	62,450	2,110,186
National-Oilwell Varco, Inc. (a)	35,180	2,227,598
Noble Corp.	27,710	2,062,178
Rowan Companies, Inc.	22,205	790,276
Schlumberger Ltd.	237,550	15,466,880
Transocean, Inc. (a)	65,430	5,255,338
Weatherford International Ltd. (a)	70,200	3,483,324
Energy Equipment & Services Total		47,131,227
Oil, Gas & Consumable Fuels – 8.0%
Anadarko Petroleum Corp.	92,280	4,400,833
Apache Corp.	66,541	4,541,423
Chesapeake Energy Corp.	83,000	2,510,750
Chevron Corp.	446,211	27,691,855
ConocoPhillips	332,267	21,773,457
CONSOL Energy, Inc.	36,900	1,723,968
Devon Energy Corp.	88,580	5,351,118
El Paso Corp.	140,060	2,100,900
EOG Resources, Inc.	48,790	3,383,099
Exxon Mobil Corp.	1,218,070	74,728,594
Hess Corp.	48,520	2,564,282
Kerr-McGee Corp.	45,740	3,172,069
Kinder Morgan, Inc.	21,005	2,098,189
Marathon Oil Corp.	72,941	6,075,985
Murphy Oil Corp.	33,400	1,865,724
Occidental Petroleum Corp.	86,255	8,845,450
Sunoco, Inc.	26,700	1,850,043
Valero Energy Corp.	123,860	8,239,167

See Accompanying Notes to Financial Statements.

5

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
Williams Companies, Inc.	119,835	2,799,346
XTO Energy, Inc.	73,315	3,245,655
Oil, Gas & Consumable Fuels Total		188,961,907
ENERGY TOTAL		236,093,134
FINANCIALS – 21.0%
Capital Markets – 3.4%
Ameriprise Financial, Inc.	49,245	2,199,774
Bank of New York Co., Inc.	155,345	5,002,109
Bear Stearns Companies, Inc.	24,245	3,396,240
Charles Schwab Corp.	207,755	3,319,925
E*TRADE Financial Corp. (a)	85,850	1,959,097
Federated Investors, Inc., Class B	16,990	535,185
Franklin Resources, Inc.	30,870	2,679,825
Goldman Sachs Group, Inc.	86,975	13,083,649
Janus Capital Group, Inc.	42,650	763,435
Legg Mason, Inc.	26,600	2,647,232
Lehman Brothers Holdings, Inc.	107,770	7,021,215
Mellon Financial Corp.	83,285	2,867,503
Merrill Lynch & Co., Inc.	186,035	12,940,595
Morgan Stanley	215,635	13,630,288
Northern Trust Corp.	37,335	2,064,626
State Street Corp.	66,870	3,884,478
T. Rowe Price Group, Inc.	53,440	2,020,566
Capital Markets Total		80,015,742
Commercial Banks – 4.2%
AmSouth Bancorp	69,635	1,841,846
BB&T Corp.	110,705	4,604,221
Comerica, Inc.	32,665	1,698,253
Commerce Bancorp, Inc.	37,100	1,323,357
Compass Bancshares, Inc.	26,020	1,446,712
Fifth Third Bancorp	112,075	4,141,171
First Horizon National Corp.	24,770	995,754
Huntington Bancshares, Inc.	49,390	1,164,616
KeyCorp	81,345	2,902,390
M&T Bank Corp.	15,930	1,878,466
Marshall & Ilsley Corp.	45,385	2,075,910
National City Corp.	109,200	3,951,948
North Fork Bancorporation, Inc.	93,617	2,824,425
PNC Financial Services Group, Inc.	59,560	4,179,325

See Accompanying Notes to Financial Statements.

6

FINANCIALS – (continued)
Commercial Banks – (continued)
Regions Financial Corp.	91,795	3,040,250
SunTrust Banks, Inc.	73,170	5,579,944
Synovus Financial Corp.	64,965	1,739,763
U.S. Bancorp	358,350	11,065,848
Wachovia Corp.	323,829	17,512,672
Wells Fargo & Co.	338,175	22,684,779
Zions Bancorporation	21,340	1,663,240
Commercial Banks Total		98,314,890
Consumer Finance – 1.0%
American Express Co.	248,425	13,221,179
Capital One Financial Corp.	61,005	5,212,877
SLM Corp.	82,710	4,377,013
Consumer Finance Total		22,811,069
Diversified Financial Services – 5.3%
Bank of America Corp. (b)	918,734	44,191,105
CIT Group, Inc.	40,160	2,099,966
Citigroup, Inc.	1,000,785	48,277,869
JPMorgan Chase & Co.	699,517	29,379,714
Moody’s Corp.	49,210	2,679,977
Diversified Financial Services Total		126,628,631
Insurance – 4.6%
ACE Ltd.	65,450	3,311,115
AFLAC, Inc.	100,360	4,651,686
Allstate Corp.	127,875	6,998,599
Ambac Financial Group, Inc.	21,280	1,725,808
American International Group, Inc.	522,915	30,878,131
Aon Corp.	64,130	2,233,007
Chubb Corp.	83,490	4,166,151
Cincinnati Financial Corp.	34,922	1,641,683
Genworth Financial, Inc., Class A	73,400	2,557,256
Hartford Financial Services Group, Inc.	61,050	5,164,830
Lincoln National Corp.	57,772	3,260,652
Loews Corp.	81,695	2,896,088
Marsh & McLennan Companies, Inc.	110,565	2,973,093
MBIA, Inc.	27,135	1,588,754
MetLife, Inc.	152,750	7,822,327
Principal Financial Group, Inc.	55,750	3,102,488
Progressive Corp.	157,540	4,050,353
Prudential Financial, Inc.	99,075	7,698,127
SAFECO Corp.	23,960	1,350,146
St. Paul Travelers Companies, Inc.	140,156	6,248,154
Torchmark Corp.	20,230	1,228,366

See Accompanying Notes to Financial Statements.

7

UnumProvident Corp.	60,325	1,093,692
XL Capital Ltd., Class A	36,250	2,222,125
Insurance Total		108,862,631
Real Estate Investment Trusts (REITs) – 0.9%
Apartment Investment & Management Co., Class A, REIT	19,540	849,013
Archstone-Smith Trust, REIT	43,060	2,190,462
Boston Properties, Inc., REIT	18,400	1,663,360
Equity Office Properties Trust, REIT	73,670	2,689,692
Equity Residential Property Trust, REIT	58,660	2,623,862
Kimco Realty Corp., REIT	42,600	1,554,474
Plum Creek Timber Co., Inc., REIT	37,070	1,315,985
ProLogis Trust, REIT	49,295	2,569,255
Public Storage, Inc., REIT	16,700	1,267,530
Simon Property Group, Inc., REIT	36,925	3,062,560
Vornado Realty Trust, REIT	23,900	2,331,445
Real Estate Investment Trusts (REITs) Total		22,117,638
Thrifts & Mortgage Finance – 1.6%
Countrywide Financial Corp.	122,298	4,657,108
Fannie Mae	194,815	9,370,601
Freddie Mac	139,130	7,931,801
Golden West Financial Corp.	51,610	3,829,462
MGIC Investment Corp.	17,615	1,144,975
Sovereign Bancorp, Inc.	75,718	1,537,833
Washington Mutual, Inc.	193,397	8,815,035
Thrifts & Mortgage Finance Total		37,286,815
FINANCIALS TOTAL		496,037,416
HEALTH CARE – 12.0%
Biotechnology – 1.2%
Amgen, Inc. (a)	237,377	15,484,102
Biogen Idec, Inc. (a)	69,222	3,207,055
Genzyme Corp. (a)	52,380	3,197,799
Gilead Sciences, Inc. (a)	91,640	5,421,422
MedImmune, Inc. (a)	50,030	1,355,813
Biotechnology Total		28,666,191
Health Care Equipment & Supplies – 1.6%
Bausch & Lomb, Inc.	10,810	530,122
Baxter International, Inc.	131,855	4,846,990
Becton, Dickinson & Co.	49,780	3,043,052
Biomet, Inc.	49,580	1,551,358
Boston Scientific Corp. (a)	244,587	4,118,845
C.R. Bard, Inc.	20,855	1,527,837

See Accompanying Notes to Financial Statements.

8

Hospira, Inc. (a)	31,432	1,349,690
Medtronic, Inc.	243,030	11,402,968
St. Jude Medical, Inc. (a)	72,650	2,355,313
Stryker Corp.	58,900	2,480,279
Waters Corp. (a)	20,845	925,518
Zimmer Holdings, Inc. (a)	49,905	2,830,612
Health Care Equipment & Supplies Total		36,962,584
Health Care Providers & Services – 2.6%
Aetna, Inc.	114,100	4,556,013
AmerisourceBergen Corp.	42,260	1,771,539
Cardinal Health, Inc.	84,060	5,407,580
Caremark Rx, Inc.	89,090	4,442,918
CIGNA Corp.	24,135	2,377,539
Coventry Health Care, Inc. (a)	32,350	1,777,309
Express Scripts, Inc. (a)	29,550	2,119,917
HCA, Inc.	82,195	3,546,714
Health Management Associates, Inc., Class A	48,430	954,555
Humana, Inc. (a)	33,140	1,779,618
Laboratory Corp. of America Holdings (a)	25,110	1,562,595
Manor Care, Inc.	15,890	745,559
McKesson Corp.	61,200	2,893,536
Medco Health Solutions, Inc. (a)	60,721	3,478,099
Patterson Companies, Inc. (a)	27,900	974,547
Quest Diagnostics, Inc.	32,730	1,961,182
Tenet Healthcare Corp. (a)	94,792	661,648
UnitedHealth Group, Inc.	271,140	12,141,649
WellPoint, Inc. (a)	128,280	9,334,936
Health Care Providers & Services Total		62,487,453
Health Care Technology – 0.1%
IMS Health, Inc.	40,200	1,079,370
Health Care Technology Total		1,079,370
Life Sciences Tools & Services – 0.2%
Applera Corp. - Applied Biosystems Group	37,295	1,206,493
Fisher Scientific International, Inc. (a)	24,945	1,822,232
Millipore Corp. (a)	10,695	673,678
PerkinElmer, Inc.	25,535	533,682
Thermo Electron Corp. (a)	32,915	1,192,840
Life Sciences Tools & Services Total		5,428,925
Pharmaceuticals – 6.3%
Abbott Laboratories	307,225	13,398,082
Allergan, Inc.	30,760	3,299,318
Barr Pharmaceuticals, Inc. (a)	21,400	1,020,566

See Accompanying Notes to Financial Statements.

9

Bristol-Myers Squibb Co.	395,845	10,236,552
Eli Lilly & Co.	227,555	12,576,965
Forest Laboratories, Inc. (a)	65,620	2,538,838
Johnson & Johnson	596,105	35,718,612
King Pharmaceuticals, Inc. (a)	48,715	828,155
Merck & Co., Inc.	439,375	16,006,431
Mylan Laboratories, Inc.	42,345	846,900
Pfizer, Inc.	1,475,075	34,620,010
Schering-Plough Corp.	298,175	5,674,270
Watson Pharmaceuticals, Inc. (a)	20,505	477,356
Wyeth	270,990	12,034,666
Pharmaceuticals Total		149,276,721
HEALTH CARE TOTAL		283,901,244
INDUSTRIALS – 11.4%
Aerospace & Defense – 2.4%
Boeing Co.	160,965	13,184,643
General Dynamics Corp.	81,220	5,316,661
Goodrich Corp.	24,920	1,004,027
Honeywell International, Inc.	166,645	6,715,794
L-3 Communications Holdings, Inc.	24,520	1,849,298
Lockheed Martin Corp.	71,305	5,115,421
Northrop Grumman Corp.	69,213	4,433,785
Raytheon Co.	89,790	4,001,940
Rockwell Collins, Inc.	34,430	1,923,604
United Technologies Corp.	203,500	12,905,970
Aerospace & Defense Total		56,451,143
Air Freight & Logistics – 1.1%
FedEx Corp.	61,390	7,174,035
United Parcel Service, Inc., Class B	218,315	17,973,874
Air Freight & Logistics Total		25,147,909
Airlines – 0.1%
Southwest Airlines Co.	142,150	2,326,996
Airlines Total		2,326,996
Building Products – 0.2%
American Standard Companies, Inc.	35,655	1,542,792
Masco Corp.	79,985	2,370,755
Building Products Total		3,913,547
Commercial Services & Supplies – 0.7%
Allied Waste Industries, Inc. (a)	48,645	552,607
Avery Dennison Corp.	22,130	1,284,868
Cendant Corp.	201,365	3,280,236
Cintas Corp.	27,750	1,103,340

See Accompanying Notes to Financial Statements.

10

Equifax, Inc.	25,885	888,891
Monster Worldwide, Inc. (a)	25,795	1,100,415
Pitney Bowes, Inc.	44,665	1,844,664
R.R. Donnelley & Sons Co.	43,525	1,390,624
Robert Half International, Inc.	34,590	1,452,780
Waste Management, Inc.	109,710	3,936,395
Commercial Services & Supplies Total		16,834,820
Construction & Engineering – 0.1%
Fluor Corp.	17,615	1,636,962
Construction & Engineering Total		1,636,962
Electrical Equipment – 0.5%
American Power Conversion Corp.	34,130	665,194
Cooper Industries Ltd., Class A	18,565	1,725,060
Emerson Electric Co.	82,645	6,926,477
Rockwell Automation, Inc.	35,705	2,571,117
Electrical Equipment Total		11,887,848
Industrial Conglomerates – 4.0%
3M Co.	151,730	12,255,232
General Electric Co. (c)	2,093,340	68,996,486
Textron, Inc.	26,185	2,413,733
Tyco International Ltd.	410,005	11,275,138
Industrial Conglomerates Total		94,940,589
Machinery – 1.5%
Caterpillar, Inc.	134,840	10,042,883
Cummins, Inc.	9,370	1,145,483
Danaher Corp.	47,460	3,052,627
Deere & Co.	47,180	3,939,058
Dover Corp.	41,060	2,029,596
Eaton Corp.	30,200	2,277,080
Illinois Tool Works, Inc.	83,370	3,960,075
Ingersoll-Rand Co., Ltd., Class A	66,230	2,833,320
ITT Corp.	37,230	1,842,885
Navistar International Corp. (a)	12,410	305,410
Paccar, Inc.	33,530	2,762,201
Pall Corp.	25,170	704,760
Parker Hannifin Corp.	24,195	1,877,532
Machinery Total		36,772,910
Road & Rail – 0.8%
Burlington Northern Santa Fe Corp.	73,440	5,820,120
CSX Corp.	44,625	3,143,385
Norfolk Southern Corp.	83,480	4,442,806
Ryder System, Inc.	12,260	716,352
Union Pacific Corp.	54,195	5,037,967
Road & Rail Total		19,160,630

See Accompanying Notes to Financial Statements.

11

Trading Companies & Distributors – 0.0%
W.W. Grainger, Inc.	15,315	1,152,147
Trading Companies & Distributors Total		1,152,147
INDUSTRIALS TOTAL		270,225,501
INFORMATION TECHNOLOGY – 14.6%
Communications Equipment – 2.7%
ADC Telecommunications, Inc. (a)	23,587	397,677
Andrew Corp. (a)	32,115	284,539
Avaya, Inc. (a)	82,780	945,348
CIENA Corp. (a)	118,335	569,191
Cisco Systems, Inc. (a)	1,228,950	24,001,393
Comverse Technology, Inc. (a)	40,635	803,354
Corning, Inc. (a)	313,560	7,585,016
JDS Uniphase Corp. (a)	339,145	858,037
Juniper Networks, Inc. (a)	113,900	1,821,261
Lucent Technologies, Inc. (a)	901,840	2,182,453
Motorola, Inc.	497,280	10,020,192
QUALCOMM, Inc.	337,440	13,521,221
Tellabs, Inc. (a)	90,250	1,201,228
Communications Equipment Total		64,190,910
Computers & Peripherals – 3.4%
Apple Computer, Inc. (a)	171,190	9,778,373
Dell, Inc. (a)	457,325	11,163,303
EMC Corp. (a)	476,070	5,222,488
Gateway, Inc. (a)	53,150	100,985
Hewlett-Packard Co.	561,566	17,790,411
International Business Machines Corp.	312,100	23,975,522
Lexmark International, Inc., Class A (a)	21,185	1,182,758
NCR Corp. (a)	36,670	1,343,589
Network Appliance, Inc. (a)	75,300	2,658,090
QLogic Corp. (a)	32,480	559,955
SanDisk Corp. (a)	39,300	2,003,514
Seagate Technology, Inc., Escrow Shares (d)	64,266	643
Sun Microsystems, Inc. (a)	704,105	2,922,036
Computers & Peripherals Total		78,701,667
Electronic Equipment & Instruments – 0.3%
Agilent Technologies, Inc. (a)	85,735	2,705,797
Jabil Circuit, Inc.	35,895	918,912
Molex, Inc.	28,565	958,927
Sanmina-SCI Corp. (a)	107,315	493,649
Solectron Corp. (a)	184,065	629,502
Symbol Technologies, Inc.	51,096	551,326

See Accompanying Notes to Financial Statements.

12

Tektronix, Inc.	16,815	494,697
Electronic Equipment & Instruments Total		6,752,810
Internet Software & Services – 1.4%
eBay, Inc. (a)	232,770	6,817,833
Google, Inc., Class A (a)	41,500	17,402,195
VeriSign, Inc. (a)	49,400	1,144,598
Yahoo!, Inc. (a)	252,410	8,329,530
Internet Software & Services Total		33,694,156
IT Services – 1.0%
Affiliated Computer Services, Inc., Class A (a)	23,910	1,233,995
Automatic Data Processing, Inc.	116,025	5,261,734
Computer Sciences Corp. (a)	37,820	1,832,001
Convergys Corp. (a)	28,225	550,387
Electronic Data Systems Corp.	104,375	2,511,262
First Data Corp.	154,145	6,942,691
Fiserv, Inc. (a)	35,420	1,606,651
Paychex, Inc.	67,260	2,621,795
Sabre Holdings Corp., Class A	26,710	587,620
Unisys Corp. (a)	69,095	433,917
IT Services Total		23,582,053
Office Electronics – 0.1%
Xerox Corp. (a)	184,825	2,570,916
Office Electronics Total		2,570,916
Semiconductors & Semiconductor Equipment – 2.7%
Advanced Micro Devices, Inc. (a)	97,455	2,379,851
Altera Corp. (a)	72,375	1,270,181
Analog Devices, Inc.	72,675	2,335,775
Applied Materials, Inc.	314,855	5,125,839
Broadcom Corp., Class A (a)	92,250	2,772,112
Freescale Semiconductor, Inc., Class B (a)	81,705	2,402,127
Intel Corp.	1,171,075	22,191,871
KLA-Tencor Corp.	40,045	1,664,671
Linear Technology Corp.	61,140	2,047,579
LSI Logic Corp. (a)	79,840	714,568
Maxim Integrated Products, Inc.	64,580	2,073,664
Micron Technology, Inc. (a)	145,955	2,198,082
National Semiconductor Corp.	67,960	1,620,846
Novellus Systems, Inc. (a)	25,585	631,950
Nvidia Corp. (a)	70,980	1,511,164
PMC-Sierra, Inc. (a)	41,530	390,382
Teradyne, Inc. (a)	39,870	555,389
Texas Instruments, Inc.	313,670	9,501,064

See Accompanying Notes to Financial Statements.

13

Xilinx, Inc.	69,135	1,565,908
Semiconductors & Semiconductor Equipment Total		62,953,023
Software – 3.0%
Adobe Systems, Inc. (a)	120,570	3,660,505
Autodesk, Inc. (a)	46,690	1,608,937
BMC Software, Inc. (a)	42,800	1,022,920
CA, Inc.	91,804	1,886,572
Citrix Systems, Inc. (a)	36,705	1,473,339
Compuware Corp. (a)	75,990	509,133
Electronic Arts, Inc. (a)	61,590	2,650,834
Intuit, Inc. (a)	34,370	2,075,604
Microsoft Corp.	1,766,120	41,150,596
Novell, Inc. (a)	68,265	452,597
Oracle Corp. (a)	783,965	11,359,653
Parametric Technology Corp. (a)	22,438	285,187
Symantec Corp. (a)	208,430	3,239,002
Software Total		71,374,879
INFORMATION TECHNOLOGY TOTAL		343,820,414
MATERIALS – 3.0%
Chemicals – 1.5%
Air Products & Chemicals, Inc.	45,115	2,883,751
Ashland, Inc.	14,350	957,145
Dow Chemical Co.	193,625	7,557,184
E.I. du Pont de Nemours & Co.	185,495	7,716,592
Eastman Chemical Co.	16,450	888,300
Ecolab, Inc.	36,625	1,486,242
Hercules, Inc. (a)	22,870	348,996
International Flavors & Fragrances, Inc.	15,890	559,964
Monsanto Co.	54,422	4,581,788
PPG Industries, Inc.	33,305	2,198,130
Praxair, Inc.	65,005	3,510,270
Rohm & Haas Co.	29,295	1,468,265
Sigma-Aldrich Corp.	13,500	980,640
Chemicals Total		35,137,267
Construction Materials – 0.1%
Vulcan Materials Co.	20,255	1,579,890
Construction Materials Total		1,579,890
Containers & Packaging – 0.2%
Ball Corp.	21,055	779,877
Bemis Co., Inc.	21,105	646,235
Pactiv Corp. (a)	28,450	704,138
Sealed Air Corp.	16,465	857,497

See Accompanying Notes to Financial Statements.

14

Temple-Inland, Inc.	22,220	952,571
Containers & Packaging Total		3,940,318
Metals & Mining – 0.9%
Alcoa, Inc.	175,160	5,668,178
Allegheny Technologies, Inc.	17,540	1,214,470
Freeport-McMoRan Copper & Gold, Inc., Class B	37,930	2,101,701
Newmont Mining Corp.	90,400	4,784,872
Nucor Corp.	62,680	3,400,390
Phelps Dodge Corp.	41,010	3,369,382
United States Steel Corp.	25,170	1,764,920
Metals & Mining Total		22,303,913
Paper & Forest Products – 0.3%
International Paper Co.	99,195	3,203,999
Louisiana-Pacific Corp.	21,370	468,003
MeadWestvaco Corp.	36,495	1,019,305
Weyerhaeuser Co.	49,555	3,084,799
Paper & Forest Products Total		7,776,106
MATERIALS TOTAL		70,737,494
TELECOMMUNICATION SERVICES – 3.3%
Diversified Telecommunication Services – 2.6%
AT&T, Inc.	782,716	21,829,949
BellSouth Corp.	364,160	13,182,592
CenturyTel, Inc.	23,335	866,895
Citizens Communications Co.	65,395	853,405
Embarq Corp. (a)	30,057	1,232,036
Qwest Communications International, Inc. (a)	315,085	2,549,038
Verizon Communications, Inc.	587,295	19,668,510
Diversified Telecommunication Services Total		60,182,425
Wireless Telecommunication Services – 0.7%
ALLTEL Corp.	78,330	4,999,804
Sprint Nextel Corp.	599,745	11,988,902
Wireless Telecommunication Services Total		16,988,706
TELECOMMUNICATION SERVICES TOTAL		77,171,131
UTILITIES – 3.3%
Electric Utilities – 1.5%
Allegheny Energy, Inc. (a)	32,890	1,219,232
American Electric Power Co., Inc.	79,315	2,716,539
Edison International	65,630	2,559,570
Entergy Corp.	41,885	2,963,364
Exelon Corp.	134,550	7,646,477
FirstEnergy Corp.	66,405	3,599,815
FPL Group, Inc.	81,430	3,369,573

See Accompanying Notes to Financial Statements.

15

Pinnacle West Capital Corp.	19,955	796,404
PPL Corp.	76,590	2,473,857
Progress Energy, Inc.	50,930	2,183,369
Southern Co.	149,415	4,788,751
Electric Utilities Total		34,316,951
Gas Utilities – 0.0%
Nicor, Inc.	8,945	371,217
Peoples Energy Corp.	7,770	279,021
Gas Utilities Total		650,238
Independent Power Producers & Energy Traders – 0.4%
AES Corp. (a)	132,510	2,444,809
Constellation Energy Group, Inc.	36,055	1,965,719
Dynegy, Inc., Class A (a)	74,320	406,530
TXU Corp.	93,130	5,568,243
Independent Power Producers & Energy Traders Total		10,385,301
Multi-Utilities – 1.4%
Ameren Corp.	41,385	2,089,942
CenterPoint Energy, Inc.	62,650	783,125
CMS Energy Corp. (a)	44,525	576,154
Consolidated Edison, Inc.	49,480	2,198,891
Dominion Resources, Inc.	69,945	5,231,187
DTE Energy Co.	35,755	1,456,659
Duke Energy Corp.	248,587	7,301,000
KeySpan Corp.	35,230	1,423,292
NiSource, Inc.	54,920	1,199,453
PG&E Corp.	69,875	2,744,690
Public Service Enterprise Group, Inc.	50,590	3,345,011
Sempra Energy	52,140	2,371,327
TECO Energy, Inc.	42,010	627,629
Xcel Energy, Inc.	81,605	1,565,184
Multi-Utilities Total		32,913,544
UTILITIES TOTAL		78,266,034
Total Common Stocks (cost of $1,677,533,339)		2,314,449,659

See Accompanying Notes to Financial Statements.

16

Par ($)
Short-Term Obligations – 1.8%
Repurchase agreement with State Street Bank & Trust Co., dated 06/30/06, due 07/03/06 at 5.100%, collateralized by a U.S. Government Agency maturing 08/22/08, market value of $44,784,093 (repurchase proceeds $43,922,659)	43,904,000	43,904,000

Total Short-Term Obligations (cost of $43,904,000)	43,904,000

Total Investments (e)(f) – 99.8% (cost of $1,721,437,339)	2,358,353,659

Other Assets & Liabilities, Net – 0.2%	4,080,784

Net Assets – 100.0%	2,362,434,443

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Investments in Affiliates as of June 30, 2006:
Security Name: Bank of America Corp.,

Shares at 03/31/06:	947,334
Shares purchased:	—
Shares sold:	(28,600)
Shares at 06/30/06:	918,734
Dividend income earned	$473,667
Net realized gain/loss:	$81,505
Value at end of Period	$44,191,105

(c)	A portion of the security with a market value of $6,592,000 pledged as collateral for open futures contracts.

(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(e)	Cost for federal income tax purposes is $1,721,437,339.

(f)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$777,878,593	$(140,962,273)	$636,916,320

At June 30, 2006, the Fund held the following open long futures contracts:

			Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
S & P 500 Index	155	$48,930,786	$49,576,750	Sep-06	$(645,964)

Acronym	Name

REIT	Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

17

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia Large Cap Enhanced Core Fund

	Shares	Value ($)*
Common Stocks – 96.7%
CONSUMER DISCRETIONARY – 10.1%
Automobiles – 0.1%
Harley-Davidson, Inc.	11,500	631,235
Automobiles Total		631,235
Diversified Consumer Services – 0.1%
Alderwoods Group, Inc. (a)	17,892	348,178
Apollo Group, Inc., Class A (a)	800	41,336
Diversified Consumer Services Total		389,514
Hotels, Restaurants & Leisure – 2.9%
Darden Restaurants, Inc.	111,800	4,404,920
GTECH Holdings Corp.	35,100	1,220,778
International Game Technology, Inc.	14,300	542,542
Kerzner International Ltd. (a)	15,900	1,260,552
McDonald’s Corp.	121,300	4,075,680
Starbucks Corp. (a)	100	3,776
Yum! Brands, Inc.	48,500	2,438,095
Hotels, Restaurants & Leisure Total		13,946,343
Household Durables – 1.5%
Centex Corp.	110,300	5,548,090
Pulte Homes, Inc.	52,200	1,502,838
Household Durables Total		7,050,928
Media – 2.6%
CBS Corp., Class B	17,400	470,670
Gannett Co., Inc.	19,400	1,085,042
Interpublic Group of Companies, Inc. (a)	100	835
McGraw-Hill Companies, Inc.	119,100	5,982,393
Omnicom Group, Inc.	10,800	962,172
Time Warner, Inc.	114,500	1,980,850
Viacom, Inc., Class B (a)	34,800	1,247,232
Walt Disney Co.	33,100	993,000
Media Total		12,722,194
Multi-Line Retail – 1.1%
Dollar General Corp.	41,500	580,170
J.C. Penney Co., Inc.	12,500	843,875
Kohl’s Corp. (a)	4,900	289,688
Nordstrom, Inc.	3,000	109,500
Sears Holdings Corp. (a)	22,300	3,452,932
Multi-Line Retail Total		5,276,165
Specialty Retail – 1.8%
Bed Bath & Beyond, Inc. (a)	66,300	2,199,171

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
Gap, Inc.	16,700	290,580
Home Depot, Inc.	110,000	3,936,900
Limited Brands, Inc.	3,800	97,242
Lowe’s Companies, Inc.	1,600	97,072
Office Depot, Inc. (a)	26,100	991,800
RadioShack Corp.	1,600	22,400
Sherwin-Williams Co.	4,500	213,660
TJX Companies., Inc.	47,500	1,085,850
Specialty Retail Total		8,934,675
Textiles, Apparel & Luxury Goods – 0.0%
Jones Apparel Group, Inc.	4,500	143,055
Textiles, Apparel & Luxury Goods Total		143,055
CONSUMER DISCRETIONARY TOTAL		49,094,109
CONSUMER STAPLES – 9.4%
Beverages – 2.1%
Brown-Forman Corp., Class B	7,500	535,875
Coca-Cola Co.	139,500	6,001,290
PepsiCo, Inc.	67,300	4,040,692
Beverages Total		10,577,857
Food & Staples Retailing – 2.0%
Kroger Co.	43,500	950,910
Supervalu, Inc.	39,400	1,209,580
Sysco Corp.	27,700	846,512
Wal-Mart Stores, Inc.	137,100	6,604,107
Food & Staples Retailing Total		9,611,109
Food Products – 1.5%
Archer-Daniels-Midland Co.	46,000	1,898,880
Dean Foods Co. (a)	55,200	2,052,888
H.J. Heinz Co.	60,400	2,489,688
McCormick & Co., Inc.	200	6,710
Sara Lee Corp.	47,200	756,144
Food Products Total		7,204,310
Household Products – 1.2%
Clorox Co.	6,600	402,402
Colgate-Palmolive Co.	20,300	1,215,970
Kimberly-Clark Corp.	31,700	1,955,890
Procter & Gamble Co.	38,600	2,146,160
Household Products Total		5,720,422

2

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Personal Products – 0.2%
Avon Products, Inc.	28,200	874,200
Estee Lauder Companies, Inc., Class A	8,800	340,296
Personal Products Total		1,214,496
Tobacco – 2.4%
Altria Group, Inc.	77,800	5,712,854
Reynolds American, Inc.	50,900	5,868,770
Tobacco Total		11,581,624
CONSUMER STAPLES TOTAL		45,909,818
ENERGY – 9.9%
Energy Equipment & Services – 1.1%
Baker Hughes, Inc.	18,600	1,522,410
BJ Services Co.	54,400	2,026,944
Nabors Industries Ltd. (a)	21,000	709,590
Schlumberger Ltd.	16,900	1,100,359
Energy Equipment & Services Total		5,359,303
Oil, Gas & Consumable Fuels – 8.8%
Anadarko Petroleum Corp.	50,400	2,403,576
Apache Corp.	26,700	1,822,275
Chevron Corp.	104,900	6,510,094
ConocoPhillips	104,900	6,874,097
Devon Energy Corp.	14,200	857,822
EOG Resources, Inc.	9,400	651,796
Exxon Mobil Corp.	293,900	18,030,765
Hess Corp.	21,700	1,146,845
Marathon Oil Corp.	25,000	2,082,500
Occidental Petroleum Corp.	10,700	1,097,285
Sunoco, Inc.	12,300	852,267
Valero Energy Corp.	4,100	272,732
Oil, Gas & Consumable Fuels Total		42,602,054
ENERGY TOTAL		47,961,357
FINANCIALS – 20.7%
Capital Markets – 5.2%
Bank of New York Co., Inc.	17,800	573,160
Bear Stearns Companies, Inc.	4,100	574,328
Charles Schwab Corp.	8,400	134,232
Goldman Sachs Group, Inc.	48,100	7,235,683
Lehman Brothers Holdings, Inc.	71,000	4,625,650
Mellon Financial Corp.	8,800	302,984
Merrill Lynch & Co., Inc.	78,900	5,488,284
Morgan Stanley	98,500	6,226,185

3

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Capital Markets – (continued)
State Street Corp.	2,900	168,461
Capital Markets Total		25,328,967
Commercial Banks – 4.3%
BB&T Corp.	31,700	1,318,403
Comerica, Inc.	70,700	3,675,693
Fifth Third Bancorp	30,600	1,130,670
KeyCorp	16,700	595,856
National City Corp.	50,600	1,831,214
Regions Financial Corp.	13,000	430,560
SunTrust Banks, Inc.	2,600	198,276
U.S. Bancorp	90,500	2,794,640
Wachovia Corp.	52,400	2,833,792
Wells Fargo & Co.	92,400	6,198,192
Commercial Banks Total		21,007,296
Consumer Finance – 0.5%
American Express Co.	47,900	2,549,238
Consumer Finance Total		2,549,238
Diversified Financial Services – 4.0%
Citigroup, Inc.	254,200	12,262,608
JPMorgan Chase & Co.	166,700	7,001,400
Diversified Financial Services Total		19,264,008
Insurance – 4.9%
Ace Ltd.	15,300	774,027
Aflac, Inc.	13,000	602,550
Allstate Corp.	76,600	4,192,318
Ambac Financial Group, Inc.	300	24,330
American International Group, Inc.	126,400	7,463,920
Hartford Financial Services Group, Inc.	17,100	1,446,660
MetLife, Inc.	57,200	2,929,212
Principal Financial Group, Inc.	9,100	506,415
Progressive Corp.	72,200	1,856,262
Prudential Financial, Inc.	32,500	2,525,250
SAFECO Corp.	22,500	1,267,875
St. Paul Travelers Companies, Inc.	900	40,122
XL Capital Ltd., Class A	4,200	257,460
Insurance Total		23,886,401
Real Estate Investment Trusts (REITs) – 0.5%
Equity Office Properties Trust, REIT	32,900	1,201,179
Equity Residential Property Trust, REIT	4,700	210,231

4

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Kimco Realty Corp., REIT	3,000	109,470
Plum Creek Timber Co., Inc., REIT	24,700	876,850
Real Estate Investment Trusts (REITs) Total		2,397,730
Thrifts & Mortgage Finance – 1.3%
Fannie Mae	59,000	2,837,900
Freddie Mac	37,100	2,115,071
Golden West Financial Corp.	16,900	1,253,980
Thrifts & Mortgage Finance Total		6,206,951
FINANCIALS TOTAL		100,640,591
HEALTH CARE – 11.9%
Biotechnology – 1.9%
Amgen, Inc. (a)	100,000	6,523,000
Biogen Idec, Inc. (a)	7,400	342,842
Gilead Sciences, Inc. (a)	40,600	2,401,896
Biotechnology Total		9,267,738
Health Care Equipment & Supplies – 1.6%
Baxter International, Inc.	37,900	1,393,204
Becton, Dickinson & Co.	15,300	935,289
Biomet, Inc.	49,200	1,539,468
Boston Scientific Corp. (a)	49,200	828,528
Zimmer Holdings, Inc. (a)	50,800	2,881,376
Health Care Equipment & Supplies Total		7,577,865
Health Care Providers & Services – 2.9%
Aetna, Inc.	25,400	1,014,222
AmerisourceBergen Corp.	47,900	2,007,968
Cardinal Health, Inc.	38,000	2,444,540
Caremark Rx, Inc.	18,000	897,660
CIGNA Corp.	14,600	1,438,246
Coventry Health Care, Inc. (a)	23,200	1,274,608
Express Scripts, Inc. (a)	7,400	530,876
Humana, Inc. (a)	3,700	198,690
Laboratory Corp. of America Holdings (a)	11,600	721,868
UnitedHealth Group, Inc.	47,400	2,122,572
WellPoint, Inc. (a)	18,600	1,353,522
Health Care Providers & Services Total		14,004,772
Health Care Technology – 0.1%
IMS Health, Inc.	15,100	405,435
Health Care Technology Total		405,435

5

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Life Sciences Tools & Services – 0.2%
Fisher Scientific International, Inc. (a)	3,200	233,760
PerkinElmer, Inc.	16,900	353,210
Thermo Electron Corp. (a)	16,500	597,960
Life Sciences Tools & Services Total		1,184,930
Pharmaceuticals – 5.2%
Abbott Laboratories	76,700	3,344,887
Barr Pharmaceuticals, Inc. (a)	49,500	2,360,655
Forest Laboratories, Inc. (a)	68,000	2,630,920
Johnson & Johnson	82,800	4,961,376
King Pharmaceuticals, Inc. (a)	9,700	164,900
Merck & Co., Inc.	78,100	2,845,183
Pfizer, Inc.	362,000	8,496,140
Wyeth	14,300	635,063
Pharmaceuticals Total		25,439,124
HEALTH CARE TOTAL		57,879,864
INDUSTRIALS – 11.3%
Aerospace & Defense – 1.7%
Boeing Co.	10,600	868,246
Lockheed Martin Corp.	9,700	695,878
Northrop Grumman Corp.	29,800	1,908,988
Raytheon Co.	49,500	2,206,215
United Technologies Corp.	36,100	2,289,462
Aerospace & Defense Total		7,968,789
Air Freight & Logistics – 1.5%
FedEx Corp.	10,300	1,203,658
United Parcel Service, Inc., Class B	73,000	6,010,090
Air Freight & Logistics Total		7,213,748
Airlines – 0.0%
Southwest Airlines Co.	1,300	21,281
Airlines Total		21,281
Building Products – 0.4%
Masco Corp.	59,100	1,751,724
Building Products Total		1,751,724
Commercial Services & Supplies – 1.1%
Cendant Corp.	167,600	2,730,204
Cintas Corp.	500	19,880
Equifax, Inc.	80,600	2,767,804
Pitney Bowes, Inc.	400	16,520
Commercial Services & Supplies Total		5,534,408

6

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Electrical Equipment – 0.9%
Emerson Electric Co.	32,600	2,732,206
Rockwell Automation, Inc.	22,800	1,641,828
Electrical Equipment Total		4,374,034
Industrial Conglomerates – 3.8%
3M Co.	46,100	3,723,497
General Electric Co.	333,600	10,995,456
Tyco International Ltd.	138,100	3,797,750
Industrial Conglomerates Total		18,516,703
Machinery – 1.6%
Danaher Corp.	42,300	2,720,736
Dover Corp.	8,100	400,383
Illinois Tool Works, Inc.	52,400	2,489,000
Ingersoll-Rand Co., Ltd., Class A	49,400	2,113,332
ITT Corp.	4,200	207,900
Machinery Total		7,931,351
Road & Rail – 0.3%
Burlington Northern Santa Fe Corp.	15,000	1,188,750
Norfolk Southern Corp.	8,500	452,370
Road & Rail Total		1,641,120
INDUSTRIALS TOTAL		54,953,158
INFORMATION TECHNOLOGY – 14.3%
Communications Equipment – 2.2%
Avaya, Inc. (a)	1,000	11,420
Cisco Systems, Inc. (a)	307,400	6,003,522
Motorola, Inc.	62,900	1,267,435
QUALCOMM, Inc.	76,200	3,053,334
Tellabs, Inc. (a)	29,800	396,638
Communications Equipment Total		10,732,349
Computers & Peripherals – 4.3%
Apple Computer, Inc. (a)	41,600	2,376,192
Dell, Inc. (a)	240,800	5,877,928
Hewlett-Packard Co.	144,100	4,565,088
International Business Machines Corp.	103,300	7,935,506
QLogic Corp. (a)	1,400	24,136
Seagate Technology, Inc., Escrow Shares (b)	97,200	972
Computers & Peripherals Total		20,779,822
Internet Software & Services – 0.3%
eBay, Inc. (a)	53,300	1,561,157
Internet Software & Services Total		1,561,157

7

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
IT Services – 0.1%
Computer Sciences Corp. (a)	10,400	503,776
IT Services Total		503,776
Semiconductors & Semiconductor Equipment – 3.5%
Advanced Micro Devices, Inc. (a)	118,200	2,886,444
Altera Corp. (a)	15,800	277,290
Analog Devices, Inc.	10,200	327,828
Applied Materials, Inc.	96,700	1,574,276
Intel Corp.	220,200	4,172,790
National Semiconductor Corp.	131,300	3,131,505
NVIDIA Corp. (a)	28,500	606,765
Texas Instruments, Inc.	135,300	4,098,237
Semiconductors & Semiconductor Equipment Total		17,075,135
Software – 3.9%
Autodesk, Inc. (a)	65,300	2,250,238
CA, Inc.	35,800	735,690
Intuit, Inc. (a)	45,500	2,747,745
Microsoft Corp. (c)	500,000	11,650,000
Oracle Corp. (a)	120,900	1,751,841
Software Total		19,135,514
INFORMATION TECHNOLOGY TOTAL		69,787,753
MATERIALS – 2.9%
Chemicals – 1.0%
Dow Chemical Co.	76,700	2,993,601
International Flavors & Fragrances, Inc.	800	28,192
PPG Industries, Inc.	25,300	1,669,800
Chemicals Total		4,691,593
Construction Materials – 0.1%
Vulcan Materials Co.	7,000	546,000
Construction Materials Total		546,000
Containers & Packaging – 0.1%
Sealed Air Corp.	9,400	489,552
Containers & Packaging Total		489,552
Metals & Mining – 1.7%
Freeport-McMoRan Copper & Gold, Inc., Class B	43,100	2,388,171
Nucor Corp.	65,200	3,537,100

8

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – (continued)
Phelps Dodge Corp.	28,900	2,374,424
Metals & Mining Total		8,299,695
MATERIALS TOTAL		14,026,840
TELECOMMUNICATION SERVICES – 3.1%
Diversified Telecommunication Services – 2.5%
AT&T, Inc.	77,900	2,172,631
BellSouth Corp.	112,000	4,054,400
CenturyTel, Inc.	5,900	219,185
Citizens Communications Co.	45,100	588,555
Embarq Corp. (a)	6,700	274,633
Verizon Communications, Inc.	140,600	4,708,694
Diversified Telecommunication Services Total		12,018,098
Wireless Telecommunication Services – 0.6%
Sprint Nextel Corp.	153,300	3,064,467
Wireless Telecommunication Services Total		3,064,467
TELECOMMUNICATION SERVICES TOTAL		15,082,565
UTILITIES – 3.1%
Electric Utilities – 0.8%
Edison International	63,800	2,488,200
Entergy Corp.	9,500	672,125
FirstEnergy Corp.	9,900	536,679
Progress Energy, Inc.	2,600	111,462
Electric Utilities Total		3,808,466
Independent Power Producers & Energy Traders – 0.5%
AES Corp. (a)	13,600	250,920
Constellation Energy Group, Inc.	12,600	686,952
TXU Corp.	30,900	1,847,511
Independent Power Producers & Energy Traders Total		2,785,383
Multi-Utilities – 1.8%
CenterPoint Energy, Inc.	130,400	1,630,000
DTE Energy Co.	42,100	1,715,154
Duke Energy Corp.	61,300	1,800,381
PG&E Corp.	91,400	3,590,192
Multi-Utilities Total		8,735,727
UTILITIES TOTAL		15,329,576
Total Common Stocks (cost of $417,221,366)		470,665,631

9

	Par ($)		Value ($)
Purchased Call Options – 0.0%
OPTIONS – 0.0%
Advanced Micro Devices, Inc. Jul 40 Call
Strike Price: $40.00
Expiring: 07/22/06
07/22/06	USD	100,000	5,000
Euro 1 Year Swaption
Strike Price: $3.75
Expiring: 07/10/06
07/10/06	EUR	10,000,000	20,937
Marvell Technology Group Ltd. Aug 55 Call
Strike Price: $27.50
Expiring: 08/19/06
08/19/06	USD	100,000	45,000
OPTIONS TOTAL			70,937
Total Purchased Options (cost of $501,720)			70,937

	Par ($)
Short-Term Obligation – 3.2%
Repurchase agreement with State Street Bank & Trust Co., dated 06/30/06, due 07/03/06 at 5.100%, collateralized by a U.S. Government Obligation maturing 08/15/08, market value of $15,796,882 (repurchase proceeds $15,492,582)	15,486,000	15,486,000

Total Short-Term Obligation (cost of $15,486,000)		15,486,000

Total Investments – 99.9% (cost of $433,209,086)(d)(e)		486,222,568

Other Assets & Liabilities, Net – 0.1%		521,038

Net Assets – 100.0%		486,743,606

10

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Swap transactions such as interest rate, total return, index or currency swaps, consistent with their investment objective and policies to obtain a desired return at a lower cost than if the Funds had invested directly in the asset that yielded the desired return. Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on interest rate swaps is included in net realized gain/(loss) on investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of net assets. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Fund’s basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(c)	A portion of the security with a market value of $1,398,000 pledged as collateral for open futures contracts.

(d)	Cost for federal income tax purposes is $433,209,086.

(e)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$64,789,742	$(11,776,260)	$53,013,482

At June 30, 2006, the Fund held the following written call options:

Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Premium	Value
Marvell Technology Group	$60	2,000	08/19/2006	(315,000)	(40,000)
Advanced Micro Devices	42.5	2,000	07/22/2006	(180,000)	(10,000)
				$(495,000)	$(50,000)

11

At June 30, 2006, the Fund held the following open long futures contracts:

Type	Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
S & P 500 Index	61	$19,510,850	$19,080,190	Sep-06	$430,660

At June 30, 2006, the Fund held the following open long swap contracts:

Notional Amount/Units	Start Date	Expiration Date	Counterparty	Variance Level	Reference Index	Net Unrealized Appreciation (Depreciation)
Held Long
37,593,985	05/31/2006	10/22/2006	Lehman Brothers	33.25%	Applied Materials, Inc. (AMAT)	$—
7,142,900	05/25/2006	09/15/2006	Citigroup	17.50%	General Electric Co. (GE)	—
5,319,149	02/10/2006	09/15/2006	Bear Stearns	23.50%	Honeywell International Inc. (HON)	—
5,285,400	04/11/2006	09/15/2006	Citigroup	23.65%	Oracle (ORCL)	—
15,000,000	02/10/2006	09/15/2006	Morgan Stanley	14.00%	S&P 500 Index	63,960
10,000,000	05/25/2006	09/15/2006	Citigroup	15.00%	S&P 500 Index	20,430
17,829,457	04/11/2006	09/15/2006	Morgan Stanley	12.90%	S&P 500 Index	—
16,719,740	05/31/2006	10/22/2006	Lehman Brothers	15.70%	S&P 500 Index	74,988
						$159,378
Sold Short
37,593,985	05/31/2006	10/22/2006	Lehman Brothers	33.25%	Applied Materials, Inc. (AMAT)	$(39,023)
7,142,900	05/25/2006	09/15/2006	Citigroup	17.50%	General Electric Co. (GE)	(31,643)
5,319,149	02/10/2006	09/15/2006	Bear Stearns	23.50%	Honeywell International Inc. (HON)	(49,851)
5,285,400	04/11/2006	09/15/2006	Citigroup	23.65%	Oracle (ORCL)	(8,842)
15,000,000	02/10/2006	09/15/2006	Morgan Stanley	14.00%	S&P 500 Index	—
10,000,000	05/25/2006	09/15/2006	Citigroup	15.00%	S&P 500 Index	—
17,829,457	04/11/2006	09/15/2006	Morgan Stanley	12.90%	S&P 500 Index	(30,043)
16,719,740	05/31/2006	10/22/2006	Lehman Brothers	15.70%	S&P 500 Index	—
						$(159,402)
						$(24)

At June 30, 2006, the Fund had entered into the following forward currency exchange contracts:

Forward Currency Contracts to Buy	In exchange for	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	USD	$1,052,890	$1,000,000	07/13/06	$52,890
BRL	USD	1,003,199	1,000,000	07/28/06	3,199
EUR	CHF	990,191	1,000,194	07/03/06	(10,003)

12

EUR	USD	4,624	4,634	07/03/06	(10)
EUR	GBP	997,837	1,001,208	07/03/06	(3,371)
EUR	GBP	985,452	988,782	07/03/06	(3,330)
EUR	USD	6,062	6,006	07/03/06	56
EUR	CHF	995,945	985,687	07/03/06	10,258
EUR	USD	25,387	24,908	07/12/06	479
EUR	HUF	987,395	967,529	07/12/06	19,866
EUR	CHF	1,011,558	998,934	08/03/06	12,624
HUF	EUR	946,597	1,000,776	07/12/06	(54,179)
HUF	EUR	1,001,592	1,002,380	07/27/06	(788)
HUF	EUR	1,001,592	1,002,380	07/27/06	(788)
IDR	USD	1,021,807	1,000,000	07/13/06	21,807
IDR	USD	992,119	1,000,000	07/28/06	(7,881)
IDR	USD	992,119	1,000,000	07/28/06	(7,881)
JPY	USD	986,508	1,000,000	07/03/06	(13,492)
JPY	USD	971,760	985,050	07/03/06	(13,290)
RUB	USD	1,005,497	997,782	07/12/06	7,715
TWD	USD	1,002,041	991,430	07/13/06	10,611
GBP	EUR	982,317	1,000,498	07/03/06	(18,181)
GBP	EUR	994,663	992,338	07/03/06	2,325
GBP	EUR	1,004,067	1,001,031	08/03/06	3,036
SKK	EUR	1,002,538	1,001,668	07/27/06	870
SKK	EUR	1,002,538	1,001,668	07/27/06	870
SKK	EUR	1,002,538	1,001,668	07/27/06	870
CHF	USD	992,663	1,000,000	07/03/06	(7,337)
CHF	USD	985,438	992,722	07/03/06	(7,284)
CHF	EUR	994,480	1,000,437	07/03/06	(5,957)
CHF	EUR	986,746	992,657	07/03/06	(5,911)
					$(12,207)

Forward Currency Contracts to Sell	In exchange for	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	USD	1,052,890	973,965	07/13/06	(78,925)
EUR	GBP	990,191	1,000,498	07/03/06	10,307
EUR	CHF	997,837	1,000,437	07/03/06	2,600
EUR	CHF	990,077	992,657	07/03/06	2,580
EUR	GBP	1,002,007	992,337	07/03/06	(9,670)
EUR	HUF	1,012,781	1,000,776	07/12/06	(12,005)
EUR	SKK	1,003,163	1,001,669	07/27/06	(1,494)
EUR	HUF	1,003,162	1,002,380	07/27/06	(782)
EUR	SKK	1,003,163	1,001,669	07/27/06	(1,494)
EUR	HUF	1,003,162	1,002,380	07/27/06	(782)
EUR	SKK	1,003,163	1,001,669	07/27/06	(1,494)
EUR	GBP	1,011,558	1,001,031	08/03/06	(10,527)
HUF	EUR	946,597	967,528	07/12/06	20,931
IDR	USD	1,021,807	983,376	07/13/06	(38,431)
JPY	USD	971,614	1,000,000	07/02/06	28,386
JPY	USD	986,508	984,858	07/03/06	(1,650)
JPY	USD	1,001,925	1,000,000	08/03/06	(1,925)

13

RUB	USD	1,005,497	1,000,000	07/12/06	(5,497)
TWD	USD	1,002,041	1,000,000	07/13/06	(2,041)
TWD	USD	998,688	1,000,000	07/28/06	1,312
GBP	EUR	994,662	1,001,208	07/03/06	6,546
GBP	EUR	982,318	988,782	07/03/06	6,464
CHF	EUR	986,746	1,000,194	07/03/06	13,448
CHF	USD	985,438	1,000,000	07/03/06	14,562
CHF	USD	992,663	985,428	07/03/06	(7,235)
CHF	EUR	994,480	985,687	07/03/06	(8,793)
CHF	EUR	1,007,552	1,000,000	08/03/06	(7,552)
CHF	EUR	1,010,155	998,935	08/03/06	(11,220)
					$(94,381)

Acronym	Name
BRL	Brazilian Real
CHF	Swiss Franc
EUR	Euro Currency
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiahs
JPY	JapaneseYen
REIT	Real Estate Investment Trust
RUB	New Russian Ruble
SKK	Slovakian Koruna
TWD	New Taiwan Dollar

14

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia Mid Cap Index Fund

	Shares	Value ($)*
Common Stocks – 99.3%
CONSUMER DISCRETIONARY – 14.2%
Auto Components – 0.9%
ArvinMeritor, Inc.	119,850	2,060,221
Bandag, Inc.	19,850	726,312
BorgWarner, Inc.	97,350	6,337,485
Gentex Corp.	261,550	3,661,700
Lear Corp.	114,575	2,544,711
Modine Manufacturing Co.	57,125	1,334,440
Auto Components Total		16,664,869
Automobiles – 0.1%
Thor Industries, Inc.	58,825	2,850,071
Automobiles Total		2,850,071
Diversified Consumer Services – 1.2%
Career Education Corp. (a)	166,150	4,966,224
Corinthian Colleges, Inc. (a)	146,500	2,103,740
DeVry, Inc. (a)	99,925	2,195,352
ITT Educational Services, Inc. (a)	61,025	4,016,055
Laureate Education, Inc. (a)	87,325	3,722,665
Regis Corp.	77,675	2,766,007
Sotheby’s Holdings, Class A (a)	80,225	2,105,906
Diversified Consumer Services Total		21,875,949
Hotels, Restaurants & Leisure – 2.0%
Applebee’s International, Inc.	126,312	2,427,717
Bob Evans Farms, Inc.	61,025	1,831,360
Boyd Gaming Corp.	74,600	3,010,856
Brinker International, Inc.	144,275	5,237,182
CBRL Group, Inc.	52,625	1,785,040
Cheesecake Factory, Inc. (a)	134,500	3,624,775
GTECH Holdings Corp.	216,550	7,531,609
International Speedway Corp., Class A	59,825	2,774,085
OSI Restaurant Partners, Inc.	112,175	3,881,255
Ruby Tuesday, Inc.	100,375	2,450,154
Scientific Games Corp., Class A (a)	111,600	3,975,192
Hotels, Restaurants & Leisure Total		38,529,225
Household Durables – 1.6%
American Greetings Corp., Class A	97,950	2,057,930
Beazer Homes USA, Inc.	68,700	3,151,269
Blyth Industries, Inc.	44,700	825,162
Furniture Brands International, Inc.	83,375	1,737,535
Hovnanian Enterprises, Inc., Class A (a)	60,950	1,833,376

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Household Durables – (continued)
M.D.C. Holdings, Inc.	55,800	2,897,694
Mohawk Industries, Inc. (a)	90,950	6,398,332
Ryland Group, Inc.	77,550	3,378,854
Toll Brothers, Inc. (a)	198,850	5,084,594
Tupperware Brands Corp.	91,775	1,807,050
Household Durables Total		29,171,796
Leisure Equipment & Products – 0.1%
Callaway Golf Co.	110,750	1,438,642
Leisure Equipment & Products Total		1,438,642
Media – 1.5%
Belo Corp., Class A	153,425	2,393,430
Catalina Marketing Corp.	64,400	1,832,824
Emmis Communications Corp., Class A (a)	63,300	990,012
Entercom Communications Corp.	56,675	1,482,618
Harte-Hanks, Inc.	94,825	2,431,313
Lee Enterprises, Inc.	77,850	2,098,057
Media General, Inc., Class A	40,950	1,715,396
Reader’s Digest Association, Inc.	163,925	2,288,393
Scholastic Corp. (a)	61,300	1,591,961
Valassis Communications, Inc. (a)	81,250	1,916,688
Washington Post Co., Class B	9,925	7,741,599
Westwood One, Inc.	108,950	817,125
Media Total		27,299,416
Multi-Line Retail – 0.5%
99 Cents Only Stores (a)	81,651	854,069
Dollar Tree Stores, Inc. (a)	177,850	4,713,025
Saks, Inc.	232,875	3,765,589
Multi-Line Retail Total		9,332,683
Specialty Retail – 5.9%
Abercrombie & Fitch Co., Class A	149,725	8,299,257
Advance Auto Parts, Inc.	183,800	5,311,820
Aeropostale, Inc. (a)	92,750	2,679,548
American Eagle Outfitters, Inc.	224,200	7,631,768
AnnTaylor Stores Corp. (a)	124,825	5,414,908
Barnes & Noble, Inc.	89,950	3,283,175
Borders Group, Inc.	109,175	2,015,371
CarMax, Inc. (a)	178,675	6,335,815
Chico’s FAS, Inc. (a)	309,600	8,353,008

2

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
Claire’s Stores, Inc.	166,825	4,255,706
Foot Locker, Inc.	264,225	6,470,870
GameStop Corp., Class A (a)	100,900	4,237,800
Michaels Stores, Inc.	224,800	9,270,752
O’Reilly Automotive, Inc. (a)	192,550	6,005,634
Pacific Sunwear of California, Inc. (a)	122,575	2,197,770
Payless Shoesource, Inc. (a)	114,600	3,113,682
PetsMART, Inc.	238,300	6,100,480
Pier 1 Imports, Inc.	148,125	1,033,913
Rent-A-Center, Inc. (a)	118,125	2,936,588
Ross Stores, Inc.	243,050	6,817,552
Urban Outfitters, Inc. (a)	188,350	3,294,241
Williams-Sonoma, Inc.	195,925	6,671,246
Specialty Retail Total		111,730,904
Textiles, Apparel & Luxury Goods – 0.4%
Polo Ralph Lauren Corp.	103,500	5,682,150
Timberland Co., Class A (a)	90,250	2,355,525
Textiles, Apparel & Luxury Goods Total		8,037,675
CONSUMER DISCRETIONARY TOTAL		266,931,230
CONSUMER STAPLES – 1.9%
Beverages – 0.1%
PepsiAmericas, Inc.	102,000	2,255,220
Beverages Total		2,255,220
Food & Staples Retailing – 0.3%
BJ’s Wholesale Club, Inc. (a)	113,350	3,213,472
Ruddick Corp.	58,950	1,444,865
Food & Staples Retailing Total		4,658,337
Food Products – 0.9%
Hormel Foods Corp.	124,325	4,617,430
J. M. Smucker Co.	98,975	4,424,183
Lancaster Colony Corp.	41,825	1,650,833
Smithfield Foods, Inc. (a)	168,325	4,852,810
Tootsie Roll Industries, Inc.	43,654	1,271,641
Food Products Total		16,816,897
Household Products – 0.5%
Church & Dwight Co., Inc.	110,000	4,006,200
Energizer Holdings, Inc. (a)	105,175	6,160,100
Household Products Total		10,166,300

3

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – 0.1%
Universal Corp.	43,725	1,627,444
Tobacco Total		1,627,444
CONSUMER STAPLES TOTAL		35,524,198
ENERGY – 10.5%
Energy Equipment & Services – 4.5%
Cameron International Corp. (a)	196,500	9,386,805
ENSCO International, Inc.	261,575	12,037,681
FMC Technologies, Inc. (a)	116,325	7,847,284
Grant Prideco, Inc. (a)	222,700	9,965,825
Hanover Compressor Co. (a)	156,706	2,942,939
Helmerich & Payne, Inc.	89,250	5,378,205
Patterson-UTI Energy, Inc.	291,725	8,258,735
Pride International, Inc. (a)	275,525	8,604,646
Smith International, Inc.	341,050	15,166,493
Tidewater, Inc.	102,575	5,046,690
Energy Equipment & Services Total		84,635,303
Oil, Gas & Consumable Fuels – 6.0%
Arch Coal, Inc.	243,250	10,306,502
Denbury Resources, Inc. (a)	202,500	6,413,175
Forest Oil Corp. (a)	94,050	3,118,698
Newfield Exploration Co. (a)	218,800	10,708,072
Noble Energy, Inc.	301,350	14,121,261
Overseas Shipholding Group, Inc.	50,425	2,982,639
Peabody Energy Corp.	450,400	25,109,800
Pioneer Natural Resources Co.	219,950	10,207,879
Plains Exploration & Production Co. (a)	133,925	5,429,320
Pogo Producing Co.	98,625	4,546,613
Quicksilver Resources, Inc. (a)	115,200	4,240,512
Southwestern Energy Co. (a)	285,200	8,886,832
Western Gas Resources, Inc.	99,600	5,961,060
Oil, Gas & Consumable Fuels Total		112,032,363
ENERGY TOTAL		196,667,666
FINANCIALS – 17.4%
Capital Markets – 1.9%
A.G. Edwards, Inc.	128,625	7,115,535
Eaton Vance Corp.	217,600	5,431,296
Investors Financial Services Corp.	111,875	5,023,188
Jefferies Group, Inc.	171,350	5,077,100
Raymond James Financial, Inc.	151,580	4,588,327

4

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Capital Markets – (continued)
SEI Investments Co.	107,250	5,242,380
Waddell & Reed Financial, Inc., Class A	144,150	2,963,724
Capital Markets Total		35,441,550
Commercial Banks – 3.3%
Associated Banc Corp.	224,962	7,093,052
Bank of Hawaii Corp.	86,475	4,289,160
Cathay General Bancorp	87,600	3,186,888
City National Corp.	70,650	4,598,609
Colonial BancGroup, Inc.	263,000	6,753,840
Cullen/Frost Bankers, Inc.	81,550	4,672,815
FirstMerit Corp.	135,725	2,842,082
Greater Bay Bancorp	85,700	2,463,875
Mercantile Bankshares Corp.	209,650	7,478,215
SVB Financial Group (a)	60,500	2,750,330
TCF Financial Corp.	190,725	5,044,676
Texas Regional Bancshares, Inc., Class A	77,360	2,933,491
Westamerica Bancorporation	53,450	2,617,447
Wilmington Trust Corp.	116,025	4,893,934
Commercial Banks Total		61,618,414
Consumer Finance – 0.3%
AmeriCredit Corp. (a)	221,850	6,194,052
Consumer Finance Total		6,194,052
Diversified Financial Services – 0.4%
Leucadia National Corp.	279,500	8,158,605
Diversified Financial Services Total		8,158,605
Insurance – 5.0%
American Financial Group, Inc.	80,200	3,440,580
AmerUs Group Co.	66,025	3,865,764
Arthur J. Gallagher & Co.	164,500	4,168,430
Brown & Brown, Inc.	189,950	5,550,339
Everest Re Group Ltd.	110,425	9,559,492
Fidelity National Financial, Inc.	297,340	11,581,393
First American Corp.	164,425	6,950,245
Hanover Insurance Group, Inc.	86,375	4,099,358
HCC Insurance Holdings, Inc.	189,175	5,569,312
Horace Mann Educators Corp.	73,150	1,239,893
Mercury General Corp.	60,400	3,404,748
Ohio Casualty Corp.	108,125	3,214,556
Old Republic International Corp.	391,033	8,356,375

5

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Protective Life Corp.	118,900	5,543,118
Stancorp Financial Group, Inc.	93,050	4,737,175
Unitrin, Inc.	76,975	3,355,340
W.R. Berkley Corp.	287,970	9,828,416
Insurance Total		94,464,534
Real Estate Investment Trusts (REITs) – 4.2%
AMB Property Corp., REIT	149,725	7,568,599
Developers Diversified Realty Corp., REIT	186,600	9,736,788
Highwoods Properties, Inc., REIT	92,100	3,332,178
Hospitality Properties Trust, REIT	122,375	5,374,710
Liberty Property Trust, REIT	151,725	6,706,245
Longview Fibre Co.	86,850	1,657,966
Macerich Co., REIT	122,100	8,571,420
Mack-Cali Realty Corp., REIT	105,975	4,866,372
New Plan Excel Realty Trust, REIT	177,975	4,394,203
Potlatch Corp.	65,731	2,481,345
Rayonier, Inc., REIT	130,185	4,935,313
Regency Centers Corp., REIT	116,700	7,252,905
United Dominion Realty Trust, Inc., REIT	228,475	6,399,585
Weingarten Realty Investors, REIT	137,200	5,252,016
Real Estate Investment Trusts (REITs) Total		78,529,645
Thrifts & Mortgage Finance – 2.3%
Astoria Financial Corp.	144,200	4,390,890
First Niagara Financial Group, Inc.	189,100	2,651,182
IndyMac Bancorp, Inc.	111,425	5,108,836
New York Community Bancorp, Inc.	446,503	7,371,765
PMI Group Inc.	152,050	6,778,389
Radian Group, Inc.	140,150	8,658,467
Washington Federal, Inc.	148,427	3,442,022
Webster Financial Corp.	89,775	4,258,926
Thrifts & Mortgage Finance Total		42,660,477
FINANCIALS TOTAL		327,067,277
HEALTH CARE – 10.2%
Biotechnology – 1.2%
Cephalon, Inc. (a)	103,375	6,212,837
Martek Biosciences Corp. (a)	54,700	1,583,565
Millennium Pharmaceuticals, Inc. (a)	535,575	5,339,683

6

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Biotechnology – (continued)
PDL BioPharma, Inc. (a)	194,700	3,584,427
Vertex Pharmaceuticals, Inc. (a)	187,375	6,878,536
Biotechnology Total		23,599,048
Health Care Equipment & Supplies – 3.2%
Advanced Medical Optics, Inc. (a)	116,800	5,921,760
Beckman Coulter, Inc.	107,400	5,966,070
Cytyc Corp. (a)	194,550	4,933,788
DENTSPLY International, Inc.	134,275	8,137,065
Edwards Lifesciences Corp. (a)	100,250	4,554,357
Gen-Probe, Inc. (a)	87,800	4,739,444
Hillenbrand Industries, Inc.	104,400	5,063,400
Intuitive Surgical, Inc. (a)	62,200	7,337,734
STERIS Corp.	112,025	2,560,892
Varian Medical Systems, Inc. (a)	223,500	10,582,725
Health Care Equipment & Supplies Total		59,797,235
Health Care Providers & Services – 3.1%
Apria Healthcare Group, Inc. (a)	72,150	1,363,635
Community Health Systems, Inc. (a)	167,250	6,146,438
Health Net, Inc. (a)	196,225	8,863,483
Henry Schein, Inc. (a)	150,250	7,021,182
LifePoint Hospitals, Inc. (a)	97,800	3,142,314
Lincare Holdings, Inc. (a)	162,700	6,156,568
Omnicare, Inc.	206,125	9,774,447
Triad Hospitals, Inc. (a)	148,975	5,896,431
Universal Health Services, Inc., Class B	92,200	4,633,972
VCA Antech, Inc. (a)	141,300	4,511,709
Health Care Providers & Services Total		57,510,179
Life Sciences Tools & Services – 1.7%
Affymetrix, Inc. (a)	114,800	2,938,880
Charles River Laboratories International, Inc. (a)	122,750	4,517,200
Covance, Inc. (a)	108,150	6,620,943
Invitrogen Corp. (a)	90,550	5,982,638
Pharmaceutical Product Development, Inc.	172,600	6,061,712
Techne Corp. (a)	67,000	3,411,640
Varian, Inc. (a)	52,550	2,181,351
Life Sciences Tools & Services Total		31,714,364
Pharmaceuticals – 1.0%
Medicis Pharmaceutical Corp., Class A	92,600	2,222,400

7

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
Par Pharmaceutical Companies, Inc. (a)	59,675	1,101,601
Perrigo Co.	142,425	2,293,043
Sepracor, Inc. (a)	185,025	10,572,328
Valeant Pharmaceuticals International	157,875	2,671,245
Pharmaceuticals Total		18,860,617
HEALTH CARE TOTAL		191,481,443
INDUSTRIALS – 16.2%
Aerospace & Defense – 1.2%
Alliant Techsystems, Inc. (a)	59,975	4,579,091
DRS Technologies, Inc.	67,900	3,310,125
Precision Castparts Corp.	228,100	13,631,256
Aerospace & Defense Total		21,520,472
Air Freight & Logistics – 1.9%
C.H. Robinson Worldwide, Inc.	295,550	15,752,815
Expeditors International of Washington, Inc.	362,900	20,326,029
Air Freight & Logistics Total		36,078,844
Airlines – 0.4%
AirTran Holdings, Inc. (a)	154,450	2,295,127
Alaska Air Group, Inc. (a)	66,850	2,635,227
JetBlue Airways Corp. (a)	262,980	3,192,577
Airlines Total		8,122,931
Commercial Services & Supplies – 3.8%
Adesa, Inc.	152,875	3,399,940
Banta Corp.	40,875	1,893,739
Brink’s Co.	82,275	4,641,133
ChoicePoint, Inc. (a)	146,402	6,115,212
Copart, Inc. (a)	118,375	2,907,290
Corporate Executive Board Co.	68,100	6,823,620
Deluxe Corp.	87,300	1,526,004
Dun & Bradstreet Corp. (a)	112,725	7,854,678
Herman Miller, Inc.	112,825	2,907,500
HNI Corp.	88,125	3,996,469
Kelly Services, Inc., Class A	33,000	896,610
Korn/Ferry International (a)	72,125	1,412,929
Manpower, Inc.	149,075	9,630,245
Mine Safety Appliances Co.	44,800	1,800,960
Navigant Consulting, Inc. (a)	89,000	2,015,850

8

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – (continued)
Republic Services, Inc.	204,725	8,258,606
Rollins, Inc.	50,118	984,317
Stericycle, Inc. (a)	75,275	4,900,402
Commercial Services & Supplies Total		71,965,504
Construction & Engineering – 0.7%
Granite Construction	56,275	2,547,569
Jacobs Engineering Group, Inc. (a)	99,750	7,944,090
Quanta Services, Inc. (a)	201,675	3,495,028
Construction & Engineering Total		13,986,687
Electrical Equipment – 1.2%
AMETEK, Inc.	120,550	5,711,659
Hubbell, Inc., Class B	103,425	4,928,201
Roper Industries, Inc.	147,700	6,904,975
Thomas & Betts Corp. (a)	92,400	4,740,120
Electrical Equipment Total		22,284,955
Industrial Conglomerates – 0.5%
Carlisle Companies, Inc.	52,300	4,147,390
Sequa Corp., Class A (a)	11,475	935,213
Teleflex, Inc.	68,450	3,697,669
Industrial Conglomerates Total		8,780,272
Machinery – 4.2%
AGCO Corp. (a)	153,975	4,052,622
Crane Co.	85,800	3,569,280
Donaldson Co., Inc.	115,500	3,911,985
Federal Signal Corp.	82,125	1,243,373
Flowserve Corp. (a)	95,625	5,441,062
Graco, Inc.	116,387	5,351,474
Harsco Corp.	71,350	5,562,446
Joy Global, Inc.	210,300	10,954,527
Kennametal, Inc.	67,350	4,192,537
Lincoln Electric Holdings, Inc.	72,200	4,523,330
Nordson Corp.	57,425	2,824,162
Oshkosh Truck Corp.	125,200	5,949,504
Pentair, Inc.	172,975	5,914,015
SPX Corp.	101,725	5,691,514
Tecumseh Products Co., Class A (a)	31,450	603,840
Timken Co.	143,200	4,798,632
Trinity Industries, Inc.	120,500	4,868,200
Machinery Total		79,452,503

9

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Marine – 0.2%
Alexander & Baldwin, Inc.	75,300	3,333,531
Marine Total		3,333,531
Road & Rail – 1.0%
Con-way, Inc.	81,650	4,729,985
J.B. Hunt Transport Services, Inc.	210,150	5,234,836
Swift Transportation Co., Inc. (a)	91,525	2,906,834
Werner Enterprises, Inc.	86,743	1,758,281
YRC Worldwide, Inc. (a)	97,700	4,114,147
Road & Rail Total		18,744,083
Trading Companies & Distributors – 1.1%
Fastenal Co.	210,700	8,489,103
GATX Corp.	86,575	3,679,438
MSC Industrial Direct Co., Class A	92,700	4,409,739
United Rentals, Inc. (a)	116,050	3,711,279
Trading Companies & Distributors Total		20,289,559
INDUSTRIALS TOTAL		304,559,341
INFORMATION TECHNOLOGY – 15.6%
Communications Equipment – 1.8%
3Com Corp. (a)	665,900	3,409,408
ADTRAN, Inc.	116,275	2,608,048
Avocent Corp. (a)	83,350	2,187,938
CommScope, Inc. (a)	98,675	3,100,368
Dycom Industries, Inc. (a)	68,550	1,459,430
F5 Networks, Inc. (a)	69,000	3,690,120
Harris Corp.	228,450	9,482,959
Plantronics, Inc.	80,925	1,797,344
Polycom, Inc. (a)	148,400	3,252,928
Powerwave Technologies, Inc. (a)	190,725	1,739,412
UTStarcom, Inc. (a)	178,825	1,393,047
Communications Equipment Total		34,121,002
Computers & Peripherals – 1.0%
Diebold, Inc.	114,625	4,656,067
Imation Corp.	59,375	2,437,344
McDATA Corp., Class A (a)	270,575	1,103,946
Palm, Inc. (a)	155,900	2,509,990
Western Digital Corp. (a)	375,500	7,438,655
Computers & Peripherals Total		18,146,002
Electronic Equipment & Instruments – 2.4%
Amphenol Corp., Class A	152,400	8,528,304

10

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Electronic Equipment & Instruments – (continued)
Arrow Electronics, Inc. (a)	207,275	6,674,255
Avnet, Inc. (a)	249,150	4,987,983
CDW Corp.	105,325	5,756,011
Ingram Micro, Inc., Class A (a)	201,700	3,656,821
KEMET Corp. (a)	147,625	1,361,103
National Instruments Corp.	94,862	2,599,219
Newport Corp. (a)	69,125	1,114,295
Plexus Corp. (a)	77,875	2,664,104
Tech Data Corp. (a)	94,450	3,618,379
Vishay Intertechnology, Inc. (a)	313,775	4,935,681
Electronic Equipment & Instruments Total		45,896,155
IT Services – 3.6%
Acxiom Corp.	131,275	3,281,875
Alliance Data Systems Corp. (a)	114,725	6,748,124
BISYS Group, Inc. (a)	204,950	2,807,815
Ceridian Corp. (a)	249,925	6,108,167
CheckFree Corp. (a)	155,450	7,704,102
Cognizant Technology Solutions Corp., Class A (a)	238,825	16,089,640
CSG Systems International, Inc. (a)	81,125	2,007,033
DST Systems, Inc. (a)	104,400	6,211,800
Fidelity National Information Services, Inc.	160,425	5,679,045
Gartner, Inc. (a)	99,025	1,406,155
MoneyGram International, Inc.	144,175	4,894,741
MPS Group, Inc. (a)	175,525	2,643,407
SRA International, Inc., Class A (a)	64,500	1,717,635
IT Services Total		67,299,539
Office Electronics – 0.2%
Zebra Technologies Corp., Class A (a)	120,375	4,112,010
Office Electronics Total		4,112,010
Semiconductors & Semiconductor Equipment – 4.0%
Atmel Corp. (a)	728,750	4,044,562
Cabot Microelectronics Corp. (a)	41,175	1,248,014
Credence Systems Corp. (a)	170,125	595,438
Cree Research, Inc. (a)	131,075	3,114,342
Cypress Semiconductor Corp. (a)	237,575	3,454,341
Fairchild Semiconductor International, Inc. (a)	206,850	3,758,464
Integrated Device Technology, Inc. (a)	340,692	4,831,013

11

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
International Rectifier Corp. (a)	121,675	4,755,059
Intersil Corp., Class A	241,100	5,605,575
Lam Research Corp. (a)	239,275	11,155,000
Lattice Semiconductor Corp. (a)	194,175	1,200,002
MEMC Electronic Materials, Inc. (a)	281,000	10,537,500
Micrel, Inc. (a)	107,950	1,080,580
Microchip Technology, Inc.	364,750	12,237,362
RF Micro Devices, Inc. (a)	323,700	1,932,489
Semtech Corp. (a)	123,900	1,790,355
Silicon Laboratories, Inc. (a)	78,475	2,758,396
TriQuint Semiconductor, Inc. (a)	237,650	1,059,919
Semiconductors & Semiconductor Equipment Total		75,158,411
Software – 2.6%
Activision, Inc. (a)	472,721	5,379,565
Advent Software, Inc. (a)	26,725	963,971
Cadence Design Systems, Inc. (a)	480,575	8,241,861
Fair Isaac Corp.	111,000	4,030,410
Jack Henry & Associates, Inc.	129,325	2,542,529
Macrovision Corp. (a)	88,000	1,893,760
McAfee, Inc. (a)	271,375	6,586,271
Mentor Graphics Corp. (a)	136,575	1,772,744
Reynolds & Reynolds Co., Class A	88,900	2,726,563
RSA Security, Inc. (a)	128,425	3,491,876
Sybase, Inc. (a)	153,075	2,969,655
Synopsys, Inc. (a)	244,125	4,582,226
Transaction Systems Architects, Inc. (a)	63,600	2,651,484
Wind River Systems, Inc. (a)	128,525	1,143,873
Software Total		48,976,788
INFORMATION TECHNOLOGY TOTAL		293,709,907
MATERIALS – 5.0%
Chemicals – 2.9%
Airgas, Inc.	114,575	4,267,919
Albemarle Corp.	66,025	3,161,277
Cabot Corp.	107,925	3,725,571
Chemtura Corp.	408,800	3,818,192
Cytec Industries, Inc.	68,975	3,701,199
Ferro Corp.	72,325	1,154,307

12

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Chemicals – (continued)
FMC Corp.	66,550	4,285,155
Lubrizol Corp.	116,300	4,634,555
Lyondell Chemical Co.	349,175	7,912,305
Minerals Technologies, Inc.	33,800	1,757,600
Olin Corp.	123,025	2,205,838
RPM International, Inc.	201,700	3,630,600
Scotts Miracle-Gro Co., Class A	76,750	3,248,060
Sensient Technologies Corp.	78,800	1,647,708
Valspar Corp.	173,450	4,580,814
Chemicals Total		53,731,100
Construction Materials – 0.6%
Florida Rock Industries, Inc.	80,600	4,003,402
Martin Marietta Materials, Inc.	77,775	7,089,191
Construction Materials Total		11,092,593
Containers & Packaging – 0.4%
Packaging Corp. of America	102,475	2,256,500
Sonoco Products Co.	168,500	5,333,025
Containers & Packaging Total		7,589,525
Metals & Mining – 0.9%
Commercial Metals Co.	204,700	5,260,790
Reliance Steel & Aluminum Co.	53,800	4,462,710
Steel Dynamics, Inc.	73,700	4,845,038
Worthington Industries, Inc.	122,100	2,557,995
Metals & Mining Total		17,126,533
Paper & Forest Products – 0.2%
Bowater, Inc.	95,100	2,163,525
Glatfelter Co.	75,600	1,199,772
Paper & Forest Products Total		3,363,297
MATERIALS TOTAL		92,903,048
TELECOMMUNICATION SERVICES – 0.5%
Diversified Telecommunication Services – 0.1%
Cincinnati Bell, Inc. (a)	420,075	1,722,308
Diversified Telecommunication Services Total		1,722,308
Wireless Telecommunication Services – 0.4%
Telephone & Data Systems, Inc.	174,841	7,238,417
Wireless Telecommunication Services Total		7,238,417
TELECOMMUNICATION SERVICES TOTAL		8,960,725
UTILITIES – 7.8%
Electric Utilities – 2.3%
DPL, Inc.	206,825	5,542,910

13

	Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Electric Utilities – (continued)
Duquesne Light Holdings, Inc.	133,350	2,192,274
Great Plains Energy, Inc.	135,175	3,765,976
Hawaiian Electric Industries, Inc.	138,000	3,851,580
IDACORP, Inc.	72,800	2,496,312
Northeast Utilities Co.	261,275	5,400,554
Pepco Holdings, Inc.	323,850	7,636,383
Puget Energy, Inc.	197,425	4,240,689
Sierra Pacific Resources (a)	341,700	4,783,800
Westar Energy, Inc.	148,225	3,120,136
Electric Utilities Total		43,030,614
Gas Utilities – 2.0%
AGL Resources, Inc.	132,625	5,055,665
Equitable Resources, Inc.	205,100	6,870,850
National Fuel Gas Co.	142,875	5,020,628
ONEOK, Inc.	199,700	6,797,788
Questar Corp.	145,550	11,715,319
WGL Holdings, Inc.	82,925	2,400,679
Gas Utilities Total		37,860,929
Independent Power Producers & Energy Traders – 0.1%
Black Hills Corp.	56,600	1,943,078
Independent Power Producers & Energy Traders Total		1,943,078
Multi-Utilities – 3.1%
Alliant Energy Corp.	199,975	6,859,143
Aquila, Inc. (a)	635,975	2,677,455
Energy East Corp.	251,225	6,011,814
MDU Resources Group, Inc.	204,137	7,473,456
NSTAR	181,700	5,196,620
OGE Energy Corp.	154,450	5,410,384
PNM Resources, Inc.	117,050	2,921,568
Scana Corp.	196,475	7,580,005
Vectren Corp.	129,600	3,531,600
Wisconsin Energy Corp.	199,025	8,020,707
WPS Resources Corp.	68,575	3,401,320
Multi-Utilities Total		59,084,072

14

	Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Water Utilities – 0.3%
Aqua America, Inc.	220,374	5,022,323
Water Utilities Total		5,022,323
UTILITIES TOTAL		146,941,016
Total Common Stocks (cost of $1,395,688,039)		1,864,745,851

	Par ($)
Short-Term Obligations – 0.5%
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 0.1%
United States Treasury Bill
4.710% 09/14/06(b)	300,000	297,056
4.785% 09/14/06(b)	1,700,000	1,683,053
U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL		1,980,109
REPURCHASE AGREEMENT – 0.4%
Repurchase agreement with State Street Bank & Trust Co., dated 06/30/06, due 07/03/06 at 5.100%, collateralized by U.S. Government Agencies & Obligations maturing 09/02/08, market value of $7,685,739 (repurchase proceeds $7,535,202) (cost of $7,532,000)	7,532,000	7,532,000

Total Short-Term Obligations (cost of $9,512,109)		9,512,109

Total Investments – 99.8% (cost of $1,405,200,148)(c)(d)		1,874,257,960

Other Assets & Liabilities, Net – 0.2%		3,519,815

Net Assets – 100.0%		1,877,777,775

15

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Security pledged as collateral for open futures contracts.

(c)	Cost for federal income tax purposes is $1,405,200,148.

(d)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation

$560,059,286	$(91,001,474)	$469,057,812

At June 30, 2006, the Fund held the following open long futures contracts:

				Expiration	Unrealized
Type	Contracts	Value	Aggregate Face Value	Date	Appreciation
S & P Midcap 400 Index	33	$12,731,400	$12,160,861	Sep-2006	570,539

Acronym	Name
REIT	Real Estate Investment Trust

16

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia Small Cap Index Fund

	Shares	Value ($)*
Common Stocks - 99.0%
CONSUMER DISCRETIONARY - 15.0%
Auto Components - 0.3%
Drew Industries, Inc. (a)	41,600	1,347,840
LKQ Corp. (a)	126,400	2,401,600
Standard Motor Products, Inc.	32,200	268,548
Superior Industries International, Inc.	62,400	1,141,296
Auto Components Total		5,159,284
Automobiles - 0.4%
Coachmen Industries, Inc.	38,300	457,302
Fleetwood Enterprises, Inc. (a)	173,800	1,310,452
Monaco Coach Corp.	72,800	924,560
Winnebago Industries, Inc.	88,700	2,753,248
Automobiles Total		5,445,562
Distributors - 0.2%
Audiovox Corp., Class A (a)	50,000	683,000
Building Material Holding Corp.	78,900	2,198,943
Distributors Total		2,881,943
Diversified Consumer Services - 0.3%
CPI Corp.	15,000	460,500
Pre-Paid Legal Services, Inc.	27,100	934,950
Universal Technical Institute, Inc. (a)	62,900	1,385,058
Vertrue, Inc. (a)	26,800	1,153,204
Diversified Consumer Services Total		3,933,712
Hotels, Restaurants & Leisure - 3.6%
Aztar Corp. (a)	98,200	5,102,472
Bally Total Fitness Holding Corp. (a)	92,800	629,184
CEC Entertainment, Inc. (a)	90,750	2,914,890
IHOP Corp.	50,100	2,408,808
Jack in the Box, Inc. (a)	96,300	3,774,960
Landry’s Restaurants, Inc.	46,400	1,505,680
Lone Star Steakhouse & Saloon, Inc.	49,500	1,298,385
Marcus Corp.	59,400	1,240,272
Multimedia Games, Inc. (a)	74,000	749,620
O’Charleys, Inc. (a)	62,900	1,069,300
P.F. Chang’s China Bistro, Inc. (a)	72,300	2,748,846
Panera Bread Co., Class A (a)	85,500	5,749,020
Papa John’s International, Inc. (a)	63,100	2,094,920
Pinnacle Entertainment, Inc. (a)	130,600	4,002,890
RARE Hospitality International, Inc. (a)	92,400	2,657,424
Red Robin Gourmet Burgers, Inc. (a)	39,600	1,685,376
Ryan’s Restaurant Group, Inc. (a)	114,900	1,368,459

See Accompanying Notes to Financial Statements.

1

	Shares	Value ($)
Common Stocks - (continued)
CONSUMER DISCRETIONARY – (continued)
Hotels, Restaurants & Leisure – (continued)
Shuffle Master, Inc. (a)	94,750	3,105,905
Sonic Corp. (a)	233,800	4,860,702
Steak n Shake Co. (a)	76,700	1,161,238
Triarc Companies, Inc.	170,364	2,662,789
WMS Industries, Inc. (a)	62,000	1,698,180
Hotels, Restaurants & Leisure Total		54,489,320
Household Durables – 1.8%
Bassett Furniture Industries, Inc.	32,200	596,022
Champion Enterprises, Inc. (a)	207,800	2,294,112
Ethan Allen Interiors, Inc.	90,000	3,289,500
Interface, Inc., Class A (a)	134,200	1,536,590
La-Z-Boy, Inc.	140,900	1,972,600
Lenox Group, Inc. (a)	38,300	271,547
Libbey, Inc.	38,400	282,240
M/I Homes, Inc.	33,200	1,164,656
Meritage Corp. (a)	61,000	2,882,250
National Presto Industries, Inc.	12,800	669,184
NVR, Inc. (a)	13,500	6,631,875
Russ Berrie & Co., Inc. (a)	32,400	397,224
Skyline Corp.	18,500	791,430
Standard Pacific Corp.	180,900	4,649,130
Household Durables Total		27,428,360
Internet & Catalog Retail – 0.1%
PetMed Express, Inc. (a)	65,400	717,438
Stamps.com, Inc. (a)	53,400	1,485,588
Internet & Catalog Retail Total		2,203,026
Leisure Equipment & Products – 1.3%
Arctic Cat, Inc.	34,800	678,948
JAKKS Pacific, Inc. (a)	75,000	1,506,750
K2, Inc. (a)	128,200	1,402,508
MarineMax, Inc. (a)	45,600	1,196,088
Nautilus Group, Inc.	89,400	1,404,474
Polaris Industries, Inc.	112,700	4,879,910
Pool Corp.	144,250	6,293,628
RC2 Corp. (a)	56,700	2,192,022
Sturm Ruger & Co., Inc.	58,700	366,875
Leisure Equipment & Products Total		19,921,203
Media – 0.7%
4Kids Entertainment, Inc. (a)	35,700	578,697

See Accompanying Notes to Financial Statements.

2

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Media – (continued)
ADVO, Inc.	86,450	2,127,535
Arbitron, Inc.	82,000	3,143,060
Live Nation, Inc. (a)	173,800	3,538,568
Radio One, Inc., Class D (a)	215,200	1,592,480
Media Total		10,980,340
Multi-Line Retail – 0.2%
Fred’s, Inc.	108,850	1,453,148
Tuesday Morning Corp.	71,000	933,650
Multi-Line Retail Total		2,386,798
Specialty Retail – 4.2%
Aaron Rents, Inc.	131,250	3,528,000
Cato Corp., Class A	85,700	2,215,345
Children’s Place Retail Stores, Inc. (a)	60,400	3,627,020
Christopher & Banks Corp.	98,700	2,862,300
Cost Plus, Inc. (a)	60,100	881,066
Dress Barn, Inc. (a)	124,200	3,148,470
Finish Line, Inc., Class A	118,400	1,400,672
Genesco, Inc. (a)	63,500	2,150,745
Group 1 Automotive, Inc.	59,600	3,357,864
Guitar Center, Inc. (a)	71,600	3,184,052
Gymboree Corp. (a)	88,900	3,090,164
Hancock Fabrics, Inc.	52,200	174,348
Haverty Furniture Companies, Inc.	61,400	963,366
Hibbett Sporting Goods, Inc. (a)	98,000	2,342,200
HOT Topic, Inc. (a)	120,300	1,384,653
Jo-Ann Stores, Inc. (a)	65,650	961,773
JOS. A. Bank Clothiers, Inc. (a)	42,675	1,022,493
Men’s Wearhouse, Inc.	145,400	4,405,620
Midas, Inc. (a)	33,000	607,200
Pep Boys-Manny, Moe & Jack, Inc.	147,800	1,733,694
Select Comfort Corp. (a)	146,550	3,366,253
Sonic Automotive, Inc.	82,200	1,823,196
Stage Stores, Inc.	72,650	2,397,450
Stein Mart, Inc.	72,500	1,073,000
Tractor Supply Co. (a)	92,500	5,112,475
Tween Brands, Inc. (a)	89,100	3,420,549
Zale Corp. (a)	131,300	3,163,017
Specialty Retail Total		63,396,985
Textiles, Apparel & Luxury Goods – 1.9%
Ashworth, Inc. (a)	39,500	355,500

See Accompanying Notes to Financial Statements.

3

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – (continued)
Brown Shoe Co., Inc.	77,850	2,653,128
Deckers Outdoor Co. (a)	29,700	1,145,232
Fossil, Inc. (a)	126,450	2,277,364
K-Swiss, Inc.	71,100	1,898,370
Kellwood Co.	69,900	2,045,973
Oxford Industries, Inc.	39,800	1,568,518
Phillips-Van Heusen Corp.	131,000	4,998,960
Quiksilver, Inc. (a)	316,900	3,859,842
Russell Corp.	90,600	1,645,296
Skechers U.S.A., Inc. (a)	70,200	1,692,522
Stride Rite Corp.	100,100	1,320,319
Wolverine World Wide, Inc.	151,900	3,543,827
Textiles, Apparel & Luxury Goods Total		29,004,851
CONSUMER DISCRETIONARY TOTAL		227,231,384
CONSUMER STAPLES – 3.9%
Beverages – 0.4%
Hansen Natural Corp. (a)	35,400	6,739,098
Beverages Total		6,739,098
Food & Staples Retailing – 1.0%
Casey’s General Stores, Inc.	137,200	3,431,372
Great Atlantic & Pacific Tea Co., Inc.	49,500	1,124,640
Longs Drug Stores Corp.	73,200	3,339,384
Nash Finch Co.	36,300	772,827
Performance Food Group Co. (a)	94,200	2,861,796
United Natural Foods, Inc. (a)	115,000	3,797,300
Food & Staples Retailing Total		15,327,319
Food Products – 1.8%
American Italian Pasta Co., Class A (a)	50,200	429,712
Corn Products International, Inc.	202,000	6,181,200
Delta & Pine Land Co.	96,900	2,848,860
Flowers Foods, Inc.	144,000	4,124,160
Hain Celestial Group, Inc. (a)	104,800	2,699,648
J&J Snack Foods Corp.	37,000	1,223,590
Lance, Inc.	82,500	1,899,150
Peet’s Coffee & Tea, Inc. (a)	37,700	1,138,163
Ralcorp Holdings, Inc. (a)	72,200	3,070,666
Sanderson Farms, Inc.	38,800	1,086,012
TreeHouse Foods, Inc. (a)	84,700	2,023,483
Food Products Total		26,724,644

See Accompanying Notes to Financial Statements.

4

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Household Products – 0.2%
Spectrum Brands, Inc. (a)	103,000	1,330,760
WD-40 Co.	45,800	1,537,506
Household Products Total		2,868,266
Personal Products – 0.4%
NBTY, Inc. (a)	152,000	3,634,320
Playtex Products, Inc. (a)	173,300	1,807,519
USANA Health Sciences, Inc. (a)	27,000	1,023,300
Personal Products Total		6,465,139
Tobacco – 0.1%
Alliance One International, Inc.	237,400	1,054,056
Tobacco Total		1,054,056
CONSUMER STAPLES TOTAL		59,178,522
ENERGY – 8.9%
Energy Equipment & Services – 4.4%
Atwood Oceanics, Inc. (a)	73,600	3,650,560
Bristow Group, Inc. (a)	63,700	2,293,200
CARBO Ceramics, Inc.	54,350	2,670,216
Dril-Quip, Inc. (a)	22,300	1,838,412
Hydril (a)	53,700	4,216,524
Input/Output, Inc. (a)	192,200	1,816,290
Lone Star Technologies, Inc. (a)	83,900	4,532,278
Lufkin Industries, Inc.	40,300	2,395,029
Maverick Tube Corp. (a)	100,700	6,363,233
NS Group, Inc. (a)	61,200	3,370,896
Oceaneering International, Inc. (a)	146,400	6,712,440
SEACOR Holdings, Inc. (a)	56,800	4,663,280
Tetra Technologies, Inc. (a)	194,650	5,895,948
Unit Corp. (a)	126,000	7,168,140
Veritas DGC, Inc. (a)	97,600	5,034,208
W-H Energy Services, Inc. (a)	80,300	4,081,649
Energy Equipment & Services Total		66,702,303
Oil, Gas & Consumable Fuels – 4.5%
Cabot Oil & Gas Corp.	133,050	6,519,450
Cimarex Energy Co.	225,100	9,679,300
Frontier Oil Corp.	308,600	9,998,640
Helix Energy Solutions Group, Inc. (a)	219,878	8,874,276
Massey Energy Co.	223,400	8,042,400
Penn Virginia Corp.	50,800	3,549,904
Petroleum Development Corp. (a)	44,400	1,673,880
Remington Oil & Gas Corp. (a)	64,500	2,836,065

See Accompanying Notes to Financial Statements.

5

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
St. Mary Land & Exploration Co.	155,700	6,266,925
Stone Energy Corp. (a)	74,300	3,458,665
Swift Energy Co. (a)	79,400	3,408,642
World Fuel Services Corp.	75,000	3,426,750
Oil, Gas & Consumable Fuels Total		67,734,897
ENERGY TOTAL		134,437,200
FINANCIALS – 15.7%
Capital Markets – 0.9%
Investment Technology Group, Inc. (a)	117,900	5,996,394
LaBranche & Co., Inc. (a)	165,500	2,004,205
Piper Jaffray Companies, Inc. (a)	56,600	3,464,486
SWS Group, Inc.	43,600	1,051,632
TradeStation Group, Inc. (a)	63,000	798,210
Capital Markets Total		13,314,927
Commercial Banks – 5.7%
Boston Private Financial Holdings, Inc.	96,100	2,681,190
Central Pacific Financial Corp.	83,000	3,212,100
Chittenden Corp.	127,525	3,296,521
Community Bank System, Inc.	81,400	1,641,838
East West Bancorp, Inc.	165,400	6,270,314
First Bancorp Puerto Rico	220,200	2,047,860
First Commonwealth Financial Corp.	192,300	2,442,210
First Indiana Corp.	35,800	931,874
First Midwest Bancorp, Inc.	135,900	5,039,172
First Republic Bank	65,350	2,993,030
Glacier Bancorp, Inc.	88,100	2,578,687
Hanmi Financial Corp.	107,900	2,097,576
Independent Bank Corp/MI	52,400	1,378,120
Irwin Financial Corp.	50,200	973,378
Nara Bancorp, Inc.	54,600	1,023,750
PrivateBancorp, Inc.	47,900	1,983,539
Prosperity Bancshares, Inc.	68,800	2,262,832
Provident Bankshares Corp.	89,800	3,267,822
Republic Bancorp, Inc.	203,237	2,518,106
South Financial Group, Inc.	204,300	5,395,563
Sterling Bancorp NY	51,200	998,400
Sterling Bancshares Inc.	124,500	2,334,375
Sterling Financial Corp.	95,525	2,914,468
Susquehanna Bancshares, Inc.	141,000	3,369,900

See Accompanying Notes to Financial Statements.

6

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
UCBH Holdings, Inc.	257,400	4,257,396
Umpqua Holdings Corp.	156,500	4,014,225
United Bankshares, Inc.	100,100	3,666,663
Whitney Holding Corp.	179,000	6,331,230
Wilshire Bancorp, Inc.	41,500	747,830
Wintrust Financial Corp.	66,100	3,361,185
Commercial Banks Total		86,031,154
Consumer Finance – 0.3%
Cash America International, Inc.	80,700	2,582,400
Rewards Network, Inc. (a)	57,800	472,226
World Acceptance Corp. (a)	50,000	1,776,000
Consumer Finance Total		4,830,626
Diversified Financial Services – 0.3%
Financial Federal Corp.	74,000	2,057,940
Portfolio Recovery Associates, Inc. (a)	43,300	1,978,810
Diversified Financial Services Total		4,036,750
Insurance – 2.6%
Delphi Financial Group, Inc., Class A	116,350	4,230,486
Hilb Rogal & Hobbs Co.	98,600	3,674,822
Infinity Property & Casualty Corp.	56,300	2,308,300
LandAmerica Financial Group, Inc.	46,800	3,023,280
Philadelphia Consolidated Holding Co. (a)	152,100	4,617,756
Presidential Life Corp.	58,600	1,440,388
ProAssurance Corp. (a)	85,000	4,095,300
RLI Corp.	58,300	2,808,894
Safety Insurance Group, Inc.	38,600	1,835,430
SCPIE Holdings, Inc. (a)	27,400	637,050
Selective Insurance Group, Inc.	75,000	4,190,250
Stewart Information Services Corp.	49,700	1,804,607
United Fire & Casualty Co.	53,200	1,602,916
Zenith National Insurance Corp.	100,600	3,990,802
Insurance Total		40,260,281
Real Estate Investment Trusts (REITs) – 3.7%
Acadia Realty Trust, REIT	86,600	2,048,090
Colonial Properties Trust, REIT	124,600	6,155,240
EastGroup Properties, Inc., REIT	60,500	2,824,140
Entertainment Properties Trust, REIT	72,100	3,103,905
Essex Property Trust, Inc., REIT	62,400	6,967,584
Glenborough Realty Trust, Inc., REIT	87,700	1,889,058
Kilroy Realty Corp., REIT	86,600	6,256,850

See Accompanying Notes to Financial Statements.

7

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Lexington Corporate Properties Trust, REIT	144,100	3,112,560
LTC Properties, Inc., REIT	55,400	1,238,190
National Retail Properties, Inc., REIT	157,700	3,146,115
New Century Financial Corp., REIT	153,650	7,029,488
Parkway Properties, Inc., REIT	38,600	1,756,300
Shurgard Storage Centers, Inc., Class A, REIT	128,900	8,056,250
Sovran Self Storage, Inc., REIT	48,300	2,453,157
Real Estate Investment Trusts (REITs) Total		56,036,927
Thrifts & Mortgage Finance – 2.2%
Anchor BanCorp Wisconsin, Inc.	50,200	1,514,534
Bank Mutual Corp.	165,700	2,024,854
BankAtlantic Bancorp, Inc., Class A	123,900	1,838,676
Bankunited Financial Corp., Class A	87,300	2,664,396
Brookline Bancorp, Inc.	167,800	2,310,606
Dime Community Bancshares	73,300	994,681
Downey Financial Corp.	56,900	3,860,665
Fidelity Bankshares, Inc.	61,000	1,941,020
FirstFed Financial Corp. (a)	45,200	2,606,684
Flagstar BanCorp, Inc.	96,900	1,546,524
Franklin Bank Corp. (a)	63,800	1,288,122
Fremont General Corp.	178,300	3,309,248
Harbor Florida Bancshares, Inc.	53,200	1,975,848
MAF Bancorp, Inc.	78,800	3,375,792
TrustCo Bank Corp. NY	204,400	2,252,488
Thrifts & Mortgage Finance Total		33,504,138
FINANCIALS TOTAL		238,014,803
HEALTH CARE – 11.8%
Biotechnology – 0.2%
ArQule, Inc. (a)	96,600	544,824
Regeneron Pharmaceuticals, Inc. (a)	121,000	1,551,220
Savient Pharmaceuticals, Inc. (a)	168,500	884,625
Biotechnology Total		2,980,669
Health Care Equipment & Supplies – 5.8%
American Medical Systems Holdings, Inc. (a)	190,200	3,166,830
Analogic Corp.	38,000	1,771,180
ArthroCare Corp. (a)	71,200	2,991,112

See Accompanying Notes to Financial Statements.

8

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – (continued)
BioLase Technology, Inc. (a)	63,500	533,400
Biosite, Inc. (a)	46,900	2,141,454
CONMED Corp. (a)	76,600	1,585,620
Cooper Companies, Inc.	122,500	5,425,525
Cyberonics, Inc. (a)	59,700	1,272,804
Datascope Corp.	34,500	1,063,980
Diagnostic Products Corp.	64,500	3,751,965
DJ Orthopedics, Inc. (a)	62,000	2,283,460
Greatbatch, Inc. (a)	59,400	1,401,840
Haemonetics Corp. (a)	73,300	3,409,183
Hologic, Inc. (a)	124,200	6,130,512
ICU Medical, Inc. (a)	38,900	1,643,136
IDEXX Laboratories, Inc. (a)	86,000	6,461,180
Immucor, Inc. (a)	184,787	3,553,454
Integra LifeSciences Holdings Corp. (a)	48,300	1,874,523
Intermagnetics General Corp. (a)	105,875	2,856,507
Invacare Corp.	86,800	2,159,584
Kensey Nash Corp. (a)	27,400	808,300
Laserscope (a)	54,900	1,691,469
Mentor Corp.	104,200	4,532,700
Merit Medical Systems, Inc. (a)	74,200	1,020,992
Osteotech, Inc. (a)	47,100	190,284
PolyMedica Corp.	63,000	2,265,480
Possis Medical, Inc. (a)	46,800	412,308
ResMed, Inc. (a)	205,500	9,648,225
Respironics, Inc. (a)	198,000	6,775,560
SurModics, Inc. (a)	42,800	1,545,508
Theragenics Corp. (a)	87,400	298,034
Viasys Healthcare, Inc. (a)	88,200	2,257,920
Vital Signs, Inc.	16,100	797,433
Health Care Equipment & Supplies Total		87,721,462
Health Care Providers & Services – 3.7%
Amedisys, Inc. (a)	43,500	1,648,650
AMERIGROUP Corp. (a)	140,850	4,371,984
AmSurg Corp. (a)	81,200	1,847,300
Centene Corp. (a)	117,400	2,762,422
Chemed Corp.	71,300	3,887,989
Cross Country Healthcare, Inc. (a)	56,800	1,033,192
CryoLife, Inc. (a)	60,200	325,080
Genesis HealthCare Corp. (a)	53,300	2,524,821

See Accompanying Notes to Financial Statements.

9

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
Gentiva Health Services, Inc. (a)	73,300	1,174,999
Healthways, Inc. (a)	94,000	4,948,160
Hooper Holmes, Inc.	180,400	550,220
inVentiv Health, Inc. (a)	79,400	2,285,132
LCA-Vision, Inc.	56,600	2,994,706
Matria Healthcare, Inc. (a)	57,100	1,223,082
Odyssey Healthcare, Inc. (a)	94,150	1,654,216
Owens & Minor, Inc.	109,200	3,123,120
Pediatrix Medical Group, Inc. (a)	132,100	5,984,130
RehabCare Group, Inc. (a)	46,300	804,694
Sierra Health Services, Inc. (a)	135,800	6,115,074
Sunrise Senior Living, Inc. (a)	115,200	3,185,280
United Surgical Partners International, Inc. (a)	121,050	3,639,973
Health Care Providers & Services Total		56,084,224
Health Care Technology – 0.6%
Cerner Corp. (a)	171,100	6,349,521
Dendrite International, Inc. (a)	119,000	1,099,560
Per-Se Technologies, Inc. (a)	90,327	2,274,434
Health Care Technology Total		9,723,515
Life Sciences Tools & Services – 0.7%
Cambrex Corp.	73,100	1,522,673
Dionex Corp. (a)	54,500	2,978,970
Enzo Biochem, Inc. (a)	74,720	1,126,778
Kendle International, Inc. (a)	33,400	1,226,782
PAREXEL International Corp. (a)	74,000	2,134,900
SFBC International, Inc. (a)	49,500	750,420
Life Sciences Tools & Services Total		9,740,523
Pharmaceuticals – 0.8%
Alpharma, Inc., Class A	116,300	2,795,852
Bradley Pharmaceuticals, Inc. (a)	41,400	422,280
CNS, Inc.	38,100	933,450
Connetics Corp. (a)	91,500	1,076,040
MGI Pharma, Inc. (a)	212,800	4,575,200
Noven Pharmaceuticals, Inc. (a)	64,500	1,154,550

See Accompanying Notes to Financial Statements.

10

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
Sciele Pharma, Inc. (a)	77,000	1,785,630
Pharmaceuticals Total		12,743,002
HEALTH CARE TOTAL		178,993,395
INDUSTRIALS – 17.6%
Aerospace & Defense – 2.0%
AAR Corp. (a)	99,300	2,207,439
Applied Signal Technology, Inc.	32,100	546,984
Armor Holdings, Inc. (a)	81,900	4,490,577
Ceradyne, Inc. (a)	73,100	3,617,719
Cubic Corp.	42,200	827,542
Curtiss-Wright Corp.	119,400	3,687,072
EDO Corp.	40,500	985,770
Esterline Technologies Corp. (a)	69,300	2,882,187
GenCorp, Inc. (a)	150,700	2,415,721
Moog, Inc., Class A (a)	101,175	3,462,208
Teledyne Technologies, Inc. (a)	93,300	3,056,508
Triumph Group, Inc. (a)	43,900	2,107,200
Aerospace & Defense Total		30,286,927
Air Freight & Logistics – 0.7%
EGL, Inc. (a)	91,600	4,598,320
Forward Air Corp.	85,750	3,492,598
HUB Group, Inc., Class A (a)	112,600	2,762,078
Air Freight & Logistics Total		10,852,996
Airlines – 0.4%
Frontier Airlines Holdings, Inc. (a)	99,700	718,837
Mesa Air Group, Inc. (a)	98,500	970,225
Skywest, Inc.	173,500	4,302,800
Airlines Total		5,991,862
Building Products – 1.2%
Apogee Enterprises, Inc.	76,200	1,120,140
ElkCorp.	49,700	1,380,169
Griffon Corp. (a)	68,900	1,798,290
Lennox International, Inc.	156,600	4,146,768
NCI Building Systems, Inc. (a)	56,000	2,977,520
Simpson Manufacturing Co., Inc.	100,300	3,615,815
Universal Forest Products, Inc.	44,700	2,804,031
Building Products Total		17,842,733
Commercial Services & Supplies – 3.7%
Healthcare Services Group, Inc.	74,300	1,556,585
ABM Industries, Inc.	104,900	1,793,790

See Accompanying Notes to Financial Statements.

11

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – (continued)
Administaff, Inc.	64,000	2,291,840
Angelica Corp.	25,700	450,778
Bowne & Co., Inc.	86,600	1,238,380
Brady Corp., Class A	144,700	5,330,748
CDI Corp.	34,300	994,700
Central Parking Corp.	49,000	784,000
Coinstar, Inc. (a)	76,000	1,819,440
Consolidated Graphics, Inc. (a)	32,200	1,676,332
G&K Services, Inc., Class A	58,000	1,989,400
Heidrick & Struggles International, Inc. (a)	50,000	1,692,000
John H. Harland Co.	73,100	3,179,850
Labor Ready, Inc. (a)	148,600	3,365,790
Mobile Mini, Inc. (a)	96,000	2,808,960
NCO Group, Inc. (a)	88,000	2,326,720
On Assignment, Inc. (a)	71,100	653,409
School Specialty, Inc. (a)	62,500	1,990,625
Spherion Corp. (a)	156,700	1,429,104
Standard Register Co.	34,700	411,195
Tetra Tech, Inc. (a)	156,400	2,774,536
United Stationers, Inc. (a)	86,100	4,246,452
Viad Corp.	60,500	1,893,650
Volt Information Sciences, Inc. (a)	22,400	1,043,840
Waste Connections, Inc. (a)	121,350	4,417,140
Watson Wyatt & Co. Holdings	115,300	4,051,642
Commercial Services & Supplies Total		56,210,906
Construction & Engineering – 1.1%
EMCOR Group, Inc. (a)	85,700	4,171,019
Insituform Technologies, Inc., Class A (a)	74,000	1,693,860
Shaw Group, Inc. (a)	218,700	6,079,860
URS Corp. (a)	121,300	5,094,600
Construction & Engineering Total		17,039,339
Electrical Equipment – 1.4%
A.O. Smith Corp.	55,800	2,586,888
Acuity Brands, Inc.	122,300	4,758,693
Baldor Electric Co.	74,600	2,334,234
Belden CDT, Inc.	115,850	3,828,842
C&D Technologies, Inc.	69,600	523,392
MagneTek, Inc. (a)	79,300	214,110

See Accompanying Notes to Financial Statements.

12

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Electrical Equipment – (continued)
Regal-Beloit Corp.	83,800	3,699,770
Vicor Corp.	52,900	876,553
Woodward Governor Co.	81,100	2,474,361
Electrical Equipment Total		21,296,843
Industrial Conglomerates – 0.2%
Standex International Corp.	30,300	919,605
Tredegar Corp.	76,100	1,203,902
Industrial Conglomerates Total		2,123,507
Machinery – 4.3%
A.S.V., Inc. (a)	48,800	1,124,352
Albany International Corp., Class A	81,100	3,437,829
Astec Industries, Inc. (a)	49,700	1,695,764
Barnes Group, Inc.	98,200	1,959,090
Briggs & Stratton Corp.	139,300	4,333,623
CLARCOR, Inc.	141,100	4,203,369
EnPro Industries, Inc. (a)	57,500	1,932,000
Gardner Denver, Inc. (a)	142,600	5,490,100
IDEX Corp.	145,450	6,865,240
JLG Industries, Inc.	289,800	6,520,500
Kaydon Corp.	76,800	2,865,408
Lindsay Manufacturing Co.	31,400	851,568
Lydall, Inc. (a)	44,200	407,524
Manitowoc Co., Inc.	166,800	7,422,600
Mueller Industries, Inc.	100,400	3,316,212
Robbins & Myers, Inc.	31,800	831,252
Toro Co.	116,200	5,426,540
Valmont Industries, Inc.	46,300	2,152,487
Wabash National Corp.	84,900	1,304,064
Watts Water Technologies, Inc., Class A	69,400	2,328,370
Wolverine Tube, Inc. (a)	41,100	150,837
Machinery Total		64,618,729
Marine – 0.4%
Kirby Corp. (a)	143,600	5,672,200
Marine Total		5,672,200
Road & Rail – 1.7%
Arkansas Best Corp.	68,800	3,454,448
Heartland Express, Inc.	163,568	2,926,232
Kansas City Southern (a)	205,100	5,681,270
Knight Transportation, Inc.	156,700	3,165,340
Landstar System, Inc.	160,700	7,589,861

See Accompanying Notes to Financial Statements.

13

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – (continued)
Old Dominion Freight Line, Inc. (a)	77,250	2,903,827
Road & Rail Total		25,720,978
Trading Companies & Distributors – 0.5%
Applied Industrial Technologies, Inc.	101,125	2,458,349
Kaman Corp.	65,500	1,192,100
Lawson Products, Inc.	12,500	492,750
Watsco, Inc.	65,300	3,906,246
Trading Companies & Distributors Total		8,049,445
INDUSTRIALS TOTAL		265,706,465
INFORMATION TECHNOLOGY – 16.1%
Communications Equipment – 1.0%
Bel Fuse, Inc., Class B	32,100	1,053,201
Black Box Corp.	47,600	1,824,508
Blue Coat Systems, Inc. (a)	39,400	664,284
C-COR, Inc. (a)	130,800	1,009,776
Comtech Telecommunications Corp. (a)	55,400	1,621,558
Digi International, Inc. (a)	56,700	710,451
Ditech Networks, Inc. (a)	88,100	768,232
Harmonic, Inc. (a)	202,100	905,408
Inter-Tel, Inc.	57,500	1,210,950
NETGEAR, Inc. (a)	90,300	1,954,995
Network Equipment Technologies, Inc. (a)	67,800	212,892
PC-Tel, Inc. (a)	60,200	514,108
Symmetricom, Inc. (a)	125,200	885,164
Tollgrade Communications, Inc. (a)	36,100	350,170
ViaSat, Inc. (a)	62,700	1,610,136
Communications Equipment Total		15,295,833
Computers & Peripherals – 0.9%
Adaptec, Inc. (a)	310,700	1,348,438
Avid Technology, Inc. (a)	115,075	3,835,450
Hutchinson Technology, Inc. (a)	69,900	1,511,937
Komag, Inc. (a)	83,700	3,865,266
Neoware Systems, Inc. (a)	54,000	663,660
Novatel Wireless, Inc. (a)	80,200	832,476
Synaptics, Inc. (a)	68,100	1,457,340
Computers & Peripherals Total		13,514,567

See Accompanying Notes to Financial Statements.

14

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Electronic Equipment & Instruments – 4.7%
Aeroflex, Inc. (a)	204,900	2,391,183
Agilysys, Inc.	83,200	1,497,600
Anixter International, Inc.	90,300	4,285,638
Bell Microproducts, Inc. (a)	82,600	447,692
Benchmark Electronics, Inc. (a)	175,125	4,224,015
Brightpoint, Inc. (a)	137,040	1,854,151
Checkpoint Systems, Inc. (a)	106,700	2,369,807
Cognex Corp.	127,000	3,305,810
Coherent, Inc. (a)	84,400	2,846,812
CTS Corp.	97,800	1,456,242
Daktronics, Inc.	85,600	2,471,272
Electro Scientific Industries, Inc. (a)	79,000	1,421,210
FLIR Systems, Inc. (a)	188,300	4,153,898
Gerber Scientific, Inc. (a)	61,500	800,115
Global Imaging Systems, Inc. (a)	65,100	2,687,328
Insight Enterprises, Inc. (a)	131,500	2,505,075
Itron, Inc. (a)	69,100	4,094,866
Keithley Instruments, Inc.	39,200	499,016
Littelfuse, Inc. (a)	60,800	2,090,304
LoJack Corp. (a)	51,300	967,518
Mercury Computer Systems, Inc. (a)	57,200	880,308
Methode Electronics, Inc., Class A	101,600	1,067,816
MTS Systems Corp.	49,700	1,963,647
Park Electrochemical Corp.	54,900	1,413,675
Paxar Corp. (a)	100,700	2,071,399
Photon Dynamics, Inc. (a)	46,400	580,928
Planar Systems, Inc. (a)	41,500	499,660
RadiSys Corp. (a)	57,500	1,262,700
Rogers Corp. (a)	47,500	2,676,150
ScanSource, Inc. (a)	69,900	2,049,468
Technitrol, Inc.	110,500	2,558,075
Trimble Navigation Ltd. (a)	148,900	6,646,896
X-Rite, Inc.	50,600	556,094
Electronic Equipment & Instruments Total		70,596,368
Internet Software & Services – 1.2%
Bankrate, Inc. (a)	30,400	1,147,904
Digital Insight Corp. (a)	94,100	3,226,689
InfoSpace, Inc. (a)	75,700	1,716,119
j2 Global Communications, Inc. (a)	135,400	4,227,188
MIVA, Inc. (a)	76,700	310,635

See Accompanying Notes to Financial Statements.

15

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Internet Software & Services – (continued)
United Online, Inc.	174,900	2,098,800
WebEx Communications, Inc. (a)	96,800	3,440,272
Websense, Inc. (a)	130,700	2,684,578
Internet Software & Services Total		18,852,185
IT Services – 1.8%
CACI International, Inc., Class A (a)	83,200	4,853,056
Carreker Corp. (a)	60,300	431,145
CIBER, Inc. (a)	148,700	979,933
eFunds Corp. (a)	126,700	2,793,735
Gevity HR, Inc.	71,400	1,895,670
Global Payments, Inc.	182,200	8,845,810
Keane, Inc. (a)	122,300	1,528,750
Mantech International Corp. (a)	49,100	1,515,226
MAXIMUS, Inc.	52,000	1,203,800
Startek, Inc.	30,800	460,460
TALX Corp.	87,775	1,919,639
IT Services Total		26,427,224
Semiconductors & Semiconductor Equipment – 3.0%
Actel Corp. (a)	70,400	1,010,240
Advanced Energy Industries, Inc. (a)	80,300	1,063,172
ATMI, Inc. (a)	102,000	2,511,240
Axcelis Technologies, Inc. (a)	275,200	1,623,680
Brooks Automation, Inc. (a)	203,330	2,399,294
Cohu, Inc.	61,400	1,077,570
Cymer, Inc. (a)	103,300	4,799,318
Diodes, Inc. (a)	52,200	2,163,168
DSP Group, Inc. (a)	82,500	2,050,125
ESS Technology, Inc. (a)	95,000	205,200
Exar Corp. (a)	97,900	1,299,133
FEI Co. (a)	68,400	1,551,312
Kopin Corp. (a)	186,200	672,182
Kulicke & Soffa Industries, Inc. (a)	154,600	1,145,586
Microsemi Corp. (a)	192,500	4,693,150
Pericom Semiconductor Corp. (a)	71,700	595,110
Photronics, Inc. (a)	112,900	1,670,920
Power Integrations, Inc. (a)	80,500	1,407,140
Rudolph Technologies, Inc. (a)	65,000	942,500
Skyworks Solutions, Inc. (a)	437,000	2,407,870

See Accompanying Notes to Financial Statements.

16

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
Standard Microsystems Corp. (a)	60,200	1,314,166
Supertex, Inc. (a)	32,500	1,298,050
Ultratech, Inc. (a)	65,200	1,026,248
Varian Semiconductor Equipment Associates, Inc. (a)	155,950	5,085,530
Veeco Instruments, Inc. (a)	73,400	1,749,856
Semiconductors & Semiconductor Equipment Total		45,761,760
Software – 3.5%
Altiris, Inc. (a)	64,700	1,167,188
ANSYS, Inc. (a)	104,300	4,987,626
Captaris, Inc. (a)	77,100	358,515
Catapult Communications Corp. (a)	28,200	307,380
Epicor Software Corp. (a)	149,400	1,573,182
EPIQ Systems, Inc. (a)	37,500	624,000
FactSet Research Systems, Inc.	92,800	4,389,440
FileNET Corp. (a)	114,800	3,091,564
Hyperion Solutions Corp. (a)	161,450	4,456,020
Internet Security Systems, Inc. (a)	104,800	1,975,480
JDA Software Group, Inc. (a)	79,500	1,115,385
Kronos, Inc. (a)	87,300	3,161,133
Manhattan Associates, Inc. (a)	74,800	1,517,692
MapInfo Corp. (a)	57,900	755,595
Micros Systems, Inc. (a)	105,900	4,625,712
MRO Software, Inc. (a)	60,400	1,212,228
Napster, Inc. (a)	122,400	376,992
Open Solutions, Inc. (a)	55,300	1,471,533
Phoenix Technologies Ltd. (a)	69,000	331,890
Progress Software Corp. (a)	112,000	2,621,920
Quality Systems, Inc.	45,100	1,660,582
Radiant Systems, Inc. (a)	65,000	687,050
Secure Computing Corp. (a)	147,500	1,268,500
Sonic Solutions (a)	69,000	1,138,500
SPSS, Inc. (a)	47,400	1,523,436
Take-Two Interactive Software, Inc. (a)	197,650	2,106,949
THQ, Inc. (a)	175,450	3,789,720
Software Total		52,295,212
INFORMATION TECHNOLOGY TOTAL		242,743,149
MATERIALS – 5.2%
Chemicals – 1.3%
Arch Chemicals, Inc.	65,300	2,354,065

See Accompanying Notes to Financial Statements.

17

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Chemicals – (continued)
Georgia Gulf Corp.	93,200	2,331,864
H.B. Fuller Co.	80,100	3,489,957
MacDermid, Inc.	68,900	1,984,320
Material Sciences Corp. (a)	35,000	316,050
OM Group, Inc. (a)	79,900	2,464,915
Omnova Solutions, Inc. (a)	112,900	641,272
Penford Corp.	24,300	410,670
PolyOne Corp. (a)	252,100	2,213,438
Quaker Chemical Corp.	26,700	499,290
Schulman A, Inc.	80,000	1,831,200
Tronox, Inc., Class B	112,600	1,482,942
Wellman, Inc.	47,200	190,688
Chemicals Total		20,210,671
Construction Materials – 0.4%
Headwaters, Inc. (a)	115,200	2,944,512
Texas Industries, Inc.	65,200	3,462,120
Construction Materials Total		6,406,632
Containers & Packaging – 0.6%
AptarGroup, Inc.	95,700	4,747,677
Caraustar Industries, Inc. (a)	79,200	712,800
Chesapeake Corp.	54,000	886,140
Myers Industries, Inc.	85,800	1,474,902
Rock-Tenn Co., Class A	85,800	1,368,510
Containers & Packaging Total		9,190,029
Metals & Mining – 2.4%
A.M. Castle & Co.	28,000	903,000
Aleris International, Inc. (a)	85,465	3,918,570
AMCOL International Corp.	60,400	1,591,540
Brush Engineered Materials, Inc. (a)	52,900	1,102,965
Carpenter Technology Corp.	60,300	6,964,650
Century Aluminum Co. (a)	62,700	2,237,763
Chaparral Steel Co. (a)	62,700	4,515,654
Cleveland-Cliffs, Inc.	60,100	4,765,329
Quanex Corp.	103,500	4,457,745
RTI International Metals, Inc. (a)	62,000	3,462,080
Ryerson Tull, Inc.	71,000	1,917,000
Steel Technologies, Inc.	30,400	590,976
Metals & Mining Total		36,427,272

See Accompanying Notes to Financial Statements.

18

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Paper & Forest Products – 0.5%
Buckeye Technologies, Inc. (a)	90,300	689,892
Deltic Timber Corp.	33,800	1,905,306
Neenah Paper, Inc.	40,200	1,224,090
Pope & Talbot, Inc.	44,500	277,235
Schweitzer-Mauduit International, Inc.	42,100	911,465
Wausau-Mosinee Paper Corp.	139,300	1,734,285
Paper & Forest Products Total		6,742,273
MATERIALS TOTAL		78,976,877
PRIVATE PLACEMENT – 0.0%
Private Placement – 0.0%
CSF Holdings, Inc. Escrow (a)(b)(c)	2,062	—
Private Placement Total		—
PRIVATE PLACEMENT TOTAL		—
TELECOMMUNICATION SERVICES – 0.2%
Diversified Telecommunication Services – 0.2%
Commonwealth Telephone Enterprises, Inc.	58,300	1,933,228
General Communication, Inc., Class A (a)	126,900	1,563,408
Diversified Telecommunication Services Total		3,496,636
TELECOMMUNICATION SERVICES TOTAL		3,496,636
UTILITIES – 4.6%
Electric Utilities – 1.0%
ALLETE, Inc.	82,500	3,906,375
Central Vermont Public Service Corp.	27,500	508,200
Cleco Corp.	137,300	3,192,225
El Paso Electric Co. (a)	131,900	2,659,104
Green Mountain Power Corp.	14,300	486,057
UIL Holdings Corp.	35,300	1,987,037
Unisource Energy Corp.	95,500	2,974,825
Electric Utilities Total		15,713,823
Gas Utilities – 3.2%
Atmos Energy Corp.	221,100	6,170,901
Cascade Natural Gas Corp.	31,300	660,117
Energen Corp.	200,200	7,689,682
Laclede Group, Inc.	58,100	1,996,316
New Jersey Resources Corp.	76,400	3,573,992
Northwest Natural Gas Co.	75,100	2,780,953
Piedmont Natural Gas Co.	205,100	4,983,930
South Jersey Industries, Inc.	79,500	2,177,505
Southern Union Co.	268,187	7,257,140

See Accompanying Notes to Financial Statements.

19

	Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Gas Utilities – (continued)
Southwest Gas Corp.	109,100	3,419,194
UGI Corp.	286,900	7,063,478
Gas Utilities Total		47,773,208
Multi-Utilities – 0.3%
Avista Corp.	133,300	3,043,239
CH Energy Group, Inc.	36,900	1,771,200
Multi-Utilities Total		4,814,439
Water Utilities – 0.1%
American States Water Co.	45,800	1,632,770
Water Utilities Total		1,632,770
UTILITIES TOTAL		69,934,240
Total Common Stocks (cost of $978,552,373)		1,498,712,671
Investment Company – 0.5%
iShares S&P SmallCap 600 Index Fund	129,250	8,026,425
Total Investment Companies (cost of $8,021,473)		8,026,425

	Par ($)
Short-Term Obligations – 0.1%
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 0.1%
United States Treasury Bill
4.785% 09/14/06(d)(e)	1,000,000	990,031
U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL		990,031

Total Short-Term Obligations (cost of $990,031)		990,031

Total Investments – 99.6% (cost of $987,563,877)(f)(g)		1,507,729,127

Other Assets & Liabilities, Net – 0.4%		5,587,525

Net Assets – 100.0%		1,513,316,652

See Accompanying Notes to Financial Statements.

20

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Represents fair value as determined in good faith under procedures approved by the board of trustees.

(c)	Security has no value.

(d)	Security pledged as collateral for open futures contracts.

(e)	The rate shown represents the annualized yield at the date of purchase.

(f)	Cost for federal income tax purposes is $987,563,877.

(g)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$589,318,332	$(69,153,082)	$520,165,250

At June 30, 2006, the Fund held the following open long futures contracts:

			Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
Russell 2000 Index	29	$10,606,750	$10,147,013	Sep -2006	$459,737

Acronym	Name

REIT	Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

21

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia Convertible Securities Fund

	Par ($)	Value ($)
Convertible Bonds – 68.6%
CONSUMER DISCRETIONARY – 9.9%
Hotels, Restaurants & Leisure – 3.4%
Caesars Entertainment, Inc.
5.068% 04/15/24(a)	3,680,000	4,628,336
Four Seasons Hotels & Resorts
1.875% 07/30/24	11,320,000	11,900,150
Hilton Hotels Corp.
3.375% 04/15/23	8,940,000	11,733,750
Scientific Games Corp.
0.750% 12/01/24(b)	7,158,000	9,296,452
WMS Industries, Inc.
2.750% 07/15/10	1,213,000	1,798,273
Hotels, Restaurants & Leisure Total		39,356,961
Internet & Catalog Retail – 1.8%
Amazon.com, Inc.
4.750% 02/01/09	21,673,000	20,778,989
Internet & Catalog Retail Total		20,778,989
Media – 3.2%
EchoStar Communications Corp.
5.750% 05/15/08	9,010,000	8,829,800
Lions Gate Entertainment Corp.
2.938% 10/15/24(b)	3,856,000	3,581,260
2.938% 10/15/24	1,630,000	1,513,863
3.625% 03/15/25(b)	2,960,000	2,516,000
3.625% 03/15/25	2,905,000	2,469,250
Playboy Enterprises, Inc.
3.000% 03/15/25(b)	5,000,000	4,368,750
Walt Disney Co.
2.125% 04/15/23	11,865,000	13,066,331
XM Satellite Radio Holdings, Inc.
1.750% 12/01/09	1,958,000	1,515,002
Media Total		37,860,256
Specialty Retail – 1.5%
CSK Auto Corp.
3.375% 08/15/25(b)(c) (3.125% 08/15/10)	2,987,000	2,938,461
Men’s Wearhouse, Inc.
3.125% 10/15/23	2,940,000	3,590,475

1

	Par ($)	Value ($)
Convertible Bonds – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
United Auto Group, Inc.
3.500% 04/01/26(b)	9,950,000	10,696,250
Specialty Retail Total		17,225,186
CONSUMER DISCRETIONARY TOTAL		115,221,392
CONSUMER STAPLES – 0.5%
Household Products – 0.5%
Church & Dwight
5.250% 08/15/33(b)	4,915,000	6,192,900
Household Products Total		6,192,900
CONSUMER STAPLES TOTAL		6,192,900
ENERGY – 5.2%
Energy Equipment & Services – 3.9%
Halliburton Co.
3.125% 07/15/23	6,967,000	13,968,835
Hanover Compress Co.
4.750% 01/15/14	2,460,000	3,505,500
Pride International, Inc.
3.250% 05/01/33(b)	5,513,000	7,387,420
3.250% 05/01/33	1,880,000	2,519,200
Schlumberger Ltd.
2.125% 06/01/23	10,743,000	18,061,669
Energy Equipment & Services Total		45,442,624
Oil, Gas & Consumable Fuels – 1.3%
Cheniere Energy, Inc.
2.250% 08/01/12(b)	1,987,000	2,404,270
Chesapeake Energy Corp.
2.750% 11/15/35(b)	3,231,000	3,307,736
OMI Corp.
2.875% 12/01/24(b)	6,997,000	6,480,971
2.875% 12/01/24	3,460,000	3,204,825
Oil, Gas & Consumable Fuels Total		15,397,802
ENERGY TOTAL		60,840,426
FINANCIALS – 4.0%
Commercial Banks – 0.4%
Wells Fargo & Co.
4.898% 05/01/33(a)	4,820,000	4,813,975
Commercial Banks Total		4,813,975

American Express Co.
1.850% 12/01/33(b)(c) (0.000% 12/01/06)	9,420,000	9,643,725

2

	Par ($)	Value ($)
Convertible Bonds – (continued)
FINANCIALS – (continued)
Consumer Finance – (continued)
Consumer Finance Total		9,643,725
Diversified Financial Services – 0.8%
CapitalSource, Inc.
3.500% 07/15/34(b)	8,955,000	8,809,481
Diversified Financial Services Total		8,809,481
Insurance – 1.3%
American Equity Investment Life Insurance Co.
5.250% 12/06/24(b)	3,488,000	3,640,600
Conseco, Inc.
3.500% 09/30/35(b)(c) (0.000% 09/30/10)	6,665,000	7,081,562
3.500% 09/30/35(c) (0.000% 09/30/10)	3,976,000	4,224,500
Insurance Total		14,946,662
Real Estate Investment Trusts (REITs) – 0.7%
Boston Properties, Inc., REIT
3.750% 05/15/36	2,933,000	2,881,673
Host Marriott Corp., REIT
3.250% 04/15/24(b)	4,094,000	5,424,550
Real Estate Investment Trusts (REITs) Total		8,306,223
FINANCIALS TOTAL		46,520,066
HEALTH CARE – 20.8%
Biotechnology – 4.2%
Amgen, Inc.
0.125% 02/01/11(b)	4,970,000	4,646,950
0.375% 02/01/13(b)	4,970,000	4,615,887
Amylin Pharmaceuticals
2.500% 04/15/11(b)	5,965,000	9,417,244
BioMarin Pharmaceuticals, Inc.
2.500% 03/29/13	2,987,000	3,293,168
Cubist Pharmaceuticals, Inc.
2.250% 06/15/13	3,040,000	3,169,200
Dov Pharmaceutical, Inc.
2.500% 01/15/25(b)	2,500,000	1,271,875
Invitrogen Corp.
2.000% 08/01/23	8,910,000	9,611,662
3.250% 06/15/25	1,964,000	1,841,250
Millennium Pharmaceuticals, Inc.
5.500% 01/15/07	3,346,000	3,329,270

3

	Par ($)	Value ($)
Convertible Bonds – (continued)
HEALTH CARE – (continued)
Biotechnology – (continued)
PDL BioPharma, Inc.
2.000% 02/15/12(b)	3,210,000	3,201,975
2.000% 02/15/12	982,000	979,545
Vertex Pharmaceuticals
5.000% 09/19/07	4,400,000	4,240,500
Biotechnology Total		49,618,526
Health Care Equipment & Supplies – 5.6%
Advanced Medical Optics, Inc.
2.500% 07/15/24(b)	11,988,000	13,816,170
Cytyc Corp.
2.250% 03/15/24	6,378,000	6,641,093
Edwards Lifesciences Corp.
3.875% 05/15/33	7,955,000	8,034,550
Fisher Scientific International, Inc.
3.250% 03/01/24	15,532,000	17,279,350
Medtronic, Inc.
1.500% 04/15/11(b)	10,938,000	10,459,462
St. Jude Medical, Inc.
2.800% 12/15/35	9,328,000	9,188,080
Health Care Equipment & Supplies Total		65,418,705
Health Care Providers & Services – 5.2%
Apria Healthcare Group, Inc.
3.375% 09/01/33	6,130,000	5,762,200
Emdeon Corp.
1.750% 06/15/23	9,690,000	9,338,738
3.125% 09/01/25	1,952,000	2,013,000
Henry Schein, Inc.
3.000% 08/15/34(b)	3,980,000	4,686,450
LifePoint Hospitals, Inc.
3.250% 08/15/25(b)	1,537,000	1,306,450
3.250% 08/15/25	3,820,000	3,247,000
Lincare Holdings, Inc.
3.000% 06/15/33(b)	12,890,000	12,551,637
Manor Care, Inc.
2.000% 06/01/36(b)	2,990,000	3,075,963
2.125% 08/01/35(b)(c) (1.875% 08/01/10)	2,500,000	2,800,000
2.125% 08/01/35(c) (1.875% 08/01/10)	982,000	1,099,840
Omnicare, Inc.

4

	Par ($)	Value ($)
Convertible Bonds – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
3.250% 12/15/35	16,188,000	14,670,375
Health Care Providers & Services Total		60,551,653
Life Sciences Tool & Services – 0.3%
Nektar Therapeutics
3.250% 09/28/12	2,939,000	3,196,163
Life Sciences Tool & Services Total		3,196,163
Pharmaceuticals – 5.5%
Allergan, Inc.
1.500% 04/01/26(b)	10,000,000	10,037,500
Bristol-Myers Squibb Co.
4.829% 09/15/23(a)	1,928,000	1,924,395
Sepracor, Inc.
5.000% 02/15/07	19,060,000	18,917,050
Teva Pharmaceutical Finance Co., BV
1.750% 02/01/26	15,722,000	14,326,672
Teva Pharmaceutical Finance LLC
0.250% 02/01/26	4,408,000	4,160,050
Watson Pharmaceuticals, Inc.
1.750% 03/15/23	5,600,000	4,914,000
Wyeth
4.238% 01/15/24(a)(b)	9,925,000	10,331,925
Pharmaceuticals Total		64,611,592
HEALTH CARE TOTAL		243,396,639
INDUSTRIALS – 4.3%
Aerospace & Defense – 3.3%
Ceradyne, Inc.
2.875% 12/15/35	2,944,000	3,242,080
DRS Technologies, Inc.
2.000% 02/01/26(b)	4,473,000	4,417,087
L-3 Communications Corp.
3.000% 08/01/35(b)	7,118,000	6,940,050
3.000% 08/01/35	8,568,000	8,353,800
Lockheed Martin Corp.
4.920% 08/15/33(a)	13,594,000	15,450,397
Aerospace & Defense Total		38,403,414
Airlines – 0.1%
ExpressJet Holdings, Inc.
4.250% 08/01/23	1,958,000	1,759,753
Airlines Total		1,759,753

5

	Par ($)	Value ($)
Convertible Bonds – (continued)
INDUSTRIALS – (continued)

Electrical Equipment – 0.6%
Roper Industries, Inc.
1.481% 01/15/34(c) (0.000% 01/15/09)	10,860,000	6,597,450
Electrical Equipment Total		6,597,450
Industrial Conglomerates – 0.3%
3M Co.
(d) 11/21/32	3,928,000	3,545,020
Industrial Conglomerates Total		3,545,020
INDUSTRIALS TOTAL		50,305,637
INFORMATION TECHNOLOGY – 17.2%
Communications Equipment – 2.7%
Andrew Corp.
3.250% 08/15/13(b)	2,955,000	2,862,656
AT&T Corp. - Liberty Media Group
3.500% 01/15/31(b)	7,255,000	6,883,181
JDS Uniphase Corp.
1.000% 05/15/26(b)	2,980,000	2,771,400
Liberty Media Corp.
3.500% 01/15/31	8,650,000	8,206,687
Powerwave Technologies, Inc.
1.875% 11/15/24	4,639,000	4,836,158
SafeNet, Inc.
2.500% 12/15/10(b)	7,017,000	6,087,248
Communications Equipment Total		31,647,330
Computers & Peripherals – 0.4%
Hutchinson Technology, Inc.
3.250% 01/15/26	5,549,000	4,869,247
Computers & Peripherals Total		4,869,247
Electronic Equipment & Instruments – 2.0%
Avnet, Inc.
2.000% 03/15/34	5,871,000	5,467,369
Flir Systems, Inc.
3.000% 06/01/23	972,000	1,166,400
Vishay Intertechnology, Inc.
3.625% 08/01/23(b)	9,880,000	10,250,500
3.625% 08/01/23	6,670,000	6,920,125
Electronic Equipment & Instruments Total		23,804,394
Internet Software & Services – 0.4%
CNET Networks, Inc.
0.750% 04/15/24(b)	4,975,000	4,315,813
Internet Software & Services Total		4,315,813

6

	Par ($)	Value ($)
Convertible Bonds – (continued)
INFORMATION TECHNOLOGY – (continued)
IT Services – 4.0%
Ciber, Inc.
2.875% 12/15/23(b)	8,282,000	7,370,980
CSG Systems International, Inc.
2.500% 06/15/24(b)	9,920,000	10,465,600
DST Systems, Inc.
4.125% 08/15/23(b)	11,910,000	15,750,975
Electronic Data Systems Corp.
3.875% 07/15/23(b)	12,940,000	12,842,950
IT Services Total		46,430,505
Semiconductors & Semiconductor Equipment – 3.9%
Agere Systems, Inc.
6.500% 12/15/09	8,190,000	8,097,862
Amkor Technology, Inc.
2.500% 05/15/11	1,940,000	1,787,225
ASM International NV
4.250% 12/06/11	738,000	713,093
4.250% 12/06/11(b)	2,990,000	2,889,088
Fairchild Semiconductor Corp.
5.000% 11/01/08	9,470,000	9,339,787
Intel Corp.
2.950% 12/15/35(b)	12,923,000	10,871,474
ON Semiconductor Corp.
1.875% 12/15/25(b)	2,982,000	3,105,007
Skyworks Solutions, Inc.
4.750% 11/15/07	7,092,000	7,065,405
Spansion, Inc.
2.250% 06/15/16(b)	1,985,000	2,111,544
Semiconductors & Semiconductor Equipment Total		45,980,485
Software – 3.8%
Amdocs Ltd.
0.500% 03/15/24	8,829,000	8,939,362
BEA Systems, Inc.
4.000% 12/15/06	10,232,000	10,116,890
Fair Isaac Corp.
1.500% 08/15/23(b)	3,955,000	4,039,044
1.500% 08/15/23	4,900,000	5,004,125
Mentor Graphics Corp.
6.250% 03/01/26	1,919,000	2,091,710

7

	Par ($)	Value ($)
Convertible Bonds – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
Open Solutions, Inc.
1.467% 02/02/35(b)(c) (0.000% 02/02/12)	5,480,000	3,198,950
Sybase, Inc.
1.750% 02/22/25(b)	11,420,000	10,991,750
Software Total		44,381,831
INFORMATION TECHNOLOGY TOTAL		201,429,605
MATERIALS – 1.3%
Containers & Packaging – 1.3%
Sealed Air Corp.
3.000% 06/30/33(b)	15,070,000	14,467,200
Containers & Packaging Total		14,467,200
MATERIALS TOTAL		14,467,200
TELECOMMUNICATION SERVICES – 3.6%
Diversified Telecommunication Services – 1.2%
Commonwealth Telephone Enterprises, Inc.
3.250% 07/15/23	5,473,000	5,315,651
Liberty Media Corp.
4.000% 11/15/29	2,338,000	1,437,870
Time Warner Telecom, Inc.
2.375% 04/01/26	6,762,000	6,990,218
Diversified Telecommunication Services Total		13,743,739
Wireless Telecommunication Services – 2.4%
American Tower Corp.
3.000% 08/15/12	8,350,000	13,620,937
Logix Communications Enterprises
1.500% 10/01/25	743,000	740,214
1.500% 10/01/25(b)	3,975,000	3,960,094
Nextel Communications, Inc.
5.250% 01/15/10	2,862,000	2,765,407
NII Holdings, Inc.
2.750% 08/15/25(b)	5,475,000	7,254,375
Wireless Telecommunication Services Total		28,341,027
TELECOMMUNICATION SERVICES TOTAL		42,084,766
UTILITIES – 1.8%
Electric Utilities – 0.8%
Centerpoint Energy, Inc.
2.875% 01/15/24(b)	2,979,000	3,098,160
3.750% 05/15/23	5,580,000	6,354,225
Electric Utilities Total		9,452,385

8

		Par ($)	Value ($)
Convertible Bonds – (continued)
UTILITIES – (continued)
Electric Utilities – (continued)
Multi-Utilities – 1.0%
CMS Energy Corp.
2.875% 12/01/24		1,950,000	2,079,188
Dominion Resources, Inc.
2.125% 12/15/23		9,355,000	9,869,525
Multi-Utilities Total			11,948,713
UTILITIES TOTAL			21,401,098
Total Convertible Bonds (cost of $771,310,039)			801,859,729
		Shares
Convertible Preferred Stocks – 18.5%
CONSUMER DISCRETIONARY – 0.1%
Media – 0.1%
Interpublic Group of Companies, Inc.	5.250% (b)	998	843,310
Media Total			843,310
CONSUMER DISCRETIONARY TOTAL			843,310
CONSUMER STAPLES – 1.9%
Beverages – 0.8%
Constellation Brands, Inc.	5.750%	260,150	9,658,069
Beverages Total			9,658,069
Food & Staples Retailing – 0.1%
Rite Aid Corp.	7.000%	23,200	1,197,700
Food & Staples Retailing Total			1,197,700
Food Products – 1.0%
Lehman Brothers Holdings, Inc.	6.250%	450,500	11,769,312
Food Products Total			11,769,312
CONSUMER STAPLES TOTAL			22,625,081
ENERGY – 1.4%
Oil, Gas & Consumable Fuels – 1.4%
Chesapeake Energy Corp.	4.500%	24,500	2,287,687
Chesapeake Energy Corp.	5.000% (b)	90,000	11,913,750
Goodrich Petroleum Corp.	5.375% (b)	39,760	2,178,073
Oil, Gas & Consumable Fuels Total			16,379,510
ENERGY TOTAL			16,379,510
FINANCIALS – 7.8%
Capital Markets – 0.5%
E*Trade Financial Corp.	6.125%	132,430	3,972,900
Lazard Ltd.	6.625%	52,108	1,882,141
Capital Markets Total			5,855,041

9

		Shares	Value ($)
Convertible Bonds – (continued)
FINANCIALS – (continued)
Insurance – 4.5%
Alleghany Corp.	5.750%	25,950	7,165,444
Citigroup Funding, Inc.	0.000%	389,000	12,603,600
Fortis Insurance	7.750% (b)	1,490	1,926,242
Hartford Financial Services Group, Inc.	7.000%	27,780	2,080,028
Metlife, Inc.	6.375%	146,370	4,043,471
Reinsurance Group of America, Inc.	5.750%	66,000	4,083,750
Travelers Property Casualty Corp.	4.500%	490,245	12,020,807
XL Capital Ltd.	6.500%	404,750	8,447,133
Insurance Total			52,370,475
Real Estate Investment Trusts (REITs) – 1.4%
Citigroup Regency Centers, REIT	2.000%	254,200	13,157,392
FelCor Lodging Trust, Inc., REIT	7.800%	144,577	3,524,064
Real Estate Investment Trusts (REITs) Total			16,681,456
Thrifts & Mortgage Finance – 1.4%
Sovereign Capital Trust IV	4.375%	139,250	6,301,062
Washington Mutual	5.375%	76,800	4,329,984
Washington Mutual	5.375% (b)	101,200	5,705,656
Thrifts & Mortgage Finance Total			16,336,702
FINANCIALS TOTAL			91,243,674
HEALTH CARE – 1.6%
Health Care Providers & Services – 0.1%
Omnicare Capital Trust II	4.000%	21,330	1,370,453
Health Care Providers & Services Total			1,370,453
Pharmaceuticals – 1.5%
Schering-Plough Corp.	6.000%	336,240	16,938,090
Pharmaceuticals Total			16,938,090
HEALTH CARE TOTAL			18,308,543
INDUSTRIALS – 1.0%
Aerospace & Defense – 0.2%
Northrop Grumman Corp.	7.000%	20,000	2,530,000
Aerospace & Defense Total			2,530,000
Road & Rail – 0.3%
Kansas City Southern	5.125%	3,191	3,466,623
Road & Rail Total			3,466,623

10

		Shares	Value ($)
Convertible Bonds – (continued)
INDUSTRIALS – (continued)
Trading Companies & Distributors – 0.5%
United Rentals Trust I	6.500%	130,440	6,163,290
Trading Companies & Distributors Total			6,163,290
INDUSTRIALS TOTAL			12,159,913
INFORMATION TECHNOLOGY – 0.8%
Office Electronics – 0.8%
Xerox Corp.	6.250%	80,090	9,060,181
Office Electronics Total			9,060,181
INFORMATION TECHNOLOGY TOTAL			9,060,181
MATERIALS – 1.8%
Chemicals – 1.2%
Celanese Corp.	4.250%	228,000	6,811,500
Huntsman Corp.	5.000%	172,038	6,687,977
Chemicals Total			13,499,477
Containers & Packaging – 0.2%
Smurfit-Stone Container Corp.	7.000%	97,000	2,158,250
Containers & Packaging Total			2,158,250
Metals & Mining – 0.4%
Freeport-McMoRan Copper & Gold, Inc.	5.500%	4,070	5,101,236
Metals & Mining Total			5,101,236
MATERIALS TOTAL			20,758,963
TELECOMMUNICATION SERVICES – 0.9%
Wireless Telecommunication Services – 0.9%
Crown Castle International Corp.	6.250%	187,085	10,383,218
Wireless Telecommunication Services Total			10,383,218
TELECOMMUNICATION SERVICES TOTAL			10,383,218
UTILITIES – 1.2%
Electric Utilities – 0.8%
Entergy Corp.	7.625%	185,695	9,325,603
Electric Utilities Total			9,325,603
Gas Utilities – 0.4%
Southern Union Co.	5.000%	92,920	4,936,375
Gas Utilities Total			4,936,375
UTILITIES TOTAL			14,261,978
	Total Convertible Preferred Stocks (cost of $200,677,618)		216,024,371

11

		Shares	Value ($)
Common Stocks – 9.1%
CONSUMER DISCRETIONARY – 0.1%
Multi-Line Retail – 0.1%
	Federated Department Stores, Inc.	40,000	1,464,000
Multi-Line Retail Total			1,464,000
CONSUMER DISCRETIONARY TOTAL			1,464,000
CONSUMER STAPLES – 0.6%
Beverages – 0.1%
	Anheuser-Busch Companies, Inc.	25,000	1,139,750
Beverages Total			1,139,750
Household Products – 0.5%
	Procter & Gamble Co.	100,000	5,560,000
Household Products Total			5,560,000
CONSUMER STAPLES TOTAL			6,699,750
ENERGY – 1.6%
Oil, Gas & Consumable Fuels – 1.6%
	Exxon Mobil Corp.	108,400	6,650,340
	Williams Companies, Inc.	503,676	11,765,871
Oil, Gas & Consumable Fuels Total			18,416,211
ENERGY TOTAL			18,416,211
FINANCIALS – 0.6%
Insurance – 0.6%
	Prudential Financial, Inc.	94,078	7,309,861
Insurance Total			7,309,861
FINANCIALS TOTAL			7,309,861
HEALTH CARE – 1.3%
Biotechnology – 0.4%
	Amgen, Inc. (e)	70,300	4,585,669
Biotechnology Total			4,585,669
Health Care Equipment & Supplies – 0.1%
	Medtronic, Inc.	20,000	938,400
Health Care Equipment & Supplies Total			938,400
Health Care Providers & Services – 0.8%
	Aetna, Inc.	130,000	5,190,900
	CIGNA Corp.	49,000	4,826,990
Health Care Providers & Services Total			10,017,890
HEALTH CARE TOTAL			15,541,959
INDUSTRIALS – 2.4%
Building Products – 0.9%
	Lennox International, Inc.	386,599	10,237,142
Building Products Total			10,237,142

12

		Shares	Value ($)
Convertible Bonds – (continued)
INDUSTRIALS – (continued)
Electrical Equipment – 0.1%
	Medis Technologies Ltd. (e)	67,900	1,377,012
Electrical Equipment Total			1,377,012
Industrial Conglomerates – 1.2%
	General Electric Co.	110,000	3,625,600
	Tyco International Ltd.	359,075	9,874,562
Industrial Conglomerates Total			13,500,162
Machinery – 0.1%
	Cummins, Inc.	10,800	1,320,300
Machinery Total			1,320,300
Road & Rail – 0.1%
	Canadian National Railway Co.	30,000	1,312,500
Road & Rail Total			1,312,500
INDUSTRIALS TOTAL			27,747,116
INFORMATION TECHNOLOGY – 2.1%
Communications Equipment – 0.2%
	Nokia Oyj, ADR	75,500	1,529,630
	QUALCOMM, Inc.	25,000	1,001,750
Communications Equipment Total			2,531,380
Electronic Equipment & Instruments – 1.0%
	Trimble Navigation Ltd. (e)	265,000	11,829,600
Electronic Equipment & Instruments Total			11,829,600
Internet Software & Services – 0.8%
	Yahoo!, Inc. (e)	285,600	9,424,800
Internet Software & Services Total			9,424,800
Semiconductors & Semiconductor Equipment – 0.1%
	Broadcom Corp., Class A (e)	35,000	1,051,750
Semiconductors & Semiconductor Equipment Total			1,051,750
INFORMATION TECHNOLOGY TOTAL			24,837,530
MATERIALS – 0.4%
Containers & Packaging – 0.4%
	Temple-Inland, Inc.	100,016	4,287,686
Containers & Packaging Total			4,287,686
MATERIALS TOTAL			4,287,686
	Total Common Stocks (cost of $87,060,180)		106,304,113

13

	Par ($)	Value ($)
Short-Term Obligation – 0.4%
Repurchase agreement with State Street Bank & Trust Co. dated 06/30/06, due 07/03/06 at 5.100%, collateralized by a U.S. Government Obligation maturing 08/15/08, market value of $5,421,500 (repurchase proceeds $5,313,257)	5,311,000	5,311,000

Total Short-Term Obligation (cost of $5,311,000)		5,311,000

Total Investments – 96.6% (cost of $1,064,358,837)(f)(g)		1,129,499,213

Other Assets & Liabilities, Net – 3.4%		39,487,563

Net Assets – 100.0%		1,168,986,776

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2006.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities, which are not illiquid, amounted to $365,502,033, which represents 31.3% of net assets.

(c)	Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(d)	Zero coupon bond.

(e)	Non-income producing security.

(f)	Cost for federal income tax purposes is $1,064,358,837.

(g)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

14

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$97,329,778	$(32,189,402)	$65,140,376

Acronym	Name
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

15

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia Asset Allocation Fund II

	Shares	Value ($)*
Common Stocks – 65.1%
CONSUMER DISCRETIONARY – 7.1%
Automobiles – 0.2%
Harley-Davidson, Inc.	7,200	395,208
Automobiles Total		395,208
Diversified Consumer Services – 0.3%
Career Education Corp. (a)	800	23,912
ServiceMaster Co.	20,600	212,798
Weight Watchers International, Inc.	6,100	249,429
Diversified Consumer Services Total		486,139
Hotels, Restaurants & Leisure – 1.5%
Brinker International, Inc.	21,900	794,970
Darden Restaurants, Inc.	9,600	378,240
McDonald’s Corp.	23,700	796,320
Yum! Brands, Inc.	6,800	341,836
Hotels, Restaurants & Leisure Total		2,311,366
Household Durables – 0.6%
Centex Corp.	10,300	518,090
NVR, Inc. (a)	600	294,750
Pulte Homes, Inc.	5,800	166,982
Household Durables Total		979,822
Internet & Catalog Retail – 0.0%
Liberty Media Holding Corp., Interactive Series A (a)	700	12,082
Internet & Catalog Retail Total		12,082
Media – 2.0%
CBS Corp., Class B	15,200	411,160
EchoStar Communications Corp., Class A (a)	11,100	341,991
John Wiley & Sons, Inc., Class A	700	23,240
Liberty Media Holding Corp., Capital Series A (a)	100	8,377
McGraw-Hill Companies, Inc.	22,300	1,120,129
Time Warner, Inc.	37,700	652,210
Viacom, Inc., Class B (a)	9,300	333,312
Walt Disney Co.	8,300	249,000
Media Total		3,139,419
Multi-Line Retail – 0.7%
Dollar General Corp.	18,400	257,232
J.C. Penney Co., Inc.	6,600	445,566
Kohl’s Corp. (a)	2,400	141,888
Nordstrom, Inc.	7,500	273,750
Multi-Line Retail Total		1,118,436

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – 1.7%
American Eagle Outfitters, Inc.	1,000	34,040
Autonation, Inc. (a)	17,300	370,912
Autozone, Inc. (a)	1,800	158,760
Barnes & Noble, Inc.	9,900	361,350
Bed Bath & Beyond, Inc. (a)	3,400	112,778
Home Depot, Inc.	21,100	755,169
Limited Brands, Inc.	2,200	56,298
Lowe’s Companies, Inc.	500	30,335
Sherwin-Williams Co.	900	42,732
Staples, Inc.	16,100	391,552
TJX Companies., Inc.	17,400	397,764
Specialty Retail Total		2,711,690
Textiles, Apparel & Luxury Goods – 0.1%
Coach, Inc. (a)	3,200	95,680
Textiles, Apparel & Luxury Goods Total		95,680
CONSUMER DISCRETIONARY TOTAL		11,249,842
CONSUMER STAPLES – 5.9%
Beverages – 1.9%
Coca-Cola Co.	36,700	1,578,834
Diageo PLC, ADR	7,200	486,360
Pepsi Bottling Group, Inc.	2,700	86,805
PepsiCo, Inc.	13,800	828,552
Beverages Total		2,980,551
Food & Staples Retailing – 1.3%
CVS Corp.	2,900	89,030
Kroger Co.	9,800	214,228
Safeway, Inc.	1,400	36,400
SUPERVALU, Inc.	6,200	190,340
Sysco Corp.	15,100	461,456
Wal-Mart Stores, Inc.	23,700	1,141,629
Food & Staples Retailing Total		2,133,083
Food Products – 0.5%
Dean Foods Co. (a)	11,000	409,090
General Mills, Inc.	3,700	191,142
Hormel Foods Corp.	800	29,712
Pilgrim’s Pride Corp.	100	2,580
Sara Lee Corp.	5,200	83,304
Food Products Total		715,828

2

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Household Products – 0.3%
Colgate-Palmolive Co.	5,000	299,500
Procter & Gamble Co.	3,600	200,160
Household Products Total		499,660
Personal Products – 0.0%
Avon Products, Inc.	400	12,400
Personal Products Total		12,400
Tobacco – 1.9%
Altria Group, Inc.	17,900	1,314,397
Loews Corp. - Carolina Group	4,900	251,713
Reynolds American, Inc.	11,800	1,360,540
Tobacco Total		2,926,650
CONSUMER STAPLES TOTAL		9,268,172
ENERGY – 6.1%
Energy Equipment & Services – 0.4%
Patterson-UTI Energy, Inc.	22,700	642,637
Energy Equipment & Services Total		642,637
Oil, Gas & Consumable Fuels – 5.7%
Anadarko Petroleum Corp.	4,100	195,529
Apache Corp.	8,300	566,475
Chevron Corp.	16,300	1,011,578
ConocoPhillips	18,600	1,218,858
Devon Energy Corp.	5,000	302,050
EOG Resources, Inc.	1,300	90,142
Exxon Mobil Corp.	56,600	3,472,410
Hess Corp.	4,200	221,970
Holly Corp.	2,700	130,140
Marathon Oil Corp.	2,800	233,240
Occidental Petroleum Corp.	3,600	369,180
Sunoco, Inc.	10,200	706,758
W&T Offshore, Inc.	14,800	575,572
Oil, Gas & Consumable Fuels Total		9,093,902
ENERGY TOTAL		9,736,539
FINANCIALS – 14.3%
Capital Markets – 3.6%
Ameriprise Financial, Inc.	900	40,203
Bear Stearns Companies, Inc.	800	112,064
Charles Schwab Corp.	14,900	238,102
Goldman Sachs Group, Inc.	7,900	1,188,397
Lehman Brothers Holdings, Inc.	15,000	977,250
Mellon Financial Corp.	13,100	451,033

3

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Capital Markets – (continued)
Merrill Lynch & Co., Inc.	14,800	1,029,488
Morgan Stanley	15,700	992,397
Northern Trust Corp.	500	27,650
State Street Corp.	10,700	621,563
T. Rowe Price Group, Inc.	400	15,124
Capital Markets Total		5,693,271
Commercial Banks – 2.3%
BB&T Corp.	400	16,636
Comerica, Inc.	7,500	389,925
KeyCorp	1,300	46,384
Marshall & Ilsley Corp.	1,300	59,462
National City Corp.	3,600	130,284
SunTrust Banks, Inc.	5,000	381,300
U.S. Bancorp	31,300	966,544
Wachovia Corp.	11,900	643,552
Wells Fargo & Co.	13,700	918,996
Commercial Banks Total		3,553,083
Consumer Finance – 0.1%
AmeriCredit Corp. (a)	2,500	69,800
SLM Corp.	900	47,628
Consumer Finance Total		117,428
Diversified Financial Services – 2.5%
Citigroup, Inc.	49,700	2,397,528
JPMorgan Chase & Co.	34,500	1,449,000
Leucadia National Corp.	5,800	169,302
Diversified Financial Services Total		4,015,830
Insurance – 4.4%
Allstate Corp.	15,600	853,788
Ambac Financial Group, Inc.	5,800	470,380
American International Group, Inc.	21,600	1,275,480
CNA Financial Corp. (a)	1,600	52,736
Endurance Specialty Holdings Ltd.	9,800	313,600
Fidelity National Financial, Inc.	4,200	163,590
Fidelity National Title Group, Inc., Class A	12,600	247,842
Hartford Financial Services Group, Inc.	6,100	516,060
Lincoln National Corp.	1,500	84,660
MBIA, Inc.	2,800	163,940
MetLife, Inc.	11,400	583,794

4

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Principal Financial Group, Inc.	7,700	428,505
Progressive Corp.	11,700	300,807
Prudential Financial, Inc.	10,400	808,080
SAFECO Corp.	3,400	191,590
St. Paul Travelers Companies, Inc.	9,000	401,220
Transatlantic Holdings, Inc.	1,200	67,080
Insurance Total		6,923,152
Real Estate Investment Trusts (REITs) – 0.1%
Apartment Investment & Management Co., Class A, REIT	800	34,760
Equity Office Properties Trust, REIT	1,600	58,416
General Growth Properties, Inc., REIT	2,300	103,638
Vornado Realty Trust, REIT	100	9,755
Real Estate Investment Trusts (REITs) Total		206,569
Real Estate Management & Development – 0.2%
CB Richard Ellis Group, Inc., Class A (a)	4,500	112,050
Forest City Enterprises, Inc., Class A	4,600	229,586
Real Estate Management & Development Total		341,636
Thrifts & Mortgage Finance – 1.1%
Countrywide Financial Corp.	3,100	118,048
Fannie Mae	6,600	317,460
Freddie Mac	7,800	444,678
IndyMac Bancorp, Inc.	2,100	96,285
MGIC Investment Corp.	4,300	279,500
PMI Group Inc.	5,800	258,564
Washington Mutual, Inc.	5,700	259,806
Thrifts & Mortgage Finance Total		1,774,341
FINANCIALS TOTAL		22,625,310
HEALTH CARE – 8.1%
Biotechnology – 1.2%
Amgen, Inc. (a)	17,900	1,167,617
Cephalon, Inc. (a)	1,700	102,170
Gilead Sciences, Inc. (a)	11,800	698,088
Biotechnology Total		1,967,875
Health Care Equipment & Supplies – 0.9%
Becton, Dickinson & Co.	900	55,017
Biomet, Inc.	2,500	78,225
Boston Scientific Corp. (a)	39,000	656,760
Kinetic Concepts, Inc. (a)	5,500	242,825
Medtronic, Inc.	5,000	234,600

5

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – (continued)
Waters Corp. (a)	100	4,440
Zimmer Holdings, Inc. (a)	3,100	175,832
Health Care Equipment & Supplies Total		1,447,699
Health Care Providers & Services – 2.0%
Aetna, Inc.	12,000	479,160
AmerisourceBergen Corp.	4,500	188,640
Cardinal Health, Inc.	5,600	360,248
Caremark Rx, Inc.	3,500	174,545
CIGNA Corp.	7,000	689,570
Express Scripts, Inc. (a)	200	14,348
HCA, Inc.	1,800	77,670
Health Net, Inc. (a)	1,400	63,238
McKesson Corp.	10,300	486,984
UnitedHealth Group, Inc.	11,400	510,492
WellPoint, Inc. (a)	1,800	130,986
Health Care Providers & Services Total		3,175,881
Life Sciences Tools & Services – 0.3%
PerkinElmer, Inc.	600	12,540
Techne Corp. (a)	7,900	402,268
Life Sciences Tools & Services Total		414,808
Pharmaceuticals – 3.7%
Abbott Laboratories	12,800	558,208
Endo Pharmaceuticals Holdings, Inc. (a)	30,700	1,012,486
Forest Laboratories, Inc. (a)	9,900	383,031
Johnson & Johnson	22,000	1,318,240
King Pharmaceuticals, Inc. (a)	1,900	32,300
Merck & Co., Inc.	10,500	382,515
Pfizer, Inc.	87,500	2,053,625
Wyeth	800	35,528
Pharmaceuticals Total		5,775,933
HEALTH CARE TOTAL		12,782,196
INDUSTRIALS – 7.4%
Aerospace & Defense – 1.0%
Boeing Co.	3,100	253,921
Lockheed Martin Corp.	3,900	279,786
Northrop Grumman Corp.	5,400	345,924
Precision Castparts Corp.	1,400	83,664
Raytheon Co.	5,100	227,307

6

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
United Technologies Corp.	6,100	386,862
Aerospace & Defense Total		1,577,464
Air Freight & Logistics – 1.1%
C.H. Robinson Worldwide, Inc.	10,700	570,310
FedEx Corp.	5,400	631,044
United Parcel Service, Inc., Class B	6,000	493,980
Air Freight & Logistics Total		1,695,334
Airlines – 0.1%
Southwest Airlines Co.	7,000	114,590
Airlines Total		114,590
Commercial Services & Supplies – 1.0%
ARAMARK Corp., Class B	1,400	46,354
Cendant Corp.	59,300	965,997
Dun & Bradstreet Corp. (a)	3,300	229,944
Herman Miller, Inc.	2,600	67,002
R.R. Donnelley & Sons Co.	1,700	54,315
Republic Services, Inc.	2,900	116,986
Robert Half International, Inc.	1,400	58,800
Waste Management, Inc.	300	10,764
Commercial Services & Supplies Total		1,550,162
Electrical Equipment – 0.2%
Emerson Electric Co.	1,000	83,810
Roper Industries, Inc.	6,400	299,200
Electrical Equipment Total		383,010
Industrial Conglomerates – 1.8%
3M Co.	9,300	751,161
General Electric Co.	63,100	2,079,776
Industrial Conglomerates Total		2,830,937
Machinery – 1.4%
Danaher Corp.	9,800	630,336
Illinois Tool Works, Inc.	8,600	408,500
Joy Global, Inc.	6,300	328,167
SPX Corp.	14,400	805,680
Machinery Total		2,172,683
Road & Rail – 0.0%
J.B. Hunt Transport Services, Inc.	700	17,437
Laidlaw International, Inc.	3,000	75,600
Road & Rail Total		93,037
Trading Companies & Distributors – 0.8%
MSC Industrial Direct Co., Class A	7,300	347,261

7

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Trading Companies & Distributors – (continued)
W.W. Grainger, Inc.	2,200	165,506
WESCO International, Inc. (a)	11,500	793,500
Trading Companies & Distributors Total		1,306,267
INDUSTRIALS TOTAL		11,723,484
INFORMATION TECHNOLOGY – 9.5%
Communications Equipment – 1.8%
Cisco Systems, Inc. (a)	82,500	1,611,225
Motorola, Inc.	32,800	660,920
QUALCOMM, Inc.	14,600	585,022
Communications Equipment Total		2,857,167
Computers & Peripherals – 1.9%
Apple Computer, Inc. (a)	4,300	245,616
Dell, Inc. (a)	38,900	949,549
Hewlett-Packard Co.	27,700	877,536
International Business Machines Corp.	12,200	937,204
Computers & Peripherals Total		3,009,905
IT Services – 0.8%
Accenture Ltd., Class A	9,200	260,544
Computer Sciences Corp. (a)	5,400	261,576
Fiserv, Inc. (a)	9,600	435,456
Global Payments, Inc.	6,900	334,995
IT Services Total		1,292,571
Semiconductors & Semiconductor Equipment – 2.4%
Advanced Micro Devices, Inc. (a)	13,100	319,902
Intel Corp.	100,400	1,902,580
Lam Research Corp. (a)	10,400	484,848
National Semiconductor Corp.	10,400	248,040
Texas Instruments, Inc.	30,200	914,758
Semiconductors & Semiconductor Equipment Total		3,870,128
Software – 2.6%
Autodesk, Inc. (a)	6,900	237,774
CA, Inc.	136	2,795
Intuit, Inc. (a)	9,500	573,705
Microsoft Corp.	84,700	1,973,510
Oracle Corp. (a)	60,200	872,298

8

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
Reynolds & Reynolds Co., Class A	13,900	426,313
Software Total		4,086,395
INFORMATION TECHNOLOGY TOTAL		15,116,166
MATERIALS – 2.2%
Chemicals – 1.1%
Dow Chemical Co.	10,600	413,718
Lyondell Chemical Co.	43,800	992,508
PPG Industries, Inc.	6,100	402,600
Chemicals Total		1,808,826
Construction Materials – 0.1%
Eagle Materials, Inc.	2,300	109,250
Construction Materials Total		109,250
Metals & Mining – 1.0%
Freeport-McMoRan Copper & Gold, Inc., Class B	5,500	304,755
Nucor Corp.	18,400	998,200
Phelps Dodge Corp.	2,800	230,048
Metals & Mining Total		1,533,003
MATERIALS TOTAL		3,451,079
TELECOMMUNICATION SERVICES – 2.1%
Diversified Telecommunication Services – 1.8%
AT&T, Inc.	29,100	811,599
BellSouth Corp.	15,600	564,720
CenturyTel, Inc.	200	7,430
Citizens Communications Co.	3,800	49,590
Embarq Corp.	1,100	45,089
Verizon Communications, Inc.	42,700	1,430,023
Diversified Telecommunication Services Total		2,908,451
Wireless Telecommunication Services – 0.3%
Sprint Nextel Corp.	20,300	405,797
Wireless Telecommunication Services Total		405,797
TELECOMMUNICATION SERVICES TOTAL		3,314,248
UTILITIES – 2.4%
Electric Utilities – 0.8%
American Electric Power Co., Inc.	8,000	274,000
Edison International	500	19,500
Exelon Corp.	2,500	142,075
FirstEnergy Corp.	12,500	677,625
Pepco Holdings, Inc.	3,000	70,740

9

	Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Electric Utilities – (continued)
PPL Corp.	1,500	48,450
Electric Utilities Total		1,232,390
Gas Utilities – 0.1%
Energen Corp.	4,600	176,686
Equitable Resources, Inc.	100	3,350
ONEOK, Inc.	1,800	61,272
Questar Corp.	100	8,049
Gas Utilities Total		249,357
Independent Power Producers & Energy Traders – 0.8%
Constellation Energy Group, Inc.	5,200	283,504
Mirant Corp. (a)	21,700	581,560
TXU Corp.	6,100	364,719
Independent Power Producers & Energy Traders Total		1,229,783
Multi-Utilities – 0.7%
CenterPoint Energy, Inc.	43,500	543,750
DTE Energy Co.	8,200	334,068
PG&E Corp.	6,000	235,680
Multi-Utilities Total		1,113,498
UTILITIES TOTAL		3,825,028

Total Common Stocks (cost of $84,730,870)		103,092,064
	Par ($)
Corporate Fixed-Income Bonds & Notes – 9.5%
BASIC MATERIALS – 0.1%
Metals & Mining – 0.1%
Alcan, Inc.
4.500% 05/15/13	225,000	205,543
Metals & Mining Total		205,543
BASIC MATERIALS TOTAL		205,543
COMMUNICATIONS – 1.0%
Media – 0.2%
Comcast Cable Communications, Inc.
7.125% 06/15/13	78,000	81,487
TCI Communications, Inc.
9.875% 06/15/22	51,000	63,531
Time Warner, Inc.
9.125% 01/15/13	88,000	100,533
Media Total		245,551

10

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – 0.8%
AT&T Wireless Services, Inc.
8.125% 05/01/12	41,000	45,140
8.750% 03/01/31	37,000	45,258
SBC Communication, Inc.
5.100% 09/15/14	250,000	232,392
Sprint Capital Corp.
6.125% 11/15/08	24,000	24,187
8.750% 03/15/32	116,000	140,358
Telefonica Emisones SAU
5.984% 06/20/11	200,000	199,569
Verizon Global Funding Corp.
7.750% 12/01/30	28,000	29,960
Verizon New England, Inc.
6.500% 09/15/11	224,000	224,183
Verizon Pennsylvania, Inc.
5.650% 11/15/11	140,000	135,692
Vodafone Group PLC
7.750% 02/15/10	250,000	264,114
Telecommunication Services Total		1,340,853
COMMUNICATIONS TOTAL		1,586,404
CONSUMER CYCLICAL – 0.8%
Auto Manufacturers – 0.1%
DaimlerChrysler NA Holding Corp.
4.050% 06/04/08	199,000	192,132
Auto Manufacturers Total		192,132
Home Builders – 0.3%
D.R. Horton, Inc.
5.625% 09/15/14	250,000	228,836
KB Home
5.750% 02/01/14	183,000	160,125
Toll Brothers, Inc.
4.950% 03/15/14	97,000	84,383
Home Builders Total		473,344
Lodging – 0.1%
Harrah’s Operating Co., Inc.
5.625% 06/01/15	175,000	161,438
Lodging Total		161,438

11

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – 0.3%
Target Corp.
5.375% 06/15/09	22,000	21,911
5.875% 03/01/12	66,000	66,678
Wal-Mart Stores, Inc.
4.550% 05/01/13	325,000	303,256
Retail Total		391,845
CONSUMER CYCLICAL TOTAL		1,218,759
CONSUMER NON-CYCLICAL – 1.4%
Beverages – 0.4%
Coca-Cola Enterprises, Inc.
5.750% 11/01/08	325,000	325,209
Diageo Capital PLC
3.375% 03/20/08	365,000	351,510
Beverages Total		676,719
Cosmetics/Personal Care – 0.1%
Procter & Gamble Co.
4.750% 06/15/07	51,000	50,471
Cosmetics/Personal Care Total		50,471
Food – 0.4%
General Mills, Inc.
3.875% 11/30/07	225,000	219,200
Kroger Co.
6.200% 06/15/12	225,000	223,624
Safeway, Inc.
4.950% 08/16/10	175,000	167,987
Food Total		610,811
Healthcare Products – 0.2%
Baxter FinCo BV
4.750% 10/15/10	250,000	238,944
Healthcare Products Total		238,944
Healthcare Services – 0.2%
UnitedHealth Group, Inc.
3.375% 08/15/07	325,000	316,793
WellPoint, Inc.
6.375% 01/15/12	45,000	45,753
Healthcare Services Total		362,546

12

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Household Products/Wares – 0.1%
Fortune Brands, Inc.
5.125% 01/15/11	200,000	191,518
Household Products/Wares Total		191,518
CONSUMER NON-CYCLICAL TOTAL		2,131,009
ENERGY – 0.5%
Oil & Gas – 0.2%
Valero Energy Corp.
6.875% 04/15/12	175,000	181,424
XTO Energy, Inc.
7.500% 04/15/12	175,000	185,631
Oil & Gas Total		367,055
Pipelines – 0.3%
TEPPCO Partners LP
7.625% 02/15/12	125,000	131,878
TransCanada Corp.
5.850% 03/15/36	325,000	303,403
Pipelines Total		435,281
ENERGY TOTAL		802,336
FINANCIALS – 3.5%
Banks – 0.8%
Marshall & Ilsley Corp.
4.375% 08/01/09	300,000	289,317
National City Bank
4.625% 05/01/13	186,000	172,547
U.S. Bank NA
6.375% 08/01/11	189,000	194,343
Wachovia Corp.
4.875% 02/15/14	325,000	302,936
Wells Fargo & Co.
5.125% 09/01/12	300,000	288,938
Banks Total		1,248,081
Diversified Financial Services – 2.2%
American Express Co.
4.750% 06/17/09	153,000	149,613
Capital One Financial Corp.
5.500% 06/01/15	125,000	118,677
CIT Group, Inc.
7.375% 04/02/07	87,000	88,037

13

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Citigroup Global Markets Holdings, Inc.
6.500% 02/15/08	70,000	70,934
Citigroup, Inc.
5.000% 09/15/14	337,000	314,822
Credit Suisse First Boston USA, Inc.
4.875% 08/15/10	200,000	193,696
General Electric Capital Corp.
6.750% 03/15/32	307,000	328,549
Goldman Sachs Group, Inc.
6.345% 02/15/34	275,000	257,236
HSBC Finance Corp.
5.000% 06/30/15	450,000	415,312
JPMorgan Chase Capital XV
5.875% 03/15/35	475,000	419,852
Lehman Brothers Holdings, Inc.
5.000% 01/14/11	200,000	193,745
MassMutual Global Funding II
2.550% 07/15/08(b)	70,000	65,856
Merrill Lynch & Co., Inc.
6.000% 02/17/09	149,000	150,328
Morgan Stanley
4.750% 04/01/14	300,000	275,665
Principal Life Global Funding
6.250% 02/15/12(b)	144,000	146,957
SLM Corp.
5.375% 05/15/14	300,000	286,764
Diversified Financial Services Total		3,476,043
Insurance – 0.2%
Genworth Financial, Inc.
4.750% 06/15/09	325,000	317,131
Insurance Total		317,131
Real Estate Investment Trusts – 0.2%
ERP Operating LP
5.200% 04/01/13	16,000	15,316

Health Care Property Investors, Inc.
6.450% 06/25/12	58,000	58,701

14

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts – (continued)
Simon Property Group LP
5.750% 12/01/15	200,000	193,944
Real Estate Investment Trusts Total		267,961
Savings & Loans – 0.1%
Washington Mutual, Inc.
4.625% 04/01/14	195,000	175,240
5.625% 01/15/07	50,000	49,989
Savings & Loans Total		225,229
FINANCIALS TOTAL		5,534,445
INDUSTRIALS – 1.1%
Aerospace & Defense – 0.4%
Lockheed Martin Corp.
8.500% 12/01/29	150,000	188,379
Raytheon Co.
5.375% 04/01/13	73,000	70,697
United Technologies Corp.
7.125% 11/15/10	325,000	342,183
Aerospace & Defense Total		601,259
Environmental Control – 0.1%
Waste Management, Inc.
7.375% 08/01/10	118,000	124,321
Environmental Control Total		124,321
Machinery – 0.3%
Caterpillar Financial Services Corp.
3.625% 11/15/07	225,000	219,038
John Deere Capital Corp.
4.625% 04/15/09	300,000	291,778
Machinery Total		510,816
Transportation – 0.3%
CSX Corp.
6.750% 03/15/11	325,000	336,624
Union Pacific Corp.
3.875% 02/15/09	225,000	214,885
Transportation Total		551,509
INDUSTRIALS TOTAL		1,787,905
TECHNOLOGY – 0.1%
Computers – 0.1%
International Business Machines Corp.

15

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
TECHNOLOGY – (continued)
Computers – (continued)
6.220% 08/01/27	150,000	149,132
Computers Total		149,132
TECHNOLOGY TOTAL		149,132
UTILITIES – 1.0%
Electric – 0.9%
American Electric Power Co., Inc.
5.250% 06/01/15	250,000	234,597
CenterPoint Energy Houston Electric LLC
5.750% 01/15/14	225,000	220,055
Exelon Generation Co. LLC
6.950% 06/15/11	225,000	234,071
Midamerican Energy Holdings Co.
6.125% 04/01/36(b)	200,000	186,699
NiSource Finance Corp.
5.400% 07/15/14	113,000	106,746
NY State Electric & Gas Corp.
5.750% 05/01/23	18,000	17,071
Public Service Electric & Gas Co.
4.000% 11/01/08	57,000	54,890
Scottish Power PLC
5.375% 03/15/15	275,000	260,816
Virginia Electric & Power Co.
5.375% 02/01/07	93,000	92,749
Electric Total		1,407,694
Gas – 0.1%
Sempra Energy
4.750% 05/15/09	150,000	145,766
Gas Total		145,766
UTILITIES TOTAL		1,553,460

Total Corporate Fixed-Income Bonds & Notes (cost of $15,508,929)		14,968,993
Mortgage-Backed Securities – 8.9%
Federal Home Loan Mortgage Corp.
5.000% 07/01/20	3,169,277	3,051,333
5.000% 09/01/20	1,489,585	1,434,150
5.000% 10/01/20	466,706	449,338
5.500% 01/01/21	234,342	229,927

16

	Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
Federal Home Loan Mortgage Corp. (continued)
6.500% 07/01/29	146,661	148,265
6.500% 11/01/32	373,609	377,121
8.000% 07/01/10	2,678	2,689
8.000% 09/01/25	64,932	68,645
Federal National Mortgage Association
5.000% 10/01/20	4,545,287	4,378,927
5.449% 08/01/36(c)	37,269	37,975
5.500% 06/01/35	1,063,851	1,022,544
5.500% 10/01/35	554,792	533,251
5.500% 04/01/36	891,680	856,496
6.000% 02/01/36	973,746	958,562
6.000% 04/01/36	249,202	245,316
7.500% 10/01/11	34,482	35,430
8.500% 08/01/11	71,675	74,215
10.000% 09/01/18	68,475	74,354
Government National Mortgage Association
7.500% 12/15/23	32,258	33,718

Total Mortgage-Backed Securities (cost of $14,443,398)		14,012,256
Government & Agency Obligations – 7.2%
FOREIGN GOVERNMENT OBLIGATIONS – 0.6%
Province of Ontario
3.500% 09/17/07	325,000	318,122
Province of Quebec
5.000% 07/17/09	325,000	319,869
Republic of Italy
2.750% 12/15/06	123,000	121,734
United Mexican States
7.500% 04/08/33	191,000	200,932
FOREIGN GOVERNMENT OBLIGATIONS TOTAL		960,657
U.S. GOVERNMENT AGENCIES – 0.9%
Federal Home Loan Mortgage Corp.
6.625% 09/15/09	250,000	258,547
Federal National Mortgage Association
5.250% 08/01/12	1,300,000	1,270,182
U.S. GOVERNMENT AGENCIES TOTAL		1,528,729
U.S. GOVERNMENT OBLIGATIONS – 5.7%
U.S. Treasury Bonds
6.250% 08/15/23	3,905,000	4,306,789
7.250% 05/15/16	845,000	978,418

17

	Par ($)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT OBLIGATIONS – (continued)
U.S. Treasury Inflation Indexed Notes
3.875% 01/15/09	1,295,867	1,342,235
U.S. Treasury Note
3.875% 02/15/13	2,530,000	2,355,073
U.S. GOVERNMENT OBLIGATIONS TOTAL		8,982,515

Total Government & Agency Obligations (cost of $11,776,117)		11,471,901
Collateralized Mortgage Obligations – 6.1%
AGENCY – 2.0%
Federal Home Loan Mortgage Corp.
4.000% 09/15/15	1,100,000	1,052,904
4.500% 03/15/21	1,500,000	1,424,408
Federal National Mortgage Association
5.500% 08/25/17	278,916	274,079
6.000% 04/25/17	260,000	261,627
7.000% 01/25/21	29,173	29,992
Vendee Mortgage Trust
0.303% 03/15/29(c)(d)(e)	10,415,167	70,941
0.442% 09/15/27(c)(d)(e)	7,383,213	77,727
AGENCY TOTAL		3,191,678
NON - AGENCY – 4.1%
Countrywide Alternative Loan Trust
5.250% 03/25/35	1,208,327	1,168,708
5.250% 08/25/35	1,058,752	1,041,294
5.500% 10/25/35	1,690,335	1,666,762
Washington Mutual Mortgage Securities Corp.
5.500% 10/25/35	1,400,000	1,377,332
Wells Fargo Alternative Loan Trust
5.500% 02/25/35	1,225,444	1,200,139
NON - AGENCY TOTAL		6,454,235

Total Collateralized Mortgage Obligations (cost of $9,934,824)		9,645,913
Commercial Mortgage-Backed Securities – 2.4%
Bear Stearns Commercial Mortgage Securities
5.467% 04/12/38(c)	400,000	390,047
5.449% 12/11/40(c)	1,430,000	1,372,073

18

	Par ($)	Value ($)
Commercial Mortgage-Backed Securities – (continued)
LB-UBS Commercial Mortgage Trust
5.084% 02/15/31	1,200,000	1,167,094
Merrill Lynch Mortgage Investors, Inc.
0.870% 12/15/30(c)(d)	4,926,373	118,928
Merrill Lynch Mortgage Trust
5.244% 11/12/37(c)	790,000	751,827

Total Commercial Mortgage-Backed Securities (cost of $3,988,948)		3,799,969
Asset-Backed Securities – 0.8%
AmeriCredit Automobile Receivables Trust
2.070% 08/06/08	152,446	151,893
First Plus Home Loan Trust
7.720% 05/10/24	16,689	16,691
Ford Credit Auto Owner Trust
2.700% 06/15/07	60,889	60,809
Honda Auto Receivables Owner Trust
3.060% 10/21/09	676,000	660,039
Long Beach Mortgage Loan Trust
5.402% 04/25/35(c)	14,711	14,711
Nissan Auto Receivables Owner Trust
2.700% 12/17/07	180,923	179,970
Volkswagen Auto Loan Enhanced Trust
2.270% 10/22/07	148,994	148,661

Total Asset-Backed Securities (cost of $1,249,654)		1,232,774
Short-Term Obligation – 0.1%
Repurchase agreement with State Street Bank & Trust Co., dated 06/30/06, due 07/03/06 at 5.100%, collateralized by a U.S. Government Obligation maturing 08/01/18, market value of $200,331 (repurchase proceeds $194,082)	194,000	194,000

Total Short-Term Obligation (cost of $194,000)		194,000

19

Total Investments – 100.1% (cost of $141,826,740)(f)(g)	158,417,870

Other Assets & Liabilities, Net – (0.1)%	(172,339)

Net Assets – 100.0%	158,245,531

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities, which are not illiquid, amounted to $399,512, which represents 0.3% of net assets.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2006.

(d)	Interest only security.

(e)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At June 30, 2006, the value of these securities, which are not illiquid, amounted to $148,668, which represents 0.1% of net assets.

(f)	Cost for federal income tax purposes is $141,826,740.

(g)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$22,019,160	$(5,428,030)	$16,591,130

Acronym	Name
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

20

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia Large Cap Value Fund

	Shares	Value ($)*
Common Stocks – 98.0%
CONSUMER DISCRETIONARY – 9.0%
Auto Components – 0.4%
Johnson Controls, Inc.	173,600	14,273,392
Auto Components Total		14,273,392
Hotels, Restaurants & Leisure – 2.9%
McDonald’s Corp.	1,391,819	46,765,119
Starwood Hotels & Resorts Worldwide, Inc.	1,063,700	64,183,658
Hotels, Restaurants & Leisure Total		110,948,777
Household Durables – 0.5%
Newell Rubbermaid, Inc.	741,000	19,140,030
Household Durables Total		19,140,030
Media – 1.1%
News Corp., Class A	2,199,200	42,180,656
Media Total		42,180,656
Multi-Line Retail – 2.3%
Federated Department Stores, Inc.	1,716,514	62,824,412
J.C. Penney Co., Inc.	392,290	26,483,498
Multi-Line Retail Total		89,307,910
Specialty Retail – 1.8%
Office Depot, Inc. (a)	1,009,800	38,372,400
Staples, Inc.	1,251,200	30,429,184
Specialty Retail Total		68,801,584
CONSUMER DISCRETIONARY TOTAL		344,652,349
CONSUMER STAPLES – 7.7%
Beverages – 3.6%
Anheuser-Busch Companies, Inc.	867,500	39,549,325
Coca-Cola Enterprises, Inc.	478,100	9,738,897
Diageo PLC, ADR	720,798	48,689,905
PepsiCo, Inc.	696,875	41,840,375
Beverages Total		139,818,502
Food Products – 1.8%
Cadbury Schweppes PLC, ADR	987,800	38,346,396
Kraft Foods, Inc., Class A	589,100	18,203,190
Tyson Foods, Inc., Class A	812,100	12,067,806
Food Products Total		68,617,392
Tobacco – 2.3%
Altria Group, Inc.	795,077	58,382,504

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – (continued)
Loews Corp. - Carolina Group	586,000	30,102,820
Tobacco Total		88,485,324
CONSUMER STAPLES TOTAL		296,921,218
ENERGY – 10.5%
Energy Equipment & Services – 1.8%
Halliburton Co.	398,749	29,591,163
National-Oilwell Varco, Inc. (a)	313,900	19,876,148
Schlumberger Ltd.	334,980	21,810,548
Energy Equipment & Services Total		71,277,859
Oil, Gas & Consumable Fuels – 8.7%
ConocoPhillips	800,682	52,468,691
EnCana Corp.	181,700	9,564,688
Exxon Mobil Corp.	934,328	57,321,023
Hess Corp.	321,437	16,987,945
Marathon Oil Corp.	688,745	57,372,459
Occidental Petroleum Corp.	682,300	69,969,865
Total SA, ADR	438,524	28,732,093
Williams Companies, Inc.	1,765,700	41,246,752
Oil, Gas & Consumable Fuels Total		333,663,516
ENERGY TOTAL		404,941,375
FINANCIALS – 32.6%
Capital Markets – 5.1%
Bank of New York Co., Inc.	1,940,083	62,470,673
Deutsche Bank AG, Registered Shares	238,200	26,797,500
Merrill Lynch & Co., Inc.	1,224,486	85,175,246
Nuveen Investments, Inc., Class A	469,300	20,203,365
Capital Markets Total		194,646,784
Commercial Banks – 10.7%
Marshall & Ilsley Corp.	1,017,903	46,558,883
Mitsubishi UFJ Financial Group, Inc., ADR	2,191,800	30,575,610
PNC Financial Services Group, Inc.	995,979	69,887,846
SunTrust Banks, Inc.	260,500	19,865,730
U.S. Bancorp	2,591,682	80,031,140
UnionBanCal Corp.	285,200	18,421,068
Wachovia Corp.	984,807	53,258,363
Wells Fargo & Co.	1,378,607	92,476,958
Commercial Banks Total		411,075,598

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Diversified Financial Services – 8.1%
CIT Group, Inc.	203,500	10,641,015
Citigroup, Inc.	3,570,110	172,222,106
JPMorgan Chase & Co.	3,087,510	129,675,420
Diversified Financial Services Total		312,538,541
Insurance – 5.8%
Ambac Financial Group, Inc.	600,073	48,665,920
American International Group, Inc.	876,147	51,736,481
Genworth Financial, Inc., Class A	1,166,800	40,651,312
Hartford Financial Services Group, Inc.	529,460	44,792,316
St. Paul Travelers Companies, Inc.	836,371	37,285,419
Insurance Total		223,131,448
Real Estate Investment Trusts (REITs) – 1.7%
Archstone-Smith Trust, REIT	397,038	20,197,323
Kimco Realty Corp., REIT	589,086	21,495,748
ProLogis, REIT	446,900	23,292,428
Real Estate Investment Trusts (REITs) Total		64,985,499
Thrifts & Mortgage Finance – 1.2%
Golden West Financial Corp.	627,100	46,530,820
Thrifts & Mortgage Finance Total		46,530,820
FINANCIALS TOTAL		1,252,908,690
HEALTH CARE – 8.2%
Health Care Providers & Services – 2.0%
Aetna, Inc.	747,596	29,851,508
CIGNA Corp.	460,586	45,372,327
Health Care Providers & Services Total		75,223,835
Pharmaceuticals – 6.2%
AstraZeneca PLC, ADR	827,000	49,471,140
GlaxoSmithKline PLC, ADR	338,380	18,881,604
Novartis AG, ADR	676,610	36,482,811
Pfizer, Inc.	3,981,238	93,439,656
Sanofi-Aventis, ADR	833,400	40,586,580
Pharmaceuticals Total		238,861,791
HEALTH CARE TOTAL		314,085,626
INDUSTRIALS – 12.1%
Aerospace & Defense – 4.8%
Boeing Co.	691,100	56,608,001
General Dynamics Corp.	490,126	32,083,648
L-3 Communications Holdings, Inc.	380,400	28,689,768
United Technologies Corp.	1,048,280	66,481,918
Aerospace & Defense Total		183,863,335

3

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Construction Materials – (continued)
ABB Ltd., ADR	3,470,000	44,971,200
Electrical Equipment Total		44,971,200
Industrial Conglomerates – 1.9%
General Electric Co.	2,214,816	73,000,335
Industrial Conglomerates Total		73,000,335
Machinery – 2.7%
Caterpillar, Inc.	513,000	38,208,240
Eaton Corp.	364,725	27,500,265
Ingersoll-Rand Co., Ltd., Class A	888,400	38,005,752
Machinery Total		103,714,257
Road & Rail – 1.5%
Burlington Northern Santa Fe Corp.	374,000	29,639,500
Norfolk Southern Corp.	568,000	30,228,960
Road & Rail Total		59,868,460
INDUSTRIALS TOTAL		465,417,587
INFORMATION TECHNOLOGY – 5.9%
Communications Equipment – 0.9%
Motorola, Inc.	813,300	16,387,995
Nokia Oyj, ADR	950,900	19,265,234
Communications Equipment Total		35,653,229
Computers & Peripherals – 2.8%
Hewlett-Packard Co.	2,339,480	74,114,726
International Business Machines Corp.	432,080	33,192,386
Computers & Peripherals Total		107,307,112
Electronic Equipment & Instruments – 1.1%
Agilent Technologies, Inc. (a)	1,395,600	44,045,136
Electronic Equipment & Instruments Total		44,045,136
Semiconductors & Semiconductor Equipment – 1.1%
Fairchild Semiconductor International, Inc. (a)	912,500	16,580,125
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,682,506	24,625,405
Semiconductors & Semiconductor Equipment Total		41,205,530
INFORMATION TECHNOLOGY TOTAL		228,211,007
MATERIALS – 4.1%
Chemicals – 0.7%
Rohm & Haas Co.	537,100	26,919,452
Chemicals Total		26,919,452

4

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Cemex SA de CV, ADR	464,775	26,478,232
Vulcan Materials Co.	344,600	26,878,800
Construction Materials Total		53,357,032
Metals & Mining – 2.0%
Allegheny Technologies, Inc.	298,700	20,681,988
Freeport-McMoRan Copper & Gold, Inc., Class B	390,500	21,637,605
Nucor Corp.	219,700	11,918,725
Phelps Dodge Corp.	207,000	17,007,120
United States Steel Corp.	102,900	7,215,348
Metals & Mining Total		78,460,786
MATERIALS TOTAL		158,737,270
TELECOMMUNICATION SERVICES – 2.6%
Diversified Telecommunication Services – 2.6%
AT&T, Inc.	1,775,151	49,508,961
Verizon Communications, Inc.	1,452,202	48,634,245
Diversified Telecommunication Services Total		98,143,206
TELECOMMUNICATION SERVICES TOTAL		98,143,206
UTILITIES – 5.3%
Electric Utilities – 4.5%
Edison International	1,275,000	49,725,000
Entergy Corp.	644,393	45,590,805
Exelon Corp.	729,201	41,440,493
PPL Corp.	1,188,700	38,395,010
Electric Utilities Total		175,151,308
Multi-Utilities – 0.8%
PG&E Corp.	740,443	29,084,601
Multi-Utilities Total		29,084,601
UTILITIES TOTAL		204,235,909
Total Common Stocks (cost of $3,167,560,687)		3,768,254,237
Convertible Preferred Stocks – 0.6%
FINANCIALS – 0.6%
Insurance – 0.6%
Genworth Financial, Inc., 6.000%	136,100	5,124,165
XL Capital Ltd., 7.000%	719,611	17,083,565
Insurance Total		22,207,730
FINANCIALS TOTAL		22,207,730
Total Convertible Preferred Stocks (cost of $21,665,407)		22,207,730

5

	Units	Value ($)
Warrants – 0.0%
INFORMATION TECHNOLOGY – 0.0%
Communications Equipment – 0.0%
Lucent Technologies, Inc., Expires 12/10/07 (a)	41	11
Communications Equipment Total		11
INFORMATION TECHNOLOGY TOTAL		11
Total Warrants (cost of $26)		11

	Par ($)
Short-Term Obligation – 2.8%
Repurchase agreement with State Street Bank & Trust Co., dated 06/30/06, due 07/03/06 at 5.100%, collateralized by U.S. Government Obligations with various maturities to 09/17/10, market value of $111,697,704 (repurchase proceeds $109,549,539)	109,503,000	109,503,000

Total Short-Term Obligation (cost of $109,503,000)		109,503,000

Total Investments – 101.4% (cost of $3,298,729,120)(b)(c)		3,899,964,978

Other Assets & Liabilities, Net – (1.4)%		(53,986,476)

Net Assets – 100.0%		3,845,978,502

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $3,298,729,120.

(c)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$663,791,589	$(62,555,731)	$601,235,858

Acronym	Name
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

6

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia Mid Cap Value Fund

	Shares	Value ($)*
Common Stocks – 95.5%
CONSUMER DISCRETIONARY – 8.7%
Auto Components – 1.3%
BorgWarner, Inc.	239,700	15,604,470
Johnson Controls, Inc.	245,200	20,160,344
Auto Components Total		35,764,814
Hotels, Restaurants & Leisure – 2.2%
Burger King Holdings, Inc. (a)	315,267	4,965,455
Harrah’s Entertainment, Inc.	174,500	12,420,910
OSI Restaurant Partners, Inc.	342,400	11,847,040
Starwood Hotels & Resorts Worldwide, Inc.	505,100	30,477,734
Hotels, Restaurants & Leisure Total		59,711,139
Media – 0.9%
Dow Jones & Co., Inc.	726,900	25,448,769
Media Total		25,448,769
Multiline Retail – 1.5%
Federated Department Stores, Inc.	566,310	20,726,946
J.C. Penney Co., Inc.	323,400	21,832,734
Multiline Retail Total		42,559,680
Specialty Retail – 2.8%
Office Depot, Inc. (a)	893,000	33,934,000
Pacific Sunwear of California, Inc. (a)	680,100	12,194,193
TJX Companies., Inc.	1,316,000	30,083,760
Specialty Retail Total		76,211,953
CONSUMER DISCRETIONARY TOTAL		239,696,355
CONSUMER STAPLES – 8.0%
Beverages – 1.7%
Coca-Cola Enterprises, Inc.	340,500	6,935,985
Fomento Economico Mexicano SA de CV, ADR	226,000	18,920,720
Pepsi Bottling Group, Inc.	658,600	21,173,990
Beverages Total		47,030,695
Food & Staples Retailing – 2.7%
Kroger Co.	1,697,300	37,102,978
SUPERVALU, Inc.	1,157,700	35,541,390
Food & Staples Retailing Total		72,644,368
Food Products – 1.9%
Dean Foods Co. (a)	949,400	35,308,186
Tyson Foods, Inc., Class A	1,194,200	17,745,812
Food Products Total		53,053,998

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Household Products – 1.2%
Clorox Co.	550,100	33,539,597
Household Products Total		33,539,597
Personal Products – 0.5%
Estee Lauder Companies, Inc., Class A	345,100	13,345,017
Personal Products Total		13,345,017
CONSUMER STAPLES TOTAL		219,613,675
ENERGY – 5.7%
Energy Equipment & Services – 1.5%
National-Oilwell Varco, Inc. (a)	107,508	6,807,406
Technip SA, ADR	259,300	14,292,616
Tidewater, Inc.	386,100	18,996,120
Energy Equipment & Services Total		40,096,142
Oil, Gas & Consumable Fuels – 4.2%
Hess Corp.	427,500	22,593,375
Marathon Oil Corp.	148,501	12,370,133
Murphy Oil Corp.	167,400	9,350,964
Newfield Exploration Co. (a)	398,900	19,522,166
Tesoro Corp.	143,900	10,700,404
Williams Companies, Inc.	1,260,100	29,435,936
XTO Energy, Inc.	280,021	12,396,530
Oil, Gas & Consumable Fuels Total		116,369,508
ENERGY TOTAL		156,465,650
FINANCIALS – 29.1%
Capital Markets – 0.7%
Nuveen Investments, Inc., Class A	450,500	19,394,025
Capital Markets Total		19,394,025
Commercial Banks – 10.9%
Bank of Hawaii Corp.	545,700	27,066,720
City National Corp.	481,100	31,314,799
Comerica, Inc.	657,800	34,199,022
Cullen/Frost Bankers, Inc.	510,650	29,260,245
Marshall & Ilsley Corp.	899,700	41,152,278
Mercantile Bankshares Corp.	528,500	18,851,595
SVB Financial Group (a)	550,500	25,025,730
TCF Financial Corp.	746,100	19,734,345
UnionBanCal Corp.	487,300	31,474,707
Whitney Holding Corp.	450,900	15,948,333
Zions Bancorporation	344,150	26,823,051
Commercial Banks Total		300,850,825

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Diversified Financial Services – 1.0%
CIT Group, Inc.	520,700	27,227,403
Diversified Financial Services Total		27,227,403
Insurance – 7.5%
ACE Ltd.	277,300	14,028,607
Ambac Financial Group, Inc.	510,450	41,397,495
Axis Capital Holdings Ltd.	471,300	13,483,893
Conseco, Inc. (a)	1,254,700	28,983,570
Genworth Financial, Inc., Class A	817,200	28,471,248
Lincoln National Corp.	359,500	20,290,180
Loews Corp.	580,500	20,578,725
Old Republic International Corp.	922,537	19,714,616
Platinum Underwriters Holdings Ltd.	676,200	18,920,076
Insurance Total		205,868,410
Real Estate Investment Trusts (REITs) – 5.8%
Archstone-Smith Trust, REIT	439,100	22,337,017
Boston Properties, Inc., REIT	318,300	28,774,320
Equity Office Properties Trust, REIT	940,400	34,334,004
General Growth Properties, Inc., REIT	451,900	20,362,614
Host Hotels & Resorts, Inc., REIT	983,239	21,503,437
ProLogis, REIT	621,940	32,415,513
Real Estate Investment Trusts (REITs) Total		159,726,905
Thrifts & Mortgage Finance – 3.2%
Golden West Financial Corp.	417,700	30,993,340
PMI Group Inc.	719,400	32,070,852
Sovereign Bancorp, Inc.	1,314,495	26,697,393
Thrifts & Mortgage Finance Total		89,761,585
FINANCIALS TOTAL		802,829,153
HEALTH CARE – 4.7%
Health Care Equipment & Supplies – 0.8%
Hospira, Inc. (a)	537,000	23,058,780
Health Care Equipment & Supplies Total		23,058,780
Health Care Providers & Services – 2.1%
CIGNA Corp.	280,800	27,661,608
Community Health Systems, Inc. (a)	370,800	13,626,900
Universal Health Services, Inc., Class B	317,300	15,947,498
Health Care Providers & Services Total		57,236,006
Life Sciences Tools & Services – 1.1%
Millipore Corp. (a)	274,600	17,297,054
Varian, Inc. (a)	315,500	13,096,405
Life Sciences Tools & Services Total		30,393,459

3

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – 0.7%
Shire PLC, ADR	432,900	19,147,167
Pharmaceuticals Total		19,147,167
HEALTH CARE TOTAL		129,835,412
INDUSTRIALS – 11.6%
Aerospace & Defense – 0.7%
L-3 Communications Holdings, Inc.	271,600	20,484,072
Aerospace & Defense Total		20,484,072
Commercial Services & Supplies – 0.5%
Avery Dennison Corp.	248,200	14,410,492
Commercial Services & Supplies Total		14,410,492
Construction & Engineering – 1.0%
Fluor Corp.	150,700	14,004,551
Jacobs Engineering Group, Inc. (a)	168,600	13,427,304
Construction & Engineering Total		27,431,855
Electrical Equipment – 0.9%
Cooper Industries Ltd., Class A	263,400	24,475,128
Electrical Equipment Total		24,475,128
Industrial Conglomerates – 1.5%
McDermott International, Inc. (a)	319,800	14,541,306
Textron, Inc.	303,700	27,995,066
Industrial Conglomerates Total		42,536,372
Machinery – 4.7%
Barnes Group, Inc.	668,906	13,344,675
Dover Corp.	438,800	21,689,884
Eaton Corp.	286,500	21,602,100
Harsco Corp.	192,300	14,991,708
Ingersoll-Rand Co., Ltd., Class A	330,500	14,138,790
Kennametal, Inc.	353,000	21,974,250
Parker Hannifin Corp.	271,200	21,045,120
Machinery Total		128,786,527
Marine – 0.8%
Alexander & Baldwin, Inc.	475,100	21,032,677
Marine Total		21,032,677
Road & Rail – 1.5%
Canadian Pacific Railway Ltd.	405,900	20,757,726
Norfolk Southern Corp.	380,900	20,271,498

4

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – (continued)
Road & Rail Total		41,029,224
INDUSTRIALS TOTAL		320,186,347
INFORMATION TECHNOLOGY – 7.6%
Communications Equipment – 0.4%
CommScope, Inc. (a)	374,600	11,769,932
Communications Equipment Total		11,769,932
Computers & Peripherals – 0.0%
Seagate Technology, Inc., Escrow Shares (a)(b)	105,800	1,058
Computers & Peripherals Total		1,058
Electronic Equipment & Instruments – 3.1%
Agilent Technologies, Inc. (a)	794,000	25,058,640
Arrow Electronics, Inc. (a)	793,700	25,557,140
Mettler-Toledo International, Inc. (a)	204,100	12,362,337
Tektronix, Inc.	770,450	22,666,639
Electronic Equipment & Instruments Total		85,644,756
IT Services – 0.4%
Mastercard, Inc., Class A (a)	234,172	11,240,256
IT Services Total		11,240,256
Semiconductors & Semiconductor Equipment – 2.4%
ATI Technologies, Inc. (a)	560,800	8,187,680
Fairchild Semiconductor International, Inc. (a)	697,900	12,680,843
Freescale Semiconductor, Inc., Class A (a)	456,900	13,250,100
KLA-Tencor Corp.	248,200	10,317,674
Lam Research Corp. (a)	160,000	7,459,200
Novellus Systems, Inc. (a)	253,300	6,256,510
NVIDIA Corp. (a)	330,400	7,034,216
Semiconductors & Semiconductor Equipment Total		65,186,223
Software – 1.3%
Activision, Inc. (a)	718,733	8,179,182
Cadence Design Systems, Inc. (a)	725,000	12,433,750
Electronic Arts, Inc. (a)	196,300	8,448,752
Synopsys, Inc. (a)	294,200	5,522,134
Software Total		34,583,818
INFORMATION TECHNOLOGY TOTAL		208,426,043
MATERIALS – 8.5%
Chemicals – 4.0%
Air Products & Chemicals, Inc.	407,800	26,066,576
Ashland, Inc.	221,500	14,774,050

5

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Chemicals – (continued)
Cytec Industries, Inc.	232,100	12,454,486
Nalco Holding Co. (a)	853,000	15,038,390
PPG Industries, Inc.	319,100	21,060,600
Rohm & Haas Co.	431,400	21,621,768
Chemicals Total		111,015,870
Construction Materials – 1.6%
Cemex SA de CV, ADR	216,568	12,337,866
Martin Marietta Materials, Inc.	178,200	16,242,930
Vulcan Materials Co.	210,300	16,403,400
Construction Materials Total		44,984,196
Containers & Packaging – 1.4%
Crown Holdings, Inc. (a)	1,340,800	20,876,256
Packaging Corp. of America	752,000	16,559,040
Containers & Packaging Total		37,435,296
Metals & Mining – 1.5%
Allegheny Technologies, Inc.	209,500	14,505,780
Freeport-McMoRan Copper & Gold, Inc., Class B	252,300	13,979,943
Nucor Corp.	216,700	11,755,975
Metals & Mining Total		40,241,698
MATERIALS TOTAL		233,677,060
UTILITIES – 11.6%
Electric Utilities – 6.0%
Edison International	1,026,900	40,049,100
Entergy Corp.	662,800	46,893,100
FPL Group, Inc.	510,700	21,132,766
Hawaiian Electric Industries, Inc.	681,900	19,031,829
PPL Corp.	1,204,300	38,898,890
Electric Utilities Total		166,005,685
Gas Utilities – 0.8%
AGL Resources, Inc.	578,500	22,052,420
Gas Utilities Total		22,052,420
Independent Power Producers & Energy Traders – 0.6%
AES Corp. (a)	826,200	15,243,390
Independent Power Producers & Energy Traders Total		15,243,390
Multi-Utilities – 4.2%
Energy East Corp.	551,700	13,202,181
PG&E Corp.	1,358,700	53,369,736

6

	Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Multi-Utilities – (continued)
Sempra Energy	488,800	22,230,624
Wisconsin Energy Corp.	674,200	27,170,260
Multi-Utilities Total		115,972,801
UTILITIES TOTAL		319,274,296
Total Common Stocks (cost of $2,164,063,062)		2,630,003,991
Investment Company – 1.0%
iShares Russell Midcap Value Index Fund	207,800	27,464,926
Total Investment Company (cost of $26,268,933)		27,464,926

	Par ($)
Short-Term Obligation – 2.1%
Repurchase agreement with State Street Bank & Trust Co., dated 06/30/06, due 07/03/06 at 5.100%, collateralized by a U.S. Government Obligation maturing 05/15/08, market value of $58,059,611 (repurchase proceeds $56,942,190)	56,918,000	56,918,000
Total Short-Term Obligation (cost of $56,918,000)		56,918,000

Total Investments – 98.6% (cost of $2,247,249,995)(c)(d)		2,714,386,917

Other Assets & Liabilities, Net – 1.4%		37,827,869

Net Assets – 100.0%		2,752,214,786

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(c)	Cost for federal income tax purposes is $2,247,249,995.

(d)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$521,209,718	$(54,072,796)	$467,136,922

Acronym	Name

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

7

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia Marsico Mid Cap Growth Fund

	Shares	Value ($)*
Common Stocks – 89.5%
CONSUMER DISCRETIONARY – 26.9%
Hotels, Restaurants & Leisure – 18.2%
Cheesecake Factory, Inc. (a)	598,831	16,138,496
Las Vegas Sands Corp. (a)	598,734	46,617,429
Station Casinos, Inc.	403,897	27,497,308
Wynn Resorts Ltd. (a)	278,561	20,418,521
Hotels, Restaurants & Leisure Total		110,671,754
Household Durables – 1.0%
Toll Brothers, Inc. (a)	237,625	6,076,071
Household Durables Total		6,076,071
Media – 4.0%
Cablevision Systems Corp., Class A (a)	1,124,273	24,115,656
Media Total		24,115,656
Multiline Retail – 2.0%
Nordstrom, Inc.	335,683	12,252,430
Multiline Retail Total		12,252,430
Textiles, Apparel & Luxury Goods – 1.7%
Coach, Inc. (a)	350,091	10,467,721
Textiles, Apparel & Luxury Goods Total		10,467,721
CONSUMER DISCRETIONARY TOTAL		163,583,632
ENERGY – 3.4%
Energy Equipment & Services – 1.2%
Dresser-Rand Group, Inc. (a)	322,631	7,575,376
Energy Equipment & Services Total		7,575,376
Oil, Gas & Consumable Fuels – 2.2%
Peabody Energy Corp.	234,528	13,074,936
Oil, Gas & Consumable Fuels Total		13,074,936
ENERGY TOTAL		20,650,312
FINANCIALS – 16.9%
Capital Markets – 8.4%
Crystal River Capital (b)(c)	300,129	7,503,225
Franklin Resources, Inc.	113,849	9,883,232
Investors Financial Services Corp.	261,732	11,751,767
Jefferies Group, Inc.	741,650	21,975,089
Capital Markets Total		51,113,313
Commercial Banks – 2.4%
Uniao de Bancos Brasileiros SA, ADR	215,392	14,299,875
Commercial Banks Total		14,299,875

1

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Diversified Financial Services – 4.2%
Chicago Mercantile Exchange Holdings, Inc.	52,057	25,567,796
Diversified Financial Services Total		25,567,796
Real Estate Management & Development – 1.9%
St. Joe Co.	247,667	11,526,422
Real Estate Management & Development Total		11,526,422
FINANCIALS TOTAL		102,507,406
HEALTH CARE – 17.6%
Biotechnology – 9.3%
Amylin Pharmaceuticals, Inc. (a)	782,248	38,619,584
Genzyme Corp. (a)	296,929	18,127,515
Biotechnology Total		56,747,099
Health Care Equipment & Supplies – 1.9%
Kyphon, Inc. (a)	291,753	11,191,645
Health Care Equipment & Supplies Total		11,191,645
Health Care Providers & Services – 6.4%
Humana, Inc. (a)	722,957	38,822,791
Health Care Providers & Services Total		38,822,791
HEALTH CARE TOTAL		106,761,535
INDUSTRIALS – 19.5%
Aerospace & Defense – 4.5%
Alliant Techsystems, Inc. (a)	191,431	14,615,757
Precision Castparts Corp.	208,308	12,448,486
Aerospace & Defense Total		27,064,243
Air Freight & Logistics – 2.7%
Expeditors International of Washington, Inc.	289,124	16,193,835
Air Freight & Logistics Total		16,193,835
Industrial Conglomerates – 4.1%
McDermott International, Inc. (a)	549,851	25,001,702
Industrial Conglomerates Total		25,001,702
Machinery – 6.1%
Cummins, Inc.	129,982	15,890,300
Joy Global, Inc.	410,748	21,395,863
Machinery Total		37,286,163

2

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – 2.1%
Genesee & Wyoming, Inc., Class A (a)	364,651	12,934,171
Road & Rail Total		12,934,171
INDUSTRIALS TOTAL		118,480,114
INFORMATION TECHNOLOGY – 2.0%
Communications Equipment – 2.0%
QUALCOMM, Inc.	310,346	12,435,564
Communications Equipment Total		12,435,564
INFORMATION TECHNOLOGY TOTAL		12,435,564
TELECOMMUNICATION SERVICES – 3.2%
Wireless Telecommunication Services – 3.2%
Leap Wireless International, Inc. (a)	408,316	19,374,594
Wireless Telecommunication Services Total		19,374,594
TELECOMMUNICATION SERVICES TOTAL		19,374,594

Total Common Stocks (cost of $430,928,838)		543,793,157

Investment Company – 4.4%

SSgA Prime Money Market Fund	26,974,291	26,974,291
Total Investment Company (cost of $26,974,291)		26,974,291

Total Investments – 93.9% (cost of $457,903,129)(d)(e)		570,767,448

Other Assets & Liabilities, Net – 6.1%		37,182,493

Net Assets – 100.0%		607,949,941

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the value of this security, which is not illiquid, represents 1.3% of net assets.

3

(d)	Cost for federal income tax purposes is $457,903,129.

(e)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$127,343,706	$(14,479,387)	$$112,864,319

Acronym	Name

ADR	American Depositary Receipt

4

INVESTMENT PORTFOLIO
June 30, 2006 (Unaudited)	Columbia LifeGoal Growth Portfolio

	Shares	Value ($)*
Investment Companies(a) – 100.0%
Columbia Acorn International Fund, Class Z	1,142,228	42,924,917
Columbia Acorn USA Fund, Class Z	504,675	13,888,656
Columbia International Value Fund, Class Z	1,375,776	32,495,822
Columbia Large Cap Core Fund, Class Z	8,091,956	108,189,445
Columbia Large Cap Value Fund, Class Z	7,737,380	108,632,813
Columbia Marsico Focused Equities Fund, Class Z	5,315,609	108,704,201
Columbia Marsico International Opportunities Fund, Class Z	1,739,649	23,641,826
Columbia Marsico Mid Cap Growth Fund, Class Z	3,450,243	53,616,769
Columbia Mid Cap Value Fund, Class Z	3,282,225	45,524,461
Columbia Small Cap Growth Fund II, Class Z	573,578	8,351,299
Columbia Small Cap Value Fund II, Class Z	1,737,637	22,902,059

Total Investment Companies (cost of $496,809,576)		568,872,268

Total Investments – 100.0% (cost of $496,809,576)(b)(c)		568,872,268

Other Assets & Liabilities, Net – 0.0%		(78,514)

Net Assets – 100.0%		568,793,754

Notes to Investment Portfolio:
*	Security Valuation:

Investments in Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

(a)	Mutual Funds registered under the Investment Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(b)	Cost for federal income tax purposes is $496,809,576.

(c)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$74,804,842	$(2,742,150)	$72,062,692

INVESTMENT PORTFOLIO
June 30, 2006 (Unaudited)	Columbia LifeGoal Balanced Growth Portfolio

	Shares	Value ($)*
Investment Companies(a) – 100.1%
Columbia Acorn International Fund, Class Z	861,248	32,365,688
Columbia Acorn USA Fund, Class Z	630,514	17,351,751
Columbia Cash Reserves, Capital Class Shares	26,770,591	26,770,591
Columbia Convertible Securities Fund, Class Z	540,554	8,865,085
Columbia High Income Fund, Class Z	5,107,830	44,744,589
Columbia International Value Fund, Class Z	1,372,774	32,424,932
Columbia Large Cap Core Fund, Class Z	6,362,072	85,060,904
Columbia Large Cap Value Fund, Class Z	5,766,331	80,959,293
Columbia Marsico Focused Equities Fund, Class Z	4,173,028	85,338,417
Columbia Marsico International Opportunities Fund, Class Z	989,382	13,445,695
Columbia Marsico Mid Cap Growth Fund, Class Z	3,627,355	56,369,096
Columbia Mid Cap Value Fund, Class Z	2,580,579	35,792,631
Columbia Short Term Bond Fund, Class Z	1	10
Columbia Small Cap Growth Fund II, Class Z	604,780	8,805,593
Columbia Small Cap Value Fund II, Class Z	2,047,471	26,985,671
Columbia Total Return Bond Fund, Class Z	35,135,216	332,027,793

Total Investment Companies (cost of $832,828,506)		887,307,739

Total Investments – 100.1% (cost of $832,828,506)(b)(c)		887,307,739

Other Assets & Liabilities, Net – (0.1)%		(1,114,651)

Net Assets – 100.0%		886,193,088

Notes to Investment Portfolio:
*	Security Valuation:

Investments in Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

(a)	Mutual Funds registered under the Investment Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(b)	Cost for federal income tax purposes is $832,828,506.

(c)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$71,444,728	$(16,965,495)	$54,479,233

INVESTMENT PORTFOLIO
June 30, 2006 (Unaudited)	Columbia LifeGoal Income & Growth Portfolio

	Shares	Value ($)*
Investment Companies(a) – 100.4%
Columbia Acorn International Fund, Class Z	157,011	5,900,481
Columbia Acorn USA Fund, Class Z	45,331	1,247,521
Columbia Cash Reserves, Capital Class Shares	4,326,852	4,326,853
Columbia Convertible Securities Fund, Class Z	130,923	2,147,135
Columbia High Income Fund, Class Z	2,226,951	19,508,095
Columbia International Value Fund, Class Z	184,011	4,346,333
Columbia Large Cap Core Fund, Class Z	972,930	13,008,072
Columbia Large Cap Value Fund, Class Z	776,332	10,899,708
Columbia Marsico Focused Equities Fund, Class Z	606,172	12,396,209
Columbia Marsico International Opportunities Fund, Class Z	228,537	3,105,815
Columbia Marsico Mid Cap Growth Fund, Class Z	440,039	6,838,200
Columbia Mid Cap Value Fund, Class Z	312,628	4,336,149
Columbia Short Term Bond Fund, Class Z	7,310,655	70,840,248
Columbia Small Cap Growth Fund II, Class Z	59,793	870,586
Columbia Small Cap Value Fund II, Class Z	165,708	2,184,034
Columbia Total Return Bond Fund, Class Z	5,595,887	52,881,137

Total Investment Companies (cost of $213,395,835)		214,836,576

Total Investments – 100.4% (cost of $213,395,835)(b)(c)		214,836,576

Other Assets & Liabilities, Net – (0.4)%		(758,580)

Net Assets – 100.0%		214,077,996

Notes to Investment Portfolio:
*	Security Valuation:

Investments in Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

(a)	Mutual Funds registered under the Investment Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(b)	Cost for federal income tax purposes is $213,395,835.

(c)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$7,402,154	$(5,961,413)	$1,440,741

INVESTMENT PORTFOLIO
June 30, 2006 (Unaudited)	Columbia LifeGoal Income Portfolio

	Shares	Value ($)*
Investment Companies(a) – 100.4%
Columbia Cash Reserves, Capital Class Shares	1,354,140	1,354,140
Columbia Convertible Securities Fund, Class Z	94,310	1,546,688
Columbia High Income Fund, Class Z	712,697	6,243,225
Mortgage- and Asset-Backed Portfolio	469,870	4,571,832
Columbia Short Term Bond Fund, Class Z	1,444,164	13,993,951
Columbia Total Return Bond Fund, Class Z	321,742	3,040,459

Total Investment Companies (cost of $31,532,713)		30,750,295

Total Investments – 100.4% (cost of $31,532,713)(b)(c)		30,750,295

Other Assets & Liabilities, Net – (0.4)%		(130,051)

Net Assets – 100.0%		30,620,244

Notes to Investment Portfolio:
*	Security Valuation:

Investments in Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

(a)	Mutual Funds registered under the Investment Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(b)	Cost for federal income tax purposes is $31,532,713

(c)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$53,644	$(836,062)	$(782,418)

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia Global Value Fund

	Shares	Value ($)*
Common Stocks – 99.1%
CONSUMER DISCRETIONARY – 14.1%
Auto Components – 0.4%
Goodyear Tire & Rubber Co. (a)	135,100	1,499,610
Auto Components Total		1,499,610
Automobiles – 9.7%
DaimlerChrysler AG, Registered Shares	95,900	4,730,067
Ford Motor Co.	1,190,800	8,252,244
General Motors Corp.	477,380	14,221,150
Volkswagen AG	85,673	5,996,909
Automobiles Total		33,200,370
Leisure Equipment & Products – 2.7%
Eastman Kodak Co.	212,290	5,048,256
Fuji Photo Film Co., Ltd.	121,000	4,067,297
Leisure Equipment & Products Total		9,115,553
Multiline Retail – 1.3%
Marks & Spencer Group PLC	404,019	4,381,042
Multiline Retail Total		4,381,042
CONSUMER DISCRETIONARY TOTAL		48,196,575
CONSUMER STAPLES – 20.7%
Food & Staples Retailing – 11.7%
J Sainsbury PLC	1,079,400	6,665,783
Koninklijke Ahold NV (a)	693,200	6,008,724
Kroger Co.	386,319	8,444,933
Safeway, Inc.	534,200	13,889,200
SUPERVALU, Inc.	23,186	711,810
William Morrison Supermarkets PLC	1,179,232	4,236,726
Food & Staples Retailing Total		39,957,176
Food Products – 7.4%
Nestle SA, Registered Shares	37,600	11,797,302
Unilever NV	487,200	11,038,831
Unilever PLC	110,745	2,487,438
Food Products Total		25,323,571

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – 1.6%
Altria Group, Inc.	75,500	5,543,965
Tobacco Total		5,543,965
CONSUMER STAPLES TOTAL		70,824,712
ENERGY – 0.7%
Oil, Gas & Consumable Fuels – 0.7%
El Paso Corp.	162,100	2,431,500
Oil, Gas & Consumable Fuels Total		2,431,500
ENERGY TOTAL		2,431,500
FINANCIALS – 10.7%
Commercial Banks – 5.2%
ABN AMRO Holding NV	245,500	6,706,270
Banca Intesa S.p.A.	890,178	5,207,882
Mitsubishi UFJ Financial Group, Inc.	222	3,097,407
UniCredito Italiano S.p.A.	365,300	2,854,110
Commercial Banks Total		17,865,669
Diversified Financial Services – 0.9%
JPMorgan Chase & Co.	72,700	3,053,400
Diversified Financial Services Total		3,053,400
Insurance – 4.6%
Aegon NV	171,451	2,926,672
Loews Corp.	86,100	3,052,245
Millea Holdings, Inc. Tokyo	296	5,537,690
Zurich Financial Services AG, Registered Shares (a)	18,877	4,130,839
Insurance Total		15,647,446
FINANCIALS TOTAL		36,566,515
HEALTH CARE – 18.0%
Health Care Providers & Services – 0.9%
Tenet Healthcare Corp. (a)	413,200	2,884,136
Health Care Providers & Services Total		2,884,136
Pharmaceuticals – 17.1%
Bristol-Myers Squibb Co.	422,900	10,936,194
Daiichi Sankyo Co., Ltd.	160,600	4,416,454
GlaxoSmithKline PLC	209,400	5,846,554
Merck & Co., Inc.	362,400	13,202,232
Pfizer, Inc.	484,800	11,378,256
Sanofi-Aventis	61,949	6,045,548

2

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
Schering-Plough Corp.	353,000	6,717,590
Pharmaceuticals Total		58,542,828
HEALTH CARE TOTAL		61,426,964
INDUSTRIALS – 0.1%
Commercial Services & Supplies – 0.1%
Contax Participacoes SA, ADR	342,100	303,477
Commercial Services & Supplies Totals		303,477
INDUSTIAL TOTALS		303,477
INFORMATION TECHNOLOGY – 12.0%
Communications Equipment – 4.0%
Alcatel SA (a)	697,000	8,792,731
Lucent Technologies, Inc. (a)	1,972,860	4,774,321
Communications Equipment Total		13,567,052
Electronic Equipment & Instruments – 2.5%
Hitachi Ltd.	1,298,000	8,585,713
Electronic Equipment & Instruments Total		8,585,713
IT Services – 0.4%
Unisys Corp. (a)	201,500	1,265,420
IT Services Total		1,265,420
Office Electronics – 1.4%
Xerox Corp. (a)	348,600	4,849,026
Office Electronics Total		4,849,026
Semiconductors & Semiconductor Equipment – 3.3%
Micron Technology, Inc. (a)	330,000	4,969,800
STMicroelectronics NV	403,300	6,480,612
Semiconductors & Semiconductor Equipment Total		11,450,412
Software – 0.4%
Microsoft Corp.	54,600	1,272,180
Software Total		1,272,180
INFORMATION TECHNOLOGY TOTAL		40,989,803
MATERIALS – 1.3%
Chemicals – 1.3%
Akzo Nobel NV	80,800	4,361,112
Chemicals Total		4,361,112
MATERIALS TOTAL		4,361,112
TELECOMMUNICATION SERVICES – 21.5%
Diversified Telecommunication Services – 21.5%
AT&T, Inc.	285,500	7,962,595
BellSouth Corp.	142,200	5,147,640

3

	Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Diversified Telecommunication Services – (continued)
Brasil Telecom Participacoes SA, ADR	49,700	1,618,729
BT Group PLC	1,193,692	5,284,893
Deutsche Telekom AG, Registered Shares	492,603	7,919,619
KT Corp.	22,790	939,530
KT Corp., ADR	272,820	5,851,989
Nippon Telegraph & Telephone Corp.	2,231	10,927,361
Tele Norte Leste Participacoes SA, ADR	342,100	4,361,775
Telecom Italia S.p.A.	1,911,493	5,317,409
Telefonica SA	518,274	8,619,305
Telefonos de Mexico SA de CV, ADR, Class L	303,100	6,313,573
Verizon Communications, Inc.	92,800	3,107,872
Diversified Telecommunication Services Total		73,372,290
TELECOMMUNICATION SERVICES TOTAL		73,372,290
Total Common Stocks (cost of $279,722,967)		338,472,948

		Par
Short-Term Obligation – 0.2%
	Repurchase agreement with State Street Bank & Trust Co., dated 06/30/06, due 07/03/06 at 5.100%, collateralized by a Federal Home Loan Bank Bond maturing 09/02/08, market value of $640,000 (repurchase proceeds $638,271)	638,000	638,000

	Total Short-Term Obligation (cost of $638,000)		638,000

4

Total Investments – 99.3% (cost of $280,360,967)(b)(c)	339,110,948

Other Assets & Liabilities, Net – 0.7%	2,376,178

Net Assets – 100.0%	341,487,126

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $280,360,967.

(c)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$75,338,115	$(16,588,133)	$58,749,982

Acronym	Name

ADR	American Depositary Receipt

5

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia Total Return Bond Fund

		Par ($)		Value ($)*
Corporate Fixed-Income Bonds & Notes – 33.3%
BASIC MATERIALS – 0.9%
Chemicals – 0.6%

Chemtura Corp.
	6.875% 06/01/16	145,000		139,925
E.I. Dupont De Nemours & Co.
	3.375% 11/15/07	2,108,000		2,045,616
Eastman Chemical Co.
	6.300% 11/15/18	4,062,000		3,881,058
EquiStar Chemicals LP
	10.125% 09/01/08	25,000		26,438
	10.625% 05/01/11	285,000		306,375
Huntsman International LLC
	8.125% 01/01/15(a)	410,000		388,475
IMC Global, Inc.
	10.875% 08/01/13	265,000		296,800
Ineos Group Holdings PLC
	7.875% 02/15/16(a)	EUR	290,000	345,887
	8.500% 02/15/16(a)	USD	370,000	348,725
Innophos Investments Holdings, Inc.
	PIK,
	13.170% 02/15/15(b)(c)	280,907		279,304
Lyondell Chemical Co.
	9.625% 05/01/07	500,000		510,000
NOVA Chemicals Corp.
	6.500% 01/15/12	235,000		216,200
Praxair, Inc.
	4.750% 07/15/07	1,989,000		1,970,108
Rhodia SA
	8.875% 06/01/11	440,000		441,100
Terra Capital, Inc.
	12.875% 10/15/08	345,000		391,144
Chemicals Total				11,845,155
Forest Products & Paper – 0.1%
Abitibi-Consolidated, Inc.
	8.375% 04/01/15	410,000		373,100
Boise Cascade LLC
	7.125% 10/15/14	350,000		312,375
	7.943% 10/15/12(b)	225,000		225,281
Buckeye Technologies, Inc.

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Forest Products & Paper – (continued)
	8.500% 10/01/13	220,000	212,300
Georgia-Pacific Corp.
	8.000% 01/15/24	505,000	479,750
NewPage Corp.
	10.000% 05/01/12	335,000	346,725
	12.000% 05/01/13	115,000	119,025
Norske Skog
	8.625% 06/15/11	245,000	238,875
Forest Products & Paper Total			2,307,431
Iron/Steel – 0.0%
UCAR Finance, Inc.
	10.250% 02/15/12	280,000	296,100
Iron/Steel Total			296,100
Metals & Mining – 0.2%
Alcan, Inc.
	4.500% 05/15/13	1,200,000	1,096,229
Hudson Bay Mining & Smelting Co., Ltd.
	9.625% 01/15/12	80,000	87,600
Inco Ltd.
	5.700% 10/15/15	2,765,000	2,596,204
Metals & Mining Total			3,780,033
BASIC MATERIALS TOTAL			18,228,719
COMMUNICATIONS – 3.6%
Media – 2.0%
Advanstar Communications, Inc.
	12.000% 02/15/11	360,000	378,900
Atlantic Broadband Finance LLC
	9.375% 01/15/14	225,000	211,500
Charter Communications Holdings II LLC
	10.250% 09/15/10	650,000	651,625
Charter Communications Holdings LLC
	9.920% 04/01/14	1,050,000	630,000
CMP Susquehanna Corp.
	9.875% 05/15/14(a)	340,000	316,200
Comcast Cable Communications Holdings, Inc.
	8.375% 03/15/13	1,645,000	1,827,056
Comcast Cable Communications, Inc.
	7.125% 06/15/13	1,550,000	1,619,296

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Comcast Corp.
	5.900% 03/15/16	5,335,000	5,096,250
	6.500% 11/15/35	1,100,000	1,034,407
CSC Holdings, Inc.
	7.625% 04/01/11	785,000	785,000
Dex Media, Inc.
	(d) 11/15/13 (9.000% 11/15/08)	600,000	501,000
DirecTV Holdings LLC
	6.375% 06/15/15	315,000	290,587
EchoStar DBS Corp.
	5.750% 10/01/08	10,000	9,775
	6.625% 10/01/14	495,000	464,062
Fisher Communications, Inc.
	8.625% 09/15/14	215,000	223,600
Hollinger, Inc.
	12.875% 03/01/11(a)	280,000	268,800
Insight Midwest LP
	9.750% 10/01/09	350,000	357,000
Lamar Media Corp.
	6.625% 08/15/15	310,000	285,975
LIN Television Corp.
	6.500% 05/15/13	385,000	351,312
News America Holdings, Inc.
	8.150% 10/17/36	3,650,000	4,069,812
	9.250% 02/01/13	647,000	749,529
News America, Inc.
	6.400% 12/15/35	1,000,000	924,905
	6.550% 03/15/33	840,000	785,933
PriMedia, Inc.
	8.000% 05/15/13	580,000	522,000
Quebecor Media, Inc.
	7.750% 03/15/16(a)	155,000	154,419
RH Donnelley Corp.
	8.875% 01/15/16(a)	350,000	344,312
Sinclair Broadcast Group, Inc.
	8.750% 12/15/11	135,000	140,737
TCI Communications, Inc.
	9.875% 06/15/22	2,159,000	2,689,485

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Telenet Group Holding NV
	(d) 06/15/14(a) (11.500% 12/15/08)	478,000	401,520
Time Warner, Inc.
	6.150% 05/01/07	3,000,000	3,008,339
	8.110% 08/15/06	1,740,000	1,744,021
	8.375% 07/15/33	1,370,000	1,520,045
	9.125% 01/15/13	2,472,000	2,824,064
Viacom, Inc.
	5.750% 04/30/11(a)	2,000,000	1,964,806
	6.875% 04/30/36(a)	1,500,000	1,436,759
WDAC Subsidiary Corp.
	8.375% 12/01/14(a)	400,000	395,000
Xm Satellite Radio, Inc.
	9.750% 05/01/14(a)	270,000	245,700
Media Total			39,223,731
Telecommunication Services – 1.6%
America Movil SA de CV
	5.750% 01/15/15	3,215,000	2,977,894
American Towers, Inc.
	7.250% 12/01/11	420,000	427,875
Cincinnati Bell, Inc.
	7.000% 02/15/15	315,000	296,887
Citizens Communications Co.
	9.000% 08/15/31	415,000	419,150
Digicel Ltd.
	9.250% 09/01/12(a)	465,000	489,994
Dobson Cellular Systems, Inc.
	8.375% 11/01/11	540,000	556,200
	9.875% 11/01/12	135,000	141,919
Horizon PCS, Inc.
	11.375% 07/15/12	210,000	236,250
Hughes Network Systems LLC/HNS Finance Corp.
	9.500% 04/15/14(a)	135,000	133,650
Inmarsat Finance II PLC
	(d) 11/15/12 (10.375% 11/15/08)	315,000	267,750
Intelsat Subsidiary Holding Co., Ltd.
	8.250% 01/15/13	395,000	392,037

4

		Par ($)		Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Lucent Technologies, Inc.
	6.450% 03/15/29	215,000		182,750
Nextel Communications, Inc.
	7.375% 08/01/15	850,000		866,028
Nextel Partners, Inc.
	8.125% 07/01/11	350,000		367,500
Nordic Telephone Co. Holdings ApS
	8.250% 05/01/16(a)	EUR	245,000	320,418
	8.875% 05/01/16(a)	USD	105,000	107,888
PanAmSat Corp.
	9.000% 08/15/14	125,000		127,500
Qwest Communications International, Inc.
	7.500% 02/15/14	400,000		391,500
Qwest Corp.
	7.500% 06/15/23	505,000		477,225
	8.875% 03/15/12	365,000		387,812
Rogers Cantel, Inc.
	9.750% 06/01/16	315,000		364,612
Rogers Wireless, Inc.
	8.000% 12/15/12	265,000		272,288
Rural Cellular Corp.
	8.250% 03/15/12	425,000		433,500
	9.750% 01/15/10	60,000		60,000
	10.899% 11/01/12(a)(b)	345,000		356,644
Sprint Capital Corp.
	6.125% 11/15/08	1,009,000		1,016,844
	6.875% 11/15/28	950,000		951,575
	8.750% 03/15/32	2,537,000		3,069,725
Syniverse Technologies, Inc.
	7.750% 08/15/13	370,000		359,825
Telefonica Emisones SAU
	5.984% 06/20/11	4,620,000		4,610,044
TELUS Corp.
	7.500% 06/01/07	7,873,000		7,985,824
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	230,000		235,750
US LEC Corp.
	13.620% 10/01/09(b)	305,000		326,350
Vodafone Group PLC
	5.750% 03/15/16	2,495,000		2,380,948

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Windstream Corp.
	8.625% 08/01/16(a)	175,000	178,500
Zeus Special Subsidiary Ltd.
	(d) 02/01/15(a) (9.250% 02/01/10)	270,000	186,300
Telecommunication Services Total			32,356,956
COMMUNICATIONS TOTAL			71,580,687
CONSUMER CYCLICAL – 2.4%
Airlines – 0.1%
Continental Airlines, Inc.
	7.461% 04/01/15	2,875,404	2,803,519
	7.568% 12/01/06	555,000	555,000
Airlines Total			3,358,519
Apparel – 0.1%
Broder Brothers Co.
	11.250% 10/15/10	215,000	199,950
Levi Strauss & Co.
	9.750% 01/15/15	365,000	367,737
Phillips-Van Heusen Corp.
	7.250% 02/15/11	210,000	206,850
	8.125% 05/01/13	300,000	306,750
Apparel Total			1,081,287
Auto Manufacturers – 0.3%
DaimlerChrysler NA Holding Corp.
	4.050% 06/04/08	6,697,000	6,465,866
	8.500% 01/18/31	500,000	564,933
General Motors Corp.
	8.375% 07/15/33	365,000	295,650
Auto Manufacturers Total			7,326,449
Auto Parts & Equipment – 0.1%
Commercial Vehicle Group, Inc.
	8.000% 07/01/13	315,000	300,825
Goodyear Tire & Rubber Co.
	9.000% 07/01/15	390,000	373,425
Rexnord Corp.
	10.125% 12/15/12	160,000	177,000
TRW Automotive, Inc.
	9.375% 02/15/13	345,000	366,562
Auto Parts & Equipment Total			1,217,812

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Distribution/Wholesale – 0.0%
Buhrmann US, Inc.
	7.875% 03/01/15	300,000	296,250
Distribution/Wholesale Total			296,250
Entertainment – 0.1%
Global Cash Access LLC
	8.750% 03/15/12	425,000	449,437
Six Flags, Inc.
	9.625% 06/01/14	175,000	159,688
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(a)	370,000	355,200
Warner Music Group
	7.375% 04/15/14	370,000	357,975
Entertainment Total			1,322,300
Home Builders – 0.4%
Centex Corp.
	6.500% 05/01/16	5,050,000	4,904,120
D.R. Horton, Inc.
	5.625% 09/15/14	2,330,000	2,132,754
	9.750% 09/15/10	450,000	492,258
K. Hovnanian Enterprises, Inc.
	6.000% 01/15/10	40,000	37,400
	6.375% 12/15/14	355,000	311,512
	6.500% 01/15/14	350,000	312,375
Home Builders Total			8,190,419
Leisure Time – 0.1%
K2, Inc.
	7.375% 07/01/14	315,000	305,550
Royal Caribbean Cruises Ltd.
	7.000% 06/15/13	400,000	396,730
Town Sports International, Inc.
	(d) 02/01/14 (11.000% 02/01/09)	475,000	375,250
Leisure Time Total			1,077,530
Lodging – 0.4%
CCM Merger, Inc.
	8.000% 08/01/13(a)	200,000	188,500
Chukchansi Economic Development Authority
	8.780% 11/15/12(a)(b)	345,000	351,037

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Galaxy Entertainment Finance Co., Ltd.
	9.875% 12/15/12(a)	370,000	383,412
Greektown Holdings LLC
	10.750% 12/01/13(a)	480,000	504,600
Hard Rock Hotel, Inc.
	8.875% 06/01/13	580,000	623,500
Harrah’s Operating Co., Inc.
	5.625% 06/01/15	2,700,000	2,490,766
Hilton Hotels Corp.
	7.500% 12/15/17	340,000	346,816
Inn of the Mountain Gods Resort & Casino
	12.000% 11/15/10	90,000	95,625
Kerzner International Ltd.
	6.750% 10/01/15	490,000	509,600
MGM Mirage
	6.750% 09/01/12	500,000	483,750
	8.500% 09/15/10	155,000	162,363
Mohegan Tribal Gaming Authority
	6.125% 02/15/13	170,000	160,013
Pinnacle Entertainment, Inc.
	8.250% 03/15/12	440,000	446,050
Starwood Hotels & Resorts Worldwide, Inc.
	7.875% 05/01/12	105,000	109,200
Station Casinos, Inc.
	6.000% 04/01/12	165,000	155,513
Wynn Las Vegas LLC
	6.625% 12/01/14	435,000	413,794
Lodging Total			7,424,539
Retail – 0.8%
AmeriGas Partners LP
	7.125% 05/20/16	315,000	294,525
Asbury Automotive Group, Inc.
	8.000% 03/15/14	415,000	404,625
AutoNation, Inc.
	7.000% 04/15/14(a)	145,000	143,550
	7.120% 04/15/13(a)(b)	90,000	90,900
CVS Corp.
	5.298% 01/11/27(a)	2,481,501	2,304,263

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Dave & Buster’s, Inc.
	11.250% 03/15/14(a)	220,000	211,200
Federated Department Stores, Inc.
	6.900% 04/01/29	3,700,000	3,682,921
Ferrellgas Partners LP
	8.750% 06/15/12	160,000	162,000
Inergy LP/Inergy Finance Corp.
	8.250% 03/01/16	315,000	318,150
Landry’s Restaurants, Inc.
	7.500% 12/15/14	380,000	347,700
Rite Aid Corp.
	7.500% 01/15/15	380,000	363,375
Tempur-Pedic, Inc.
	10.250% 08/15/10	410,000	431,525
Wal-Mart Stores, Inc.
	4.125% 02/15/11	6,135,000	5,768,237
	7.550% 02/15/30	1,280,000	1,489,230
Retail Total			16,012,201
Textiles – 0.0%
INVISTA
	9.250% 05/01/12(a)	290,000	300,875
Textiles Total			300,875
CONSUMER CYCLICAL TOTAL			47,608,181
CONSUMER NON-CYCLICAL – 2.6%
Agriculture – 0.0%
Alliance One International, Inc.
	11.000% 05/15/12	210,000	200,025
Reynolds American, Inc.
	7.625% 06/01/16(a)	235,000	229,419
Agriculture Total			429,444
Beverages – 0.2%
Constellation Brands, Inc.
	8.125% 01/15/12	240,000	247,800
Cott Beverages, Inc.
	8.000% 12/15/11	345,000	344,138
SABMiller PLC
	6.200% 07/01/11(a)	3,720,000	3,728,841
Beverages Total			4,320,779

9

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – 0.0%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	300,000	300,000
Biotechnology Total			300,000
Commercial Services – 0.3%
Ashtead Holdings PLC
	8.625% 08/01/15(a)	435,000	443,156
Avis Budget Car Rental LLC
	7.625% 05/15/14(a)	225,000	217,125
	7.750% 05/15/16(a)	145,000	139,925
Corrections Corp. of America
	6.250% 03/15/13	240,000	227,100
Dollar Financial Group, Inc.
	9.750% 11/15/11	250,000	269,375
FTI Consulting, Inc.
	7.625% 06/15/13	245,000	248,675
GEO Group, Inc.
	8.250% 07/15/13	310,000	310,000
Hertz Corp.
	8.875% 01/01/14(a)	355,000	363,875
Iron Mountain, Inc.
	7.750% 01/15/15	385,000	369,600
NationsRent, Inc.
	9.500% 10/15/10	270,000	288,225
Quebecor World Capital Corp.
	8.750% 03/15/16(a)	415,000	377,467
Service Corp. International
	6.750% 04/01/16	210,000	193,988
	7.700% 04/15/09	210,000	213,150
Sheridan Group
	10.250% 08/15/11	250,000	253,750
United Rentals North America, Inc.
	6.500% 02/15/12	385,000	364,787
	7.750% 11/15/13	275,000	261,250
Commercial Services Total			4,541,448
Cosmetics/Personal Care – 0.0%
DEL Laboratories, Inc.
	8.000% 02/01/12	295,000	245,956

10

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Cosmetics/Personal Care – (continued)
Elizabeth Arden, Inc.
	7.750% 01/15/14	170,000	166,175
Cosmetics/Personal Care Total			412,131
Food – 0.8%
Dean Foods Co.
	7.000% 06/01/16	250,000	242,500
Dole Food Co., Inc.
	8.625% 05/01/09	293,000	279,082
Fred Meyer, Inc.
	7.450% 03/01/08	1,630,000	1,667,362
Kraft Foods, Inc.
	6.250% 06/01/12	5,130,000	5,187,918
Kroger Co.
	7.500% 04/01/31	3,295,000	3,419,809
	7.650% 04/15/07	700,000	709,553
Merisant Co.
	9.500% 07/15/13	410,000	258,300
Pinnacle Foods Holding Corp.
	8.250% 12/01/13	485,000	475,300
Reddy Ice Holdings, Inc.
	(d) 11/01/12 (10.500% 11/01/08)	355,000	285,775
Safeway, Inc.
	4.950% 08/16/10	1,145,000	1,099,118
Tyson Foods, Inc.
	8.250% 10/01/11	1,325,000	1,402,028
Food Total			15,026,745
Healthcare Products – 0.1%
Baxter FinCo BV
	4.750% 10/15/10	900,000	860,199
Healthcare Products Total			860,199
Healthcare Services – 0.4%
Aetna, Inc.
	6.000% 06/15/16	345,000	339,699
	6.625% 06/15/36	3,585,000	3,550,426
DaVita, Inc.
	7.250% 03/15/15	440,000	423,500
Extendicare Health Services, Inc.
	6.875% 05/01/14	65,000	67,925
	9.500% 07/01/10	15,000	15,675

11

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Services – (continued)
HCA, Inc.
	7.875% 02/01/11	345,000	351,706
Healthsouth Corp.
	10.750% 06/15/16(a)	250,000	246,250
Select Medical Corp.
	7.625% 02/01/15	170,000	147,050
Tenet Healthcare Corp.
	9.875% 07/01/14	535,000	536,337
UnitedHealth Group, Inc.
	3.375% 08/15/07	1,000,000	974,748
US Oncology Holdings, Inc.
	10.320% 03/15/15(b)	130,000	132,925
US Oncology, Inc.
	9.000% 08/15/12	500,000	520,625
WellPoint, Inc.
	6.800% 08/01/12	800,000	834,003
Healthcare Services Total			8,140,869
Household Products/Wares – 0.3%
ACCO Brands Corp.
	7.625% 08/15/15	335,000	311,131
American Greetings Corp.
	7.375% 06/01/16	205,000	205,000
Amscan Holdings, Inc.
	8.750% 05/01/14	395,000	345,625
Fortune Brands, Inc.
	2.875% 12/01/06	1,926,000	1,901,838
	5.375% 01/15/16	3,190,000	2,944,753
Jostens IH Corp.
	7.625% 10/01/12	215,000	208,550
Scotts Miracle-Gro Co.
	6.625% 11/15/13	185,000	178,525
Household Products/Wares Total			6,095,422
Pharmaceuticals – 0.5%
AmerisourceBergen Corp.
	5.875% 09/15/15(a)	230,000	220,167
Elan Finance PLC
	7.750% 11/15/11	425,000	406,938
Mylan Laboratories, Inc.
	6.375% 08/15/15	215,000	205,056

12

Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
NBTY, Inc.
7.125% 10/01/15	270,000	256,500
Nycomed A/S
PIK,
11.750% 09/15/13(a)(c)	EUR	307,690	403,568
Omnicare, Inc.
Series 2005 B,
6.750% 12/15/13	USD	210,000	200,025
Warner Chilcott Corp.
8.750% 02/01/15	310,000	313,875
Wyeth
5.500% 02/01/14	5,000,000	4,841,048
5.500% 02/15/16	2,150,000	2,051,318
6.500% 02/01/34	1,125,000	1,125,022
Pharmaceuticals Total	10,023,517
CONSUMER NON-CYCLICAL TOTAL	50,150,554
DIVERSIFIED – 0.4%
Holding Companies-Diversified – 0.4%
Hutchison Whampoa International Ltd.
6.250% 01/24/14(a)	6,000,000	6,003,865
7.450% 11/24/33(a)	1,000,000	1,063,388
Holding Companies-Diversified Total	7,067,253
DIVERSIFIED TOTAL	7,067,253
ENERGY – 3.3%
Coal – 0.0%
Arch Western Finance LLC
6.750% 07/01/13	360,000	344,700
Massey Energy Co.
6.875% 12/15/13	290,000	268,975
Coal Total	613,675
Oil & Gas – 2.4%
Amerada Hess Corp.
7.125% 03/15/33	380,000	393,656
7.300% 08/15/31	3,980,000	4,203,056
Chesapeake Energy Corp.
7.500% 06/15/14	470,000	468,825
Compton Petroleum Corp.
7.625% 12/01/13	375,000	353,438
El Paso Production Holding Co.
7.750% 06/01/13	415,000	419,150

13

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Forest Oil Corp.
	8.000% 12/15/11	225,000	229,781
Gazprom International SA
	7.201% 02/01/20(a)	3,225,000	3,273,375
Magnum Hunter Resources, Inc.
	9.600% 03/15/12	235,000	248,513
Marathon Oil Corp.
	6.000% 07/01/12	8,965,000	9,010,258
	6.800% 03/15/32	1,000,000	1,035,909
Newfield Exploration Co.
	6.625% 09/01/14	240,000	225,600
	6.625% 04/15/16	50,000	47,000
Nexen, Inc.
	5.875% 03/10/35	3,585,000	3,144,490
	7.875% 03/15/32	1,040,000	1,169,336
Pemex Project Funding Master Trust
	5.750% 12/15/15(a)	3,575,000	3,271,125
PetroHawk Energy Corp.
	9.125% 07/15/13(a)	285,000	282,506
Pogo Producing Co.
	6.625% 03/15/15	225,000	205,875
Premcor Refining Group, Inc.
	7.500% 06/15/15	240,000	247,200
Pride International, Inc.
	7.375% 07/15/14	305,000	306,525
Qatar Petroleum
	5.579% 05/30/11(a)	2,485,000	2,464,416
Quicksilver Resources, Inc.
	7.125% 04/01/16	230,000	215,625
Ras Laffan LNG II
	5.298% 09/30/20(a)	5,000,000	4,681,040
Tesoro Corp.
	6.625% 11/01/15(a)	390,000	369,525
Valero Energy Corp.
	6.875% 04/15/12	4,235,000	4,390,460
XTO Energy, Inc.
	7.500% 04/15/12	5,520,000	5,855,342
Oil & Gas Total			46,512,026

14

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas Services – 0.0%
Hornbeck Offshore Services, Inc.
	6.125% 12/01/14	435,000	403,462
Newpark Resources, Inc.
	8.625% 12/15/07	310,000	310,000
Oil & Gas Services Total			713,462
Pipelines – 0.9%
Atlas Pipeline Partners LP
	8.125% 12/15/15(a)	295,000	296,844
CenterPoint Energy Resources Corp.
	7.875% 04/01/13	1,674,000	1,821,604
Colorado Interstate Gas Co.
	6.800% 11/15/15	550,000	529,375
Consolidated Natural Gas Co.
	5.375% 11/01/06	3,144,000	3,139,146
Duke Capital LLC
	4.370% 03/01/09	4,046,000	3,908,841
Kinder Morgan, Inc.
	7.250% 03/01/28	1,160,000	1,043,703
MarkWest Energy Partners LP
	8.500% 07/15/16(a)	350,000	344,225
Pacific Energy Partners LP
	6.250% 09/15/15	425,000	414,375
TEPPCO Partners LP
	7.625% 02/15/12	3,991,000	4,210,586
Williams Companies, Inc.
	6.375% 10/01/10(a)	890,000	869,975
	8.125% 03/15/12	460,000	478,400
Pipelines Total			17,057,074
ENERGY TOTAL			64,896,237
FINANCIALS – 14.1%
Banks – 3.4%
Bank One Corp.
	6.000% 08/01/08	2,000,000	2,012,788
Chinatrust Commercial Bank
	5.625% 12/29/49(a)(b)	1,220,000	1,115,190
First Union National Bank
	5.800% 12/01/08	7,489,000	7,499,205
HSBC Bank USA
	3.875% 09/15/09	10,900,000	10,356,264
	5.875% 11/01/34	2,000,000	1,812,802

15

		Par ($)		Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Banks – (continued)
Marshall & Ilsley Corp.
	4.375% 08/01/09	1,330,000		1,282,639
Popular North America, Inc.
	6.125% 10/15/06	5,292,000		5,294,181
Union Planters Corp.
	4.375% 12/01/10	3,820,000		3,624,682
Wachovia Capital Trust III
	5.800% 08/29/49(b)	3,475,000		3,385,686
Wachovia Corp.
	4.375% 06/01/10	3,280,000		3,131,260
	4.875% 02/15/14	2,145,000		1,999,375
	5.381% 06/01/10(b)	3,500,000		3,503,410
Wells Fargo & Co.
	4.875% 01/12/11	15,180,000		14,714,592
	5.340% 03/10/08(b)	2,400,000		2,400,666
	5.429% 09/15/09(b)	5,000,000		5,010,157
Banks Total				67,142,897
Diversified Financial Services – 8.3%
American Express Co.
	3.750% 11/20/07	1,887,000		1,841,031
	4.750% 06/17/09	2,746,000		2,685,218
American General Finance Corp.
	2.750% 06/15/08	2,090,000		1,977,195
	5.375% 09/01/09	850,000		840,530
	5.400% 12/01/15	3,890,000		3,689,492
BCP Crystal US Holdings Corp.
	9.625% 06/15/14	USD	240,000	258,000
Bear Stearns Companies, Inc.
	4.500% 10/28/10	6,256,000		5,973,593
Caterpillar Financial Services Corp.
	4.500% 09/01/08	8,110,000		7,910,797
CIT Group, Inc.
	7.375% 04/02/07	2,752,000		2,784,804
Citicorp Lease
	8.040% 12/15/19(a)	6,000,000		6,774,173
Citigroup Global Markets Holdings, Inc.
	6.500% 02/15/08	2,557,000		2,591,123
Citigroup, Inc.
	4.625% 08/03/10	14,500,000		13,982,658
	5.000% 09/15/14	1,876,000		1,752,540

16

		Par ($)		Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Credit Suisse First Boston USA, Inc.
	6.125% 11/15/11	3,452,000		3,508,548
E*Trade Financial Corp.
	8.000% 06/15/11	420,000		429,450
ERAP
	3.750% 04/25/10	EUR	1,420,000	1,810,647
Ford Motor Credit Co.
	7.375% 10/28/09	1,755,000		1,627,728
	7.375% 02/01/11	2,260,000		2,027,763
Fund American Companies, Inc.
	5.875% 05/15/13	3,225,000		3,066,959
General Electric Capital Corp.
	3.750% 12/15/09	3,500,000		3,298,321
	6.750% 03/15/32	6,000,000		6,421,164
General Motors Acceptance Corp.
	6.150% 04/05/07	4,263,000		4,241,715
	6.875% 09/15/11	2,081,000		1,996,860
	8.000% 11/01/31	625,000		600,000
Goldman Sachs Group, Inc.
	4.125% 01/15/08	1,200,000		1,174,528
	4.750% 07/15/13	2,950,000		2,742,928
	6.345% 02/15/34	1,550,000		1,449,875
	6.600% 01/15/12	5,858,000		6,032,602
HSBC Finance Corp.
	5.875% 02/01/09	4,336,000		4,360,498
	6.375% 11/27/12	1,907,000		1,951,612
	6.400% 06/17/08	1,850,000		1,874,302
International Lease Finance Corp.
	4.875% 09/01/10	6,000,000		5,800,720
JPMorgan Chase & Co.
	4.600% 01/17/11	7,305,000		6,995,438
	5.180% 10/02/09(b)	3,000,000		3,008,084
	7.250% 06/01/07	7,008,000		7,106,922
JPMorgan Chase Capital XV
	5.875% 03/15/35	1,925,000		1,701,504
LaBranche & Co., Inc.
	11.000% 05/15/12	265,000		290,175
Lehman Brothers Holdings, Inc.
	7.000% 02/01/08	4,530,000		4,618,622
MassMutual Global Funding II
	2.550% 07/15/08(a)	2,213,000		2,082,001

17

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Merrill Lynch & Co., Inc.
	6.050% 05/16/16	2,875,000	2,866,634
Morgan Stanley
	6.750% 04/15/11	6,500,000	6,758,147
Prudential Funding LLC
	6.600% 05/15/08(a)	6,773,000	6,876,565
Residential Capital Corp.
	6.375% 06/30/10	2,540,000	2,500,748
	6.500% 04/17/13	2,305,000	2,256,827
SLM Corp.
	4.500% 07/26/10	5,650,000	5,390,997
	5.125% 08/27/12	2,000,000	1,925,596
Windsor Financing LLC
	5.881% 07/15/17(a)	1,800,000	1,734,070
Diversified Financial Services Total			163,331,704
Insurance – 0.4%
Allstate Corp.
	5.350% 06/01/33	625,000	527,264
Allstate Financial Global Funding II
	2.625% 10/22/06(a)	1,500,000	1,485,472
Genworth Financial, Inc.
	4.750% 06/15/09	1,500,000	1,463,683
ING Groep NV
	5.775% 12/29/49(b)	3,370,000	3,190,534
Metlife, Inc.
	5.375% 12/15/12	938,000	913,152
Insurance Total			7,580,105
Real Estate – 0.4%
EOP Operating LP
	4.750% 03/15/14	5,107,000	4,659,395
	7.000% 07/15/11	3,136,000	3,264,179
Real Estate Total			7,923,574
Real Estate Investment Trusts – 1.1%
Archstone-Smith Trust
	5.750% 03/15/16	2,420,000	2,343,277
Camden Property Trust
	5.375% 12/15/13	5,483,000	5,229,398
Health Care Property Investors, Inc.
	6.450% 06/25/12	3,221,000	3,259,923

18

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts – (continued)
Host Marriott LP
	6.750% 06/01/16(a)	535,000	506,913
iStar Financial, Inc.
	5.800% 03/15/11	5,500,000	5,426,262
Rouse Co. LP
	6.750% 05/01/13(a)	340,000	332,970
Simon Property Group LP
	3.750% 01/30/09	5,283,000	5,028,738
Real Estate Investment Trusts Total			22,127,481
Savings & Loans – 0.5%
Washington Mutual Bank/Henderson NV
	5.125% 01/15/15	2,920,000	2,711,128
	6.750% 05/20/36	2,250,000	2,258,576
Washington Mutual, Inc.
	4.625% 04/01/14	6,200,000	5,571,738
Savings & Loans Total			10,541,442
FINANCIALS TOTAL			278,647,203
INDUSTRIALS – 1.6%
Aerospace & Defense – 0.2%
BE Aerospace, Inc.
	8.500% 10/01/10	240,000	252,600
DRS Technologies, Inc.
	6.875% 11/01/13	300,000	289,500
L-3 Communications Corp.
	5.875% 01/15/15	85,000	79,263
	6.375% 10/15/15	325,000	309,562
Raytheon Co.
	5.375% 04/01/13	2,200,000	2,130,598
	7.200% 08/15/27	830,000	913,450
Sequa Corp.
	9.000% 08/01/09	445,000	468,362
Aerospace & Defense Total			4,443,335
Building Materials – 0.1%
Goodman Global Holding Co., Inc.
	7.875% 12/15/12	250,000	241,875
Nortek, Inc.
	8.500% 09/01/14	150,000	145,875
NTK Holdings, Inc.
	(d) 03/01/14 (10.750% 09/01/09)	185,000	134,588

19

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Building Materials – (continued)
RMCC Acquisition Co.
	9.500% 11/01/12(a)	315,000	328,387
Building Materials Total			850,725
Electronics – 0.0%
Flextronics International Ltd.
	6.250% 11/15/14	200,000	187,250
Electronics Total			187,250
Environmental Control – 0.0%
Allied Waste North America, Inc.
	7.125% 05/15/16(a)	90,000	85,050
	7.875% 04/15/13	350,000	351,750
Environmental Control Total			436,800
Machinery-Construction & Mining – 0.0%
Terex Corp.
	7.375% 01/15/14	360,000	354,600
Machinery-Construction & Mining Total			354,600
Machinery-Diversified – 0.0%
Columbus McKinnon Corp.
	8.875% 11/01/13	335,000	341,700
Douglas Dynamics LLC
	7.750% 01/15/12(a)	215,000	203,713
Manitowoc Co., Inc.
	7.125% 11/01/13	250,000	243,750
Machinery-Diversified Total			789,163
Metal Fabricate/Hardware – 0.0%
Mueller Group, Inc.
	10.000% 05/01/12	250,000	269,375
Mueller Holdings, Inc.
	(d) 04/15/14 (14.750% 04/15/09)	270,000	228,825
TriMas Corp.
	9.875% 06/15/12	210,000	191,100
Metal Fabricate/Hardware Total			689,300
Miscellaneous Manufacturing – 0.4%
Bombardier, Inc.
	6.300% 05/01/14(a)	380,000	332,025
General Electric Co.
	5.000% 02/01/13	5,783,000	5,539,545

20

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Miscellaneous Manufacturing – (continued)
J.B. Poindexter & Co.
	8.750% 03/15/14	275,000	222,750
Koppers Industries, Inc.
	9.875% 10/15/13	239,000	259,315
Nutro Products, Inc.
	10.750% 04/15/14(a)	250,000	257,187
Trinity Industries, Inc.
	6.500% 03/15/14	375,000	366,094
Miscellaneous Manufacturing Total			6,976,916
Packaging & Containers – 0.1%
Crown Americas LLC
	7.750% 11/15/15(a)	530,000	519,400
Jefferson Smurfit Corp.
	8.250% 10/01/12	195,000	180,375
MDP Acquisitions PLC
	9.625% 10/01/12	190,000	197,125
Owens-Brockway Glass Container, Inc.
	8.250% 05/15/13	400,000	403,000
Owens-Illinois, Inc.
	7.500% 05/15/10	235,000	229,125
Packaging & Containers Total			1,529,025
Transportation – 0.8%
Burlington Northern Santa Fe Corp.
	6.750% 07/15/11	4,184,000	4,356,123
	7.950% 08/15/30	1,250,000	1,502,208
CHC Helicopter Corp.
	7.375% 05/01/14	405,000	390,319
QDI LLC
	9.000% 11/15/10	290,000	271,150
Ship Finance International Ltd.
	8.500% 12/15/13	360,000	341,550
Stena AB
	7.000% 12/01/16	500,000	460,000
Teekay Shipping Corp.
	8.875% 07/15/11	305,000	319,487
TFM SA de CV
	9.375% 05/01/12	320,000	332,800
Union Pacific Corp.
	3.875% 02/15/09	790,000	754,487

21

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – (continued)
	4.875% 01/15/15	3,570,000	3,321,086
	6.650% 01/15/11	3,635,000	3,755,755
Transportation Total			15,804,965
INDUSTRIALS TOTAL			32,062,079
TECHNOLOGY – 0.3%
Computers – 0.3%
Hewlett-Packard Co.
	5.750% 12/15/06	4,394,000	4,396,004
International Business Machines Corp.
	5.875% 11/29/32	700,000	668,885
Sungard Data Systems, Inc.
	9.125% 08/15/13(a)	170,000	177,650
	9.125% 08/15/13	40,000	41,700
Computers Total			5,284,239
Office/Business Equipment – 0.0%
Xerox Corp.
	7.125% 06/15/10	235,000	237,644
Office/Business Equipment Total			237,644
Semiconductors – 0.0%
Amkor Technology, Inc.
	9.250% 06/01/16	200,000	189,500
Freescale Semiconductor, Inc.
	6.875% 07/15/11	260,000	260,650
Semiconductors Total			450,150
TECHNOLOGY TOTAL			5,972,033
UTILITIES – 4.1%
Electric – 4.1%
AEP Texas Central Co.
	6.650% 02/15/33	5,830,000	5,815,489
AES Corp.
	9.500% 06/01/09	500,000	528,750
Alabama Power Co.
	2.800% 12/01/06	1,000,000	988,526
Appalachian Power Co.
	3.600% 05/15/08	1,804,000	1,735,678
CenterPoint Energy Houston Electric
	5.750% 01/15/14	900,000	880,221

22

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
CMS Energy Corp.
	6.875% 12/15/15	260,000	245,700
	8.500% 04/15/11	155,000	161,588
Commonwealth Edison Co.
	4.700% 04/15/15	1,125,000	1,020,632
Consolidated Edison Co. of New York
	4.700% 06/15/09	2,980,000	2,913,304
Dominion Resources, Inc.
	5.000% 03/15/13	912,000	853,735
Duquesne Light Holdings, Inc.
	6.250% 08/15/35	2,625,000	2,369,694
Dynegy Holdings, Inc.
	6.875% 04/01/11	350,000	330,750
	7.125% 05/15/18	100,000	87,500
Edison Mission Energy
	7.730% 06/15/09	605,000	611,050
Exelon Generation Co. LLC
	5.350% 01/15/14	2,125,000	2,028,881
	6.950% 06/15/11	800,000	832,251
FirstEnergy Corp.
	6.450% 11/15/11	4,626,000	4,706,186
FPL Energy National Wind LLC
	5.608% 03/10/24(a)	604,442	572,056
Hydro Quebec
	8.500% 12/01/29	2,000,000	2,661,578
Kiowa Power Partners LLC
	5.737% 03/30/21(a)	2,190,000	2,035,120
Midamerican Energy Holdings Co.
	5.000% 02/15/14	4,302,000	4,017,460
	6.125% 04/01/36(a)	1,765,000	1,647,617
Mirant North America LLC
	7.375% 12/31/13(a)	320,000	310,400
Nevada Power Co.
	5.875% 01/15/15	50,000	46,964
	6.500% 04/15/12	40,000	39,535
NiSource Finance Corp.
	5.400% 07/15/14	3,631,000	3,430,053
NorthWestern Corp.
	5.875% 11/01/14	10,000	9,800

23

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
NRG Energy, Inc.
	7.250% 02/01/14	315,000	307,519
	7.375% 02/01/16	295,000	287,994
Pacific Gas & Electric Co.
	4.200% 03/01/11	3,476,000	3,257,986
	6.050% 03/01/34	1,462,000	1,383,374
Pepco Holdings, Inc.
	5.500% 08/15/07	1,416,000	1,411,054
Progress Energy, Inc.
	6.050% 04/15/07	7,344,000	7,353,905
PSEG Power LLC
	8.625% 04/15/31	3,205,000	3,945,637
Public Service Electric & Gas Co.
	4.000% 11/01/08	1,701,000	1,638,042
Scottish Power PLC
	4.910% 03/15/10	1,300,000	1,256,763
Sierra Pacific Resources
	6.750% 08/15/17	850,000	796,875
Southern California Edison Co.
	6.650% 04/01/29	600,000	610,579
Southern Co. Capital Funding, Inc.
	5.300% 02/01/07	3,248,000	3,240,567
Southern Power Co.
	6.250% 07/15/12	1,753,000	1,762,687
TECO Energy, Inc.
	7.000% 05/01/12	355,000	353,225
TXU Corp.
	5.550% 11/15/14	3,450,000	3,127,290
TXU Electric Delivery Co.
	7.000% 09/01/22	3,400,000	3,530,245
Virginia Electric & Power Co.
	5.375% 02/01/07	4,996,000	4,982,498
Electric Total			80,126,758

24

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Gas – 0.0%
Sempra Energy
		4.750% 05/15/09	750,000	728,832
Gas Total				728,832
UTILITIES TOTAL				80,855,590
		Total Corporate Fixed-Income Bonds & Notes (cost of $675,151,125)		657,068,536
Mortgage-Backed Securities – 32.7%
Federal Home Loan Mortgage Corp.
		3.500% 10/01/18	4,193,952	3,781,531
		5.000% 10/01/35	173,507,827	162,165,164
		5.000% 11/01/35	23,205,799	21,688,775
		5.500% 12/01/17	294,509	289,469
		5.500% 12/01/18	1,752,233	1,721,428
		5.500% 07/01/19	1,414,306	1,388,550
		6.000% 05/01/17	123,026	123,268
		6.000% 07/01/17	2,644,119	2,649,303
		8.000% 11/01/09	17,846	18,336
		8.000% 04/01/10	14,838	15,281
		8.500% 11/01/26	217,647	233,548
	TBA:
		5.000% 07/01/21(e)	58,500,000	56,287,998
		5.500% 07/01/21(e)	19,500,000	19,122,187
		5.500% 07/01/36(e)	43,360,000	41,639,128
		6.500% 07/01/36(e)	13,000,000	13,073,125
Federal National Mortgage Association
		5.000% 09/01/35	8,989,394	8,408,453
		5.449% 08/01/36(b)	51,327	52,299
		5.943% 06/01/32(b)	33,797	32,980
		6.102% 07/01/32(b)	456,067	442,968
		7.000% 10/01/11	232,280	236,560
		8.000% 12/01/09	244,560	245,017
		10.000% 09/01/18	86,783	94,234
	TBA:
		4.500% 07/01/21(e)	48,000,000	45,360,000
		5.000% 07/01/21(e)	40,608,000	39,097,870
		5.500% 07/01/36(e)	127,559,000	122,496,438
		6.000% 07/01/21(e)	8,629,000	8,658,666
		6.000% 07/01/36(e)	17,231,000	16,956,372
		6.500% 07/01/36(e)	75,614,000	75,992,070
Government National Mortgage Association
		7.000% 01/15/30	1,352,333	1,395,420
		7.500% 12/15/23	1,270,808	1,328,303

25

		Par ($)		Value ($)
Mortgage-Backed Securities – (continued)
	7.500% 07/20/28	530,671		551,646
	8.000% 11/15/07	5,104		5,149
	8.000% 05/15/17	14,571		15,327
	8.500% 02/15/25	142,300		153,505
	9.500% 09/15/09	1,963		2,042
	13.000% 01/15/11	4,856		5,340
	13.000% 02/15/11	2,516		2,767

	Total Mortgage-Backed Securities (cost of $655,884,542)			645,730,517
Government & Agency Obligations – 20.6%
FOREIGN GOVERNMENT OBLIGATIONS – 4.5%
African Development Bank
	1.950% 03/23/10	JPY	475,000,000	4,240,251
Aries Vermoegensverwaltungs
	6.182% 10/25/07(b)	EUR	500,000	664,147
Belgium Government Bond
	3.750% 09/28/15	1,305,000		1,632,264
Corp. Andina de Fomento
	6.375% 06/18/09	870,000		1,179,703
Eksportfinans A/S
	1.800% 06/21/10	JPY	310,000,000	2,760,471
European Investment Bank
	3.625% 10/15/13	EUR	1,130,000	1,405,497
	5.500% 12/07/11	GBP	190,000	358,223
Export-Import Bank of Korea
	4.625% 03/16/10	USD	2,425,000	2,330,168
Federal Republic of Germany
	4.250% 07/04/14	EUR	4,140,000	5,384,203
	5.250% 07/04/10	3,425,000		4,612,126
	6.000% 07/04/07	380,000		498,311
Government of Canada
	4.500% 06/01/15	CAD	900,000	801,397
	5.500% 06/01/10	1,440,000		1,336,841
Government of New Zealand
	6.000% 11/15/11	NZD	350,000	213,431
Hellenic Republic of Greece
	5.350% 05/18/11	EUR	715,000	968,963
Inter-American Development Bank
	1.900% 07/08/09	JPY	240,000,000	2,147,193

26

		Par ($)		Value ($)
Government & Agency Obligations – (continued)
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
International Bank for Reconstruction & Development
	2.000% 02/18/08	315,000,000		2,804,750
Kingdom of Norway
	6.000% 05/16/11	NOK	4,155,000	720,693
Kingdom of Spain
	5.000% 07/30/12	EUR	3,015,000	4,076,329
	5.500% 07/30/17	500,000		717,178
Kingdom of Sweden
	4.000% 12/01/09	SEK	4,205,000	590,426
	5.500% 10/08/12	5,460,000		824,377
Netherlands Government Bond
	3.250% 07/15/15	EUR	1,820,000	2,189,124
New South Wales Treasury Corp.
	8.000% 03/01/08	AUD	445,000	341,101
Province of Ontario
	1.875% 01/25/10	JPY	415,000,000	3,710,511
Province of Quebec
	6.000% 10/01/12	CAD	650,000	619,151
Republic of Bulgaria
	7.500% 01/15/13	EUR	250,000	371,788
Republic of Finland
	5.375% 07/04/13	725,000		1,006,707
Republic of France
	3.000% 10/25/15	1,865,000		2,193,595
	4.000% 10/25/09	1,740,000		2,243,871
	4.000% 04/25/14	1,400,000		1,790,337
	4.750% 10/25/12	2,055,000		2,747,885
Republic of Ireland
	5.000% 04/18/13	2,070,000		2,811,195
Republic of Italy
	0.375% 10/10/06	JPY	330,000,000	2,884,830
	4.250% 11/01/09	EUR	1,300,000	1,686,829
	4.250% 02/01/15	1,000,000		1,283,246
Republic of Poland
	5.750% 03/24/10	PLN	2,255,000	715,709
Republic of South Africa
	5.250% 05/16/13	EUR	600,000	776,639
	13.000% 08/31/10	ZAR	1,350,000	216,881
Treasury Corp. of Victoria
	6.250% 10/15/12	AUD	130,000	97,790

27

			Par ($)	Value ($)
Government & Agency Obligations – (continued)
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
United Kingdom Treasury
	4.750% 06/07/10	GBP	540,000	996,743
	5.000% 09/07/14		1,810,000	3,406,297
	8.000% 06/07/21		395,000	989,724
United Mexican States
	5.625% 01/15/17	USD	3,890,000	3,613,810
	6.375% 01/16/13		3,056,000	3,051,416
	6.625% 03/03/15		1,070,000	1,086,050
	7.500% 04/08/33		7,841,000	8,248,732
FOREIGN GOVERNMENT OBLIGATIONS TOTAL				89,346,903
U.S. GOVERNMENT AGENCIES – 7.0%
Federal Home Loan Bank
	(g) 07/12/06		60,000,000	59,907,142
	3.875% 06/14/13		2,500,000	2,266,685
	4.375% 09/11/09		3,455,000	3,349,733
	5.375% 07/17/09		2,300,000	2,296,612
Federal Home Loan Mortgage Corp.
	4.750% 11/17/15		6,155,000	5,811,816
	5.125% 01/15/12	EUR	1,620,000	2,179,701
	5.250% 05/21/09	USD	7,300,000	7,262,369
	6.000% 06/15/11		10,660,000	10,888,060
	6.750% 03/15/31		2,000,000	2,294,960
Federal National Mortgage Association
	2.125% 10/09/07	JPY	560,000,000	4,987,391
	3.250% 02/15/09	USD	9,280,000	8,787,965
	4.125% 04/15/14		7,000,000	6,395,844
	4.375% 07/17/13		20,000,000	18,622,080
	7.250% 05/15/30		2,567,000	3,112,454
U.S. GOVERNMENT AGENCIES TOTAL				138,162,812
U.S. GOVERNMENT OBLIGATIONS – 9.1%
U.S. Treasury Bonds
	5.375% 02/15/31		12,010,000	12,217,365
	6.250% 08/15/23		23,750,000	26,193,661
	6.250% 05/15/30		14,000,000	15,857,184
U.S. Treasury Inflation Index Notes
	3.875% 01/15/09		12,381,365	12,824,383
	1.625% 01/15/15		6,329,880	5,900,885

28

		Par ($)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT OBLIGATIONS – (continued)
	3.625% 01/15/10(f)	20,000,000	19,042,180
	4.000% 02/15/15	19,100,000	17,600,344
	4.250% 11/15/13	800,000	757,062
	4.500% 11/15/15	16,000,000	15,240,000
	4.875% 04/30/08	13,680,000	13,605,718
	5.125% 05/15/16	5,640,000	5,633,390
U.S. Treasury STRIPS
	(g) 11/15/13 P.O.	20,650,000	14,208,666
	(g) 05/15/23 P.O.	50,000,000	20,387,950
U.S. GOVERNMENT OBLIGATIONS TOTAL			179,468,788

	Total Government & Agency Obligations (cost of $417,149,396)		406,978,503
Asset-Backed Securities – 18.5%
ACE Securities Corp.
	5.463% 02/25/36(b)	10,728,373	10,734,716
	5.483% 09/25/35(b)	3,055,767	3,057,452
Aegis Asset Backed Securities Trust
	5.423% 06/25/35(b)	541,493	541,486
	5.663% 03/25/31(b)	4,419,153	4,424,554
Americredit Automobile Receivables Trust
	4.050% 02/06/10	15,000,000	14,784,341
Arizona Educational Loan Marketing Corp.
	5.331% 12/01/13(b)	6,966,667	6,966,667
Bear Stearns Asset Backed Security, Inc.
	5.433% 05/25/35(b)	726,922	726,922
	5.673% 03/25/35(b)	3,821,838	3,822,962
	5.823% 08/25/34(b)	693,091	695,959
Bombardier Capital Mortgage Securitization Corp.
	6.230% 04/15/28	160,946	159,925
Capital Auto Receivables Asset Trust
	3.580% 01/15/09	11,060,000	10,821,061
	5.479% 01/15/09(b)	420,741	420,735
Chase Manhattan Auto Owner Trust
	2.040% 12/15/09	755,354	736,073
	2.260% 11/15/07	282,534	281,932
	2.780% 06/15/10	868,102	851,021
Contimortgage Home Equity Trust
	6.880% 01/15/28	274,745	274,200
	(d)12/25/29 (8.180% 08/25/06)	627,316	625,276

29

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
Countrywide Asset-Backed Certificates
	5.445% 12/25/25(b)	18,500,000	18,500,000
	5.460% 06/25/21(b)	8,500,000	8,500,000
	5.413% 07/25/35(b)	1,587,074	1,587,185
	5.443% 08/25/35(b)	1,647,296	1,647,360
	5.453% 10/25/35(b)	3,941,273	3,941,969
	5.483% 08/25/35(a)(b)	1,801,985	1,801,864
First Alliance Mortgage Loan Trust
	7.625% 07/25/25	1,283,833	1,279,467
First Plus Home Loan Trust
	(d) 05/10/24
	(7.720% 08/10/06)	241,061	241,096
Ford Credit Auto Owner Trust
	3.160% 08/15/07	5,000,000	4,981,766
Fremont Home Loan Trust
	5.373% 05/25/36(b)	2,308,453	2,307,164
GMAC Mortgage Corp. Loan Trust
	5.553% 12/25/20(b)	1,026,436	1,026,561
Gracechurch Card Funding PLC
	5.389% 02/17/09(b)	3,500,000	3,504,027
Green Tree Mortgage Loan Trust
	5.473% 12/25/32(a)(b)	2,844,664	2,845,295
GSAMP Trust
	5.240% 05/25/36(b)	13,500,000	13,500,000
	5.463% 11/25/35(b)	2,533,285	2,534,439
	5.493% 11/25/34(b)	547,236	547,334
Harley-Davidson Motorcycle Trust
	1.890% 02/15/11	263,216	256,846
	2.180% 01/15/09	757,846	752,625
	2.960% 02/15/12	1,552,354	1,503,880
Home Equity Asset Trust
	5.413% 08/25/35(b)	1,682,497	1,682,689
Household Automotive Trust
	2.310% 04/17/08	182,221	182,060
IMC Home Equity Loan Trust
	7.310% 11/20/28	3,362,260	3,356,614
	7.500% 04/25/26	547,738	545,481
	7.520% 08/20/28	1,459,258	1,454,808
Indymac Seconds Asset Backed Trust
	5.423% 05/25/36(b)	5,692,946	5,695,975
	5.453% 06/25/36(b)	17,704,890	17,717,471

30

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
Keycorp Sudent Loan Trust
	5.410% 07/25/29(b)	12,405,404	12,485,141
Long Beach Auto Receivables Trust
	4.250% 04/15/12	5,000,000	4,859,582
Long Beach Mortgage Loan Trust
	5.403% 04/25/35(b)	87,635	87,633
Mastr Asset Backed Securities Trust
	5.373% 03/25/36(b)	765,804	766,265
	5.463% 02/25/36(b)	8,892,055	8,896,303
	5.473% 11/25/35(b)	8,262,178	8,265,021
Mastr Second Lien Trust
	5.482% 02/25/36(b)	3,742,373	3,746,987
Money Store Home Equity Trust
	5.349% 08/15/29(b)	7,137,206	7,134,220
Morgan Stanley ABS Capital
	5.403% 02/25/35(b)	130,141	130,138
	5.413% 03/25/35(b)	831,522	831,561
New Century Home Equity Loan Trust
	5.493% 03/25/36(b)	5,410,723	5,417,780
Oncor Electric Delivery Transition Bond Co.
	2.260% 02/15/09	2,306,747	2,297,482
Onyx Acceptance Auto Trust
	3.380% 01/15/08	415,389	415,199
Park Place Securities, Inc.
	6.523% 10/25/34(b)	1,000,000	1,002,307
Popular ABS Mortgage Pass-Through Trust
	5.413% 04/25/35(b)	4,566,593	4,567,330
	5.423% 07/25/35(b)	3,563,716	3,563,210
Renaissance Home Equity Loan Trust
	5.413% 08/25/35(b)	987,527	987,918
	5.433% 08/25/35(b)	4,230,252	4,231,393
	5.443% 05/25/35(b)	2,919,346	2,920,006
Residential Asset Securities Corp.
	6.373% 04/25/34(b)	2,325,000	2,335,236
SACO I, Inc.
	5.453% 06/25/36(b)	19,289,706	19,304,881
	5.473% 04/25/36(b)	12,259,048	12,268,107
	5.493% 03/25/36(b)	9,763,318	9,762,387
	5.523% 04/25/35(a)(b)	9,851,271	9,849,759
	5.523% 07/25/36(b)	10,450,106	10,461,538

31

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
Salomon Brothers Mortgage Securities VII
	7.150% 06/25/28	404,701	395,761
Securitized Asset Backed Receivables LLC Trust
	5.573% 02/25/34(b)	310,641	311,656
SLM Student Loan Trust
	5.110% 01/25/13(b)	3,205,471	3,204,489
	5.130% 04/25/14(b)	3,355,145	3,356,738
	5.210% 04/25/17(b)	8,026,532	8,046,197
	5.260% 01/25/12(b)	5,638,090	5,650,126
Soundview Home Equity Loan Trust
	5.547% 11/25/35(b)	17,200,000	17,200,000
Structured Asset Investment Loan Trust
	5.443% 03/25/35(b)	446,563	446,574
	6.023% 08/25/33(b)	6,800,000	6,838,372
Structured Asset Securities Corp.
	5.433% 02/25/36(a)(b)	10,857,000	10,853,607
Volkswagen Auto Lease Trust
	3.940% 10/20/10	9,585,000	9,349,568
WFS Financial Owner Trust
	2.340% 08/22/11	1,653,759	1,620,433

	Total Asset-Backed Securities (cost of $365,780,244)		365,680,163
Collateralized Mortgage Obligations – 10.5%
AGENCY – 5.7%
Federal Home Loan Mortgage Corp.
	4.000% 09/15/15	6,775,000	6,516,323
	4.000% 11/15/16	10,000,000	9,396,093
	4.000% 10/15/18	7,850,000	6,952,231
	4.000% 10/15/26	7,720,000	7,471,871
	4.500% 02/15/15	15,130,000	14,814,425
	4.500% 03/15/18	12,092,000	11,565,165
	4.500% 10/15/18	3,106,938	3,034,573
	4.500% 02/15/27	2,830,000	2,728,691
	4.500% 08/15/28	2,960,000	2,803,914
	5.500% 10/15/25	9,660,649	9,602,440
	5.500% 06/15/34	15,000,000	14,302,408
	6.000% 06/15/31	2,334,159	2,337,358
	6.500% 10/15/23	510,000	520,349
Federal National Mortgage Association
	4.500% 11/25/14	2,050,000	1,990,371
	5.500% 08/25/17	8,781,320	8,629,021

32

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
AGENCY – (continued)
	6.000% 04/25/17	8,178,200	8,229,385
Government National Mortgage Association
	4.500% 04/16/28	2,090,000	2,019,419
AGENCY TOTAL			112,914,037
NON – AGENCY – 4.8%
Bear Stearns Alt-A Trust
	5.603% 01/25/35(b)	5,530,993	5,550,104
	5.673% 10/25/33(b)	3,130,557	3,292,920
Bear Stearns Asset Backed Securities, Inc.
	(d) 01/25/34
	(5.000% 07/25/06)	3,077,533	3,009,338
Countrywide Alternative Loan Trust
	5.250% 08/25/35	7,745,930	7,618,203
	5.413% 03/25/36(b)	1,694,255	1,695,224
	5.723% 03/25/34(b)	2,347,271	2,354,397
Countrywide Home Loan Mortgage Pass Through Trust
	4.594% 12/19/33(b)	3,335,575	3,155,926
	5.000% 02/25/33	7,898,000	7,783,342
CSAB Mortgage Backed Trust
	5.423% 06/25/36(b)	13,571,809	13,580,021
IMPAC CMB Trust
	5.583% 04/25/35(b)	6,165,315	6,183,784
	5.813% 10/25/34(b)	3,372,536	3,374,850
JPMorgan Mortgage Trust
	5.000% 09/25/20	14,764,971	14,521,154
Sequoia Mortgage Trust
	6.147% 07/20/34(b)	4,543,238	4,431,375
Specialty Underwriting & Residential Finance
	5.413% 03/25/36(b)	7,302,407	7,304,125
Structured Asset Securities Corp.
	5.500% 07/25/33	2,993,340	2,944,604
Wamu Alternative Mortgage Pass-Through Certificates
	5.500% 07/25/35	8,466,389	8,308,256
NON – AGENCY TOTAL			95,107,623

	Total Collateralized Mortgage Obligations (cost of $212,951,021)		208,021,660

33

		Par ($)		Value ($)
Commercial Mortgage-Backed Securities – 2.6%
Bear Stearns Commercial Mortgage Securities
	5.458% 03/11/39(b)	9,165,000		8,833,841
	5.634% 04/12/38(b)	9,200,000		8,971,076
	5.686% 09/11/38(b)	482,000		476,822
GMAC Commercial Mortgage Securities, Inc.
	1.501% 07/15/29 I.O.(b)(h)	38,746,857		1,057,983
Greenwich Capital Commercial Funding Corp.
	4.533% 01/05/36	1,200,000		1,140,234
LB-UBS Commercial Mortgage Trust
	5.084% 02/15/31	10,080,000		9,803,586
	5.103% 11/15/30	10,000,000		9,735,550
Merrill Lynch Mortgage Investors, Inc.
	0.870% 12/15/30 I.O.(b)(h)	69,740,306		1,683,601
Merrill Lynch Mortgage Trust
	5.417% 11/12/37(b)	6,320,000		6,014,618
Nationslink Funding Corp.
	6.888% 11/10/30	3,120,000		3,138,876

	Total Commercial Mortgage-Backed Securities (cost of $53,776,122)			50,856,187
Convertible Bonds – 0.0%
COMMUNICATIONS – 0.0%
Telecommunication Services – 0.0%
Nortel Networks Corp.
	4.250% 09/01/08	80,000		75,400
NTL Cable PLC
	8.750% 04/15/14	EUR	165,000	215,000
Telecommunication Services Total				290,400
COMMUNICATIONS TOTAL				290,400

	Total Convertible Bonds (cost of $294,847)			290,400
Short-Term Obligation – 4.7%
	Repurchase agreement with State Street Bank & Trust Co., dated 06/30/06, due 07/03/06 at 5.100%, collateralized by U.S. Government Agency Note maturing on 05/22/08, market value of $94,525,000 (repurchase proceeds $92,709,385)	92,670,000		92,670,000

	Total Short-Term Obligation (cost of $92,670,000)			92,670,000

	Total Investments – 122.9% (cost of $2,473,657,297)(i)(j)			2,427,295,966

	Other Assets & Liabilities, Net – (22.9)%			(451,725,030)

	Net Assets – 100.0%			1,975,570,936

34

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s (Funds’ ) shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities, which are not illiquid, amounted to $94,832,575 , which represents 4.8% of net assets.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2006.

(c)	Pay-in-kind securities.

(d)	Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

35

(e)	Security, or a portion thereof, purchased on a delayed delivery basis.

(f)	Security pledged as collateral for open futures contracts.

(g)	Zero coupon bond.

(h)	Accrued interest accumulates in the value of this security and is payable at redemption.

(i)	Cost for federal income tax purposes is $2,473,884,341.

(j)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$6,159,121	$(52,747,496)	$(46,588,375)

At June 30, 2006, the Fund held the following open long futures contracts:

			Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
10 –Year U.S. Treasury Notes	151	$15,833,766	$15,889,495	Sep-2006	$(55,729)
5 –Year U.S. Treasury Notes	70	7,238,438	7,268,798	Sep-2006	(30,360)
2 –Year U.S. Treasury Notes	95	19,264,219	19,303,122	Sep-2006	(38,903)
					$(124,992)

At June 30, 2006, the following forward foreign currency contracts were outstanding:

Description	Local currency	Value of contract when opened (local currency)	Value of contract when opened (US dollars)	Market value of contract (US dollars)	Unrealized Depreciation
Contracts to Sell
Expiring July 24, 2006	EUR	147,000	$186,575	$188,345	$(1,770)
Expiring July 31, 2006	EUR	865,000	1,086,380	1,108,853	(22,473)
Expiring July 19, 2006	GBP	500,000	924,265	924,990	(725)
Total net unrealized depreciation					$(24,968)

Acronym	Name
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Currency
GBP	Great Britain Pound
I.O.	Interest Only
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PIK	Payment-In-Kind
P.O.	Principal Only
PLN	Polish Zloty
SEK	Swedish Krona
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
USD	United States Dollar
ZAR	South African Rand

36

INVESTMENT PORTFOLIO
June 30, 2006 (Unaudited)	Columbia Short Term Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 33.5%
COMMUNICATIONS – 3.0%
Media – 0.7%
Jones Intercable, Inc.
	7.625% 04/15/08	1,875,000	1,927,687
Time Warner, Inc.
	6.150% 05/01/07	6,110,000	6,126,984
Media Total			8,054,671
Telecommunication Services – 2.3%
AT&T, Inc.
	4.125% 09/15/09	6,000,000	5,703,244
Deutsche Telekom International Finance BV
	8.000% 06/15/10	5,450,000	5,854,096
New Cingular Wireless Services, Inc.
	7.500% 05/01/07	5,970,000	6,051,026
Sprint Capital Corp.
	6.375% 05/01/09	3,750,000	3,807,516
Verizon Global Funding Corp.
	7.600% 03/15/07	600,000	606,999
Vodafone Group PLC
	7.750% 02/15/10	5,100,000	5,387,934
Telecommunication Services Total			27,410,815
COMMUNICATIONS TOTAL			35,465,486
CONSUMER CYCLICAL – 2.6%
Auto Manufacturers – 0.3%
DaimlerChrysler NA Holding Corp.
	4.750% 01/15/08	3,950,000	3,880,920
Auto Manufacturers Total			3,880,920
Home Builders – 0.6%
DR Horton, Inc.
	4.875% 01/15/10	4,775,000	4,527,596
KB Home
	9.500% 02/15/11	2,000,000	2,077,500
Home Builders Total			6,605,096
Lodging – 0.1%
MGM Mirage
	7.250% 10/15/06	1,500,000	1,505,625
Lodging Total			1,505,625
Retail – 1.6%
Home Depot, Inc.

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
	3.750% 09/15/09	8,175,000	7,743,947
Lowe’s Companies, Inc.
	8.250% 06/01/10	1,135,000	1,236,389
Wal-Mart Stores, Inc.
	6.875% 08/10/09	8,750,000	9,061,416
Retail Total			18,041,752
CONSUMER CYCLICAL TOTAL			30,033,393
CONSUMER NON-CYCLICAL – 5.1%
Beverages – 1.6%
Bottling Group LLC
	2.450% 10/16/06	10,300,000	10,206,391
Coca-Cola Enterprises, Inc.
	5.750% 11/01/08	1,275,000	1,275,821
Constellation Brands, Inc.
	8.625% 08/01/06	2,000,000	2,020,000
Diageo Capital PLC
	3.500% 11/19/07	5,000,000	4,857,722
Beverages Total			18,359,934
Cosmetics/Personal Care – 0.6%
Procter & Gamble Co.
	4.750% 06/15/07	6,675,000	6,605,802
Cosmetics/Personal Care Total			6,605,802
Food – 1.1%
Fred Meyer, Inc.
	7.450% 03/01/08	1,000,000	1,022,921
General Mills, Inc.
	5.125% 02/15/07	5,710,000	5,683,055
Kroger Co.
	7.800% 08/15/07	2,860,000	2,920,420
Safeway, Inc.
	4.950% 08/16/10	3,725,000	3,575,732
Food Total			13,202,128
Healthcare Products – 0.6%
Baxter FinCo BV
	4.750% 10/15/10	7,500,000	7,168,323
Healthcare Products Total			7,168,323

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Services – 0.7%
UnitedHealth Group, Inc.
	3.375% 08/15/07	5,415,000	5,278,260
WellPoint, Inc.
	3.500% 09/01/07	3,315,000	3,230,058
Healthcare Services Total			8,508,318
Household Products/Wares – 0.2%
Fortune Brands, Inc.
	5.125% 01/15/11	2,550,000	2,441,850
Household Products/Wares Total			2,441,850
Pharmaceuticals – 0.3%
GlaxoSmithKline Capital PLC
	2.375% 04/16/07	3,000,000	2,927,329
Pharmaceuticals Total			2,927,329
CONSUMER NON-CYCLICAL TOTAL			59,213,684
ENERGY – 1.8%
Oil & Gas – 1.8%
ChevronTexaco Capital Co.
	3.500% 09/17/07	7,775,000	7,588,382
Devon Energy Corp.
	2.750% 08/01/06	5,825,000	5,813,324
Marathon Oil Corp.
	5.375% 06/01/07	1,725,000	1,719,201
USX Corp.
	6.850% 03/01/08	5,550,000	5,636,041
Oil & Gas Total			20,756,948
ENERGY TOTAL			20,756,948
FINANCIALS – 15.9%
Banks – 3.0%
Bank One N.A.
	5.500% 03/26/07	9,500,000	9,489,724
Fifth Third Bank
	2.700% 01/30/07	6,316,000	6,219,354
Marshall & Ilsley Corp.
	4.375% 08/01/09	5,000,000	4,821,953
U.S. Bancorp
	3.125% 03/15/08	5,000,000	4,805,301
Wachovia Corp.
	3.625% 02/17/09	5,000,000	4,764,633
Wells Fargo & Co.

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Banks – (continued)
	3.120% 08/15/08	5,200,000	4,942,171
Banks Total			35,043,136
Diversified Financial Services – 9.4%
American Express Credit Corp.
	3.000% 05/16/08	2,500,000	2,382,893
Bear Stearns Companies, Inc.
	3.250% 03/25/09	6,025,000	5,664,025
Capital One Bank
	4.875% 05/15/08	3,800,000	3,742,859
Caterpillar Financial Services Corp.
	3.625% 11/15/07	7,155,000	6,965,397
CIT Group, Inc.
	5.500% 11/30/07	4,000,000	3,988,837
Citigroup, Inc.
	4.250% 07/29/09	10,000,000	9,620,669
Countrywide Home Loans, Inc.
	4.125% 09/15/09	7,050,000	6,697,381
Credit Suisse First Boston USA, Inc.
	4.625% 01/15/08	6,000,000	5,914,189
Ford Motor Credit Co.
	7.375% 10/28/09	4,965,000	4,604,940
General Electric Capital Corp.
	4.250% 01/15/08	6,225,000	6,101,426
Goldman Sachs Group, Inc.
	4.125% 01/15/08	5,600,000	5,481,129
HSBC Finance Corp.
	6.400% 06/17/08	5,725,000	5,800,205
JPMorgan Chase & Co.
	3.800% 10/02/09	2,500,000	2,368,662
Lehman Brothers Holdings, Inc.
	7.000% 02/01/08	6,175,000	6,295,803
Merrill Lynch & Co., Inc.
	4.125% 01/15/09	8,000,000	7,710,047
Morgan Stanley
	3.875% 01/15/09	9,400,000	9,013,262
Pitney Bowes Credit Corp.
	5.750% 08/15/08	1,525,000	1,527,420
USA Education, Inc.
	5.625% 04/10/07	12,000,000	12,009,891

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Wells Fargo Financial, Inc.
	4.875% 06/12/07	4,000,000	3,961,968
Diversified Financial Services Total			109,851,003
Insurance – 1.1%
Allstate Financial Global Funding II
	2.625% 10/22/06(a)	2,450,000	2,426,270
American International Group, Inc.
	2.875% 05/15/08	8,885,000	8,445,585
Genworth Financial, Inc.
	4.750% 06/15/09	2,010,000	1,961,335
Insurance Total			12,833,190
Real Estate – 0.5%
Security Capital Group, Inc.
	7.150% 06/15/07	6,315,000	6,402,472
Real Estate Total			6,402,472
Real Estate Investment Trusts – 0.3%
American Health Properties
	7.500% 01/15/07	3,420,000	3,447,174
Real Estate Investment Trusts Total			3,447,174
Savings & Loans – 1.6%
Washington Mutual, Inc.
	4.000% 01/15/09	7,600,000	7,301,103
Western Financial Bank
	9.625% 05/15/12	5,050,000	5,573,567
World Savings Bank
	4.125% 03/10/08	5,750,000	5,608,827
Savings & Loans Total			18,483,497
FINANCIALS TOTAL			186,060,472
INDUSTRIALS – 2.6%
Aerospace & Defense – 0.9%
Boeing Co.
	8.100% 11/15/06	1,820,000	1,835,127
United Technologies Corp.
	4.875% 11/01/06	8,475,000	8,450,905
Aerospace & Defense Total			10,286,032
Environmental Control – 0.4%
USA Waste Services, Inc.
	7.125% 10/01/07	1,430,000	1,452,355
Waste Management, Inc.

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Environmental Control – (continued)
	7.375% 08/01/10	3,000,000	3,160,705
Environmental Control Total			4,613,060
Machinery – 0.5%
John Deere Capital Corp.
	4.625% 04/15/09	5,855,000	5,694,534
Machinery Total			5,694,534
Transportation – 0.8%
Canadian National Railway Co.
	6.712% 07/15/36	910,000	901,260
CSX Corp.
	6.750% 03/15/11	3,450,000	3,573,390
Union Pacific Corp.
	3.875% 02/15/09	5,325,000	5,085,626
Transportation Total			9,560,276
INDUSTRIALS TOTAL			30,153,902
TECHNOLOGY – 0.6%
Computers – 0.6%
International Business Machines Corp.
	3.800% 02/01/08	7,815,000	7,607,825
Computers Total			7,607,825
TECHNOLOGY TOTAL			7,607,825
UTILITIES – 1.9%
Electric – 1.6%
American Electric Power Co., Inc.
	5.375% 03/15/10	4,740,000	4,663,600
Exelon Generation Co. LLC
	6.950% 06/15/11	5,350,000	5,565,677
Scottish Power PLC
	4.910% 03/15/10	6,900,000	6,670,510
Virginia Electric & Power Co.
	5.375% 02/01/07	1,400,000	1,396,216
Electric Total			18,296,003
Gas – 0.3%
Sempra Energy

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Gas – (continued)
	4.750% 05/15/09	3,810,000	3,702,468
Gas Total			3,702,468
UTILITIES TOTAL			21,998,471
	Total Corporate Fixed-Income Bonds & Notes (cost of $399,572,606)		391,290,181
Collateralized Mortgage Obligations – 18.7%
AGENCY – 10.1%
Federal Home Loan Mortgage Corp.
	3.000% 06/15/09	52,193	52,095
	4.000% 07/15/14	27,430,150	26,706,236
	4.000% 09/15/15	3,980,000	3,849,198
	4.000% 10/15/26	16,585,000	16,051,940
	5.000% 06/15/24	26,485,118	26,179,257
	5.500% 11/15/21	13,858,682	13,772,643
	6.000% 06/15/31	592,868	593,681
	7.000% 06/15/22	159,756	159,457
	8.500% 09/15/06	1,355	1,353
	I.O.:
	5.500% 01/15/23(c)	832,888	30,783
	5.500% 05/15/27(c)	990,347	81,582
Federal National Mortgage Association
	(d) 05/25/23	1,295,000	946,827
	5.000% 04/25/31	4,149,881	4,054,974
	5.500% 10/25/24	17,000,000	16,904,492
	5.500% 02/25/28	8,593,000	8,540,204
	8.000% 10/25/06	556	555
Government National Mortgage Association
	5.000% 05/16/27	488,806	469,627
AGENCY TOTAL			118,394,904
NON - AGENCY – 8.6%
Bank of America Mortgage Securities
	5.250% 02/25/18(e)	1,149,118	1,132,321
Bear Stearns Adjustable Rate Mortgage Trust
	3.510% 06/25/34(b)	3,583,400	3,490,586
Countrywide Alternative Loan Trust
	5.250% 08/25/35	9,566,396	9,408,651
	5.720% 03/25/34(b)	954,087	956,984

7

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
NON - AGENCY – (continued)
Countrywide Home Loan Mortgage Pass Through Trust
	5.000% 01/25/18	64,105	63,902
	5.500% 09/25/35	30,886,347	30,250,109
	5.820% 03/25/34(b)	4,685,098	4,688,559
Credit Suisse Mortgage Capital Certificates
	5.750% 02/25/36	14,376,047	14,259,750
CS First Boston Mortgage Securities Corp.
	5.500% 09/25/35	18,818,933	18,655,191
GMAC Mortgage Corporation Loan Trust
	5.820% 05/25/18(b)	3,291,978	3,294,067
PNC Mortgage Securities Corp.
	(d) 04/28/27(f)	5,773	5,282
Residential Accredit Loans, Inc.
	5.920% 07/25/32(b)	73,062	73,122
SACO I, Inc.
	7.000% 08/25/36(a)	307,335	307,527
Structured Asset Securities Corp.
	5.500% 05/25/33	364,637	353,198
	5.500% 07/25/33	261,636	257,376
	5.750% 04/25/33	2,568,923	2,499,519
Washington Mutual Mortgage Securities Corp.
	5.500% 10/25/35	4,060,000	3,994,262
Wells Fargo Mortgage Backed Securities
	4.500% 08/25/18	2,861,430	2,768,246
	5.250% 08/25/33	4,100,546	4,065,547
NON - AGENCY TOTAL			100,524,199
	Total Collateralized Mortgage Obligations (cost of $223,098,727)		218,919,103
Asset-Backed Securities – 17.6%
Aames Mortgage Investment Trust
	5.660% 01/25/35(b)	4,651,435	4,658,638
ABFS Mortgage Loan Trust
	(g) 12/15/33 (4.430% 08/15/06)	50,159	48,346
Americredit Automobile Receivables Trust
	4.050% 02/06/10	12,001,000	11,828,459
Amresco Residential Securities Mortgage Loan Trust
	5.740% 06/25/27(b)	49,605	49,616

8

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
	5.800% 07/25/28(b)	96,736	96,763
Bear Stearns Asset Backed Securities, Inc.
	5.430% 06/25/35(b)	4,443,673	4,444,335
Chase Manhattan Auto Owner Trust
	2.080% 05/15/08	3,107,774	3,087,047
	2.260% 11/15/07	211,901	211,449
	2.570% 02/16/10	3,483,880	3,408,539
Cityscape Home Equity Loan Trust
	(g) 07/25/28 (7.380% 08/25/06)	182,440	181,822
	7.410% 05/25/28	46,763	46,608
Countrywide Asset-Backed Certificates
	5.440% 08/25/35(b)	2,154,156	2,154,240
	5.503% 02/25/36(b)	16,334,813	16,340,569
Daimler Chrysler Auto Trust
	2.580% 04/08/09	5,000,000	4,895,756
Educap, Inc.
	5.550% 09/20/15(b)	310,657	312,459
First Alliance Mortgage Loan Trust
	6.680% 06/25/25	150,058	149,544
	8.225% 09/20/27	465,211	464,748
First Franklin Mortgage Loan Asset Backed Certificates
	5.520% 03/25/25(b)	5,588,672	5,591,253
First Plus Home Loan Trust
	(g) 05/10/24 (7.720% 08/10/06)	68,609	68,619
GMAC Mortgage Corporation Loan Trust
	3.970% 09/25/34	1,900,000	1,851,949
Green Tree Mortgage Loan Trust
	5.470% 12/25/32(a)(b)	2,844,664	2,845,295
GSAMP Trust
	5.490% 11/25/34(b)	1,094,473	1,094,668
Harley-Davidson Motorcycle Trust
	3.090% 06/15/10	1,265,962	1,245,411
Honda Auto Receivables Owner Trust
	2.790% 03/16/09	3,676,876	3,609,960
IMC Home Equity Loan Trust
	7.080% 08/20/28	53,996	53,831
	7.310% 11/20/28	94,349	94,191
	7.500% 04/25/26	371,245	369,715
	7.520% 08/20/28	524,587	522,988
KeyCorp Student Loan Trust
	5.410% 10/25/25(b)	12,080,000	12,140,158

9

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
	5.810% 01/27/23(a)(b)	2,482,404	2,495,900
Long Beach Auto Receivables Trust
	(g) 07/15/10 (2.841% 08/15/06)	8,100,000	7,902,204
Mastr Asset Backed Securities Trust
	5.470% 11/25/35(b)	22,566,074	22,573,839
MBNA Credit Card Master Note Trust
	6.550% 12/15/08(e)	5,000,000	5,002,058
Morgan Stanley ABS Capital
	5.403% 02/25/35(b)	177,288	177,284
Navistar Financial Corp. Owner Trust
	3.250% 10/15/10	4,125,000	4,037,919
Novastar Home Equity Loan
	5.450% 01/25/36(b)	7,601,434	7,604,186
	5.710% 05/25/33(b)	3,266,556	3,298,937
Residential Asset Mortgage Products, Inc.
	3.981% 04/25/29	930,000	906,083
	5.423% 03/25/35(b)	3,337,410	3,337,589
	5.450% 09/25/35(b)	24,281,230	24,292,458
	5.660% 03/25/33(b)	1,214,500	1,215,199
	5.660% 09/25/33(b)	22,310	22,311
Residential Funding Mortgage Securities II, Inc.
	(g) 07/25/28 (4.760% 08/25/06)	2,180,000	2,035,306
	5.610% 08/25/33(b)	65,804	65,933
SACO I, Inc.
	5.520% 04/25/35(a)(b)	15,827,416	15,824,987
Terwin Mortgage Trust
	5.770% 07/25/34(b)	1,245,882	1,248,303
WFS Financial Owner Trust
	2.810% 08/22/11	20,700,000	20,188,319
	3.540% 11/21/11	1,895,000	1,863,255
	Total Asset-Backed Securities (cost of $206,830,359)		205,959,046
Mortgage-Backed Securities – 12.6%
Federal Home Loan Mortgage Corp.
	4.000% 05/01/11	4,796,866	4,596,978
	4.000% 06/01/11	22,241,199	21,309,326
	4.500% 10/01/14	16,452,867	15,794,963
	4.500% 11/01/20	3,691,419	3,485,112
	4.500% 03/01/21	13,880,493	13,104,607

10

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	5.000% 09/01/19	4,132,281	3,983,423
	5.000% 04/01/20	3,822,398	3,680,150
	5.000% 07/01/20	4,505,600	4,337,926
	5.000% 08/01/20	2,788,177	2,684,416
	5.500% 05/01/17	190,628	187,366
	5.500% 09/01/17	716,492	704,229
	5.500% 12/01/17	3,377,911	3,320,098
	5.500% 01/01/19	16,746	16,441
	5.500% 07/01/19	624,575	613,201
	5.500% 02/01/21	16,643,197	16,326,474
	6.000% 10/01/06	23,163	23,168
	6.000% 03/01/17	100,481	100,678
	6.000% 04/01/17	103,602	103,805
	6.000% 08/01/17	271,427	271,959
	7.000% 05/01/19	97	97
	7.500% 09/01/15	171,977	179,108
	8.500% 07/01/30	88,514	94,887
Federal National Mortgage Association
	4.500% 11/01/14	3,756,450	3,581,033
	5.000% 08/01/19	811,558	782,821
	5.000% 11/01/19	12,413,687	11,974,127
	5.000% 03/01/20	1,602,324	1,543,677
	5.000% 04/01/20	12,373,200	11,920,334
	5.000% 05/01/20	8,622,244	8,306,665
	5.000% 06/01/20	668,735	644,259
	5.000% 08/01/20	6,164,389	5,938,769
	6.000% 03/01/09	203,843	202,839
	6.000% 05/01/09	48,943	48,702
	6.500% 03/01/12	48,551	49,126
	7.500% 11/01/09	11,955	11,962
	7.500% 08/01/15	96,102	99,993
	8.000% 05/01/15	133,571	140,588
	8.000% 08/01/30	37,197	39,256
	8.000% 05/01/31	55,555	58,631
	8.000% 07/01/31	59,883	63,215
	9.000% 04/01/16	447,662	464,001
	TBA,
	6.000% 07/01/21	983,000	986,380
Government National Mortgage Association
	4.375% 04/20/22(b)	2,917,815	2,915,493
	4.375% 06/20/29(b)	895,474	897,326
	6.500% 09/15/13	94,169	95,788

11

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	6.500% 03/15/32	4,854	4,919
	6.500% 11/15/33	518,859	525,623
	7.000% 11/15/13	97,408	100,404
	7.000% 04/15/29	106,424	109,825
	7.000% 08/15/29	4,804	4,958
Small Business Administration
	5.625% 06/25/22(b)	499,601	504,204
	Total Mortgage-Backed Securities (cost of $152,529,716)		146,933,330
Government & Agency Obligations – 11.4%
FOREIGN GOVERNMENT OBLIGATIONS – 1.9%
Government of Canada
	6.750% 08/28/06	1,000,000	1,002,371
Morocco Government AID Bond
	5.594% 05/01/23(b)	425,000	428,094
Province of Ontario
	3.500% 09/17/07	3,500,000	3,425,923
Province of Quebec
	5.000% 07/17/09	6,655,000	6,549,933
Swedish Export Credit
	2.875% 01/26/07	5,000,000	4,926,043
United Mexican States
	4.625% 10/08/08	6,000,000	5,853,000
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			22,185,364
U.S. GOVERNMENT AGENCIES – 3.4%
Federal Home Loan Mortgage Corp.
	6.625% 09/15/09	9,525,000	9,850,660
Federal National Mortgage Association
	4.750% 08/03/07	30,585,000	30,337,812
U.S. GOVERNMENT AGENCIES TOTAL			40,188,472
U.S. GOVERNMENT OBLIGATIONS – 6.1%
U.S. Treasury Inflation Indexed Notes
	3.875% 01/15/09	40,128,888	41,564,739
U.S. Treasury Notes
	2.875% 11/30/06	30,000,000	29,709,360
U.S. GOVERNMENT OBLIGATIONS TOTAL			71,274,099
	Total Government & Agency Obligations (cost of $135,445,834)		133,647,935

12

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities – 3.5%
CS First Boston Mortgage Securities Corp.
	6.480% 05/17/40	21,335,488	21,510,439
LB-UBS Commercial Mortgage Trust
	5.642% 12/15/25	10,199,874	10,134,135
Merrill Lynch Mortgage Investors, Inc.
	I.O.,
	0.870% 12/15/30(b)(c)	13,721,349	331,247
Nationslink Funding Corp.
	6.888% 11/10/30	2,830,000	2,847,122
PNC Mortgage Acceptance Corp.
	5.910% 03/12/34	2,364,437	2,358,525
Prudential Securities Secured Financing Corp.
	6.480% 11/01/31	3,646,161	3,664,246
Total Commercial Mortgage-Backed Securities (cost of $42,685,327)			40,845,714
Short-Term Obligation – 2.5%
	Repurchase agreement with State Street Bank & Trust Co., dated 06/30/06, due 07/03/06 at 5.100%, collateralized by U.S. Government Agency maturing 05/22/08, market value of $29,675,000 (repurchase proceeds $29,100,362)	29,088,000	29,088,000
	Total Short-Term Obligation (cost of $29,088,000)		29,088,000
	Total Investments – 99.8% (cost of $1,189,250,569)(h)(i)		1,166,683,309
	Other Assets & Liabilities, Net – 0.2%		2,527,786
	Net Assets — 100.0%		1,169,211,095

13

Notes to Investment Portfolio:
*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities, which are not illiquid, amounted to $23,899,979, which represents 2.0% of net assets.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2006.

(c)	Accrued interest accumulates in the value of this security and is payable at redemption.

(d)	Zero coupon bond.

14

(e)	Investments in a security issued by an affiliate during the period ended June 30, 2006:
	Security name: Bank of America Mortgage Securities, 5.250% 02/25/18
	Par as of 03/31/06:			$1,245,437
	Par purchased:			—
	Par sold:			$96,319
	Par as of 06/30/06:			$1,149,118
	Net realized gain/loss:			$(33,830)
	Interest income earned:			$15,473
	Value at end of period:			$1,132,321

	Security name: MBNA Credit Card Master Note Trust, 6.550% 12/15/08
	Par as of 03/31/06:			$5,000,000
	Par purchased:			—
	Par sold:			—
	Par as of 06/30/06:			$5,000,000
	Net realized gain/loss:			—
	Interest income earned:			$81,875
	Value at end of period:			$5,002,058

(f)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration.  At June 30, 2006, the value of this security represents 0.0% of net assets.

(g)	Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(h)	Cost for federal income tax purposes is $1,189,277,464.

(i)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$360,134	$(22,954,289)	$(22,594,155)

	Acronym	Name

	I.O.	Interest Only
	TBA	To Be Announced

15

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Corporate Bond Portfolio

	Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 87.7%
BASIC MATERIALS – 1.4%
Chemicals – 0.8%
Eastman Chemical Co.
6.300% 11/15/18	414,000	395,558
Praxair, Inc.
4.750% 07/15/07	111,000	109,946
Chemicals Total		505,504
Forest Products & Paper – 0.2%
Champion International Corp.
7.350% 11/01/25	116,000	117,186
Forest Products & Paper Total		117,186
Metals & Mining – 0.4%
Inco Ltd.
5.700% 10/15/15	270,000	253,517
Metals & Mining Total		253,517
BASIC MATERIALS TOTAL		876,207
COMMUNICATIONS – 7.9%
Media – 4.1%
Comcast Cable Communications Holdings, Inc.
8.375% 03/15/13	15,000	16,660
Comcast Cable Communications, Inc.
7.125% 06/15/13	172,000	179,690
Comcast Corp.
5.850% 01/15/10	200,000	199,468
5.900% 03/15/16	510,000	487,177
6.500% 11/15/35	210,000	197,478
News America Holdings, Inc.
6.400% 12/15/35	100,000	92,490
6.550% 03/15/33	22,000	20,584
8.150% 10/17/36	209,000	233,038
9.250% 02/01/13	125,000	144,808
Rogers Cable, Inc.
6.250% 06/15/13	11,000	10,340
TCI Communications, Inc.
9.875% 06/15/22	192,000	239,176
Time Warner, Inc.
8.375% 07/15/33	85,000	94,309
9.125% 01/15/13	440,000	502,665

1

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – 1.4%
Media – (continued)
Viacom, Inc.
6.875% 04/30/36(a)	220,000	210,725
Media Total		2,628,608
Telecommunication Services – 3.8%
America Movil SA de CV
5.750% 01/15/15	300,000	277,875
Sprint Capital Corp.
8.375% 03/15/12	560,000	619,324
8.750% 03/15/32	230,000	278,296
Telefonica Emisones SAU
5.984% 06/20/11	460,000	459,009
TELUS Corp.
7.500% 06/01/07	452,000	458,477
Vodafone Group PLC
5.750% 03/15/16	405,000	386,486
Telecommunication Services Total		2,479,467
COMMUNICATIONS TOTAL		5,108,075
CONSUMER CYCLICAL– 5.5%
Airlines – 0.4%
Continental Airlines, Inc.
7.461% 04/01/15	275,724	268,831
Airlines Total		268,831
Auto Manufacturers – 1.3%
DaimlerChrysler NA Holding Corp.
4.050% 06/04/08	839,000	810,044
Auto Manufacturers Total		810,044
Home Builders – 1.2%
Centex Corp.
6.500% 05/01/16	565,000	548,679
D.R. Horton, Inc.
5.625% 09/15/14	245,000	224,259
Home Builders Total		772,938
Lodging – 0.4%
Harrah’s Operating Co., Inc.
5.625% 06/01/15	300,000	276,752
Lodging Total		276,752
Retail – 2.2%
CVS Corp.
5.298% 01/11/27(a)	205,626	190,939

2

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Retail (continued)
Federated Department Stores, Inc.
6.900% 04/01/29	390,000	388,200
Wal-Mart Stores, Inc.
4.125% 02/15/11	780,000	733,370
7.550% 02/15/30	100,000	116,346
Retail Total		1,428,855
CONSUMER CYCLICAL TOTAL		3,557,420

CONSUMER NON-CYCLICAL – 6.8%
Beverages – 0.6%
SABMiller PLC
6.200% 07/01/11(a)	425,000	426,010
Beverages Total		426,010
Commercial Services – 0.8%
ERAC USA Finance Co.
6.750% 05/15/07(a)	500,000	504,157
Commercial Services Total		504,157
Food – 2.5%
Fred Meyer, Inc.
7.450% 03/01/08	384,000	392,802
Kraft Foods, Inc.
6.250% 06/01/12	580,000	586,548
Kroger Co.
6.750% 04/15/12	12,000	12,260
6.800% 04/01/11	202,000	206,683
7.500% 04/01/31	250,000	259,469
Tyson Foods, Inc.
8.250% 10/01/11	140,000	148,139
Food Total		1,605,901
Healthcare Services – 1.1%
Aetna, Inc.
6.000% 06/15/16	250,000	246,159
6.625% 06/15/36	295,000	292,155
WellPoint, Inc.
6.375% 01/15/12	185,000	188,095
Healthcare Services Total		726,409

3

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Household Products/Wares – 0.6%
Fortune Brands, Inc.
5.125% 01/15/11	80,000	76,607
5.875% 01/15/36	350,000	303,863
Household Products/Wares Total		380,470
Pharmaceuticals – 1.2%
Wyeth
5.500% 02/01/14	450,000	435,694
5.500% 02/15/16	200,000	190,820
6.500% 02/01/34	125,000	125,003
Pharmaceuticals Total		751,517
CONSUMER NON-CYCLICAL TOTAL		4,394,464
DIVERSIFIED – 0.8%
Holding Companies-Diversified – 0.8%
Hutchison Whampoa International Ltd.
6.250% 01/24/14(a)	500,000	500,322
Holding Companies-Diversified Total		500,322
DIVERSIFIED TOTAL		500,322

ENERGY – 8.6%
Oil & Gas – 6.9%
Amerada Hess Corp.
7.125% 03/15/33	55,000	56,977
7.300% 08/15/31	390,000	411,857
Gazprom International SA
7.201% 02/01/20(a)	275,000	279,125
Marathon Oil Corp.
6.000% 07/01/12	1,170,000	1,175,906
Nexen, Inc.
5.875% 03/10/35	385,000	337,693
7.875% 03/15/32	90,000	101,193
Pemex Project Funding Master Trust
7.875% 02/01/09	25,000	25,781
8.625% 02/01/22	392,000	434,630
Qatar Petroleum
5.579% 05/30/11(a)	240,000	238,012
Ras Laffan Liquefied Natural Gas Co., Ltd.
5.838% 09/30/27(a)	350,000	325,402
Valero Energy Corp.
6.875% 04/15/12	458,000	474,812
7.500% 04/15/32	13,000	14,015

4

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – 8.6%
Oil & Gas – 6.9%
XTO Energy, Inc.
7.500% 04/15/12	545,000	578,109
Oil & Gas Total		4,453,512
Pipelines – 1.7%
CenterPoint Energy Resources Corp.
7.875% 04/01/13	188,000	204,577
Duke Capital LLC
4.370% 03/01/09	418,000	403,830
Kinder Morgan Finance Co. ULC
5.700% 01/05/16	120,000	103,905
TEPPCO Partners LP
7.625% 02/15/12	346,000	365,037
Pipelines Total		1,077,349
ENERGY TOTAL		5,530,861
FINANCIALS – 43.8%
Banks – 11.6%
Bank One Corp.
6.000% 08/01/08	987,000	993,311
Chinatrust Commercial Bank
5.625% 12/29/49(a)(b)	105,000	95,979
First Union National Bank
5.800% 12/01/08	482,000	482,657
HSBC Bank USA
3.875% 09/15/09	1,455,000	1,382,419
HSBC Holdings PLC
7.350% 11/27/32	123,000	137,794
Popular North America, Inc.
6.125% 10/15/06	312,000	312,129
Regions Financial Corp.
7.750% 09/15/24	87,000	102,533
Scotland International Finance
4.250% 05/23/13(a)	322,000	293,850
SouthTrust Bank, Inc.
4.750% 03/01/13	75,000	70,429
Union Planters Corp.
4.375% 12/01/10	385,000	365,315
Wachovia Capital Trust III
5.800% 08/29/49(b)	360,000	350,747

5

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Banks – (continued)
Wachovia Corp.
4.375% 06/01/10	810,000	773,268
Wells Fargo & Co.
4.875% 01/12/11	1,745,000	1,691,500
5.429% 09/15/09(b)	400,000	400,813
Banks Total		7,452,744
Diversified Financial Services – 23.7%
American Express Co.
3.750% 11/20/07	100,000	97,564
American General Finance Corp.
2.750% 06/15/08	143,000	135,282
5.400% 12/01/15	390,000	369,898
Bear Stearns Companies, Inc.
4.500% 10/28/10	652,000	622,568
CIT Group, Inc.
7.375% 04/02/07	193,000	195,301
Citicorp
8.040% 12/15/19(a)	500,000	564,514
Citigroup Global Markets Holdings, Inc.
6.500% 02/15/08	210,000	212,803
Citigroup, Inc.
4.625% 08/03/10	1,335,000	1,287,369
6.000% 02/21/12	237,000	239,278
Credit Suisse First Boston USA, Inc.
4.875% 08/15/10	100,000	96,848
6.125% 11/15/11	229,000	232,751
Ford Motor Credit Co.
5.800% 01/12/09	254,000	232,420
7.375% 02/01/11	758,000	680,108
Fund American Companies, Inc.
5.875% 05/15/13	275,000	261,524
General Electric Capital Corp.
6.750% 03/15/32(c)	1,032,000	1,104,440
General Motors Acceptance Corp.
6.150% 04/05/07	178,000	177,111
Goldman Sachs Group, Inc.
4.750% 07/15/13	454,000	422,132
6.600% 01/15/12	711,000	732,192
Household Finance Corp.
4.625% 01/15/08	300,000	295,752

6

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
HSBC Finance Corp.
5.875% 02/01/09	202,000	203,141
6.375% 11/27/12	402,000	411,404
International Lease Finance Corp.
4.875% 09/01/10	1,000,000	966,787
John Deere Capital Corp.
7.000% 03/15/12	165,000	174,348
JPMorgan Chase & Co.
4.600% 01/17/11	1,070,000	1,024,657
Lehman Brothers Holdings, Inc.
4.000% 01/22/08	333,000	325,282
7.000% 02/01/08	352,000	358,886
7.875% 08/15/10	262,000	281,740
MassMutual Global Funding II
2.550% 07/15/08(a)	152,000	143,002
Merrill Lynch & Co.
6.050% 05/16/16	300,000	299,127
Morgan Stanley
5.300% 03/01/13	518,000	497,700
6.600% 04/01/12	294,000	302,770
National Rural Utilities Cooperative Finance Corp.
3.250% 10/01/07	355,000	344,962
5.750% 08/28/09	221,000	221,595
Prudential Funding LLC
6.600% 05/15/08(a)	399,000	405,101
Residential Capital Corp.
6.375% 06/30/10	210,000	206,755
6.500% 04/17/13	290,000	283,939
SLM Corp.
4.500% 07/26/10	275,000	262,394
5.000% 04/15/15	425,000	393,052
Windsor Financing LLC
5.881% 07/15/17(a)	200,000	192,674
Diversified Financial Services Total		15,259,171
Insurance – 1.2%
Hartford Financial Services Group, Inc.
4.625% 07/15/13	61,000	56,418
Hartford Life, Inc.
7.375% 03/01/31	32,000	35,671
ING Groep NV
5.775% 12/29/49(b)	295,000	279,290

7

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Metlife, Inc.
5.375% 12/15/12	110,000	107,086
6.500% 12/15/32	235,000	233,831
Prudential Financial, Inc.
4.500% 07/15/13	52,000	47,586
Insurance Total		759,882
Real Estate – 1.6%
EOP Operating LP
4.750% 03/15/14	443,000	404,173
7.000% 07/15/11	208,000	216,502
ERP Operating LP
5.200% 04/01/13	11,000	10,530
5.375% 08/01/16	460,000	432,241
Real Estate Total		1,063,446
Real Estate Investment Trusts – 3.0%
Archstone-Smith Trust
5.750% 03/15/16	235,000	227,550
Camden Property Trust
5.375% 12/15/13	509,000	485,457
Health Care Property Investors, Inc.
6.450% 06/25/12	299,000	302,613
iStar Financial, Inc.
5.800% 03/15/11	500,000	493,296
Simon Property Group LP
3.750% 01/30/09	487,000	463,562
Real Estate Investment Trusts Total		1,972,478
Savings & Loans – 2.7%
Golden West Financial Corp.
4.750% 10/01/12	271,000	255,646
Washington Mutual Bank
5.125% 01/15/15	290,000	269,256
6.750% 05/20/36	250,000	250,953
Washington Mutual, Inc.
4.625% 04/01/14	587,000	527,518

8

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Savings & Loans – (continued)
5.625% 01/15/07	421,000	420,905
Savings & Loans Total		1,724,278
FINANCIALS TOTAL		28,231,999
INDUSTRIALS – 3.0%
Aerospace & Defense – 0.4%
General Dynamics Corp.
4.500% 08/15/10	8,000	7,679
Raytheon Co.
5.375% 04/01/13	120,000	116,215
7.200% 08/15/27	135,000	148,573
Aerospace & Defense Total		272,467
Miscellaneous Manufacturing – 0.8%
General Electric Co.
5.000% 02/01/13	508,000	486,614
Miscellaneous Manufacturing Total		486,614
Transportation – 1.8%
Burlington Northern Santa Fe Corp.
6.750% 07/15/11	222,000	231,133
7.950% 08/15/30	185,000	222,327
Union Pacific Corp.
4.698% 01/02/24	20,829	19,010
4.875% 01/15/15	250,000	232,569
6.650% 01/15/11	475,000	490,779
Transportation Total		1,195,818
INDUSTRIALS TOTAL		1,954,899
TECHNOLOGY – 0.3%
Computers – 0.3%
International Business Machines Corp.
6.500% 01/15/28	158,000	162,838
Computers Total		162,838
TECHNOLOGY TOTAL		162,838
UTILITIES – 9.6%
Electric – 9.6%
AEP Texas Central Co.
6.650% 02/15/33	400,000	399,004
American Electric Power Co., Inc.
5.250% 06/01/15	93,000	87,270
Appalachian Power Co.
3.600% 05/15/08	97,000	93,326

9

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Columbus Southern Power Co.
6.600% 03/01/33	111,000	111,413
Commonwealth Edison Co.
4.700% 04/15/15	125,000	113,404
Dominion Resources, Inc.
5.000% 03/15/13	31,000	29,020
5.790% 09/28/07(b)	185,000	185,045
Duquesne Light Co.
6.700% 04/15/12	60,000	62,007
Duquesne Light Holdings, Inc.
6.250% 08/15/35	275,000	248,254
Exelon Generation Co. LLC
5.350% 01/15/14	200,000	190,954
FirstEnergy Corp.
6.450% 11/15/11	338,000	343,859
Hydro Quebec
8.500% 12/01/29	200,000	266,158
Kiowa Power Partners LLC
5.737% 03/30/21(a)	210,000	195,148
MidAmerican Energy Holdings Co.
5.000% 02/15/14	507,000	473,466
6.125% 04/01/36(a)	175,000	163,361
NiSource Finance Corp.
5.400% 07/15/14	310,000	292,844
Ohio Edison Co.
4.000% 05/01/08	16,000	15,475
Pacific Gas & Electric Co.
4.200% 03/01/11	275,000	257,752
6.050% 03/01/34	295,000	279,135
Pepco Holdings, Inc.
5.500% 08/15/07	45,000	44,843
Progress Energy, Inc.
6.050% 04/15/07	433,000	433,584
PSEG Power LLC
5.500% 12/01/15	26,000	24,648
Public Service Electric & Gas Co.
4.000% 11/01/08	369,000	355,342

10

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Southern California Edison Co.
6.000% 01/15/34	104,000	99,821
6.650% 04/01/29	200,000	203,526
Southern Co. Capital Funding, Inc.
5.300% 02/01/07	255,000	254,416
Southern Power Co.
6.250% 07/15/12	126,000	126,696
TXU Corp.
5.550% 11/15/14	300,000	271,938
TXU Electric Delivery Co.
7.000% 09/01/22	400,000	415,323
Virginia Electric & Power Co.
5.375% 02/01/07	180,000	179,514
Electric Total		6,216,546
UTILITIES TOTAL		6,216,546
Total Corporate Fixed-Income Bonds & Notes (cost of $58,555,456)		56,533,631
Government & Agency Obligations – 5.6%
FOREIGN GOVERNMENT OBLIGATIONS – 2.9%
Export-Import Bank of Korea
4.625% 03/16/10	225,000	216,201
Region of Lombardy
5.804% 10/25/32	157,000	150,947
Republic of South Africa
6.500% 06/02/14	233,000	233,000
United Mexican States
5.625% 01/15/17	445,000	413,405
6.375% 01/16/13	188,000	187,718
6.625% 03/03/15	100,000	101,500
7.500% 04/08/33	524,000	551,248
FOREIGN GOVERNMENT OBLIGATIONS TOTAL		1,854,019
U.S. GOVERNMENT OBLIGATIONS – 2.7%
U.S. Treasury Bonds
5.375% 02/15/31	100,000	101,726
U.S. Treasury Notes
4.250% 08/15/13	5,000	4,744
4.250% 08/15/15	890,000	832,741
4.875% 04/30/08	145,000	144,213

11

	Par ($)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT OBLIGATIONS – (continued)
5.125% 05/15/16	570,000	569,332
8.000% 11/15/21	100,000	127,890
U.S. GOVERNMENT OBLIGATIONS TOTAL		1,780,646
Total Government & Agency Obligations (cost of $3,679,673)		3,634,665
Collateralized Mortgage Obligations – 0.8%
NON - AGENCY – 0.8%
Nomura Asset Acceptance Corp.
5.515% 01/25/36(b)	500,000	493,852
NON - AGENCY TOTAL		493,852
Total Collateralized Mortgage Obligations (cost of $499,993)		493,852

Commercial Mortgage-Backed Securities – 0.4%
CS First Boston Mortgage Securities Corp.
5.230% 12/15/40(b)	250,000	234,727

Total Commercial Mortgage-Backed Securities (cost of $247,331)		234,727

Short-Term Obligation – 4.2%

Repurchase agreement with State Street Bank & Trust Co., dated 06/30/06, due 07/03/06 at 5.100%, collateralized by a U.S. Government Agency maturing 09/02/08, market value of $2,787,449 (repurchase proceeds $2,731,160)	2,730,000	2,730,000

Total Short-Term Obligation (cost of $2,730,000)		2,730,000

12

Total Investments – 98.7% (cost of $65,712,453)(d)(e)	63,626,875
Other Assets & Liabilities, Net – 1.3%	843,358
Net Assets – 100.0%	64,470,233

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities, which are not illiquid, amounted to $4,728,321, which represents 7.3% of net assets.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2006.

(c)	A portion of this security with a market value of $53,510 is pledged as collateral for open futures contracts.

(d)	Cost for federal income tax purposes is $65,712,453.

(e)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized		Net Unrealized
	Appreciation	Depreciation		Depreciation
	$118,170		$(2,203,748)		$(2,085,578)

At June 30, 2006, the Fund held the following open short futures contracts:

	Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
	5- Year U.S Treasury Notes	6	620,438	624,121	Sep-2006	$(1,406)

13

At June 30, 2006, the Fund held the following open long futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
U.S. Treasury Bonds	13	1,386,421	1,387,081	Sep-2006	$(10,156)

14

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Mortgage- and Asset- Backed Portfolio

	Par ($)	Value ($)*
Mortgage-Backed Securities – 92.3%
Federal Home Loan Mortgage Corp.
5.000% 10/01/35	20,321,054	18,992,613
5.500% 10/01/20	4,387,672	4,304,997
5.500% 11/01/20	2,804,795	2,751,945
6.500% 11/01/32	39,786	40,160
TBA,:
5.000% 12/01/36(a)	12,200,000	11,738,694
5.500% 12/01/36(a)	11,500,000	11,165,466
Federal National Mortgage Association
7.000% 02/01/32	71,073	72,884
7.000% 06/01/32	2,798	2,867
TBA,:
5.000% 12/01/21(a)	3,000,000	2,888,436
5.500% 12/01/36(a)	17,344,000	16,655,651
6.000% 12/01/99	13,000,000	12,792,806
6.500% 12/01/36(a)	6,867,000	6,901,335
Government National Mortgage Association
7.000% 03/15/31	7,166	7,394

Total Mortgage-Backed Securities (cost of $89,561,441)		88,315,248
Asset-Backed Securities – 49.1%
Aames Mortgage Investment Trust
5.663% 01/25/35(b)	244,812	245,192
ACE Securities Corp.
5.463% 02/25/36(b)	1,724,203	1,725,222
5.483% 09/25/35(b)	916,730	917,236
Aegis Asset Backed Securities Trust
5.663% 03/25/31(b)	1,152,822	1,154,231
Arizona Educational Loan Marketing Corp.
5.331% 12/01/13(b)	633,333	633,333
Bear Stearns Asset Backed Security, Inc.
5.673% 03/25/35(b)	347,440	347,542
Chase Credit Card Master Trust
5.309% 02/15/11(b)	475,000	477,106
Citigroup Mortgage Loan Trust, Inc.
5.533% 02/25/35(b)	1,210,441	1,212,082
Countrywide Asset-Backed Certificates
5.423% 07/25/35(b)	108,516	108,517
5.460% 06/25/21(b)	1,500,000	1,500,000
5.483% 08/25/35(b)(c)	200,221	200,207
5.603% 09/25/33(b)	1,089,835	1,090,793
5.653% 12/25/25(b)	1,500,000	1,500,000

1

	Par ($)	Value ($)
Asset-Backed Securities – (continued)
FBR Securitization Trust
5.503% 09/25/35(b)	1,800,000	1,801,367
Fremont Home Loan Trust
5.373% 05/25/36(b)	1,385,072	1,384,299
GSAMP Trust
5.240% 05/25/36(b)	1,500,000	1,500,000
5.463% 11/25/35(b)	1,017,043	1,017,507
Home Equity Mortgage Trust
5.523% 06/25/35(b)	337,036	337,113
Indymac Seconds Asset Backed Trust
5.423% 05/25/36(b)	948,824	949,329
5.453% 06/25/36(b)	1,751,033	1,752,277
Keycorp Sudent Loan Trust
5.410% 07/25/29(b)	1,078,731	1,085,664
Mastr Asset Backed Securities Trust
5.373% 03/25/36(b)	957,254	957,831
5.463% 02/25/36(b)	988,006	988,478
5.473% 11/25/35(b)	1,170,475	1,170,878
Mastr Second Lien Trust
5.483% 02/25/36(b)	976,271	977,475
Morgan Stanley ABS Capital I
5.403% 02/25/35(b)	12,663	12,663
5.413% 04/25/35(b)	380,627	380,690
New Century Home Equity Loan Trust
5.493% 03/25/36(b)	1,119,460	1,120,920
Novastar Home Equity Loan
5.383% 05/25/36(b)	1,420,456	1,421,222
5.453% 01/25/36(b)	596,191	596,407
Onyx Acceptance Auto Trust
3.380% 01/15/08	48,301	48,279
Park Place Securities, Inc.
6.523% 10/25/34(b)	1,200,000	1,202,769
Renaissance Home Equity Loan Trust
5.413% 08/25/35(b)	705,619	705,899
Residential Asset Securities Corp.
6.373% 04/25/34(b)	800,000	803,522
SACO I, Inc.
5.473% 04/25/36(b)	1,886,007	1,887,401
5.493% 03/25/36(b)	1,319,367	1,319,241
5.523% 04/25/35(b)(c)	881,073	880,938
5.523% 07/25/36(b)	1,264,126	1,265,509

2

	Par ($)	Value ($)
Asset-Backed Securities – (continued)
Securitized Asset Backed Receivables LLC Trust
5.383% 03/25/36(b)	1,352,472	1,353,296
SLM Student Loan Trust
5.110% 01/25/13(b)	356,163	356,054
5.130% 04/25/14(b)	437,628	437,835
5.210% 04/25/17(b)	757,220	759,075
5.260% 01/25/12(b)	679,098	680,547
Soundview Home Equity Loan Trust
5.383% 06/25/36(b)	1,897,655	1,898,724
5.547% 11/25/35(b)	1,800,000	1,800,000
Structured Asset Investment Loan Trust
5.443% 03/25/35(b)	74,427	74,429
6.023% 08/25/33(b)	1,200,000	1,206,772
Structured Asset Securities Corp.
5.433% 02/25/36(b)(c)	1,500,000	1,499,531
Terwin Mortgage Trust
5.773% 07/25/34(b)	161,503	161,817

Total Asset-Backed Securities (cost of $46,858,190)		46,907,219
Collateralized Mortgage Obligations – 6.9%
AGENCY – 0.6%
Federal National Mortgage Association
6.000% 04/25/17	291,000	292,821
5.500% 08/25/17	304,089	298,815
AGENCY TOTAL		591,636
NON - AGENCY – 6.3%
Bear Stearns Alt-A Trust
5.603% 01/25/35(b)	553,099	555,010
Countrywide Alternative Loan Trust
5.413% 03/25/36(b)	1,406,057	1,406,861
CSAB Mortgage Backed Trust
5.423% 06/25/36(b)	1,403,980	1,404,830
IMPAC CMB Trust
5.583% 04/25/35(b)	616,531	618,379
5.813% 10/25/34(b)	859,002	859,591
5.823% 04/25/35(b)	1,182,206	1,184,433
NON - AGENCY TOTAL		6,029,104
Total Collateralized Mortgage Obligations (cost of $6,652,368)		6,620,740

3

	Par ($)	Value ($)*
Commercial Mortgage-Backed Securities – 5.3%
Bear Stearns Commercial Mortgage Securities
5.686% 09/11/38(b)	1,750,000	1,731,201
5.449% 12/11/40	1,060,000	1,017,062
5.458% 03/11/39	1,000,000	963,867
GMAC Commercial Mortgage Securities, Inc.
4.754% 05/10/43	1,500,000	1,373,847

Total Commercial Mortgage-Backed Securities (cost of $5,231,774)		5,085,977
Short-Term Obligations – 13.4%
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 5.2%

	Shares	Value ($)
Government & Agency Discount Notes – 5.2%
Federal Home Loan Bank
5.085% 07/12/06(d)	5,000,000	4,992,262
Government & Agency Discount Notes Total		4,992,262

	Par ($)	Value ($)
REPURCHASE AGREEMENT – 8.2%
Repurchase agreement with State Street Bank & Trust Co., dated 06/30/06, due 07/03/06 at 5.100%, collateralized by a Government Agency Obligation maturing 09/02/08, market value of $7,973,638 (repurchase proceeds $7,818,321)	7,815,000	7,815,000
Total Short-Term Obligations (cost of $12,807,262)		12,807,262

4

Total Investments – 167.0% (cost of $161,111,035)(e)(f)	159,736,446

Other Assets & Liabilities, Net – (67.0)%	(64,074,437)

Net Assets – 100.0%	95,662,009

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Security purchased on a delayed delivery basis.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2006.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities, which are not illiquid, amounted to $2,580,676, which represents 2.7% of net assets.

(d)	The rate shown represents the annualized yield at the date of purchase.

(e)	Cost for federal income tax purposes is $161,111,035.

(f)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$71,968	$(1,446,557)	$(1,374,589)

Acronym	Name

TBA	To Be Announced

5

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 28, 2006

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	August 28, 2006